Transamerica 60/40 Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.9%
International Equity Fund - 14.8%
Transamerica International Equity Index VP (A)	306,625	$ 3,241,021

U.S. Equity Fund - 44.5%
Transamerica U.S. Equity Index VP (A)	758,581	9,755,354

U.S. Fixed Income Fund - 39.6%
Transamerica Core Bond (A)	845,032	8,670,026

Total Investment Companies (Cost $20,585,174)		21,666,401

Total Investments (Cost $20,585,174)		21,666,401
Net Other Assets (Liabilities) - 1.1%		233,040

Net Assets - 100.0%		$ 21,899,441

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$21,666,401	$—	$—	$21,666,401

Total Investments	$21,666,401	$—	$—	$21,666,401

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2019	Shares as of September 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$3,265,454	$5,615,283	$(599,442)	$16,880	$371,851	$8,670,026	845,032	$142,654	$—
Transamerica International Equity Index VP	1,222,192	2,097,872	(237,501)	(12,514)	170,972	3,241,021	306,625	43,581	—
Transamerica U.S. Equity Index VP	3,726,289	5,729,442	(696,719)	28,270	968,072	9,755,354	758,581	48,815	—

Total	$8,213,935	$13,442,597	$(1,533,662)	$32,636	$1,510,895	$21,666,401	1,910,238	$235,050	$—

(B)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 92.6%
Aerospace & Defense - 1.2%
Bombardier, Inc.
6.13%, 01/15/2023 (A)	$ 1,105,000	$ 1,125,442
7.50%, 03/15/2025 (A) (B)	309,000	308,614
7.88%, 04/15/2027 (A)	466,000	464,066
Triumph Group, Inc.
5.25%, 06/01/2022 (B)	935,000	929,951
7.75%, 08/15/2025 (B)	462,000	466,181

		3,294,254

Airlines - 1.5%
American Airlines Group, Inc.
5.00%, 06/01/2022 (A)	164,000	170,289
5.50%, 10/01/2019 (A)	404,000	404,000
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	331,102	336,697
5.63%, 07/15/2022 (A)	253,640	259,423
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	210,042	214,453
6.90%, 10/19/2023	398,574	412,365
United Airlines Holdings, Inc.
4.25%, 10/01/2022	407,000	420,960
4.88%, 01/15/2025	649,000	682,813
United Airlines Pass-Through Trust
4.63%, 03/03/2024	186,108	191,822
US Airways Pass-Through Trust
5.38%, 05/15/2023	407,033	424,396
6.75%, 12/03/2022	447,640	471,177

		3,988,395

Auto Components - 0.8%
Dana, Inc.
6.00%, 09/15/2023	503,000	515,575
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (B)	484,000	477,272
5.00%, 05/31/2026 (B)	257,000	260,161
Panther BF Aggregator 2, LP / Panther Finance Co., Inc.
6.25%, 05/15/2026 (A)	428,000	450,470
8.50%, 05/15/2027 (A)	482,000	488,025

		2,191,503

Banks - 4.0%
Barclays PLC
Fixed until 06/20/2029, 5.09% (C), 06/20/2030	295,000	307,595
Fixed until 09/15/2023 (D), 7.75% (C)	1,041,000	1,083,337
Fixed until 06/15/2024 (D), 8.00% (C)	285,000	303,098
BNP Paribas SA
Fixed until 03/14/2022 (D), 6.75% (A) (C)	680,000	719,141
Fixed until 03/30/2021 (D), 7.63% (A) (C)	475,000	500,531
CIT Group, Inc.
4.75%, 02/16/2024	394,000	417,459
5.00%, 08/15/2022	390,000	413,166
Citigroup, Inc.
Fixed until 09/12/2024 (D), 5.00% (C)	996,000	1,008,151
Fixed until 03/27/2020 (D), 5.88% (C)	766,000	772,703
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	1,125,000	1,195,224
Lloyds Banking Group PLC
Fixed until 06/27/2024 (D), 7.50% (C)	1,075,000	1,152,507

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC (continued)
Fixed until 09/27/2025 (D), 7.50% (C)	$ 200,000	$ 213,250
Royal Bank of Scotland Group PLC
Fixed until 08/15/2021 (D), 8.63% (C)	690,000	738,887
Societe Generale SA
Fixed until 09/13/2021 (D), 7.38% (A) (C)	920,000	967,932
UniCredit SpA
6.57%, 01/14/2022 (A)	665,000	713,327

		10,506,308

Beverages - 0.4%
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	1,012,000	1,049,980

Building Products - 2.5%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	1,890,000	1,653,750
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	354,000	368,160
6.75%, 06/01/2027 (A)	492,000	530,130
Cornerstone Building Brands, Inc.
8.00%, 04/15/2026 (A) (B)	1,825,000	1,795,344
Griffon Corp.
5.25%, 03/01/2022	1,549,000	1,560,617
Patrick Industries, Inc.
7.50%, 10/15/2027 (A)	628,000	646,903

		6,554,904

Capital Markets - 1.4%
Credit Suisse Group AG
Fixed until 12/18/2024 (D), 6.25% (A) (C)	166,000	175,545
Fixed until 08/21/2026 (D), 6.38% (A) (C)	387,000	400,545
Fixed until 09/12/2025 (D), 7.25% (A) (C)	465,000	497,550
Fixed until 07/17/2023 (D), 7.50% (A) (C)	345,000	368,719
Fixed until 12/11/2023 (D), 7.50% (A) (C)	1,205,000	1,331,525
Goldman Sachs Capital II
3-Month LIBOR + 0.77%, 4.00% (C), 10/31/2019 (D)	169,000	142,653
Goldman Sachs Group, Inc.
3-Month LIBOR + 3.88%, 6.07% (C), 10/31/2019 (D)	760,000	762,850

		3,679,387

Chemicals - 2.0%
Eagle Intermediate Global Holding BV / Ruyi Finance LLC
7.50%, 05/01/2025 (A)	686,000	615,685
Hexion, Inc.
7.88%, 07/15/2027 (A) (B)	620,000	609,150
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	590,000	606,727
5.25%, 06/01/2027 (A)	1,521,000	1,583,133
OCI NV
6.63%, 04/15/2023 (A)	400,000	418,480
Olin Corp.
5.13%, 09/15/2027	825,000	843,562
5.63%, 08/01/2029	493,000	512,868

		5,189,605

Commercial Services & Supplies - 2.0%
Ashtead Capital, Inc.
5.25%, 08/01/2026 (A)	725,000	769,406

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 02/25/2016 - 07/14/2016 (E)	$ 435,000	$ 442,613
5.75%, 07/15/2027 (A)	784,000	808,853
6.38%, 04/01/2024 (A)	312,000	325,650
Garda World Security Corp.
8.75%, 05/15/2025 (A)	1,080,000	1,109,268
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	1,094,000	1,137,760
Stericycle, Inc.
5.38%, 07/15/2024 (A)	562,000	577,455

		5,171,005

Communications Equipment - 1.1%
CommScope Technologies LLC
5.00%, 03/15/2027 (A)	13,000	10,725
6.00%, 06/15/2025 (A)	1,584,000	1,433,520
CommScope, Inc.
5.50%, 03/01/2024 (A)	236,000	242,785
6.00%, 03/01/2026 (A)	317,000	328,032
8.25%, 03/01/2027 (A) (B)	316,000	307,606
Nokia OYJ
3.38%, 06/12/2022	677,000	687,155

		3,009,823

Construction & Engineering - 1.7%
Abengoa Abenewco 2 SAU
PIK Rate 1.50%, Cash Rate 0.00%, 04/26/2024 (A) (F) (G)	601,048	15,176
Ashton Woods LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	411,000	409,973
9.88%, 04/01/2027 (A)	1,122,000	1,225,785
Weekley Homes LLC / Weekley Finance Corp.
6.00%, 02/01/2023	763,000	760,787
William Lyon Homes, Inc.
5.88%, 01/31/2025	847,000	855,470
6.00%, 09/01/2023	365,000	379,600
6.63%, 07/15/2027 (A)	624,000	647,400
7.00%, 08/15/2022 (B)	134,000	134,335

		4,428,526

Consumer Finance - 2.2%
Ally Financial, Inc.
3.88%, 05/21/2024	463,000	479,112
5.75%, 11/20/2025	257,000	287,845
7.50%, 09/15/2020	641,000	669,973
8.00%, 03/15/2020	294,000	300,230
Altice Financing SA
7.50%, 05/15/2026 (A)	1,156,000	1,228,238
Navient Corp.
5.00%, 10/26/2020	489,000	495,113
5.88%, 10/25/2024	1,069,000	1,077,018
6.50%, 06/15/2022	325,000	346,125
6.63%, 07/26/2021	279,000	292,950
Springleaf Finance Corp.
7.13%, 03/15/2026	492,000	545,788

		5,722,392

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 3.3%
ARD Finance SA
PIK Rate 7.88%, Cash Rate, 7.13%, 09/15/2023 (F)	$ 660,000	$ 679,800
Ardagh Packaging Finance PLC / Ardagh Holdings, Inc.
6.00%, 02/15/2025 (A)	810,000	846,936
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026	1,031,000	1,078,684
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	522,000	476,116
7.88%, 07/15/2026 (A)	557,000	511,048
Greif, Inc.
6.50%, 03/01/2027 (A)	796,000	844,158
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	758,000	778,807
7.25%, 04/15/2025 (A)	217,000	205,130
OI European Group BV
4.00%, 03/15/2023 (A)	381,000	383,381
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	693,000	735,446
6.38%, 08/15/2025 (A) (B)	178,000	188,680
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	341,000	349,099
5.75%, 10/15/2020	439,975	440,899
6.88%, 02/15/2021	177,774	178,218
7.00%, 07/15/2024 (A)	177,000	183,416
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	428,000	449,914
8.50%, 08/15/2027 (A)	345,000	373,031

		8,702,763

Diversified Financial Services - 3.1%
Avation Capital SA
6.50%, 05/15/2021 (A)	562,000	581,670
DAE Funding LLC
4.50%, 08/01/2022 (A)	227,000	230,405
5.00%, 08/01/2024 (A)	367,000	382,598
5.25%, 11/15/2021 (A)	312,000	324,480
5.75%, 11/15/2023 (A)	311,000	326,814
Dana Financing Sarl
5.75%, 04/15/2025 (A)	1,963,000	2,003,929
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 3.77% (C), 12/21/2065 (A)	1,578,000	1,080,078
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 4.02% (C), 12/21/2065 (A)	137,000	95,503
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 03/15/2022 (A)	1,052,000	1,094,974
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	400,000	409,947
5.50%, 08/15/2026 - 05/15/2029 (A)	1,684,000	1,758,973

		8,289,371

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 4.2%
CenturyLink, Inc.
5.80%, 03/15/2022	$ 250,000	$ 263,438
6.45%, 06/15/2021	783,000	822,150
6.75%, 12/01/2023	123,000	134,685
7.50%, 04/01/2024 (B)	695,000	777,253
Frontier Communications Corp.
7.63%, 04/15/2024	891,000	392,040
8.50%, 04/01/2026 (A)	259,000	258,974
8.75%, 04/15/2022	389,000	173,105
9.00%, 08/15/2031	1,091,000	482,331
10.50%, 09/15/2022	405,000	187,313
11.00%, 09/15/2025	357,000	163,328
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	118,000	126,260
6.63%, 08/01/2026	379,000	411,389
7.63%, 06/15/2021	1,673,000	1,802,657
Intelsat Jackson Holdings SA
8.00%, 02/15/2024 (A)	185,000	192,169
8.50%, 10/15/2024 (A)	970,000	976,974
9.50%, 09/30/2022 (A)	355,000	411,800
Level 3 Financing, Inc.
5.38%, 01/15/2024	145,000	147,878
Level 3 Parent LLC
5.75%, 12/01/2022	954,000	957,816
Sprint Capital Corp.
8.75%, 03/15/2032	687,000	847,380
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	1,220,000	1,253,550
Virgin Media Finance PLC
6.00%, 10/15/2024 (A)	200,000	206,000

		10,988,490

Electric Utilities - 0.6%
Elwood Energy LLC
8.16%, 07/05/2026	808,542	883,170
NextEra Energy Operating Partners, LP
4.25%, 07/15/2024 (A)	436,000	449,080
Vistra Operations Co. LLC
5.00%, 07/31/2027 (A)	251,000	258,450

		1,590,700

Energy Equipment & Services - 1.8%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	1,003,000	907,314
7.50%, 04/01/2025 (A)	240,000	235,800
Genesis Energy, LP / Genesis Energy Finance Corp.
6.50%, 10/01/2025	598,000	583,050
6.75%, 08/01/2022	894,000	907,052
KCA Deutag Finance PLC
9.63%, 04/01/2023 (A)	1,030,000	646,325
Noble Holding International, Ltd.
6.05%, 03/01/2041	527,000	223,975
8.95%, 04/01/2045	359,000	172,320
Transocean Sentry, Ltd.
5.38%, 05/15/2023 (A)	481,000	480,399
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 09/01/2027 (A)	568,000	586,460

		4,742,695

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Entertainment - 0.3%
Netflix, Inc.
5.38%, 11/15/2029 (A)	$ 159,000	$ 165,758
5.88%, 11/15/2028	687,000	746,288

		912,046

Equity Real Estate Investment Trusts - 2.9%
CBL & Associates, LP
5.25%, 12/01/2023 (B)	1,214,000	843,244
5.95%, 12/15/2026	316,000	221,990
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024 (A)	494,000	519,317
Iron Mountain Holdings, Inc.
5.38%, 06/01/2026 (A)	324,000	335,340
Iron Mountain, Inc.
4.38%, 06/01/2021 (A)	309,000	312,155
5.25%, 03/15/2028 (A)	1,565,000	1,617,772
iStar, Inc.
5.25%, 09/15/2022	404,000	412,585
6.00%, 04/01/2022	707,000	727,927
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
5.75%, 02/01/2027 (A)	480,000	538,944
SBA Communications Corp.
4.00%, 10/01/2022	415,000	423,300
4.88%, 07/15/2022	1,065,000	1,079,218
Service Properties Trust
4.35%, 10/01/2024	383,000	387,717
4.75%, 10/01/2026	383,000	385,225

		7,804,734

Food & Staples Retailing - 1.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
5.75%, 03/15/2025	966,000	993,386
6.63%, 06/15/2024	786,000	823,335
7.50%, 03/15/2026 (A)	155,000	172,438
Rite Aid Corp.
6.13%, 04/01/2023 (A)	1,172,000	929,806

		2,918,965

Food Products - 2.0%
B&G Foods, Inc.
5.25%, 09/15/2027	779,000	796,605
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	336,000	350,052
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (A)	1,501,000	1,612,074
Post Holdings, Inc.
5.00%, 08/15/2026 (A)	692,000	717,673
5.50%, 12/15/2029 (A)	214,000	223,095
5.63%, 01/15/2028 (A)	413,000	437,780
8.00%, 07/15/2025 (A)	965,000	1,032,550

		5,169,829

Health Care Providers & Services - 5.1%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021	427,000	425,933
6.25%, 03/31/2023	435,000	432,107
8.00%, 03/15/2026 (A)	1,429,000	1,425,428
8.13%, 06/30/2024 (A)	186,000	147,870
DaVita HealthCare Partners, Inc.
5.13%, 07/15/2024	562,000	571,133
Encompass Health Corp.
4.50%, 02/01/2028	311,000	314,421
4.75%, 02/01/2030	218,000	220,267

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Encompass Health Corp. (continued)
5.75%, 11/01/2024 (E)	$ 791,000	$ 799,266
5.75%, 09/15/2025	778,000	811,726
HCA, Inc.
5.25%, 04/15/2025 - 06/15/2026	1,336,000	1,486,261
5.88%, 02/15/2026 - 02/01/2029	1,570,000	1,757,715
7.50%, 02/15/2022 - 11/06/2033	1,461,000	1,628,671
Tenet Healthcare Corp.
4.88%, 01/01/2026 (A)	617,000	633,196
5.13%, 05/01/2025	284,000	287,919
5.13%, 11/01/2027 (A)	617,000	637,577
6.75%, 06/15/2023 (B)	369,000	387,516
8.13%, 04/01/2022	1,512,000	1,635,304

		13,602,310

Hotels, Restaurants & Leisure - 7.5%
Boyd Gaming Corp.
6.00%, 08/15/2026	337,000	355,504
6.38%, 04/01/2026	405,000	429,300
6.88%, 05/15/2023	1,208,000	1,253,300
Boyne, Inc.
7.25%, 05/01/2025 (A)	845,000	920,712
GLP Capital, LP / GLP Financing II, Inc.
5.25%, 06/01/2025	689,000	758,954
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030 (A)	471,000	497,305
5.13%, 05/01/2026	847,000	889,350
International Game Technology PLC
6.25%, 02/15/2022 - 01/15/2027 (A)	1,114,000	1,186,746
6.50%, 02/15/2025 (A)	578,000	641,620
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026	786,000	846,915
MGM Resorts International
5.50%, 04/15/2027	780,000	854,763
5.75%, 06/15/2025	1,202,000	1,324,063
6.63%, 12/15/2021	694,000	751,845
NCL Corp., Ltd.
4.75%, 12/15/2021 (A)	827,000	841,142
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	703,000	725,355
8.25%, 03/15/2026 (A)	970,000	1,029,025
10.00%, 12/01/2022	1,256,000	1,306,240
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	2,215,000	2,347,014
6.25%, 05/15/2025 (A)	787,000	822,415
Wyndham Destinations, Inc.
4.25%, 03/01/2022	288,000	293,760
5.40%, 04/01/2024	1,162,000	1,225,910
5.75%, 04/01/2027	446,000	481,680
6.35%, 10/01/2025	8,000	8,840

		19,791,758

Household Durables - 2.7%
Beazer Homes, Inc.
5.88%, 10/15/2027	664,000	642,984
6.75%, 03/15/2025	328,000	334,560
7.25%, 10/15/2029 (A)	391,000	397,354
Century Communities, Inc.
5.88%, 07/15/2025	1,507,000	1,553,491
6.75%, 06/01/2027 (A)	521,000	559,554
KB Home
7.00%, 12/15/2021	502,000	540,805
7.63%, 05/15/2023	844,000	955,830
Lennar Corp.
4.75%, 11/29/2027	512,000	549,120
5.00%, 06/15/2027	398,000	425,860

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
Meritage Homes Corp.
5.13%, 06/06/2027	$ 413,000	$ 435,715
7.15%, 04/15/2020	627,000	640,410

		7,035,683

Independent Power & Renewable Electricity Producers - 0.9%
Calpine Corp.
5.88%, 01/15/2024 (A)	825,000	843,563
6.00%, 01/15/2022 (A)	683,000	685,288
Vistra Energy Corp.
7.63%, 11/01/2024	780,000	812,175

		2,341,026

Insurance - 1.3%
Genworth Holdings, Inc.
4.90%, 08/15/2023 (B)	698,000	662,821
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 4.28% (C), 02/12/2067 (A)	1,692,000	1,438,725
Lincoln National Corp.
3-Month LIBOR + 2.36%, 4.48% (C), 05/17/2066	1,714,000	1,388,871

		3,490,417

Leisure Products - 0.4%
Mattel, Inc.
2.35%, 08/15/2021 (B)	286,000	278,135
3.15%, 03/15/2023 (B)	228,000	215,460
5.45%, 11/01/2041	200,000	156,000
6.75%, 12/31/2025 (A)	350,000	365,204

		1,014,799

Machinery - 1.4%
Colfax Corp.
6.00%, 02/15/2024 (A)	512,000	541,875
6.38%, 02/15/2026 (A)	158,000	169,998
Meritor, Inc.
6.25%, 02/15/2024	1,830,000	1,882,612
Novelis Corp.
5.88%, 09/30/2026 (A)	205,000	214,984
6.25%, 08/15/2024 (A)	770,000	804,650

		3,614,119

Media - 7.8%
Altice France SA
7.38%, 05/01/2026 (A)	1,566,000	1,679,081
Altice SA
7.63%, 02/15/2025 (A)	225,000	234,563
Cablevision Systems Corp.
8.00%, 04/15/2020	383,000	394,011
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (A) (H)	470,000	477,149
5.00%, 02/01/2028 (A)	773,000	799,089
5.13%, 02/15/2023	780,000	792,675
5.25%, 03/15/2021	562,000	562,450
5.38%, 06/01/2029 (A)	290,000	308,850
5.50%, 05/01/2026 (A)	1,395,000	1,461,123
5.75%, 01/15/2024 (E)	1,462,000	1,494,895
5.75%, 02/15/2026 (A)	334,000	353,038

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (A)	$ 526,000	$ 548,013
9.25%, 02/15/2024 (A)	677,000	743,793
CSC Holdings LLC
5.38%, 07/15/2023 (A)	340,000	348,925
6.50%, 02/01/2029 (A)	251,000	278,980
6.63%, 10/15/2025 (A)	852,000	911,896
7.75%, 07/15/2025 (A)	800,000	860,160
10.88%, 10/15/2025 (A)	483,000	546,973
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	407,000	422,262
DISH DBS Corp.
5.00%, 03/15/2023	907,000	916,342
5.88%, 07/15/2022	219,000	227,760
6.75%, 06/01/2021	535,000	562,980
7.75%, 07/01/2026	1,309,000	1,331,907
Gray Television, Inc.
7.00%, 05/15/2027 (A)	246,000	270,280
Scripps Escrow, Inc.
5.88%, 07/15/2027 (A)	290,000	294,713
Sirius XM Radio, Inc.
4.63%, 07/15/2024 (A)	369,000	382,590
5.50%, 07/01/2029 (A)	315,000	336,263
Univision Communications, Inc.
5.13%, 05/15/2023 (A)	1,776,000	1,781,550
Ziggo Bond Co. BV
6.00%, 01/15/2027 (A)	500,000	521,875
Ziggo BV
5.50%, 01/15/2027 (A)	806,000	840,013

		20,684,199

Metals & Mining - 3.2%
Alcoa Nederland Holding BV
7.00%, 09/30/2026 (A)	847,000	919,020
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (A)	634,000	646,680
5.75%, 03/01/2025 (B)	101,000	99,233
5.88%, 06/01/2027 (A)	637,000	603,303
Constellium SE
5.75%, 05/15/2024 (A)	445,000	457,238
6.63%, 03/01/2025 (A) (B)	1,024,000	1,067,520
First Quantum Minerals, Ltd.
7.25%, 04/01/2023 (A) (B)	282,000	277,770
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	239,000	244,927
5.45%, 03/15/2043	910,000	819,910
Mineral Resources, Ltd.
8.13%, 05/01/2027 (A)	631,000	649,488
New Gold, Inc.
6.25%, 11/15/2022 (A)	682,000	683,841
6.38%, 05/15/2025 (A)	571,000	532,943
Teck Resources, Ltd.
6.00%, 08/15/2040	1,183,000	1,279,689
6.25%, 07/15/2041	134,000	148,932

		8,430,494

Oil, Gas & Consumable Fuels - 11.0%
Antero Resources Corp.
5.00%, 03/01/2025 (B)	610,000	496,211
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp.
6.88%, 02/01/2025	520,000	447,200
Callon Petroleum Co.
6.13%, 10/01/2024	1,250,000	1,231,250
6.38%, 07/01/2026	235,000	229,325

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023 (B)	$ 345,000	$ 326,887
8.25%, 07/15/2025	839,000	821,884
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	520,000	578,568
Cheniere Energy Partners, LP
5.63%, 10/01/2026	656,000	696,114
Chesapeake Energy Corp.
7.00%, 10/01/2024	490,000	351,575
7.50%, 10/01/2026	704,000	478,720
8.00%, 06/15/2027 (B)	565,000	384,313
Continental Resources, Inc.
5.00%, 09/15/2022	328,000	330,877
CrownRock, LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (A)	1,046,000	1,052,517
DCP Midstream Operating, LP
5.38%, 07/15/2025	161,000	171,465
DCP Midstream, LP
Fixed until 12/15/2022 (D), 7.38% (C)	718,000	682,100
Denbury Resources, Inc.
7.75%, 02/15/2024 (A)	328,000	253,380
9.00%, 05/15/2021 (A)	768,000	712,320
eG Global Finance PLC
6.75%, 02/07/2025 (A)	951,000	928,414
EP Energy LLC / Everest Acquisition Finance, Inc.
7.75%, 05/15/2026 (A)	553,000	414,750
8.00%, 11/29/2024 (A)	275,000	101,750
Gulfport Energy Corp.
6.00%, 10/15/2024	217,000	156,967
6.38%, 05/15/2025 - 01/15/2026	1,045,000	737,900
HighPoint Operating Corp.
8.75%, 06/15/2025	736,000	658,720
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	245,000	337,307
8.05%, 10/15/2030, MTN	134,000	176,843
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	115,000	84,669
10.50%, 05/15/2027 (A)	441,000	357,210
NuStar Logistics, LP
4.80%, 09/01/2020	1,323,000	1,344,499
5.63%, 04/28/2027	451,000	476,369
6.00%, 06/01/2026	100,000	108,230
6.75%, 02/01/2021	461,000	480,408
Oasis Petroleum, Inc.
6.25%, 05/01/2026 (A) (B)	432,000	349,920
6.88%, 03/15/2022	1,104,000	1,029,480
Parkland Fuel Corp.
5.88%, 07/15/2027 (A)	531,000	557,184
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	240,000	243,530
5.38%, 01/15/2025 (A)	505,000	511,312
5.63%, 10/15/2027 (A)	227,000	234,377
PDC Energy, Inc.
6.13%, 09/15/2024	1,270,000	1,266,825
Shelf Drilling Holdings, Ltd.
8.25%, 02/15/2025 (A)	793,000	674,050
SM Energy Co.
6.13%, 11/15/2022	701,000	671,803
6.63%, 01/15/2027 (B)	832,000	717,600
6.75%, 09/15/2026	118,000	103,250
Southwestern Energy Co.
7.50%, 04/01/2026	870,000	759,075

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	$ 343,000	$ 289,561
Summit Midstream Partners, LP
Fixed until 12/15/2022 (D), 9.50% (C)	672,000	483,840
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	450,000	455,085
5.13%, 02/01/2025	991,000	1,019,095
6.50%, 07/15/2027 (A)	255,000	278,228
6.75%, 03/15/2024	1,347,000	1,395,829
Ultra Resources, Inc.
6.88%, 04/15/2022 (A)	118,000	8,408
7.13%, 04/15/2025 (A)	587,000	41,090
Whiting Petroleum Corp.
5.75%, 03/15/2021	845,000	807,000
6.63%, 01/15/2026 (B)	511,000	344,925
WPX Energy, Inc.
5.25%, 09/15/2024	476,000	484,330
8.25%, 08/01/2023	726,000	816,750

		29,151,289

Paper & Forest Products - 0.6%
Boise Cascade Co.
5.63%, 09/01/2024 (A)	375,000	387,656
Norbord, Inc.
6.25%, 04/15/2023 (A)	1,185,000	1,253,138

		1,640,794

Pharmaceuticals - 1.9%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	353,000	396,172
9.25%, 04/01/2026 (A)	415,000	471,540
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (A)	278,000	290,885
5.88%, 05/15/2023 04/11/2018 - 05/14/2018 (A) (E)	651,000	659,138
6.13%, 04/15/2025 (A)	754,000	781,332
6.50%, 03/15/2022 (A)	125,000	129,219
7.00%, 01/15/2028 (A)	161,000	173,413
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 07/15/2023 (A)	1,243,000	762,394
Endo Finance LLC / Endo Finco, Inc.
5.38%, 01/15/2023 (A)	462,000	281,820
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (A)	380,000	348,175
Teva Pharmaceutical Finance III BV
2.20%, 07/21/2021	164,000	150,060
6.75%, 03/01/2028 (B)	749,000	610,435

		5,054,583

Real Estate Management & Development - 0.0% (I)
Realogy Group LLC / Realogy Co-Issuer Corp.
9.38%, 04/01/2027 (A) (B)	126,000	117,056

Road & Rail - 1.5%
Avolon Holdings Funding, Ltd.
5.13%, 10/01/2023 (A)	647,000	686,467
5.25%, 05/15/2024 (A)	161,000	172,399
Hertz Corp.
5.50%, 10/15/2024 (A)	915,000	912,713
6.25%, 10/15/2022	456,000	459,990
7.13%, 08/01/2026 (A)	367,000	383,056

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022 (A)	$ 183,000	$ 192,864
Uber Technologies, Inc.
7.50%, 09/15/2027 (A)	1,255,000	1,251,862

		4,059,351

Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC
3.88%, 09/01/2022 (A)	899,000	927,774
Sensata Technologies, Inc. Co.
4.38%, 02/15/2030 (A)	113,000	112,858

		1,040,632

Software - 0.9%
Infor, Inc.
6.50%, 05/15/2022	1,648,000	1,674,780
Sophia, LP / Sophia Finance, Inc.
9.00%, 09/30/2023 (A)	612,000	626,535

		2,301,315

Specialty Retail - 1.1%
L Brands, Inc.
5.25%, 02/01/2028 (B)	157,000	146,073
6.75%, 07/01/2036	1,119,000	949,304
6.88%, 11/01/2035	773,000	669,611
7.50%, 06/15/2029	220,000	218,900
Staples, Inc.
7.50%, 04/15/2026 (A)	947,000	975,694

		2,959,582

Technology Hardware, Storage & Peripherals - 2.2%
Dell International LLC / EMC Corp.
5.88%, 06/15/2021 (A)	858,000	871,728
7.13%, 06/15/2024 (A)	805,000	848,470
8.35%, 07/15/2046 (A)	560,000	738,611
NCR Corp.
5.75%, 09/01/2027 (A)	312,000	322,920
6.13%, 09/01/2029 (A)	348,000	366,810
Seagate HDD Cayman
4.75%, 01/01/2025	167,000	173,096
4.88%, 03/01/2024 - 06/01/2027	876,000	917,843
5.75%, 12/01/2034	700,000	712,488
Western Digital Corp.
4.75%, 02/15/2026	972,000	999,945

		5,951,911

Trading Companies & Distributors - 1.2%
United Rentals North America, Inc.
4.63%, 10/15/2025	483,000	492,895
5.50%, 07/15/2025 - 05/15/2027	1,905,000	1,985,175
6.50%, 12/15/2026	609,000	663,506

		3,141,576

Wireless Telecommunication Services - 1.4%
Sprint Communications, Inc.
11.50%, 11/15/2021	131,000	152,124
Sprint Corp.
7.13%, 06/15/2024	1,517,000	1,635,022
7.25%, 09/15/2021	2,000	2,134
7.63%, 03/01/2026	734,000	810,152
T-Mobile, Inc.
4.00%, 04/15/2022 (B)	360,000	369,000

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
T-Mobile, Inc. (continued)
4.50%, 02/01/2026	$ 412,000	$ 424,072
6.50%, 01/15/2024	273,000	283,186

		3,675,690

Total Corporate Debt Securities (Cost $243,750,037)		245,004,259

LOAN ASSIGNMENTS - 2.1%
Diversified Telecommunication Services - 0.4%
Inmarsat Finance PLC
Term Loan B,
TBD, 09/23/2026 (H) (J)	1,000,000	983,333

Machinery - 0.2%
Cortes NP Acquisition Corp.
Term Loan B,
1-Month LIBOR + 4.00%, 6.04% (C), 11/30/2023	507,705	481,897

Media - 0.1%
Clear Channel Outdoor Holdings, Inc.
Term Loan B,
TBD, 08/21/2026 (H) (J)	385,000	385,962

Software - 0.9%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 6.28% (C), 12/15/2024	803,108	760,945
2-Month LIBOR + 4.25%, 6.43% (C), 12/15/2024	479,104	453,951
Infor, Inc.
Term Loan B6,
3-Month LIBOR + 2.75%, 4.85% (C), 02/01/2022	1,295,541	1,296,837

		2,511,733

Wireless Telecommunication Services - 0.5%
Sprint Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 4.56% (C), 02/02/2024	1,116,412	1,107,202
Term Loan B,
1-Month LIBOR + 3.00%, 5.06% (C), 02/02/2024	195,694	195,123

		1,302,325

Total Loan Assignments (Cost $5,734,286)		5,665,250

	Shares	Value
COMMON STOCKS - 0.3%
Chemicals - 0.2%
Hexion Holdings Corp., Class B (K)	50,350	566,437

Electric Utilities - 0.1%
Homer City Generation LLC (E) (G) (K) (L)	39,132	343,188

Total Common Stocks (Cost $3,623,082)		909,625

	Shares	Value
PREFERRED STOCKS - 1.2%
Banks - 1.1%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 7.94% (C)	104,375	$ 2,735,669

Building Products - 0.1%
Associated Materials Group, Inc.,
PIK Rate 0.00%, Cash Rate 0.00%, 0.00% (E) (F) (G) (L)	1,593,124	302,693

Total Preferred Stocks (Cost $4,043,548)		3,038,362

WARRANT - 0.0%
Building Products - 0.0%
Associated Materials Group, Inc., (E) (G) (K) (L) (M)
Exercise Price $0,
Expiration Date 11/17/2023	15,911	0

Total Warrant (Cost $0)		0

OTHER INVESTMENT COMPANY - 4.3%
Securities Lending Collateral - 4.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (N)	11,324,398	11,324,398

Total Other Investment Company (Cost $11,324,398)		11,324,398

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp., 1.05% (N), dated 09/30/2019, to be repurchased at $7,447,929 on 10/01/2019. Collateralized by a U.S. Government Obligation, 2.13%, due 09/30/2021, and with a value of $7,598,237.	$ 7,447,712	7,447,712

Total Repurchase Agreement (Cost $7,447,712)		7,447,712

Total Investments (Cost $275,923,063)		273,389,606
Net Other Assets (Liabilities) - (3.3)%		(8,810,000)

Net Assets - 100.0%		$ 264,579,606

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$244,989,083	$15,176	$245,004,259
Loan Assignments	—	5,665,250	—	5,665,250
Common Stocks	566,437	—	343,188	909,625
Preferred Stocks	2,735,669	—	302,693	3,038,362
Warrant	—	—	0	0
Other Investment Company	11,324,398	—	—	11,324,398
Repurchase Agreement	—	7,447,712	—	7,447,712

Total Investments	$14,626,504	$258,102,045	$661,057	$273,389,606

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the total value of 144A securities is $121,228,797, representing 45.8% of the Portfolio’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,095,088. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Restricted securities. At September 30, 2019, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 04/01/2023	02/25/2016 - 07/14/2016	$433,475	$442,613	0.2%
Corporate Debt Securities	Encompass Health Corp. 5.75%, 11/01/2024	08/04/2015 - 11/06/2017	779,313	799,266	0.3
Corporate Debt Securities	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, 01/15/2024	03/28/2018 - 06/13/2019	1,499,720	1,494,895	0.6
Corporate Debt Securities	Bausch Health Cos., Inc. 5.88%, 05/15/2023	04/11/2018 - 05/14/2018	608,560	659,138	0.2
Common Stocks	Homer City Generation LLC	01/10/2011 - 04/01/2013	2,125,325	343,188	0.1
Preferred Stocks	Associated Materials Group, Inc., 0.00%	11/04/2016 - 06/30/2019	1,548,324	302,693	0.1
Warrant	Associated Materials Group, Inc., 11/17/2023	11/04/2016	0	0	0.0

Total			$6,994,717	$4,041,793	1.5%

(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Securities are Level 3 of the fair value hierarchy.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	All or a portion of the security represents unsettled loan commitments at September 30, 2019 where the rate will be determined at time of settlement.
(K)	Non-income producing securities.
(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2019, the total value of securities is $645,881, representing 0.2% of the Portfolio’s net assets.
(M)	Security deemed worthless.
(N)	Rates disclosed reflect the yields at September 30, 2019.
(O)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Portfolio.

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.4%
Access to Loans for Learning Student Loan Corp.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 2.72% (A), 07/25/2036	$ 3,318,635	$ 3,302,391
Edsouth Indenture No. 3 LLC
Series 2012-2, Class A,
1-Month LIBOR + 0.73%, 2.75% (A), 04/25/2039 (B)	1,812,785	1,804,644
Navient Student Loan Trust
Series 2017-1A, Class A2,
1-Month LIBOR + 0.75%, 2.77% (A), 07/26/2066 (B)	2,813,056	2,817,025
SBA Small Business Investment Cos.
Series 2012-10B, Class 1,
2.25%, 09/10/2022	2,038,398	2,040,259
SLM Student Loan Trust
Series 2006-2, Class A6,
3-Month LIBOR + 0.17%, 2.45% (A), 01/25/2041	4,485,347	4,316,647
South Carolina Student Loan Corp.
Series 2010-1, Class A2,
3-Month LIBOR + 1.00%, 3.28% (A), 07/25/2025	1,191,981	1,192,923

Total Asset-Backed Securities (Cost $15,425,467)		15,473,889

CORPORATE DEBT SECURITIES - 5.4%
Banks - 0.2%
Barclays Bank PLC
10.18%, 06/12/2021 (B)	304,000	340,005
ING Bank NV
5.80%, 09/25/2023 (B)	316,000	350,647

		690,652

Beverages - 0.1%
Constellation Brands, Inc.
3.15%, 08/01/2029	303,000	308,749

Capital Markets - 0.5%
Goldman Sachs Group, Inc.
4.00%, 03/03/2024	1,645,000	1,752,951
Morgan Stanley
3.75%, 02/25/2023, MTN	316,000	330,391

		2,083,342

Consumer Finance - 0.2%
Discover Financial Services
3.85%, 11/21/2022	485,000	506,073
Ford Motor Credit Co. LLC
4.25%, 09/20/2022	298,000	305,097

		811,170

Diversified Financial Services - 3.8%
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	208,000	208,842
7.13%, 10/15/2020 (B)	1,403,000	1,467,865

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Portmarnock Leasing LLC
1.74%, 10/22/2024	$ 1,387,855	$ 1,381,455
Private Export Funding Corp.
3.27%, 11/08/2021 (B)	10,000,000	10,272,819

		13,330,981

Diversified Telecommunication Services - 0.1%
AT&T, Inc.
2.45%, 06/30/2020	422,000	423,003

Electrical Equipment - 0.1%
Siemens Financieringsmaatschappij NV
2.15%, 05/27/2020 (B)	263,000	262,959

Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	263,000	269,115

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories
3.40%, 11/30/2023	184,000	192,972

Insurance - 0.1%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	369,000	395,986

Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets PLC
4.74%, 03/11/2021	263,000	272,580

Total Corporate Debt Securities (Cost $18,458,784)		19,041,509

MORTGAGE-BACKED SECURITIES - 8.0%
COMM Mortgage Trust
Series 2012-CR4, Class A3,
2.85%, 10/15/2045	2,544,460	2,575,500
Series 2013-CR9, Class A4,
4.37% (A), 07/10/2045	3,000,000	3,221,179
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (B)	5,000,000	5,224,379
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A,
3.67% (A), 09/10/2035 (B)	5,000,000	5,354,179
GS Mortgage Securities Trust
Series 2014-GC18, Class A4,
4.07%, 01/10/2047	3,000,000	3,222,153
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A5,
3.66%, 07/15/2045	4,535,000	4,764,511
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class A4,
4.30% (A), 08/15/2046	3,500,000	3,734,119

Total Mortgage-Backed Securities (Cost $27,068,520)		28,096,020

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.3%
Texas - 0.9%
North Texas Higher Education Authority, Inc., Revenue Bonds,
Series 1,
1-Month LIBOR + 1.00%, 3.09% (A), 12/01/2034	3,142,962	3,154,906

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Vermont - 0.4%
Vermont Student Assistance Corp., Certificate of Obligation,
1-Month LIBOR + 0.70%, 2.74% (A), 07/28/2034	$ 1,542,527	$ 1,542,249

Total Municipal Government Obligations (Cost $4,677,569)		4,697,155

U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.0%
Federal Home Loan Banks
3.25%, 11/16/2028	6,000,000	6,686,382
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.31%, 08/25/2022	5,150,000	5,194,333
3.01%, 07/25/2025	5,000,000	5,257,619
3.11%, 02/25/2023	10,000,000	10,345,650
3.25% (A), 04/25/2023	7,294,000	7,584,961
3.30%, 04/25/2029	10,000,000	10,917,746
3.31%, 09/25/2025	15,000,000	16,041,044
3.53%, 06/25/2020	5,405,357	5,437,627
3.97% (A), 01/25/2021	2,945,000	3,004,639
4.08% (A), 11/25/2020	3,523,259	3,590,989
4.22%, 03/25/2020	1,863,057	1,867,974
Federal National Mortgage Association
1.88%, 12/28/2020	4,000,000	4,004,584
2.38%, 01/19/2023	18,500,000	18,959,790
2.63%, 09/06/2024	4,000,000	4,190,820
2.88%, 09/12/2023	2,000,000	2,095,989
3.00%, TBA (C)	40,000,000	40,575,000
Government National Mortgage Association
3.92% (A), 10/20/2061	265,834	266,841
4.18% (A), 09/20/2061	243,199	256,163
4.40% (A), 12/20/2061	85,632	86,800
4.44% (A), 06/20/2062	631,928	645,725
4.70% (A), 08/20/2061 - 10/20/2061	421,748	428,303
5.14% (A), 07/20/2061	244,577	245,525
Overseas Private Investment Corp.
5.14%, 12/15/2023	7,713	8,277
Residual Funding Corp., Principal Only STRIPS
07/15/2020 - 01/15/2021	19,367,000	18,943,890
Tennessee Valley Authority
2.88%, 02/01/2027	6,000,000	6,372,804
3.50%, 12/15/2042	5,000,000	5,804,040
4.25%, 09/15/2065	5,000,000	6,909,290
4.88%, 01/15/2048	5,000,000	7,121,754

Total U.S. Government Agency Obligations (Cost $187,190,280)		192,844,559

U.S. GOVERNMENT OBLIGATIONS - 27.9%
U.S. Treasury - 27.9%
U.S. Treasury Bond
2.50%, 02/15/2045	1,000,000	1,076,016
2.75%, 11/15/2047	1,018,000	1,153,004
3.00%, 05/15/2042 - 02/15/2048	6,019,000	7,083,045
3.38%, 05/15/2044 - 11/15/2048	6,500,000	8,110,606
3.50%, 02/15/2039	1,414,500	1,771,882
3.63%, 08/15/2043	2,750,000	3,546,748
4.38%, 05/15/2040	9,181,700	12,913,559
U.S. Treasury Note
1.13%, 02/28/2021 - 07/31/2021	21,963,000	21,761,762
1.25%, 03/31/2021	4,362,000	4,330,307
2.00%, 05/31/2024 - 02/15/2025	17,968,000	18,334,299

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.13%, 05/31/2021 - 05/31/2026	$ 10,986,000	$ 11,147,821
2.38%, 05/15/2029	1,334,000	1,416,646
2.50%, 01/31/2025	3,000,000	3,140,391
2.88%, 05/15/2049	1,900,000	2,215,949

Total U.S. Government Obligations (Cost $92,147,720)		98,002,035

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.0%
Federal Home Loan Bank Discount Notes
2.01% (D), 10/18/2019	10,000,000	9,990,673
2.07% (D), 10/03/2019	7,000,000	6,999,207
2.08% (D), 11/01/2019	7,000,000	6,987,703
2.47% (D), 11/26/2019	4,000,000	3,985,067

Total Short-Term U.S. Government Agency Obligations (Cost $27,962,650)		27,962,650

REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.05% (D), dated 09/30/2019, to be repurchased at $2,638,095 on 10/01/2019. Collateralized by a U.S. Government Obligation, 2.13%, due 09/30/2021, and with a value of $2,694,196.	2,638,018	2,638,018

Total Repurchase Agreement (Cost $2,638,018)		2,638,018

Total Investments (Cost $375,569,008)		388,755,835
Net Other Assets (Liabilities) - (10.8)%		(38,021,701)

Net Assets - 100.0%		$ 350,734,134

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	10	12/31/2019	$1,184,166	$1,191,484	$7,318	$—
10-Year U.S. Treasury Note	107	12/19/2019	14,017,289	13,943,438	—	(73,851)
10-Year U.S. Treasury Ultra Note	20	12/19/2019	2,830,054	2,848,125	18,071	—
U.S. Treasury Ultra Bond	39	12/19/2019	7,539,601	7,484,344	—	(55,257)

Total					$25,389	$(129,108)

Short Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	(85)	12/31/2019	$(18,302,675)	$(18,317,500)	$—	$(14,825)

Total Futures Contracts					$25,389	$(143,933)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$15,473,889	$—	$15,473,889
Corporate Debt Securities	—	19,041,509	—	19,041,509
Mortgage-Backed Securities	—	28,096,020	—	28,096,020
Municipal Government Obligations	—	4,697,155	—	4,697,155
U.S. Government Agency Obligations	—	192,844,559	—	192,844,559
U.S. Government Obligations	—	98,002,035	—	98,002,035
Short-Term U.S. Government Agency Obligations	—	27,962,650	—	27,962,650
Repurchase Agreement	—	2,638,018	—	2,638,018

Total Investments	$—	$388,755,835	$—	$388,755,835

Other Financial Instruments
Futures Contracts (F)	$25,389	$—	$—	$25,389

Total Other Financial Instruments	$25,389	$—	$—	$25,389

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(143,933)	$—	$—	$(143,933)

Total Other Financial Instruments	$(143,933)	$—	$—	$(143,933)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the total value of 144A securities is $28,103,364, representing 8.0% of the Portfolio’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Rates disclosed reflect the yields at September 30, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.1%
U.S. Mixed Allocation Fund - 95.1%
American Funds Insurance Series - Asset Allocation Fund	38,353,103	$ 879,436,657

Total Investment Company (Cost $844,999,606)		879,436,657

	Principal	Value
REPURCHASE AGREEMENT - 5.1%
Fixed Income Clearing Corp., 1.05% (A), dated 09/30/2019, to be repurchased at $47,344,777 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $48,294,221.	$ 47,343,396	47,343,396

Total Repurchase Agreement (Cost $47,343,396)		47,343,396

Total Investments (Cost $892,343,002)		926,780,053
Net Other Assets (Liabilities) - (0.2)%		(1,564,853)

Net Assets - 100.0%		$ 925,215,200

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$879,436,657	$—	$—	$879,436,657
Repurchase Agreement	—	47,343,396	—	47,343,396

Total Investments	$879,436,657	$47,343,396	$—	$926,780,053

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at September 30, 2019.
(B)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 4.0%
General Dynamics Corp.	81,516	$ 14,895,419
United Technologies Corp.	126,105	17,215,854

		32,111,273

Banks - 9.8%
JPMorgan Chase & Co.	157,676	18,556,888
US Bancorp	462,128	25,574,164
Wells Fargo & Co.	663,863	33,485,250

		77,616,302

Building Products - 2.0%
Johnson Controls International PLC	359,643	15,784,731

Capital Markets - 3.0%
Northern Trust Corp.	254,279	23,729,316

Chemicals - 5.8%
Corteva, Inc. (A)	515,206	14,425,768
DuPont de Nemours, Inc.	223,111	15,910,046
Linde PLC	81,649	15,817,044

		46,152,858

Consumer Finance - 2.1%
American Express Co.	141,835	16,776,244

Diversified Telecommunication Services - 5.6%
AT&T, Inc.	665,547	25,184,298
Verizon Communications, Inc.	317,813	19,183,193

		44,367,491

Electric Utilities - 9.3%
Entergy Corp.	363,164	42,620,927
Exelon Corp.	645,263	31,172,656

		73,793,583

Energy Equipment & Services - 1.6%
Schlumberger, Ltd.	362,370	12,382,183

Equity Real Estate Investment Trusts - 7.1%
HCP, Inc.	895,600	31,910,228
Simon Property Group, Inc.	158,056	24,601,417

		56,511,645

Health Care Equipment & Supplies - 3.2%
Medtronic PLC	230,711	25,059,829

Health Care Providers & Services - 5.8%
CVS Health Corp.	444,234	28,017,838
UnitedHealth Group, Inc.	84,527	18,369,408

		46,387,246

Household Durables - 1.8%
Whirlpool Corp.	89,295	14,140,756

Industrial Conglomerates - 3.2%
General Electric Co.	2,851,995	25,496,835

Insurance - 3.5%
Chubb, Ltd.	173,010	27,930,734

IT Services - 2.9%
International Business Machines Corp.	161,234	23,446,648

Machinery - 3.7%
Stanley Black & Decker, Inc.	115,735	16,713,291
Wabtec Corp. (B)	175,173	12,587,932

		29,301,223

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 4.4%
Dominion Energy, Inc.	427,526	$ 34,646,707

Multiline Retail - 3.0%
Target Corp.	224,421	23,992,849

Oil, Gas & Consumable Fuels - 8.7%
BP PLC, ADR	515,662	19,589,999
EOG Resources, Inc.	158,023	11,728,467
Phillips 66	239,609	24,535,962
Valero Energy Corp.	159,885	13,628,598

		69,483,026

Pharmaceuticals - 1.4%
Johnson & Johnson	89,093	11,526,852

Specialty Retail - 3.1%
Lowe’s Cos., Inc.	222,051	24,416,728

Thrifts & Mortgage Finance - 1.6%
New York Community Bancorp, Inc.	988,111	12,400,793

Total Common Stocks (Cost $714,368,968)		767,455,852

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (C)	873,474	873,474

Total Other Investment Company (Cost $873,474)		873,474

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
Fixed Income Clearing Corp., 1.05% (C), dated 09/30/2019, to be repurchased at $29,492,995 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $30,084,318.	$ 29,492,135	29,492,135

Total Repurchase Agreement (Cost $29,492,135)		29,492,135

Total Investments (Cost $744,734,577)		797,821,461
Net Other Assets (Liabilities) - (0.4)%		(2,845,050)

Net Assets - 100.0%		$ 794,976,411

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$767,455,852	$—	$—	$767,455,852
Other Investment Company	873,474	—	—	873,474
Repurchase Agreement	—	29,492,135	—	29,492,135

Total Investments	$768,329,326	$29,492,135	$—	$797,821,461

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of the security on loan is $853,984. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica BlackRock Equity Smart Beta 100 VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.7%
International Equity Funds - 24.6%
iShares Edge MSCI Min Vol EAFE ETF	178,257	$ 13,062,673
iShares Edge MSCI Min Vol Emerging Markets ETF	63,011	3,597,298

		16,659,971

U.S. Equity Funds - 75.1%
iShares Edge MSCI Min Vol USA ETF	175,526	11,251,217
iShares Edge MSCI USA Momentum Factor ETF	91,697	10,934,867
iShares Edge MSCI USA Quality Factor ETF	119,052	11,000,405
iShares Edge MSCI USA Size Factor ETF	74,922	6,801,419
iShares Edge MSCI USA Value Factor ETF	132,104	10,837,812

		50,825,720

Total Exchange-Traded Funds (Cost $58,021,978)		67,485,691

Total Investments (Cost $58,021,978)		67,485,691
Net Other Assets (Liabilities) - 0.3%		216,019

Net Assets - 100.0%		$ 67,701,710

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$67,485,691	$—	$—	$67,485,691

Total Investments	$67,485,691	$—	$—	$67,485,691

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Global Allocation Managed Risk –
Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.1%
International Mixed Allocation Fund - 95.1%
Transamerica Blackrock Global Allocation VP (A)	29,547,027	$ 252,922,553

Total Investment Company (Cost $270,639,515)		252,922,553

	Principal	Value
REPURCHASE AGREEMENT - 5.0%
Fixed Income Clearing Corp., 1.05% (B), dated 09/30/2019, to be repurchased at $13,184,708 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $13,452,429.	$ 13,184,324	13,184,324

Total Repurchase Agreement (Cost $13,184,324)		13,184,324

Total Investments (Cost $283,823,839)		266,106,877
Net Other Assets (Liabilities) - (0.1)%		(200,586)

Net Assets - 100.0%		$ 265,906,291

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$252,922,553	$—	$—	$252,922,553
Repurchase Agreement	—	13,184,324	—	13,184,324

Total Investments	$252,922,553	$13,184,324	$—	$266,106,877

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2019	Shares as of September 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Blackrock Global Allocation VP	$217,594,398	$31,780,866	$—	$—	$3,547,289	$252,922,553	29,547,027	$4,919,887	$16,569,704

(B)	Rate disclosed reflects the yield at September 30, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 96.1%
International Mixed Allocation Fund - 96.1%
Transamerica Blackrock Global Allocation VP (A)	21,869,559	$ 187,203,421

Total Investment Company (Cost $198,832,861)		187,203,421

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 1.05% (B), dated 09/30/2019, to be repurchased at $5,064,786 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $5,166,729.	$ 5,064,639	5,064,639

Total Repurchase Agreement (Cost $5,064,639)		5,064,639

Total Investments (Cost $203,897,500)		192,268,060
Net Other Assets (Liabilities) - 1.3%		2,442,972

Net Assets - 100.0%		$ 194,711,032

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	2	12/20/2019	$158,137	$152,500	$—	$(5,637)
EUR Currency	76	12/16/2019	10,531,642	10,414,375	—	(117,267)
EURO STOXX 50® Index	212	12/20/2019	8,122,743	8,214,520	91,777	—
FTSE 100 Index	13	12/20/2019	1,169,850	1,180,189	10,339	—
GBP Currency	22	12/16/2019	1,703,437	1,695,650	—	(7,787)
JPY Currency	37	12/16/2019	4,315,967	4,300,325	—	(15,642)
MSCI Emerging Markets Index	115	12/20/2019	5,951,821	5,760,925	—	(190,896)
Nikkei 225 Index	20	12/12/2019	3,946,377	4,024,971	78,594	—
S&P 500® E-Mini Index	183	12/20/2019	27,565,872	27,253,354	—	(312,518)
S&P Midcap 400® E-Mini Index	8	12/20/2019	1,572,036	1,550,400	—	(21,636)

Total Futures Contracts					$180,710	$(671,383)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$187,203,421	$—	$—	$187,203,421
Repurchase Agreement	—	5,064,639	—	5,064,639

Total Investments	$187,203,421	$5,064,639	$—	$192,268,060

Other Financial Instruments
Futures Contracts (D)	$180,710	$—	$—	$180,710

Total Other Financial Instruments	$180,710	$—	$—	$180,710

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(671,383)	$—	$—	$(671,383)

Total Other Financial Instruments	$(671,383)	$—	$—	$(671,383)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2019	Shares as of September 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Blackrock Global Allocation VP	$179,673,168	$16,400,770	$(12,934,749)	$(1,804,793)	$5,869,025	$187,203,421	21,869,559	$3,659,540	$12,324,981

(B)	Rate disclosed reflects the yield at September 30, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 55.4%
Argentina - 0.0% (A)
YPF SA, ADR	3,279	$ 30,331

Australia - 0.2%
AGL Energy, Ltd.	15,013	194,149
Newcrest Mining, Ltd.	95,303	2,235,286
Quintis Pty, Ltd. (B) (C) (D) (E)	1,725,383	1,420,748
South32, Ltd.	23,127	40,897
Woolworths Group, Ltd.	71	1,786

		3,892,866

Brazil - 0.6%
Ambev SA	4,306	19,950
Azul SA, ADR (D)	169,359	6,066,439
B3 SA - Brasil Bolsa Balcao	357	3,749
Banco do Brasil SA	7,162	78,412
Banco Santander Brasil SA	3,766	41,087
Engie Brasil Energia SA	2,701	28,856
JBS SA	6,536	51,581
Notre Dame Intermedica Participacoes SA	247,309	3,229,043
Petrobras Distribuidora SA	19,417	128,654

		9,647,771

Canada - 0.9%
Barrick Gold Corp.	40,112	693,940
Canadian National Railway Co.	1,134	101,823
Canadian Pacific Railway, Ltd.	361	80,225
Enbridge, Inc.	188,674	6,622,139
Fairfax Financial Holdings, Ltd.	236	104,030
Imperial Oil, Ltd.	1,226	31,926
Magna International, Inc.	1,391	74,146
Nutrien, Ltd.	612	30,488
Rogers Communications, Inc., Class B (F)	1,149	55,965
TC Energy Corp. (F)	96,513	4,997,390
Thomson Reuters Corp.	2,865	191,490
Wheaton Precious Metals Corp. (F)	78,839	2,067,303

		15,050,865

Chile - 0.0% (A)
Cia Cervecerias Unidas SA, ADR	16,412	364,182

China - 1.8%
Agile Group Holdings, Ltd.	40,000	48,586
Agricultural Bank of China, Ltd., H Shares	78,000	30,552
Aier Eye Hospital Group Co., Ltd., A Shares	50,997	253,399
Air China, Ltd., H Shares	12,000	10,564
Alibaba Group Holding, Ltd., ADR (D)	50,900	8,512,007
Anhui Conch Cement Co., Ltd., A Shares	7,700	44,592
Anhui Conch Cement Co., Ltd., H Shares	17,000	100,967
ANTA Sports Products, Ltd.	30,000	248,223
Asymchem Laboratories Tianjin Co., Ltd., A Shares	15,783	260,566
Autobio Diagnostics Co., Ltd., A Shares	20,300	251,702
Baidu, Inc., ADR (D)	25	2,569
Bank of China, Ltd., H Shares	15,000	5,895
Beijing Capital International Airport Co., Ltd., H Shares	88,000	75,114
CGN Power Co., Ltd., H Shares (G)	115,000	29,052
China Hongqiao Group, Ltd.	25,500	16,300
China Longyuan Power Group Corp., Ltd., H Shares	40,000	22,456

	Shares	Value
COMMON STOCKS (continued)
China (continued)
China Petroleum & Chemical Corp., H Shares	198,000	$ 117,723
China Resources Pharmaceutical Group, Ltd. (G)	23,500	22,038
China Shenhua Energy Co., Ltd., H Shares	40,000	80,330
CITIC Bank Corp., Ltd., H Shares	112,000	59,732
CNOOC, Ltd.	89,000	135,810
Country Garden Services Holdings Co., Ltd.	10,149	29,265
Dali Foods Group Co., Ltd. (G)	56,500	34,674
Daqin Railway Co., Ltd., A Shares	5,700	6,061
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	16,099	247,876
Fosun International, Ltd.	145,500	180,072
GF Securities Co., Ltd., H Shares (D)	2,200	2,304
Glodon Co., Ltd., A Shares	48,599	241,620
Great Wall Motor Co., Ltd., A Shares	138,300	149,180
Gree Electric Appliances, Inc. of Zhuhai, A Shares	20,900	167,764
Guangzhou Automobile Group Co., Ltd., A Shares	100,699	173,089
Guotai Junan Securities Co., Ltd., H Shares (G)	10,200	15,877
Haier Smart Home Co., Ltd., A Shares	73,800	158,178
Haitong Securities Co., Ltd., H Shares	31,600	33,141
Han’s Laser Technology Industry Group Co., Ltd., A Shares	55,698	277,382
Hangzhou Hikvision Digital Technology Co., Ltd., A Shares	55,400	250,675
Hangzhou Robam Appliances Co., Ltd., A Shares	45,400	167,267
Hangzhou Tigermed Consulting Co., Ltd., A Shares	28,498	247,717
Hengan International Group Co., Ltd.	38,500	252,485
Huazhu Group, Ltd., ADR	7,538	248,905
Hundsun Technologies, Inc., A Shares	22,999	238,193
Industrial & Commercial Bank of China, Ltd., H Shares	164,000	109,854
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	60,599	242,111
Inspur Electronic Information Industry Co., Ltd., A Shares	68,100	245,177
JD.com, Inc., ADR (D)	6,561	185,086
Jiangsu Hengrui Medicine Co., Ltd., A Shares	22,898	258,799
Kingdee International Software Group Co., Ltd.	272,000	286,656
Kingsoft Corp., Ltd. (D)	112,000	237,784
Laobaixing Pharmacy Chain JSC, A Shares	23,400	248,246
Lenovo Group, Ltd.	432,000	288,268
LI Ning Co., Ltd.	83,500	239,707
Sany Heavy Industry Co., Ltd., A Shares	19,500	39,009
Shanghai International Airport Co., Ltd., A Shares	19,798	221,266
Shanghai Jahwa United Co., Ltd., A Shares	50,200	241,563
Shanxi Lu’an Environmental Energy Development Co., Ltd., A Shares	3,900	3,956
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	9,499	245,459
Sinopec Engineering Group Co., Ltd., H Shares	71,000	44,569
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	260,000	75,634
TAL Education Group, ADR (D)	6,987	239,235
Tencent Holdings, Ltd.	222,400	9,369,647
Tingyi Holding Corp.	22,000	30,989
Tsingtao Brewery Co., Ltd., A Shares	5,631	38,258
Tsingtao Brewery Co., Ltd., H Shares	16,000	96,559

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Venustech Group, Inc., A Shares	58,100	$ 260,288
Vipshop Holdings, Ltd., ADR (D)	649	5,789
Want Want China Holdings, Ltd.	752,000	601,585
Weichai Power Co., Ltd., H Shares	22,000	31,718
Wuhan Raycus Fiber Laser Technologies Co., Ltd., A Shares	18,787	261,629
WuXi AppTec Co., Ltd., A Shares	20,799	252,616
Wuxi Biologics Cayman, Inc. (D) (G)	23,500	239,866
Yanzhou Coal Mining Co., Ltd., H Shares	42,000	42,655
Yifeng Pharmacy Chain Co., Ltd., A Shares	22,800	251,751
Yonyou Network Technology Co., Ltd., A Shares	52,600	227,616
Yum China Holdings, Inc.	13,856	629,478
Zhejiang Expressway Co., Ltd., H Shares	40,000	34,602
Zijin Mining Group Co., Ltd., H Shares	180,000	62,238
Zoomlion Heavy Industry Science and Technology Co., Ltd., A Shares	2,100	1,677

		29,341,242

Czech Republic - 0.0% (A)
CEZ AS	22,726	501,801

Denmark - 0.1%
AP Moller - Maersk A/S, Class A	165	176,081
AP Moller - Maersk A/S, Class B	80	90,465
Carlsberg A/S, Class B	1,040	153,724
Novo Nordisk A/S, Class B	30,130	1,548,957

		1,969,227

Finland - 0.0% (A)
Fortum Oyj	275	6,501

France - 2.2%
Cie de Saint-Gobain	21,123	828,829
Danone SA	152,692	13,450,606
Dassault Aviation SA	1,681	2,378,204
Dassault Systemes SE	58	8,266
Eiffage SA	5,455	565,553
Electricite de France SA	1,391	15,571
Engie SA	2,339	38,190
EssilorLuxottica SA	12,770	1,840,743
Kering SA	217	110,584
Orange SA	2,810	44,088
Publicis Groupe SA	3,953	194,403
Renault SA	881	50,567
Safran SA	46,204	7,274,511
Sanofi	26,816	2,486,143
Sodexo SA	51,635	5,796,797
TOTAL SA, ADR	1,629	84,708
Vivendi SA	3,331	91,419

		35,259,182

Germany - 1.6%
adidas AG	580	180,580
Allianz SE	226	52,677
Bayer AG	39,197	2,763,737
Deutsche Boerse AG	46	7,190
Fresenius SE & Co. KGaA	74,408	3,478,828
HeidelbergCement AG	204	14,746
Knorr-Bremse AG	50,823	4,777,226
Muenchener Rueckversicherungs-Gesellschaft AG	78	20,183
SAP SE	329	38,685
Siemens AG	125,206	13,408,012

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Vonovia SE	13,474	$ 683,633
Wirecard AG	200	31,990

		25,457,487

Hong Kong - 0.8%
Beijing Enterprises Holdings, Ltd.	15,500	71,293
Brilliance China Automotive Holdings, Ltd.	298,000	320,140
China Mengniu Dairy Co., Ltd. (D)	58,000	217,194
China Mobile, Ltd.	18,500	153,071
China Resources Beer Holdings Co., Ltd.	4,000	21,205
China Resources Cement Holdings, Ltd.	128,000	128,364
China Resources Power Holdings Co., Ltd.	34,000	41,255
China Taiping Insurance Holdings Co., Ltd.	2,800	6,252
China Unicom Hong Kong, Ltd.	10,000	10,615
CITIC, Ltd.	34,000	42,946
CK Infrastructure Holdings, Ltd.	81,000	545,154
CLP Holdings, Ltd.	55,500	583,133
Hang Lung Properties, Ltd.	310,000	704,033
HKT Trust & HKT, Ltd.	346,000	549,171
Hongkong Land Holdings, Ltd.	33,300	187,146
Hysan Development Co., Ltd.	60,000	241,908
I-CABLE Communications, Ltd. (D)	70,516	675
Jardine Matheson Holdings, Ltd.	16,100	861,350
Kunlun Energy Co., Ltd.	38,000	32,726
Link, REIT	45,500	501,866
Power Assets Holdings, Ltd.	33,000	221,679
Sino Land Co., Ltd.	100,000	150,299
Sun Art Retail Group, Ltd.	38,000	38,593
Sun Hung Kai Properties, Ltd.	502,500	7,231,969
Swire Pacific, Ltd., Class A	43,500	404,880
Wharf Real Estate Investment Co., Ltd.	64,000	349,490

		13,616,407

Indonesia - 0.1%
Bank Central Asia Tbk PT	325,100	695,089

Ireland - 0.1%
Accenture PLC, Class A	8,210	1,579,194
Medtronic PLC	4,341	471,519

		2,050,713

Italy - 0.8%
Enel SpA	759,715	5,672,981
RAI Way SpA (G)	313,995	1,824,134
Snam SpA	88,921	449,125
UniCredit SpA	474,714	5,598,427

		13,544,667

Japan - 5.5%
Aeon Co., Ltd.	1,500	27,475
AGC, Inc.	2,300	71,260
Ajinomoto Co., Inc.	323,000	6,094,058
Alfresa Holdings Corp.	16,300	363,763
Alps Alpine Co., Ltd.	7,020	130,953
Astellas Pharma, Inc.	360,300	5,126,673
Canon Marketing Japan, Inc.	14,900	316,121
Daikin Industries, Ltd.	21,700	2,845,836
Daiwa House Industry Co., Ltd.	1,000	32,425
Denso Corp.	63,200	2,775,832
Dowa Holdings Co., Ltd.	7,600	259,366
East Japan Railway Co.	65,500	6,245,595
FUJIFILM Holdings Corp.	1,800	78,909
GS Yuasa Corp.	13,700	236,559
Hitachi, Ltd.	5,400	200,917
Hoya Corp.	63,700	5,195,563

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Airlines Co., Ltd.	225,400	$ 6,695,813
Japan Aviation Electronics Industry, Ltd.	26,200	370,980
Japan Post Holdings Co., Ltd.	2,500	23,006
Kamigumi Co., Ltd.	14,600	330,551
KDDI Corp.	26,400	689,757
Keyence Corp.	900	556,856
Kinden Corp.	56,800	842,085
Koito Manufacturing Co., Ltd.	25,100	1,225,693
Kuraray Co., Ltd.	12,400	152,183
Kyocera Corp.	100	6,201
Kyowa Kirin Co., Ltd.	1,100	21,344
Kyudenko Corp. (F)	7,700	256,370
Mabuchi Motor Co., Ltd.	13,000	483,931
Maeda Road Construction Co., Ltd.	14,800	321,665
Medipal Holdings Corp.	18,800	418,338
MEIJI Holdings Co., Ltd.	200	14,576
Mitsubishi Estate Co., Ltd.	45,200	871,184
Mitsubishi Heavy Industries, Ltd.	4,500	176,130
Mitsubishi Motors Corp. (F)	5,100	22,122
Mitsubishi UFJ Financial Group, Inc.	8,100	41,082
Murata Manufacturing Co., Ltd.	164,400	7,883,598
Nippo Corp.	13,400	247,737
Nippon Telegraph & Telephone Corp.	14,000	667,598
Nippon Television Holdings, Inc.	23,900	305,920
NTT Data Corp.	800	10,314
Okumura Corp.	17,100	456,264
Olympus Corp.	162,200	2,184,168
Ono Pharmaceutical Co., Ltd.	1,900	34,389
Otsuka Holdings Co., Ltd.	3,700	138,247
Seino Holdings Co., Ltd.	20,500	256,333
Seven & i Holdings Co., Ltd.	7,600	290,434
Shin-Etsu Chemical Co., Ltd.	49,600	5,302,899
Shionogi & Co., Ltd.	600	33,289
Sompo Holdings, Inc. (F)	2,400	100,262
Sony Corp.	1,200	70,441
Stanley Electric Co., Ltd.	9,400	248,290
Subaru Corp.	187,400	5,268,865
Suzuken Co., Ltd.	7,700	413,040
Suzuki Motor Corp.	141,100	5,985,902
Toagosei Co., Ltd.	52,900	594,926
Toda Corp.	72,500	416,393
Tokyo Gas Co., Ltd.	205,700	5,183,164
Tokyo Steel Manufacturing Co., Ltd.	71,300	546,001
Toyota Industries Corp.	67,000	3,841,850
TV Asahi Holdings Corp.	23,900	374,664
Yahoo Japan Corp.	39,200	110,213
Yamato Holdings Co., Ltd.	4,600	69,176
Yamato Kogyo Co., Ltd.	11,200	277,605
ZOZO, Inc. (F)	154,900	3,570,042

		88,403,196

Malaysia - 0.0% (A)
Malaysia Airports Holdings Bhd.	120,400	248,736

Mexico - 0.0% (A)
America Movil SAB de CV, Series L	198,714	147,621

Netherlands - 1.9%
ABN AMRO Bank NV, CVA (G)	291,196	5,133,770
Adyen NV (D) (G)	1,543	1,016,476
ASML Holding NV	42	10,403
ING Groep NV	542,217	5,675,864
Koninklijke DSM NV	78	9,386
Koninklijke Philips NV	232,690	10,778,873
NXP Semiconductors NV	1,487	162,261
Royal Dutch Shell PLC, A Shares	154,687	4,535,348

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Royal Dutch Shell PLC, B Shares	1,595	$ 46,989
Royal Dutch Shell PLC, Class A, ADR	55,024	3,238,162

		30,607,532

Peru - 0.0% (A)
Southern Copper Corp.	299	10,205

Portugal - 0.0% (A)
Jeronimo Martins SGPS SA	31,325	528,529

Republic of Korea - 0.5%
Hana Financial Group, Inc.	3,745	110,363
Hyundai Mobis Co., Ltd.	83	17,486
Industrial Bank of Korea	3,197	35,280
KB Financial Group, Inc.	2,043	72,931
Kia Motors Corp.	403	15,363
KT&G Corp.	42,670	3,763,479
LG Chem, Ltd.	2,060	515,797
LG Electronics, Inc.	3,543	199,639
LG Uplus Corp.	7,550	86,158
NCSoft Corp.	1,380	601,078
POSCO	2,942	558,320
S-Oil Corp.	3,706	307,968
Samsung SDI Co., Ltd.	37	6,898
Shinhan Financial Group Co., Ltd.	4,622	161,518
SK Telecom Co., Ltd.	2,229	450,030
Woongjin Coway Co., Ltd.	5,454	385,745

		7,288,053

Republic of South Africa - 0.0% (A)
Aspen Pharmacare Holdings, Ltd.	6,359	36,088
Discovery, Ltd. (F)	508	3,826
Kumba Iron Ore, Ltd. (F)	408	10,088
MultiChoice Group (D)	37	288
Old Mutual, Ltd.	53,971	68,885

		119,175

Singapore - 0.5%
CapitaLand, Ltd.	2,433,900	6,216,161
ComfortDelGro Corp., Ltd.	300,800	522,317
Genting Singapore, Ltd.	84,600	53,864
Singapore Telecommunications, Ltd.	213,400	478,631
United Overseas Bank, Ltd.	37,700	699,911

		7,970,884

Spain - 0.6%
CaixaBank SA	13,952	36,649
Cellnex Telecom SA (D) (G)	221,284	9,141,047
Repsol SA	5,787	90,450
Telefonica SA	16,498	125,892

		9,394,038

Sweden - 0.0% (A)
Assa Abloy AB, Class B	2,922	65,035
Atlas Copco AB, B Shares	2,342	63,475
Sandvik AB	2,836	44,179
Telefonaktiebolaget LM Ericsson, B Shares	14,922	119,236
Telia Co. AB	585	2,619

		294,544

Switzerland - 1.2%
Chubb, Ltd.	29,710	4,796,383
Cie Financiere Richemont SA	5,581	409,439

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Glencore PLC (D)	10,231	$ 30,788
LafargeHolcim, Ltd. (D)	3,504	172,453
Nestle SA	98,731	10,711,480
Novartis AG	23	1,994
Roche Holding AG	8,481	2,468,119

		18,590,656

Taiwan - 1.4%
Cathay Financial Holding Co., Ltd.	401,000	528,539
Chunghwa Telecom Co., Ltd.	934,000	3,340,168
Far EasTone Telecommunications Co., Ltd.	568,000	1,326,791
Formosa Chemicals & Fibre Corp.	130,000	363,455
Formosa Petrochemical Corp.	106,000	335,382
Formosa Plastics Corp.	139,000	423,435
Fubon Financial Holding Co., Ltd.	473,000	679,094
Globalwafers Co., Ltd.	6,000	60,512
Hon Hai Precision Industry Co., Ltd.	267,520	631,245
MediaTek, Inc.	9,000	107,079
Nan Ya Plastics Corp.	177,000	397,600
Taiwan Mobile Co., Ltd.	434,000	1,566,762
Taiwan Semiconductor Manufacturing Co., Ltd.	1,309,000	11,625,920
Uni-President Enterprises Corp.	279,000	673,267

		22,059,249

Thailand - 0.2%
Advanced Info Service PCL	107,000	769,658
Intouch Holdings PCL, F Shares	321,800	689,158
PTT Global Chemical PCL	284,400	499,804
Siam Cement PCL	40,800	544,267
Thai Beverage PCL	277,300	177,557
Thai Oil PCL	163,800	373,551

		3,053,995

Turkey - 0.0% (A)
Eregli Demir VE Celik Fabrikalari TAS	61,980	75,184
Tupras Turkiye Petrol Rafinerileri AS	544	13,824
Turkcell Iletisim Hizmetleri AS	3,730	8,593

		97,601

United Arab Emirates - 0.2%
NMC Health PLC (F)	78,855	2,627,511

United Kingdom - 1.4%
AstraZeneca PLC	28,305	2,527,002
Berkeley Group Holdings PLC	12,839	659,705
Coca-Cola European Partners PLC	937	51,957
Diageo PLC	3,160	129,499
Ferguson PLC	55,087	4,026,002
Fiat Chrysler Automobiles NV	9,580	123,964
GlaxoSmithKline PLC	1,550	33,249
HSBC Holdings PLC	637,182	4,893,409
RELX PLC	4,377	104,002
Rio Tinto PLC	193	9,988
Rio Tinto, Ltd.	593	37,091
Rolls-Royce Holdings PLC (D)	15,388	149,924
Vodafone Group PLC	4,937,114	9,834,090
Willis Towers Watson PLC	39	7,526

		22,587,408

United States - 32.8%
Abbott Laboratories	10,104	845,402
AbbVie, Inc.	65,465	4,957,010
Adobe, Inc. (D)	9,768	2,698,410

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
AES Corp.	7,837	$ 128,057
Agilent Technologies, Inc.	80,783	6,190,401
Air Products & Chemicals, Inc.	49,877	11,065,711
Alexion Pharmaceuticals, Inc. (D)	107	10,480
Allstate Corp.	21	2,282
Ally Financial, Inc.	3,028	100,408
Alphabet, Inc., Class A (D)	220	268,651
Alphabet, Inc., Class C (D)	22,138	26,986,222
Altria Group, Inc.	80,223	3,281,121
Amazon.com, Inc. (D)	9,469	16,437,332
American Tower Corp., REIT	4,118	910,613
Ameriprise Financial, Inc.	2,402	353,334
Amgen, Inc.	1,564	302,650
Anthem, Inc.	48,345	11,607,635
Apple, Inc.	116,963	26,196,203
Applied Materials, Inc.	50,899	2,539,860
Autodesk, Inc. (D)	37,088	5,477,898
AutoZone, Inc. (D)	52	56,400
Bank of America Corp.	313,967	9,158,417
Baxter International, Inc.	7,760	678,767
Becton Dickinson and Co.	32,635	8,255,350
Berkshire Hathaway, Inc., Class B (D)	8,233	1,712,629
Biogen, Inc. (D)	315	73,338
Boeing Co.	245	93,215
Booking Holdings, Inc. (D)	61	119,719
Bristol-Myers Squibb Co.	4,527	229,564
Capital One Financial Corp.	1,297	118,001
Cardinal Health, Inc.	2,256	106,461
Carnival Corp.	574	25,090
Caterpillar, Inc.	112	14,147
Centene Corp. (D)	2,333	100,926
CenterPoint Energy, Inc.	3,061	92,381
Cerner Corp.	39	2,659
CH Robinson Worldwide, Inc.	9,951	843,646
Charles Schwab Corp.	88,722	3,711,241
Charter Communications, Inc., Class A (D)	25,044	10,321,133
Chevron Corp.	2,219	263,173
Cisco Systems, Inc.	49,907	2,465,905
Citigroup, Inc.	61,701	4,262,305
Citrix Systems, Inc.	30,213	2,916,159
Colgate-Palmolive Co.	118,648	8,721,814
Comcast Corp., Class A (H)	339,193	15,290,820
ConocoPhillips	1,826	104,045
Corning, Inc.	32,891	938,051
Costco Wholesale Corp.	692	199,372
CSX Corp.	4,588	317,811
Cummins, Inc.	526	85,564
CVS Health Corp.	40,220	2,536,675
DaVita, Inc. (D)	37,473	2,138,584
Dell Technologies, Inc., Class C (D)	662	34,331
Delta Air Lines, Inc.	2,555	147,168
Devon Energy Corp.	5,246	126,219
Discover Financial Services	2,111	171,181
Dollar General Corp.	28	4,450
Dollar Tree, Inc. (D)	52,459	5,988,719
Dover Corp.	33,203	3,305,691
Dropbox, Inc., Class A (D)	210,388	4,243,526
DuPont de Nemours, Inc.	34,332	2,448,215
DXC Technology Co.	3,849	113,546
Eaton Corp. PLC	539	44,818
eBay, Inc.	5,065	197,434
Edwards Lifesciences Corp. (D)	1,037	228,047
Emerson Electric Co.	156,932	10,492,474
Equinix, Inc., REIT	6,400	3,691,520
Exelon Corp.	18,789	907,697
Expedia Group, Inc.	2,165	290,998
Exxon Mobil Corp.	7,468	527,315

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Facebook, Inc., Class A (D)	45,396	$ 8,084,120
Fieldwood Energy, Inc. (B) (D)	9,869	246,725
Fifth Third Bancorp	6,176	169,099
FleetCor Technologies, Inc. (D)	33,501	9,607,417
Ford Motor Co.	9,722	89,054
Fortune Brands Home & Security, Inc.	7,591	415,228
General Electric Co.	12,658	113,163
General Motors Co.	2,193	82,194
Gilead Sciences, Inc.	82,380	5,221,244
Global Payments, Inc.	4,606	732,354
Goldman Sachs Group, Inc.	665	137,808
Hartford Financial Services Group, Inc.	15,848	960,547
HCA Healthcare, Inc.	43,769	5,270,663
Hewlett Packard Enterprise Co.	4,981	75,562
Home Depot, Inc.	22,712	5,269,638
Honeywell International, Inc.	1,439	243,479
HP, Inc.	3,819	72,255
Huntsman Corp.	4,215	98,041
Incyte Corp. (D)	213	15,811
Intel Corp.	7,686	396,060
International Business Machines Corp.	1,081	157,199
Intuit, Inc.	11,020	2,930,659
Intuitive Surgical, Inc. (D)	237	127,963
Johnson & Johnson	82,103	10,622,486
JPMorgan Chase & Co.	160,225	18,856,880
KLA Corp.	1,518	242,045
Kraft Heinz Co.	1,014	28,326
Kroger Co.	7,769	200,285
L3 Harris Technologies, Inc.	971	202,589
Lear Corp.	639	75,338
Liberty Broadband Corp., Class C (D)	37,103	3,883,571
Liberty Media Corp. - Liberty SiriusXM, Class A (D)	34,996	1,454,784
Liberty Media Corp. - Liberty SiriusXM, Class C (D)	58,641	2,460,576
Lockheed Martin Corp.	605	235,986
Lowe’s Cos., Inc.	52,786	5,804,349
Macy’s, Inc.	43,933	682,719
Marathon Petroleum Corp.	38,320	2,327,940
Marsh & McLennan Cos., Inc.	102,169	10,222,008
Marvell Technology Group, Ltd.	43,668	1,090,390
Masco Corp.	20,346	848,021
Mastercard, Inc., Class A	9,591	2,604,628
McDonald’s Corp.	19,702	4,230,216
McKesson Corp.	2,006	274,140
Merck & Co., Inc.	87,474	7,363,561
MetLife, Inc.	2,783	131,246
Micron Technology, Inc. (D)	2,519	107,939
Microsoft Corp.	213,542	29,688,744
Mondelez International, Inc., Class A	12,420	687,074
Monster Beverage Corp. (D)	1,618	93,941
Morgan Stanley	195,654	8,348,556
Motorola Solutions, Inc.	8,212	1,399,407
Newmont Goldcorp Corp.	122,599	4,648,954
NextEra Energy, Inc.	44,732	10,422,109
NIKE, Inc., Class B	1,451	136,278
Norfolk Southern Corp.	652	117,138
Northrop Grumman Corp.	310	116,185
Omnicom Group, Inc.	5,658	443,021
ONEOK, Inc.	148,352	10,932,059
Oracle Corp.	82,227	4,524,952
Packaging Corp. of America	965	102,387
PayPal Holdings, Inc. (D)	17,183	1,779,987
Peloton Interactive, Inc., Class A (D)	12,065	302,832
PepsiCo, Inc.	8,623	1,182,213
Pfizer, Inc.	251,982	9,053,713
Philip Morris International, Inc.	50,509	3,835,148

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Phillips 66	1,358	$ 139,059
Procter & Gamble Co.	4,565	567,795
Progressive Corp.	1,902	146,930
Prudential Financial, Inc.	1,690	152,016
QUALCOMM, Inc.	25,871	1,973,440
Raytheon Co.	71,341	13,996,391
Regeneron Pharmaceuticals, Inc. (D)	117	32,456
Regions Financial Corp.	179,272	2,836,083
Reinsurance Group of America, Inc.	1,234	197,292
Rockwell Automation, Inc.	596	98,221
Ross Stores, Inc.	1,648	181,033
Royal Caribbean Cruises, Ltd.	865	93,705
salesforce.com, Inc. (D)	18,952	2,813,235
Schlumberger, Ltd.	10,358	353,933
Sempra Energy	28,315	4,179,577
ServiceNow, Inc. (D)	250	63,463
Stanley Black & Decker, Inc.	396	57,186
Starbucks Corp.	2,524	223,172
Stryker Corp.	3,977	860,225
SunTrust Banks, Inc.	98,382	6,768,682
Synchrony Financial	1,148	39,135
Sysco Corp.	1,530	121,482
Target Corp.	35,521	3,797,550
Texas Instruments, Inc.	33,816	4,370,380
Thermo Fisher Scientific, Inc.	1,887	549,627
TJX Cos., Inc.	96,226	5,363,637
Travelers Cos., Inc.	5,562	827,014
Uber Technologies, Inc. (D) (F)	57,328	1,746,784
Union Pacific Corp.	1,305	211,384
United Airlines Holdings, Inc. (D)	1,389	122,801
United Technologies Corp.	67,565	9,223,974
UnitedHealth Group, Inc.	53,545	11,636,399
US Bancorp	20,698	1,145,427
Valero Energy Corp.	1,429	121,808
VeriSign, Inc. (D)	1,139	214,850
Verizon Communications, Inc.	70,754	4,270,711
Visa, Inc., Class A	16,015	2,754,740
Vistra Energy Corp.	32,439	867,094
VMware, Inc., Class A	1,547	232,143
Walmart, Inc.	38,985	4,626,740
Walt Disney Co.	1,590	207,209
Wells Fargo & Co.	12,991	655,266
Western Digital Corp.	1,806	107,710
Weyerhaeuser Co., REIT	35,890	994,153
Williams Cos., Inc.	257,756	6,201,609
Wyndham Destinations, Inc.	2,674	123,057
Xcel Energy, Inc.	1,527	99,087
Xilinx, Inc.	25,002	2,397,692
Yum! Brands, Inc.	1,770	200,771
Zoetis, Inc.	1,393	173,554

		530,695,077

Total Common Stocks (Cost $807,773,562)		896,152,341

CONVERTIBLE PREFERRED STOCK - 0.1%
United States - 0.1%
Wells Fargo & Co.,
Series L, 7.50%	505	768,858

Total Convertible Preferred Stock (Cost $602,854)		768,858

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.9%
Brazil - 0.1%
Banco Bradesco SA,
3.12% (I)	364	$ 2,972
Itau Unibanco Holding SA,
5.28% (I)	106,003	893,701

		896,673

Germany - 0.3%
Henkel AG & Co. KGaA,
1.98% (I)	48,629	4,812,690

United States - 0.5%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.64% (J)	52,604	1,442,928
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 7.94% (J)	57,786	1,514,571
Palantir Technologies, Inc.,
0.00% (B) (C) (E)	212,750	1,295,647
Uber Technologies, Inc.,
0.00% (B) (C) (K)	129,064	3,892,162

		8,145,308

Total Preferred Stocks (Cost $11,972,163)		13,854,671

EXCHANGE-TRADED FUND - 0.2%
United States - 0.2%
SPDR Gold Shares (D)	17,548	2,436,891

Total Exchange-Traded Fund (Cost $2,438,002)		2,436,891

	Principal	Value
CONVERTIBLE BONDS - 0.1%
India - 0.0% (A)
REI Agro, Ltd.
5.50%, 11/13/2014 (B) (D) (G) (L)	$ 697,000	146
5.50%, 11/13/2014 (D) (L) (M)	259,000	55

		201

Netherlands - 0.0% (A)
Bio City Development Co. BV
8.00%, 07/06/2020 (B) (C) (D) (E) (G) (L)	2,400,000	288,000

Singapore - 0.1%
CapitaLand, Ltd.
1.95%, 10/17/2023 (G)	SGD 1,250,000	907,036

Total Convertible Bonds (Cost $3,312,195)		1,195,237

CORPORATE DEBT SECURITIES - 6.9%
Australia - 0.2%
Quintis Australia Pty, Ltd.
PIK Rate 0.00%, Cash Rate 12.00%, 10/01/2028 (B) (C) (E) (F) (G) (N) (O)	$ 3,336,317	3,336,317
PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026 (B) (C) (E) (F) (G) (N) (O)	187,316	187,316

		3,523,633

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands - 0.1%
Baidu, Inc.
4.38%, 05/14/2024	$ 945,000	$ 1,006,972

France - 0.1%
Danone SA
2.59%, 11/02/2023 (G)	1,294,000	1,311,750

Japan - 0.2%
Mitsubishi UFJ Financial Group, Inc.
3.78%, 03/02/2025	476,000	508,417
Sumitomo Mitsui Financial Group, Inc.
3.94%, 10/16/2023	3,144,000	3,340,103

		3,848,520

Luxembourg - 0.1%
Allergan Funding SCS
3.45%, 03/15/2022	1,105,000	1,132,383
Intelsat Jackson Holdings SA
8.00%, 02/15/2024 (G)	339,000	352,136

		1,484,519

Netherlands - 0.1%
ING Groep NV
4.10%, 10/02/2023	1,635,000	1,735,557
Fixed until 04/16/2020 (P), 6.00% (F) (J)	595,000	600,415
NXP BV / NXP Funding LLC
4.63%, 06/01/2023 (G)	778,000	828,151

		3,164,123

Switzerland - 0.1%
UBS Group Funding Switzerland AG
4.13%, 09/24/2025 (G)	765,000	826,481

United Kingdom - 0.4%
HSBC Holdings PLC
Fixed until 03/13/2022, 3.26% (J), 03/13/2023	1,127,000	1,147,276
Fixed until 03/11/2024, 3.80% (J), 03/11/2025	665,000	692,951
Fixed until 09/17/2024 (P), 6.38% (F) (J)	2,107,000	2,211,044
Lloyds Bank PLC
Fixed until 01/21/2029 (P), 13.00% (J), 01/22/2029, MTN	GBP 1,165,000	2,528,230

		6,579,501

United States - 5.6%
AbbVie, Inc.
3.60%, 05/14/2025	$ 477,000	496,121
Allergan Sales LLC
5.00%, 12/15/2021 (G)	571,000	599,886
American Express Co.
3.70%, 08/03/2023	2,417,000	2,546,464
Fixed until 03/15/2020 (P), 4.90% (J)	754,000	754,528
Aon Corp.
4.50%, 12/15/2028	271,000	305,866
Apple, Inc.
3.20%, 05/11/2027	1,917,000	2,032,904
3.35%, 02/09/2027	1,972,000	2,108,310
AvalonBay Communities, Inc.
3.50%, 11/15/2024, MTN	229,000	243,385
Bank of America Corp.
3.30%, 01/11/2023, MTN	1,129,000	1,166,447
4.00%, 01/22/2025, MTN	604,000	641,348

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp. (continued)
4.13%, 01/22/2024, MTN	$ 2,502,000	$ 2,692,875
Becton Dickinson and Co.
2.89%, 06/06/2022	1,554,000	1,577,633
3.13%, 11/08/2021	1,095,000	1,113,179
3.36%, 06/06/2024	518,000	540,320
BP Capital Markets America, Inc.
3.79%, 02/06/2024	937,000	995,814
Broadcom, Inc.
3.13%, 04/15/2021 (G)	1,911,000	1,929,332
Capital One Financial Corp.
3.20%, 01/30/2023	813,000	834,354
3.30%, 10/30/2024	1,050,000	1,086,761
Cigna Corp.
3.40%, 09/17/2021	1,532,000	1,566,417
3.75%, 07/15/2023	1,304,000	1,365,518
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (J), 04/24/2025	1,943,000	2,013,162
Fixed until 03/27/2020 (P), 5.88% (J)	2,539,000	2,561,216
Fixed until 08/15/2020 (P), 5.95% (J)	1,029,000	1,050,691
Comcast Corp.
3.70%, 04/15/2024	2,237,000	2,385,345
CVS Health Corp.
3.70%, 03/09/2023	3,471,000	3,613,096
Energy Transfer Operating, LP
4.05%, 03/15/2025	358,000	374,584
5.88%, 01/15/2024	445,000	494,688
Enterprise Products Operating LLC
3.35%, 03/15/2023	1,550,000	1,603,486
3.75%, 02/15/2025	355,000	378,238
3.90%, 02/15/2024	363,000	386,410
Fiserv, Inc.
2.75%, 07/01/2024	3,984,000	4,053,228
Gilead Sciences, Inc.
3.25%, 09/01/2022	1,130,000	1,167,407
3.70%, 04/01/2024	1,250,000	1,323,219
Goldman Sachs Group, Inc.
Fixed until 06/05/2022, 2.91% (J), 06/05/2023	1,130,000	1,144,612
3.63%, 02/20/2024	1,317,000	1,380,267
Fixed until 05/10/2020 (P), 5.38% (J)	1,199,000	1,212,992
Home Depot, Inc.
2.95%, 06/15/2029	862,000	904,615
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	203,000	218,732
iHeartCommunications, Inc.
6.38%, 05/01/2026	959,905	1,036,697
8.38%, 05/01/2027	338,745	365,946
International Business Machines Corp.
3.00%, 05/15/2024	2,437,000	2,526,697
JPMorgan Chase & Co.
Fixed until 12/05/2023, 4.02% (J), 12/05/2024	1,507,000	1,606,865
Fixed until 08/01/2024 (P), 5.00% (J)	1,335,000	1,364,864
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	293,000	311,501
4.30%, 05/01/2024	282,000	301,412
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	647,000	689,000
4.38%, 03/15/2029	270,000	305,369
McDonald’s Corp.
3.35%, 04/01/2023, MTN	700,000	730,561
Morgan Stanley
Fixed until 07/22/2024, 2.72% (J), 07/22/2025, MTN	980,000	989,818
3.88%, 04/29/2024	1,535,000	1,632,979

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley (continued)
3-Month LIBOR + 3.61%, 5.91% (J), 01/15/2020 (P)	$ 846,000	$ 852,937
MPLX, LP
4.13%, 03/01/2027	782,000	824,681
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (G) (P)	886,000	912,580
NextEra Energy Capital Co.
2.90%, 04/01/2022	1,046,000	1,064,834
Occidental Petroleum Corp.
2.70%, 08/15/2022	350,000	353,257
ONEOK Partners, LP
4.90%, 03/15/2025	1,352,000	1,486,729
ONEOK, Inc.
2.75%, 09/01/2024	895,000	899,531
PayPal Holdings, Inc.
2.40%, 10/01/2024	280,000	281,518
2.65%, 10/01/2026	405,000	407,790
Prudential Financial, Inc.
Fixed until 06/15/2023, 5.63% (J), 06/15/2043	428,000	460,061
Fixed until 09/15/2022, 5.88% (J), 09/15/2042	645,000	695,084
QUALCOMM, Inc.
2.60%, 01/30/2023	569,000	578,230
2.90%, 05/20/2024	1,471,000	1,512,108
Starbucks Corp.
3.10%, 03/01/2023	1,132,000	1,168,619
SunTrust Banks, Inc.
4.00%, 05/01/2025	462,000	499,371
TransDigm, Inc.
6.25%, 03/15/2026 (G)	2,905,000	3,119,244
UnitedHealth Group, Inc.
3.70%, 12/15/2025	266,000	286,382
USB Capital IX
3-Month LIBOR + 1.02%, 3.50% (J), 10/31/2019 (P)	318,000	271,095
Verizon Communications, Inc.
3.50%, 11/01/2024	1,256,000	1,328,139
Vistra Operations Co. LLC
5.63%, 02/15/2027 (G)	1,006,000	1,059,368
Walgreen Co.
3.10%, 09/15/2022	1,153,000	1,180,786
Wells Fargo & Co.
3.07%, 01/24/2023	226,000	230,146
Fixed until 06/17/2026, 3.20% (J), 06/17/2027, MTN	3,832,000	3,959,519
3.75%, 01/24/2024, MTN	724,000	766,093
Wells Fargo Bank NA
3.55%, 08/14/2023	2,062,000	2,165,040
Williams Cos., Inc.
3.70%, 01/15/2023	931,000	962,777
4.55%, 06/24/2024	541,000	582,282

		90,633,360

Total Corporate Debt Securities (Cost $109,046,339)		112,378,859

FOREIGN GOVERNMENT OBLIGATIONS - 3.8%
Argentina - 0.2%
Argentina Republic Government International Bond
3.38%, 01/15/2023	EUR 900,000	372,763
5.25%, 01/15/2028	250,000	104,913
5.88%, 01/11/2028	$ 2,612,000	1,057,886

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Argentina Republic Government International Bond (continued)
6.88%, 01/26/2027	$ 2,662,000	$ 1,115,405
7.82%, 12/31/2033	EUR 987,994	513,427

		3,164,394

Australia - 0.3%
Australia Government Bond
3.00%, 03/21/2047 (M)	AUD 4,686,000	4,122,500

Canada - 0.2%
Canada Government Bond
0.75%, 03/01/2021	CAD 3,718,000	2,770,994

Indonesia - 0.2%
Indonesia Treasury Bond
8.25%, 05/15/2029	IDR 51,955,000,000	3,906,526

Italy - 1.4%
Italy Buoni Poliennali del Tesoro
3.00%, 08/01/2029 (M)	EUR 10,984,000	14,428,911
3.85%, 09/01/2049 (M)	5,041,000	7,927,769

		22,356,680

Mexico - 0.2%
Mexico Bonos
8.00%, 09/05/2024	MXN 37,000,000	1,977,124
10.00%, 12/05/2024	34,800,000	2,016,580

		3,993,704

Republic of South Africa - 0.2%
Republic of South Africa Government Bond
8.00%, 01/31/2030	ZAR 59,771,524	3,683,129

Spain - 1.1%
Spain Government Bond
2.70%, 10/31/2048 (M)	EUR 3,817,000	5,874,900
0.60%, 10/31/2029, MTN (M)	10,587,000	12,061,758

		17,936,658

Total Foreign Government Obligations (Cost $64,109,647)		61,934,585

LOAN ASSIGNMENTS - 0.1%
United States - 0.1%
Fieldwood Energy LLC
1st Lien Term Loan,
3-Month LIBOR + 5.25%, 9.51% (J), 04/11/2022	$ 49,657	215,017
2nd Lien Term Loan,
3-Month LIBOR + 7.25%, 7.51% (J), 04/11/2023	337,037	247,722
Hilton Worldwide Finance LLC
Term Loan B2,
1-Month LIBOR + 1.75%, 3.77% (J), 06/22/2026	1,493,351	1,502,062

Total Loan Assignments (Cost $2,080,044)		1,964,801

U.S. GOVERNMENT OBLIGATIONS - 24.1%
U.S. Treasury - 19.9%
U.S. Treasury Bond
2.25%, 08/15/2049	34,359,200	35,337,632
U.S. Treasury Note
1.50%, 11/30/2019 (F) (Q)	5,600,000	5,594,873

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
1.50%, 08/31/2021 (F)	$ 34,281,000	$ 34,180,567
1.50%, 09/15/2022	86,208,200	86,046,560
1.63%, 08/15/2029 (F)	33,197,800	33,044,779
1.88%, 06/30/2026 - 07/31/2026	52,470,500	53,334,710
2.38%, 05/15/2029 (R)	54,123,800	57,476,938
3.00%, 10/31/2025 (H)	16,632,900	17,968,730

		322,984,789

U.S. Treasury Inflation-Protected Securities - 4.2%
U.S. Treasury Inflation-Indexed Bond
0.50%, 04/15/2024	59,668,054	60,382,208
0.63%, 04/15/2023	7,264,588	7,321,798

		67,704,006

Total U.S. Government Obligations (Cost $387,866,836)		390,688,795

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 3.9%
Japan - 3.9%
Japan Treasury Discount Bill
0.00% (I) (AB), 10/15/2019 - 11/18/2019	JPY 6,772,100,000	62,639,877

Total Short-Term Foreign Government Obligations (Cost $63,211,592)		62,639,877

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.4%
U.S. Treasury Bill
1.87% (I), 01/16/2020 - 02/06/2020	$ 13,000,000	12,918,439
1.89% (I), 01/02/2020	5,750,000	5,722,483
1.90% (I), 10/15/2019 (F)	3,000,000	2,997,812
1.90% (I), 12/19/2019	5,750,000	5,726,404
1.91% (I), 10/29/2019 (F)	5,000,000	4,992,683
1.94% (I), 12/05/2019	5,675,000	5,655,480
1.98% (I), 11/21/2019	1,000,000	997,247
2.01% (I), 11/12/2019	5,000,000	4,988,473
2.05% (I), 12/05/2019	13,000,000	12,952,821
2.07% (I), 01/23/2020	14,000,000	13,910,358

Total Short-Term U.S. Government Obligations (Cost $70,862,200)		70,862,200

	Shares	Value
OTHER INVESTMENT COMPANY - 4.2%
Securities Lending Collateral - 4.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (I)	68,106,198	68,106,198

Total Other Investment Company (Cost $68,106,198)		68,106,198

	Principal	Value
REPURCHASE AGREEMENTS - 0.3%
Fixed Income Clearing Corp., 1.05% (I), dated 09/30/2019, to be repurchased at $4,300,220 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $4,389,478.	$ 4,300,094	4,300,094
State Street Bank & Trust Co., 0.05% (I), dated 09/30/2019, to be repurchased at $990,009 on 10/01/2019. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 05/01/2043, and with a value of $1,011,754.	990,008	990,008

Total Repurchase Agreements (Cost $5,290,102)		5,290,102

Total Investments Excluding Purchased Options/Swaptions (Cost $1,596,671,734)		1,688,273,415
Total Purchased Options/Swaptions - 0.3% (Cost $10,043,995)		6,013,836

Total Investments (Cost $1,606,715,729)		1,694,287,251
Net Other Assets (Liabilities) - (4.7)%		(76,035,063)

Net Assets - 100.0%		$ 1,618,252,188

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED: (R)

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - iShares Russell 2000 ETF	USD	162.00	12/31/2019	USD	2,542,512	168	$56,656	$21,672
Call - SPDR S&P 500 ETF Trust	USD	300.00	10/28/2019	USD	70,601,583	2,379	764,376	723,216
Call - SPDR S&P 500 ETF Trust	USD	303.00	10/18/2019	USD	6,410,232	216	46,894	21,816
Call - SPDR S&P 500 ETF Trust	USD	305.00	11/15/2019	USD	5,697,984	192	72,235	46,464
Call - SPDR S&P 500 ETF Trust	USD	305.00	12/20/2019	USD	4,273,488	144	76,498	67,392
Call - SPDR S&P 500 ETF Trust	USD	307.00	01/17/2020	USD	9,971,472	336	124,035	166,992

Total							$1,140,694	$1,047,552

OVER-THE-COUNTER OPTIONS PURCHASED: (R)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - Agilent Technologies, Inc.	NOMI	USD	71.00	01/17/2020	USD	1,779,042	23,216	$115,660	$187,793
Call - Alibaba Group Holding, Ltd.	BOA	USD	162.50	01/17/2020	USD	1,700,562	10,169	132,372	148,214
Call - Alibaba Group Holding, Ltd.	CITI	USD	167.00	11/22/2019	USD	1,976,993	11,822	137,619	105,156
Call - BP PLC	BOA	USD	45.00	01/17/2020	USD	5,447,766	143,400	245,214	9,551
Call - CVS Health Corp.	JPM	USD	78.50	01/17/2020	USD	1,360,105	21,565	116,891	5,110
Call - DAX® Index	GSC	EUR	13,300.00	12/20/2019	EUR	2,872,671	212	21,473	7,312
Call - DAX® Index	GSC	EUR	13,600.00	03/20/2020	EUR	2,384,859	176	21,283	15,628
Call - DAX® Index	GSC	EUR	13,700.00	12/20/2019	EUR	9,918,846	732	45,455	3,666
Call - DAX® Index	MSCS	EUR	13,700.00	12/20/2019	EUR	9,905,295	731	51,171	3,661
Call - DAX® Index	CITI	EUR	14,000.00	03/20/2020	EUR	3,035,275	224	21,500	6,801
Call - Emerson Electric Co.	BOA	USD	65.00	12/20/2019	USD	3,633,507	54,345	183,125	217,643
Call - EURO STOXX 50® Index	GSC	EUR	3,750.00	12/20/2019	EUR	3,335,248	857	21,505	16,984
Call - EURO STOXX 50® Index	GSC	EUR	3,800.00	03/20/2020	EUR	2,412,898	620	21,482	24,324
Call - EURO STOXX 50® Index	GSC	EUR	3,850.00	12/20/2019	EUR	18,061,711	4,641	45,672	23,388
Call - EURO STOXX 50® Index	GSC	EUR	3,850.00	12/20/2019	EUR	18,085,061	4,647	50,506	23,418
Call - EURO STOXX 50® Index	CSI	EUR	3,900.00	03/20/2020	EUR	3,946,256	1,014	21,197	17,881
Call - EURO STOXX 50® Index	CSI	EUR	3,600.00	10/18/2019	EUR	4,483,321	1,152	40,906	34,263
Call - EURO STOXX 50® Index	CSI	EUR	3,600.00	11/15/2019	EUR	23,362,303	6,003	254,169	335,992
Call - EURO STOXX 50® Index	CSI	EUR	3,600.00	03/20/2020	EUR	1,782,431	458	40,857	57,385
Call - EURO STOXX Banks Index	BCLY	EUR	110.00	03/19/2021	EUR	2,029,902	21,229	95,247	40,287
Call - EURO STOXX Banks Index	UBS	EUR	110.00	06/18/2021	EUR	2,580,000	26,982	115,958	48,544
Call - Facebook, Inc.	UBS	USD	195.00	12/20/2019	USD	4,893,104	27,477	388,096	111,142
Call - FedEx Corp.	CSI	USD	162.00	01/17/2020	USD	3,449,718	23,698	325,418	79,872
Call - FedEx Corp.	CITI	USD	170.00	10/18/2019	USD	1,586,131	10,896	103,045	329
Call - Google, Inc.	JPM	USD	1,315.00	01/17/2020	USD	150,316	3,234	152,191	86,265
Call - Halliburton Co.	CITI	USD	50.00	01/17/2020	USD	1,183,742	62,798	269,034	7
Call - Johnson & Johnson	BOA	USD	155.00	01/17/2020	USD	2,831,093	21,882	85,121	1,807

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

OVER-THE-COUNTER OPTIONS PURCHASED (continued): (R)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - JPMorgan Chase & Co.	CITI	USD	114.50	01/17/2020	USD	2,533,395	21,526	$176,490	$149,759
Call - Kroger Co.	NOMI	USD	26.00	10/18/2019	USD	2,186,402	84,810	86,303	42,239
Call - Lowe’s Cos., Inc.	NOMI	USD	98.00	01/17/2020	USD	2,085,831	18,969	122,092	273,569
Call - Lowe’s Cos., Inc.	NOMI	USD	112.00	11/15/2019	USD	3,061,946	27,846	97,183	70,439
Call - Nasdaq, Inc.	BOA	USD	7,900.00	10/18/2019	USD	511,980	420	45,995	23,689
Call - QUALCOMM, Inc.	MSCS	USD	70.00	10/18/2019	USD	2,168,412	28,427	123,282	193,922
Call - QUALCOMM, Inc.	CITI	USD	71.00	01/17/2020	USD	2,273,983	29,811	151,130	251,670
Call - S&P 500® Index	SG	USD	3,050.00	10/18/2019	USD	10,254,869	3,445	74,068	18,722
Call - Schlumberger, Ltd.	UBS	USD	70.00	01/17/2020	USD	1,740,756	50,944	191,835	46
Call - SPDR Gold Shares	SG	USD	136.00	10/18/2019	USD	5,840,178	42,055	111,160	153,610
Call - SPDR Gold Shares	SG	USD	138.00	11/15/2019	USD	7,848,377	56,516	206,283	181,481
Call - SPDR Gold Shares	JPM	USD	143.00	10/18/2019	USD	3,979,875	28,659	47,861	17,375
Call - SPDR Gold Shares	SG	USD	145.00	11/15/2019	USD	5,953,774	42,873	83,984	47,036
Call - SPDR Gold Shares	SG	USD	146.00	12/20/2019	USD	13,524,133	97,387	278,966	172,132
Call - SPDR Gold Shares	SG	USD	147.50	11/15/2019	USD	5,952,246	42,862	73,285	30,917
Call - SPDR Gold Shares	MSCS	USD	147.50	12/31/2019	USD	1,991,396	14,340	51,575	24,772
Call - SPDR Gold Shares	SG	USD	147.50	01/17/2020	USD	7,955,446	57,287	192,438	118,001
Call - SPDR Gold Shares	MSCS	USD	147.50	01/17/2020	USD	3,979,875	28,659	81,334	59,032
Call - SPDR S&P 500 ETF Trust	GSC	USD	325.00	11/15/2019	USD	426,123,733	1,435,872	258,457	45,431
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	4,756.33	03/13/2020	JPY	245,983,540	66,572	208,350	3,855
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	4,816.24	09/11/2020	JPY	198,875,985	53,823	152,062	12,186
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	4,894.87	12/11/2020	JPY	198,680,150	53,770	185,794	13,557
Call - Taiwan Semiconductor Manufacturing Co., Ltd.	CSI	USD	46.00	01/17/2020	USD	3,873,829	83,344	178,356	249,591

Total								$6,300,450	$3,765,454

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED: (R)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - GBP vs. USD	UBS	GBP	1.34	10/08/2019	GBP	26,947,000	$607,679	$265
Call - USD vs. JPY	DUB	USD	109.50	12/20/2019	USD	11,485,000	43,115	46,859
Put - EUR vs. USD	MSCS	EUR	1.08	03/17/2020	EUR	22,183,000	132,703	199,447
Put - EUR vs. USD	BOA	EUR	1.12	07/23/2020	EUR	2,346,000	32,713	58,021
Put - GBP vs. USD	MSCS	GBP	1.25	10/08/2019	GBP	544,100	9,123	11,422
Put - USD vs. JPY	UBS	USD	102.00	03/11/2020	USD	19,501,000	136,995	116,109
Put - USD vs. JPY	BNP	USD	106.00	12/17/2019	USD	35,480,000	294,484	262,375

Total							$1,256,812	$694,498

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED: (R)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - 5-Year	GSI	3-Month USD-LIBOR	Receive	0.50%	02/27/2020	USD	132,283,000	$171,968	$7,716
Call - 5-Year	GSI	3-Month USD-LIBOR	Receive	0.50	08/27/2020	USD	133,874,000	341,379	44,290
Call - 5-Year	BOA	3-Month USD-LIBOR	Receive	1.08	08/13/2020	USD	9,538,391	85,810	88,362
Call - 5-Year	GSC	3-Month USD-LIBOR	Receive	1.45	10/09/2019	USD	84,024,045	478,937	108,360
Put - 5-Year	MSCS	3-Month USD-LIBOR	Pay	1.53	11/27/2019	USD	16,509,662	49,529	79,622
Put - 5-Year	MSCS	3-Month USD-LIBOR	Pay	1.53	11/27/2019	USD	6,573,291	19,720	31,702
Put - 5-Year	CITI	3-Month USD-LIBOR	Pay	1.56	11/06/2019	USD	23,321,586	116,608	78,054
Put - 5-Year	BOA	3-Month USD-LIBOR	Pay	2.08	08/13/2020	USD	9,538,391	82,088	68,226

Total								$1,346,039	$506,332

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN: (R)

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Put - Agilent Technologies, Inc.	USD	70.00	11/15/2019	USD	1,172,439	153	$(10,826)	$(8,568)
Put - Amazon.com, Inc.	USD	1,630.00	12/20/2019	USD	1,735,910	10	(31,957)	(45,800)
Put - Apple, Inc.	USD	200.00	12/20/2019	USD	1,075,056	48	(20,772)	(17,184)
Put - Bank of America Corp.	USD	27.00	12/20/2019	USD	895,519	307	(18,960)	(19,648)
Put - Citigroup, Inc.	USD	62.50	12/20/2019	USD	994,752	144	(19,426)	(18,288)
Put - Emerson Electric Co.	USD	60.00	12/20/2019	USD	835,750	125	(18,004)	(12,125)
Put - FleetCor Technologies, Inc.	USD	270.00	11/15/2019	USD	831,662	29	(18,495)	(21,750)
Put - Invesco QQQ Trust Series 1	USD	178.00	10/18/2019	USD	5,418,847	287	(34,736)	(20,090)
Put - iShares Russell 2000 ETF	USD	140.00	12/31/2019	USD	2,542,512	168	(30,703)	(40,488)
Put - JPMorgan Chase & Co.	USD	105.00	12/20/2019	USD	1,353,435	115	(15,619)	(15,065)
Put - Merck & Co., Inc.	USD	75.00	11/15/2019	USD	1,456,314	173	(11,550)	(8,304)
Put - Microsoft Corp.	USD	125.00	12/20/2019	USD	1,070,531	77	(18,161)	(16,170)
Put - Microsoft Corp.	USD	130.00	11/15/2019	USD	417,090	30	(7,853)	(5,850)
Put - SPDR S&P 500 ETF Trust	USD	280.00	12/20/2019	USD	4,273,488	144	(73,692)	(62,928)
Put - Wells Fargo & Co.	USD	45.00	11/15/2019	USD	1,654,432	328	(33,377)	(9,512)

Total							$(364,131)	$(321,770)

OVER-THE-COUNTER OPTIONS WRITTEN: (R)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Agilent Technologies, Inc.	NOMI	USD	81.00	01/17/2020	USD	1,779,042	23,216	$(39,781)	$(56,297)
Call - Alibaba Group Holding, Ltd.	CITI	USD	195.00	11/22/2019	USD	1,976,993	11,822	(43,073)	(12,673)
Call - Alibaba Group Holding, Ltd.	BOA	USD	202.50	01/17/2020	USD	1,700,562	10,169	(30,460)	(19,038)
Call - Comcast Corp.	CITI	USD	37.50	01/17/2020	USD	2,495,043	55,347	(166,041)	(440,515)
Call - Emerson Electric Co.	BOA	USD	75.00	12/20/2019	USD	3,633,507	54,345	(31,238)	(18,447)
Call - EURO STOXX Banks Index	UBS	EUR	135.00	06/18/2021	EUR	2,580,000	26,982	(29,903)	(11,982)
Call - Facebook, Inc.	UBS	USD	225.00	12/20/2019	USD	4,893,104	27,477	(127,482)	(12,221)
Call - FedEx Corp.	CSI	USD	190.00	01/17/2020	USD	3,449,718	23,698	(103,611)	(8,726)
Call - JPMorgan Chase & Co.	CITI	USD	125.50	01/17/2020	USD	2,533,395	21,526	(95,791)	(38,797)
Call - Kroger Co.	NOMI	USD	28.50	10/18/2019	USD	2,186,402	84,810	(23,552)	(1,665)
Call - Lowe’s Cos., Inc.	NOMI	USD	115.00	01/17/2020	USD	2,085,831	18,969	(31,906)	(76,877)
Call - Lowe’s Cos., Inc.	NOMI	USD	125.00	11/15/2019	USD	3,061,946	27,846	(16,348)	(2,825)
Call - QUALCOMM, Inc.	MSCS	USD	85.00	10/18/2019	USD	2,168,412	28,427	(24,834)	(2,473)
Call - QUALCOMM, Inc.	CITI	USD	86.00	01/17/2020	USD	2,273,983	29,811	(44,567)	(50,410)
Call - SPDR Gold Shares	JPM	USD	153.00	10/18/2019	USD	3,979,875	28,659	(7,451)	(1,178)
Call - SPDR Gold Shares	SG	USD	155.00	11/15/2019	USD	5,935,165	42,739	(55,736)	(7,773)
Call - SPDR S&P 500 ETF Trust	GSC	USD	330.00	11/15/2019	USD	426,123,733	1,435,872	(114,870)	(15,530)
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	5,679.90	03/13/2020	JPY	245,983,540	66,572	(81,650)	(240)
Call - Taiwan Semiconductor Manufacturing Co., Ltd.	CSI	USD	51.00	01/17/2020	USD	3,873,829	83,344	(58,341)	(81,743)
Put - Agilent Technologies, Inc.	NOMI	USD	61.00	01/17/2020	USD	1,548,769	20,211	(67,796)	(12,252)

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

OVER-THE-COUNTER OPTIONS WRITTEN (continued): (R)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Put - Alibaba Group Holding, Ltd.	BOA	USD	135.00	01/17/2020	USD	1,133,819	6,780	$(48,909)	$(14,195)
Put - Alibaba Group Holding, Ltd.	CITI	USD	140.00	11/22/2019	USD	1,284,995	7,684	(40,314)	(10,475)
Put - Bank of America Corp.	CITI	USD	28.50	10/11/2019	USD	1,748,138	25,306	(13,602)	(6,947)
Put - BP PLC	BOA	USD	36.00	01/17/2020	USD	5,447,766	143,400	(163,476)	(153,278)
Put - Citigroup, Inc.	JPM	USD	67.00	10/11/2019	USD	1,996,812	14,379	(14,379)	(6,523)
Put - CVS Health Corp.	JPM	USD	56.00	01/17/2020	USD	1,360,105	21,565	(61,460)	(27,185)
Put - Emerson Electric Co.	BOA	USD	55.00	12/20/2019	USD	1,816,720	27,172	(44,607)	(14,644)
Put - EURO STOXX 50® Index	CSI	EUR	3,325.00	11/15/2019	EUR	15,574,869	4,002	(157,563)	(92,949)
Put - EURO STOXX Banks Index	UBS	EUR	106.38	06/18/2021	EUR	1,937,438	20,262	(326,711)	(668,417)
Put - EURO STOXX Banks Index	BCLY	EUR	110.23	03/19/2021	EUR	1,905,693	19,930	(315,966)	(659,152)
Put - FedEx Corp.	CSI	USD	130.00	01/17/2020	USD	1,949,037	13,389	(65,269)	(50,939)
Put - Johnson & Johnson	BOA	USD	109.00	01/17/2020	USD	2,831,093	21,882	(60,176)	(21,089)
Put - Kroger Co.	NOMI	USD	21.00	01/17/2020	USD	698,947	27,112	(35,454)	(9,042)
Put - QUALCOMM, Inc.	CITI	USD	57.00	01/17/2020	USD	1,137,030	14,906	(52,505)	(10,107)
Put - S&P 500® Index	SG	USD	2,875.00	10/18/2019	USD	5,114,039	1,718	(17,180)	(21,884)
Put - SPDR Gold Shares	SG	USD	133.00	01/17/2020	USD	3,977,792	28,644	(23,159)	(37,242)
Put - SPDR Gold Shares	SG	USD	134.00	12/20/2019	USD	6,463,704	46,545	(38,469)	(56,529)
Put - SPDR Gold Shares	MSCS	USD	134.00	01/17/2020	USD	1,990,007	14,330	(14,280)	(22,713)
Put - SPDR Gold Shares	MSCS	USD	136.00	12/31/2019	USD	796,558	5,736	(5,630)	(11,826)
Put - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	3,786.60	12/11/2020	JPY	132,450,970	35,846	(110,368)	(152,135)
Put - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	3,820.96	09/11/2020	JPY	132,583,990	35,882	(92,404)	(133,048)
Put - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	3,832.77	03/13/2020	JPY	245,983,540	66,572	(148,097)	(169,357)
Put - Taiwan Semiconductor Manufacturing Co., Ltd.	CSI	USD	39.00	01/17/2020	USD	1,215,572	41,672	(55,424)	(27,135)
Put - TOPIX Banks Index	BNP	JPY	155.80	03/13/2020	JPY	2,265,196	1,721,457	(151,586)	(260,130)
Put - TOPIX Banks Index	MSCS	JPY	156.59	12/13/2019	JPY	3,171,853	2,410,479	(205,255)	(338,134)
Put - TOPIX Banks Index	BOA	JPY	156.59	12/13/2019	JPY	1,677,944	1,275,169	(98,233)	(178,901)
Put - TOPIX Banks Index	MSCS	JPY	157.82	04/10/2020	JPY	2,018,274	1,533,806	(145,396)	(270,555)

Total								$(3,700,303)	$(4,296,193)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (R)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - EUR vs. USD	MSCS	EUR	1.15	03/17/2020	EUR	22,183,000	$(128,904)	$(82,690)
Call - GBP vs. USD	MSCS	GBP	1.34	10/08/2019	GBP	544,100	(326)	(5)
Call - USD vs. BRL	DUB	USD	3.82	10/10/2019	USD	3,382,000	(68,130)	(270,878)
Call - USD vs. MXN	MSCS	USD	21.50	03/05/2020	USD	6,701,000	(87,214)	(69,905)
Call - USD vs. ZAR	MSCS	USD	15.50	12/12/2019	USD	5,715,000	(58,653)	(125,719)
Put - GBP vs. USD	UBS	GBP	1.25	10/08/2019	GBP	26,947,000	(348,048)	(565,707)
Put - USD vs. JPY	UBS	USD	99.00	03/11/2020	USD	19,501,000	(71,179)	(61,214)
Put - USD vs. JPY	BNP	USD	102.00	12/17/2019	USD	35,480,000	(87,990)	(72,699)
Put - USD vs. ZAR	MSCS	USD	14.00	12/12/2019	USD	5,715,000	(70,312)	(12,390)

Total							$(920,756)	$(1,261,207)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (R)

Description	Counterparty	Floating RateIndex	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 5-Year	BOA	3-Month USD-LIBOR	Receive	0.88%	08/13/2020	USD	47,025,821	$(102,745)	$(78,844)
Call - 5-Year	GSC	3-Month USD-LIBOR	Receive	1.20	10/09/2019	USD	84,024,045	(182,888)	(2,207)
Call - 5-Year	GSC	3-Month USD-LIBOR	Receive	1.55	12/27/2019	USD	10,209,212	(76,350)	(91,944)

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN (continued): (R)

Description	Counterparty	Floating RateIndex	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 5-Year	CITI	3-Month USD-LIBOR	Pay	1.66%	11/06/2019	USD	23,321,586	$(74,629)	$(40,019)
Put - 5-Year	CITI	3-Month USD-LIBOR	Pay	1.76	11/06/2019	USD	23,321,586	(48,975)	(18,153)
Put - 5-Year	BOA	3-Month USD-LIBOR	Pay	1.88	08/13/2020	USD	47,025,821	(89,939)	(76,078)

Total								$(575,526)	$(307,245)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(5,560,716)	$(6,186,415)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 32	5.00%	Quarterly	06/20/2024	USD	2,867,798	$ 209,278	$ 187,009	$ 22,269

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.91%	Semi-Annually	07/09/2021	CAD	4,070,000	$952	$28	$924
3-Month CAD-CDOR	Receive	1.91	Semi-Annually	07/09/2021	CAD	51,429,743	13,934	351	13,583
3-Month USD-LIBOR	Receive	1.28	Quarterly/Semi-Annually	11/29/2024	USD	11,542,000	(114,927)	137	(115,064)
3-Month USD-LIBOR	Pay	1.55	Semi-Annually/Quarterly	09/27/2024	USD	15,247,079	(29,878)	198	(30,076)

Total							$(129,919)	$714	$(130,633)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (V)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
S&P 500® Annual Dividend Futures	GSI	Receive	Annually	12/18/2020	USD	371,806	7,750	$84,669	$—	$84,669
S&P 500® Annual Dividend Futures	BNP	Receive	Annually	12/17/2021	USD	473,363	9,750	103,350	—	103,350

Total								$188,019	$—	$188,019

Reference Entity	Counterparty	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference
Equity Securities Short (W)	CITI	10/22/2019	USD	2,292,568	0.1%	$2,249,748	$(42,820)
Equity Securities Short (X)	JPM	10/10/2019	USD	3,088,274	0.2	3,044,671	(43,603)

						$5,294,419	$(86,423)

Value
OTC Swap Agreements, at value (Assets)	$188,019

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	422	12/31/2019	$90,827,131	$90,941,000	$113,869	$—
5-Year U.S. Treasury Note	465	12/31/2019	55,535,644	55,404,024	—	(131,620)
Euro-BTP Italy Government Bond	26	12/06/2019	4,069,854	4,132,917	63,063	—
MSCI Emerging Markets Index	72	12/20/2019	3,696,100	3,606,840	—	(89,260)
NASDAQ-100 E-Mini Index	23	12/20/2019	3,625,034	3,574,430	—	(50,604)
SGX CNX Nifty Index	577	10/31/2019	13,371,580	13,314,852	—	(56,728)

Total					$176,932	$(328,212)

Short Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(274)	12/19/2019	$(35,534,798)	$(35,705,625)	$—	$(170,827)
EURO STOXX 50® Index	(44)	12/20/2019	(1,687,254)	(1,704,900)	—	(17,646)
German Euro Bund	(29)	12/06/2019	(5,508,477)	(5,507,792)	685	—
Nikkei 225 Index	(269)	12/12/2019	(26,364,493)	(27,198,543)	—	(834,050)
S&P 500® E-Mini Index	(70)	12/20/2019	(10,377,213)	(10,424,750)	—	(47,537)

Total					$685	$(1,070,060)

Total Futures Contracts					$177,617	$(1,398,272)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	11/15/2019	INR	578,470,000	USD	8,034,082	$88,209	$—
BNP	10/08/2019	USD	8,306,687	GBP	6,767,000	—	(16,490)
BNP	11/08/2019	CHF	475,109	USD	490,000	—	(12,316)
BNP	12/03/2019	USD	1,593,000	ZAR	24,615,036	—	(18,883)
BNP	12/06/2019	CHF	3,921,738	USD	4,046,000	—	(93,886)
BNP	12/18/2019	USD	7,060,000	JPY	759,133,560	—	(2,466)
BOA	10/08/2019	USD	8,335,338	GBP	6,647,000	159,757	—
BOA	11/01/2019	EUR	8,037,097	USD	8,995,401	—	(213,009)
BOA	12/05/2019	USD	4,042,431	SGD	5,621,000	—	(27,563)
CITI	11/01/2019	EUR	3,565,000	USD	3,981,000	—	(85,411)
CSI	12/06/2019	USD	4,454,000	BRL	18,626,628	—	(10,366)
DUB	10/24/2019	USD	6,502,377	JPY	696,320,000	51,107	—
DUB	11/01/2019	EUR	10,005,000	USD	11,311,303	—	(378,521)
DUB	11/15/2019	USD	979,191	INR	70,421,000	—	(9,589)
DUB	12/06/2019	USD	2,845,000	CLP	2,044,132,500	37,739	—
GSI	10/03/2019	JPY	1,345,900,000	USD	12,505,958	—	(55,910)
GSI	10/24/2019	JPY	1,687,962,000	USD	15,719,900	—	(81,260)
GSI	11/01/2019	USD	11,220,871	EUR	9,996,097	297,817	—
GSI	12/06/2019	NZD	5,113,000	USD	3,261,655	—	(54,926)
GSI	12/10/2019	EUR	10,236,000	USD	11,308,004	—	(90,764)
GSI	12/18/2019	USD	1,096,000	JPY	117,895,952	—	(824)
JPM	10/03/2019	USD	4,328,033	JPY	463,992,000	35,944	—
JPM	11/15/2019	INR	56,850,000	USD	783,598	14,633	—
JPM	11/22/2019	JPY	1,298,855,000	USD	12,345,887	—	(291,364)
JPM	11/22/2019	GBP	5,859,000	USD	7,100,963	118,048	—
JPM	12/06/2019	NOK	24,900,000	USD	2,850,082	—	(110,322)
MSCS	10/08/2019	GBP	6,568,000	USD	8,202,097	—	(123,684)
MSCS	11/01/2019	EUR	3,585,000	USD	4,033,368	—	(115,924)
MSCS	11/15/2019	JPY	860,210,729	USD	8,119,000	—	(138,720)
MSCS	12/03/2019	EUR	7,990,000	USD	8,867,293	—	(117,240)
MSCS	12/05/2019	EUR	5,780,000	USD	6,441,350	—	(110,309)
MSCS	12/05/2019	JPY	428,712,642	USD	4,057,000	—	(74,165)
MSCS	12/06/2019	USD	1,167,000	CLP	838,465,481	15,513	—
MSCS	12/10/2019	JPY	768,424,968	USD	7,272,000	—	(129,294)

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
MSCS	12/13/2019	EUR	5,165,000	USD	5,696,182	$—	$(34,425)
MSCS	12/18/2019	EUR	9,980,647	USD	11,079,017	—	(133,200)
MSCS	12/19/2019	ZAR	63,886,000	USD	4,278,319	—	(103,776)
SSB	10/15/2019	USD	14,997,340	JPY	1,610,000,000	91,286	—
SSB	10/31/2019	USD	2,472,730	AUD	3,521,000	93,485	—
SSB	10/31/2019	ZAR	34,875,000	USD	2,479,816	—	(186,953)
SSB	12/05/2019	GBP	3,043,000	USD	3,706,804	44,548	—
UBS	11/01/2019	USD	20,976,994	EUR	18,768,000	468,602	—
UBS	11/01/2019	EUR	3,572,000	USD	4,015,785	—	(112,547)
UBS	11/08/2019	CHF	3,457,590	USD	3,569,000	—	(92,675)
UBS	11/22/2019	EUR	2,893,000	USD	3,221,908	—	(56,283)
UBS	12/05/2019	NZD	2,566,000	USD	1,625,741	—	(16,453)
UBS	12/06/2019	EUR	3,657,000	USD	4,028,025	—	(21,997)
UBS	12/16/2019	NZD	2,541,000	USD	1,633,571	—	(39,580)

Total						$1,516,688	$(3,161,095)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	23.1%	$ 390,688,795
Banks	6.2	105,707,739
Securities Lending Collateral	4.0	68,106,198
Foreign Government Obligations	3.7	61,934,585
Software	3.5	58,423,944
Oil, Gas & Consumable Fuels	3.1	52,496,723
Health Care Providers & Services	3.0	51,286,818
Pharmaceuticals	2.8	46,935,781
Interactive Media & Services	2.7	45,828,394
Media	2.4	41,254,557
Aerospace & Defense	2.2	36,790,223
Food Products	2.0	34,397,348
Health Care Equipment & Supplies	2.0	33,642,170
Technology Hardware, Storage & Peripherals	1.8	31,239,629
Semiconductors & Semiconductor Equipment	1.8	29,931,802
Internet & Direct Marketing Retail	1.7	29,318,407
IT Services	1.6	27,871,928
Chemicals	1.3	21,977,574
Insurance	1.3	21,485,378
Electric Utilities	1.3	21,099,915
Capital Markets	1.2	20,653,286
Diversified Telecommunication Services	1.2	20,615,705
Real Estate Management & Development	1.1	18,028,750
Specialty Retail	1.1	17,708,326
Wireless Telecommunication Services	0.9	15,691,496
Hotels, Restaurants & Leisure	0.9	15,026,297
Industrial Conglomerates	0.9	14,849,022
Household Products	0.8	14,102,299
Biotechnology	0.8	13,599,736
Road & Rail	0.8	13,497,633
Airlines	0.8	13,042,785
Automobiles	0.7	12,280,440
Metals & Mining	0.7	11,579,554
Electronic Equipment, Instruments & Components	0.7	11,554,124
Electrical Equipment	0.7	11,356,003
Tobacco	0.6	10,879,748
Multiline Retail	0.6	10,473,438
Machinery	0.5	8,873,384
Auto Components	0.5	8,258,635
Food & Staples Retailing	0.5	7,715,479
Life Sciences Tools & Services	0.4	7,480,227
Equity Real Estate Investment Trusts	0.4	6,341,537
Gas Utilities	0.3	5,736,308
Consumer Finance	0.3	5,650,832
Building Products	0.3	5,074,209
Paper & Forest Products	0.3	4,944,381

The notes are an integral part of this report. Transamerica Series Trust	Page 15

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Multi-Utilities	0.3%		$ 4,504,297
Trading Companies & Distributors	0.2		4,026,002
Communications Equipment	0.2		3,984,548
Over-the-Counter Options Purchased	0.2		3,765,454
Textiles, Apparel & Luxury Goods	0.2		3,165,554
Construction & Engineering	0.2		3,150,636
International Commodity Funds	0.1		2,436,891
Beverages	0.1		2,329,045
Household Durables	0.1		1,808,739
Diversified Financial Services	0.1		1,712,629
Independent Power & Renewable Electricity Producers	0.1		1,116,770
Exchange-Traded Options Purchased	0.1		1,047,552
Construction Materials	0.1		1,005,389
Air Freight & Logistics	0.1		912,822
Transportation Infrastructure	0.1		910,269
Entertainment	0.1		899,706
Over-the-Counter Foreign Exchange Options Purchased	0.0	(A)	694,498
Over-the-Counter Interest Rate Swaptions Purchased	0.0	(A)	506,332
Personal Products	0.0	(A)	494,048
Energy Equipment & Services	0.0	(A)	353,933
Leisure Products	0.0	(A)	302,832
Professional Services	0.0	(A)	295,492
Marine	0.0	(A)	266,546
Diversified Consumer Services	0.0	(A)	239,235
Containers & Packaging	0.0	(A)	102,387
Commercial Services & Supplies	0.0	(A)	29,265
Health Care Technology	0.0	(A)	2,659

Investments	91.8		1,555,495,072
Short-Term Investments	8.2		138,792,179

Total Investments	100.0%		$ 1,694,287,251

SECURITY VALUATION:

Valuation Inputs (Y)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Z)	Value
ASSETS
Investments
Common Stocks	$575,914,106	$318,817,487	$1,420,748	$896,152,341
Convertible Preferred Stock	768,858	—	—	768,858
Preferred Stocks	3,854,172	8,704,852	1,295,647	13,854,671
Exchange-Traded Fund	2,436,891	—	—	2,436,891
Convertible Bonds	—	907,237	288,000	1,195,237
Corporate Debt Securities	—	108,855,226	3,523,633	112,378,859
Foreign Government Obligations	—	61,934,585	—	61,934,585
Loan Assignments	—	1,964,801	—	1,964,801
U.S. Government Obligations	—	390,688,795	—	390,688,795
Short-Term Foreign Government Obligations	—	62,639,877	—	62,639,877
Short-Term U.S. Government Obligations	—	70,862,200	—	70,862,200
Other Investment Company	68,106,198	—	—	68,106,198
Repurchase Agreements	—	5,290,102	—	5,290,102
Exchange-Traded Options Purchased	1,047,552	—	—	1,047,552
Over-the-Counter Options Purchased	3,076,322	689,132	—	3,765,454
Over-the-Counter Foreign Exchange Options Purchased	—	694,498	—	694,498
Over-the-Counter Interest Rate Swaptions Purchased	—	506,332	—	506,332

Total Investments	$655,204,099	$1,032,555,124	$6,528,028	$1,694,287,251

The notes are an integral part of this report. Transamerica Series Trust	Page 16

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (Y)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Z)	Value
Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$209,278	$—	$209,278
Centrally Cleared Interest Rate Swap Agreements	—	14,886	—	14,886
Over-the-Counter Total Return Swap Agreements	—	188,019	—	188,019
Over-the-Counter Total Return Swap Agreements - CFD	—	5,294,419	—	5,294,419
Futures Contracts (AA)	177,617	—	—	177,617
Forward Foreign Currency Contracts (AA)	—	1,516,688	—	1,516,688

Total Other Financial Instruments	$177,617	$7,223,290	$—	$7,400,907

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(321,770)	$—	$—	$(321,770)
Over-the-Counter Options Written	(1,361,193)	(2,935,000)	—	(4,296,193)
Over-the-Counter Foreign Exchange Options Written	—	(1,261,207)	—	(1,261,207)
Over-the-Counter Interest Rate Swaptions Written	—	(307,245)	—	(307,245)
Centrally Cleared Interest Rate Swap Agreements	—	(144,805)	—	(144,805)
Futures Contracts (AA)	(1,398,272)	—	—	(1,398,272)
Forward Foreign Currency Contracts (AA)	—	(3,161,095)	—	(3,161,095)

Total Other Financial Instruments	$(3,081,235)	$(7,809,352)	$—	$(10,890,587)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Preferred Stocks (K)	$—	$—	$—	$3,892,162
Corporate Debt Securities (O)	—	—	3,523,633	—

Total	$—	$—	$3,523,633	$3,892,162

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Restricted securities. At September 30, 2019, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Pty, Ltd.	10/25/2018	$1,059,498	$1,420,748	0.1%
Common Stocks	Fieldwood Energy, Inc.	04/11/2018	765,274	246,725	0.0	(A)
Preferred Stocks	Palantir Technologies, Inc., 0.00%	05/02/2014	1,304,158	1,295,647	0.1
Preferred Stocks	Uber Technologies, Inc., 0.00%	05/02/2014	2,002,180	3,892,162	0.2
Convertible Bonds	REI Agro, Ltd. 5.50%, 11/13/2014	05/02/2014	395,548	146	0.0	(A)
Convertible Bonds	Bio City Development Co. BV 8.00%, 07/06/2020	05/02/2014	1,734,480	288,000	0.0	(A)
Corporate Debt Securities	Quintis Australia Pty, Ltd., PIK Rate 0.00%, Cash Rate 12.00% 10/01/2028	07/20/2016	3,264,377	3,336,317	0.2
Corporate Debt Securities	Quintis Australia Pty, Ltd. PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026	07/20/2016 - 04/01/2019	183,426	187,316	0.0	(A)

Total			$10,708,941	$10,667,061	0.6%

(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2019, the total value of securities is $10,420,190, representing 0.6% of the Portfolio’s net assets.
(D)	Non-income producing securities.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $66,227,514. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the total value of 144A securities is $33,114,677, representing 2.0% of the Portfolio’s net assets.
(H)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $2,335,857.
(I)	Rates disclosed reflect the yields at September 30, 2019.

The notes are an integral part of this report. Transamerica Series Trust	Page 17

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	Floating or variable rate securities. The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(K)	Transferred from Level 3 to 2 due to utilizing observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(L)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2019, the total value of such securities is $288,201, representing less than 0.1% of the Portfolio’s net assets.
(M)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2019, the total value of Regulation S securities is $44,415,893, representing 2.7% of the Portfolio’s net assets.
(N)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(O)	Transferred from Level 2 to 3. For the period ended September 30, 2019, the valuation technique changed for certain investments in Corporate Debt Securities with a total value of $3,523,633 from using a market transaction to using a present value technique. This was considered to be a more relevant measure of fair value as of September 30, 2019.
(P)	Perpetual maturity. The date displayed is the next call date.
(Q)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $49,954.
(R)	Securities with a total value of $242,065 have been segregated by the broker as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts.
(S)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(W)	The Portfolio receives or pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of (175)—175 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1-Month USD-LIBOR.
(X)	The Portfolio receives or pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of (103)—0 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1-Month USD-LIBOR and Federal Funds Rate.
(Y)	The Portfolio recognizes transfers in and out of Level 3 as of September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(Z)	Level 3 securities were not considered significant to the Portfolio.
(AA)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(AB)	Percentage rounds to less than 0.01% or (0.01)%.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.

The notes are an integral part of this report. Transamerica Series Trust	Page 18

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

COUNTERPARTY ABBREVIATIONS (continued):

CITI	Citibank, N.A.
CSI	Credit Suisse International
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
NOMI	Nomura International PLC
SG	Societe Generale
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 19

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Australia - 5.6%
Centuria Capital Group	890,964	$ 1,322,984
Charter Hall Group, REIT	249,880	1,964,849
Dexus, REIT	1,175,333	9,463,963
Goodman Group, REIT	1,357,217	12,989,642
LendLease Group	1,104,322	13,088,561
New South Resources, Ltd. (A)	4,837,867	5,861,247
NEXTDC, Ltd. (A) (B)	2,421,407	10,067,466

		54,758,712

Belgium - 0.5%
Aedifica SA, REIT	42,068	4,869,486

Canada - 1.6%
Canadian Apartment Properties, REIT	133,698	5,496,871
RioCan, REIT	512,891	10,212,526

		15,709,397

France - 1.0%
Unibail-Rodamco-Westfield, REIT	68,101	9,927,822

Germany - 5.2%
alstria office AG, REIT	339,219	5,819,580
Godewind Immobilien AG (A) (C)	1,110,366	5,107,229
LEG Immobilien AG	92,764	10,616,356
TLG Immobilien AG	357,398	9,719,174
Vonovia SE	380,445	19,302,709

		50,565,048

Hong Kong - 6.0%
CK Asset Holdings, Ltd.	2,785,000	18,868,227
Kerry Properties, Ltd.	580,500	1,788,672
Link, REIT	1,636,500	18,050,630
New World Development Co., Ltd.	1,625,000	2,110,632
Sun Hung Kai Properties, Ltd.	225,500	3,245,391
Swire Properties, Ltd.	3,634,000	11,405,948
Wheelock & Co., Ltd.	575,000	3,275,674

		58,745,174

Japan - 12.2%
Comforia Residential, Inc., REIT	1,358	4,358,160
Daito Trust Construction Co., Ltd. (B)	72,600	9,272,657
Daiwa House Industry Co., Ltd. (B)	349,300	11,326,204
GLP J-REIT	9,439	12,518,406
Hankyu Hanshin, Inc., REIT	715	1,066,631
Heiwa Real Estate, Inc., REIT	842	1,083,211
Hulic, Inc., REIT	6,528	11,990,389
Ichigo Office Investment, REIT	6,071	6,316,647
Japan Real Estate Investment Corp., REIT	726	4,867,977
Kenedix Office Investment Corp., REIT	1,278	10,093,984
Mitsui Fudosan Co., Ltd.	785,400	19,459,760
Nippon Building Fund, Inc., REIT	670	5,143,121
Sumitomo Realty & Development Co., Ltd.	387,200	14,728,819
Tokyu Fudosan Holdings Corp. (B)	1,142,700	7,281,575

		119,507,541

Luxembourg - 1.1%
Aroundtown SA	1,379,616	11,283,862

Netherlands - 0.5%
InterXion Holding NV (A)	66,875	5,447,638

	Shares	Value
COMMON STOCKS (continued)
New Zealand - 0.4%
Goodman Property Trust, REIT	2,624,950	$ 3,640,892

Norway - 1.1%
Entra ASA (C)	704,066	11,035,796

Singapore - 2.6%
Ascendas, REIT	3,662,800	8,268,231
Cromwell European Real Estate Investment Trust	4,444,600	2,446,419
Keppel DC, REIT	2,253,300	3,113,847
Lendlease Global Commercial, REIT (A) (D)	19,035,518	12,119,709

		25,948,206

Spain - 1.4%
Aedas Homes SAU (A) (C)	241,355	5,537,517
Inmobiliaria Colonial Socimi SA, REIT	657,178	7,929,346

		13,466,863

Sweden - 1.6%
Castellum AB	413,395	8,852,420
Kungsleden AB	743,217	6,749,620

		15,602,040

Thailand - 0.5%
Asset World Corp. PCL (A) (E)	24,791,064	4,863,377

United Kingdom - 3.9%
Assura PLC, REIT	6,199,223	5,434,665
Derwent London PLC, REIT	126,599	5,245,733
Grainger PLC	1,911,186	5,780,749
Land Securities Group PLC, REIT (B)	483,184	5,087,861
Segro PLC, REIT	1,056,696	10,534,400
Tritax Big Box PLC, REIT	3,347,999	6,158,330

		38,241,738

United States - 52.4%
Alexandria Real Estate Equities, Inc., REIT	157,414	24,248,053
American Homes 4 Rent Trust, Class A, REIT	531,764	13,767,370
AvalonBay Communities, Inc., REIT	143,289	30,854,420
Boston Properties, Inc., REIT	161,846	20,984,952
CareTrust, Inc., REIT	579,423	13,619,338
Digital Realty Trust, Inc., REIT	77,763	10,094,415
Douglas Emmett, Inc., REIT	120,219	5,148,980
EPR Properties, REIT	147,513	11,337,849
Equinix, Inc., REIT	57,293	33,046,602
Equity Residential, REIT	215,045	18,549,782
Extra Space Storage, Inc., REIT	164,272	19,190,255
Federal Realty Investment Trust, REIT	86,739	11,808,648
Healthcare Trust of America, Inc., Class A, REIT	223,887	6,577,800
Highwoods Properties, Inc., REIT	262,039	11,776,033
Host Hotels & Resorts, Inc., REIT	1,230,052	21,267,599
Hudson Pacific Properties, Inc., REIT	225,811	7,555,636
Invitation Homes, Inc., REIT	223,461	6,616,680
Plymouth Industrial, Inc., REIT	135,149	2,475,930
Prologis, Inc., REIT	419,574	35,756,096
Regency Centers Corp., REIT	230,356	16,007,438
Rexford Industrial Realty, Inc., REIT	411,992	18,135,888
Simon Property Group, Inc., REIT	197,651	30,764,378
Spirit Realty Capital, Inc., REIT	505,240	24,180,786
STAG Industrial, Inc., REIT	395,556	11,660,991
Sun Communities, Inc., REIT	134,305	19,937,577
Sunstone Hotel Investors, Inc., REIT	331,696	4,557,503

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
UDR, Inc., REIT	414,827	$ 20,110,813
Ventas, Inc., REIT	461,345	33,692,025
VEREIT, Inc.	1,098,602	10,744,328
VICI Properties, Inc., REIT	730,821	16,553,096
Welltower, Inc., REIT	25,306	2,293,989

		513,315,250

Total Common Stocks (Cost $886,456,570)		956,928,842

RIGHT - 0.0% (F)
Singapore - 0.0% (F)
Keppel DC, REIT, (A) Exercise Price SGD 1.71, Expiration Date 10/07/2019	236,597	34,236

Total Right (Cost $0)		34,236

OTHER INVESTMENT COMPANY - 2.5%
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (G)	24,201,615	24,201,615

Total Other Investment Company (Cost $24,201,615)		24,201,615

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
Fixed Income Clearing Corp., 1.05% (G), dated 09/30/2019, to be repurchased at $35,987,106 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $36,708,706.	$ 35,986,056	35,986,056

Total Repurchase Agreement (Cost $35,986,056)		35,986,056

Total Investments (Cost $946,644,241)		1,017,150,749
Net Other Assets (Liabilities) - (3.8)%		(37,021,647)

Net Assets - 100.0%		$ 980,129,102

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements

Reference Entity	Counterparty	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference
Equity Securities Long (H)	GSI	10/21/2019	USD	2,287,146	0.2%	$2,340,416	$53,270

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/15/2019	USD	1,023,844	EUR	908,000	$32,970	$—
BNP	10/15/2019	USD	1,619,508	HKD	12,701,000	—	(1,420)
BNP	10/15/2019	USD	1,259	NOK	11,000	50	—
BNP	10/15/2019	USD	1,519,115	SEK	14,642,000	30,160	—
BNP	10/15/2019	USD	1,072,233	SGD	1,489,000	—	(5,258)
BNP	10/15/2019	EUR	626,000	USD	701,611	—	(18,476)
BNP	10/15/2019	CHF	1,103,000	USD	1,126,115	—	(19,419)
BNP	10/15/2019	GBP	340,000	USD	420,458	—	(2,137)
BNP	10/15/2019	CAD	415,000	USD	315,268	—	(1,945)
BOA	10/15/2019	USD	2,433,909	EUR	2,190,000	44,027	—
BOA	10/15/2019	USD	821,298	JPY	87,874,000	7,724	—
BOA	10/15/2019	USD	8,331,404	NOK	71,096,000	514,317	—
BOA	10/15/2019	CAD	612,000	USD	461,714	476	(134)
BOA	10/15/2019	AUD	5,402,000	USD	3,722,484	—	(74,306)
BOA	10/15/2019	JPY	1,539,814,000	USD	14,326,735	—	(70,493)
BOA	10/15/2019	GBP	3,540,000	USD	4,457,848	—	(102,381)
BOA	10/15/2019	SEK	847,000	USD	90,832	—	(4,700)
BOA	10/15/2019	ILS	22,941,000	USD	6,498,383	106,489	—
CITI	10/15/2019	USD	3,424,270	AUD	5,039,000	21,238	—
CITI	10/15/2019	USD	625,925	CAD	831,000	—	(1,475)
CITI	10/15/2019	USD	1,707,615	GBP	1,406,000	—	(22,268)
CITI	10/15/2019	USD	3,110,894	JPY	333,326,000	27,995	(3,173)
CITI	10/15/2019	USD	1,297,023	NOK	11,642,000	16,972	—
CITI	10/15/2019	USD	466,926	SEK	4,481,000	11,250	—
CITI	10/15/2019	EUR	1,634,000	USD	1,808,532	—	(25,396)
CITI	10/15/2019	SGD	2,968,000	USD	2,152,515	252	(5,022)
CITI	10/15/2019	GBP	326,000	USD	402,991	—	(1,894)
CITI	10/15/2019	HKD	2,837,000	USD	361,950	114	—
GSI	10/15/2019	USD	1,668,305	EUR	1,488,000	44,495	—
GSI	10/15/2019	USD	270,498	GBP	221,000	—	(1,411)
GSI	10/15/2019	USD	1,402,563	HKD	11,001,000	—	(1,407)
GSI	10/15/2019	USD	3,447,561	JPY	370,229,000	19,826	—
GSI	10/15/2019	USD	163,335	NOK	1,450,000	3,906	—
GSI	10/15/2019	JPY	981,530,000	USD	9,165,636	496	(78,717)
GSI	10/15/2019	HKD	2,605,000	USD	332,189	267	—
GSI	10/15/2019	AUD	2,174,000	USD	1,500,648	—	(32,462)
GSI	10/15/2019	EUR	960,000	USD	1,076,463	—	(28,843)
HSBC	10/15/2019	USD	735,332	EUR	652,000	23,823	—
HSBC	10/15/2019	USD	586,491	GBP	474,000	3,301	—
HSBC	10/15/2019	USD	5,159,375	HKD	40,415,000	4,921	(3,393)
HSBC	10/15/2019	USD	195,018	NOK	1,706,000	7,442	—
HSBC	10/15/2019	USD	452,555	SGD	628,000	—	(1,887)
HSBC	10/15/2019	AUD	346,000	USD	236,924	—	(3,256)
HSBC	10/15/2019	SGD	753,000	USD	547,763	—	(2,866)
HSBC	10/15/2019	JPY	531,906,000	USD	4,982,483	180	(58,054)
HSBC	10/15/2019	HKD	71,739,000	USD	9,152,340	3,142	—
HSBC	10/15/2019	SEK	22,414,000	USD	2,375,615	—	(96,321)
HSBC	10/15/2019	CHF	8,429,000	USD	8,615,654	—	(158,414)
HSBC	10/15/2019	ZAR	5,176,000	USD	365,458	—	(24,412)
HSBC	10/15/2019	GBP	39,000	USD	48,492	—	(508)
JPM	10/15/2019	USD	4,027,901	AUD	5,926,000	29,069	(3,224)
JPM	10/15/2019	USD	16,596,112	EUR	14,814,000	430,034	—

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	10/15/2019	USD	3,833,546	GBP	3,095,000	$29,511	$(3,922)
JPM	10/15/2019	USD	7,897,974	JPY	844,671,000	77,657	—
JPM	10/15/2019	USD	839,493	NOK	7,403,000	25,524	—
JPM	10/15/2019	USD	860,297	SEK	8,013,000	45,450	—
JPM	10/15/2019	GBP	1,178,000	USD	1,441,723	8,898	(1,259)
JPM	10/15/2019	EUR	4,987,000	USD	5,562,631	—	(120,466)
JPM	10/15/2019	AUD	1,971,000	USD	1,336,912	1,775	(7,595)
JPM	10/15/2019	JPY	860,323,000	USD	8,067,801	—	(102,570)
JPM	10/15/2019	SGD	4,508,000	USD	3,250,572	11,570	—
JPM	10/15/2019	NOK	6,802,000	USD	778,408	—	(30,520)
JPM	10/15/2019	CAD	664,000	USD	505,350	18	(4,051)
JPM	10/15/2019	SEK	1,578,000	USD	161,040	—	(573)
JPM	10/15/2019	NZD	1,182,000	USD	789,353	—	(48,918)
SSB	10/15/2019	USD	14,276,374	AUD	20,835,000	205,692	—
SSB	10/15/2019	USD	284,343	CAD	370,000	4,995	—
SSB	10/15/2019	USD	7,611,840	EUR	6,763,000	231,580	—
SSB	10/15/2019	USD	2,443,408	GBP	1,966,000	26,545	(2,021)
SSB	10/15/2019	USD	20,281,297	JPY	2,186,650,000	41,203	(4,826)
SSB	10/15/2019	USD	123,689	NOK	1,075,000	5,492	—
SSB	10/15/2019	USD	339,407	SEK	3,158,000	18,267	—
SSB	10/15/2019	USD	2,821,440	SGD	3,882,000	12,293	—
SSB	10/15/2019	SGD	25,351,000	USD	18,494,301	29,245	(178,698)
SSB	10/15/2019	AUD	12,098,000	USD	8,187,966	5,945	(23,663)
SSB	10/15/2019	GBP	1,885,000	USD	2,347,252	848	(28,876)
SSB	10/15/2019	JPY	1,848,839,000	USD	17,357,933	—	(240,608)
SSB	10/15/2019	CAD	65,000	USD	49,338	30	(293)
SSB	10/15/2019	EUR	7,528,000	USD	8,321,857	—	(106,774)
SSB	10/15/2019	HKD	34,196,000	USD	4,372,538	221	(8,594)
SSB	10/15/2019	SEK	1,998,000	USD	214,033	—	(10,855)
UBS	10/15/2019	USD	7,742	AUD	11,000	313	—
UBS	10/15/2019	USD	1,619,291	EUR	1,455,000	31,493	—
UBS	10/15/2019	USD	1,409,693	GBP	1,166,000	—	(24,904)
UBS	10/15/2019	USD	7,450,379	HKD	58,398,000	—	(2,496)
UBS	10/15/2019	USD	1,312,069	NZD	2,095,000	—	(291)
UBS	10/15/2019	SGD	2,795,000	USD	2,015,661	7,587	(690)
UBS	10/15/2019	JPY	512,209,000	USD	4,819,456	—	(77,212)
UBS	10/15/2019	EUR	1,577,000	USD	1,730,294	—	(9,360)
UBS	10/15/2019	AUD	2,624,000	USD	1,806,070	—	(33,982)
UBS	10/15/2019	HKD	2,072,000	USD	264,817	—	(383)
UBS	10/15/2019	CAD	12,000	USD	9,216	—	(156)

Total						$2,207,088	$(1,929,628)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	71.3%	$ 725,424,061
Real Estate Management & Development	21.1	214,700,929
IT Services	1.5	15,515,104
Capital Markets	0.2	1,322,984

Investments	94.1	956,963,078
Short-Term Investments	5.9	60,187,671

Total Investments	100.0%	$ 1,017,150,749

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$534,472,285	$422,456,557	$—	$956,928,842
Right	—	34,236	—	34,236
Other Investment Company	24,201,615	—	—	24,201,615
Repurchase Agreement	—	35,986,056	—	35,986,056

Total Investments	$558,673,900	$458,476,849	$—	$1,017,150,749

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements - CFD	$—	$2,340,416	$—	$2,340,416
Forward Foreign Currency Contracts (J)	—	2,207,088	—	2,207,088

Total Other Financial Instruments	$—	$4,547,504	$—	$4,547,504

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$(1,929,628)	$—	$(1,929,628)

Total Other Financial Instruments	$—	$(1,929,628)	$—	$(1,929,628)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $23,024,145. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the total value of 144A securities is $21,680,542, representing 2.2% of the Portfolio’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2019, the value of the security is $12,119,709, representing 1.2% of the Portfolio’s net assets.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rates disclosed reflect the yields at September 30, 2019.
(H)	The Portfolio receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, with an average spread of 20 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest is the 3-Month USD-LIBOR.
(I)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

J-REIT	Japan-Real Estate Investment Trust
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica BlackRock Smart Beta 40 VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCK - 0.0%
Banks - 0.0%
Banco Espirito Santo SA (A) (B) (C) (D)	8,203	$ 0

Total Common Stock (Cost $9,697)		0

EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 9.7%
iShares Edge MSCI Min Vol EAFE ETF (E)	354,802	25,999,890
iShares Edge MSCI Min Vol Emerging Markets ETF	121,941	6,961,612

		32,961,502

U.S. Equity Funds - 30.4%
iShares Edge MSCI Min Vol USA ETF (E)	351,739	22,546,470
iShares Edge MSCI USA Momentum Factor ETF (E)	187,373	22,344,230
iShares Edge MSCI USA Quality Factor ETF (E)	237,468	21,942,043
iShares Edge MSCI USA Size Factor ETF	157,599	14,306,837
iShares Edge MSCI USA Value Factor ETF (E)	264,962	21,737,483

		102,877,063

U.S. Fixed Income Funds - 59.8%
iShares Broad USD Investment Grade Corporate Bond ETF (E)	590,993	34,443,072
iShares Core U.S. Aggregate Bond ETF	1,480,400	167,536,868

		201,979,940

Total Exchange-Traded Funds (Cost $310,772,789)		337,818,505

	Shares	Value
OTHER INVESTMENT COMPANY - 12.9%
Securities Lending Collateral - 12.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (F)	43,480,360	$ 43,480,360

Total Other Investment Company (Cost $43,480,360)		43,480,360

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 1.05% (F), dated 09/30/2019, to be repurchased at $379,512 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $390,834.	$ 379,501	379,501

Total Repurchase Agreement (Cost $379,501)		379,501

Total Investments (Cost $354,642,347)		381,678,366
Net Other Assets (Liabilities) - (12.9)%		(43,754,581)

Net Assets - 100.0%		$ 337,923,785

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stock	$—	$—	$0	$0
Exchange-Traded Funds	337,818,505	—	—	337,818,505
Other Investment Company	43,480,360	—	—	43,480,360
Repurchase Agreement	—	379,501	—	379,501

Total Investments	$381,298,865	$379,501	$0	$381,678,366

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is Level 3 of the fair value hierarchy.
(B)	Security deemed worthless.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2019, the value of the security is $0, representing 0.0% of the Portfolio’s net assets.
(D)	Non-income producing security.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $42,596,269. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rates disclosed reflect the yields at September 30, 2019.
(G)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Level 3 securities were not considered significant to the Portfolio.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Smart Beta 50 VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.7%
International Equity Funds - 12.4%
iShares Edge MSCI Min Vol EAFE ETF	351,749	$ 25,776,167
iShares Edge MSCI Min Vol Emerging Markets ETF	126,479	7,220,686

		32,996,853

U.S. Equity Funds - 37.5%
iShares Edge MSCI Min Vol USA ETF	346,241	22,194,048
iShares Edge MSCI USA Momentum Factor ETF (A)	181,578	21,653,177
iShares Edge MSCI USA Quality Factor ETF (A)	234,416	21,660,038
iShares Edge MSCI USA Size Factor ETF	138,923	12,611,430
iShares Edge MSCI USA Value Factor ETF	262,849	21,564,132

		99,682,825

U.S. Fixed Income Fund - 49.8%
iShares Core U.S. Aggregate Bond ETF	1,168,025	132,185,389

Total Exchange-Traded Funds (Cost $246,930,579)		264,865,067

	Shares	Value
OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (B)	4,072,534	$ 4,072,534

Total Other Investment Company (Cost $4,072,534)		4,072,534

Total Investments (Cost $251,003,113)		268,937,601
Net Other Assets (Liabilities) - (1.2)%		(3,103,720)

Net Assets - 100.0%		$ 265,833,881

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$264,865,067	$—	$—	$264,865,067
Other Investment Company	4,072,534	—	—	4,072,534

Total Investments	$268,937,601	$—	$—	$268,937,601

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,989,156. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at September 30, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Smart Beta 75 VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.7%
International Equity Funds - 18.6%
iShares Edge MSCI Min Vol EAFE ETF	243,214	$ 17,822,722
iShares Edge MSCI Min Vol Emerging Markets ETF	86,702	4,949,817

		22,772,539

U.S. Equity Funds - 56.3%
iShares Edge MSCI Min Vol USA ETF	236,639	15,168,560
iShares Edge MSCI USA Momentum Factor ETF (A)	126,417	15,075,228
iShares Edge MSCI USA Quality Factor ETF	163,375	15,095,850
iShares Edge MSCI USA Size Factor ETF	98,768	8,966,159
iShares Edge MSCI USA Value Factor ETF	179,880	14,757,355

		69,063,152

U.S. Fixed Income Fund - 24.8%
iShares Core U.S. Aggregate Bond ETF	269,390	30,486,866

Total Exchange-Traded Funds (Cost $113,012,507)		122,322,557

	Shares	Value
OTHER INVESTMENT COMPANY - 4.7%
Securities Lending Collateral - 4.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (B)	5,795,300	$ 5,795,300

Total Other Investment Company (Cost $5,795,300)		5,795,300

Total Investments (Cost $118,807,807)		128,117,857
Net Other Assets (Liabilities) - (4.4)%		(5,420,814)

Net Assets - 100.0%		$ 122,697,043

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$122,322,557	$—	$—	$122,322,557
Other Investment Company	5,795,300	—	—	5,795,300

Total Investments	$128,117,857	$—	$—	$128,117,857

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $5,676,300. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at September 30, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 4.7%
U.S. Equity Fund - 2.2%
SPDR S&P 500 ETF Trust	102,668	$ 30,468,783

U.S. Fixed Income Funds - 2.5%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	310,036	28,396,197
SPDR Portfolio Long Term Treasury ETF	3,233	132,650
Vanguard Extended Duration Treasury ETF	1,126	159,104
Vanguard Total Bond Market ETF	79,321	6,697,072

		35,385,023

Total Exchange-Traded Funds (Cost $64,566,302)		65,853,806

INVESTMENT COMPANIES - 94.8%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	13,521	46,493

International Equity Funds - 8.7%
Transamerica Greystone International Growth VP (C)	10,204,805	77,454,469
Transamerica TS&W International Equity VP (C)	3,381,066	43,007,162

		120,461,631

U.S. Equity Funds - 33.0%
Transamerica Barrow Hanley Dividend Focused VP (C)	3,267,195	69,591,243
Transamerica JPMorgan Enhanced Index VP (C)	8,967,246	179,613,929
Transamerica JPMorgan Mid Cap Value VP (C)	1,215,227	18,714,489
Transamerica Large Cap Value (C)	3,243,337	35,968,609
Transamerica Morgan Stanley Capital Growth VP (C)	1,493,790	25,603,567
Transamerica T. Rowe Price Small Cap VP (C)	2,915,279	44,079,019
Transamerica WMC US Growth VP (C)	2,785,762	85,439,326

		459,010,182

U.S. Fixed Income Funds - 25.6%
Transamerica JPMorgan Core Bond VP (C)	22,134,327	293,279,830
Transamerica Short-Term Bond (C)	6,241,918	62,980,951

		356,260,781

U.S. Mixed Allocation Fund - 27.5%
Transamerica PIMCO Total Return VP (C)	32,451,395	381,952,919

Total Investment Companies (Cost $1,317,901,307)		1,317,732,006

Principal	Value
REPURCHASE AGREEMENT - 0.3%

Fixed Income Clearing Corp., 1.05% (F), dated 09/30/2019, to be repurchased at $3,959,348 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $4,040,711.

$ 3,959,232	$ 3,959,232

Total Repurchase Agreement (Cost $3,959,232)	3,959,232

Total Investments (Cost $1,386,426,841)	1,387,545,044
Net Other Assets (Liabilities) - 0.2%	3,012,719

Net Assets - 100.0%	$ 1,390,557,763

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$65,853,806	$—	$—	$65,853,806
Investment Companies	1,317,685,513	—	—	1,317,685,513
Repurchase Agreement	—	3,959,232	—	3,959,232

Total	$1,383,539,319	$3,959,232	$—	$1,387,498,551

Investment Companies Measured at Net Asset Value (D)				46,493

Total Investments				$1,387,545,044

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares and liquidating trusts of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2019	Shares as of September 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Barrow Hanley Dividend Focused VP	$71,221,406	$19,295,327	$(19,700,000)	$3,280,734	$(4,506,224)	$69,591,243	3,267,195	$1,692,971	$10,402,356
Transamerica Global Allocation Liquidating Trust	400,774	—	(340,741)	(339,524)	325,984	46,493	13,521	—	—
Transamerica Greystone International Growth VP	88,601,873	25,168,505	(35,100,000)	(4,042,553)	2,826,644	77,454,469	10,204,805	1,265,185	12,703,321
Transamerica Jennison Growth VP	52,831,088	11,489,729	(65,374,814)	(856,567)	1,910,564	—	—	214,471	7,575,258
Transamerica JPMorgan Core Bond VP	277,954,693	54,109,173	(55,100,000)	(424,322)	16,740,286	293,279,830	22,134,327	7,709,173	—
Transamerica JPMorgan Enhanced Index VP	187,583,281	41,348,043	(58,500,000)	6,338,025	2,844,580	179,613,929	8,967,246	2,870,537	20,477,506
Transamerica JPMorgan Mid Cap Value VP	18,260,676	3,316,354	(4,300,000)	181,213	1,256,246	18,714,489	1,215,227	292,452	1,623,901
Transamerica Large Cap Value	38,899,374	3,573,028	(10,800,000)	(2,087,957)	6,384,164	35,968,609	3,243,337	573,028	—
Transamerica Morgan Stanley Capital Growth VP	13,407,701	15,701,482	(4,400,000)	(937,786)	1,832,170	25,603,567	1,493,790	—	1,001,482
Transamerica PIMCO Total Return VP	373,798,456	84,379,231	(99,200,000)	(511,047)	23,486,279	381,952,919	32,451,395	9,479,231	—
Transamerica Short-Term Bond	1,460,661	82,084,667	(21,204,132)	162,129	477,626	62,980,951	6,241,918	680,535	—
Transamerica T. Rowe Price Small Cap VP	45,625,735	6,892,893	(12,800,000)	(1,918,571)	6,278,962	44,079,019	2,915,279	—	4,592,893
Transamerica TS&W International Equity VP	49,196,451	8,497,457	(17,900,000)	(1,817,484)	5,030,738	43,007,162	3,381,066	616,480	680,977
Transamerica WMC US Growth VP	52,228,462	41,705,225	(15,600,000)	(836,592)	7,942,231	85,439,326	2,785,762	595,317	3,809,908

Total	$1,271,470,631	$397,561,114	$(420,319,687)	$(3,810,302)	$72,830,250	$1,317,732,006	98,314,868	$25,989,380	$62,867,602

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Restricted security. At September 30, 2019, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$139,107	$46,493	0.0	%(A)

(F)	Rate disclosed reflects the yield at September 30, 2019.
(G)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Greystone International Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Australia - 1.2%
Northern Star Resources, Ltd.	723,193	$ 5,388,836

Austria - 1.0%
Erste Group Bank AG (A)	141,300	4,672,663

China - 8.0%
ANTA Sports Products, Ltd.	1,437,000	11,889,897
NetEase, Inc., ADR	20,028	5,331,053
Ping An Insurance Group Co. of China, Ltd., H Shares	828,600	9,520,067
Tencent Holdings, Ltd.	229,000	9,647,703

		36,388,720

Finland - 2.0%
Neste OYJ (B)	274,800	9,096,372

France - 9.8%
Airbus SE	55,000	7,145,714
AXA SA	538,304	13,746,958
TOTAL SA (B)	222,809	11,628,908
Vinci SA	115,566	12,447,486

		44,969,066

Germany - 4.3%
Bayerische Motoren Werke AG	116,207	8,180,960
Henkel AG & Co. KGaA	61,476	5,628,486
Knorr-Bremse AG	61,328	5,764,668

		19,574,114

Ireland - 5.1%
Kingspan Group PLC	243,045	11,867,832
Smurfit Kappa Group PLC	384,146	11,430,512

		23,298,344

Israel - 1.9%
Nice, Ltd., ADR (A) (B)	60,743	8,734,843

Italy - 3.4%
Enel SpA	2,074,100	15,487,823

Japan - 21.8%
Asahi Group Holdings, Ltd.	271,500	13,433,757
Haseko Corp. (B)	818,000	9,517,170
Isuzu Motors, Ltd. (B)	465,300	5,123,141
Koito Manufacturing Co., Ltd.	158,700	7,749,697
Minebea Mitsumi, Inc.	575,100	9,100,542
Nidec Corp. (B)	40,500	5,438,705
Nippon Telegraph & Telephone Corp.	193,900	9,246,228
Nitori Holdings Co., Ltd.	52,200	7,632,666
Open House Co., Ltd. (B)	291,400	6,937,005
SoftBank Group Corp.	205,500	8,058,451
Sumitomo Mitsui Financial Group, Inc. (B)	135,500	4,630,497
Sushiro Global Holdings, Ltd.	83,200	5,594,118
Takeda Pharmaceutical Co., Ltd.	214,836	7,331,744

		99,793,721

Luxembourg - 2.3%
Aroundtown SA	1,312,804	10,737,407

Netherlands - 2.4%
Euronext NV (C)	135,692	11,099,710

	Shares	Value
COMMON STOCKS (continued)
New Zealand - 0.9%
a2 Milk Co., Ltd. (A) (B)	516,900	$ 4,242,402

Norway - 5.0%
DNB ASA	711,616	12,534,717
Equinor ASA	544,238	10,352,166

		22,886,883

Republic of Korea - 1.8%
Samsung Electronics Co., Ltd.	199,900	8,197,212

Spain - 1.8%
Banco Santander SA (B)	2,045,231	8,329,407

Sweden - 1.9%
Epiroc AB, Class B	838,823	8,665,976

Switzerland - 5.9%
Roche Holding AG	57,617	16,767,555
Swiss Life Holding AG	21,522	10,288,208

		27,055,763

Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	184,030	8,553,714

United Kingdom - 14.5%
Ashtead Group PLC	366,090	10,190,848
Beazley PLC	1,318,527	10,083,828
British American Tobacco PLC	234,799	8,682,562
Compass Group PLC	538,712	13,863,469
GlaxoSmithKline PLC	725,611	15,564,879
Rio Tinto PLC, ADR	148,754	7,748,596

		66,134,182

Total Common Stocks (Cost $458,508,918)		443,307,158

OTHER INVESTMENT COMPANY - 7.6%
Securities Lending Collateral - 7.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (D)	34,562,240	34,562,240

Total Other Investment Company (Cost $34,562,240)		34,562,240

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp., 1.05% (D), dated 09/30/2019, to be repurchased at $7,662,319 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $7,816,679.	$ 7,662,096	7,662,096

Total Repurchase Agreement (Cost $7,662,096)		7,662,096

Total Investments (Cost $500,733,254)		485,531,494
Net Other Assets (Liabilities) - (6.2)%		(28,304,285)

Net Assets - 100.0%		$ 457,227,209

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Greystone International Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Insurance	9.0%	$ 43,639,061
Pharmaceuticals	8.2	39,664,178
Oil, Gas & Consumable Fuels	6.4	31,077,446
Banks	6.2	30,167,284
Machinery	4.8	23,531,186
Hotels, Restaurants & Leisure	4.0	19,457,587
Real Estate Management & Development	3.6	17,674,412
Electric Utilities	3.2	15,487,823
Beverages	2.8	13,433,757
Automobiles	2.7	13,304,101
Metals & Mining	2.7	13,137,432
Construction & Engineering	2.6	12,447,486
Textiles, Apparel & Luxury Goods	2.4	11,889,897
Building Products	2.4	11,867,832
Containers & Packaging	2.3	11,430,512
Capital Markets	2.3	11,099,710
Trading Companies & Distributors	2.1	10,190,848
Interactive Media & Services	2.0	9,647,703
Household Durables	2.0	9,517,170
Diversified Telecommunication Services	1.9	9,246,228
Software	1.8	8,734,843
Tobacco	1.8	8,682,562
Semiconductors & Semiconductor Equipment	1.8	8,553,714
Technology Hardware, Storage & Peripherals	1.7	8,197,212
Wireless Telecommunication Services	1.7	8,058,451
Auto Components	1.6	7,749,697
Specialty Retail	1.6	7,632,666
Aerospace & Defense	1.5	7,145,714
Household Products	1.1	5,628,486
Electrical Equipment	1.1	5,438,705
Entertainment	1.1	5,331,053
Food Products	0.9	4,242,402

Investments	91.3	443,307,158
Short-Term Investments	8.7	42,224,336

Total Investments	100.0%	$ 485,531,494

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Greystone International Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$30,368,206	$412,938,952	$—	$443,307,158
Other Investment Company	34,562,240	—	—	34,562,240
Repurchase Agreement	—	7,662,096	—	7,662,096

Total Investments	$64,930,446	$420,601,048	$—	$485,531,494

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $32,886,603. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the value of the 144A security is $11,099,710, representing 2.4% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2019.

(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Australia - 6.9%
AGL Energy, Ltd.	1,618	$ 20,924
Alumina, Ltd.	5,098	8,155
AMP, Ltd.	7,267	8,951
APA Group	2,745	21,232
Aristocrat Leisure, Ltd.	1,377	28,440
ASX, Ltd.	502	27,469
Aurizon Holdings, Ltd.	5,224	20,803
AusNet Services	4,713	5,774
Australia & New Zealand Banking Group, Ltd.	7,076	136,210
Bank of Queensland, Ltd.	1,335	8,938
Bendigo & Adelaide Bank, Ltd.	1,388	10,764
BHP Group PLC	5,321	113,341
BHP Group, Ltd.	7,343	181,990
BlueScope Steel, Ltd.	1,152	9,338
Boral, Ltd.	2,982	9,721
Brambles, Ltd.	3,866	29,747
Caltex Australia, Ltd.	714	12,684
Challenger, Ltd.	1,510	7,511
CIMIC Group, Ltd.	291	6,177
Coca-Cola Amatil, Ltd.	1,220	8,770
Cochlear, Ltd.	156	21,917
Coles Group, Ltd.	2,774	28,834
Commonwealth Bank of Australia	4,413	240,757
Computershare, Ltd.	1,282	13,974
Crown Resorts, Ltd.	1,099	8,938
CSL, Ltd.	1,136	179,180
Dexus, REIT	2,715	21,862
Flight Centre Travel Group, Ltd.	90	2,891
Fortescue Metals Group, Ltd.	3,272	19,434
Goodman Group, REIT	4,238	40,561
GPT Group, REIT	5,151	21,416
Harvey Norman Holdings, Ltd.	895	2,736
Incitec Pivot, Ltd.	4,596	10,516
Insurance Australia Group, Ltd.	5,736	30,585
LendLease Group	1,555	18,430
Macquarie Group, Ltd.	797	70,513
Magellan Financial Group, Ltd.	301	10,451
Medibank Pvt, Ltd.	7,594	17,427
Mirvac Group, REIT	8,697	17,962
National Australia Bank, Ltd.	7,000	140,322
Newcrest Mining, Ltd.	1,923	45,103
Oil Search, Ltd.	3,375	16,675
Orica, Ltd.	958	14,574
Origin Energy, Ltd.	4,701	25,288
QBE Insurance Group, Ltd.	3,531	29,934
Ramsay Health Care, Ltd.	345	15,105
REA Group, Ltd.	155	11,322
Santos, Ltd.	4,742	24,741
Scentre Group, REIT	13,697	36,332
SEEK, Ltd.	866	12,549
Sonic Healthcare, Ltd.	1,157	21,905
South32, Ltd.	13,394	23,686
Stockland, REIT	5,761	17,692
Suncorp Group, Ltd. (A)	3,247	29,915
Sydney Airport	2,829	15,333
Tabcorp Holdings, Ltd.	4,827	15,801
Telstra Corp., Ltd.	10,802	25,591
TPG Telecom, Ltd.	570	2,670
Transurban Group	6,543	64,874
Treasury Wine Estates, Ltd.	1,637	20,518

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Vicinity Centres, REIT	6,972	$ 12,094
Washington H Soul Pattinson & Co., Ltd.	164	2,328
Wesfarmers, Ltd.	2,825	75,888
Westpac Banking Corp.	8,602	172,087
Woodside Petroleum, Ltd.	2,401	52,474
Woolworths Group, Ltd.	3,132	78,808
WorleyParsons, Ltd.	906	7,956

		2,466,888

Austria - 0.2%
Andritz AG	176	7,194
Erste Group Bank AG (A)	812	26,852
OMV AG	386	20,716
Raiffeisen Bank International AG	444	10,303
Verbund AG	182	9,958
voestalpine AG	276	6,342

		81,365

Belgium - 1.0%
Ageas	469	26,009
Anheuser-Busch InBev SA	1,912	182,182
Colruyt SA	145	7,946
Groupe Bruxelles Lambert SA	182	17,476
KBC Group NV	600	38,990
Proximus SADP	426	12,653
Solvay SA	179	18,535
Telenet Group Holding NV	131	6,183
UCB SA	334	24,245
Umicore SA	490	18,495

		352,714

Chile - 0.0% (B)
Antofagasta PLC	1,158	12,800

China - 0.1%
BeiGene, Ltd., ADR (A)	100	12,246
Yangzijiang Shipbuilding Holdings, Ltd.	6,500	4,515

		16,761

Denmark - 1.7%
AP Moller - Maersk A/S, Class A	10	10,672
AP Moller - Maersk A/S, Class B	15	16,962
Carlsberg A/S, Class B	254	37,544
Chr Hansen Holding A/S	282	23,935
Coloplast A/S, Class B	288	34,686
Danske Bank A/S	1,712	23,838
Demant A/S (A)	247	6,327
DSV A/S	526	50,051
Genmab A/S (A)	157	31,870
H. Lundbeck A/S	186	6,169
ISS A/S	363	8,982
Novo Nordisk A/S, Class B	4,433	227,897
Novozymes A/S, B Shares	573	24,091
Orsted A/S (C)	480	44,609
Pandora A/S	296	11,879
Tryg A/S	316	9,056
Vestas Wind Systems A/S	502	38,973

		607,541

Finland - 1.1%
Elisa OYJ	374	19,281
Fortum Oyj	1,120	26,478
Kone OYJ, Class B	872	49,651
Metso OYJ	252	9,413

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Finland (continued)
Neste OYJ	1,006	$ 33,300
Nokia OYJ	14,132	71,625
Nokian Renkaat OYJ	349	9,845
Nordea Bank Abp	7,481	53,052
Nordea Bank Abp	741	5,251
Orion OYJ, Class B	271	10,108
Sampo OYJ, A Shares	1,105	43,936
Stora Enso OYJ, R Shares	1,369	16,496
UPM-Kymmene OYJ	1,364	40,319
Wartsila OYJ Abp	1,218	13,641

		402,396

France - 10.7%
Accor SA	448	18,677
Aeroports de Paris	85	15,120
Air Liquide SA	1,077	153,308
Airbus SE	1,462	189,946
Alstom SA	375	15,544
Amundi SA (C)	149	10,394
Arkema SA	169	15,753
Atos SE	228	16,074
AXA SA	4,925	125,772
BioMerieux	80	6,618
BNP Paribas SA	2,850	138,761
Bollore SA	1,924	7,973
Bouygues SA	556	22,271
Bureau Veritas SA	674	16,235
Capgemini SE	405	47,719
Carrefour SA	1,470	25,732
Casino Guichard Perrachon SA	102	4,868
Cie de Saint-Gobain	1,262	49,519
Cie Generale des Etablissements Michelin SCA	445	49,667
CNP Assurances	379	7,324
Covivio, REIT	129	13,653
Credit Agricole SA	2,843	34,520
Danone SA	1,543	135,923
Dassault Aviation SA	6	8,489
Dassault Systemes SE	325	46,316
Edenred	612	29,370
Eiffage SA	214	22,187
Electricite de France SA	1,405	15,727
Engie SA	4,564	74,519
EssilorLuxottica SA	721	103,929
Eurazeo SE	85	6,323
Eutelsat Communications SA	459	8,542
Faurecia SE	172	8,159
Gecina SA, REIT	112	17,603
Getlink SE	1,177	17,678
Hermes International	79	54,591
ICADE, REIT	67	5,992
Iliad SA	72	6,766
Imerys SA	59	2,372
Ingenico Group SA	142	13,852
Ipsen SA	94	8,924
JCDecaux SA	205	5,550
Kering SA	190	96,825
Klepierre SA, REIT	489	16,608
L’Oreal SA	633	177,245
Legrand SA	683	48,746
LVMH Moet Hennessy Louis Vuitton SE	694	275,831
Natixis SA	2,905	12,048
Orange SA	4,982	78,167
Pernod Ricard SA	525	93,501
Peugeot SA	1,406	35,063
Publicis Groupe SA	562	27,638

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Remy Cointreau SA	52	$ 6,903
Renault SA	457	26,230
Safran SA	821	129,261
Sanofi	2,825	261,909
Sartorius Stedim Biotech	70	9,797
Schneider Electric SE	1,388	121,785
SCOR SE	386	15,941
SEB SA	60	9,110
Societe BIC SA	43	2,887
Societe Generale SA	2,004	54,912
Sodexo SA	206	23,127
Suez	781	12,279
Teleperformance	150	32,519
Thales SA	276	31,737
TOTAL SA	5,988	312,527
Ubisoft Entertainment SA (A)	215	15,546
Unibail-Rodamco-Westfield, REIT, CDI	4,039	29,033
Unibail-Rodamco-Westfield, REIT	155	22,596
Valeo SA	559	18,126
Veolia Environnement SA	1,355	34,352
Vinci SA	1,281	137,975
Vivendi SA	2,226	61,093
Wendel SA	53	7,313
Worldline SA (A) (C)	225	14,199

		3,831,089

Germany - 7.7%
1&1 Drillisch AG	174	5,424
adidas AG	446	138,860
Allianz SE	1,072	249,868
Axel Springer SE (A)	125	8,583
BASF SE	2,319	162,069
Bayer AG	2,318	163,440
Bayerische Motoren Werke AG	786	55,334
Beiersdorf AG	254	29,955
Brenntag AG	405	19,600
Carl Zeiss Meditec AG	117	13,339
Commerzbank AG	2,588	15,012
Continental AG	282	36,177
Covestro AG (C)	429	21,229
Daimler AG	2,298	114,265
Delivery Hero SE (A) (C)	290	12,884
Deutsche Bank AG	4,971	37,228
Deutsche Boerse AG	476	74,398
Deutsche Lufthansa AG	483	7,676
Deutsche Post AG	2,464	82,301
Deutsche Telekom AG	8,326	139,699
Deutsche Wohnen SE	854	31,173
E.ON SE	5,706	55,470
Evonik Industries AG	415	10,245
Fraport AG Frankfurt Airport Services Worldwide	101	8,567
Fresenius Medical Care AG & Co. KGaA	571	38,400
Fresenius SE & Co. KGaA	1,022	47,782
GEA Group AG	374	10,097
Hannover Rueck SE	144	24,343
HeidelbergCement AG	349	25,228
Henkel AG & Co. KGaA	278	25,453
HOCHTIEF AG	56	6,384
HUGO BOSS AG	175	9,375
Infineon Technologies AG	3,104	55,864
KION Group AG	143	7,520
Knorr-Bremse AG	125	11,750
LANXESS AG	200	12,207
Merck KGaA	325	36,610
METRO AG	335	5,287

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
MTU Aero Engines AG	129	$ 34,279
Muenchener Rueckversicherungs-Gesellschaft AG	373	96,515
Puma SE	200	15,477
RWE AG	1,413	44,185
SAP SE	2,468	290,197
Siemens AG	1,925	206,144
Siemens Healthineers AG (C)	411	16,169
Symrise AG	313	30,417
Telefonica Deutschland Holding AG	2,306	6,429
thyssenkrupp AG	900	12,463
TUI AG	1,173	13,641
Uniper SE	504	16,530
United Internet AG	253	9,026
Volkswagen AG	100	17,189
Vonovia SE	1,239	62,863
Wirecard AG	281	44,946
Zalando SE (A) (C)	273	12,462

		2,738,028

Hong Kong - 3.3%
AIA Group, Ltd.	30,400	287,217
ASM Pacific Technology, Ltd.	700	8,547
Bank of East Asia, Ltd.	3,719	9,158
BOC Hong Kong Holdings, Ltd.	9,000	30,545
CK Asset Holdings, Ltd.	6,500	44,037
CK Hutchison Holdings, Ltd.	7,000	61,804
CK Infrastructure Holdings, Ltd.	1,500	10,095
CLP Holdings, Ltd.	4,000	42,028
Dairy Farm International Holdings, Ltd.	1,100	6,930
Galaxy Entertainment Group, Ltd.	6,000	37,320
Hang Lung Properties, Ltd.	5,000	11,355
Hang Seng Bank, Ltd.	1,800	38,812
Henderson Land Development Co., Ltd.	3,531	16,444
HK Electric Investments & HK Electric Investments, Ltd.	7,500	7,148
HKT Trust & HKT, Ltd.	10,000	15,872
Hong Kong & China Gas Co., Ltd.	24,901	48,546
Hong Kong Exchanges & Clearing, Ltd.	3,017	88,535
Hongkong Land Holdings, Ltd.	2,600	14,612
Hysan Development Co., Ltd.	2,000	8,064
Jardine Matheson Holdings, Ltd.	600	32,100
Jardine Strategic Holdings, Ltd.	500	14,940
Kerry Properties, Ltd.	1,500	4,622
Link, REIT	5,200	57,356
Melco Resorts & Entertainment, Ltd., ADR	500	9,705
MTR Corp., Ltd.	3,515	19,733
New World Development Co., Ltd.	15,114	19,631
NWS Holdings, Ltd.	4,000	6,196
PCCW, Ltd.	7,000	3,930
Power Assets Holdings, Ltd.	3,500	23,511
Shangri-La Asia, Ltd.	2,000	2,041
Sino Land Co., Ltd.	6,315	9,491
SJM Holdings, Ltd.	4,000	3,802
Sun Hung Kai Properties, Ltd.	4,350	62,605
Swire Pacific, Ltd., Class A	1,500	13,961
Swire Properties, Ltd.	3,200	10,044
Techtronic Industries Co., Ltd.	3,500	24,360
Vitasoy International Holdings, Ltd.	2,000	8,102
WH Group, Ltd. (C)	24,000	21,496
Wharf Holdings, Ltd.	3,300	7,200
Wharf Real Estate Investment Co., Ltd.	3,300	18,020
Wheelock & Co., Ltd.	2,000	11,394
Yue Yuen Industrial Holdings, Ltd.	2,500	6,842

		1,178,151

	Shares	Value
COMMON STOCKS (continued)
Ireland - 0.9%
AerCap Holdings NV (A)	300	$ 16,425
AIB Group PLC	2,144	6,366
Bank of Ireland Group PLC	2,357	9,351
CRH PLC	1,975	68,002
DCC PLC	224	19,544
Experian PLC	2,293	73,275
Flutter Entertainment PLC (A)	191	17,854
James Hardie Industries PLC, CDI	1,123	18,843
Kerry Group PLC, Class A	404	47,248
Kingspan Group PLC	391	19,092
Smurfit Kappa Group PLC	628	18,687

		314,687

Isle of Man - 0.0% (B)
GVC Holdings PLC	1,362	12,449

Israel - 0.6%
Azrieli Group, Ltd.	133	10,481
Bank Hapoalim BM (A)	3,026	23,843
Bank Leumi Le-Israel BM	3,614	25,731
Check Point Software Technologies, Ltd. (A)	350	38,325
CyberArk Software, Ltd. (A)	100	9,982
Elbit Systems, Ltd.	52	8,633
Israel Chemicals, Ltd.	1,608	8,045
Israel Discount Bank, Ltd., A Shares	2,423	10,649
Mizrahi Tefahot Bank, Ltd.	413	10,262
Nice, Ltd. (A)	154	22,196
Teva Pharmaceutical Industries, Ltd., ADR (A)	3,015	20,743
Wix.com, Ltd. (A)	100	11,674

		200,564

Italy - 2.0%
Assicurazioni Generali SpA	2,751	53,312
Atlantia SpA	1,270	30,716
Davide Campari-Milano SpA	1,363	12,316
Enel SpA	20,242	151,152
Eni SpA	6,352	97,162
Ferrari NV	311	47,982
FinecoBank Banca Fineco SpA	1,367	14,471
Intesa Sanpaolo SpA	37,530	88,991
Leonardo SpA	1,024	12,043
Mediobanca Banca di Credito Finanziario SpA	1,461	15,956
Moncler SpA	486	17,322
Pirelli & C SpA (C)	1,048	6,200
Poste Italiane SpA (C)	1,373	15,608
Prysmian SpA	680	14,601
Recordati SpA	239	10,253
Snam SpA	5,185	26,189
Telecom Italia SpA (A)	24,975	14,250
Telecom Italia SpA	16,842	9,208
Terna Rete Elettrica Nazionale SpA	3,227	20,731
UniCredit SpA	4,920	58,023

		716,486

Japan - 23.8%
ABC-Mart, Inc.	100	6,354
Acom Co., Ltd.	600	2,353
Advantest Corp.	500	22,081
Aeon Co., Ltd.	1,700	31,138
AEON Financial Service Co., Ltd.	200	3,008
Aeon Mall Co., Ltd.	200	3,154
AGC, Inc.	400	12,393

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Air Water, Inc.	400	$ 7,147
Aisin Seiki Co., Ltd.	400	12,560
Ajinomoto Co., Inc.	1,000	18,867
Alfresa Holdings Corp.	400	8,927
Alps Alpine Co., Ltd.	500	9,327
Amada Holdings Co., Ltd.	900	9,689
ANA Holdings, Inc.	300	10,083
Aozora Bank, Ltd.	300	7,497
Asahi Group Holdings, Ltd.	900	44,532
Asahi Intecc Co., Ltd.	400	10,495
Asahi Kasei Corp.	3,300	32,474
Astellas Pharma, Inc.	4,800	68,299
Bandai Namco Holdings, Inc.	500	31,121
Bank of Kyoto, Ltd.	100	3,908
Benesse Holdings, Inc.	100	2,595
Bridgestone Corp.	1,400	54,174
Brother Industries, Ltd.	500	9,045
Calbee, Inc.	300	9,323
Canon, Inc.	2,500	66,647
Casio Computer Co., Ltd.	600	9,295
Central Japan Railway Co.	400	82,201
Chiba Bank, Ltd.	1,000	5,142
Chubu Electric Power Co., Inc.	1,500	21,711
Chugai Pharmaceutical Co., Ltd.	600	46,613
Chugoku Electric Power Co., Inc.	700	8,992
Coca-Cola Bottlers Japan Holdings, Inc.	400	8,967
Concordia Financial Group, Ltd.	3,000	11,487
Credit Saison Co., Ltd.	500	6,701
CyberAgent, Inc.	300	11,514
Dai Nippon Printing Co., Ltd.	500	12,906
Dai-ichi Life Holdings, Inc.	2,800	42,184
Daicel Corp.	600	5,066
Daifuku Co., Ltd.	300	15,454
Daiichi Sankyo Co., Ltd.	1,400	88,098
Daikin Industries, Ltd.	600	78,687
Daito Trust Construction Co., Ltd.	200	25,545
Daiwa House Industry Co., Ltd.	1,400	45,396
Daiwa House Investment Corp., REIT	5	14,058
Daiwa Securities Group, Inc.	3,600	16,028
Denso Corp.	1,100	48,314
Dentsu, Inc.	500	17,595
Disco Corp.	100	18,923
East Japan Railway Co.	800	76,282
Eisai Co., Ltd.	600	30,470
Electric Power Development Co., Ltd., Class C	300	6,839
FamilyMart Co., Ltd.	600	14,611
FANUC Corp.	500	94,058
Fast Retailing Co., Ltd.	200	118,770
Fuji Electric Co., Ltd.	300	9,170
FUJIFILM Holdings Corp.	900	39,454
Fujitsu, Ltd.	500	40,023
Fukuoka Financial Group, Inc.	400	7,551
GMO Payment Gateway, Inc.	100	6,687
Hakuhodo DY Holdings, Inc.	700	10,106
Hamamatsu Photonics KK	300	11,126
Hankyu Hanshin Holdings, Inc.	500	19,260
Hikari Tsushin, Inc.	40	8,649
Hino Motors, Ltd.	500	4,116
Hirose Electric Co., Ltd.	100	12,245
Hisamitsu Pharmaceutical Co., Inc.	100	4,370
Hitachi Chemical Co., Ltd.	200	6,520
Hitachi Construction Machinery Co., Ltd.	300	7,228
Hitachi High-Technologies Corp.	200	11,542
Hitachi Metals, Ltd.	500	5,392
Hitachi, Ltd.	2,400	89,297
Honda Motor Co., Ltd.	4,200	108,705

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hoshizaki Corp.	200	$ 15,704
Hoya Corp.	1,000	81,563
Hulic Co., Ltd.	900	9,198
Idemitsu Kosan Co., Ltd.	500	14,127
IHI Corp.	300	6,515
Iida Group Holdings Co., Ltd.	500	8,129
Inpex Corp.	2,700	24,749
Isetan Mitsukoshi Holdings, Ltd.	900	7,175
Isuzu Motors, Ltd.	1,500	16,516
ITOCHU Corp.	3,400	70,154
Itochu Techno-Solutions Corp.	200	5,294
J. Front Retailing Co., Ltd.	400	4,676
Japan Airlines Co., Ltd.	300	8,912
Japan Airport Terminal Co., Ltd.	100	4,328
Japan Exchange Group, Inc.	1,400	21,999
Japan Post Bank Co., Ltd.	1,100	10,652
Japan Post Holdings Co., Ltd.	3,800	34,969
Japan Prime Realty Investment Corp., REIT	2	9,489
Japan Real Estate Investment Corp., REIT	3	20,116
Japan Retail Fund Investment Corp., REIT	7	14,800
Japan Tobacco, Inc.	3,000	65,646
JFE Holdings, Inc.	1,300	15,630
JGC Corp.	600	7,841
JSR Corp.	500	7,995
JTEKT Corp.	500	5,729
JXTG Holdings, Inc.	8,300	37,798
Kajima Corp.	1,100	14,416
Kakaku.com, Inc.	300	7,375
Kamigumi Co., Ltd.	200	4,528
Kaneka Corp.	200	6,224
Kansai Electric Power Co., Inc.	1,800	20,118
Kansai Paint Co., Ltd.	500	11,612
Kao Corp.	1,200	88,609
Kawasaki Heavy Industries, Ltd.	300	6,637
KDDI Corp.	4,500	117,572
Keihan Holdings Co., Ltd.	200	8,888
Keikyu Corp.	500	9,688
Keio Corp.	300	18,673
Keisei Electric Railway Co., Ltd.	300	12,333
Keyence Corp.	200	123,746
Kikkoman Corp.	400	19,089
Kintetsu Group Holdings Co., Ltd.	400	20,828
Kirin Holdings Co., Ltd.	2,000	42,321
Kobayashi Pharmaceutical Co., Ltd.	100	7,602
Kobe Steel, Ltd.	500	2,664
Koito Manufacturing Co., Ltd.	300	14,650
Komatsu, Ltd.	2,300	52,647
Konami Holdings Corp.	200	9,655
Konica Minolta, Inc.	1,200	8,346
Kose Corp.	100	16,879
Kubota Corp.	2,700	40,815
Kuraray Co., Ltd.	600	7,364
Kurita Water Industries, Ltd.	300	8,027
Kyocera Corp.	800	49,609
Kyowa Kirin Co., Ltd.	500	9,702
Kyushu Electric Power Co., Inc.	1,000	9,434
Kyushu Railway Co.	500	15,931
Lawson, Inc.	100	5,114
LINE Corp. (A)	100	3,575
Lion Corp.	500	9,854
LIXIL Group Corp.	600	10,543
M3, Inc.	1,100	26,471
Makita Corp.	500	15,723
Marubeni Corp.	4,300	28,542
Marui Group Co., Ltd.	500	10,553
Maruichi Steel Tube, Ltd.	100	2,639
Mazda Motor Corp.	1,600	14,198

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
McDonald’s Holdings Co. Japan, Ltd.	200	$ 9,674
Mebuki Financial Group, Inc.	1,700	4,182
Medipal Holdings Corp.	400	8,901
MEIJI Holdings Co., Ltd.	300	21,864
Mercari, Inc. (A)	200	4,966
Minebea Mitsumi, Inc.	900	14,242
MISUMI Group, Inc.	800	18,815
Mitsubishi Chemical Holdings Corp.	3,000	21,367
Mitsubishi Corp.	3,400	83,361
Mitsubishi Electric Corp.	4,600	60,943
Mitsubishi Estate Co., Ltd.	3,000	57,822
Mitsubishi Gas Chemical Co., Inc.	400	5,335
Mitsubishi Heavy Industries, Ltd.	800	31,312
Mitsubishi Materials Corp.	300	8,088
Mitsubishi Motors Corp.	1,500	6,506
Mitsubishi Tanabe Pharma Corp.	600	6,576
Mitsubishi UFJ Financial Group, Inc.	31,500	159,765
Mitsubishi UFJ Lease & Finance Co., Ltd.	800	4,617
Mitsui & Co., Ltd.	4,100	67,041
Mitsui Chemicals, Inc.	500	11,172
Mitsui Fudosan Co., Ltd.	2,200	54,509
Mitsui O.S.K. Lines, Ltd.	300	7,575
Mizuho Financial Group, Inc.	60,200	92,200
MonotaRO Co., Ltd.	400	10,455
MS&AD Insurance Group Holdings, Inc.	1,200	38,844
Murata Manufacturing Co., Ltd.	1,400	67,135
Nabtesco Corp.	200	6,187
Nagoya Railroad Co., Ltd.	400	11,949
NEC Corp.	600	25,304
Nexon Co., Ltd. (A)	1,100	13,337
NGK Insulators, Ltd.	700	9,963
NGK Spark Plug Co., Ltd.	300	5,710
NH Foods, Ltd.	200	8,037
Nidec Corp.	550	73,859
Nikon Corp.	900	11,220
Nintendo Co., Ltd.	300	111,038
Nippon Building Fund, Inc., REIT	4	30,705
Nippon Electric Glass Co., Ltd.	100	2,223
Nippon Express Co., Ltd.	200	10,192
Nippon Paint Holdings Co., Ltd.	400	20,754
Nippon Prologis, Inc., REIT	6	16,431
Nippon Steel Corp.	2,100	29,240
Nippon Telegraph & Telephone Corp.	1,600	76,297
Nippon Yusen KK	500	8,347
Nissan Chemical Corp.	300	12,472
Nissan Motor Co., Ltd.	5,600	34,913
Nisshin Seifun Group, Inc.	400	7,391
Nissin Foods Holdings Co., Ltd.	200	14,428
Nitori Holdings Co., Ltd.	200	29,244
Nitto Denko Corp.	400	19,252
Nomura Holdings, Inc.	8,700	36,844
Nomura Real Estate Holdings, Inc.	200	4,317
Nomura Real Estate Master Fund, Inc., REIT	9	16,248
Nomura Research Institute, Ltd.	900	17,904
NSK, Ltd.	600	5,050
NTT Data Corp.	1,500	19,339
NTT DOCOMO, Inc.	3,400	86,568
Obayashi Corp.	1,600	15,922
OBIC Co., Ltd.	200	22,788
Odakyu Electric Railway Co., Ltd.	700	16,755
OJI Holdings Corp.	2,300	10,721
Olympus Corp.	2,800	37,704
Omron Corp.	500	27,329
Ono Pharmaceutical Co., Ltd.	900	16,289
Oracle Corp.	100	8,666
Oriental Land Co., Ltd.	500	76,023

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
ORIX Corp.	3,400	$ 50,658
Osaka Gas Co., Ltd.	900	17,205
Otsuka Corp.	200	7,963
Otsuka Holdings Co., Ltd.	1,000	37,364
Pan Pacific International Holdings Corp.	1,200	20,032
Panasonic Corp.	5,600	45,349
Park24 Co., Ltd.	200	4,639
PeptiDream, Inc. (A)	200	9,489
Persol Holdings Co., Ltd.	400	7,554
Pigeon Corp.	300	12,361
Pola Orbis Holdings, Inc.	300	6,712
Rakuten, Inc.	2,100	20,684
Recruit Holdings Co., Ltd.	3,400	103,329
Renesas Electronics Corp. (A)	1,800	11,686
Resona Holdings, Inc.	5,600	23,980
Ricoh Co., Ltd.	1,600	14,398
Rinnai Corp.	100	6,714
Rohm Co., Ltd.	200	15,260
Ryohin Keikaku Co., Ltd.	650	12,131
Sankyo Co., Ltd.	100	3,436
Santen Pharmaceutical Co., Ltd.	900	15,632
SBI Holdings, Inc.	500	10,687
Secom Co., Ltd.	500	45,586
Sega Sammy Holdings, Inc.	300	4,195
Seibu Holdings, Inc.	500	8,708
Seiko Epson Corp.	600	8,435
Sekisui Chemical Co., Ltd.	900	13,926
Sekisui House, Ltd.	1,600	31,445
Seven & i Holdings Co., Ltd.	1,900	72,609
Seven Bank, Ltd.	1,300	3,559
SG Holdings Co., Ltd.	400	9,785
Sharp Corp.	700	7,736
Shimadzu Corp.	600	15,138
Shimamura Co., Ltd.	100	7,917
Shimano, Inc.	200	30,113
Shimizu Corp.	1,400	12,663
Shin-Etsu Chemical Co., Ltd.	900	96,222
Shinsei Bank, Ltd.	500	7,279
Shionogi & Co., Ltd.	700	38,837
Shiseido Co., Ltd.	1,000	79,806
Shizuoka Bank, Ltd.	1,000	7,445
Showa Denko KK	400	10,451
SMC Corp.	100	42,636
Softbank Corp.	4,100	55,514
SoftBank Group Corp.	4,100	160,777
Sohgo Security Services Co., Ltd.	200	10,469
Sompo Holdings, Inc.	800	33,421
Sony Corp.	3,200	187,842
Sony Financial Holdings, Inc.	400	8,664
Stanley Electric Co., Ltd.	300	7,924
Subaru Corp.	1,600	44,985
Sumco Corp.	500	6,705
Sumitomo Chemical Co., Ltd.	4,400	19,736
Sumitomo Corp.	3,000	46,835
Sumitomo Dainippon Pharma Co., Ltd.	400	6,566
Sumitomo Electric Industries, Ltd.	1,900	24,092
Sumitomo Heavy Industries, Ltd.	300	8,879
Sumitomo Metal Mining Co., Ltd.	500	15,477
Sumitomo Mitsui Financial Group, Inc.	3,300	112,772
Sumitomo Mitsui Trust Holdings, Inc.	800	28,826
Sumitomo Realty & Development Co., Ltd.	800	30,431
Sumitomo Rubber Industries, Ltd.	600	7,114
Sundrug Co., Ltd.	200	6,289
Suntory Beverage & Food, Ltd.	300	12,818
Suzuken Co., Ltd.	200	10,728
Suzuki Motor Corp.	900	38,181
Sysmex Corp.	400	26,754

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
T&D Holdings, Inc.	1,300	$ 13,766
Taiheiyo Cement Corp.	300	8,021
Taisei Corp.	500	19,353
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,260
Taiyo Nippon Sanso Corp.	300	6,057
Takeda Pharmaceutical Co., Ltd.	3,700	126,271
TDK Corp.	300	26,830
Teijin, Ltd.	400	7,680
Terumo Corp.	1,600	51,496
THK Co., Ltd.	300	7,860
Tobu Railway Co., Ltd.	400	12,948
Toho Co., Ltd.	300	13,138
Toho Gas Co., Ltd.	200	7,639
Tohoku Electric Power Co., Inc.	1,100	10,723
Tokio Marine Holdings, Inc.	1,600	85,516
Tokyo Century Corp.	100	4,620
Tokyo Electric Power Co. Holdings, Inc. (A)	3,800	18,591
Tokyo Electron, Ltd.	400	76,079
Tokyo Gas Co., Ltd.	1,000	25,198
Tokyu Corp.	1,300	24,383
Tokyu Fudosan Holdings Corp.	1,500	9,558
Toppan Printing Co., Ltd.	800	14,147
Toray Industries, Inc.	3,300	24,480
Toshiba Corp.	1,400	42,728
Tosoh Corp.	500	6,603
TOTO, Ltd.	300	11,223
Toyo Seikan Group Holdings, Ltd.	300	4,650
Toyo Suisan Kaisha, Ltd.	200	8,009
Toyoda Gosei Co., Ltd.	100	2,000
Toyota Industries Corp.	400	22,936
Toyota Motor Corp.	5,800	387,078
Toyota Tsusho Corp.	500	16,116
Trend Micro, Inc.	300	14,261
Tsuruha Holdings, Inc.	100	10,886
Unicharm Corp.	1,000	31,630
United Urban Investment Corp., REIT	7	13,401
USS Co., Ltd.	400	7,758
Welcia Holdings Co., Ltd.	100	5,031
West Japan Railway Co.	400	33,779
Yahoo Japan Corp.	7,000	19,681
Yakult Honsha Co., Ltd.	300	16,758
Yamada Denki Co., Ltd.	1,900	9,190
Yamaha Corp.	400	17,942
Yamaha Motor Co., Ltd.	600	10,865
Yamato Holdings Co., Ltd.	700	10,527
Yamazaki Baking Co., Ltd.	200	3,566
Yaskawa Electric Corp.	600	22,002
Yokogawa Electric Corp.	500	9,142
Yokohama Rubber Co., Ltd.	200	3,997
ZOZO, Inc.	500	11,524

		8,486,114

Luxembourg - 0.3%
ArcelorMittal	1,706	23,998
Aroundtown SA	2,209	18,067
Eurofins Scientific SE	25	11,619
Millicom International Cellular SA, SDR	156	7,569
RTL Group SA	68	3,270
SES SA	989	18,029
Tenaris SA	1,172	12,434

		94,986

Macau - 0.1%
MGM China Holdings, Ltd.	1,200	1,871

	Shares	Value
COMMON STOCKS (continued)
Macau (continued)
Sands China, Ltd.	6,000	$ 27,176
Wynn Macau, Ltd.	3,600	7,028

		36,075

Mexico - 0.0% (B)
Fresnillo PLC	654	5,497

Netherlands - 4.8%
ABN AMRO Bank NV, CVA (C)	1,178	20,768
Adyen NV (A) (C)	25	16,469
Akzo Nobel NV	579	51,616
ASML Holding NV	1,068	264,534
EXOR NV	257	17,222
Heineken Holding NV	262	26,087
Heineken NV	661	71,440
ING Groep NV	9,751	102,072
Koninklijke Ahold Delhaize NV	2,967	74,234
Koninklijke DSM NV	428	51,501
Koninklijke KPN NV	8,303	25,892
Koninklijke Philips NV	2,340	108,396
Koninklijke Vopak NV	173	8,893
NN Group NV	783	27,771
NXP Semiconductors NV	731	79,767
Prosus NV (A)	1,200	88,090
QIAGEN NV (A)	577	18,892
Randstad NV	297	14,596
Royal Dutch Shell PLC, A Shares	10,719	314,200
Royal Dutch Shell PLC, B Shares	9,543	281,137
Wolters Kluwer NV	708	51,687

		1,715,264

New Zealand - 0.2%
a2 Milk Co., Ltd. (A)	1,757	14,589
Auckland International Airport, Ltd.	2,379	13,631
Fisher & Paykel Healthcare Corp., Ltd.	1,588	17,203
Fletcher Building, Ltd.	2,403	7,750
Meridian Energy, Ltd.	3,560	11,592
Ryman Healthcare, Ltd.	951	7,914
Spark New Zealand, Ltd.	4,861	13,424

		86,103

Norway - 0.6%
Aker BP ASA	234	6,260
DNB ASA	2,391	42,116
Equinor ASA	2,424	46,108
Gjensidige Forsikring ASA	543	10,764
Mowi ASA	1,145	26,417
Norsk Hydro ASA	3,368	11,847
Orkla ASA	1,719	15,638
Schibsted ASA, B Shares	274	7,680
Telenor ASA	1,756	35,235
Yara International ASA	497	21,404

		223,469

Portugal - 0.2%
EDP - Energias de Portugal SA	6,618	25,694
Galp Energia SGPS SA	1,242	18,715
Jeronimo Martins SGPS SA	574	9,685

		54,094

Republic of South Africa - 0.0% (B)
Investec PLC	1,830	9,421

Russian Federation - 0.0% (B)
Evraz PLC	1,041	5,985

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore - 1.2%
Ascendas, REIT	6,700	$ 15,124
CapitaLand Commercial Trust, REIT	5,863	8,781
CapitaLand Mall Trust, REIT	6,700	12,749
CapitaLand, Ltd.	6,900	17,623
City Developments, Ltd.	1,300	9,236
ComfortDelGro Corp., Ltd.	5,200	9,029
DBS Group Holdings, Ltd.	4,500	81,395
Genting Singapore, Ltd.	12,800	8,150
Golden Agri-Resources, Ltd.	9,700	1,579
Jardine Cycle & Carriage, Ltd.	300	6,512
Keppel Corp., Ltd.	3,900	16,733
Oversea-Chinese Banking Corp., Ltd.	7,708	60,564
SATS, Ltd.	1,900	6,653
Sembcorp Industries, Ltd.	2,600	3,913
Singapore Airlines, Ltd.	1,400	9,258
Singapore Exchange, Ltd.	1,800	11,031
Singapore Press Holdings, Ltd.	4,600	6,923
Singapore Technologies Engineering, Ltd.	3,400	9,446
Singapore Telecommunications, Ltd.	20,300	45,530
Suntec Real Estate Investment Trust	4,400	6,049
United Overseas Bank, Ltd.	3,100	57,552
UOL Group, Ltd.	1,300	7,054
Venture Corp., Ltd.	600	6,646
Wilmar International, Ltd.	5,200	14,033

		431,563

Spain - 2.8%
ACS Actividades de Construccion y Servicios SA	689	27,531
Aena SME SA (C)	175	32,045
Amadeus IT Group SA	1,116	79,941
Banco Bilbao Vizcaya Argentaria SA	16,833	87,708
Banco de Sabadell SA	14,394	13,966
Banco Santander SA	40,873	166,459
Bankia SA	3,621	6,838
Bankinter SA	1,840	11,620
CaixaBank SA	8,762	23,016
Cellnex Telecom SA (A) (C)	505	20,861
Enagas SA	580	13,440
Endesa SA	736	19,365
Ferrovial SA	1,237	35,743
Grifols SA	750	22,104
Iberdrola SA	14,923	155,106
Industria de Diseno Textil SA	2,677	82,865
Mapfre SA	2,902	7,816
Naturgy Energy Group SA	780	20,693
Red Electrica Corp. SA	1,057	21,469
Repsol SA	3,629	56,721
Siemens Gamesa Renewable Energy SA	550	7,463
Telefonica SA	11,543	88,082

		1,000,852

Sweden - 2.3%
Alfa Laval AB	711	14,034
Assa Abloy AB, Class B	2,436	54,218
Atlas Copco AB, A Shares	1,772	54,578
Atlas Copco AB, B Shares	888	24,067
Boliden AB	761	17,490
Electrolux AB, Series B	558	13,230
Epiroc AB, Class A	1,625	17,614
Epiroc AB, Class B	869	8,978
Essity AB, Class B	1,501	43,807
Hennes & Mauritz AB, B Shares	2,080	40,324
Hexagon AB, B Shares	670	32,302

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Husqvarna AB, B Shares	925	$ 7,036
ICA Gruppen AB	263	12,151
Industrivarden AB, C Shares	330	7,224
Investor AB, B Shares	1,118	54,639
Kinnevik AB, B Shares	683	17,963
L E Lundbergforetagen AB, B Shares	211	7,939
Lundin Petroleum AB	432	12,959
Sandvik AB	2,693	41,951
Securitas AB, B Shares	759	11,627
Skandinaviska Enskilda Banken AB, Class A	3,995	36,719
Skanska AB, B Shares	840	17,015
SKF AB, B Shares	954	15,768
Svenska Handelsbanken AB, A Shares	3,770	35,302
Swedbank AB, A Shares	2,348	33,798
Swedish Match AB	486	20,099
Tele2 AB, B Shares	1,288	19,168
Telefonaktiebolaget LM Ericsson, B Shares	7,726	61,736
Telia Co. AB	7,297	32,667
Volvo AB, B Shares	3,694	51,879

		818,282

Switzerland - 9.5%
ABB, Ltd.	4,596	90,304
Adecco Group AG	419	23,182
Alcon, Inc. (A)	1,103	64,320
Baloise Holding AG	119	21,319
Barry Callebaut AG	6	12,372
Chocoladefabriken Lindt & Spruengli AG	3	22,153
Cie Financiere Richemont SA	1,311	96,179
Clariant AG (A)	558	10,863
Coca-Cola HBC AG (A)	490	16,008
Credit Suisse Group AG (A)	6,554	80,345
Dufry AG (A)	119	9,953
EMS-Chemie Holding AG	20	12,454
Geberit AG	93	44,410
Givaudan SA	23	64,157
Glencore PLC (A)	28,018	84,315
Julius Baer Group, Ltd. (A)	563	24,944
Kuehne & Nagel International AG	121	17,822
LafargeHolcim, Ltd. (A)	1,176	57,878
Lonza Group AG (A)	181	61,189
Nestle SA	7,732	838,857
Novartis AG	5,388	467,188
Pargesa Holding SA	103	7,921
Partners Group Holding AG	44	33,761
Roche Holding AG	1,762	512,773
Schindler Holding AG	166	37,087
SGS SA	14	34,704
Sika AG	304	44,471
Sonova Holding AG	139	32,311
STMicroelectronics NV	1,710	33,045
Straumann Holding AG	23	18,800
Swatch Group AG	245	28,018
Swiss Life Holding AG	83	39,677
Swiss Prime Site AG (A)	186	18,198
Swiss Re AG	774	80,731
Swisscom AG	65	32,062
Temenos AG (A)	171	28,613
UBS Group AG (A)	9,649	109,537
Vifor Pharma AG	117	18,692
Zurich Insurance Group AG	388	148,506

		3,379,119

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Arab Emirates - 0.0% (B)
NMC Health PLC	239	$ 7,964

United Kingdom - 14.1%
3i Group PLC	2,430	34,853
Admiral Group PLC	503	13,099
Anglo American PLC	2,650	60,969
Ashtead Group PLC	1,223	34,045
Associated British Foods PLC	840	23,786
AstraZeneca PLC	3,286	293,366
Auto Trader Group PLC (C)	2,289	14,354
Aviva PLC	9,944	48,821
BAE Systems PLC	8,326	58,352
Barclays PLC	43,831	81,054
Barratt Developments PLC	2,570	20,476
Berkeley Group Holdings PLC	273	14,028
BP PLC	51,735	328,104
British American Tobacco PLC	5,743	212,369
British Land Co. PLC, REIT	2,246	16,150
BT Group PLC	21,623	47,478
Bunzl PLC	798	20,850
Burberry Group PLC	1,080	28,869
Centrica PLC	14,737	13,362
CNH Industrial NV	2,725	27,741
Coca-Cola European Partners PLC	647	35,876
Compass Group PLC	3,988	102,629
Croda International PLC	345	20,616
Diageo PLC	5,941	243,467
Direct Line Insurance Group PLC	3,735	13,786
easyJet PLC	422	5,967
Ferguson PLC	566	41,366
Fiat Chrysler Automobiles NV	2,679	34,666
G4S PLC	3,458	8,044
GlaxoSmithKline PLC	12,501	268,156
Halma PLC	883	21,399
Hargreaves Lansdown PLC	639	16,334
HSBC Holdings PLC	51,410	394,817
Imperial Brands PLC	2,319	52,128
Informa PLC	3,229	33,826
InterContinental Hotels Group PLC	410	25,584
Intertek Group PLC	397	26,740
ITV PLC	9,039	13,992
J Sainsbury PLC	3,955	10,689
John Wood Group PLC	1,844	8,613
Johnson Matthey PLC	453	17,027
Kingfisher PLC	4,748	12,073
Land Securities Group PLC, REIT	1,731	18,227
Legal & General Group PLC	15,146	46,259
Lloyds Banking Group PLC	179,248	119,277
London Stock Exchange Group PLC	789	70,896
Marks & Spencer Group PLC	4,742	10,754
Meggitt PLC	1,934	15,100
Melrose Industries PLC	12,793	31,711
Merlin Entertainments PLC (C)	1,902	10,580
Micro Focus International PLC	779	10,889
Mondi PLC	1,214	23,256
National Grid PLC	8,683	94,153
Next PLC	328	24,948
Ocado Group PLC (A)	1,195	19,432
Pearson PLC	2,022	18,348
Persimmon PLC	731	19,504
Prudential PLC	6,473	117,393
Reckitt Benckiser Group PLC	1,772	138,221
RELX PLC	4,854	115,336
Rentokil Initial PLC	4,500	25,883
Rio Tinto PLC	2,843	147,130
Rio Tinto, Ltd.	936	58,545

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Rolls-Royce Holdings PLC (A)	4,332	$ 42,206
Royal Bank of Scotland Group PLC	11,408	29,119
RSA Insurance Group PLC	2,633	17,294
Sage Group PLC	2,607	22,162
Schroders PLC	354	13,384
Segro PLC, REIT	2,920	29,110
Severn Trent PLC	652	17,356
Smith & Nephew PLC	2,211	53,256
Smiths Group PLC	977	18,860
Spirax-Sarco Engineering PLC	177	17,073
SSE PLC	2,670	40,889
St. James’s Place PLC	1,289	15,522
Standard Chartered PLC	6,808	57,273
Standard Life Aberdeen PLC	5,801	20,385
Taylor Wimpey PLC	7,514	14,921
Tesco PLC	24,630	72,984
Unilever NV	3,635	218,503
Unilever PLC	2,791	167,809
United Utilities Group PLC	1,537	15,606
Vodafone Group PLC	66,359	132,179
Weir Group PLC	683	11,971
Whitbread PLC	373	19,693
WM Morrison Supermarkets PLC	6,291	15,493
WPP PLC	3,127	39,140

		5,037,951

United States - 0.1%
Carnival PLC	379	15,704

Total Common Stocks (Cost $35,406,121)		34,340,362

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG, 7.24% (D)	166	9,219
Fuchs Petrolub SE, 2.92% (D)	192	7,212
Henkel AG & Co. KGaA, 1.98% (D)	419	41,467
Porsche Automobil Holding SE, 3.75% (D)	382	24,857
Sartorius AG, 0.38% (D)	84	15,326
Volkswagen AG, 3.23% (D)	463	78,755

Total Preferred Stocks (Cost $195,550)		176,836

RIGHT - 0.0% (B)
Australia - 0.0% (B)
Harvey Norman Holdings, Ltd., (A) Exercise Price AUD 2.50, Expiration Date 10/11/2019	52	63

Total Right (Cost $0)		63

Total Investments (Cost $35,601,671)		34,517,261
Net Other Assets (Liabilities) - 3.3%		1,181,595

Net Assets - 100.0%		$ 35,698,856

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	12	12/20/2019	$1,142,868	$1,139,040	$—	$(3,828)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.8%	$ 3,400,405
Pharmaceuticals	8.2	2,832,820
Insurance	5.5	1,913,362
Oil, Gas & Consumable Fuels	5.1	1,747,666
Food Products	3.8	1,309,525
Chemicals	3.4	1,170,723
Automobiles	3.2	1,105,507
Metals & Mining	2.7	927,558
Machinery	2.6	903,712
Textiles, Apparel & Luxury Goods	2.6	883,997
Beverages	2.5	863,250
Capital Markets	2.5	857,007
Personal Products	2.3	793,120
Diversified Telecommunication Services	2.2	761,070
Electric Utilities	2.1	709,303
Real Estate Management & Development	2.0	684,535
Health Care Equipment & Supplies	1.8	616,680
Semiconductors & Semiconductor Equipment	1.7	592,491
Wireless Telecommunication Services	1.7	584,771
Equity Real Estate Investment Trusts	1.7	572,198
Electronic Equipment, Instruments & Components	1.6	550,890
Aerospace & Defense	1.6	539,492
Professional Services	1.5	511,706
Food & Staples Retailing	1.4	499,319
Hotels, Restaurants & Leisure	1.4	498,798
Electrical Equipment	1.4	497,555
Software	1.4	491,607
Trading Companies & Distributors	1.3	454,790
Industrial Conglomerates	1.2	431,850
Road & Rail	1.2	423,475
Household Durables	1.2	419,961
IT Services	1.1	364,994
Tobacco	1.0	350,242
Multi-Utilities	1.0	349,244
Construction & Engineering	1.0	345,478
Specialty Retail	1.0	333,097
Auto Components	1.0	331,645
Household Products	0.9	302,793
Building Products	0.8	280,085
Biotechnology	0.7	254,889
Media	0.7	236,919
Entertainment	0.6	223,807
Diversified Financial Services	0.6	220,377
Transportation Infrastructure	0.6	213,473
Commercial Services & Supplies	0.6	204,287
Construction Materials	0.6	197,815
Gas Utilities	0.5	180,142
Technology Hardware, Storage & Peripherals	0.5	171,629
Internet & Direct Marketing Retail	0.5	170,042
Multiline Retail	0.5	168,956
Health Care Providers & Services	0.5	167,626
Air Freight & Logistics	0.5	160,637
Communications Equipment	0.4	133,361
Life Sciences Tools & Services	0.3	101,497
Paper & Forest Products	0.3	90,792

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Leisure Products	0.2%		$ 86,807
Marine	0.2		61,378
Interactive Media & Services	0.2		56,307
Airlines	0.1		41,896
Independent Power & Renewable Electricity Producers	0.1		34,961
Water Utilities	0.1		32,962
Energy Equipment & Services	0.1		29,003
Health Care Technology	0.1		26,471
Containers & Packaging	0.1		23,337
Consumer Finance	0.0	(B)	12,062
Distributors	0.0	(B)	6,512
Diversified Consumer Services	0.0	(B)	2,595

Investments	100.0		34,517,261

Total Investments	100.0%		$ 34,517,261

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$234,743	$34,105,619	$—	$34,340,362
Preferred Stocks	—	176,836	—	176,836
Right	—	63	—	63

Total Investments	$234,743	$34,282,518	$—	$34,517,261

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(3,828)	$—	$—	$(3,828)

Total Other Financial Instruments	$(3,828)	$—	$—	$(3,828)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the total value of 144A securities is $290,327, representing 0.8% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 59.5%
Aerospace & Defense - 3.5%
Boeing Co.	60,779	$ 23,124,586
General Dynamics Corp.	79,587	14,542,933

		37,667,519

Air Freight & Logistics - 0.5%
United Parcel Service, Inc., Class B	40,345	4,834,138

Airlines - 0.6%
Delta Air Lines, Inc.	110,920	6,388,992

Automobiles - 0.4%
General Motors Co.	119,877	4,492,990

Banks - 2.5%
Bank of America Corp.	256,767	7,489,893
US Bancorp	340,943	18,867,786

		26,357,679

Capital Markets - 3.1%
Blackstone Group, Inc., Class A	174,163	8,506,121
CME Group, Inc.	47,812	10,104,588
Morgan Stanley	151,655	6,471,119
TD Ameritrade Holding Corp.	181,843	8,492,068

		33,573,896

Chemicals - 1.3%
LyondellBasell Industries NV, Class A	151,827	13,583,962

Consumer Finance - 1.5%
American Express Co.	49,467	5,850,957
Synchrony Financial	290,950	9,918,485

		15,769,442

Electronic Equipment, Instruments & Components - 0.6%
Corning, Inc.	217,492	6,202,872

Entertainment - 0.8%
Walt Disney Co.	69,629	9,074,051

Equity Real Estate Investment Trusts - 1.2%
Crown Castle International Corp.	44,307	6,159,116
MGM Growth Properties LLC, Class A	133,148	4,001,098
Outfront Media, Inc.	116,004	3,222,591

		13,382,805

Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	65,963	19,004,600
Kroger Co.	120,800	3,114,224
Sysco Corp.	145,566	11,557,940

		33,676,764

Food Products - 0.6%
Hershey Co.	42,753	6,626,287

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	126,688	10,599,985
Medtronic PLC	69,992	7,602,531

		18,202,516

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 1.5%
UnitedHealth Group, Inc.	74,797	$ 16,254,884

Hotels, Restaurants & Leisure - 3.2%
Hilton Worldwide Holdings, Inc.	87,353	8,133,438
McDonald’s Corp.	93,230	20,017,413
Norwegian Cruise Line Holdings, Ltd. (A)	103,523	5,359,386
Six Flags Entertainment Corp.	26,692	1,355,686

		34,865,923

Household Products - 0.4%
Clorox Co.	29,346	4,456,777

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	38,449	6,505,571

Insurance - 0.9%
Progressive Corp.	121,188	9,361,773

Interactive Media & Services - 2.2%
Alphabet, Inc., Class C (A)	19,319	23,549,861

Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc. (A)	4,729	8,209,118

IT Services - 3.9%
Accenture PLC, Class A	66,701	12,829,938
Mastercard, Inc., Class A	108,583	29,487,885

		42,317,823

Leisure Products - 0.6%
Hasbro, Inc.	57,596	6,836,069

Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	20,763	6,047,639

Machinery - 1.4%
Deere & Co.	41,321	6,970,026
Parker-Hannifin Corp.	19,587	3,537,608
Stanley Black & Decker, Inc.	32,373	4,674,985

		15,182,619

Media - 1.4%
Comcast Corp., Class A	342,996	15,462,260

Oil, Gas & Consumable Fuels - 1.0%
EOG Resources, Inc.	49,169	3,649,323
Suncor Energy, Inc.	112,494	3,548,420
Suncor Energy, Inc.	126,539	3,996,102

		11,193,845

Personal Products - 0.5%
Estee Lauder Cos., Inc., Class A	24,856	4,945,101

Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	183,190	9,289,565
Eli Lilly & Co.	76,435	8,547,726
Merck & Co., Inc.	183,954	15,485,248

		33,322,539

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A (A)	92,214	4,888,264

Road & Rail - 1.2%
CSX Corp.	183,719	12,726,215

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.	204,670	$ 10,546,645
Lam Research Corp.	38,920	8,994,801
NVIDIA Corp.	28,023	4,877,964
Texas Instruments, Inc.	74,424	9,618,558

		34,037,968

Software - 5.4%
Adobe, Inc. (A)	48,232	13,324,090
Microsoft Corp.	288,616	40,126,282
salesforce.com, Inc. (A)	30,777	4,568,538

		58,018,910

Specialty Retail - 1.8%
Home Depot, Inc.	82,800	19,211,256

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	92,239	20,658,769

Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc., Class B	101,616	9,543,775

Tobacco - 1.1%
Altria Group, Inc.	286,136	11,702,962

Total Common Stocks (Cost $475,934,761)		639,133,834

CONVERTIBLE PREFERRED STOCK - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.,
Series A, 8.00%	1,200	1,230,463

Total Convertible Preferred Stock (Cost $1,200,000)		1,230,463

	Principal	Value
ASSET-BACKED SECURITIES - 1.2%
AmeriCredit Automobile Receivables Trust
Series 2015-3, Class D,
3.34%, 08/08/2021	$ 1,244,000	1,247,949
Applebee’s Funding LLC / IHOP Funding LLC
Series 2019-1A, Class A2I,
4.19%, 06/07/2049 (B)	678,000	693,499
Series 2019-1A, Class A2II,
4.72%, 06/07/2049 (B)	296,000	306,834
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class B,
3.94%, 07/15/2027 (B)	314,000	323,054
DB Master Finance LLC
Series 2019-1A, Class A23,
4.35%, 05/20/2049 (B)	317,205	335,111
Series 2019-1A, Class A2I,
3.79%, 05/20/2049 (B)	396,008	407,809
Series 2019-1A, Class A2II,
4.02%, 05/20/2049 (B)	160,598	166,491
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A2II,
3.08%, 07/25/2047 (B)	135,240	135,699
Series 2018-1A, Class A2I,
4.12%, 07/25/2048 (B)	779,138	808,838
Series 2018-1A, Class A2II,
4.33%, 07/25/2048 (B)	121,463	128,034

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust
Series 2017-1, Class E,
5.17%, 09/16/2024	$ 1,590,000	$ 1,640,928
Series 2017-2, Class E,
5.27%, 11/15/2024	1,400,000	1,451,345
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	353,000	358,690
Series 2019-1, Class D,
4.09%, 06/15/2026	148,000	153,265
Jack in the Box Funding LLC
Series 2019-1A, Class A23,
4.97%, 08/25/2049 (B)	841,000	871,747
Series 2019-1A, Class A2I,
3.98%, 08/25/2049 (B)	841,000	855,213
Series 2019-1A, Class A2II,
4.48%, 08/25/2049 (B)	841,000	863,396
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class C,
3.85%, 10/14/2025 (B)	148,000	152,238
Series 2018-1A, Class D,
4.40%, 01/14/2028 (B)	147,000	152,183
Station Place Securitization Trust
3.45%, 10/24/2020 (C)	1,701,000	1,701,000
Wendys Funding LLC
Series 2018-1A, Class A2I,
3.57%, 03/15/2048 (B)	254,468	258,498
Series 2018-1A, Class A2II,
3.88%, 03/15/2048 (B)	75,653	77,809

Total Asset-Backed Securities (Cost $12,923,666)		13,089,630

CORPORATE DEBT SECURITIES - 20.7%
Aerospace & Defense - 0.4%
Boeing Co.
2.25%, 06/15/2026	123,000	122,510
3.20%, 03/01/2029	876,000	919,656
3.25%, 03/01/2028	152,000	159,583
3.60%, 05/01/2034	1,252,000	1,357,840
Huntington Ingalls Industries, Inc.
5.00%, 11/15/2025 (B)	1,451,000	1,519,922

		4,079,511

Automobiles - 0.1%
General Motors Co.
5.00%, 10/01/2028	972,000	1,032,608

Banks - 2.0%
Bank of America Corp.
Fixed until 04/24/2027, 3.71% (D), 04/24/2028	3,285,000	3,493,858
Fixed until 03/05/2028, 3.97% (D), 03/05/2029, MTN	804,000	871,139
Fixed until 02/07/2029, 3.97% (D), 02/07/2030, MTN	1,090,000	1,191,167
Bank of Montreal
3.30%, 02/05/2024, MTN	1,074,000	1,117,593
CIT Bank NA
Fixed until 09/27/2024, 2.97% (D), 09/27/2025	887,000	886,734
Citigroup, Inc.
Fixed until 01/10/2027, 3.89% (D), 01/10/2028	4,037,000	4,324,263
Citizens Financial Group, Inc.
3.75%, 07/01/2024	188,000	193,910
4.30%, 12/03/2025	783,000	837,225
4.35%, 08/01/2025	177,000	189,328

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
First Republic Bank
4.63%, 02/13/2047	$ 385,000	$ 442,671
JPMorgan Chase & Co.
Fixed until 05/06/2029, 3.70% (D), 05/06/2030	1,042,000	1,116,492
Fixed until 02/01/2027, 3.78% (D), 02/01/2028	1,204,000	1,288,136
Fixed until 01/29/2026, 3.96% (D), 01/29/2027	1,725,000	1,865,169
Fixed until 12/05/2028, 4.45% (D), 12/05/2029	3,236,000	3,658,045

		21,475,730

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	1,992,000	2,175,655
4.75%, 01/23/2029	939,000	1,091,364
Keurig Dr. Pepper, Inc.
4.60%, 05/25/2028	974,000	1,090,732
5.09%, 05/25/2048	389,000	460,191

		4,817,942

Capital Markets - 0.7%
Cboe Global Markets, Inc.
3.65%, 01/12/2027	943,000	1,002,940
Morgan Stanley
3.95%, 04/23/2027	1,599,000	1,691,328
4.35%, 09/08/2026, MTN	959,000	1,038,526
Fixed until 01/23/2029, 4.43% (D), 01/23/2030, MTN	2,027,000	2,276,650
Raymond James Financial, Inc.
4.95%, 07/15/2046	819,000	978,546
5.63%, 04/01/2024	396,000	446,898

		7,434,888

Chemicals - 0.1%
CF Industries, Inc.
4.50%, 12/01/2026 (B)	385,000	420,000
Nutrien, Ltd.
4.20%, 04/01/2029	192,000	211,489

		631,489

Communications Equipment - 0.2%
CommScope, Inc.
5.50%, 03/01/2024 (B)	391,000	402,241
6.00%, 03/01/2026 (B)	855,000	884,754
Juniper Networks, Inc.
3.75%, 08/15/2029	487,000	488,938

		1,775,933

Consumer Finance - 0.8%
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	1,171,000	1,110,193
4.39%, 01/08/2026, MTN	1,241,000	1,234,985
5.11%, 05/03/2029	3,120,000	3,136,819
General Motors Financial Co., Inc.
4.30%, 07/13/2025	190,000	197,328
4.35%, 04/09/2025 - 01/17/2027	975,000	1,010,683
Synchrony Financial
2.85%, 07/25/2022	124,000	125,044
3.95%, 12/01/2027	889,000	911,321

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Synchrony Financial (continued)
4.38%, 03/19/2024	$ 213,000	$ 226,020
5.15%, 03/19/2029	1,054,000	1,168,498

		9,120,891

Containers & Packaging - 0.3%
Ball Corp.
4.38%, 12/15/2020	702,000	716,398
WRKCo, Inc.
3.38%, 09/15/2027	68,000	69,174
3.75%, 03/15/2025	62,000	65,265
4.00%, 03/15/2028	228,000	242,827
4.65%, 03/15/2026	379,000	416,066
4.90%, 03/15/2029 (E)	1,964,000	2,225,972

		3,735,702

Diversified Consumer Services - 0.1%
Service Corp. International
5.13%, 06/01/2029	695,000	742,781

Diversified Financial Services - 0.1%
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	1,101,000	1,152,217

Diversified Telecommunication Services - 1.3%
AT&T, Inc.
3.60%, 07/15/2025	578,000	608,446
4.35%, 03/01/2029	3,915,000	4,324,073
4.50%, 03/09/2048	658,000	707,765
4.75%, 05/15/2046	691,000	766,296
4.85%, 03/01/2039	618,000	700,710
5.15%, 11/15/2046	558,000	644,760
5.25%, 03/01/2037	259,000	304,821
CenturyLink, Inc.
5.80%, 03/15/2022	356,000	375,135
6.45%, 06/15/2021	639,000	670,950
Verizon Communications, Inc.
2.63%, 08/15/2026	896,000	907,753
3.88%, 02/08/2029	320,000	351,157
4.33%, 09/21/2028	1,937,000	2,196,118
4.52%, 09/15/2048	238,000	281,405
4.86%, 08/21/2046	322,000	393,285
5.01%, 08/21/2054	484,000	609,177

		13,841,851

Electric Utilities - 0.9%
Oncor Electric Delivery Co. LLC
2.75%, 06/01/2024 (B)	845,000	867,635
3.70%, 11/15/2028 (B)	677,000	745,458
3.80%, 06/01/2049 (B)	998,000	1,118,904
PPL WEM, Ltd. / Western Power Distribution, Ltd.
5.38%, 05/01/2021 (B)	2,144,000	2,212,392
Southern Co.
2.95%, 07/01/2023	687,000	701,158
Vistra Operations Co. LLC
5.00%, 07/31/2027 (B)	1,383,000	1,424,047
5.50%, 09/01/2026 (B)	390,000	408,018
5.63%, 02/15/2027 (B)	2,135,000	2,248,262

		9,725,874

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.4%
Trimble, Inc.
4.75%, 12/01/2024	$ 1,217,000	$ 1,306,232
4.90%, 06/15/2028	2,375,000	2,576,836

		3,883,068

Entertainment - 0.2%
Netflix, Inc.
4.38%, 11/15/2026	580,000	587,569
5.38%, 11/15/2029 (B)	509,000	530,633
5.88%, 11/15/2028	114,000	123,838
Viacom, Inc.
5.85%, 09/01/2043	963,000	1,181,157

		2,423,197

Equity Real Estate Investment Trusts - 0.6%
Crown Castle International Corp.
3.10%, 11/15/2029	1,220,000	1,223,851
3.65%, 09/01/2027	468,000	495,520
4.30%, 02/15/2029	539,000	595,083
5.20%, 02/15/2049	1,149,000	1,419,378
Reckson Operating Partnership, LP
7.75%, 03/15/2020	1,330,000	1,360,982
Ventas Realty, LP
3.50%, 04/15/2024	973,000	1,019,118

		6,113,932

Food & Staples Retailing - 0.0% (F)
Sysco Corp.
2.50%, 07/15/2021	258,000	259,623

Food Products - 1.2%
Campbell Soup Co.
3.95%, 03/15/2025	491,000	520,525
4.15%, 03/15/2028	935,000	1,006,789
4.80%, 03/15/2048 (E)	826,000	926,766
General Mills, Inc.
4.20%, 04/17/2028 (E)	1,086,000	1,209,185
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (B)	438,000	456,317
5.88%, 07/15/2024 (B)	243,000	250,302
6.75%, 02/15/2028 (B)	135,000	149,512
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
6.50%, 04/15/2029 (B)	192,000	213,116
Kraft Heinz Foods Co.
3.00%, 06/01/2026	2,076,000	2,053,964
3.75%, 04/01/2030 (B)	502,000	506,687
4.38%, 06/01/2046	769,000	734,194
4.63%, 01/30/2029 (E)	342,000	369,953
4.63%, 10/01/2039 (B)	256,000	257,328
4.88%, 10/01/2049 (B)	512,000	516,992
5.00%, 06/04/2042	288,000	296,922
Mars, Inc.
2.70%, 04/01/2025 (B)	397,000	407,356
3.20%, 04/01/2030 (B)	484,000	512,027
3.95%, 04/01/2049 (B)	867,000	988,271
4.20%, 04/01/2059 (B)	414,000	477,570
Mondelez International Holdings BV
2.25%, 09/19/2024 (B)	875,000	870,777

		12,724,553

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities - 0.1%
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.50%, 05/20/2025	$ 1,376,000	$ 1,477,480
5.63%, 05/20/2024	37,000	39,613

		1,517,093

Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
3.75%, 03/01/2026	474,000	506,541
4.00%, 03/01/2029	246,000	271,906
4.70%, 03/01/2049	395,000	481,682

		1,260,129

Health Care Providers & Services - 1.2%
Centene Corp.
4.75%, 05/15/2022	53,000	54,071
5.38%, 06/01/2026 (B)	1,427,000	1,492,999
6.13%, 02/15/2024	569,000	591,874
Cigna Corp.
3.40%, 09/17/2021	154,000	157,460
3.75%, 07/15/2023	627,000	656,580
CVS Health Corp.
3.00%, 08/15/2026	119,000	119,590
3.25%, 08/15/2029	192,000	192,881
4.10%, 03/25/2025	1,111,000	1,187,064
4.30%, 03/25/2028	578,000	625,012
4.75%, 12/01/2022	460,000	490,618
5.05%, 03/25/2048	1,976,000	2,242,619
HCA, Inc.
4.13%, 06/15/2029	2,631,000	2,759,091
4.50%, 02/15/2027	1,005,000	1,077,543
5.13%, 06/15/2039	431,000	470,083
5.25%, 06/15/2049	628,000	685,049
Humana, Inc.
3.13%, 08/15/2029	211,000	210,803

		13,013,337

Health Care Technology - 0.1%
IQVIA, Inc.
5.00%, 05/15/2027 (B)	550,000	576,125

Hotels, Restaurants & Leisure - 0.5%
GLP Capital, LP / GLP Financing II, Inc.
3.35%, 09/01/2024	159,000	159,906
4.00%, 01/15/2030	1,071,000	1,076,323
5.25%, 06/01/2025	310,000	341,474
5.38%, 04/15/2026	359,000	394,850
McDonald’s Corp.
2.63%, 09/01/2029, MTN	1,220,000	1,214,463
3.63%, 09/01/2049, MTN	514,000	519,554
MGM Resorts International
6.63%, 12/15/2021	411,000	445,257
7.75%, 03/15/2022	148,000	165,577
Starbucks Corp.
4.45%, 08/15/2049	630,000	729,956

		5,047,360

Household Durables - 0.3%
MDC Holdings, Inc.
5.50%, 01/15/2024	569,000	623,055
Newell Brands, Inc.
4.20%, 04/01/2026 (E)	1,108,000	1,159,232
5.38%, 04/01/2036	1,265,000	1,348,873

		3,131,160

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers - 0.5%
NRG Energy, Inc.
3.75%, 06/15/2024 (B)	$ 1,084,000	$ 1,115,447
4.45%, 06/15/2029 (B)	1,044,000	1,087,709
5.25%, 06/15/2029 (B) (E)	416,000	447,325
5.75%, 01/15/2028	210,000	225,750
6.63%, 01/15/2027	1,339,000	1,450,605
7.25%, 05/15/2026	911,000	997,773

		5,324,609

Industrial Conglomerates - 0.2%
General Electric Co.
Fixed until 01/21/2021 (G), 5.00% (D) (E)	2,000,000	1,889,220

Insurance - 0.0% (F)
Brown & Brown, Inc.
4.50%, 03/15/2029	486,000	529,355

IT Services - 0.6%
Fidelity National Information Services, Inc.
3.75%, 05/21/2029	295,000	320,012
5.00%, 10/15/2025	429,000	487,494
Global Payments, Inc.
3.20%, 08/15/2029	273,000	276,847
4.15%, 08/15/2049	205,000	216,300
PayPal Holdings, Inc.
2.40%, 10/01/2024	491,000	493,662
2.65%, 10/01/2026	1,469,000	1,479,119
2.85%, 10/01/2029	1,729,000	1,739,757
Total System Services, Inc.
4.80%, 04/01/2026	1,249,000	1,387,700

		6,400,891

Machinery - 0.6%
Novelis Corp.
5.88%, 09/30/2026 (B)	1,609,000	1,687,358
Wabtec Corp.
3.45%, 11/15/2026	233,000	235,476
4.40%, 03/15/2024	855,000	910,599
4.95%, 09/15/2028	3,711,000	4,092,052

		6,925,485

Media - 1.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 03/15/2021	713,000	713,570
Charter Communications Operating LLC / Charter Communications Operating Capital
5.05%, 03/30/2029	3,511,000	3,928,007
5.38%, 05/01/2047	177,000	192,853
5.75%, 04/01/2048	768,000	875,515
6.48%, 10/23/2045	221,000	268,919
Comcast Corp.
3.15%, 03/01/2026	478,000	500,506
4.15%, 10/15/2028	557,000	624,801
4.25%, 10/15/2030	805,000	915,682
4.60%, 10/15/2038	506,000	604,468
4.95%, 10/15/2058	521,000	662,168
CSC Holdings LLC
5.75%, 01/15/2030 (B) (H)	1,323,000	1,382,694
6.50%, 02/01/2029 (B)	1,386,000	1,540,504
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (B)	813,000	843,488

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Fox Corp.
4.03%, 01/25/2024 (B)	$ 362,000	$ 384,903
Sirius XM Radio, Inc.
5.50%, 07/01/2029 (B)	829,000	884,958
UBM PLC
5.75%, 11/03/2020 (B)	471,000	485,605

		14,808,641

Metals & Mining - 0.8%
Allegheny Technologies, Inc.
5.95%, 01/15/2021	774,000	790,931
Constellium SE
5.75%, 05/15/2024 (B)	991,000	1,018,253
Freeport-McMoRan, Inc.
3.55%, 03/01/2022	1,180,000	1,182,950
3.88%, 03/15/2023	1,121,000	1,129,407
5.00%, 09/01/2027	711,000	707,523
5.25%, 09/01/2029	670,000	667,906
Hudbay Minerals, Inc.
7.25%, 01/15/2023 (B)	1,059,000	1,093,418
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	644,000	680,327
Steel Dynamics, Inc.
5.50%, 10/01/2024	987,000	1,012,958

		8,283,673

Oil, Gas & Consumable Fuels - 2.0%
Cenovus Energy, Inc.
4.25%, 04/15/2027	340,000	353,492
Cheniere Energy Partners, LP
5.63%, 10/01/2026	540,000	573,021
Continental Resources, Inc.
4.50%, 04/15/2023	987,000	1,024,662
5.00%, 09/15/2022	819,000	826,185
Energy Transfer Operating, LP
4.25%, 03/15/2023	508,000	530,740
4.95%, 06/15/2028	78,000	85,723
5.50%, 06/01/2027	327,000	369,933
5.88%, 01/15/2024	458,000	509,140
6.00%, 06/15/2048	832,000	982,963
6.13%, 12/15/2045	1,864,000	2,186,827
EnLink Midstream Partners, LP
4.15%, 06/01/2025	690,000	639,975
EQM Midstream Partners, LP
5.50%, 07/15/2028	971,000	971,115
Exxon Mobil Corp.
2.44%, 08/16/2029	1,339,000	1,347,570
3.10%, 08/16/2049	1,578,000	1,584,250
Hess Corp.
4.30%, 04/01/2027 (E)	2,117,000	2,212,470
HollyFrontier Corp.
5.88%, 04/01/2026	852,000	954,578
Kinder Morgan Energy Partners, LP
5.00%, 10/01/2021	436,000	456,004
Kinder Morgan, Inc.
4.30%, 03/01/2028	234,000	253,776
5.20%, 03/01/2048	146,000	168,241
5.55%, 06/01/2045	219,000	258,138
NGPL PipeCo LLC
4.38%, 08/15/2022 (B)	822,000	852,089
4.88%, 08/15/2027 (B)	1,004,000	1,076,193
NuStar Logistics, LP
5.63%, 04/28/2027	483,000	510,169
Petroleos Mexicanos
6.84%, 01/23/2030 (B)	235,000	243,436
7.69%, 01/23/2050 (B)	215,000	224,137

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline, LP / PAA Finance Corp.
4.65%, 10/15/2025	$ 1,079,000	$ 1,153,371
Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp.
4.75%, 10/01/2023 (B)	831,000	831,000
5.50%, 09/15/2024 (B)	310,000	308,450

		21,487,648

Paper & Forest Products - 0.1%
Georgia-Pacific LLC
3.16%, 11/15/2021 (B)	1,045,000	1,062,309

Pharmaceuticals - 0.9%
Allergan Finance LLC
3.25%, 10/01/2022	606,000	618,950
Allergan Funding SCS
3.45%, 03/15/2022	1,120,000	1,147,755
3.80%, 03/15/2025	724,000	758,121
Allergan, Inc.
2.80%, 03/15/2023	48,000	48,438
Bausch Health Cos., Inc.
7.00%, 03/15/2024 (B)	767,000	806,086
Bristol-Myers Squibb Co.
3.40%, 07/26/2029 (B)	444,000	474,246
4.13%, 06/15/2039 (B)	321,000	363,764
4.25%, 10/26/2049 (B)	551,000	639,780
Elanco Animal Health, Inc.
4.27%, 08/28/2023	371,000	389,468
4.90%, 08/28/2028	346,000	377,714
ELI Lilly & Co.
3.38%, 03/15/2029	2,053,000	2,224,835
GlaxoSmithKline Capital PLC
3.38%, 06/01/2029	1,168,000	1,253,244
Mylan, Inc.
4.55%, 04/15/2028	340,000	360,869

		9,463,270

Professional Services - 0.1%
IHS Markit, Ltd.
4.75%, 02/15/2025 (B)	767,000	832,195
5.00%, 11/01/2022 (B)	94,000	100,122
Verisk Analytics, Inc.
5.50%, 06/15/2045	349,000	432,483

		1,364,800

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	711,000	739,867

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.
4.25%, 04/15/2026 (B)	629,000	649,699
4.75%, 04/15/2029 (B)	931,000	984,227
Entegris, Inc.
4.63%, 02/10/2026 (B)	546,000	565,110
Lam Research Corp.
4.00%, 03/15/2029	179,000	197,770
Marvell Technology Group, Ltd.
4.20%, 06/22/2023	358,000	375,230
4.88%, 06/22/2028	1,394,000	1,548,195
Micron Technology, Inc.
4.98%, 02/06/2026	401,000	431,952
5.33%, 02/06/2029	1,257,000	1,380,521
5.50%, 02/01/2025	308,000	316,518

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Qorvo, Inc.
4.38%, 10/15/2029 (B) (E)	$ 343,000	$ 345,358
5.50%, 07/15/2026	679,000	717,194

		7,511,774

Specialty Retail - 0.3%
AutoZone, Inc.
3.75%, 04/18/2029	835,000	895,319
Lowe’s Cos., Inc.
3.65%, 04/05/2029	655,000	700,344
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	22,000	23,413
3.90%, 06/01/2029	964,000	1,054,033
4.35%, 06/01/2028	166,000	185,504

		2,858,613

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC / EMC Corp.
5.30%, 10/01/2029 (B)	521,000	568,023
5.88%, 06/15/2021 (B)	1,811,000	1,839,976

		2,407,999

Wireless Telecommunication Services - 0.1%
T-Mobile, Inc.
6.38%, 03/01/2025	1,222,000	1,265,943

Total Corporate Debt Securities (Cost $210,458,165)		221,841,091

MORTGAGE-BACKED SECURITIES - 1.1%
Angel Oak Mortgage Trust I LLC
Series 2018-AOMT, Class A1,
3.67% (D), 07/27/2048 (B)	147,718	149,081
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.76% (D), 04/25/2048 (B)	270,585	275,490
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class A,
1-Month LIBOR + 0.85%, 2.88% (D), 09/15/2034 (B)	476,000	474,805
BBCMS Mortgage Trust
Series 2015-SRCH, Class A2,
4.20%, 08/10/2035 (B)	715,000	804,125
Series 2018-TALL, Class A,
1-Month LIBOR + 0.72%, 2.75% (D), 03/15/2037 (B)	1,260,000	1,256,866
BX Commercial Mortgage Trust
Series 2018-IND, Class A,
1-Month LIBOR + 0.75%, 2.78% (D), 11/15/2035 (B)	1,127,660	1,127,659
BXP Trust
Series 2017-GM, Class A,
3.38%, 06/13/2039 (B)	324,000	346,772
Chase Home Lending Mortgage Trust
Series 2019-ATR2, Class A11,
1-Month LIBOR + 0.90%, 2.92% (D), 07/25/2049 (B)	184,634	185,362
Connecticut Avenue Securities Trust
Series 2019-R03, Class 1M2,
1-Month LIBOR + 2.15%, 4.17% (D), 09/25/2031 (B)	750,490	754,074

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust (continued)
Series 2019-R05, Class 1M2,
1-Month LIBOR + 2.00%, 4.02% (D), 07/25/2039 (B)	$ 138,963	$ 139,297
JPMorgan Mortgage Trust
Series 2019-5, Class A11,
1-Month LIBOR + 0.90%, 2.92% (D), 11/25/2049 (B)	136,360	136,547
Series 2019-6, Class A11,
1-Month LIBOR + 0.90%, 2.92% (D), 12/25/2049 (B)	328,263	329,155
Series 2019-7, Class A11,
1-Month LIBOR + 0.90%, 2.92% (D), 02/25/2050 (B)	355,000	354,313
Series 2019-LTV2, Class A11,
1-Month LIBOR + 0.90%, 2.92% (D), 12/25/2049 (B)	501,844	501,227
Mello Warehouse Securitization Trust
Series 2018-W1, Class A,
1-Month LIBOR + 0.85%, 2.87% (D), 11/25/2051 (B)	1,654,000	1,654,752
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1,
4.50% (D), 02/25/2058 (B)	317,438	331,920
Sequoia Mortgage Trust
Series 2018-7, Class A19,
4.00% (D), 09/25/2048 (B)	168,780	170,962
Station Place Securitization Trust
Series 2019-4, Class A,
Zero Coupon, 06/24/2020	1,586,000	1,587,154
Series 2019-WL1, Class D,
1-Month LIBOR + 1.20%, 3.22% (D), 08/25/2052 (B)	127,000	127,105
Series 2019-WL1, Class E,
1-Month LIBOR + 1.40%, 3.42% (D), 08/25/2052 (B)	253,000	253,208
Towd Point HE Trust
Series 2019-HE1, Class A1,
1-Month LIBOR + 0.90%, 2.92% (D), 04/25/2048 (B)	442,639	442,688
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ,
6.29% (D), 05/15/2046	28,661	28,906
Wells Fargo Mortgage-Backed Securities Trust
Series 2018-1, Class A17,
3.50% (D), 07/25/2047 (B)	163,986	165,741

Total Mortgage-Backed Securities (Cost $11,526,432)		11,597,209

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.6%
Federal Home Loan Mortgage Corp.
2.50%, 11/01/2031 - 12/01/2033	3,205,604	3,237,211
3.00%, 02/01/2031 - 10/01/2049	9,690,916	9,939,351
3.50%, 02/01/2043 - 09/01/2049	18,951,214	19,761,315
4.00%, 05/01/2046 - 01/01/2049	8,373,119	8,745,718
4.00%, 08/01/2048	1,427,041	1,530,957
4.50%, 05/01/2038 - 12/01/2048	4,188,960	4,440,818
5.00%, 09/01/2048	82,995	89,182
6.00%, 04/01/2040	85,691	99,336
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month LIBOR + 1.20%, 3.22% (D), 07/25/2029	169,650	170,032

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes (continued)
1-Month LIBOR + 1.80%, 3.82% (D), 07/25/2030	$ 455,430	$ 455,429
Federal National Mortgage Association
1-Month LIBOR + 0.60%, 2.62% (D), 07/25/2030	212,161	212,077
1-Month LIBOR + 0.72%, 2.74% (D), 01/25/2031	38,489	38,503
1-Month LIBOR + 0.75%, 2.77% (D), 02/25/2030	71,376	71,378
1-Month LIBOR + 0.95%, 2.97% (D), 10/25/2029	55,054	55,142
3.00%, TBA (H)	1,744,000	1,782,695
3.00%, 02/01/2043 - 02/01/2057	9,751,861	9,973,418
1-Month LIBOR + 1.15%, 3.17% (D), 09/25/2029	63,505	63,604
3.50%, 10/01/2042 - 02/01/2057	16,259,949	17,067,905
4.00%, 10/01/2046 - 09/01/2049	13,355,827	14,114,748
4.00%, TBA (H)	6,412,499	6,653,719
1-Month LIBOR + 2.10%, 4.12% (D), 06/25/2039	267,000	267,982
4.50%, 11/01/2038 - 08/01/2048	5,834,732	6,241,962
4.50%, TBA (H)	2,995,000	3,153,599
5.00%, 07/01/2044	871,743	954,617
6.00%, 02/01/2037	3,657	4,236
Federal National Mortgage Association Connecticut Avenue Securities
1-Month LIBOR + 2.00%, 4.02% (D), 03/25/2031	779,553	782,390
1-Month LIBOR + 3.00%, 5.02% (D), 07/25/2024	515,204	540,930
Federal National Mortgage Association REMIC
3.00%, 05/25/2048	986,018	1,013,731
Government National Mortgage Association
3.50%, 05/20/2049 - 06/20/2049	1,609,734	1,645,727
4.00%, 01/15/2045 - 12/15/2047	2,469,605	2,635,998
4.50%, 08/15/2046 - 05/20/2048	2,392,855	2,594,490
4.50%, TBA (H)	1,068,000	1,116,045
5.00%, TBA (H)	4,570,525	4,818,690

Total U.S. Government Agency Obligations (Cost $122,164,940)		124,272,935

U.S. GOVERNMENT OBLIGATIONS - 5.1%
U.S. Treasury - 5.1%
U.S. Treasury Bond
2.25%, 08/15/2049	11,234,000	11,553,906
3.00%, 02/15/2049	334,000	398,230
U.S. Treasury Note
1.38%, 08/31/2026	325,000	319,782
1.63%, 02/15/2026	1,156,000	1,156,452
1.63%, 08/15/2029 (E)	1,321,000	1,314,911
1.75%, 07/31/2021 - 06/30/2024	5,128,000	5,151,855
1.75%, 07/31/2024 (E)	4,719,000	4,760,660
2.00%, 05/31/2024	8,548,700	8,719,340
2.13%, 03/31/2024	93,000	95,249
2.25%, 04/30/2024	863,000	888,991
2.38%, 04/30/2020 - 05/15/2029	16,044,900	16,676,881
2.50%, 01/31/2024	2,000	2,077
2.88%, 11/30/2023 - 05/15/2049	3,252,000	3,676,246

Total U.S. Government Obligations (Cost $54,328,059)		54,714,580

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (I)	7,860,788	$ 7,860,788

Total Other Investment Company (Cost $7,860,788)		7,860,788

Principal	Value
REPURCHASE AGREEMENT - 2.4%

Fixed Income Clearing Corp., 1.05% (I),
dated 09/30/2019, to be repurchased at $26,257,660 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $26,785,282.

$ 26,256,894	$ 26,256,894

Total Repurchase Agreement (Cost $26,256,894)	26,256,894

Total Investments (Cost $922,653,705)	1,099,997,424
Net Other Assets (Liabilities) - (2.4)%	(26,123,034)

Net Assets - 100.0%	$ 1,073,874,390

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$639,133,834	$—	$—	$639,133,834
Convertible Preferred Stock	1,230,463	—	—	1,230,463
Asset-Backed Securities	—	13,089,630	—	13,089,630
Corporate Debt Securities	—	221,841,091	—	221,841,091
Mortgage-Backed Securities	—	11,597,209	—	11,597,209
U.S. Government Agency Obligations	—	124,272,935	—	124,272,935
U.S. Government Obligations	—	54,714,580	—	54,714,580
Other Investment Company	7,860,788	—	—	7,860,788
Repurchase Agreement	—	26,256,894	—	26,256,894

Total Investments	$648,225,085	$451,772,339	$—	$1,099,997,424

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the total value of 144A securities is $62,071,799, representing 5.8% of the Portfolio’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2019, the value of the security is $1,701,000, representing 0.2% of the Portfolio’s net assets.
(D)	Floating or variable rate securities. The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,699,551. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Rates disclosed reflect the yields at September 30, 2019.
(J)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 4.0%
L3 Harris Technologies, Inc.	87,974	$ 18,354,895
Teledyne Technologies, Inc. (A)	82,713	26,632,759

		44,987,654

Airlines - 0.6%
Ryanair Holdings PLC, ADR (A)	108,161	7,179,727

Auto Components - 0.5%
Visteon Corp. (A)	67,210	5,547,513

Banks - 0.4%
SVB Financial Group (A)	23,850	4,983,458

Biotechnology - 2.3%
Celgene Corp. (A)	106,779	10,603,155
Neurocrine Biosciences, Inc. (A)	112,575	10,144,133
Sage Therapeutics, Inc. (A)	18,055	2,532,936
Sarepta Therapeutics, Inc. (A)	34,870	2,626,408

		25,906,632

Capital Markets - 5.5%
Cboe Global Markets, Inc.	67,174	7,718,964
LPL Financial Holdings, Inc.	307,754	25,205,053
MSCI, Inc.	34,292	7,467,083
TD Ameritrade Holding Corp.	481,491	22,485,630

		62,876,730

Commercial Services & Supplies - 3.4%
Cimpress NV (A)	129,472	17,069,589
Edenred	189,264	9,082,876
Ritchie Bros Auctioneers, Inc.	302,604	12,073,900

		38,226,365

Consumer Finance - 0.6%
Synchrony Financial	198,700	6,773,683

Containers & Packaging - 1.4%
Sealed Air Corp.	373,427	15,500,955

Diversified Consumer Services - 1.9%
frontdoor, Inc. (A)	136,068	6,608,823
ServiceMaster Global Holdings, Inc. (A)	272,137	15,212,458

		21,821,281

Electrical Equipment - 2.4%
Sensata Technologies Holding PLC (A)	533,494	26,706,710

Electronic Equipment, Instruments & Components - 5.7%
Belden, Inc.	129,613	6,913,558
Dolby Laboratories, Inc., Class A	178,599	11,544,639
Flex, Ltd. (A)	845,002	8,842,946
National Instruments Corp.	354,044	14,866,308
TE Connectivity, Ltd.	240,891	22,446,223

		64,613,674

Entertainment - 0.6%
Liberty Media Corp. - Liberty Formula One, Class C (A)	154,498	6,425,572

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 4.1%
Crown Castle International Corp.	177,757	$ 24,710,001
Lamar Advertising Co., Class A	270,656	22,174,846

		46,884,847

Health Care Equipment & Supplies - 7.8%
Boston Scientific Corp. (A)	578,223	23,527,894
Cooper Cos., Inc.	75,320	22,370,040
DENTSPLY SIRONA, Inc.	54,207	2,889,775
ICU Medical, Inc. (A)	37,333	5,958,347
STERIS PLC	121,438	17,546,577
Teleflex, Inc.	29,283	9,948,899
Varian Medical Systems, Inc. (A)	54,959	6,545,067

		88,786,599

Hotels, Restaurants & Leisure - 3.4%
Aramark	255,413	11,130,898
Dunkin’ Brands Group, Inc.	200,077	15,878,111
Norwegian Cruise Line Holdings, Ltd. (A)	220,315	11,405,708

		38,414,717

Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	97,182	14,143,868

Insurance - 5.7%
Aon PLC	128,352	24,845,097
Intact Financial Corp.	190,300	19,152,811
WR Berkley Corp.	291,517	21,056,273

		65,054,181

Internet & Direct Marketing Retail - 0.4%
Wayfair, Inc., Class A (A) (B)	39,085	4,382,210

IT Services - 12.5%
Amdocs, Ltd.	277,948	18,375,142
Broadridge Financial Solutions, Inc.	145,405	18,092,744
Euronet Worldwide, Inc. (A)	41,229	6,031,803
Fidelity National Information Services, Inc.	152,478	20,242,979
Gartner, Inc. (A)	59,998	8,579,114
Global Payments, Inc.	159,748	25,399,932
GoDaddy, Inc., Class A (A)	257,458	16,987,079
WEX, Inc. (A)	138,640	28,014,985

		141,723,778

Life Sciences Tools & Services - 5.2%
IQVIA Holdings, Inc. (A)	108,771	16,248,212
PerkinElmer, Inc.	229,553	19,551,029
PRA Health Sciences, Inc. (A)	73,941	7,337,165
Waters Corp. (A)	69,034	15,410,460

		58,546,866

Machinery - 2.7%
Middleby Corp. (A)	61,083	7,140,603
Rexnord Corp. (A)	408,642	11,053,766
Wabtec Corp.	177,116	12,727,556

		30,921,925

Media - 0.9%
Omnicom Group, Inc.	130,433	10,212,904

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 1.2%
Catalent, Inc. (A)	231,515	$ 11,034,005
Elanco Animal Health, Inc. (A)	84,503	2,246,935

		13,280,940

Professional Services - 3.9%
CoStar Group, Inc. (A)	22,687	13,457,928
IHS Markit, Ltd. (A)	159,579	10,672,643
Verisk Analytics, Inc.	126,047	19,933,073

		44,063,644

Road & Rail - 0.9%
Old Dominion Freight Line, Inc.	62,425	10,610,377

Semiconductors & Semiconductor Equipment - 7.8%
KLA Corp.	136,017	21,687,911
Lam Research Corp.	74,536	17,226,015
Microchip Technology, Inc. (B)	273,182	25,381,339
ON Semiconductor Corp. (A)	942,844	18,112,033
Xilinx, Inc.	64,711	6,205,785

		88,613,083

Software - 8.5%
Atlassian Corp. PLC, Class A (A)	92,537	11,607,841
Constellation Software, Inc.	32,657	32,615,096
Intuit, Inc.	22,190	5,901,209
Nice, Ltd., ADR (A)	173,173	24,902,277
SS&C Technologies Holdings, Inc.	423,789	21,854,799

		96,881,222

Specialty Retail - 1.2%
CarMax, Inc. (A)	93,812	8,255,456
Williams-Sonoma, Inc.	84,185	5,722,896

		13,978,352

Textiles, Apparel & Luxury Goods - 1.5%
Gildan Activewear, Inc.	469,343	16,661,676

Trading Companies & Distributors - 0.6%
Ferguson PLC	87,469	6,392,621

Total Common Stocks (Cost $780,891,759)		1,121,103,764

OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (C)	16,312,303	16,312,303

Total Other Investment Company (Cost $16,312,303)		16,312,303

Principal	Value
REPURCHASE AGREEMENT - 1.3%

Fixed Income Clearing Corp., 1.05% (C), dated 09/30/2019, to be repurchased at $14,243,287 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $14,530,117.

$ 14,242,871	$ 14,242,871

Total Repurchase Agreement (Cost $14,242,871)	14,242,871

Total Investments (Cost $811,446,933)	1,151,658,938
Net Other Assets (Liabilities) - (1.5)%	(17,371,024)

Net Assets - 100.0%	$ 1,134,287,914

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,105,628,267	$15,475,497	$—	$1,121,103,764
Other Investment Company	16,312,303	—	—	16,312,303
Repurchase Agreement	—	14,242,871	—	14,242,871

Total Investments	$1,121,940,570	$29,718,368	$—	$1,151,658,938

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,958,811. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 5.3%
Airbus SE	78,171	$ 10,156,139
Boeing Co.	84,582	32,180,913
Safran SA	101,138	15,923,503

		58,260,555

Automobiles - 1.4%
Tesla, Inc. (A) (B)	64,786	15,605,004

Banks - 0.8%
JPMorgan Chase & Co.	80,344	9,455,685

Beverages - 0.5%
Constellation Brands, Inc., Class A	27,341	5,667,242

Biotechnology - 2.5%
BioMarin Pharmaceutical, Inc. (A)	97,213	6,552,156
Exact Sciences Corp. (A)	49,812	4,501,511
Sage Therapeutics, Inc. (A)	31,237	4,382,239
Vertex Pharmaceuticals, Inc. (A)	74,222	12,574,691

		28,010,597

Capital Markets - 1.3%
S&P Global, Inc.	57,918	14,188,752

Entertainment - 4.2%
Netflix, Inc. (A)	110,984	29,701,538
Walt Disney Co.	127,320	16,592,342

		46,293,880

Equity Real Estate Investment Trusts - 1.6%
American Tower Corp.	50,553	11,178,785
Crown Castle International Corp.	49,571	6,890,865

		18,069,650

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	83,139	23,953,177

Health Care Equipment & Supplies - 4.3%
Danaher Corp.	78,464	11,332,556
DexCom, Inc. (A)	42,097	6,282,556
Edwards Lifesciences Corp. (A)	62,282	13,696,435
Intuitive Surgical, Inc. (A)	29,527	15,942,513

		47,254,060

Health Care Providers & Services - 0.1%
Guardant Health, Inc. (A)	24,204	1,544,941

Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc. (A)	16,723	14,055,180
Marriott International, Inc., Class A	79,441	9,880,077

		23,935,257

Interactive Media & Services - 10.5%
Alphabet, Inc., Class A (A)	24,799	30,283,051
Alphabet, Inc., Class C (A)	24,811	30,244,609
Facebook, Inc., Class A (A)	211,319	37,631,687
Tencent Holdings, Ltd.	428,589	18,056,329

		116,215,676

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 8.7%
Alibaba Group Holding, Ltd., ADR (A)	195,226	$ 32,647,644
Amazon.com, Inc. (A)	36,529	63,411,056

		96,058,700

IT Services - 13.7%
Adyen NV (A) (C)	19,908	13,114,713
FleetCor Technologies, Inc. (A)	62,780	18,004,048
Mastercard, Inc., Class A	172,572	46,865,378
PayPal Holdings, Inc. (A)	129,162	13,379,892
Shopify, Inc., Class A (A)	21,572	6,723,130
Square, Inc., Class A (A)	121,078	7,500,782
Twilio, Inc., Class A (A)	59,419	6,533,713
Visa, Inc., Class A	227,284	39,095,121

		151,216,777

Leisure Products - 0.2%
Peloton Interactive, Inc., Class A (A) (B)	93,142	2,337,864

Life Sciences Tools & Services - 1.7%
Illumina, Inc. (A)	62,635	19,054,820

Personal Products - 2.1%
Estee Lauder Cos., Inc., Class A	117,732	23,422,781

Pharmaceuticals - 1.8%
AstraZeneca PLC, ADR	441,040	19,657,153

Road & Rail - 1.4%
Uber Technologies, Inc. (A) (B)	99,964	3,045,903
Union Pacific Corp.	76,108	12,327,974

		15,373,877

Semiconductors & Semiconductor Equipment - 5.4%
Broadcom, Inc.	43,517	12,013,738
NVIDIA Corp.	132,121	22,998,303
QUALCOMM, Inc.	216,073	16,482,048
Universal Display Corp.	16,316	2,739,456
Xilinx, Inc.	54,963	5,270,952

		59,504,497

Software - 15.3%
Adobe, Inc. (A)	112,429	31,058,511
Microsoft Corp.	386,005	53,666,275
salesforce.com, Inc. (A)	292,618	43,436,216
ServiceNow, Inc. (A)	51,793	13,147,653
Splunk, Inc. (A)	115,216	13,579,358
Workday, Inc., Class A (A)	81,531	13,857,009

		168,745,022

Specialty Retail - 1.5%
Home Depot, Inc.	73,704	17,100,802

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	185,992	41,656,628

Textiles, Apparel & Luxury Goods - 6.8%
adidas AG	35,265	10,979,557
Kering SA, ADR	319,504	16,262,754

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica, Inc. (A)	107,748	$ 20,744,723
NIKE, Inc., Class B	290,295	27,264,506

		75,251,540

Total Common Stocks (Cost $912,708,348)		1,097,834,937

OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (D)	17,705,617	17,705,617

Total Other Investment Company (Cost $17,705,617)		17,705,617

Principal	Value
REPURCHASE AGREEMENT - 0.3%

Fixed Income Clearing Corp., 1.05% (D), dated 09/30/2019, to be repurchased at $3,792,661 on 10/01/2019. Collateralized by a U.S. Government Obligation, 2.13%, due 09/30/2021, and with a value of $3,869,753.

$ 3,792,551	$ 3,792,551

Total Repurchase Agreement (Cost $3,792,551)	3,792,551

Total Investments (Cost $934,206,516)	1,119,333,105
Net Other Assets (Liabilities) - (1.2)%	(13,460,373)

Net Assets - 100.0%	$ 1,105,872,732

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,029,604,696	$68,230,241	$—	$1,097,834,937
Other Investment Company	17,705,617	—	—	17,705,617
Repurchase Agreement	—	3,792,551	—	3,792,551

Total Investments	$1,047,310,313	$72,022,792	$—	$1,119,333,105

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $17,325,461. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the value of the 144A security is $13,114,713, representing 1.2% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.7%
International Alternative Fund - 7.3%
Transamerica Unconstrained Bond (A)	9,496,173	$ 93,537,308

International Equity Funds - 11.3%
Transamerica Emerging Markets Equity (A)	2,537,933	24,161,126
Transamerica International Equity (A)	4,242,591	72,845,280
Transamerica International Growth (A)	4,248,726	30,590,824
Transamerica International Small Cap Value (A)	1,485,883	17,919,752

		145,516,982

U.S. Alternative Fund - 3.2%
Transamerica BlackRock Global Real Estate Securities VP (A)	3,121,927	40,803,585

U.S. Equity Funds - 22.4%
Transamerica Jennison Growth VP (A)	3,242,096	30,832,331
Transamerica JPMorgan Enhanced Index VP (A)	5,142,285	102,999,959
Transamerica JPMorgan Mid Cap Value VP (A)	1,221,438	18,810,151
Transamerica Large Cap Value (A)	5,336,720	59,184,221
Transamerica Mid Cap Value Opportunities (A)	1,706,661	20,036,198
Transamerica T. Rowe Price Small Cap VP (A)	1,616,093	24,435,329
Transamerica WMC US Growth VP (A)	1,008,224	30,922,243

		287,220,432

U.S. Fixed Income Funds - 38.1%
Transamerica Core Bond (A)	13,188,351	135,312,480
Transamerica Floating Rate (A)	2,972,238	28,860,427
Transamerica High Yield Bond (A)	1,684,849	15,365,826
Transamerica Intermediate Bond (A)	29,386,294	308,262,226

		487,800,959

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 16.4%
Transamerica PIMCO Total Return VP (A)	17,848,879	$ 210,081,306

Total Investment Companies (Cost $1,250,527,176)		1,264,960,572

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.6%
U.S. Treasury - 0.6%
U.S. Treasury Note 2.00%, 01/31/2020 (B)	$ 8,514,000	8,516,328

Total U.S. Government Obligation (Cost $8,493,462)		8,516,328

REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.05% (C), dated 09/30/2019, to be repurchased at $9,774,212 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $9,973,686.	9,773,927	9,773,927

Total Repurchase Agreement (Cost $9,773,927)		9,773,927

Total Investments (Cost $1,268,794,565)		1,283,250,827
Net Other Assets (Liabilities) - (0.1)%		(1,485,053)

Net Assets - 100.0%		$ 1,281,765,774

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	3,541	12/31/2019	$423,828,027	$421,904,619	$—	$(1,923,408)
CAD Currency	136	12/17/2019	10,322,793	10,285,680	—	(37,113)
S&P 500® E-Mini Index	416	12/20/2019	62,432,737	61,952,800	—	(479,937)

Total					$—	$(2,440,458)

Short Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(1,117)	12/19/2019	$(145,474,012)	$(145,559,063)	$—	$(85,051)
30-Year U.S. Treasury Bond	(467)	12/19/2019	(76,078,447)	(75,799,937)	278,510	—
E-Mini Russell 2000® Index	(149)	12/20/2019	(11,825,715)	(11,361,250)	464,465	—
MSCI EAFE Index	(67)	12/20/2019	(6,387,641)	(6,359,640)	28,001	—
MSCI Emerging Markets Index	(80)	12/20/2019	(4,087,044)	(4,007,600)	79,444	—
U.S. Treasury Ultra Bond	(463)	12/19/2019	(90,213,014)	(88,852,594)	1,360,420	—

Total					$2,210,840	$(85,051)

Total Futures Contracts					$2,210,840	$(2,525,509)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,264,960,572	$—	$—	$1,264,960,572
U.S. Government Obligation	—	8,516,328	—	8,516,328
Repurchase Agreement	—	9,773,927	—	9,773,927

Total Investments	$1,264,960,572	$18,290,255	$—	$1,283,250,827

Other Financial Instruments
Futures Contracts (E)	$2,210,840	$—	$—	$2,210,840

Total Other Financial Instruments	$2,210,840	$—	$—	$2,210,840

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(2,525,509)	$—	$—	$(2,525,509)

Total Other Financial Instruments	$(2,525,509)	$—	$—	$(2,525,509)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2019	Shares as of September 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$—	$36,917,197	$—	$—	$3,886,388	$40,803,585	3,121,927	$354,892	$—
Transamerica Core Bond	141,692,657	3,042,543	(18,013,633)	(1,033,939)	9,624,852	135,312,480	13,188,351	3,042,543	—
Transamerica Emerging Markets Equity	23,171,332	—	—	—	989,794	24,161,126	2,537,933	—	—
Transamerica Floating Rate	39,732,984	1,669,277	(13,437,739)	(222,827)	1,118,732	28,860,427	2,972,238	1,657,337	—
Transamerica High Yield Bond	13,868,912	641,573	(4,491)	(25)	859,857	15,365,826	1,684,849	637,082	—
Transamerica Intermediate Bond	321,774,405	6,769,267	(40,498,689)	271,997	19,945,246	308,262,226	29,386,294	6,769,267	—
Transamerica International Equity	66,014,709	—	—	—	6,830,571	72,845,280	4,242,591	—	—
Transamerica International Growth	35,296,736	—	(9,719,723)	(1,997,174)	7,010,985	30,590,824	4,248,726	—	—
Transamerica International Small Cap Value	16,087,621	3,034,362	(2,974,927)	(72,100)	1,844,796	17,919,752	1,485,883	—	—
Transamerica Jennison Growth VP	34,459,129	4,944,444	(9,117,821)	(54,715)	601,294	30,832,331	3,242,096	136,133	4,808,312
Transamerica JPMorgan Enhanced Index VP	105,434,357	13,097,305	(22,222,491)	4,460,568	2,230,220	102,999,959	5,142,285	1,610,255	11,487,049
Transamerica JPMorgan Mid Cap Value VP	15,755,731	1,926,149	—	—	1,128,271	18,810,151	1,221,438	293,947	1,632,202
Transamerica Large Cap Value	52,244,478	893,317	—	—	6,046,426	59,184,221	5,336,720	893,317	—
Transamerica Mid Cap Value Opportunities	16,776,476	—	—	—	3,259,722	20,036,198	1,706,661	—	—
Transamerica PIMCO Total Return VP	216,811,161	5,195,735	(23,976,228)	(471,852)	12,522,490	210,081,306	17,848,879	5,195,735	—
Transamerica T. Rowe Price Small Cap VP	19,986,614	2,546,083	—	—	1,902,632	24,435,329	1,616,093	—	2,546,083
Transamerica Unconstrained Bond	77,406,431	16,981,312	(3,829,797)	(113,155)	3,092,517	93,537,308	9,496,173	2,519,962	—
Transamerica WMC US Growth VP	28,865,449	2,867,543	(5,148,623)	1,167,363	3,170,511	30,922,243	1,008,224	387,517	2,480,026

Total	$1,225,379,182	$100,526,107	$(148,944,162)	$1,934,141	$86,065,304	$1,264,960,572	109,487,361	$23,497,987	$22,953,672

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $8,046,200.
(C)	Rate disclosed reflects the yield at September 30, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATION:

EAFE	Europe, Australasia and Far East

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.6%
International Alternative Fund - 2.5%
Transamerica Unconstrained Bond (A)	2,365,728	$ 23,302,423

International Equity Funds - 28.3%
Transamerica Emerging Markets Equity (A)	2,909,577	27,699,172
Transamerica International Equity (A)	6,663,473	114,411,837
Transamerica International Growth (A)	13,034,559	93,848,826
Transamerica International Small Cap Value (A)	2,315,419	27,923,956

		263,883,791

U.S. Alternative Fund - 11.1%
Transamerica BlackRock Global Real Estate Securities VP (A)	7,895,869	103,199,003

U.S. Equity Funds - 52.9%
Transamerica Janus Mid-Cap Growth VP (A)	614,397	22,861,715
Transamerica Jennison Growth VP (A)	8,207,041	78,048,958
Transamerica JPMorgan Enhanced Index VP (A)	4,604,644	92,231,028
Transamerica JPMorgan Mid Cap Value VP (A)	500,242	7,703,721
Transamerica Large Cap Value (A)	13,453,393	149,198,130
Transamerica Mid Cap Growth (A)	1,791,615	18,184,888
Transamerica Mid Cap Value Opportunities (A)	1,430,930	16,799,115
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	3,075	1,913
Transamerica T. Rowe Price Small Cap VP (A)	1,822,533	27,556,701
Transamerica WMC US Growth VP (A)	2,594,544	79,574,652

		492,160,821

U.S. Fixed Income Funds - 3.8%
Transamerica Floating Rate (A)	1,975,668	19,183,738
Transamerica High Yield Bond (A)	1,801,403	16,428,795

		35,612,533

Total Investment Companies (Cost $902,717,243)		918,158,571

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.9%
U.S. Treasury - 0.9%
U.S. Treasury Note 2.00%, 01/31/2020 (E)	$ 9,010,000	$ 9,012,464

Total U.S. Government Obligation (Cost $8,984,274)		9,012,464

REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.05% (F), dated 09/30/2019, to be repurchased at $3,292,131 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $3,358,125.	3,292,035	3,292,035

Total Repurchase Agreement (Cost $3,292,035)		3,292,035

Total Investments (Cost $914,993,552)		930,463,070
Net Other Assets (Liabilities) - 0.1%		483,751

Net Assets - 100.0%		$ 930,946,821

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	1,223	12/31/2019	$146,112,055	$145,718,540	$—	$(393,515)
CAD Currency	241	12/17/2019	18,292,593	18,226,830	—	(65,763)
MSCI Emerging Markets Index	568	12/20/2019	29,425,576	28,453,960	—	(971,616)
S&P 500® E-Mini Index	747	12/20/2019	112,108,696	111,246,975	—	(861,721)

Total					$—	$(2,292,615)

Short Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(836)	12/19/2019	$(108,868,707)	$(108,941,250)	$—	$(72,543)
30-Year U.S. Treasury Bond	(250)	12/19/2019	(40,522,154)	(40,578,125)	—	(55,971)
E-Mini Russell 2000® Index	(11)	12/20/2019	(845,493)	(838,750)	6,743	—
MSCI EAFE Index	(194)	12/20/2019	(18,495,558)	(18,414,480)	81,078	—
U.S. Treasury Ultra Bond	(132)	12/19/2019	(25,349,884)	(25,331,625)	18,259	—

Total					$106,080	$(128,514)

Total Futures Contracts					$106,080	$(2,421,129)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$918,156,658	$—	$—	$918,156,658
U.S. Government Obligation	—	9,012,464	—	9,012,464
Repurchase Agreement	—	3,292,035	—	3,292,035

Total	$918,156,658	$12,304,499	$—	$930,461,157

Investment Companies Measured at Net Asset Value (D)				1,913

Total Investments				$930,463,070

Other Financial Instruments
Futures Contracts (H)	$106,080	$—	$—	$106,080

Total Other Financial Instruments	$106,080	$—	$—	$106,080

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(2,421,129)	$—	$—	$(2,421,129)

Total Other Financial Instruments	$(2,421,129)	$—	$—	$(2,421,129)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares, and liquidating trusts of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2019	Shares as of September 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$69,872,984	$29,909,273	$(16,596,114)	$595,466	$19,417,394	$103,199,003	7,895,869	$931,969	$—
Transamerica Emerging Markets Equity	26,564,438	—	—	—	1,134,734	27,699,172	2,909,577	—	—
Transamerica Floating Rate	26,410,782	1,109,580	(8,932,138)	(231,283)	826,797	19,183,738	1,975,668	1,101,643	—
Transamerica High Yield Bond	26,256,619	691,595	(11,438,512)	(638,877)	1,557,970	16,428,795	1,801,403	686,794	—
Transamerica International Equity	100,236,508	5,224,359	(1,437,107)	(140,270)	10,528,347	114,411,837	6,663,473	—	—
Transamerica International Growth	72,751,719	12,536,123	(4,692,084)	(1,009,681)	14,262,749	93,848,826	13,034,559	—	—
Transamerica International Small Cap Value	19,637,551	7,190,532	(1,179,558)	(125,442)	2,400,873	27,923,956	2,315,419	—	—
Transamerica Janus Mid-Cap Growth VP	21,587,968	1,205,427	(4,636,055)	1,296,354	3,408,021	22,861,715	614,397	27,689	1,177,738
Transamerica Jennison Growth VP	77,261,159	12,516,368	(12,542,479)	338,447	475,463	78,048,958	8,207,041	344,608	12,171,760

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2019	Shares as of September 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica JPMorgan Enhanced Index VP	$90,937,525	$11,727,944	$(15,118,704)	$2,661,717	$2,022,546	$92,231,028	4,604,644	$1,441,898	$10,286,047
Transamerica JPMorgan Mid Cap Value VP	6,452,780	788,856	—	—	462,085	7,703,721	500,242	120,387	668,470
Transamerica Large Cap Value	132,924,352	2,251,972	(1,374,200)	196,512	15,199,494	149,198,130	13,453,393	2,251,972	—
Transamerica Mid Cap Growth	—	18,370,899	—	—	(186,011)	18,184,888	1,791,615	—	—
Transamerica Mid Cap Value Opportunities	15,403,366	—	(1,542,755)	84,348	2,854,156	16,799,115	1,430,930	—	—
Transamerica Small Cap Value	15,811,826	—	(18,113,238)	(1,354,918)	3,656,330	—	—	—	—
Transamerica Small Company Growth Liquidating Trust	1,912	—	—	—	1	1,913	3,075	—	—
Transamerica T. Rowe Price Small Cap VP	26,420,019	2,871,320	(4,447,201)	1,318,189	1,394,374	27,556,701	1,822,533	—	2,871,320
Transamerica Unconstrained Bond	26,805,852	7,949,365	(11,963,933)	(824,320)	1,335,459	23,302,423	2,365,728	507,867	—
Transamerica WMC US Growth VP	77,569,313	6,814,712	(15,956,876)	3,154,310	7,993,193	79,574,652	2,594,544	920,933	5,893,781

Total	$832,906,673	$121,158,325	$(129,970,954)	$5,320,552	$88,743,975	$918,158,571	73,984,110	$8,335,760	$33,069,116

(B)	Non-income producing security.
(C)	Restricted security. At September 30, 2019, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$1,913	0.0	%(I)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $8,284,000.
(F)	Rate disclosed reflects the yield at September 30, 2019.
(G)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATION:

EAFE	Europe, Australasia and Far East

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.8%
International Alternative Funds - 5.1%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	11,961	$ 41,129
Transamerica Unconstrained Bond (D)	23,881,901	235,236,729

		235,277,858

International Equity Funds - 20.9%
Transamerica Emerging Markets Equity (D)	14,848,204	141,354,901
Transamerica International Equity (D)	26,550,455	455,871,318
Transamerica International Growth (D)	34,088,895	245,440,041
Transamerica International Small Cap Value (D)	9,893,369	119,314,031

		961,980,291

U.S. Alternative Fund - 8.5%
Transamerica BlackRock Global Real Estate Securities VP (D)	30,032,766	392,528,257

U.S. Equity Funds - 44.4%
Transamerica Janus Mid-Cap Growth VP (D)	4,093,343	152,313,310
Transamerica Jennison Growth VP (D)	24,405,922	232,100,317
Transamerica JPMorgan Enhanced Index VP (D)	31,952,868	640,015,953
Transamerica JPMorgan Mid Cap Value VP (D)	5,565,821	85,713,645
Transamerica Large Cap Value (D)	39,486,439	437,904,603
Transamerica Mid Cap Growth (D)	6,689,918	67,902,672
Transamerica Mid Cap Value Opportunities (D)	6,324,681	74,251,755
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	16,244	10,107
Transamerica T. Rowe Price Small Cap VP (D)	8,813,721	133,263,464
Transamerica WMC US Growth VP (D)	7,190,083	220,519,856

		2,043,995,682

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 14.2%
Transamerica Core Bond (D)	11,716,181	$ 120,208,018
Transamerica Floating Rate (D)	7,535,464	73,169,351
Transamerica High Yield Bond (D)	21,038,406	191,870,264
Transamerica Intermediate Bond (D)	25,739,331	270,005,577

		655,253,210

U.S. Mixed Allocation Fund - 5.7%
Transamerica PIMCO Total Return VP (D)	22,231,488	261,664,610

Total Investment Companies (Cost $4,439,717,370)		4,550,699,908

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.6%
U.S. Treasury - 0.6%
U.S. Treasury Note 2.00%, 01/31/2020 (E)	$ 28,031,000	28,038,665

Total U.S. Government Obligation (Cost $27,990,662)		28,038,665

REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.05% (F), dated 09/30/2019, to be repurchased at $14,368,809 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $14,658,746.	14,368,390	14,368,390

Total Repurchase Agreement (Cost $14,368,390)		14,368,390

Total Investments (Cost $4,482,076,422)		4,593,106,963
Net Other Assets (Liabilities) - 0.3%		15,778,674

Net Assets - 100.0%		$ 4,608,885,637

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	12,704	12/31/2019	$1,520,263,859	$1,513,661,756	$—	$(6,602,103)
CAD Currency	970	12/17/2019	73,625,793	73,361,100	—	(264,693)
MSCI EAFE Index	63	12/20/2019	5,994,265	5,979,960	—	(14,305)
MSCI Emerging Markets Index	394	12/20/2019	19,738,245	19,737,430	—	(815)
S&P 500® E-Mini Index	1,723	12/20/2019	258,586,353	256,597,775	—	(1,988,578)

Total					$—	$(8,870,494)

Short Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(3,871)	12/19/2019	$(504,135,721)	$(504,439,688)	$—	$(303,967)
30-Year U.S. Treasury Bond	(1,769)	12/19/2019	(288,656,068)	(287,130,812)	1,525,256	—
E-Mini Russell 2000® Index	(1,670)	12/20/2019	(131,602,017)	(127,337,500)	4,264,517	—
U.S. Treasury Ultra Bond	(1,616)	12/19/2019	(314,070,440)	(310,120,500)	3,949,940	—

Total					$9,739,713	$(303,967)

Total Futures Contracts					$9,739,713	$(9,174,461)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,550,648,672	$—	$—	$4,550,648,672
U.S. Government Obligation	—	28,038,665	—	28,038,665
Repurchase Agreement	—	14,368,390	—	14,368,390

Total	$4,550,648,672	$42,407,055	$—	$4,593,055,727

Investment Companies Measured at Net Asset Value (C)				51,236

Total Investments				$4,593,106,963

Other Financial Instruments
Futures Contracts (H)	$9,739,713	$—	$—	$9,739,713

Total Other Financial Instruments	$9,739,713	$—	$—	$9,739,713

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(9,174,461)	$—	$—	$(9,174,461)

Total Other Financial Instruments	$(9,174,461)	$—	$—	$(9,174,461)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted securities. At September 30, 2019, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$123,058	$41,129	0.0	%(I)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	10,107	0.0	(I)

Total			$285,495	$51,236	0.0	%(I)

(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Affiliated investment in the Class I2 shares, and liquidating trusts of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2019	Shares as of September 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$187,597,015	$175,505,718	$(30,311,894)	$173,631	$59,563,787	$392,528,257	30,032,766	$3,535,884	$—
Transamerica Core Bond	126,329,428	2,664,699	(16,247,230)	(71,522)	7,532,643	120,208,018	11,716,181	2,664,699	—
Transamerica Emerging Markets Equity	135,564,101	—	—	—	5,790,800	141,354,901	14,848,204	—	—
Transamerica Floating Rate	107,550,845	4,276,947	(41,080,503)	(854,009)	3,276,071	73,169,351	7,535,464	4,246,674	—
Transamerica Global Allocation Liquidating Trust	354,536	—	(301,429)	(300,352)	288,374	41,129	11,961	—	—
Transamerica High Yield Bond	182,078,848	8,076,694	(9,405,184)	672,710	10,447,196	191,870,264	21,038,406	8,020,621	—
Transamerica Intermediate Bond	301,452,288	5,910,958	(55,071,643)	129,666	17,584,308	270,005,577	25,739,331	5,910,958	—
Transamerica International Equity	420,782,245	—	(8,474,054)	(313,261)	43,876,388	455,871,318	26,550,455	—	—
Transamerica International Growth	278,842,667	—	(73,302,559)	(17,251,677)	57,151,610	245,440,041	34,088,895	—	—
Transamerica International Small Cap Value	107,441,989	—	—	—	11,872,042	119,314,031	9,893,369	—	—
Transamerica Janus Mid-Cap Growth VP	142,840,793	8,031,003	(30,396,235)	12,677,591	19,160,158	152,313,310	4,093,343	184,469	7,846,534
Transamerica Jennison Growth VP	245,344,151	37,220,905	(53,893,985)	7,947,908	(4,518,662)	232,100,317	24,405,922	1,024,786	36,196,119
Transamerica JPMorgan Enhanced Index VP	681,680,724	84,209,525	(163,583,092)	26,587,969	11,120,827	640,015,953	31,952,868	10,353,182	73,856,343
Transamerica JPMorgan Mid Cap Value VP	71,795,334	8,777,030	—	—	5,141,281	85,713,645	5,565,821	1,339,450	7,437,579
Transamerica Large Cap Value	448,711,092	6,793,929	(70,455,393)	6,638,518	46,216,457	437,904,603	39,486,439	6,793,929	—
Transamerica Mid Cap Growth	—	68,597,411	—	—	(694,739)	67,902,672	6,689,918	—	—
Transamerica Mid Cap Value Opportunities	76,032,467	—	(15,990,037)	1,804,872	12,404,453	74,251,755	6,324,681	—	—
Transamerica PIMCO Total Return VP	262,273,415	6,558,438	(22,004,230)	(420,440)	15,257,427	261,664,610	22,231,488	6,558,438	—
Transamerica Small Cap Value	66,263,833	—	(75,904,602)	(10,278,933)	19,919,702	—	—	—	—
Transamerica Small Company Growth Liquidating Trust	10,100	—	—	—	7	10,107	16,244	—	—
Transamerica T. Rowe Price Small Cap VP	114,928,664	13,885,626	(6,937,335)	2,113,124	9,273,385	133,263,464	8,813,721	—	13,885,626
Transamerica Unconstrained Bond	201,895,920	45,117,940	(20,060,621)	(661,832)	8,945,322	235,236,729	23,881,901	6,235,738	—
Transamerica WMC US Growth VP	232,676,761	19,883,632	(64,265,449)	11,723,216	20,501,696	220,519,856	7,190,083	2,687,052	17,196,580

Total	$4,392,447,216	$495,510,455	$(757,685,475)	$40,317,179	$380,110,533	$4,550,699,908	362,107,461	$59,555,880	$156,418,781

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $23,732,488.
(F)	Rate disclosed reflects the yield at September 30, 2019.
(G)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATION:

EAFE	Europe, Australasia and Far East

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.1%
International Alternative Funds - 6.1%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	6,235	$ 21,441
Transamerica Unconstrained Bond (D)	39,233,104	386,446,078

		386,467,519

International Equity Funds - 14.8%
Transamerica Emerging Markets Equity (D)	15,279,646	145,462,234
Transamerica International Equity (D)	25,997,925	446,384,375
Transamerica International Growth (D)	32,633,005	234,957,635
Transamerica International Small Cap Value (D)	8,700,125	104,923,507

		931,727,751

U.S. Alternative Fund - 3.4%
Transamerica BlackRock Global Real Estate Securities VP (D)	16,465,208	215,200,272

U.S. Equity Funds - 36.8%
Transamerica Janus Mid-Cap Growth VP (D)	4,927,094	183,337,162
Transamerica Jennison Growth VP (D)	28,674,669	272,696,098
Transamerica JPMorgan Enhanced Index VP (D)	37,202,844	745,172,961
Transamerica JPMorgan Mid Cap Value VP (D)	4,027,063	62,016,777
Transamerica Large Cap Value (D)	44,472,447	493,199,436
Transamerica Mid Cap Growth (D)	6,109,369	62,010,091
Transamerica Mid Cap Value Opportunities (D)	8,947,216	105,040,320
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	5,959	3,708
Transamerica T. Rowe Price Small Cap VP (D)	8,738,268	132,122,615
Transamerica WMC US Growth VP (D)	8,500,963	260,724,549

		2,316,323,717

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 26.9%
Transamerica Core Bond (D)	38,216,418	$ 392,100,453
Transamerica Floating Rate (D)	11,761,246	114,201,697
Transamerica High Yield Bond (D)	24,457,119	223,048,927
Transamerica Intermediate Bond (D)	91,798,598	962,967,298

		1,692,318,375

U.S. Mixed Allocation Fund - 11.1%
Transamerica PIMCO Total Return VP (D)	59,230,384	697,141,624

Total Investment Companies (Cost $6,123,738,385)		6,239,179,258

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.5%
U.S. Treasury - 0.5%
U.S. Treasury Note 2.00%, 01/31/2020 (E)	$ 33,907,000	33,916,271

Total U.S. Government Obligation (Cost $33,843,698)		33,916,271

REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.05% (F), dated 09/30/2019, to be repurchased at $23,013,358 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $23,474,772.	23,012,687	23,012,687

Total Repurchase Agreement (Cost $23,012,687)		23,012,687

Total Investments (Cost $6,180,594,770)		6,296,108,216
Net Other Assets (Liabilities) - (0.0)% (G)		(1,178,393)

Net Assets - 100.0%		$ 6,294,929,823

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	15,058	12/31/2019	$1,802,309,947	$1,794,137,179	$—	$(8,172,768)
CAD Currency	779	12/17/2019	59,128,345	58,915,770	—	(212,575)
MSCI EAFE Index	308	12/20/2019	29,274,933	29,235,360	—	(39,573)
MSCI Emerging Markets Index	232	12/20/2019	11,622,520	11,622,040	—	(480)
S&P 500® E-Mini Index	2,035	12/20/2019	305,408,476	303,062,375	—	(2,346,101)

Total					$—	$(10,771,497)

Short Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(4,078)	12/19/2019	$(530,253,512)	$(531,414,375)	$—	$(1,160,863)
30-Year U.S. Treasury Bond	(2,314)	12/19/2019	(378,012,154)	(375,591,125)	2,421,029	—
E-Mini Russell 2000® Index	(1,962)	12/20/2019	(155,295,040)	(149,602,500)	5,692,540	—
U.S. Treasury Ultra Bond	(1,783)	12/19/2019	(348,233,274)	(342,168,844)	6,064,430	—

Total					$14,177,999	$(1,160,863)

Total Futures Contracts					$14,177,999	$(11,932,360)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$6,239,154,109	$—	$—	$6,239,154,109
U.S. Government Obligation	—	33,916,271	—	33,916,271
Repurchase Agreement	—	23,012,687	—	23,012,687

Total	$6,239,154,109	$56,928,958	$—	$6,296,083,067

Investment Companies Measured at Net Asset Value (C)				25,149

Total Investments				$6,296,108,216

Other Financial Instruments
Futures Contracts (I)	$14,177,999	$—	$—	$14,177,999

Total Other Financial Instruments	$14,177,999	$—	$—	$14,177,999

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(11,932,360)	$—	$—	$(11,932,360)

Total Other Financial Instruments	$(11,932,360)	$—	$—	$(11,932,360)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted securities. At September 30, 2019, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$64,152	$21,441	0.0	%(G)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	3,708	0.0	(G)

Total			$123,746	$25,149	0.0	%(G)

(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Affiliated investment in the Class I2 shares, and liquidating trusts of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2019	Shares as of September 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$—	$193,649,735	$—	$—	$21,550,537	$215,200,272	16,465,208	$1,871,721	$—
Transamerica Core Bond	384,860,185	8,317,267	(24,280,799)	(2,253,635)	25,457,435	392,100,453	38,216,418	8,317,266	—
Transamerica Emerging Markets Equity	139,503,172	—	—	—	5,959,062	145,462,234	15,279,646	—	—
Transamerica Floating Rate	157,224,550	6,605,378	(53,173,351)	(1,604,000)	5,149,120	114,201,697	11,761,246	6,558,129	—
Transamerica Global Allocation Liquidating Trust	184,825	—	(157,139)	(156,578)	150,333	21,441	6,235	—	—
Transamerica High Yield Bond	201,319,851	9,313,008	(65,185)	(3,148)	12,484,401	223,048,927	24,457,119	9,247,824	—
Transamerica Intermediate Bond	971,445,954	20,539,431	(89,760,105)	(198,883)	60,940,901	962,967,298	91,798,598	20,539,431	—
Transamerica International Equity	393,137,695	12,568,551	—	—	40,678,129	446,384,375	25,997,925	—	—
Transamerica International Growth	258,208,140	—	(60,789,830)	(12,545,845)	50,085,170	234,957,635	32,633,005	—	—
Transamerica International Small Cap Value	94,483,357	—	—	—	10,440,150	104,923,507	8,700,125	—	—
Transamerica Janus Mid-Cap Growth VP	150,013,625	10,165,900	(9,476,063)	3,904,011	28,729,689	183,337,162	4,927,094	233,507	9,932,393
Transamerica Jennison Growth VP	287,788,619	43,731,072	(60,421,516)	4,843,542	(3,245,619)	272,696,098	28,674,669	1,204,028	42,527,044
Transamerica JPMorgan Enhanced Index VP	606,860,882	148,056,444	(37,808,197)	7,499,717	20,564,115	745,172,961	37,202,844	11,649,695	83,105,263
Transamerica JPMorgan Mid Cap Value VP	51,946,400	6,350,483	—	—	3,719,894	62,016,777	4,027,063	969,138	5,381,345
Transamerica Large Cap Value	451,426,090	7,486,751	(18,654,595)	(434,447)	53,375,637	493,199,436	44,472,447	7,486,751	—
Transamerica Mid Cap Growth	—	62,640,019	—	—	(629,928)	62,010,091	6,109,369	—	—
Transamerica Mid Cap Value Opportunities	87,951,136	—	—	—	17,089,184	105,040,320	8,947,216	—	—
Transamerica PIMCO Total Return VP	702,557,944	17,344,140	(61,582,099)	(4,270,027)	43,091,666	697,141,624	59,230,384	17,344,140	—
Transamerica Small Cap Value	50,696,738	—	(58,072,732)	(6,832,017)	14,208,011	—	—	—	—
Transamerica Small Company Growth Liquidating Trust	3,706	—	—	—	2	3,708	5,959	—	—
Transamerica T. Rowe Price Small Cap VP	114,741,532	14,616,855	(8,212,590)	1,073,788	9,903,030	132,122,615	8,738,268	—	14,616,856
Transamerica Unconstrained Bond	310,230,362	74,070,422	(9,801,380)	(246,126)	12,192,800	386,446,078	39,233,104	10,211,462	—
Transamerica WMC US Growth VP	264,066,865	23,135,525	(62,164,256)	10,466,334	25,220,081	260,724,549	8,500,963	3,126,510	20,009,015

Total	$5,678,651,628	$658,590,981	$(554,419,837)	$(757,314)	$457,113,800	$6,239,179,258	515,384,905	$98,759,602	$175,571,916

(E)	All or a portion of the security has been segregated by the custodianby the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $27,837,610.
(F)	Rate disclosed reflects the yield at September 30, 2019.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATION:

EAFE	Europe, Australasia and Far East

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.4%
Ally Auto Receivables Trust
Series 2016-2, Class A4,
1.60%, 01/15/2021	$ 80,263	$ 80,241
American Credit Acceptance Receivables Trust
Series 2016-3, Class C,
4.26%, 08/12/2022 (A)	226,909	228,226
Series 2016-4, Class C,
2.91%, 02/13/2023 (A)	58,096	58,121
Series 2018-2, Class B,
3.46%, 08/10/2022 (A)	520,741	521,710
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (A)	458,372	482,286
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	166,984
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	196,956
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	873,275	908,413
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (A)	1,200,000	1,265,916
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	319,295
Series 2015-SFR2, Class D,
5.04%, 10/17/2052 (A)	700,000	765,604
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (A)	430,000	482,561
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (A)	350,000	355,651
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	500,000	499,401
Series 2017-1, Class B,
2.30%, 02/18/2022	269,000	268,975
Series 2017-1, Class C,
2.71%, 08/18/2022	144,000	145,111
Series 2017-1, Class D,
3.13%, 01/18/2023	323,000	327,819
ARIVO
Series 2018-1, Class A,
5.17%, 10/31/2019 (B) (C)	799,535	799,535
Axis Equipment Finance Receivables IV LLC
Series 2016-1A, Class A,
2.21%, 11/20/2021 (A)	11,200	11,198
B2R Mortgage Trust
Series 2015-2, Class A,
3.34%, 11/15/2048 (A)	274,987	275,212
Series 2016-1, Class A,
2.57%, 06/15/2049 (A)	424,722	423,547
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (A)	551,592	557,002
Series 2018-2, Class A,
4.45%, 06/15/2033 (A)	672,484	684,377
Series 2019-1, Class A,
4.21%, 07/15/2034 (A)	1,544,186	1,584,623
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	16,377	16,377

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Cabela’s Credit Card Master Note Trust
Series 2015-1A, Class A1,
2.26%, 03/15/2023	$ 600,000	$ 600,215
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (B) (C) (D)	1,078,746	1,076,386
Capital Auto Receivables Asset Trust
Series 2018-1, Class A3,
2.79%, 01/20/2022 (A)	1,152,377	1,155,552
Capital One Multi-Asset Execution Trust
Series 2016-A6, Class A6,
1.82%, 09/15/2022	350,000	349,889
CarMax Auto Owner Trust
Series 2016-2, Class A3,
1.52%, 02/16/2021	6,837	6,834
Series 2016-4, Class A4,
1.60%, 06/15/2022	200,000	199,131
Carnow Auto Receivables Trust
Series 2018-1A, Class B,
4.26%, 09/15/2023 (A)	1,560,000	1,580,563
Carvana Auto Receivables Trust
Series 2019-2A, Class C,
3.00%, 06/17/2024 (A)	1,350,000	1,358,627
Series 2019-3A, Class D,
3.04%, 04/15/2025 (A)	1,620,000	1,622,924
Chase Funding Loan Acquisition Trust
Series 2003-C2, Class 1A,
4.75%, 12/25/2019	2,816	2,806
Chase Funding Trust
Series 2003-6, Class 1A7,
5.03% (E), 11/25/2034	35,342	37,013
CIG Auto Receivables Trust
Series 2017-1A, Class A,
2.71%, 05/15/2023 (A)	97,529	97,630
CLUB Credit Trust
Series 2017-P2, Class A,
2.61%, 01/15/2024 (A)	91,933	91,958
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (A)	219,287	219,336
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (A)	690,000	730,330
CPS Auto Receivables Trust
Series 2014-C, Class C,
3.77%, 08/17/2020 (A)	9,896	9,897
Series 2014-D, Class C,
4.35%, 11/16/2020 (A)	27,814	27,873
Series 2015-C, Class D,
4.63%, 08/16/2021 (A)	344,000	346,473
Series 2016-C, Class C,
3.27%, 06/15/2022 (A)	332,065	332,574
Series 2017-C, Class C,
2.86%, 06/15/2023 (A)	767,000	767,941
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A,
2.56%, 10/15/2025 (A)	116,896	116,943
Series 2017-1A, Class B,
3.04%, 12/15/2025 (A)	250,000	250,934
Series 2017-1A, Class C,
3.48%, 02/17/2026 (A)	250,000	250,747
Series 2017-2A, Class B,
3.02%, 04/15/2026 (A)	1,260,000	1,266,356
Series 2018-1A, Class A,
3.01%, 02/16/2027 (A)	413,000	415,480
Series 2019-1A, Class A,
3.33%, 02/15/2028 (A)	825,000	842,908

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CSMA SFR Holdings LLC
Series 2019-1, Class A,
2.00%, 04/25/2023	$ 1,073,562	$ 1,073,454
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	226,949	229,181
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	446,804	455,686
Drive Auto Receivables Trust
Series 2015-BA, Class D,
3.84%, 07/15/2021 (A)	66,967	67,018
Series 2015-DA, Class D,
4.59%, 01/17/2023 (A)	201,427	202,207
Series 2016-CA, Class D,
4.18%, 03/15/2024 (A)	648,000	657,849
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	1,520,000	1,537,080
Series 2017-AA, Class C,
2.98%, 01/18/2022 (A)	67,771	67,839
Series 2017-AA, Class D,
4.16%, 05/15/2024 (A)	372,000	377,996
Series 2018-4, Class C,
3.66%, 11/15/2024	944,000	955,238
Series 2019-1, Class D,
4.09%, 06/15/2026	340,000	352,094
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022	600,000	600,217
DT Auto Owner Trust
Series 2016-4A, Class D,
3.77%, 10/17/2022 (A)	263,729	265,097
Series 2017-1A, Class D,
3.55%, 11/15/2022 (A)	339,000	341,252
Series 2017-2A, Class C,
3.03%, 01/17/2023 (A)	125,928	125,992
Series 2017-3A, Class D,
3.58%, 05/15/2023 (A)	305,000	307,476
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (A)	45,315	45,333
Exeter Automobile Receivables Trust
Series 2016-1A, Class C,
5.52%, 10/15/2021 (A)	217,734	219,131
Series 2016-3A, Class B,
2.84%, 08/16/2021 (A)	54,652	54,685
Series 2017-1A, Class C,
3.95%, 12/15/2022 (A)	180,000	182,108
Series 2017-3A, Class A,
2.05%, 12/15/2021 (A)	20,875	20,871
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	658,000	670,523
Series 2018-4A, Class B,
3.64%, 11/15/2022 (A)	353,000	356,163
Series 2019-3A, Class D,
3.11%, 08/15/2025 (A)	1,180,000	1,192,005
First Investors Auto Owner Trust
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (A)	625,000	625,260
Flagship Credit Auto Trust
Series 2015-3, Class B,
3.68%, 03/15/2022 (A)	50,943	51,012
Series 2015-3, Class C,
4.65%, 03/15/2022 (A)	126,000	127,672
Series 2016-1, Class C,
6.22%, 06/15/2022 (A)	600,000	619,946
Series 2016-4, Class C,
2.71%, 11/15/2022 (A)	423,000	424,815

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Fort Cre LLC
1-Month LIBOR + 2.83%, 4.96% (E), 11/16/2035 (A)	$ 1,535,000	$ 1,534,567
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (A)	501,996	513,808
Freedom Financial Trust
Series 2018-1, Class A,
3.61%, 07/18/2024 (A)	212,680	213,668
Series 2018-2, Class A,
3.99%, 10/20/2025 (A)	506,132	509,837
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2020	883,387	883,483
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class A,
3.37%, 01/17/2023 (A)	305,028	307,428
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	67,233	67,248
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051	1,355,922	1,341,201
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	172,352	179,364
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	748,582	764,670
Hero Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	537,975	566,754
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	644,450	674,020
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	184,799	185,273
Kabbage Funding LLC
Series 2019-1, Class A,
3.83%, 03/15/2024 (A)	1,400,000	1,415,270
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
1.06% (E), 08/25/2038 (A)	626,267	14,642
Series 2013-2, Class A,
1.77% (E), 03/25/2039 (A)	600,651	25,570
Series 2014-2, Class A,
2.93% (E), 04/25/2040 (A)	262,833	21,425
Legacy Mortgage Asset Trust
Series 2019-GS5, Class A1,
3.20% (E), 05/25/2059 (A)	2,068,535	2,075,817
LV Tower 52
Series 2013-1, Class A,
5.75%, 07/15/2019 (A)	733,387	740,347
Mariner Finance Issuance Trust
Series 2019-AA, Class B,
3.51%, 07/20/2032 (A)	785,000	791,235
Series 2019-AA, Class C,
4.01%, 07/20/2032 (A)	2,060,000	2,077,674
Marlette Funding Trust
Series 2018-1A, Class A,
2.61%, 03/15/2028 (A)	53,037	53,045
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class A,
3.50%, 04/18/2022 (A)	351,000	352,481
OneMain Financial Issuance Trust
Series 2016-1A, Class A,
3.66%, 02/20/2029 (A)	181,816	182,445

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (A)	$ 1,165,000	$ 1,182,791
Oportun Funding VI LLC
Series 2017-A, Class A,
3.23%, 06/08/2023 (A)	405,000	404,917
Oportun Funding VII LLC
Series 2017-B, Class A,
3.22%, 10/10/2023 (A)	309,000	309,708
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (A)	655,000	662,234
Orange Lake Timeshare Trust
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	2,246,314	2,284,904
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL4, Class A1,
4.83% (E), 09/25/2058 (A)	482,271	484,906
Progress Residential Trust
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (A)	1,729,127	1,725,292
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (A)	300,000	300,095
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (A)	200,000	200,335
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (A)	642,000	661,847
Purchasing Power Funding LLC
Series 2018-A, Class A,
3.34%, 08/15/2022 (A)	1,550,000	1,552,518
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	222,604	230,964
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (A)	720,455	727,552
Santander Drive Auto Receivables Trust
Series 2015-5, Class E,
4.67%, 02/15/2023 (A)	1,560,000	1,568,856
Series 2019-1, Class C,
3.42%, 04/15/2025	730,000	743,876
Santander Retail Auto Lease Trust
Series 2018-A, Class A3,
2.93%, 05/20/2021 (A)	619,000	621,510
SART
4.75%, 06/15/2025	1,388,611	1,418,855
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2,
3.31% (E), 01/25/2036	19,132	17,067
Sofi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (A)	57,368	57,516
Synchrony Card Funding LLC
Series 2019-A1, Class A,
2.95%, 03/15/2025	1,593,000	1,627,116
Series 2019-A2, Class A,
2.34%, 06/15/2025	1,700,000	1,714,051
Synchrony Card Issuance Trust
Series 2018-A1, Class A1,
3.38%, 09/15/2024	750,000	769,274
Toyota Auto Receivables Owner Trust
Series 2016-A, Class A4,
1.47%, 09/15/2021	111,569	111,401
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (A)	310,053	312,491

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Tricolor Auto Securitization Trust (continued)
Series 2018-2A, Class A,
3.96%, 10/15/2021 (A)	$ 696,360	$ 699,547
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (A)	371,358	370,794
Upgrade Receivables Trust
Series 2018-1A, Class A,
3.76%, 11/15/2024 (A)	155,947	156,446
US Auto Funding LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (A)	561,337	574,252
Series 2019-1A, Class B,
3.99%, 12/15/2022 (A)	1,200,000	1,220,632
Verizon Owner Trust
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (A)	1,033,000	1,032,764
Veros Automobile Receivables Trust
Series 2018-1, Class B,
4.05%, 02/15/2024 (A)	1,250,000	1,264,746
VM Debt Trust
7.50%, 06/15/2024	1,000,000	1,000,000
VOLT LXIV LLC
Series 2017-NP11, Class A1,
3.38% (E), 10/25/2047 (A)	660,462	661,471
VOLT LXIX LLC
Series 2018-NPL5, Class A1A,
4.21% (E), 08/25/2048 (A)	371,796	372,762
VOLT LXX LLC
Series 2018-NPL6, Class A1A,
4.11% (E), 09/25/2048 (A)	397,757	398,911
VOLT LXXII LLC
Series 2018-NPL8, Class A1A,
4.21% (E), 10/26/2048 (A)	1,213,584	1,217,803
VOLT LXXV LLC
Series 2019-NPL1, Class A1A,
4.34% (E), 01/25/2049 (A)	920,215	926,500
VSE Voi Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	319,540	330,349
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (A)	208,261	209,101
Westlake Automobile Receivables Trust
Series 2016-2A, Class D,
4.10%, 06/15/2021 (A)	107,709	107,922
Series 2016-3A, Class C,
2.46%, 01/18/2022 (A)	102,559	102,562
Series 2017-1A, Class C,
2.70%, 10/17/2022 (A)	116,679	116,748
World Financial Network Credit Card Master Trust
3.14%, 12/15/2025	730,000	746,181
World Omni Auto Receivables Trust
Series 2015-B, Class A4,
1.84%, 01/17/2022	52,838	52,826
Series 2016-B, Class A4,
1.48%, 11/15/2022	150,000	149,144

Total Asset-Backed Securities (Cost $83,582,145)		84,280,470

CORPORATE DEBT SECURITIES - 25.3%
Aerospace & Defense - 0.4%
Airbus Finance BV
2.70%, 04/17/2023 (A)	43,000	43,676
Airbus SE
3.15%, 04/10/2027 (A)	164,000	171,228

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
Boeing Co.
3.95%, 08/01/2059	$ 425,000	$ 466,875
L3 Harris Technologies, Inc.
3.83%, 04/27/2025	200,000	213,591
Lockheed Martin Corp.
4.50%, 05/15/2036	100,000	120,088
Northrop Grumman Corp.
3.25%, 01/15/2028	150,000	157,425
3.85%, 04/15/2045	38,000	41,898
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	40,000	58,164
Precision Castparts Corp.
3.25%, 06/15/2025	113,000	118,987
4.20%, 06/15/2035	170,000	189,540
Rockwell Collins, Inc.
3.20%, 03/15/2024	70,000	72,704
United Technologies Corp.
3.65%, 08/16/2023	64,000	67,727
3.75%, 11/01/2046	155,000	170,558
3.95%, 08/16/2025	60,000	65,733
4.15%, 05/15/2045	163,000	186,952
4.45%, 11/16/2038	60,000	71,340
4.50%, 06/01/2042	241,000	288,609
5.70%, 04/15/2040	265,000	353,077

		2,858,172

Air Freight & Logistics - 0.0% (F)
FedEx Corp.
3.90%, 02/01/2035	96,000	98,216

Airlines - 0.7%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	151,808	156,562
3.55%, 07/15/2031 (A)	215,378	219,572
4.13%, 11/15/2026 (A)	186,633	197,663
American Airlines Pass-Through Trust
3.00%, 04/15/2030	377,628	384,576
3.38%, 11/01/2028	200,695	207,358
3.50%, 08/15/2033	530,000	549,504
3.65%, 12/15/2029 - 08/15/2030	142,860	151,054
3.70%, 04/15/2027 - 04/01/2028	347,478	353,466
4.95%, 07/15/2024	99,322	104,109
British Airways Pass-Through Trust
3.30%, 06/15/2034 (A)	285,000	297,094
4.13%, 03/20/2033 (A)	295,446	311,045
Continental Airlines Pass-Through Trust
5.98%, 10/19/2023	33,325	35,168
Delta Air Lines Pass-Through Trust
3.63%, 01/30/2029	330,714	352,282
4.75%, 11/07/2021	41,026	41,530
Southwest Airlines Co.
2.75%, 11/06/2019	163,000	163,033
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	141,426	147,419
United Airlines Pass-Through Trust
3.45%, 01/07/2030	124,331	128,807
3.65%, 07/07/2027	142,931	145,234
4.15%, 02/25/2033	335,000	365,710
4.55%, 02/25/2033	300,000	332,526
US Airways Pass-Through Trust
5.90%, 04/01/2026	309,794	344,862

		4,988,574

Automobiles - 0.1%
General Motors Co.
6.60%, 04/01/2036	240,000	274,977

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 4.6%
ABN AMRO Bank NV
2.45%, 06/04/2020 (A)	$ 319,000	$ 319,367
4.75%, 07/28/2025 (A)	200,000	215,197
AIB Group PLC
4.75%, 10/12/2023 (A)	290,000	306,672
ASB Bank, Ltd.
3.13%, 05/23/2024 (A)	465,000	479,422
Australia & New Zealand Banking Group, Ltd.
4.88%, 01/12/2021 (A)	100,000	103,545
Bank of America Corp.
Fixed until 04/24/2022, 2.88% (E), 04/24/2023	395,000	400,780
Fixed until 12/20/2022, 3.00% (E), 12/20/2023	237,000	242,040
Fixed until 10/01/2024, 3.09% (E), 10/01/2025, MTN	198,000	203,714
3.25%, 10/21/2027, MTN	942,000	979,144
Fixed until 01/23/2025, 3.37% (E), 01/23/2026	200,000	208,027
Fixed until 12/20/2027, 3.42% (E), 12/20/2028	430,000	449,092
Fixed until 03/05/2023, 3.55% (E), 03/05/2024	126,000	130,947
Fixed until 04/24/2027, 3.71% (E), 04/24/2028	700,000	744,506
3.95%, 04/21/2025, MTN	368,000	389,981
Fixed until 03/05/2028, 3.97% (E), 03/05/2029, MTN	300,000	325,052
4.00%, 01/22/2025, MTN	400,000	424,734
Fixed until 04/23/2039, 4.08% (E), 04/23/2040, MTN	240,000	268,414
4.25%, 10/22/2026, MTN	284,000	306,636
Fixed until 03/15/2049, 4.33% (E), 03/15/2050, MTN	240,000	282,792
Bank of Montreal
2.35%, 09/11/2022, MTN	150,000	151,649
Fixed until 12/15/2027, 3.80% (E), 12/15/2032	110,000	114,084
Bank of Nova Scotia
4.50%, 12/16/2025	290,000	315,442
Barclays PLC
3.65%, 03/16/2025	200,000	204,680
Fixed until 02/15/2022, 4.61% (E), 02/15/2023	300,000	311,534
BB&T Corp.
3.75%, 12/06/2023, MTN	300,000	317,441
5.25%, 11/01/2019	30,000	30,072
BBVA
3.50%, 06/11/2021	250,000	254,135
BNZ International Funding, Ltd.
2.10%, 09/14/2021 (A)	310,000	309,129
2.65%, 11/03/2022 (A)	250,000	252,657
BPCE SA
4.00%, 09/12/2023 (A)	250,000	263,358
4.63%, 07/11/2024 (A)	200,000	213,134
Citigroup, Inc.
2.35%, 08/02/2021	154,000	154,640
2.65%, 10/26/2020	350,000	352,143
2.70%, 03/30/2021	108,000	109,013
2.75%, 04/25/2022	350,000	355,210
Fixed until 01/24/2022, 3.14% (E), 01/24/2023	213,000	216,881
3.20%, 10/21/2026	162,000	167,465

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc. (continued)
Fixed until 04/24/2024, 3.35% (E), 04/24/2025	$ 175,000	$ 181,319
3.40%, 05/01/2026	150,000	156,676
Fixed until 07/24/2027, 3.67% (E), 07/24/2028	200,000	211,730
3.70%, 01/12/2026	400,000	424,769
3.88%, 03/26/2025	100,000	105,228
Fixed until 03/20/2029, 3.98% (E), 03/20/2030	400,000	434,946
4.40%, 06/10/2025	215,000	231,424
4.45%, 09/29/2027	48,000	52,372
4.65%, 07/23/2048	275,000	336,548
4.75%, 05/18/2046	140,000	163,273
5.30%, 05/06/2044	34,000	42,271
8.13%, 07/15/2039	28,000	45,906
Citizens Financial Group, Inc.
2.38%, 07/28/2021	39,000	39,100
4.30%, 12/03/2025	58,000	62,017
Commonwealth Bank of Australia
2.85%, 05/18/2026 (A)	230,000	236,560
3.45%, 03/16/2023 (A)	230,000	240,237
4.50%, 12/09/2025 (A)	200,000	215,953
Cooperatieve Rabobank UA
3.75%, 07/21/2026	455,000	472,010
Credit Agricole SA
3.88%, 04/15/2024 (A)	255,000	272,035
Danske Bank A/S
2.00%, 09/08/2021 (A)	200,000	198,637
2.70%, 03/02/2022 (A)	200,000	200,859
Discover Bank
4.20%, 08/08/2023	250,000	265,770
Fifth Third Bancorp
3.95%, 03/14/2028 (G)	160,000	175,126
Fifth Third Bank
2.88%, 10/01/2021	204,000	206,588
HSBC Holdings PLC
Fixed until 05/18/2023, 3.95% (E), 05/18/2024	229,000	239,660
4.00%, 03/30/2022	56,000	58,440
Fixed until 03/13/2027, 4.04% (E), 03/13/2028	650,000	690,268
4.38%, 11/23/2026	200,000	213,961
4.88%, 01/14/2022	160,000	169,431
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	250,000	249,374
ING Groep NV
4.10%, 10/02/2023	580,000	615,672
KeyCorp
4.15%, 10/29/2025, MTN	175,000	191,501
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	217,501
4.58%, 12/10/2025	200,000	210,045
Macquarie Bank, Ltd.
2.40%, 01/21/2020 (A)	150,000	150,080
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/2024	250,000	260,263
3.75%, 07/18/2039	250,000	268,146
3.76%, 07/26/2023	345,000	362,683
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (A) (G)	300,000	317,056
Mizuho Financial Group, Inc.
Fixed until 09/13/2029, 2.87% (E), 09/13/2030	236,000	235,011
National Australia Bank, Ltd.
3.38%, 01/14/2026	600,000	635,904

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
National Australia Bank, Ltd. (continued)
Fixed until 08/02/2029, 3.93% (E), 08/02/2034 (A)	$ 345,000	$ 354,173
NatWest Markets PLC
3.63%, 09/29/2022 (A)	210,000	215,589
Nordea Bank Abp
4.88%, 01/27/2020 (A)	100,000	100,864
PNC Financial Services Group, Inc.
3.90%, 04/29/2024	91,000	97,357
4.38%, 08/11/2020	92,000	93,892
5.13%, 02/08/2020	65,000	65,695
Royal Bank of Canada
4.65%, 01/27/2026, MTN	225,000	248,502
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	200,000	206,477
Fixed until 03/22/2024, 4.27% (E), 03/22/2025	200,000	209,202
Fixed until 05/08/2029, 4.45% (E), 05/08/2030	330,000	353,249
Santander Group Holdings PLC
3.13%, 01/08/2021	150,000	151,019
4.75%, 09/15/2025 (A)	200,000	208,466
Skandinaviska Enskilda Banken AB
3.05%, 03/25/2022 (A)	300,000	305,909
Societe Generale SA
3.88%, 03/28/2024 (A)	270,000	283,258
4.25%, 04/14/2025 (A)	200,000	208,841
Standard Chartered PLC
3.05%, 01/15/2021 (A)	200,000	201,130
Fixed until 01/20/2022, 4.25% (E), 01/20/2023 (A)	300,000	310,170
Fixed until 05/21/2029, 4.31% (E), 05/21/2030 (A)	200,000	214,986
5.20%, 01/26/2024 (A)	200,000	215,158
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	119,000	119,503
2.63%, 07/14/2026	107,000	107,194
2.78%, 07/12/2022 - 10/18/2022	385,000	390,601
3.04%, 07/16/2029	440,000	450,067
3.10%, 01/17/2023	155,000	158,873
SunTrust Bank
3.30%, 05/15/2026	200,000	207,524
SunTrust Banks, Inc.
2.70%, 01/27/2022	76,000	76,849
2.90%, 03/03/2021	59,000	59,615
US Bancorp
2.38%, 07/22/2026, MTN	100,000	100,942
3.95%, 11/17/2025, MTN	150,000	164,979
US Bank NA
2.80%, 01/27/2025	250,000	257,915
Wells Fargo & Co.
3.00%, 04/22/2026	213,000	218,401
Fixed until 06/17/2026, 3.20% (E), 06/17/2027, MTN	470,000	485,640
3.30%, 09/09/2024, MTN	700,000	730,748
3.50%, 03/08/2022, MTN	150,000	154,781
3.75%, 01/24/2024, MTN	215,000	227,500
4.10%, 06/03/2026, MTN	258,000	276,365
4.40%, 06/14/2046, MTN	96,000	107,796
4.65%, 11/04/2044, MTN	184,000	212,607
4.75%, 12/07/2046, MTN	247,000	291,598
4.90%, 11/17/2045, MTN	112,000	133,189
Wells Fargo Bank NA
3.63%, 10/22/2021	390,000	401,295
Westpac Banking Corp.
2.00%, 03/03/2020 (A)	304,000	303,802
2.85%, 05/13/2026	150,000	154,920

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Westpac Banking Corp. (continued)
Fixed until 11/23/2026, 4.32% (E), 11/23/2031, MTN	$ 180,000	$ 190,285
4.42%, 07/24/2039	195,000	215,337

		31,171,342

Beverages - 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	1,627,000	1,879,344
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	240,000	277,224
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	250,000	282,993
4.75%, 04/15/2058	50,000	58,565
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	150,000	158,505
Constellation Brands, Inc.
4.40%, 11/15/2025	100,000	110,562
5.25%, 11/15/2048	55,000	68,861
Diageo Investment Corp.
8.00%, 09/15/2022	100,000	116,442
Keurig Dr. Pepper, Inc.
3.13%, 12/15/2023	110,000	113,331
3.43%, 06/15/2027	50,000	51,581
4.42%, 05/25/2025	86,000	93,599
4.99%, 05/25/2038	124,000	143,836
PepsiCo, Inc.
4.60%, 07/17/2045	78,000	97,706

		3,452,549

Biotechnology - 0.1%
AbbVie, Inc.
4.40%, 11/06/2042	205,000	211,428
4.50%, 05/14/2035	200,000	214,326
Celgene Corp.
3.90%, 02/20/2028	200,000	219,073
5.70%, 10/15/2040	114,000	148,953
Gilead Sciences, Inc.
4.00%, 09/01/2036	49,000	54,806
4.60%, 09/01/2035	65,000	77,059

		925,645

Building Products - 0.0% (F)
Johnson Controls International PLC
3.75%, 12/01/2021	2,000	2,046
Masco Corp.
6.50%, 08/15/2032	130,000	159,388

		161,434

Capital Markets - 2.3%
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	200,000	200,691
Fixed until 05/16/2022, 2.66% (E), 05/16/2023, MTN	451,000	456,862
3.25%, 09/11/2024, MTN	150,000	157,357
CME Group, Inc.
5.30%, 09/15/2043	32,000	43,310
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (E), 09/11/2025 (A)	355,000	351,486
4.28%, 01/09/2028 (A)	300,000	322,191
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 06/09/2023	250,000	261,094

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (A)	$ 122,000	$ 123,944
Deutsche Bank AG
3.30%, 11/16/2022	200,000	198,797
3.70%, 05/30/2024	267,000	267,413
4.25%, 10/14/2021	200,000	203,174
Goldman Sachs Group, Inc.
Fixed until 10/31/2021, 2.88% (E), 10/31/2022	595,000	601,790
Fixed until 06/05/2022, 2.91% (E), 06/05/2023	160,000	162,069
3.00%, 04/26/2022	120,000	121,304
Fixed until 09/29/2024, 3.27% (E), 09/29/2025	403,000	415,984
3.50%, 01/23/2025 - 11/16/2026	417,000	433,651
Fixed until 06/05/2027, 3.69% (E), 06/05/2028	488,000	511,870
3.75%, 05/22/2025	745,000	788,387
3.85%, 01/26/2027	1,590,000	1,685,991
4.25%, 10/21/2025	100,000	107,010
4.80%, 07/08/2044, MTN	159,000	190,391
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	88,000	93,944
Invesco Finance PLC
3.75%, 01/15/2026	94,000	100,197
4.00%, 01/30/2024	71,000	75,424
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (E), 11/28/2028 (A)	515,000	537,799
Fixed until 01/15/2029, 5.03% (E), 01/15/2030 (A)	700,000	798,436
6.00%, 01/14/2020 (A)	300,000	303,158
6.25%, 01/14/2021 (A)	175,000	183,537
Morgan Stanley
3.13%, 01/23/2023, MTN	400,000	410,295
Fixed until 07/22/2027, 3.59% (E), 07/22/2028	356,000	375,286
3.63%, 01/20/2027	383,000	405,537
3.75%, 02/25/2023, MTN	789,000	824,932
Fixed until 01/24/2028, 3.77% (E), 01/24/2029, MTN	112,000	119,703
4.00%, 07/23/2025, MTN	664,000	716,309
4.10%, 05/22/2023, MTN	150,000	157,961
4.30%, 01/27/2045	312,000	361,061
4.35%, 09/08/2026, MTN	200,000	216,585
5.00%, 11/24/2025	269,000	301,439
5.50%, 07/24/2020 - 07/28/2021, MTN	334,000	349,698
5.75%, 01/25/2021	100,000	104,638
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (E), 05/08/2032	71,000	72,865
Nuveen LLC
4.00%, 11/01/2028 (A)	250,000	279,199
State Street Corp.
3.10%, 05/15/2023	48,000	49,674
3.55%, 08/18/2025	88,000	94,263
3.70%, 11/20/2023	231,000	246,105
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (A)	480,000	492,722
4.13%, 04/15/2026 (A)	200,000	217,541

		15,493,074

Chemicals - 0.3%
Air Liquide Finance SA
2.25%, 09/27/2023 (A)	200,000	200,449

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Albemarle Corp.
5.45%, 12/01/2044	$ 50,000	$ 56,748
Celanese Holdings LLC
3.50%, 05/08/2024	380,000	393,980
Dow Chemical Co.
3.00%, 11/15/2022	130,000	132,452
5.25%, 11/15/2041	45,000	51,602
DuPont de Nemours, Inc.
4.49%, 11/15/2025	200,000	221,023
5.32%, 11/15/2038	100,000	122,057
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	83,000	91,680
5.00%, 09/26/2048	89,000	101,568
Mosaic Co.
4.88%, 11/15/2041	8,000	7,902
5.45%, 11/15/2033	91,000	103,037
5.63%, 11/15/2043	120,000	133,029
Nutrien, Ltd.
4.13%, 03/15/2035	200,000	208,612
4.20%, 04/01/2029	55,000	60,583
5.00%, 04/01/2049	80,000	93,348
Sherwin-Williams Co.
3.13%, 06/01/2024	70,000	72,322
Union Carbide Corp.
7.50%, 06/01/2025	175,000	210,688

		2,261,080

Commercial Services & Supplies - 0.1%
Brambles, Inc.
4.13%, 10/23/2025 (A)	100,000	106,373
ERAC Finance LLC
4.50%, 08/16/2021 (A)	36,000	37,467
5.25%, 10/01/2020 (A)	48,000	49,495
5.63%, 03/15/2042 (A)	59,000	74,762
6.70%, 06/01/2034 (A)	152,000	207,532
Republic Services, Inc.
2.90%, 07/01/2026	49,000	50,415

		526,044

Construction Materials - 0.0% (F)
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	200,000	206,571

Consumer Finance - 0.6%
American Express Co.
3.63%, 12/05/2024	104,000	110,061
3.70%, 11/05/2021	250,000	258,118
American Express Credit Corp.
2.38%, 05/26/2020, MTN	290,000	290,378
2.70%, 03/03/2022, MTN	95,000	96,655
American Honda Finance Corp.
2.30%, 09/09/2026, MTN	34,000	33,900
BMW Capital LLC
2.25%, 09/15/2023 (A)	180,000	180,096
Capital One Financial Corp.
3.75%, 04/24/2024 - 07/28/2026	481,000	502,288
4.20%, 10/29/2025	50,000	53,260
Daimler Finance North America LLC
1.75%, 10/30/2019 (A)	150,000	149,951
General Motors Financial Co., Inc.
3.50%, 11/07/2024	220,000	222,490
3.70%, 05/09/2023	184,000	188,245
3.95%, 04/13/2024	310,000	318,658
4.30%, 07/13/2025	100,000	103,857
4.35%, 04/09/2025	135,000	140,622

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Hyundai Capital America
3.00%, 03/18/2021 (A)	$ 200,000	$ 201,276
John Deere Capital Corp.
2.25%, 09/14/2026, MTN	95,000	94,788
2.65%, 06/24/2024, MTN	150,000	154,085
2.70%, 01/06/2023, MTN	74,000	75,611
2.80%, 01/27/2023	73,000	75,104
2.80%, 09/08/2027, MTN	200,000	206,305
3.15%, 10/15/2021, MTN	33,000	33,723
Nissan Motor Acceptance Corp.
1.90%, 09/14/2021 (A)	78,000	77,083
2.55%, 03/08/2021 (A)	150,000	150,114
Synchrony Financial
3.70%, 08/04/2026	140,000	142,889

		3,859,557

Containers & Packaging - 0.1%
International Paper Co.
3.00%, 02/15/2027 (G)	143,000	145,092
7.30%, 11/15/2039	120,000	162,538
8.70%, 06/15/2038	50,000	73,628
WRKCo, Inc.
3.75%, 03/15/2025	100,000	105,267
3.90%, 06/01/2028	65,000	68,583

		555,108

Diversified Consumer Services - 0.2%
President & Fellows of Harvard College
3.30%, 07/15/2056	214,000	234,337
SART
4.75%, 07/15/2024	1,145,288	1,170,633

		1,404,970

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	157,000	160,104
3.50%, 01/15/2025	180,000	183,689
Aircastle, Ltd.
4.40%, 09/25/2023	175,000	184,086
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	150,000	149,540
4.13%, 08/01/2025 (A)	250,000	260,805
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (A)	44,000	49,230
Brookfield Finance, Inc.
3.90%, 01/25/2028	84,000	88,181
4.70%, 09/20/2047	123,000	134,821
4.85%, 03/29/2029	300,000	339,524
CDP Financial, Inc.
4.40%, 11/25/2019 (A)	250,000	250,763
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (A)	240,000	252,955
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	1,431,000	1,497,568
Jefferies Group LLC
6.45%, 06/08/2027	56,000	64,891
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (A) (G)	200,000	200,622
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	57,000	58,955
3.90%, 11/01/2028	260,000	289,630

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
ORIX Corp.
2.90%, 07/18/2022	$ 101,000	$ 102,700
Private Export Funding Corp.
3.55%, 01/15/2024	150,000	161,129
Protective Life Global Funding
2.00%, 09/14/2021 (A)	200,000	198,884
2.70%, 11/25/2020 (A)	250,000	251,504
Voya Financial, Inc.
3.65%, 06/15/2026	265,000	277,723

		5,157,304

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3.55%, 06/01/2024	425,000	444,403
3.60%, 07/15/2025	260,000	273,695
3.95%, 01/15/2025	295,000	314,961
4.13%, 02/17/2026	185,000	199,841
4.30%, 12/15/2042	148,000	154,442
4.35%, 06/15/2045	49,000	51,492
4.50%, 05/15/2035	525,000	576,025
4.90%, 08/15/2037	374,000	424,178
5.35%, 09/01/2040	203,000	237,853
6.38%, 03/01/2041	100,000	128,743
British Telecommunications PLC
9.63%, 12/15/2030	150,000	228,752
Centel Capital Corp.
9.00%, 10/15/2019	40,000	40,100
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (A)	150,000	151,775
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	39,000	38,983
3.48%, 06/15/2050 (A)	226,000	234,723
Qwest Corp.
6.75%, 12/01/2021	148,000	159,952
Verizon Communications, Inc.
4.27%, 01/15/2036	330,000	371,067
4.40%, 11/01/2034	568,000	649,760
4.67%, 03/15/2055	135,000	161,935
4.86%, 08/21/2046	290,000	354,201
5.25%, 03/16/2037	183,000	226,565

		5,423,446

Electric Utilities - 1.6%
AEP Transmission Co. LLC
3.15%, 09/15/2049	100,000	98,371
4.00%, 12/01/2046	93,000	105,014
Alabama Power Co.
3.75%, 03/01/2045	52,000	56,047
4.10%, 01/15/2042	66,000	71,635
5.60%, 03/15/2033	100,000	128,900
Ameren Illinois Co.
4.50%, 03/15/2049	620,000	762,215
Appalachian Power Co.
6.70%, 08/15/2037	50,000	69,765
Ausgrid Finance Pty, Ltd.
3.85%, 05/01/2023 (A)	400,000	416,889
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	95,000	96,607
3.50%, 08/15/2046	94,000	97,600
Berkshire Hathaway Energy Co.
3.50%, 02/01/2025	104,000	109,975
6.13%, 04/01/2036	74,000	102,496
Commonwealth Edison Co.
3.65%, 06/15/2046	81,000	87,497

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Connecticut Light & Power Co.
4.00%, 04/01/2048	$ 118,000	$ 136,029
Duke Energy Corp.
2.65%, 09/01/2026	149,000	149,962
Duke Energy LLC
3.75%, 05/15/2046	100,000	107,433
3.95%, 11/15/2028	300,000	334,910
6.00%, 12/01/2028 - 01/15/2038	148,000	191,439
Duke Energy Progress LLC
3.70%, 10/15/2046	124,000	133,218
4.10%, 05/15/2042 - 03/15/2043	107,000	121,082
4.15%, 12/01/2044	65,000	74,390
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (A)	230,000	234,695
Edison International
5.75%, 06/15/2027	200,000	224,555
Electricite de France SA
2.35%, 10/13/2020 (A)	80,000	80,211
6.00%, 01/22/2114 (A)	150,000	181,850
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	204,792
3.63%, 05/25/2027 (A)	220,000	228,283
Entergy Arkansas LLC
3.50%, 04/01/2026	57,000	60,639
Entergy Corp.
2.95%, 09/01/2026	78,000	79,206
Entergy LLC
2.40%, 10/01/2026	118,000	117,995
2.85%, 06/01/2028	83,000	85,155
3.05%, 06/01/2031	94,000	97,414
Entergy, Inc.
3.85%, 06/01/2049	270,000	300,513
Evergy, Inc.
2.90%, 09/15/2029	320,000	318,382
Exelon Corp.
3.40%, 04/15/2026	63,000	65,851
3.50%, 06/01/2022	130,000	133,339
FirstEnergy Corp.
4.85%, 07/15/2047	53,000	63,367
Florida Power & Light Co.
4.95%, 06/01/2035	60,000	73,546
5.95%, 02/01/2038	50,000	70,128
Fortis, Inc.
3.06%, 10/04/2026	310,000	315,015
Hydro-Quebec
9.40%, 02/01/2021	250,000	273,720
Indiana Michigan Power Co.
3.20%, 03/15/2023	125,000	129,152
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (A)	240,000	262,727
6.15%, 06/01/2037	70,000	90,958
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	61,343	72,432
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	73,354
5.30%, 10/01/2041	100,000	129,413
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (A)	200,000	201,896
Massachusetts Electric Co.
4.00%, 08/15/2046 (A)	105,000	114,904
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (A)	110,000	121,266
Nevada Power Co.
5.38%, 09/15/2040	92,000	114,478
5.45%, 05/15/2041	50,000	63,199

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
New England Power Co.
3.80%, 12/05/2047 (A)	$ 95,000	$ 102,964
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (A)	95,000	98,751
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (A)	141,000	148,734
Northern States Power Co.
6.25%, 06/01/2036	40,000	55,822
Ohio Power Co.
5.38%, 10/01/2021	50,000	53,076
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	50,000	63,277
PacifiCorp
2.95%, 02/01/2022	100,000	102,051
3.60%, 04/01/2024	105,000	111,109
Pennsylvania Electric Co.
3.25%, 03/15/2028 (A)	38,000	39,166
PPL Capital Funding, Inc.
3.40%, 06/01/2023	70,000	72,044
Progress Energy, Inc.
3.15%, 04/01/2022	54,000	55,116
Southern California Edison Co.
1.85%, 02/01/2022	25,000	24,598
4.05%, 03/15/2042	250,000	265,819
5.55%, 01/15/2036	70,000	84,090
6.05%, 03/15/2039	60,000	78,188
Southern Co.
3.25%, 07/01/2026	91,000	93,845
Southern Power Co.
5.15%, 09/15/2041	130,000	148,298
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	117,683
Toledo Edison Co.
6.15%, 05/15/2037	200,000	272,567
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	62,000	68,287
Tucson Electric Power Co.
4.85%, 12/01/2048	350,000	442,103
Virginia Electric & Power Co.
4.45%, 02/15/2044	28,000	32,917
4.60%, 12/01/2048	300,000	367,064
Wisconsin Electric Power Co.
3.10%, 06/01/2025	82,000	84,861
Xcel Energy, Inc.
6.50%, 07/01/2036	71,000	98,204

		11,114,543

Electrical Equipment - 0.0% (F)
Eaton Corp.
4.00%, 11/02/2032	21,000	24,068
5.80%, 03/15/2037	100,000	123,606
7.63%, 04/01/2024	75,000	87,618

		235,292

Electronic Equipment, Instruments & Components - 0.0% (F)
Arrow Electronics, Inc.
3.25%, 09/08/2024	66,000	67,087
3.88%, 01/12/2028	155,000	158,891
4.50%, 03/01/2023	30,000	31,561

		257,539

Energy Equipment & Services - 0.2%
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	100,000	114,544

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Boardwalk Pipelines, LP, Co.
4.80%, 05/03/2029	$ 145,000	$ 153,994
Halliburton Co.
3.80%, 11/15/2025	155,000	164,180
7.45%, 09/15/2039	50,000	71,216
7.60%, 08/15/2096 (A)	50,000	71,162
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	227,000	240,270
Schlumberger Investment SA
3.30%, 09/14/2021 (A)	41,000	41,766
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (A)	81,000	81,720
3.50%, 01/15/2028 (A)	37,000	38,474

		977,326

Entertainment - 0.1%
Viacom, Inc.
3.88%, 04/01/2024	128,000	134,627
4.38%, 03/15/2043	93,000	95,917
6.88%, 04/30/2036	150,000	196,081
Walt Disney Co.
6.55%, 03/15/2033 (A)	100,000	141,878
6.65%, 11/15/2037 (A)	50,000	75,143
7.30%, 04/30/2028 (A)	50,000	67,323
8.88%, 04/26/2023 (A)	80,000	97,846
9.50%, 07/15/2024 (A)	70,000	92,276

		901,091

Equity Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	43,000	45,748
4.00%, 02/01/2050	246,000	268,005
American Tower Corp.
3.38%, 10/15/2026	100,000	103,999
3.50%, 01/31/2023	141,000	146,079
3.70%, 10/15/2049	300,000	297,516
5.00%, 02/15/2024	86,000	95,020
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	50,000	52,847
Boston Properties, LP
3.20%, 01/15/2025	100,000	103,724
3.65%, 02/01/2026	74,000	78,311
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	200,000	209,143
Crown Castle International Corp.
4.00%, 03/01/2027	47,000	50,562
5.25%, 01/15/2023	70,000	76,214
Digital Realty Trust, LP
3.70%, 08/15/2027	77,000	80,799
Duke Realty, LP
3.25%, 06/30/2026	43,000	44,504
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (A)	174,000	177,173
Goodman Finance Three LLC
3.70%, 03/15/2028 (A)	108,000	112,126
HCP, Inc.
3.40%, 02/01/2025	95,000	98,499
3.50%, 07/15/2029	260,000	270,143
3.88%, 08/15/2024	225,000	240,068
4.20%, 03/01/2024	30,000	32,265
Liberty Property, LP
3.25%, 10/01/2026	53,000	54,419
Life Storage, LP
4.00%, 06/15/2029	305,000	326,276
National Retail Properties, Inc.
4.00%, 11/15/2025	204,000	218,639

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Office Properties Income Trust
3.60%, 02/01/2020	$ 150,000	$ 150,334
4.00%, 07/15/2022	196,000	199,745
Public Storage
3.39%, 05/01/2029	130,000	139,423
Realty Income Corp.
3.25%, 10/15/2022	390,000	402,460
3.88%, 04/15/2025	160,000	171,867
4.65%, 03/15/2047	75,000	92,825
Regency Centers, LP
2.95%, 09/15/2029	240,000	239,356
Scentre Group Trust 1 / Scentre Group Trust 2
2.38%, 11/05/2019 (A)	188,000	187,945
3.50%, 02/12/2025 (A)	300,000	311,072
Senior Housing Properties Trust
4.75%, 02/15/2028	150,000	150,764
Simon Property Group, LP
2.45%, 09/13/2029	431,000	421,674
SITE Centers Corp.
3.63%, 02/01/2025	198,000	203,385
UDR, Inc.
2.95%, 09/01/2026, MTN	72,000	73,209
3.20%, 01/15/2030, MTN	265,000	272,907
Ventas Realty, LP
3.50%, 02/01/2025	54,000	56,544
3.85%, 04/01/2027	98,000	104,187
4.13%, 01/15/2026	45,000	48,665
Welltower, Inc.
3.10%, 01/15/2030	225,000	225,174
4.50%, 01/15/2024	73,000	78,856

		6,712,471

Food & Staples Retailing - 0.2%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (A)	241,000	238,402
CK Hutchison International 19, Ltd.
3.63%, 04/11/2029 (A)	245,000	260,130
CVS Pass-Through Trust
5.93%, 01/10/2034 (A)	211,208	245,678
8.35%, 07/10/2031 (A)	258,196	330,684
Kroger Co.
5.40%, 07/15/2040	12,000	13,536
Sysco Corp.
3.55%, 03/15/2025	105,000	111,242
3.75%, 10/01/2025	75,000	80,511
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024 (G)	100,000	105,458
4.50%, 11/18/2034	185,000	197,237

		1,582,878

Food Products - 0.3%
Campbell Soup Co.
3.95%, 03/15/2025	250,000	265,033
Cargill, Inc.
3.30%, 03/01/2022 (A)	70,000	71,606
ConAgra Brands, Inc.
4.60%, 11/01/2025	85,000	93,476
5.30%, 11/01/2038	185,000	213,683
General Mills, Inc.
4.00%, 04/17/2025	165,000	177,730
4.20%, 04/17/2028 (G)	110,000	122,477
4.55%, 04/17/2038	45,000	51,216
Kellogg Co.
3.40%, 11/15/2027	48,000	50,329

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Kraft Heinz Foods Co.
5.00%, 07/15/2035 - 06/04/2042	$ 444,000	$ 471,359
McCormick & Co., Inc.
3.15%, 08/15/2024	90,000	93,255
3.40%, 08/15/2027	132,000	138,386
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	70,000	86,517

		1,835,067

Gas Utilities - 0.2%
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	86,783
4.15%, 01/15/2043	138,000	156,049
Boston Gas Co.
4.49%, 02/15/2042 (A)	26,000	30,238
Brooklyn Union Gas Co.
4.27%, 03/15/2048 (A)	150,000	174,352
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041	100,000	131,169
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	59,000	59,408
KeySpan Gas East Corp.
2.74%, 08/15/2026 (A)	90,000	90,984
Korea Gas Corp.
1.88%, 07/18/2021 (A)	200,000	198,516
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	48,000	48,160
3.25%, 06/15/2026	39,000	40,204
3.50%, 09/15/2021	75,000	76,602
3.95%, 10/01/2046	59,000	61,939
4.40%, 06/01/2043	63,000	70,419
5.88%, 03/15/2041	146,000	188,151
Southwest Gas Corp.
3.80%, 09/29/2046	111,000	118,067

		1,531,041

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
3.88%, 09/15/2025	129,000	140,287
4.90%, 11/30/2046	255,000	328,960
Becton Dickinson and Co.
3.73%, 12/15/2024	19,000	20,104
Boston Scientific Corp.
3.75%, 03/01/2026	195,000	208,387
4.55%, 03/01/2039	200,000	236,003
Covidien International Finance SA
2.95%, 06/15/2023	85,000	87,767
Medtronic, Inc.
4.38%, 03/15/2035	183,000	220,230
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/2023	73,000	76,061

		1,317,799

Health Care Providers & Services - 0.7%
Aetna, Inc.
4.50%, 05/15/2042	26,000	27,438
6.75%, 12/15/2037	50,000	66,440
Anthem, Inc.
3.30%, 01/15/2023	28,000	28,955
4.63%, 05/15/2042	50,000	55,346
4.65%, 01/15/2043 - 08/15/2044	184,000	204,663
CVS Health Corp.
3.25%, 08/15/2029	295,000	296,354
4.00%, 12/05/2023	223,000	235,637
4.30%, 03/25/2028	354,000	382,793

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
CVS Health Corp. (continued)
4.78%, 03/25/2038	$ 635,000	$ 695,441
5.05%, 03/25/2048	209,000	237,200
Express Scripts Holding Co.
4.50%, 02/25/2026	285,000	311,249
4.80%, 07/15/2046	93,000	104,110
HCA, Inc.
5.13%, 06/15/2039	245,000	267,217
5.25%, 06/15/2026	250,000	278,379
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	249,000	254,066
Magellan Health, Inc.
4.90%, 09/22/2024	319,000	318,601
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	84,520
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	41,031
Texas Health Resources
4.33%, 11/15/2055	250,000	313,465
UnitedHealth Group, Inc.
3.50%, 08/15/2039	310,000	322,707
4.63%, 07/15/2035	140,000	169,189

		4,694,801

Hotels, Restaurants & Leisure - 0.0% (F)
McDonald’s Corp.
4.70%, 12/09/2035, MTN	105,000	124,752
6.30%, 10/15/2037, MTN	63,000	86,895

		211,647

Household Products - 0.0% (F)
Procter & Gamble Co.
2.70%, 02/02/2026	200,000	207,600

Independent Power & Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
6.25%, 10/01/2039	150,000	189,598
NRG Energy, Inc.
4.45%, 06/15/2029 (A)	220,000	229,211

		418,809

Industrial Conglomerates - 0.1%
General Electric Co.
4.38%, 09/16/2020, MTN	700,000	712,091
Roper Technologies, Inc.
3.00%, 12/15/2020	42,000	42,371

		754,462

Insurance - 1.4%
AIA Group, Ltd.
3.60%, 04/09/2029 (A)	200,000	213,576
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A)	200,000	276,869
Allstate Corp.
5.35%, 06/01/2033	50,000	63,682
American Financial Group, Inc.
3.50%, 08/15/2026	200,000	205,418
American International Group, Inc.
3.75%, 07/10/2025	81,000	85,582
4.20%, 04/01/2028	55,000	59,999
4.70%, 07/10/2035	100,000	113,928
Aon PLC
3.50%, 06/14/2024	100,000	105,485
Assurant, Inc.
4.20%, 09/27/2023	225,000	235,343

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Athene Global Funding
2.75%, 04/20/2020 (A) (G)	$ 246,000	$ 246,856
3.00%, 07/01/2022 (A)	150,000	152,640
4.00%, 01/25/2022 (A)	191,000	198,218
Athene Holding, Ltd.
4.13%, 01/12/2028	125,000	128,518
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	83,000	97,799
4.40%, 05/15/2042	221,000	263,610
Chubb INA Holdings, Inc.
3.15%, 03/15/2025	300,000	314,923
3.35%, 05/03/2026	50,000	53,399
CNA Financial Corp.
3.45%, 08/15/2027	150,000	155,465
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026 (H), 4.00% (A) (E)	207,000	214,245
Globe Life, Inc.
4.55%, 09/15/2028	135,000	150,685
Great-West Lifeco Finance, LP
4.15%, 06/03/2047 (A)	200,000	222,973
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (A)	42,000	53,135
Harborwalk Funding Trust
Fixed until 02/15/2049, 5.08% (E), 02/15/2069 (A)	290,000	349,827
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	200,000	222,039
Jackson National Life Global Funding
3.05%, 04/29/2026 (A)	245,000	253,485
3.25%, 01/30/2024 (A)	58,000	60,313
3.88%, 06/11/2025 (A)	400,000	430,223
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (A)	47,000	52,442
6.50%, 03/15/2035 (A)	230,000	306,799
Lincoln National Corp.
3.05%, 01/15/2030	215,000	214,709
4.00%, 09/01/2023	150,000	158,893
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (E), 02/24/2032	270,000	281,120
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (A)	26,000	32,975
7.63%, 11/15/2023 (A)	250,000	287,729
MassMutual Global Funding II
2.50%, 10/17/2022 (A) (G)	100,000	101,173
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (A)	350,000	363,874
3.88%, 04/11/2022 (A)	200,000	208,598
New York Life Global Funding
3.00%, 01/10/2028 (A)	162,000	169,229
New York Life Insurance Co.
4.45%, 05/15/2069 (A)	210,000	246,688
OneBeacon Holdings, Inc.
4.60%, 11/09/2022 (G)	200,000	207,121
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (E), 10/24/2067 (A)	124,000	131,183
Principal Life Global Funding II
2.38%, 11/21/2021 (A)	300,000	300,923
Progressive Corp.
Fixed until 03/15/2023 (H), 5.38% (E)	140,000	144,550
Prudential Financial, Inc.
3.91%, 12/07/2047	126,000	134,872
Prudential Insurance Co. of America
8.30%, 07/01/2025 (A)	450,000	581,918

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Reliance Standard Life Global Funding II
2.50%, 01/15/2020 (A)	$ 100,000	$ 100,074
3.85%, 09/19/2023 (A)	100,000	105,078
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (A)	100,000	113,401
4.90%, 09/15/2044 (A)	100,000	124,318

		9,295,902

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024	197,000	204,847
3.88%, 08/22/2037	230,000	264,621
4.25%, 08/22/2057	300,000	372,926
4.80%, 12/05/2034	157,000	196,431
Booking Holdings, Inc.
2.75%, 03/15/2023	143,000	146,389

		1,185,214

IT Services - 0.5%
DXC Technology Co.
4.25%, 04/15/2024	86,000	90,213
Fidelity National Information Services, Inc.
4.75%, 05/15/2048	117,000	141,921
Fiserv, Inc.
3.20%, 07/01/2026	135,000	139,711
4.40%, 07/01/2049	125,000	139,477
Global Payments, Inc.
4.15%, 08/15/2049	265,000	279,607
IBM Credit LLC
2.65%, 02/05/2021	200,000	201,776
3.00%, 02/06/2023	300,000	308,607
International Business Machines Corp.
3.30%, 05/15/2026	540,000	569,441
3.50%, 05/15/2029	1,005,000	1,078,591
Western Union Co.
3.60%, 03/15/2022	200,000	205,367

		3,154,711

Life Sciences Tools & Services - 0.0% (F)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	77,000	79,330
3.00%, 04/15/2023	57,000	58,657
4.15%, 02/01/2024	34,000	36,501

		174,488

Machinery - 0.2%
Caterpillar Financial Services Corp.
1.93%, 10/01/2021	118,000	117,630
2.85%, 06/01/2022, MTN	46,000	47,060
3.25%, 12/01/2024, MTN	130,000	136,696
Caterpillar, Inc.
2.60%, 06/26/2022	35,000	35,556
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	105,878
4.88%, 09/15/2041	280,000	360,657
Ingersoll-Rand Finance SA
2.63%, 05/01/2020	80,000	80,146
nVent Finance Sarl
4.55%, 04/15/2028	187,000	195,297
Parker-Hannifin Corp.
4.10%, 03/01/2047	58,000	64,633

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Parker-Hannifin Corp. (continued)
4.45%, 11/21/2044, MTN	$ 85,000	$ 98,497
Xylem, Inc.
3.25%, 11/01/2026	33,000	34,024

		1,276,074

Media - 0.8%
CBS Corp.
3.70%, 08/15/2024	287,000	300,203
4.00%, 01/15/2026	83,000	88,473
Charter Communications Operating LLC / Charter Communications Operating Capital
6.83%, 10/23/2055	125,000	157,941
Comcast Corp.
3.15%, 03/01/2026	208,000	217,794
3.20%, 07/15/2036	200,000	204,615
3.95%, 10/15/2025	197,000	214,427
4.00%, 11/01/2049	150,000	166,592
4.20%, 08/15/2034	767,000	876,572
4.25%, 01/15/2033	223,000	256,467
4.60%, 10/15/2038	235,000	280,731
4.95%, 10/15/2058	300,000	381,287
6.50%, 11/15/2035	486,000	680,928
Cox Communications, Inc.
3.25%, 12/15/2022 (A)	55,000	56,490
4.80%, 02/01/2035 (A)	350,000	380,526
Discovery Communications LLC
4.38%, 06/15/2021	80,000	82,717
6.35%, 06/01/2040	200,000	244,713
Fox Corp.
4.71%, 01/25/2029 (A)	135,000	154,202
SES SA
3.60%, 04/04/2023 (A)	100,000	101,465
Time Warner Cable LLC
6.55%, 05/01/2037	300,000	360,153
7.30%, 07/01/2038	100,000	126,469
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	165,000	228,226

		5,560,991

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	200,000	206,530
Barrick Gold Corp.
6.45%, 10/15/2035	40,000	51,652
Nucor Corp.
6.40%, 12/01/2037	210,000	289,186
Vale Canada, Ltd.
7.20%, 09/15/2032	220,000	264,552
Vale Overseas, Ltd.
6.25%, 08/10/2026	40,000	46,100

		858,020

Multi-Utilities - 0.4%
CMS Energy Corp.
2.95%, 02/15/2027	97,000	97,802
3.00%, 05/15/2026	73,000	74,860
3.88%, 03/01/2024	100,000	105,399
Consolidated Edison Co. of New York, Inc.
4.65%, 12/01/2048	350,000	433,451
Consumers Energy Co.
3.25%, 08/15/2046	48,000	49,107
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	51,468
4.15%, 05/15/2045	150,000	171,751

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Dominion Energy, Inc.
2.75%, 09/15/2022	$ 93,000	$ 93,941
2.85%, 08/15/2026	61,000	61,309
5.25%, 08/01/2033	100,000	121,104
DTE Electric Co.
3.70%, 03/15/2045	123,000	133,815
NiSource, Inc.
5.80%, 02/01/2042	118,000	150,766
6.25%, 12/15/2040	260,000	342,794
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	55,406
6.50%, 08/01/2038	45,000	66,316
Public Service Co. of Oklahoma
4.40%, 02/01/2021	30,000	30,752
6.63%, 11/15/2037	150,000	209,206
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	46,151
6.00%, 06/01/2026	50,000	59,559
Sempra Energy
4.05%, 12/01/2023	72,000	76,216
WEC Energy Group, Inc.
3.55%, 06/15/2025	144,000	153,122

		2,584,295

Multiline Retail - 0.0% (F)
Dollar General Corp.
4.13%, 05/01/2028	85,000	92,945
Nordstrom, Inc.
4.00%, 10/15/2021	35,000	35,965

		128,910

Oil, Gas & Consumable Fuels - 2.4%
Apache Corp.
3.25%, 04/15/2022 (G)	7,000	7,126
4.75%, 04/15/2043	57,000	54,612
APT Pipelines, Ltd.
4.25%, 07/15/2027 (A)	191,000	205,368
BP Capital Markets America, Inc.
3.79%, 02/06/2024	1,000,000	1,062,768
BP Capital Markets PLC
3.54%, 11/04/2024	300,000	317,938
3.81%, 02/10/2024	116,000	123,486
Buckeye Partners, LP
3.95%, 12/01/2026	23,000	20,250
4.88%, 02/01/2021	300,000	305,069
5.85%, 11/15/2043	100,000	84,672
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024 (G)	100,000	104,727
5.85%, 02/01/2035	70,000	84,989
6.45%, 06/30/2033	264,000	340,462
7.20%, 01/15/2032	20,000	26,777
Cenovus Energy, Inc.
6.75%, 11/15/2039	219,000	267,751
Chevron Corp.
2.36%, 12/05/2022	60,000	60,816
2.90%, 03/03/2024	54,000	56,029
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	230,000	230,228
Ecopetrol SA
4.13%, 01/16/2025	100,000	105,535
5.38%, 06/26/2026	116,000	130,384
5.88%, 09/18/2023	71,000	79,059
Enable Midstream Partners, LP
4.95%, 05/15/2028	80,000	83,086
Enbridge, Inc.
3.70%, 07/15/2027	65,000	68,974

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc. (coninued)
4.50%, 06/10/2044	$ 100,000	$ 109,638
Fixed until 03/01/2028, 6.25% (E), 03/01/2078	150,000	158,951
Encana Corp.
7.20%, 11/01/2031	110,000	140,026
8.13%, 09/15/2030	100,000	129,485
Energy Transfer Operating, LP
4.75%, 01/15/2026	87,000	94,321
6.05%, 06/01/2041	225,000	257,239
6.50%, 02/01/2042	39,000	46,780
Eni SpA
4.00%, 09/12/2023 (A)	200,000	211,723
5.70%, 10/01/2040 (A)	125,000	153,955
Eni, Inc.
7.30%, 11/15/2027	70,000	90,226
Enterprise Products Operating LLC
3.75%, 02/15/2025	110,000	117,200
3.90%, 02/15/2024	158,000	168,190
4.20%, 01/31/2050	75,000	80,209
4.95%, 10/15/2054	46,000	53,508
5.10%, 02/15/2045	39,000	45,916
5.75%, 03/01/2035	200,000	239,072
7.55%, 04/15/2038	300,000	442,330
EOG Resources, Inc.
2.63%, 03/15/2023	36,000	36,694
EQM Midstream Partners, LP
5.50%, 07/15/2028	250,000	250,030
EQT Corp.
3.90%, 10/01/2027	116,000	100,552
Equinor ASA
2.65%, 01/15/2024	214,000	219,799
3.25%, 11/10/2024	107,000	113,289
Exxon Mobil Corp.
3.00%, 08/16/2039	300,000	300,050
3.10%, 08/16/2049	370,000	371,465
Kinder Morgan, Inc.
4.30%, 03/01/2028	375,000	406,692
Magellan Midstream Partners, LP
3.20%, 03/15/2025	68,000	69,622
4.20%, 12/01/2042	73,000	72,973
4.25%, 02/01/2021	167,000	171,261
Marathon Petroleum Corp.
3.63%, 09/15/2024	145,000	151,845
MPLX, LP
4.13%, 03/01/2027	104,000	109,676
4.50%, 04/15/2038	140,000	145,119
4.80%, 02/15/2029	195,000	215,272
5.20%, 03/01/2047	54,000	59,975
5.25%, 01/15/2025 (A)	107,000	112,945
Noble Energy, Inc.
3.25%, 10/15/2029 (I)	180,000	178,202
3.90%, 11/15/2024	120,000	125,798
6.00%, 03/01/2041	200,000	241,465
Occidental Petroleum Corp.
3.00%, 02/15/2027	78,000	77,383
3.50%, 08/15/2029	400,000	405,680
4.63%, 06/15/2045	39,000	40,340
7.50%, 05/01/2031	100,000	130,969
7.88%, 09/15/2031	100,000	135,055
ONEOK Partners, LP
3.38%, 10/01/2022	30,000	30,731
5.00%, 09/15/2023	65,000	70,367
6.65%, 10/01/2036	210,000	261,550
ONEOK, Inc.
3.40%, 09/01/2029	125,000	124,176
Petroleos Mexicanos
5.35%, 02/12/2028	99,000	94,607

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (continued)
6.35%, 02/12/2048	$ 153,000	$ 140,593
6.50%, 03/13/2027	650,000	675,350
6.75%, 09/21/2047	201,000	192,920
6.84%, 01/23/2030 (A) (I)	45,000	46,616
7.69%, 01/23/2050 (A) (I)	96,000	100,080
Phillips 66
3.90%, 03/15/2028	140,000	151,070
4.30%, 04/01/2022	17,000	17,926
Phillips 66 Partners, LP
3.15%, 12/15/2029	175,000	172,457
3.55%, 10/01/2026	34,000	35,062
4.90%, 10/01/2046	72,000	80,854
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	250,000	255,959
4.30%, 01/31/2043	100,000	92,426
4.65%, 10/15/2025	50,000	53,446
Shell International Finance BV
3.50%, 11/13/2023	525,000	555,778
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	69,000	76,411
8.00%, 03/01/2032	56,000	78,832
Spectra Energy Partners, LP
3.50%, 03/15/2025	125,000	129,919
5.95%, 09/25/2043	63,000	79,851
Suncor Energy, Inc.
5.95%, 12/01/2034	140,000	182,659
6.80%, 05/15/2038	50,000	70,109
7.88%, 06/15/2026	168,000	214,666
Sunoco Logistics Partners Operations, LP
4.95%, 01/15/2043	198,000	200,567
5.30%, 04/01/2044	50,000	52,819
5.35%, 05/15/2045	133,000	142,703
5.50%, 02/15/2020	180,000	181,855
6.10%, 02/15/2042	150,000	171,240
TC PipeLines, LP
3.90%, 05/25/2027	70,000	72,980
Total Capital International SA
3.46%, 07/12/2049	285,000	300,420
3.75%, 04/10/2024	29,000	31,064
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	162,000	181,854
6.20%, 10/15/2037	100,000	129,366
Valero Energy Corp.
7.50%, 04/15/2032	65,000	88,553
Williams Cos., Inc.
3.90%, 01/15/2025	68,000	71,215
4.85%, 03/01/2048	133,000	142,295

		16,352,372

Personal Products - 0.0% (F)
Unilever Capital Corp.
3.38%, 03/22/2025	100,000	105,897

Pharmaceuticals - 0.5%
Allergan Funding SCS
3.45%, 03/15/2022	139,000	142,444
3.85%, 06/15/2024	302,000	318,641
Allergan, Inc.
3.38%, 09/15/2020	67,000	67,738
AstraZeneca PLC
6.45%, 09/15/2037	100,000	141,114
Baxalta, Inc.
3.60%, 06/23/2022	20,000	20,524
5.25%, 06/23/2045	9,000	11,640

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (A)	$ 265,000	$ 278,015
3.40%, 07/26/2029 (A)	287,000	306,551
4.13%, 06/15/2039 (A)	179,000	202,847
Eli Lilly & Co.
4.15%, 03/15/2059	170,000	200,165
Johnson & Johnson
3.40%, 01/15/2038	247,000	266,678
4.38%, 12/05/2033	46,000	54,671
Merck & Co., Inc.
3.70%, 02/10/2045	20,000	22,555
Mylan NV
3.95%, 06/15/2026	70,000	72,332
Mylan, Inc.
5.40%, 11/29/2043	50,000	52,603
Pfizer, Inc.
3.90%, 03/15/2039	300,000	334,914
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	210,000	210,973
2.88%, 09/23/2023	111,000	113,159
3.20%, 09/23/2026	319,000	329,143

		3,146,707

Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027 (A)	325,000	351,984

Road & Rail - 0.4%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (A)	315,000	325,805
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	50,000	51,537
3.55%, 02/15/2050	131,000	138,777
3.75%, 04/01/2024	124,000	132,236
4.38%, 09/01/2042	88,000	102,389
5.15%, 09/01/2043	154,000	197,102
6.15%, 05/01/2037	70,000	98,497
6.70%, 08/01/2028	50,000	66,220
Canadian Pacific Railway Co.
2.90%, 02/01/2025	208,000	213,601
6.13%, 09/15/2115	57,000	85,206
7.13%, 10/15/2031	50,000	70,602
CSX Corp.
3.35%, 09/15/2049	30,000	29,308
4.75%, 11/15/2048	315,000	379,802
5.50%, 04/15/2041	37,000	46,702
JB Hunt Transport Services, Inc.
3.88%, 03/01/2026	185,000	196,170
Norfolk Southern Corp.
3.95%, 10/01/2042	35,000	37,809
4.05%, 08/15/2052	150,000	163,912
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023 (A)	250,000	258,700
Ryder System, Inc.
2.50%, 05/11/2020, MTN	113,000	113,194
2.65%, 03/02/2020, MTN	79,000	79,100
Union Pacific Corp.
4.10%, 09/15/2067	80,000	84,212
Union Pacific Railroad Co. Pass-Through Trust
4.70%, 01/02/2024	23,947	25,166

		2,896,047

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.
3.13%, 12/05/2023	$ 73,000	$ 75,132
4.50%, 12/05/2036	140,000	152,875
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024	422,000	431,542
Broadcom, Inc.
4.75%, 04/15/2029 (A)	800,000	845,737

		1,505,286

Software - 0.4%
Microsoft Corp.
3.30%, 02/06/2027	139,000	149,950
3.50%, 02/12/2035	185,000	204,454
3.95%, 08/08/2056	208,000	246,355
4.00%, 02/12/2055	57,000	67,942
4.10%, 02/06/2037	250,000	296,497
4.20%, 11/03/2035	103,000	123,200
4.50%, 02/06/2057	170,000	220,826
Oracle Corp.
2.95%, 11/15/2024	500,000	518,279
3.90%, 05/15/2035	240,000	264,994
4.30%, 07/08/2034	200,000	231,760
5.38%, 07/15/2040	105,000	136,546
VMware, Inc.
2.95%, 08/21/2022	288,000	292,034

		2,752,837

Specialty Retail - 0.2%
AutoZone, Inc.
2.50%, 04/15/2021	100,000	100,397
Home Depot, Inc.
3.90%, 12/06/2028	500,000	561,779
4.20%, 04/01/2043	121,000	142,152
Lowe’s Cos., Inc.
3.13%, 09/15/2024	75,000	77,838
3.65%, 04/05/2029	225,000	240,576
4.55%, 04/05/2049	152,000	174,942
4.65%, 04/15/2042	54,000	60,923
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	124,000	131,962

		1,490,569

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.45%, 08/04/2026	259,000	262,467
2.85%, 05/11/2024	199,000	206,460
2.90%, 09/12/2027	274,000	285,275
2.95%, 09/11/2049	69,000	67,494
3.00%, 02/09/2024 - 06/20/2027	604,000	631,492
3.20%, 05/13/2025 - 05/11/2027	335,000	355,008
3.35%, 02/09/2027	276,000	295,078
3.45%, 05/06/2024 - 02/09/2045	306,000	324,715
3.75%, 09/12/2047 - 11/13/2047	400,000	446,446
3.85%, 08/04/2046	181,000	204,035
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	340,000	382,357

		3,460,827

Tobacco - 0.0% (F)
BAT Capital Corp.
4.39%, 08/15/2037	68,000	65,888

Trading Companies & Distributors - 0.2%
Air Lease Corp.
3.25%, 03/01/2025 - 10/01/2029	604,000	601,536
3.63%, 04/01/2027	70,000	72,174

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors (continued)
BOC Aviation, Ltd.
2.38%, 09/15/2021 (A)	$ 200,000	$ 198,241
2.75%, 09/18/2022 (A)	200,000	199,959
International Lease Finance Corp.
5.88%, 08/15/2022	200,000	219,122
8.63%, 01/15/2022	200,000	227,002

		1,518,034

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.70%, 03/14/2023 (A)	100,000	100,789
4.13%, 08/01/2023 (A)	277,000	293,133

		393,922

Water Utilities - 0.1%
American Water Capital Corp.
3.40%, 03/01/2025	183,000	192,130
4.00%, 12/01/2046	86,000	94,562

		286,692

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.63%, 04/22/2029	290,000	308,276
4.38%, 04/22/2049	400,000	461,112
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	125,000	126,287
Rogers Communications, Inc.
4.35%, 05/01/2049	205,000	235,900
Vodafone Group PLC
4.13%, 05/30/2025	170,000	183,557
4.88%, 06/19/2049	415,000	462,081
5.25%, 05/30/2048	172,000	199,371

		1,976,584

Total Corporate Debt Securities (Cost $161,371,524)		172,092,680

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	210,802
5.00%, 06/15/2045	200,000	234,000
7.38%, 09/18/2037	100,000	142,376

		587,178

Israel - 0.7%
Israel Government AID Bond
5.50%, 09/18/2033	100,000	139,896
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	889,414
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	3,480,000	3,153,731
Series 2004-Z,
08/15/2023	1,000,000	928,824

		5,111,865

Mexico - 0.2%
Mexico Government International Bond
3.75%, 01/11/2028	210,000	216,405

The notes are an integral part of this report. Transamerica Series Trust	Page 15

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Government International Bond (continued)
4.13%, 01/21/2026	$ 200,000	$ 212,002
4.35%, 01/15/2047	104,000	107,274
4.60%, 01/23/2046	448,000	476,659
4.75%, 03/08/2044, MTN	60,000	64,950

		1,077,290

Panama - 0.1%
Panama Government International Bond
3.87%, 07/23/2060	385,000	416,189
4.50%, 04/16/2050	200,000	237,502

		653,691

Peru - 0.0% (F)
Peru Government International Bond
5.63%, 11/18/2050 (G)	36,000	52,740

Total Foreign Government Obligations (Cost $7,153,038)		7,482,764

MORTGAGE-BACKED SECURITIES - 3.4%
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	194,569	207,756
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	140,845	140,372
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	48,102	45,726
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
(1.00) * 1-Month LIBOR + 4.75%, 2.73% (E), 07/25/2035	243,194	29,057
Series 2005-22T1, Class A2,
(1.00) * 1-Month LIBOR + 5.07%, 3.05% (E), 06/25/2035	540,619	75,777
Series 2005-J1, Class 1A4,
(1.00) * 1-Month LIBOR + 5.10%, 3.08% (E), 02/25/2035	26,888	364
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	102,903
Series 2014-520M, Class C,
4.35% (E), 08/15/2046 (A)	200,000	217,294
Banc of America Funding Trust
Series 2005-E, Class 4A1,
4.68% (E), 03/20/2035	13,705	13,802
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	17,421	15,308
Series 2005-7, Class 30,
11/25/2035	19,137	16,521
Series 2005-8, Class 30,
01/25/2036	5,475	4,235
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
4.71% (E), 11/25/2033	72,158	74,166
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	550,000	578,982
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	67,000	66,958
BCAP LLC Trust
Series 2010-RR7, Class 2A1,
4.31% (E), 07/26/2045 (A)	22,311	22,388

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1-Month LIBOR + 0.64%, 2.66% (E), 07/25/2034	$ 70,156	$ 70,284
Bear Stearns ARM Trust
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 4.91% (E), 02/25/2036	40,976	41,988
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR9, Class C,
5.06% (E), 09/11/2042	48,379	48,445
CD Mortgage Trust
Series 2006-CD3, Class AM,
5.65%, 10/15/2048	200,343	206,039
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
4.71% (E), 02/25/2037	61,659	63,268
Series 2007-A2, Class 2A1,
4.40% (E), 07/25/2037	26,972	27,269
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	54,065	55,937
Series 2004-3, Class A4,
5.75%, 04/25/2034	32,439	33,484
Series 2004-7, Class 2A1,
4.60% (E), 06/25/2034	15,305	15,957
Series 2004-HYB1, Class 2A,
4.12% (E), 05/20/2034	11,802	11,987
Series 2005-22, Class 2A1,
3.96% (E), 11/25/2035	93,379	84,676
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5,
5.25%, 10/25/2033	11,541	11,905
COMM Mortgage Trust
Series 2013-SFS, Class A2,
3.09% (E), 04/12/2035 (A)	125,000	128,309
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	454,372
Series 2018-HOME, Class A,
3.94% (E), 04/10/2033 (A)	1,160,000	1,271,360
Commercial Mortgage Trust
Series 2006-GG7, Class AM,
5.83% (E), 07/10/2038	8,961	9,011
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	20,131	21,119
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	29,668	30,745
GS Mortgage Securities Corp. II
Series 2013-KING, Class A,
2.71%, 12/10/2027 (A)	115,955	115,929
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	750,000	771,648
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month LIBOR + 0.35%, 2.37% (E), 03/25/2035 (A)	136,560	126,503
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 2.37% (E), 09/25/2035 (A)	85,785	75,729

The notes are an integral part of this report. Transamerica Series Trust	Page 16

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	$ 44,459	$ 45,966
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	21,564	22,051
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	42,829	45,307
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	62,229	51,645
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (E), 08/25/2022 (A)	1,135,000	1,137,745
Series 2018-RPL1, Class A,
4.25% (E), 06/25/2023 (A)	1,160,000	1,166,792
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 2.37% (E), 05/25/2036	53,594	54,540
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 2.37% (E), 08/25/2036	8,606	8,615
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (A)	765,000	815,648
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.31% (E), 05/15/2045	49,529	78
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3,
4.52% (E), 11/25/2033	20,716	21,443
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	154,000	170,605
LHOME Mortgage Trust
Series 2019-RTL2, Class A1,
3.84%, 03/25/2024 (A)	770,000	769,459
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
4.79% (E), 04/21/2034	26,959	27,517
Series 2004-13, Class 3A7,
4.73% (E), 11/21/2034	14,548	14,940
Series 2004-3, Class 4A2,
3.93% (E), 04/25/2034	11,195	10,595
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
Zero Coupon, 05/28/2035 (A)	11,298	8,217
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 2.64% (E), 10/25/2028	221,813	223,581
Series 2004-1, Class 2A1,
4.17% (E), 12/25/2034	46,303	46,809
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 2.48% (E), 04/25/2029	142,767	142,405
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	241,437	245,259
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	8,974	9,224
Series 2003-A1, Class A5,
7.00%, 04/25/2033	10,096	10,758

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X,
6.00%, 05/25/2037	$ 140,523	$ 33,080
RALI Trust
Series 2002-QS16, Class A3,
(2.09) * 1-Month LIBOR + 16.62%, 12.40% (E), 10/25/2017	52	58
Series 2004-QS3, Class CB,
5.00%, 03/25/2019	330	313
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	160,000	163,952
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT,
3.50%, 07/25/2058	1,424,093	1,494,407
Series 2019-3, Class MB,
3.50%, 10/25/2058	573,320	617,924
Seasoned Loans Structured Transaction
Series 2018-2, Class A1,
3.50%, 11/25/2028	2,258,359	2,361,870
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 2.80% (E), 04/20/2033	100,095	99,083
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 2.64% (E), 12/20/2034	73,294	73,509
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 2.74% (E), 09/20/2034	182,674	181,290
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 2.72% (E), 10/20/2034	129,250	127,819
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
4.46% (E), 02/25/2034	206,410	210,114
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 2.76% (E), 01/19/2034	226,196	223,780
Series 2004-AR1, Class 1A1,
1-Month LIBOR + 0.70%, 2.76% (E), 03/19/2034	194,449	192,972
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 2.72% (E), 10/19/2034	33,627	33,776
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.31% (E), 07/19/2035	108,762	108,170
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A,
4.17% (E), 12/25/2044	71,083	72,658
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class C,
5.48% (E), 08/15/2039	240,000	240,808
Toorak Mortgage Corp., Ltd.
Series 2019-2, Class A1,
3.72% (E), 09/25/2022	946,000	947,675
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	231,000	237,463

The notes are an integral part of this report. Transamerica Series Trust	Page 17

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	$ 130,000	$ 134,049
Series 2012-C2, Class XA,
1.47% (E), 05/10/2063 (A)	732,858	22,340
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	294,976
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56% (E), 12/15/2020	1,200,000	1,200,000
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	556,882
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (A)	400,000	405,383
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.10% (E), 03/15/2045 (A)	573,605	1
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
4.17% (E), 10/25/2033	67,280	69,639
Series 2003-AR6, Class A1,
4.71% (E), 06/25/2033	19,593	20,182
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	41,594	43,254
Series 2003-S9, Class A8,
5.25%, 10/25/2033	39,276	40,573
Series 2004-AR3, Class A2,
4.50% (E), 06/25/2034	11,692	12,010
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7,
5.50%, 06/25/2035	117,949	116,936
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
(1.00) * 1-Month LIBOR + 5.05%, 3.03% (E), 04/25/2035	367,978	44,667
Series 2005-3, Class CX,
5.50%, 05/25/2035	129,088	25,575
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P,
Zero Coupon, 03/25/2033	504	459
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A,
2.80% (E), 03/18/2028 (A)	400,000	399,817
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	14,727	14,713
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,141,467
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
4.76% (E), 06/25/2033	57,330	59,049
Series 2003-K, Class 1A1,
4.62% (E), 11/25/2033	8,470	8,700
Series 2004-EE, Class 3A1,
4.77% (E), 12/25/2034	47,756	49,385
Series 2004-I, Class 1A1,
4.85% (E), 07/25/2034	62,450	65,114
Series 2004-P, Class 2A1,
4.86% (E), 09/25/2034	55,252	57,397

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2004-V, Class 1A1,
4.92% (E), 10/25/2034	$ 17,397	$ 18,023
Series 2005-AR16, Class 2A1,
5.01% (E), 02/25/2034	38,007	39,149
Series 2005-AR3, Class 1A1,
4.98% (E), 03/25/2035	186,943	194,767
Series 2005-AR8, Class 2A1,
4.99% (E), 06/25/2035	12,791	12,958

Total Mortgage-Backed Securities (Cost $21,979,669)		22,804,958

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.0% (F)
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	65,000	88,127

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	225,000	286,072
5.65%, 11/01/2040	155,000	213,373

		499,445

Ohio - 0.0% (F)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	106,000	127,748
4.80%, 06/01/2111	130,000	172,926

		300,674

Total Municipal Government Obligations (Cost $707,427)		888,246

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.4%
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 2.58% (E), 07/15/2042 - 03/15/2044	1,454,395	1,466,675
3.00%, 08/15/2042 - 01/15/2044	2,513,934	2,595,774
3.50%, 01/01/2032 - 06/01/2043	2,358,340	2,477,471
6-Month LIBOR + 1.66%, 3.92% (E), 08/01/2036	24,559	25,531
4.00%, 06/01/2042 - 06/01/2049	6,480,565	6,820,180
6-Month LIBOR + 1.75%, 4.31% (E), 07/01/2036	28,516	29,736
6-Month LIBOR + 1.87%, 4.36% (E), 03/01/2037	18,361	19,239
6-Month LIBOR + 1.73%, 4.37% (E), 10/01/2036	19,154	19,944
4.50%, 05/01/2041	228,270	247,424
6-Month LIBOR + 2.11%, 4.57% (E), 02/01/2037	26,580	28,034
12-Month LIBOR + 1.69%, 4.61% (E), 12/01/2036	4,155	4,364
12-Month LIBOR + 1.67%, 4.63% (E), 11/01/2036	23,521	24,650
1-Year CMT + 2.25%, 4.68% (E), 02/01/2036	57,742	60,879
1-Year CMT + 2.36%, 4.73% (E), 10/01/2036	20,724	21,921
1-Year CMT + 2.25%, 4.75% (E), 05/01/2036	18,127	19,194
1-Year CMT + 2.37%, 4.82% (E), 09/01/2034	34,578	36,574

The notes are an integral part of this report. Transamerica Series Trust	Page 18

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
12-Month LIBOR + 1.94%, 4.88% (E), 06/01/2036	$ 75,670	$ 80,189
1-Year CMT + 2.25%, 4.95% (E), 01/01/2035	24,993	26,321
5.50%, 08/01/2038	27,363	30,907
6.00%, 02/01/2033 - 12/01/2034	74,642	78,482
6.50%, 11/01/2036	20,800	23,554
7.00%, 01/01/2031	54,839	61,778
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.27%, 01/25/2023	1,500,000	1,512,171
2.36%, 08/25/2022	662,319	668,232
2.60%, 09/25/2020	22,239	22,250
2.62%, 01/25/2023	1,250,000	1,272,817
2.72%, 07/25/2026	896,000	933,208
2.77%, 05/25/2025	750,000	776,299
1-Month LIBOR + 0.70%, 2.79% (E), 09/25/2022	161,939	161,939
2.81%, 09/25/2024	591,000	610,996
2.84%, 09/25/2022	505,263	515,858
2.93%, 01/25/2023	530,075	543,045
3.04%, 07/25/2024	2,500,000	2,608,151
3.08%, 01/25/2031	1,179,000	1,242,899
3.30% (E), 11/25/2027	553,000	599,131
3.34% (E), 04/25/2028	465,000	500,780
3.39%, 03/25/2024	857,000	904,766
3.49%, 01/25/2024	1,300,000	1,373,834
3.69%, 01/25/2029	1,045,000	1,171,124
3.85% (E), 05/25/2028	1,340,000	1,500,210
3.90% (E), 08/25/2028	860,000	973,454
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.38% (E), 06/15/2043	930,372	923,609
1-Month LIBOR + 0.40%, 2.43% (E), 10/15/2041	287,483	287,783
1-Month LIBOR + 0.44%, 2.47% (E), 02/15/2037	7,581	7,594
1-Month LIBOR + 0.45%, 2.48% (E), 08/15/2039	136,774	137,309
1-Month LIBOR + 0.55%, 2.58% (E), 08/15/2037	449,049	450,547
1-Month LIBOR + 0.40%, 2.63% (E), 07/15/2037	170,613	170,221
1-Month LIBOR + 0.68%, 2.71% (E), 11/15/2037	245,655	249,084
3.50%, 03/15/2035	2,000,000	2,164,951
4.00%, 12/15/2041	299,700	326,098
5.00%, 12/15/2022 - 05/15/2041	538,815	610,473
5.50%, 12/15/2022 - 05/15/2038	503,836	568,097
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (E), 05/15/2041	74,246	78,748
6.00%, 05/15/2027 - 04/15/2036	894,064	1,002,317
6.38%, 03/15/2032	75,099	86,085
6.40%, 11/15/2023	16,209	16,992
6.50%, 08/15/2031 - 07/15/2036	397,320	455,745
7.00%, 03/15/2024 - 05/15/2032	579,856	662,556
7.25%, 09/15/2030 - 12/15/2030	153,069	178,900
7.50%, 02/15/2023 - 08/15/2030	54,407	60,059
(1.25) * 1-Month LIBOR + 10.13%, 7.59% (E), 07/15/2032	40,277	47,041
8.00%, 01/15/2030	123,452	146,063
(2.00) * 1-Month LIBOR + 13.29%, 9.23% (E), 07/15/2033	30,770	37,356
(3.33) * 1-Month LIBOR + 17.50%, 10.74% (E), 02/15/2040	70,800	92,337

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
(1.83) * 1-Month LIBOR + 14.76%, 11.04% (E), 09/15/2033	$ 6,324	$ 8,300
(3.67) * 1-Month LIBOR + 24.49%, 17.06% (E), 06/15/2034	29,104	35,882
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
2.05% (E), 01/15/2040	81,343	4,370
(1.00) * 1-Month LIBOR + 6.20%, 3.72% (E), 06/15/2038	204,288	31,782
(1.00) * 1-Month LIBOR + 6.00%, 3.97% (E), 11/15/2037 - 02/15/2039	96,259	14,580
(1.00) * 1-Month LIBOR + 6.37%, 4.34% (E), 10/15/2037	412,086	66,573
(1.00) * 1-Month LIBOR + 6.42%, 4.39% (E), 11/15/2037	46,642	8,244
(1.00) * 1-Month LIBOR + 6.80%, 4.77% (E), 04/15/2038	36,305	5,215
(1.00) * 1-Month LIBOR + 7.10%, 5.07% (E), 07/15/2036	13,735	770
(1.00) * 1-Month LIBOR + 8.00%, 5.52% (E), 03/15/2032	25,500	4,544
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
04/15/2020 - 01/15/2040	174,977	158,595
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 3.65% (E), 10/25/2044	163,263	165,026
5.41% (E), 07/25/2032	135,544	150,040
6.50%, 02/25/2043	128,856	154,851
7.00%, 02/25/2043	38,932	46,445
7.50% (E), 08/25/2042	57,825	72,671
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	38,439	7,265
Federal National Mortgage Association
0.01%, 10/09/2019	675,000	674,648
1-Month LIBOR + 0.26%, 2.28% (E), 11/25/2046	118,736	116,996
2.34%, 01/01/2023	890,848	901,262
2.38%, 12/01/2022 - 10/01/2026	1,907,391	1,936,876
2.39% (E), 01/25/2023	618,711	623,283
1-Month LIBOR + 0.35%, 2.44% (E), 01/01/2023	314,396	313,335
2.46%, 02/01/2023	847,871	856,339
2.49%, 05/25/2026	1,000,000	1,018,494
1-Month LIBOR + 0.35%, 2.50% (E), 09/25/2042	393,665	389,842
2.51%, 06/01/2023	875,793	891,737
2.52%, 05/01/2023	1,000,000	1,019,241
1-Month LIBOR + 0.55%, 2.57% (E), 08/25/2042	377,183	378,766
1-Month LIBOR + 0.48%, 2.57% (E), 09/01/2024	901,458	897,641
2.57%, 08/01/2028	2,847,891	2,934,882
2.65%, 08/01/2022	500,000	509,365
2.67%, 07/01/2022	1,500,000	1,527,717
2.70%, 07/01/2026	1,500,000	1,557,786
2.71%, 04/01/2023	1,277,081	1,307,271
2.77%, 06/01/2023	731,790	751,758
2.90%, 06/25/2027	1,344,704	1,406,278
2.92%, 12/01/2024	1,000,000	1,047,218
2.97%, 06/01/2030	1,321,000	1,405,651
2.98%, 08/25/2029	733,000	776,548
3.00%, 01/01/2043	547,732	564,047
3.02% (E), 08/25/2024	636,000	661,826
3.03%, 12/01/2021	425,233	433,200

The notes are an integral part of this report. Transamerica Series Trust	Page 19

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.08%, 01/01/2028	$ 2,000,000	$ 2,129,992
3.09% (E), 04/25/2027	1,167,000	1,239,965
3.10%, 09/01/2025 - 01/01/2028	2,985,380	3,188,613
3.12%, 11/01/2026	969,953	1,035,209
3.14% (E), 03/25/2028	546,000	578,985
3.16%, 01/01/2030	2,000,000	2,149,056
3.18% (E), 06/25/2027	1,016,000	1,077,837
3.19% (E), 02/25/2030	392,000	417,362
1-Month LIBOR + 0.93%, 3.23% (E), 11/25/2022	178,414	178,604
3.24%, 10/01/2026 - 12/01/2026	1,913,416	2,051,881
3.26%, 04/01/2029	2,000,000	2,174,238
3.29%, 08/01/2026	2,498,667	2,694,149
3.30% (E), 04/25/2029	937,000	1,007,923
3.30%, 12/01/2026 - 03/01/2029	2,173,159	2,353,496
3.33%, 05/01/2028	2,057,136	2,231,191
3.34%, 02/01/2027 - 07/01/2030	2,000,000	2,177,120
3.36%, 12/01/2027	1,035,541	1,119,579
3.38%, 12/01/2023	1,458,095	1,539,600
3.42%, 05/01/2024	600,000	637,720
3.45%, 01/01/2024	958,943	1,016,219
3.50% (E), 07/25/2028	997,000	1,083,834
3.50%, 12/01/2027 - 01/01/2044	5,712,591	6,057,468
3.57%, 07/01/2028 - 01/01/2031	2,768,452	3,075,825
3.59%, 10/01/2020	59,314	59,763
3.66%, 10/01/2028	1,183,924	1,312,078
3.67%, 09/01/2028	1,142,000	1,270,169
3.67% (E), 09/25/2028	1,000,000	1,105,404
3.74%, 07/01/2023	478,265	508,371
3.75% (E), 11/25/2028	1,710,000	1,902,814
3.76%, 06/25/2021 - 12/01/2035	2,019,559	2,221,417
3.78% (E), 08/25/2030	1,100,000	1,230,602
3.80%, 02/01/2031	1,388,794	1,572,235
3.81%, 12/01/2028	730,000	823,517
3.82%, 09/01/2028	1,781,780	1,994,708
3.86%, 07/01/2021	861,623	883,408
3.92%, 08/01/2021	1,360,036	1,397,766
3.94%, 07/01/2021	500,000	514,774
3.97%, 06/01/2021 - 07/01/2021	881,060	903,680
3.98%, 08/01/2021	884,627	909,459
3.99%, 07/01/2021	197,992	203,304
4.00%, 07/01/2042 - 03/01/2048	3,284,731	3,494,892
4.00%, 08/01/2048 (I)	1,258,000	1,309,942
4.02%, 08/01/2021 - 11/01/2028	1,474,935	1,556,446
4.05%, 08/01/2021	714,344	735,351
4.06%, 07/01/2021	951,156	977,789
4.23%, 03/01/2020	779,898	778,633
4.25%, 04/01/2021	500,000	512,685
4.26%, 06/01/2021	292,926	303,396
4.38%, 04/01/2020	117,851	119,006
4.45%, 07/01/2026	439,357	504,505
1-Year CMT + 2.23%, 4.80% (E), 01/01/2036	21,631	22,792
12-Month LIBOR + 1.79%, 4.91% (E), 01/01/2038	6,975	7,194
5.00%, 05/01/2023 - 06/01/2048	1,506,034	1,623,513
5.50%, 07/01/2022 - 05/01/2036	154,366	166,451
6.00%, 12/01/2032 - 11/01/2037	287,598	322,883
6.50%, 08/01/2020 - 10/01/2036	52,515	60,807
8.00%, 11/01/2037	3,673	3,954
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.30%, 2.32% (E), 08/25/2041	171,499	170,915
1-Month LIBOR + 0.35%, 2.37% (E), 04/25/2035 - 08/25/2036	65,962	66,130

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
1-Month LIBOR + 0.40%, 2.42% (E), 10/25/2042	$ 417,525	$ 414,682
1-Month LIBOR + 0.50%, 2.52% (E), 05/25/2035 - 10/25/2042	845,696	850,236
1-Month LIBOR + 0.25%, 2.60% (E), 06/27/2036	22,904	22,499
3.00%, 01/25/2046	455,095	469,554
4.00%, 10/25/2025 - 04/25/2033	697,884	733,396
4.50%, 07/25/2029	1,000,000	1,101,043
(1.33) * 1-Month LIBOR + 7.47%, 4.67% (E), 08/25/2033	45,818	50,027
5.00%, 09/25/2023 - 08/25/2040	1,230,496	1,414,965
5.31% (E), 12/25/2042	98,378	107,544
5.50%, 04/25/2023 - 07/25/2038	1,065,353	1,152,890
5.75%, 06/25/2033	161,724	182,186
5.79% (E), 10/25/2042	18,102	20,410
5.82% (E), 12/25/2042	53,132	58,995
6.00% (E), 07/25/2023	46,021	48,677
6.00%, 11/25/2032 - 11/25/2039	325,610	367,362
6.50%, 02/25/2022 - 05/25/2044	371,629	426,203
7.00%, 03/25/2031 - 11/25/2041	674,633	792,961
(1.88) * 1-Month LIBOR + 11.28%, 7.48% (E), 07/25/2035	71,485	85,714
8.00%, 05/25/2022	5,248	5,510
(2.50) * 1-Month LIBOR + 13.75%, 8.50% (E), 07/25/2033	18,645	22,022
(1.67) * 1-Month LIBOR + 12.50%, 9.14% (E), 09/25/2033	8,011	9,549
(2.00) * 1-Month LIBOR + 14.00%, 9.96% (E), 03/25/2038	5,188	6,136
(6.67) * 1-Month LIBOR + 54.00%, 10.00% (E), 03/25/2032	3,318	4,115
(1.83) * 1-Month LIBOR + 14.48%, 10.78% (E), 12/25/2032	5,375	6,569
(2.75) * 1-Month LIBOR + 16.50%, 10.95% (E), 05/25/2034	17,411	22,094
(2.00) * 1-Month LIBOR + 15.50%, 11.42% (E), 11/25/2031	18,249	23,156
(2.50) * 1-Month LIBOR + 17.38%, 12.33% (E), 07/25/2035	58,303	79,637
(2.75) * 1-Month LIBOR + 19.53%, 13.97% (E), 04/25/2034 - 05/25/2034	102,959	145,853
(4.00) * 1-Month LIBOR + 24.00%, 15.93% (E), 05/25/2034	9,116	12,773
(3.50) * 1-Month LIBOR + 23.10%, 16.04% (E), 06/25/2035	37,075	42,712
(3.67) * 1-Month LIBOR + 24.57%, 17.17% (E), 03/25/2036	17,403	26,410
(4.00) * 1-Month LIBOR + 26.20%, 18.13% (E), 10/25/2036	6,120	9,232
(4.00) * 1-Month LIBOR + 26.56%, 18.49% (E), 12/25/2036	7,626	11,168
(3.25) * 1-Month LIBOR + 25.19%, 18.63% (E), 02/25/2032	2,445	3,391
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.91% (E), 08/25/2042	266,547	5,791
1.73% (E), 01/25/2038	29,216	1,324
2.02% (E), 04/25/2041	52,794	2,956
(1.00) * 1-Month LIBOR + 5.85%, 3.83% (E), 09/25/2038	122,519	14,710
(1.00) * 1-Month LIBOR + 5.91%, 3.89% (E), 02/25/2038	67,810	10,909
(1.00) * 1-Month LIBOR + 6.10%, 4.08% (E), 06/25/2037	31,905	4,482

The notes are an integral part of this report. Transamerica Series Trust	Page 20

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.58%, 4.09% (E), 06/25/2036	$ 29,076	$ 4,729
(1.00) * 1-Month LIBOR + 6.18%, 4.16% (E), 12/25/2039	11,320	1,313
(1.00) * 1-Month LIBOR + 6.20%, 4.18% (E), 03/25/2038	10,329	1,110
(1.00) * 1-Month LIBOR + 6.70%, 4.21% (E), 03/25/2036	512,390	103,148
(1.00) * 1-Month LIBOR + 6.42%, 4.40% (E), 04/25/2040	18,202	2,357
(1.00) * 1-Month LIBOR + 6.50%, 4.48% (E), 06/25/2023	5,672	166
(1.00) * 1-Month LIBOR + 6.53%, 4.51% (E), 01/25/2041	263,200	54,969
(1.00) * 1-Month LIBOR + 6.54%, 4.52% (E), 09/25/2037	45,065	9,060
(1.00) * 1-Month LIBOR + 6.55%, 4.53% (E), 02/25/2039	31,074	5,501
(1.00) * 1-Month LIBOR + 7.15%, 5.13% (E), 07/25/2037	78,690	19,072
6.50%, 05/25/2033	21,995	5,037
7.00%, 06/25/2033	27,865	6,419
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2032 - 12/25/2043	1,712,527	1,521,307
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	45,014	42,161
05/15/2030, MTN	400,000	318,859
FN Reseda
2.42%, 01/01/2030 (I)	1,400,000	1,427,562
FREMF Mortgage Trust
3.70% (E), 11/25/2049 (A)	529,000	551,059
3.81% (E), 01/25/2048 (A)	760,000	787,772
3.97% (E), 07/25/2049 (A)	420,000	438,416
4.21% (E), 11/25/2047 (A)	490,000	515,885
Government National Mortgage Association
1.65%, 01/20/2063	546,644	543,953
2.00%, 05/16/2049	124,775	123,288
2.08% (E), 07/16/2048	41,406	41,137
2.50%, 09/16/2056	47,543	47,588
1-Month LIBOR + 0.40%, 2.63% (E), 12/20/2060	589,501	588,405
1-Month LIBOR + 0.41%, 2.64% (E), 03/20/2063	594,054	593,050
1-Month LIBOR + 0.43%, 2.66% (E), 04/20/2060	17,281	17,259
1-Month LIBOR + 0.45%, 2.68% (E), 03/20/2060 - 08/20/2067	1,491,557	1,490,587
1-Month LIBOR + 0.47%, 2.70% (E), 01/20/2061 - 08/20/2065	2,737,028	2,735,803
1-Month LIBOR + 0.48%, 2.71% (E), 02/20/2065	1,076,194	1,075,938
1-Month LIBOR + 0.50%, 2.73% (E), 07/20/2064	863,341	863,773
1-Month LIBOR + 0.52%, 2.74% (E), 10/20/2062	289,348	289,553
1-Month LIBOR + 0.52%, 2.75% (E), 09/20/2065	538,142	538,819
1-Month LIBOR + 0.55%, 2.78% (E), 07/20/2062	5,792	5,797
1-Month LIBOR + 0.30%, 2.81% (E), 08/20/2060	3,118	3,112
1-Month LIBOR + 0.58%, 2.81% (E), 09/20/2062 - 05/20/2066	609,976	610,786

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 0.34%, 2.85% (E), 12/20/2062	$ 242,370	$ 241,486
1-Month LIBOR + 0.65%, 2.88% (E), 01/20/2064 - 03/20/2064	2,168,249	2,177,224
1-Month LIBOR + 0.66%, 2.89% (E), 12/20/2065	424,974	427,859
1-Month LIBOR + 0.50%, 3.01% (E), 06/20/2064 - 07/20/2064	2,149,239	2,150,312
1-Month LIBOR + 0.70%, 3.21% (E), 05/20/2061	6,119	6,142
1-Month LIBOR + 1.00%, 3.23% (E), 12/20/2066	461,110	468,206
3.50%, 11/20/2039 - 06/20/2046	1,697,350	1,766,536
4.50%, 05/20/2048 - 09/20/2049	10,443,146	11,172,049
4.78% (E), 10/20/2043	693,698	774,792
5.00%, 04/16/2023 - 04/15/2049	1,996,025	2,220,658
5.48%, 01/20/2038	316,484	361,673
5.50%, 01/16/2033 - 09/20/2039	1,195,912	1,341,608
5.56%, 07/20/2040	230,730	263,678
5.85% (E), 12/20/2038	89,601	102,332
6.00%, 09/20/2038 - 08/20/2039	173,114	197,393
6.50%, 10/16/2024 - 06/20/2033	692,555	761,690
7.33%, 11/20/2030	12,674	12,656
9.00%, 05/16/2027	7,606	7,598
(2.00) * 1-Month LIBOR + 13.40%, 9.31% (E), 10/20/2037	21,344	24,230
(2.41) * 1-Month LIBOR + 16.43%, 11.55% (E), 06/17/2035	13,767	16,708
(2.20) * 1-Month LIBOR + 16.72%, 12.26% (E), 05/18/2034	707	835
(3.00) * 1-Month LIBOR + 20.21%, 14.07% (E), 09/20/2037	9,222	11,723
(2.75) * 1-Month LIBOR + 19.66%, 14.09% (E), 04/16/2034	34,145	48,519
(3.50) * 1-Month LIBOR + 23.28%, 16.12% (E), 04/20/2037	32,199	46,427
(4.91) * 1-Month LIBOR + 29.46%, 17.25% (E), 09/20/2034	17,275	24,982
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.70%, 3.66% (E), 12/20/2038	36,560	3,843
(1.00) * 1-Month LIBOR + 6.27%, 3.79% (E), 04/20/2039	48,935	4,945
(1.00) * 1-Month LIBOR + 5.83%, 3.79% (E), 02/20/2038	62,487	7,030
(1.00) * 1-Month LIBOR + 6.00%, 3.96% (E), 11/20/2037	57,024	6,234
(1.00) * 1-Month LIBOR + 6.08%, 4.04% (E), 06/20/2039	38,785	4,256
(1.00) * 1-Month LIBOR + 6.10%, 4.06% (E), 10/20/2034	76,408	10,100
(1.00) * 1-Month LIBOR + 6.10%, 4.07% (E), 02/16/2039	22,171	2,431
(1.00) * 1-Month LIBOR + 6.20%, 4.16% (E), 03/20/2037 - 06/20/2038	125,299	16,984
(1.00) * 1-Month LIBOR + 6.30%, 4.26% (E), 09/20/2035 - 03/20/2039	156,182	27,371
(1.00) * 1-Month LIBOR + 6.40%, 4.37% (E), 05/16/2038 - 06/16/2039	151,656	21,403
(1.00) * 1-Month LIBOR + 6.47%, 4.44% (E), 06/16/2037	44,561	5,421
(1.00) * 1-Month LIBOR + 6.55%, 4.51% (E), 11/20/2037 - 12/20/2037	53,679	8,041
(1.00) * 1-Month LIBOR + 6.75%, 4.71% (E), 07/20/2037	99,398	16,324

The notes are an integral part of this report. Transamerica Series Trust	Page 21

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.78%, 4.73% (E), 08/20/2037	$ 69,006	$ 14,318
(1.00) * 1-Month LIBOR + 6.81%, 4.78% (E), 04/16/2037	33,407	6,005
5.50%, 10/16/2037	78,132	6,524
6.50%, 03/20/2039	27,773	6,827
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	136,020	126,421
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 10/15/2020	7,600,000	7,499,142
Resolution Funding Corp., Principal Only STRIPS
01/15/2026 - 10/15/2027	335,000	290,163
Tennessee Valley Authority
4.25%, 09/15/2065	397,000	548,598
4.63%, 09/15/2060	257,000	373,655
5.88%, 04/01/2036	698,000	1,012,455
Tennessee Valley Authority, Principal Only STRIPS
11/01/2025 - 03/15/2032	1,050,000	884,952
01/15/2038	150,000	91,340
Vendee Mortgage Trust
Series 1997-1, Class 2Z,
7.50%, 02/15/2027	232,496	260,253

Total U.S. Government Agency Obligations (Cost $193,082,115)		199,490,674

U.S. GOVERNMENT OBLIGATIONS - 24.5%
U.S. Treasury - 24.4%
U.S. Treasury Bond
2.25%, 08/15/2046 - 08/15/2049	10,830,000	11,106,007
2.50%, 02/15/2045 - 02/15/2046	8,250,000	8,880,254
2.75%, 08/15/2042 - 11/15/2042	8,248,000	9,255,508
2.88%, 05/15/2043 - 08/15/2045	5,570,000	6,387,870
3.00%, 02/15/2048	240,000	284,953
3.13%, 02/15/2043 - 05/15/2048	1,874,000	2,243,628
3.63%, 08/15/2043 - 02/15/2044	1,999,000	2,580,567
3.75%, 11/15/2043	2,923,000	3,844,773
4.38%, 05/15/2041	3,100,000	4,381,656
5.25%, 02/15/2029	130,000	170,325
U.S. Treasury Bond, Principal Only STRIPS
05/15/2022 - 02/15/2035 (G)	4,550,000	4,080,988
11/15/2022 - 08/15/2041	49,584,260	42,348,840
U.S. Treasury Note
1.00%, 11/30/2019	400,000	399,309
1.13%, 07/31/2021	3,000,000	2,970,117
1.25%, 07/31/2023	3,000,000	2,963,789
1.38%, 04/30/2020 - 09/30/2023	7,869,000	7,818,115
1.50%, 08/15/2026	142,000	140,868
1.63%, 08/15/2022 - 02/15/2026	6,409,500	6,420,383
1.75%, 09/30/2022 - 05/15/2023	5,588,000	5,618,610
2.00%, 02/28/2021 - 08/15/2025	19,700,500	19,971,744
2.13%, 02/29/2024 - 05/15/2025	3,683,000	3,777,268
2.25%, 11/15/2024 - 02/15/2027	401,000	415,843
2.63%, 08/15/2020 - 05/15/2021	17,982,000	18,103,399
2.75%, 05/31/2023	184,000	191,648
2.88%, 04/30/2025	265,000	283,074
3.63%, 02/15/2021	1,000,000	1,025,273

		165,664,809

U.S. Treasury Inflation-Protected Securities - 0.1%
U.S. Treasury Inflation-Indexed Bond
2.13%, 02/15/2040	237,400	314,127
2.50%, 01/15/2029	119,496	144,179

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022	$ 257,311	$ 254,742
1.38%, 01/15/2020	359,482	358,387

		1,071,435

Total U.S. Government Obligations (Cost $153,169,813)		166,736,244

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (J)	4,016,950	4,016,950

Total Other Investment Company (Cost $4,016,950)		4,016,950

	Principal	Value
REPURCHASE AGREEMENT - 3.9%
Fixed Income Clearing Corp., 1.05% (J), dated 09/30/2019, to be repurchased at $26,211,071 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $26,735,020.	$ 26,210,307	26,210,307

Total Repurchase Agreement (Cost $26,210,307)		26,210,307

Total Investments (Cost $651,272,988)		684,003,293
Net Other Assets (Liabilities) - (0.7)%		(4,917,200)

Net Assets - 100.0%		$ 679,086,093

The notes are an integral part of this report. Transamerica Series Trust	Page 22

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (L)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$82,404,549	$1,875,921	$84,280,470
Corporate Debt Securities	—	172,092,680	—	172,092,680
Foreign Government Obligations	—	7,482,764	—	7,482,764
Mortgage-Backed Securities	—	22,804,958	—	22,804,958
Municipal Government Obligations	—	888,246	—	888,246
U.S. Government Agency Obligations	—	199,490,674	—	199,490,674
U.S. Government Obligations	—	166,736,244	—	166,736,244
Other Investment Company	4,016,950	—	—	4,016,950
Repurchase Agreement	—	26,210,307	—	26,210,307

Total Investments	$4,016,950	$678,110,422	$1,875,921	$684,003,293

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (D)	$—	$—	$1,076,386	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the total value of 144A securities is $111,479,706, representing 16.4% of the Portfolio’s net assets.
(B)	Securities are Level 3 of the fair value hierarchy.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2019, the total value of securities is $1,875,921, representing 0.3% of the Portfolio’s net assets.
(D)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period the security utilized significant observable inputs.
(E)	Floating or variable rate securities. The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,935,554. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Rates disclosed reflect the yields at September 30, 2019.
(K)	The Portfolio recognizes transfers in and out of Level 3 as of September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(L)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 23

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 2.4%
Boeing Co.	20,700	$ 7,875,729
General Dynamics Corp.	88,060	16,091,204
Northrop Grumman Corp.	22,130	8,294,103
United Technologies Corp.	113,720	15,525,054

		47,786,090

Airlines - 0.4%
Delta Air Lines, Inc.	78,670	4,531,392
Southwest Airlines Co.	37,400	2,019,974
United Airlines Holdings, Inc. (A)	19,420	1,716,922

		8,268,288

Auto Components - 0.2%
BorgWarner, Inc.	22,250	816,130
Magna International, Inc.	74,770	3,987,484

		4,803,614

Automobiles - 0.3%
General Motors Co.	164,200	6,154,216

Banks - 4.8%
Bank of America Corp.	915,780	26,713,303
Citigroup, Inc.	394,330	27,240,317
Citizens Financial Group, Inc.	64,820	2,292,683
Fifth Third Bancorp	122,700	3,359,526
KeyCorp	569,500	10,159,880
Regions Financial Corp.	188,600	2,983,652
SunTrust Banks, Inc.	83,040	5,713,152
Wells Fargo & Co.	360,630	18,190,177

		96,652,690

Beverages - 2.2%
Coca-Cola Co.	560,940	30,537,573
Constellation Brands, Inc., Class A	25,910	5,370,625
PepsiCo, Inc.	57,170	7,838,007

		43,746,205

Biotechnology - 2.5%
AbbVie, Inc.	220,180	16,672,029
Alexion Pharmaceuticals, Inc. (A)	58,570	5,736,346
Amgen, Inc.	8,760	1,695,148
Biogen, Inc. (A)	30,680	7,142,918
Celgene Corp. (A)	79,540	7,898,322
Regeneron Pharmaceuticals, Inc. (A)	16,010	4,441,174
Vertex Pharmaceuticals, Inc. (A)	42,580	7,213,903

		50,799,840

Building Products - 0.3%
Masco Corp.	155,560	6,483,741

Capital Markets - 3.2%
Ameriprise Financial, Inc.	26,900	3,956,990
BlackRock, Inc.	9,300	4,144,452
Charles Schwab Corp.	184,350	7,711,361
Franklin Resources, Inc.	143,500	4,141,410
Intercontinental Exchange, Inc.	198,620	18,326,667
Invesco, Ltd.	202,900	3,437,126
Morgan Stanley	426,810	18,211,983

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
S&P Global, Inc.	4,500	$ 1,102,410
TD Ameritrade Holding Corp.	78,620	3,671,554

		64,703,953

Chemicals - 2.0%
Celanese Corp.	56,910	6,959,524
Corteva, Inc. (A)	141,153	3,952,284
Dow, Inc. (A)	109,793	5,231,636
DuPont de Nemours, Inc.	87,153	6,214,880
Eastman Chemical Co.	119,820	8,846,311
Linde PLC	31,350	6,073,122
LyondellBasell Industries NV, Class A	23,600	2,111,492

		39,389,249

Commercial Services & Supplies - 0.2%
Cintas Corp.	5,010	1,343,181
Waste Management, Inc.	16,600	1,909,000

		3,252,181

Communications Equipment - 0.3%
Cisco Systems, Inc.	97,050	4,795,240
Motorola Solutions, Inc.	8,200	1,397,362

		6,192,602

Consumer Finance - 1.0%
American Express Co.	24,150	2,856,462
Capital One Financial Corp.	142,900	13,001,042
Synchrony Financial	114,200	3,893,078

		19,750,582

Containers & Packaging - 0.5%
Avery Dennison Corp.	6,210	705,269
Crown Holdings, Inc. (A)	73,980	4,887,119
Packaging Corp. of America	25,050	2,657,805
WestRock Co.	72,540	2,644,083

		10,894,276

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	32,630	770,721

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B (A)	156,370	32,528,087

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	33,200	1,256,288
Verizon Communications, Inc.	400,130	24,151,847

		25,408,135

Electric Utilities - 3.3%
American Electric Power Co., Inc.	115,850	10,853,986
Edison International	155,700	11,742,894
Entergy Corp.	62,200	7,299,792
Exelon Corp.	40,680	1,965,251
NextEra Energy, Inc.	83,630	19,484,954
Xcel Energy, Inc.	216,530	14,050,632

		65,397,509

Electrical Equipment - 1.0%
Eaton Corp. PLC	234,530	19,501,169

Entertainment - 1.5%
Electronic Arts, Inc. (A)	84,470	8,262,855
Netflix, Inc. (A)	50,710	13,571,010

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
Viacom, Inc., Class B	13,600	$ 326,808
Walt Disney Co.	63,190	8,234,921

		30,395,594

Equity Real Estate Investment Trusts - 2.4%
AvalonBay Communities, Inc.	44,570	9,597,258
Boston Properties, Inc.	16,630	2,156,246
Digital Realty Trust, Inc.	12,380	1,607,048
Equinix, Inc.	13,820	7,971,376
Equity Residential	33,990	2,931,977
Federal Realty Investment Trust	30,210	4,112,789
Host Hotels & Resorts, Inc.	137,750	2,381,698
Mid-America Apartment Communities, Inc.	8,900	1,157,089
Prologis, Inc.	114,970	9,797,743
Public Storage	8,750	2,146,113
Ventas, Inc.	45,270	3,306,068
VICI Properties, Inc.	73,149	1,656,825

		48,822,230

Food Products - 1.1%
Conagra Brands, Inc.	40,100	1,230,268
General Mills, Inc.	117,300	6,465,576
Mondelez International, Inc., Class A	244,890	13,547,315

		21,243,159

Health Care Equipment & Supplies - 3.1%
Becton Dickinson and Co.	9,090	2,299,406
Boston Scientific Corp. (A)	412,580	16,787,880
Intuitive Surgical, Inc. (A)	6,420	3,466,351
Medtronic PLC	215,780	23,438,024
Zimmer Biomet Holdings, Inc.	111,940	15,366,004

		61,357,665

Health Care Providers & Services - 2.6%
Anthem, Inc.	36,430	8,746,843
Cigna Corp. (A)	118,650	18,009,883
McKesson Corp.	15,330	2,094,998
UnitedHealth Group, Inc.	107,350	23,329,302

		52,181,026

Hotels, Restaurants & Leisure - 1.4%
Hilton Worldwide Holdings, Inc.	73,740	6,865,931
McDonald’s Corp.	28,600	6,140,706
Royal Caribbean Cruises, Ltd.	17,070	1,849,193
Yum! Brands, Inc.	124,600	14,133,378

		28,989,208

Household Durables - 0.3%
Lennar Corp., Class A	98,770	5,516,305

Household Products - 1.2%
Kimberly-Clark Corp.	7,600	1,079,580
Procter & Gamble Co.	183,950	22,879,701

		23,959,281

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	125,430	21,222,756

Insurance - 2.3%
Allstate Corp.	51,310	5,576,371
American International Group, Inc.	141,990	7,908,843
Arthur J. Gallagher & Co.	33,600	3,009,552
Everest Re Group, Ltd.	10,720	2,852,485
Hartford Financial Services Group, Inc.	193,520	11,729,247

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Lincoln National Corp.	20,820	$ 1,255,862
MetLife, Inc.	259,240	12,225,759
Progressive Corp.	19,400	1,498,650

		46,056,769

Interactive Media & Services - 4.5%
Alphabet, Inc., Class A (A)	29,850	36,451,029
Alphabet, Inc., Class C (A)	27,320	33,303,080
Facebook, Inc., Class A (A)	114,920	20,464,954

		90,219,063

Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (A)	38,940	67,596,335
Booking Holdings, Inc. (A)	800	1,570,088
Expedia Group, Inc.	83,560	11,231,300

		80,397,723

IT Services - 6.4%
Accenture PLC, Class A	97,400	18,734,890
Automatic Data Processing, Inc.	136,750	22,074,185
Cognizant Technology Solutions Corp., Class A	124,200	7,484,913
Fiserv, Inc. (A)	42,767	4,430,233
Mastercard, Inc., Class A	138,990	37,745,514
PayPal Holdings, Inc. (A)	173,530	17,975,973
Visa, Inc., Class A	113,070	19,449,171

		127,894,879

Leisure Products - 0.1%
Hasbro, Inc.	25,200	2,990,988

Life Sciences Tools & Services - 1.2%
Illumina, Inc. (A)	11,990	3,647,598
Thermo Fisher Scientific, Inc.	72,920	21,239,408

		24,887,006

Machinery - 2.5%
Caterpillar, Inc.	42,700	5,393,437
Cummins, Inc.	58,520	9,519,448
Deere & Co.	36,290	6,121,397
Ingersoll-Rand PLC	63,860	7,868,191
PACCAR, Inc.	59,030	4,132,690
Parker-Hannifin Corp.	31,005	5,599,813
Snap-on, Inc.	19,240	3,011,830
Stanley Black & Decker, Inc.	55,650	8,036,417

		49,683,223

Media - 3.2%
Altice, Inc., Class A (A)	129,450	3,712,626
Charter Communications, Inc., Class A (A)	42,140	17,366,737
Comcast Corp., Class A	729,490	32,885,409
Discovery, Inc., Class A (A) (C)	174,234	4,639,852
Discovery, Inc., Class C (A)	199,623	4,914,718

		63,519,342

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	105,350	1,008,199
Newmont Goldcorp Corp.	38,240	1,450,061

		2,458,260

Multi-Utilities - 0.3%
Sempra Energy	39,480	5,827,643

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 4.4%
Chevron Corp.	263,580	$ 31,260,588
Concho Resources, Inc.	18,440	1,252,076
Diamondback Energy, Inc.	81,170	7,297,995
EOG Resources, Inc.	183,920	13,650,542
Exxon Mobil Corp.	79,680	5,626,205
Marathon Petroleum Corp.	200,990	12,210,142
ONEOK, Inc.	116,970	8,619,519
Pioneer Natural Resources Co.	75,510	9,496,893

		89,413,960

Pharmaceuticals - 4.1%
Allergan PLC	23,710	3,990,156
Bristol-Myers Squibb Co.	192,990	9,786,523
Eli Lilly & Co.	131,172	14,668,965
Johnson & Johnson	155,750	20,150,935
Merck & Co., Inc.	297,440	25,038,499
Pfizer, Inc.	253,520	9,108,973

		82,744,051

Road & Rail - 1.6%
Kansas City Southern	7,800	1,037,478
Lyft, Inc., Class A (A) (C)	39,400	1,609,096
Norfolk Southern Corp.	99,330	17,845,628
Union Pacific Corp.	76,440	12,381,751

		32,873,953

Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. (A)	209,200	6,064,708
Analog Devices, Inc.	146,340	16,350,568
Intel Corp.	59,360	3,058,821
KLA Corp.	26,300	4,193,535
NVIDIA Corp.	71,410	12,430,339
NXP Semiconductors NV	107,900	11,774,048
Skyworks Solutions, Inc.	7,400	586,450
Teradyne, Inc.	174,740	10,119,193
Texas Instruments, Inc.	161,530	20,876,137

		85,453,799

Software - 6.3%
Intuit, Inc.	18,690	4,970,419
Microsoft Corp.	761,120	105,818,514
salesforce.com, Inc. (A)	112,010	16,626,764

		127,415,697

Specialty Retail - 4.9%
Advance Auto Parts, Inc.	43,290	7,160,166
AutoZone, Inc. (A)	13,150	14,262,753
Best Buy Co., Inc.	136,610	9,424,724
Home Depot, Inc.	104,500	24,246,090
Lowe’s Cos., Inc.	150,140	16,509,394
O’Reilly Automotive, Inc. (A)	16,730	6,667,072
Ross Stores, Inc.	58,630	6,440,506
TJX Cos., Inc.	233,720	13,027,553

		97,738,258

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	380,100	85,130,997
HP, Inc.	269,260	5,094,399

		90,225,396

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	100,900	$ 9,476,528
Ralph Lauren Corp.	21,400	2,043,058

		11,519,586

Tobacco - 1.3%
Altria Group, Inc.	153,910	6,294,919
Philip Morris International, Inc.	252,160	19,146,509

		25,441,428

Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (A)	71,690	2,808,456

Wireless Telecommunication Services - 0.1%
T-Mobile, Inc. (A)	33,350	2,626,980

Total Common Stocks (Cost $1,682,575,240)		1,988,366,832

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (D)	3,322,471	3,322,471

Total Other Investment Company (Cost $3,322,471)		3,322,471

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.05% (D), dated 09/30/2019, to be repurchased at $24,251,801 on 10/01/2019. Collateralized by a U.S. Government Obligation, 2.13%, due 09/30/2021, and with a value of $24,737,155.	$ 24,251,093	24,251,093

Total Repurchase Agreement (Cost $24,251,093)		24,251,093

Total Investments (Cost $1,710,148,804)		2,015,940,396
Net Other Assets (Liabilities) - (0.3)%		(6,198,326)

Net Assets - 100.0%		$ 2,009,742,070

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	135	12/20/2019	$20,269,649	$20,104,875	$—	$(164,774)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,988,366,832	$—	$—	$1,988,366,832
Other Investment Company	3,322,471	—	—	3,322,471
Repurchase Agreement	—	24,251,093	—	24,251,093

Total Investments	$1,991,689,303	$24,251,093	$—	$2,015,940,396

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(164,774)	$—	$—	$(164,774)

Total Other Financial Instruments	$(164,774)	$—	$—	$(164,774)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,248,432. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at September 30, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.9%
International Alternative Fund - 9.5%
Transamerica Unconstrained Bond (A)	5,922,329	$ 58,334,943

International Equity Funds - 56.7%
Transamerica Emerging Markets Equity (A)	1,406,701	13,391,796
Transamerica International Equity (A)	7,778,650	133,559,425
Transamerica International Growth (A)	21,645,885	155,850,372
Transamerica International Small Cap Value (A)	3,686,176	44,455,280

		347,256,873

U.S. Alternative Fund - 4.3%
Transamerica BlackRock Global Real Estate Securities VP (A)	2,026,200	26,482,428

U.S. Equity Funds - 11.1%
Transamerica Jennison Growth VP (A)	3,601,154	34,246,978
Transamerica Large Cap Value (A)	3,015,574	33,442,716

		67,689,694

U.S. Fixed Income Funds - 12.4%
Transamerica Core Bond (A)	502,668	5,157,371
Transamerica Floating Rate (A)	1,767,834	17,165,664
Transamerica High Yield Bond (A)	1,216,300	11,092,652
Transamerica Intermediate Bond (A)	4,064,810	42,639,857

		76,055,544

U.S. Mixed Allocation Fund - 4.9%
Transamerica PIMCO Total Return VP (A)	2,553,589	30,055,742

Total Investment Companies (Cost $612,239,146)		605,875,224

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.6%
U.S. Treasury - 0.6%
U.S. Treasury Note 2.00%, 01/31/2020 (B)	$ 3,755,000	$ 3,756,027

Total U.S. Government Obligation (Cost $3,745,631)		3,756,027

REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.05% (C), dated 09/30/2019, to be repurchased at $3,567,007 on 10/01/2019. Collateralized by a U.S. Government Obligation, 2.13%, due 09/30/2021, and with a value of $3,642,714.	3,566,903	3,566,903

Total Repurchase Agreement (Cost $3,566,903)		3,566,903

Total Investments (Cost $619,551,680)		613,198,154
Net Other Assets (Liabilities) - (0.1)%		(316,183)

Net Assets - 100.0%		$ 612,881,971

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	1,496	12/31/2019	$179,077,917	$178,246,063	$—	$(831,854)
CAD Currency	411	12/17/2019	31,196,086	31,083,930	—	(112,156)
MSCI EAFE Index	30	12/20/2019	2,847,662	2,847,600	—	(62)
S&P/TSX 60 Index	212	12/19/2019	31,947,391	31,878,809	—	(68,582)

Total					$—	$(1,012,654)

Short Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(353)	12/19/2019	$(45,899,935)	$(46,000,313)	$—	$(100,378)
30-Year U.S. Treasury Bond	(229)	12/19/2019	(37,317,150)	(37,169,562)	147,588	—
MSCI Emerging Markets Index	(84)	12/20/2019	(4,207,806)	(4,207,980)	—	(174)
S&P 500® E-Mini Index	(82)	12/20/2019	(12,256,057)	(12,211,850)	44,207	—
U.S. Treasury Ultra Bond	(173)	12/19/2019	(33,638,321)	(33,199,781)	438,540	—

Total					$630,335	$(100,552)

Total Futures Contracts					$630,335	$(1,113,206)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$605,875,224	$—	$—	$605,875,224
U.S. Government Obligation	—	3,756,027	—	3,756,027
Repurchase Agreement	—	3,566,903	—	3,566,903

Total Investments	$605,875,224	$7,322,930	$—	$613,198,154

Other Financial Instruments
Futures Contracts (E)	$630,335	$—	$—	$630,335

Total Other Financial Instruments	$630,335	$—	$—	$630,335

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(1,113,206)	$—	$—	$(1,113,206)

Total Other Financial Instruments	$(1,113,206)	$—	$—	$(1,113,206)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2019	Shares as of September 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$—	$25,168,924	$(1,052,905)	$124,404	$2,242,005	$26,482,428	2,026,200	$230,333	$—
Transamerica Core Bond	6,329,241	108,669	(1,583,526)	(52,539)	355,526	5,157,371	502,668	108,671	—
Transamerica Emerging Markets Equity	12,843,183	—	—	—	548,613	13,391,796	1,406,701	—	—
Transamerica Floating Rate	25,993,874	1,033,331	(10,452,313)	(247,805)	838,577	17,165,664	1,767,834	1,025,890	—
Transamerica High Yield Bond	12,041,674	495,478	(2,156,208)	(63,374)	775,082	11,092,652	1,216,300	491,982	—
Transamerica Intermediate Bond	45,569,946	971,238	(6,817,692)	42,963	2,873,402	42,639,857	4,064,810	971,237	—
Transamerica International Equity	152,016,794	6,316,438	(40,199,035)	2,601,170	12,824,058	133,559,425	7,778,650	—	—
Transamerica International Growth	160,247,102	6,316,442	(36,324,841)	(3,592,392)	29,204,061	155,850,372	21,645,885	—	—
Transamerica International Small Cap Value	40,031,869	—	—	—	4,423,411	44,455,280	3,686,176	—	—
Transamerica Jennison Growth VP	39,631,255	17,358,716	(22,443,961)	(1,455,707)	1,156,675	34,246,978	3,601,154	151,210	5,340,827
Transamerica Large Cap Value	21,355,304	13,271,621	(3,594,508)	(252,047)	2,662,346	33,442,716	3,015,574	512,331	—
Transamerica PIMCO Total Return VP	30,891,502	773,601	(3,403,686)	93,418	1,700,907	30,055,742	2,553,589	773,601	—
Transamerica Unconstrained Bond	48,905,447	11,440,474	(3,914,977)	(145,256)	2,049,255	58,334,943	5,922,329	1,623,692	—

Total	$595,857,191	$83,254,932	$(131,943,652)	$(2,947,165)	$61,653,918	$605,875,224	59,187,870	$5,888,947	$5,340,827

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $3,364,000.
(C)	Rate disclosed reflects the yield at September 30, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Auto Components - 0.7%
BorgWarner, Inc.	83,842	$ 3,075,325

Banks - 8.3%
Citizens Financial Group, Inc.	127,857	4,522,302
Comerica, Inc.	35,768	2,360,330
Fifth Third Bancorp	230,715	6,316,977
First Republic Bank	43,041	4,162,065
Huntington Bancshares, Inc.	251,005	3,581,841
M&T Bank Corp.	51,324	8,107,652
SunTrust Banks, Inc.	113,308	7,795,591
Zions Bancorp NA	36,311	1,616,566

		38,463,324

Beverages - 1.6%
Constellation Brands, Inc., Class A	19,700	4,083,416
Keurig Dr. Pepper, Inc.	65,893	1,800,197
Molson Coors Brewing Co., Class B	28,639	1,646,742

		7,530,355

Building Products - 0.7%
Fortune Brands Home & Security, Inc.	62,678	3,428,487

Capital Markets - 4.9%
Ameriprise Financial, Inc.	35,512	5,223,815
Invesco, Ltd.	86,259	1,461,228
Northern Trust Corp.	50,412	4,704,448
Raymond James Financial, Inc.	53,357	4,399,818
T. Rowe Price Group, Inc.	59,961	6,850,544

		22,639,853

Chemicals - 1.1%
Sherwin-Williams Co.	9,341	5,136,336

Communications Equipment - 0.2%
CommScope Holding Co., Inc. (A)	83,573	982,818

Construction Materials - 1.0%
Martin Marietta Materials, Inc.	16,784	4,600,494

Consumer Finance - 0.2%
Ally Financial, Inc.	34,233	1,135,166

Containers & Packaging - 2.6%
Ball Corp.	55,327	4,028,359
Silgan Holdings, Inc.	152,294	4,574,150
WestRock Co.	86,704	3,160,361

		11,762,870

Distributors - 0.6%
Genuine Parts Co.	28,553	2,843,593

Electric Utilities - 4.3%
Edison International	60,081	4,531,309
Evergy, Inc.	73,250	4,875,520
Xcel Energy, Inc.	162,827	10,565,844

		19,972,673

Electrical Equipment - 2.6%
Acuity Brands, Inc.	31,680	4,270,147

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
AMETEK, Inc.	52,479	$ 4,818,622
Hubbell, Inc.	20,244	2,660,062

		11,748,831

Electronic Equipment, Instruments & Components - 4.2%
Amphenol Corp., Class A	48,089	4,640,589
Arrow Electronics, Inc. (A)	59,679	4,450,860
CDW Corp.	45,752	5,638,476
Keysight Technologies, Inc. (A)	30,971	3,011,930
SYNNEX Corp.	14,070	1,588,503

		19,330,358

Equity Real Estate Investment Trusts - 12.6%
American Campus Communities, Inc.	54,508	2,620,745
American Homes 4 Rent Trust, Class A	112,833	2,921,246
AvalonBay Communities, Inc.	29,753	6,406,713
Boston Properties, Inc.	42,541	5,515,866
Brixmor Property Group, Inc.	203,201	4,122,948
Essex Property Trust, Inc.	12,358	4,036,741
Federal Realty Investment Trust	36,426	4,959,036
JBG SMITH Properties	48,350	1,895,804
Kimco Realty Corp.	161,430	3,370,658
Outfront Media, Inc.	132,836	3,690,184
Rayonier, Inc.	112,603	3,175,405
Regency Centers Corp.	41,351	2,873,481
Ventas, Inc.	35,104	2,563,645
Vornado Realty Trust	73,933	4,707,314
Weyerhaeuser Co.	100,852	2,793,600
WP Carey, Inc.	26,704	2,390,008

		58,043,394

Food & Staples Retailing - 0.6%
Kroger Co.	99,864	2,574,494

Food Products - 0.8%
Post Holdings, Inc. (A)	36,624	3,876,284

Gas Utilities - 0.8%
National Fuel Gas Co.	82,952	3,892,108

Health Care Equipment & Supplies - 1.4%
Zimmer Biomet Holdings, Inc.	46,668	6,406,116

Health Care Providers & Services - 5.1%
AmerisourceBergen Corp.	54,732	4,506,086
Cigna Corp. (A)	19,598	2,974,780
Convetrus, Inc. (A) (B)	38,974	463,401
Henry Schein, Inc. (A)	51,022	3,239,897
Humana, Inc.	7,578	1,937,467
Laboratory Corp. of America Holdings (A)	30,087	5,054,616
Universal Health Services, Inc., Class B	35,168	5,231,240

		23,407,487

Hotels, Restaurants & Leisure - 0.8%
Hilton Worldwide Holdings, Inc.	38,016	3,539,670

Household Durables - 1.4%
Mohawk Industries, Inc. (A)	33,924	4,208,951
Newell Brands, Inc.	126,246	2,363,325

		6,572,276

Household Products - 0.6%
Energizer Holdings, Inc. (B)	65,437	2,851,744

Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	19,852	2,889,260

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 7.8%
Alleghany Corp. (A)	4,441	$ 3,542,852
Hartford Financial Services Group, Inc.	115,275	6,986,818
Lincoln National Corp.	57,226	3,451,872
Loews Corp.	167,878	8,642,360
Marsh & McLennan Cos., Inc.	40,758	4,077,838
Principal Financial Group, Inc.	19,668	1,123,830
Progressive Corp.	50,419	3,894,868
Unum Group	23,224	690,217
WR Berkley Corp.	49,019	3,540,642

		35,951,297

Internet & Direct Marketing Retail - 1.4%
Expedia Group, Inc.	49,517	6,655,580

IT Services - 0.9%
Jack Henry & Associates, Inc.	28,512	4,161,897

Machinery - 3.7%
IDEX Corp.	25,758	4,221,221
ITT, Inc.	26,920	1,647,235
Lincoln Electric Holdings, Inc.	27,200	2,359,872
Middleby Corp. (A)	36,417	4,257,147
Snap-on, Inc.	29,266	4,581,300

		17,066,775

Media - 2.5%
CBS Corp., Class B	53,424	2,156,727
DISH Network Corp., Class A (A)	83,270	2,837,009
Liberty Broadband Corp., Class C (A)	24,911	2,607,434
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	91,794	3,851,676

		11,452,846

Multi-Utilities - 6.1%
CMS Energy Corp.	155,191	9,924,464
Sempra Energy	48,200	7,114,802
WEC Energy Group, Inc.	116,997	11,126,415

		28,165,681

Multiline Retail - 1.3%
Kohl’s Corp.	73,799	3,664,858
Nordstrom, Inc. (B)	64,880	2,184,510

		5,849,368

Oil, Gas & Consumable Fuels - 4.9%
Cabot Oil & Gas Corp.	175,347	3,080,847
Diamondback Energy, Inc.	67,181	6,040,244
EQT Corp.	125,396	1,334,213
Equitrans Midstream Corp.	115,721	1,683,741
PBF Energy, Inc., Class A	97,164	2,641,889
Williams Cos., Inc.	319,532	7,687,940

		22,468,874

Personal Products - 0.3%
Coty, Inc., Class A	123,399	1,296,923

Real Estate Management & Development - 1.5%
CBRE Group, Inc., Class A (A)	106,290	5,634,433
Cushman & Wakefield PLC (A)	75,544	1,399,830

		7,034,263

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc.	18,151	$ 2,028,011

Software - 1.0%
Synopsys, Inc. (A)	31,952	4,385,412

Specialty Retail - 3.8%
AutoZone, Inc. (A)	6,169	6,691,021
Best Buy Co., Inc.	61,295	4,228,742
Gap, Inc.	144,730	2,512,513
Tiffany & Co.	43,821	4,059,139

		17,491,415

Textiles, Apparel & Luxury Goods - 1.5%
PVH Corp.	35,653	3,145,664
Ralph Lauren Corp.	38,034	3,631,106

		6,776,770

Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc., Class A	28,861	2,093,288

Total Common Stocks (Cost $358,398,066)		439,581,716

OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (C)	3,997,686	3,997,686

Total Other Investment Company (Cost $3,997,686)		3,997,686

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
Fixed Income Clearing Corp., 1.05% (C), dated 09/30/2019, to be repurchased at $21,012,819 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $21,436,499.	$ 21,012,206	21,012,206

Total Repurchase Agreement (Cost $21,012,206)		21,012,206

Total Investments (Cost $383,407,958)		464,591,608
Net Other Assets (Liabilities) - (0.8)%		(3,573,126)

Net Assets - 100.0%		$ 461,018,482

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$439,581,716	$—	$—	$439,581,716
Other Investment Company	3,997,686	—	—	3,997,686
Repurchase Agreement	—	21,012,206	—	21,012,206

Total Investments	$443,579,402	$21,012,206	$—	$464,591,608

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,910,476. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.1%
Cayman Islands - 0.2%
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (A)	$ 219,287	$ 219,336
Goodgreen Trust
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	737,932	753,790
Hero Funding Trust
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	635,800	664,973
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	195,310	202,644

		1,840,743

United States - 9.9%
Aames Mortgage Investment Trust
Series 2005-3, Class M1,
1-Month LIBOR + 0.53%, 2.55% (B), 08/25/2035 (A)	282,472	282,743
Academic Loan Funding Trust
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 2.95% (B), 12/26/2044 (A)	160,569	159,681
Accredited Mortgage Loan Trust
Series 2005-4, Class A2D,
1-Month LIBOR + 0.32%, 2.34% (B), 12/25/2035	111,466	111,238
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1,
1-Month LIBOR + 1.80%, 3.82% (B), 10/25/2032	226,912	229,043
Series 2003-HE1, Class M1,
1-Month LIBOR + 0.98%, 2.99% (B), 11/25/2033	576,595	572,458
Series 2004-HE4, Class M2,
1-Month LIBOR + 0.98%, 2.99% (B), 12/25/2034	225,561	224,005
American Credit Acceptance Receivables Trust
Series 2016-3, Class C,
4.26%, 08/12/2022 (A)	226,909	228,226
Series 2016-4, Class C,
2.91%, 02/13/2023 (A)	54,274	54,298
Series 2018-3, Class E,
5.17%, 10/15/2024 (A)	800,000	828,793
Series 2018-4, Class C,
3.97%, 01/13/2025 (A)	1,245,000	1,265,700
American Homes 4 Rent Trust
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	166,983
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	196,956
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	229,809	239,056
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	319,295
Series 2015-SFR2, Class D,
5.04%, 10/17/2052 (A)	700,000	765,604

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
American Homes 4 Rent Trust (continued)
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (A)	$ 400,000	$ 448,894
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (A)	450,000	457,265
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	500,000	499,401
Series 2017-1, Class B,
2.30%, 02/18/2022	235,000	234,978
Series 2017-1, Class C,
2.71%, 08/18/2022	127,000	127,980
Series 2017-1, Class D,
3.13%, 01/18/2023	284,000	288,238
ARIVO
Series 2018-1, Class A,
5.17%, 10/31/2019 (C) (D)	1,199,302	1,199,302
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M1,
1-Month LIBOR + 0.98%, 2.99% (B), 11/25/2033	438,017	434,731
Series 2003-HE6, Class M2,
1-Month LIBOR + 2.48%, 4.49% (B), 11/25/2033	530,112	533,340
Series 2003-HE6, Class M3,
1-Month LIBOR + 3.00%, 5.02% (B), 11/25/2033	418,304	437,704
Series 2004-HE1, Class M1,
1-Month LIBOR + 1.05%, 3.08% (B), 01/15/2034	413,689	412,955
Series 2004-HE3, Class M2,
1-Month LIBOR + 1.68%, 3.70% (B), 06/25/2034	750,816	751,038
Axis Equipment Finance Receivables IV LLC
Series 2016-1A, Class A,
2.21%, 11/20/2021 (A)	8,956	8,954
B2R Mortgage Trust
Series 2015-2, Class A,
3.34%, 11/15/2048 (A)	274,987	275,212
Bayview Financial Acquisition Trust
Series 2004-C, Class M3,
1-Month LIBOR + 1.95%, 3.99% (B), 05/28/2044	435,869	438,698
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3,
1-Month LIBOR + 1.80%, 3.82% (B), 06/25/2034	87,113	87,457
Series 2004-HE6, Class M2,
1-Month LIBOR + 1.88%, 3.89% (B), 08/25/2034	364,007	364,100
Bear Stearns Asset-Backed Securities Trust
Series 2003-2, Class M1,
1-Month LIBOR + 1.80%, 3.82% (B), 03/25/2043	431,914	433,985
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (A)	1,452,337	1,466,583
Series 2018-2, Class A,
4.45%, 06/15/2033 (A)	1,365,625	1,389,776
Series 2019-1, Class A,
4.21%, 07/15/2034 (A)	1,737,209	1,782,701

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	$ 11,484	$ 11,484
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (C) (D)	1,001,692	999,501
Capital Auto Receivables Asset Trust
Series 2018-1, Class A3,
2.79%, 01/20/2022 (A)	1,558,328	1,562,621
CarMax Auto Owner Trust
Series 2016-3, Class C,
2.20%, 06/15/2022	850,000	849,676
Series 2017-3, Class D,
3.46%, 10/16/2023	906,000	920,248
Carnow Auto Receivables Trust
Series 2017-1A, Class A,
2.92%, 09/15/2022 (A)	47,456	47,455
Carvana Auto Receivables Trust
Series 2019-3A, Class D,
3.04%, 04/15/2025 (A)	1,850,000	1,853,339
Centex Home Equity Loan Trust
Series 2004-A, Class M1,
1-Month LIBOR + 0.60%, 2.62% (B), 01/25/2034	870,404	868,008
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 2.58% (B), 02/25/2033	258,024	252,088
Series 2003-5, Class 2A2,
1-Month LIBOR + 0.60%, 2.62% (B), 07/25/2033	576,894	565,365
CHEC Loan Trust
Series 2004-1, Class M2,
1-Month LIBOR + 0.98%, 2.99% (B), 07/25/2034 (A)	227,820	222,795
CIG Auto Receivables Trust
Series 2017-1A, Class A,
2.71%, 05/15/2023 (A)	96,302	96,402
CLUB Credit Trust
Series 2017-P2, Class A,
2.61%, 01/15/2024 (A)	90,797	90,821
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
3.00% (B), 06/25/2040 (A)	154,631	14,143
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (A)	875,000	926,143
Countrywide Asset-Backed Certificates
Series 2004-BC1, Class M1,
1-Month LIBOR + 0.75%, 2.77% (B), 02/25/2034	628,533	627,197
Countrywide Partnership Trust
Series 2004-EC1, Class M2,
1-Month LIBOR + 0.95%, 2.96% (B), 01/25/2035	277,526	278,313
CPS Auto Receivables Trust
Series 2014-C, Class C,
3.77%, 08/17/2020 (A)	9,896	9,897
Series 2014-D, Class C,
4.35%, 11/16/2020 (A)	27,814	27,873
Series 2015-A, Class C,
4.00%, 02/16/2021 (A)	50,832	50,937
Series 2016-C, Class C,
3.27%, 06/15/2022 (A)	265,652	266,059

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CPS Auto Receivables Trust (continued)
Series 2017-C, Class C,
2.86%, 06/15/2023 (A)	$ 1,150,000	$ 1,151,411
Series 2017-C, Class D,
3.79%, 06/15/2023 (A)	791,000	804,600
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A,
2.56%, 10/15/2025 (A)	102,641	102,681
Series 2017-1A, Class B,
3.04%, 12/15/2025 (A)	250,000	250,934
Series 2017-1A, Class C,
3.48%, 02/17/2026 (A)	250,000	250,747
Series 2017-2A, Class B,
3.02%, 04/15/2026 (A)	1,380,000	1,386,961
Series 2017-2A, Class C,
3.35%, 06/15/2026 (A)	250,000	251,801
Series 2018-1A, Class A,
3.01%, 02/16/2027 (A)	559,000	562,356
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB6, Class M1,
1-Month LIBOR + 1.05%, 3.07% (B), 12/25/2033	685,792	682,497
Series 2004-CB2, Class M1,
1-Month LIBOR + 0.78%, 2.80% (B), 07/25/2033	736,862	725,619
CSMA SFR Holdings LLC
Series 2019-1, Class A,
2.00%, 04/25/2023	1,387,124	1,386,985
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-6, Class M5,
1-Month LIBOR + 1.91%, 3.92% (B), 08/25/2034	264,097	264,431
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	290,495	293,352
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	622,416	634,789
Drive Auto Receivables Trust
Series 2015-BA, Class D,
3.84%, 07/15/2021 (A)	66,967	67,018
Series 2015-DA, Class D,
4.59%, 01/17/2023 (A)	201,427	202,207
Series 2016-CA, Class D,
4.18%, 03/15/2024 (A)	602,000	611,150
Series 2017-1, Class C,
2.84%, 04/15/2022	162,397	162,503
Series 2017-1, Class D,
3.84%, 03/15/2023	1,130,000	1,142,866
Series 2017-2, Class C,
2.75%, 09/15/2023	313,476	313,741
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	1,500,000	1,516,855
Series 2017-AA, Class C,
2.98%, 01/18/2022 (A)	63,156	63,219
Series 2017-AA, Class D,
4.16%, 05/15/2024 (A)	346,000	351,577
Series 2018-3, Class C,
3.72%, 09/16/2024	545,000	550,424
Series 2018-4, Class C,
3.66%, 11/15/2024	1,259,000	1,273,989
Series 2019-1, Class D,
4.09%, 06/15/2026	435,000	450,474
Series 2019-4, Class C,
2.51%, 11/17/2025	2,200,000	2,202,306
Series 2019-4, Class D,
2.70%, 02/16/2027	5,000,000	5,001,323

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022	$ 600,000	$ 600,217
DT Auto Owner Trust
Series 2016-4A, Class D,
3.77%, 10/17/2022 (A)	246,083	247,360
Series 2017-1A, Class D,
3.55%, 11/15/2022 (A)	315,000	317,093
Series 2017-2A, Class C,
3.03%, 01/17/2023 (A)	110,615	110,672
Series 2017-3A, Class D,
3.58%, 05/15/2023 (A)	302,000	304,452
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (A)	45,315	45,333
Exeter Automobile Receivables Trust
Series 2016-1A, Class C,
5.52%, 10/15/2021 (A)	217,734	219,131
Series 2016-3A, Class B,
2.84%, 08/16/2021 (A)	50,620	50,651
Series 2017-1A, Class C,
3.95%, 12/15/2022 (A)	165,000	166,932
Series 2017-3A, Class A,
2.05%, 12/15/2021 (A)	20,588	20,584
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	910,000	927,319
Series 2018-3A, Class E,
5.43%, 08/15/2024 (A)	1,560,000	1,640,431
Series 2018-4A, Class B,
3.64%, 11/15/2022 (A)	509,000	513,561
Series 2019-1A, Class E,
5.20%, 01/15/2026	1,310,000	1,372,109
First Franklin Mortgage Loan Trust
Series 2006-FF2, Class A4,
1-Month LIBOR + 0.20%, 2.22% (B), 02/25/2036	20,367	20,365
First Investors Auto Owner Trust
Series 2017-2A, Class B,
2.65%, 11/15/2022 (A)	667,000	668,490
Series 2017-2A, Class C,
3.00%, 08/15/2023 (A)	1,500,000	1,507,306
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (A)	615,000	615,256
Flagship Credit Auto Trust
Series 2015-3, Class B,
3.68%, 03/15/2022 (A)	50,943	51,012
Series 2015-3, Class C,
4.65%, 03/15/2022 (A)	126,000	127,672
Series 2016-1, Class C,
6.22%, 06/15/2022 (A)	600,000	619,946
Series 2016-2, Class D,
8.56%, 11/15/2023 (A)	700,000	752,349
Series 2016-4, Class C,
2.71%, 11/15/2022 (A)	423,000	424,815
Fort Cre LLC
1-Month LIBOR + 2.83%, 4.96% (B), 11/16/2035 (A)	2,075,000	2,074,414
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (A)	627,495	642,260
Freedom Financial Trust
Series 2018-1, Class A,
3.61%, 07/18/2024 (A)	287,087	288,421
Series 2018-2, Class A,
3.99%, 10/20/2025 (A)	735,669	741,053

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2020	$ 1,001,172	$ 1,001,281
GLS Auto Receivables Trust
Series 2017-1A, Class B,
2.98%, 12/15/2021 (A)	708,145	709,427
GMAT Trust
Series 2013-1A, Class A,
6.97% (B), 11/25/2043 (A)	2,518	2,519
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	67,233	67,248
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (A)	175,892	177,091
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051	1,338,577	1,324,044
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	151,419	157,579
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (A)	166,159	168,849
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	470,947	496,140
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	138,599	138,955
Home Equity Asset Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.29%, 3.31% (B), 08/25/2033	733,757	734,613
Series 2004-3, Class M1,
1-Month LIBOR + 0.86%, 2.87% (B), 08/25/2034	659,137	655,984
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M8,
1-Month LIBOR + 3.30%, 4.91% (B), 11/25/2034	233,876	229,898
Series 2004-C, Class M1,
1-Month LIBOR + 0.84%, 2.86% (B), 03/25/2035	727,280	727,041
Kabbage Funding LLC
Series 2019-1, Class A,
3.83%, 03/15/2024 (A)	1,810,000	1,829,742
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
1.06% (B), 08/25/2038 (A)	626,267	14,642
Series 2013-2, Class A,
1.77% (B), 03/25/2039 (A)	600,651	25,570
Series 2014-2, Class A,
2.93% (B), 04/25/2040 (A)	262,833	21,425
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2,
1-Month LIBOR + 0.90%, 2.92% (B), 07/25/2034	648,265	645,967
Series 2004-3, Class M4,
1-Month LIBOR + 1.61%, 3.63% (B), 07/25/2034	198,707	199,231
Series 2004-4, Class M1,
1-Month LIBOR + 0.90%, 2.92% (B), 10/25/2034	564,371	564,291
LV Tower 52
Series 2013-1, Class A,
5.75%, 07/15/2019 (A)	440,441	444,620

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Marlette Funding Trust
Series 2018-1A, Class A,
2.61%, 03/15/2028 (A)	$ 53,037	$ 53,045
Master Asset-Backed Securities Trust
Series 2004-OPT2, Class M1,
1-Month LIBOR + 0.90%, 2.92% (B), 09/25/2034	105,951	103,655
Series 2005-NC1, Class M2,
1-Month LIBOR + 0.75%, 2.77% (B), 12/25/2034	115,297	114,455
Meritage Mortgage Loan Trust
Series 2003-1, Class M2,
1-Month LIBOR + 2.33%, 4.34% (B), 11/25/2033	423,055	422,093
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE8, Class M1,
1-Month LIBOR + 0.96%, 2.98% (B), 09/25/2034	786,521	788,606
Series 2004-NC2, Class M1,
1-Month LIBOR + 0.83%, 2.84% (B), 12/25/2033	238,599	238,451
Series 2004-NC7, Class M2,
1-Month LIBOR + 0.93%, 2.95% (B), 07/25/2034	177,739	178,295
Series 2004-NC8, Class M4,
1-Month LIBOR + 1.50%, 3.52% (B), 09/25/2034	519,099	517,289
Series 2004-NC8, Class M5,
1-Month LIBOR + 1.65%, 3.67% (B), 09/25/2034	389,340	387,923
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2002-AM3, Class A3,
1-Month LIBOR + 0.98%, 3.00% (B), 02/25/2033	637,523	637,891
New Century Home Equity Loan Trust
Series 2004-2, Class M3,
1-Month LIBOR + 1.01%, 3.02% (B), 08/25/2034	398,272	397,816
Series 2004-2, Class M5,
1-Month LIBOR + 2.03%, 4.04% (B), 08/25/2034	238,970	241,408
Series 2004-4, Class M1,
1-Month LIBOR + 0.77%, 2.78% (B), 02/25/2035	771,978	765,086
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A3,
2.12%, 04/18/2022	645,000	645,155
NovaStar Mortgage Funding Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.13%, 3.14% (B), 12/25/2033	206,661	206,405
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class A,
3.50%, 04/18/2022 (A)	312,000	313,317
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class C,
2.82%, 07/15/2024 (A)	1,315,000	1,318,689
OneMain Financial Issuance Trust
Series 2016-1A, Class A,
3.66%, 02/20/2029 (A)	167,206	167,784
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (A)	1,456,000	1,478,235
Oportun Funding VI LLC
Series 2017-A, Class A,
3.23%, 06/08/2023 (A)	357,000	356,926

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Oportun Funding VI LLC (continued)
Series 2017-A, Class B,
3.97% (B), 06/08/2023 (A)	$ 1,000,000	$ 1,000,604
Oportun Funding VII LLC
Series 2017-B, Class A,
3.22%, 10/10/2023 (A)	308,000	308,705
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (A)	655,000	662,234
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-6, Class A2,
1-Month LIBOR + 0.66%, 2.68% (B), 11/25/2033	434,424	430,854
Option One Mortgage Loan Trust
Series 2004-1, Class M2,
1-Month LIBOR + 1.65%, 3.67% (B), 01/25/2034	555,968	550,618
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCH1, Class M4,
1-Month LIBOR + 1.25%, 3.26% (B), 01/25/2036	500,000	502,682
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL4, Class A1,
4.83% (B), 09/25/2058 (A)	602,838	606,132
Series 2018-NPL4, Class A2,
6.05% (B), 09/25/2058 (A)	1,000,000	998,217
Series 2019-NPL2, Class A1,
3.84% (B), 12/25/2058 (A)	645,526	648,224
Progress Residential Trust
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (A)	1,656,093	1,652,420
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (A)	250,000	250,079
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (A)	200,000	200,335
Series 2017-SFR1, Class A,
2.77%, 08/17/2034 (A)	167,387	167,838
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (A)	2,000,000	2,020,385
Series 2018-SFR2, Class A,
3.71%, 08/17/2035 (A)	2,400,000	2,449,618
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (A)	771,000	794,835
PRPM LLC
Series 2019-2A, Class A1,
3.97% (B), 04/25/2024 (A)	563,778	569,497
Purchasing Power Funding LLC
Series 2018-A, Class A,
3.34%, 08/15/2022 (A)	2,090,000	2,093,395
RAMP Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.98%, 2.99% (B), 06/25/2035	1,250,000	1,250,034
Series 2006-RZ3, Class M1,
1-Month LIBOR + 0.35%, 2.37% (B), 08/25/2036	1,100,000	1,096,339
RASC Trust
Series 2005-EMX1, Class M1,
1-Month LIBOR + 0.65%, 2.66% (B), 03/25/2035	413,470	413,745
Series 2005-KS9, Class M3,
1-Month LIBOR + 0.46%, 2.48% (B), 10/25/2035	440,440	441,069

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Renaissance Home Equity Loan Trust
Series 2003-2, Class A,
1-Month LIBOR + 0.88%, 2.90% (B), 08/25/2033	$ 718,245	$ 718,861
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (A)	681,345	688,056
Santander Drive Auto Receivables Trust
Series 2015-5, Class E,
4.67%, 02/15/2023 (A)	1,560,000	1,568,856
Santander Retail Auto Lease Trust
Series 2018-A, Class A3,
2.93%, 05/20/2021 (A)	839,000	842,402
SART
4.75%, 06/15/2025	1,774,336	1,812,981
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M2,
1-Month LIBOR + 1.73%, 3.74% (B), 02/25/2034	288,640	289,382
Series 2004-OP2, Class M1,
1-Month LIBOR + 0.98%, 2.99% (B), 08/25/2034	491,404	489,514
Sofi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (A)	54,733	54,874
Soundview Home Loan Trust
Series 2005-OPT1, Class M2,
1-Month LIBOR + 0.68%, 2.69% (B), 06/25/2035	684,518	683,798
Specialty Underwriting & Residential Finance Trust
Series 2003-BC4, Class M1,
1-Month LIBOR + 0.90%, 2.92% (B), 11/25/2034	504,343	498,599
Structured Asset Investment Loan Trust
Series 2003-BC12, Class M1,
1-Month LIBOR + 0.98%, 2.99% (B), 11/25/2033	95,358	92,382
Series 2004-6, Class M2,
1-Month LIBOR + 1.95%, 3.97% (B), 07/25/2034	28,347	27,374
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4,
1-Month LIBOR + 0.17%, 2.19% (B), 01/25/2037	279,851	275,862
Synchrony Card Funding LLC
Series 2019-A1, Class A,
2.95%, 03/15/2025	2,027,000	2,070,411
Synchrony Card Issuance Trust
Series 2018-A1, Class A1,
3.38%, 09/15/2024	1,000,000	1,025,699
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (A)	418,211	421,500
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (A)	344,067	343,544
United Auto Credit Securitization Trust
Series 2018-2, Class B,
3.56%, 08/10/2022 (A)	2,000,000	2,004,431
Series 2018-2, Class C,
3.78%, 05/10/2023 (A)	1,075,000	1,083,436
Upgrade Receivables Trust
Series 2018-1A, Class A,
3.76%, 11/15/2024 (A)	207,929	208,595

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Upstart Securitization Trust
Series 2018-2, Class A,
3.33%, 12/22/2025 (A)	$ 307,944	$ 308,159
US Auto Funding LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (A)	768,145	785,818
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1,
3.97% (B), 02/25/2049 (A)	913,637	916,683
Series 2019-NPL3, Class A1,
3.97% (B), 03/25/2049 (A)	486,709	489,429
Series 2019-NPL3, Class A2,
6.17% (B), 03/25/2049 (A)	1,100,000	1,109,275
Verizon Owner Trust
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (A)	1,019,000	1,018,767
VM Debt Trust
7.50%, 06/15/2024	1,200,000	1,200,000
VOLT LXIV LLC
Series 2017-NP11, Class A1,
3.38% (B), 10/25/2047 (A)	653,082	654,080
VOLT LXIX LLC
Series 2018-NPL5, Class A1A,
4.21% (B), 08/25/2048 (A)	495,728	497,016
VOLT LXX LLC
Series 2018-NPL6, Class A1A,
4.11% (B), 09/25/2048 (A)	529,822	531,358
VOLT LXXII LLC
Series 2018-NPL8, Class A1A,
4.21% (B), 10/26/2048 (A)	1,644,211	1,649,927
VOLT LXXV LLC
Series 2019-NPL1, Class A1A,
4.34% (B), 01/25/2049 (A)	1,912,520	1,925,584
VOLT LXXX LLC
Series 2019-NPL6, Class A1B,
4.09% (B), 10/25/2049 (A)	1,600,000	1,602,762
VSE Voi Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	445,074	460,129
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A,
1-Month LIBOR + 0.30%, 2.32% (B), 04/25/2034	653,762	643,729
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (A)	208,261	209,101
Westlake Automobile Receivables Trust
Series 2016-2A, Class D,
4.10%, 06/15/2021 (A)	114,045	114,270
Series 2016-3A, Class C,
2.46%, 01/18/2022 (A)	102,559	102,562
Series 2017-1A, Class C,
2.70%, 10/17/2022 (A)	102,035	102,096
Series 2017-2A, Class C,
2.59%, 12/15/2022 (A)	1,231,000	1,231,880
World Financial Network Credit Card Master Trust
3.14%, 12/15/2025	935,000	955,725

		136,471,203

Total Asset-Backed Securities (Cost $135,853,654)		138,311,946

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 15.1%
Australia - 0.5%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (A)	$ 216,000	$ 232,249
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (A)	200,000	214,211
Commonwealth Bank of Australia
2.50%, 09/18/2022 (A)	300,000	303,421
2.85%, 05/18/2026 (A)	250,000	257,131
3.45%, 03/16/2023 (A)	250,000	261,127
4.50%, 12/09/2025 (A)	200,000	215,953
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (A)	184,000	187,355
Macquarie Bank, Ltd.
2.85%, 07/29/2020 (A)	150,000	150,990
4.00%, 07/29/2025 (A)	150,000	160,831
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (B), 11/28/2028 (A)	475,000	496,028
Fixed until 01/15/2029, 5.03% (B), 01/15/2030 (A)	960,000	1,094,998
6.00%, 01/14/2020 (A)	360,000	363,790
6.25%, 01/14/2021 (A)	80,000	83,902
National Australia Bank, Ltd.
3.38%, 01/14/2026	500,000	529,920
Fixed until 08/02/2029, 3.93% (B), 08/02/2034 (A)	390,000	400,369
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (A)	300,000	311,072
Westpac Banking Corp.
2.85%, 05/13/2026	250,000	258,200
Fixed until 11/23/2026, 4.32% (B), 11/23/2031, MTN	330,000	348,856
4.42%, 07/24/2039	225,000	248,466

		6,118,869

Bermuda - 0.0% (E)
Aircastle, Ltd.
4.40%, 09/25/2023	245,000	257,721
Athene Holding, Ltd.
4.13%, 01/12/2028	135,000	138,799

		396,520

Canada - 0.6%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	165,091	170,262
3.55%, 07/15/2031 (A)	757,142	771,888
3.75%, 06/15/2029 (A)	1,283,004	1,357,546
4.13%, 11/15/2026 (A)	193,273	204,695
Bank of Montreal
Fixed until 12/15/2027, 3.80% (B), 12/15/2032	117,000	121,344
Barrick Gold Corp.
6.45%, 10/15/2035	100,000	129,130
Brookfield Finance, Inc.
3.90%, 01/25/2028	118,000	123,874
4.70%, 09/20/2047	147,000	161,127
4.85%, 03/29/2029	370,000	418,746
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024 (F)	100,000	104,727
5.85%, 02/01/2035	150,000	182,120
6.45%, 06/30/2033	110,000	141,859
7.20%, 01/15/2032	50,000	66,944

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Canadian Pacific Railway Co.
2.90%, 02/01/2025	$ 173,000	$ 177,658
6.13%, 09/15/2115	17,000	25,412
7.13%, 10/15/2031	150,000	211,806
CDP Financial, Inc.
4.40%, 11/25/2019 (A)	250,000	250,763
Cenovus Energy, Inc.
6.75%, 11/15/2039	250,000	305,652
Enbridge, Inc.
3.70%, 07/15/2027	54,000	57,301
4.50%, 06/10/2044	100,000	109,638
Fixed until 03/01/2028, 6.25% (B), 03/01/2078	160,000	169,548
Encana Corp.
7.20%, 11/01/2031	100,000	127,297
8.13%, 09/15/2030	100,000	129,485
Fortis, Inc.
3.06%, 10/04/2026	298,000	302,821
Hydro-Quebec
8.40%, 01/15/2022	40,000	45,599
9.40%, 02/01/2021	220,000	240,874
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (B), 02/24/2032	400,000	416,474
Nutrien, Ltd.
4.13%, 03/15/2035	200,000	208,612
4.20%, 04/01/2029	65,000	71,598
5.00%, 04/01/2049	95,000	110,850
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (A)	200,000	204,618
3.88%, 03/20/2027 (A)	201,000	217,688
Rogers Communications, Inc.
4.35%, 05/01/2049	235,000	270,422
Royal Bank of Canada
4.65%, 01/27/2026, MTN	103,000	113,759
Suncor Energy, Inc.
5.35%, 07/15/2033	50,000	60,745
5.95%, 12/01/2034	300,000	391,412
7.88%, 06/15/2026	86,000	109,889
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	30,000	30,317
3.75%, 10/16/2023	35,000	36,900
4.88%, 01/15/2026	162,000	181,854
6.20%, 10/15/2037	100,000	129,366
Vale Canada, Ltd.
7.20%, 09/15/2032	140,000	168,351

		8,830,971

Cayman Islands - 0.1%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (A)	350,000	362,005
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (A)	200,000	197,844
CK Hutchison International 19, Ltd.
3.63%, 04/11/2029 (A)	325,000	345,070
Hutchison Whampoa International 12 II, Ltd.
3.25%, 11/08/2022 (A)	200,000	204,448
Vale Overseas, Ltd.
6.25%, 08/10/2026	42,000	48,405
6.88%, 11/21/2036	159,000	201,453

		1,359,225

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
China - 0.0% (E)
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	$ 250,000	$ 249,374

Colombia - 0.0% (E)
Ecopetrol SA
4.13%, 01/16/2025	107,000	112,923
5.38%, 06/26/2026	116,000	130,384
5.88%, 09/18/2023	62,000	69,037

		312,344

Denmark - 0.0% (E)
Danske Bank A/S
2.70%, 03/02/2022 (A)	200,000	200,859

Finland - 0.1%
Nordea Bank Abp
3.75%, 08/30/2023 (A)	1,000,000	1,047,968
4.25%, 09/21/2022 (A)	200,000	209,068

		1,257,036

France - 0.2%
Air Liquide Finance SA
2.25%, 09/27/2023 (A)	200,000	200,449
BNP Paribas SA
3.80%, 01/10/2024 (A)	300,000	314,900
BPCE SA
3.38%, 12/02/2026, MTN	270,000	281,884
4.63%, 07/11/2024 (A)	200,000	213,134
Credit Agricole SA
3.88%, 04/15/2024 (A)	365,000	389,384
Electricite de France SA
6.00%, 01/22/2114 (A)	350,000	424,318
Societe Generale SA
3.88%, 03/28/2024 (A)	560,000	587,497
4.25%, 04/14/2025 (A)	200,000	208,841
Total Capital International SA
3.46%, 07/12/2049	325,000	342,584

		2,962,991

Germany - 0.1%
Deutsche Bank AG
3.70%, 05/30/2024	233,000	233,360
4.25%, 10/14/2021	503,000	510,983

		744,343

Guernsey, Channel Islands - 0.0% (E)
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	350,000	367,594

Hong Kong - 0.0% (E)
AIA Group, Ltd.
3.60%, 04/09/2029 (A)	265,000	282,988

Ireland - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	150,000	152,966
3.50%, 01/15/2025	200,000	204,099
AIB Group PLC
4.75%, 10/12/2023 (A)	525,000	555,183

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ireland (continued)
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	$ 779,000	$ 777,121
4.42%, 11/15/2035	1,260,000	1,318,613
Johnson Controls International PLC
5.00%, 03/30/2020	60,000	60,798
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	134,000	136,606
3.20%, 09/23/2026	605,000	624,237

		3,829,623

Italy - 0.0% (E)
Eni SpA
4.00%, 09/12/2023 (A)	200,000	211,723

Japan - 0.5%
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026 (G), 4.00% (A) (B)	221,000	228,735
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (A)	171,000	173,724
Mitsubishi UFJ Financial Group, Inc.
2.67%, 07/25/2022	170,000	171,756
3.00%, 02/22/2022	74,000	75,316
3.41%, 03/07/2024	420,000	437,242
3.75%, 07/18/2039	285,000	305,687
3.76%, 07/26/2023	300,000	315,377
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (A)	200,000	200,622
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (A) (F)	230,000	243,076
Mizuho Financial Group, Inc.
Fixed until 09/13/2029, 2.87% (B), 09/13/2030	272,000	270,860
MUFG Bank, Ltd.
4.10%, 09/09/2023 (A)	200,000	213,322
ORIX Corp.
2.90%, 07/18/2022	126,000	128,120
3.25%, 12/04/2024	300,000	310,970
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (B), 09/14/2077 (A)	200,000	207,750
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	127,000	127,537
2.63%, 07/14/2026	134,000	134,243
2.78%, 07/12/2022 - 10/18/2022	455,000	461,617
2.85%, 01/11/2022	250,000	253,389
3.04%, 07/16/2029	505,000	516,555
3.10%, 01/17/2023	172,000	176,297
3.94%, 10/16/2023	800,000	849,899
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 10/18/2019 (A)	350,000	349,995

		6,152,089

Luxembourg - 0.1%
Allergan Funding SCS
3.45%, 03/15/2022	269,000	275,666
3.85%, 06/15/2024	164,000	173,037
Covidien International Finance SA
2.95%, 06/15/2023	68,000	70,213
Ingersoll-Rand Finance SA
2.63%, 05/01/2020	60,000	60,109
nVent Finance Sarl
4.55%, 04/15/2028	187,000	195,297

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg (continued)
Schlumberger Investment SA
2.40%, 08/01/2022 (A)	$ 70,000	$ 70,482
3.30%, 09/14/2021 (A)	23,000	23,430

		868,234

Mexico - 0.2%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	205,169
5.00%, 03/30/2020	100,000	101,292
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	150,000	158,505
Mexico City Airport Trust
5.50%, 07/31/2047 (A)	200,000	198,380
Petroleos Mexicanos
5.35%, 02/12/2028	85,000	81,229
6.35%, 02/12/2048	159,000	146,107
6.50%, 03/13/2027	750,000	779,250
6.63%, 06/15/2035	100,000	97,725
6.75%, 09/21/2047	209,000	200,598
6.84%, 01/23/2030 (A) (H)	66,000	68,369
7.69%, 01/23/2050 (A) (H)	169,000	176,182

		2,212,806

Netherlands - 0.4%
ABN AMRO Bank NV
2.45%, 06/04/2020 (A)	200,000	200,230
4.75%, 07/28/2025 (A)	300,000	322,796
Airbus SE
3.95%, 04/10/2047 (A)	150,000	173,770
Cooperatieve Rabobank UA
3.75%, 07/21/2026	510,000	529,066
3.88%, 09/26/2023 (A)	280,000	296,675
4.38%, 08/04/2025	255,000	275,390
4.63%, 12/01/2023	250,000	268,370
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (A)	150,000	151,775
EDP Finance BV
3.63%, 07/15/2024 (A)	200,000	206,545
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	204,792
3.63%, 05/25/2027 (A)	220,000	228,283
4.63%, 09/14/2025 (A)	200,000	218,445
Heineken NV
3.40%, 04/01/2022 (A)	150,000	154,383
ING Groep NV
3.95%, 03/29/2027	271,000	291,794
4.10%, 10/02/2023	480,000	509,521
Mylan NV
3.95%, 06/15/2026	97,000	100,231
Shell International Finance BV
2.13%, 05/11/2020	140,000	140,343
4.13%, 05/11/2035	256,000	295,850
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026 (A)	350,000	348,764
3.13%, 03/16/2024 (A)	250,000	260,834

		5,177,857

New Zealand - 0.1%
ANZ New Zealand International, Ltd.
3.45%, 07/17/2027 (A)	222,000	234,891

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
New Zealand (continued)
ASB Bank, Ltd.
3.13%, 05/23/2024 (A)	$ 535,000	$ 551,593
BNZ International Funding, Ltd.
2.65%, 11/03/2022 (A)	550,000	555,846

		1,342,330

Norway - 0.0% (E)
Equinor ASA
2.45%, 01/17/2023	58,000	58,897
2.65%, 01/15/2024	143,000	146,875
3.15%, 01/23/2022	51,000	52,372
3.25%, 11/10/2024	61,000	64,585

		322,729

Republic of Korea - 0.0% (E)
Korea Gas Corp.
1.88%, 07/18/2021 (A)	200,000	198,516
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (A)	200,000	201,896

		400,412

Singapore - 0.0% (E)
BOC Aviation, Ltd.
2.75%, 09/18/2022 (A)	210,000	209,957
3.50%, 10/10/2024 (A)	200,000	205,216

		415,173

Spain - 0.0% (E)
Telefonica Emisiones SA
4.10%, 03/08/2027	163,000	177,379
5.13%, 04/27/2020	102,000	103,632

		281,011

Sweden - 0.0% (E)
Swedbank AB
2.80%, 03/14/2022 (A) (F)	300,000	302,532

Switzerland - 0.1%
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	425,000	420,793
4.28%, 01/09/2028 (A)	580,000	622,902
UBS Group Funding Switzerland AG
Fixed until 08/15/2022, 2.86% (B), 08/15/2023 (A)	200,000	202,158
4.13%, 09/24/2025 - 04/15/2026 (A)	400,000	433,615

		1,679,468

United Kingdom - 0.6%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	250,000	258,162
Aon PLC
3.50%, 06/14/2024	200,000	210,970
AstraZeneca PLC
6.45%, 09/15/2037	120,000	169,337
Barclays PLC
3.65%, 03/16/2025	200,000	204,680
Fixed until 05/16/2023, 4.34% (B), 05/16/2024	300,000	313,550
BP Capital Markets PLC
3.54%, 11/04/2024	230,000	243,752
3.81%, 02/10/2024	92,000	97,938
HSBC Bank PLC
4.75%, 01/19/2021 (A)	240,000	247,806

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
HSBC Holdings PLC
2.65%, 01/05/2022	$ 403,000	$ 405,880
Fixed until 03/13/2027, 4.04% (B), 03/13/2028	700,000	743,365
4.25%, 08/18/2025	200,000	211,157
4.38%, 11/23/2026	200,000	213,961
4.88%, 01/14/2022	100,000	105,895
Invesco Finance PLC
3.75%, 01/15/2026	62,000	66,087
4.00%, 01/30/2024	74,000	78,611
Lloyds Banking Group PLC
4.38%, 03/22/2028	221,000	240,338
4.58%, 12/10/2025	200,000	210,045
NatWest Markets PLC
3.63%, 09/29/2022 (A)	510,000	523,574
Royal Bank of Scotland Group PLC
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	245,000	256,273
Fixed until 05/08/2029, 4.45% (B), 05/08/2030	380,000	406,772
Santander Group Holdings PLC
Fixed until 11/03/2027, 3.82% (B), 11/03/2028	500,000	514,518
Standard Chartered PLC
Fixed until 01/20/2022, 4.25% (B), 01/20/2023 (A)	350,000	361,865
Fixed until 05/21/2029, 4.31% (B), 05/21/2030 (A)	200,000	214,986
5.20%, 01/26/2024 (A)	210,000	225,916
Vodafone Group PLC
4.13%, 05/30/2025	188,000	202,992
4.88%, 06/19/2049	350,000	389,707
5.25%, 05/30/2048	187,000	216,758
6.25%, 11/30/2032	180,000	225,817

		7,560,712

United States - 11.2%
Abbott Laboratories
3.88%, 09/15/2025	129,000	140,287
4.90%, 11/30/2046	295,000	380,562
AbbVie, Inc.
4.40%, 11/06/2042	230,000	237,212
4.50%, 05/14/2035	200,000	214,325
AEP Transmission Co. LLC
3.15%, 09/15/2049	150,000	147,557
Aetna, Inc.
4.50%, 05/15/2042	10,000	10,553
6.75%, 12/15/2037	70,000	93,016
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A)	150,000	207,651
Air Lease Corp.
3.25%, 03/01/2025 - 10/01/2029	785,000	778,464
Alabama Power Co.
3.55%, 12/01/2023	76,000	80,329
3.75%, 03/01/2045	25,000	26,945
4.10%, 01/15/2042	31,000	33,647
4.15%, 08/15/2044	24,000	27,227
6.00%, 03/01/2039	38,000	53,512
Albemarle Corp.
5.45%, 12/01/2044	100,000	113,497
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	60,000	63,834
4.00%, 02/01/2050	279,000	303,957
Allergan, Inc.
2.80%, 03/15/2023	129,000	130,176
3.38%, 09/15/2020	97,000	98,069

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Amazon.com, Inc.
2.80%, 08/22/2024	$ 335,000	$ 348,344
3.88%, 08/22/2037	300,000	345,158
4.25%, 08/22/2057	350,000	435,080
4.80%, 12/05/2034	117,000	146,384
American Airlines Pass-Through Trust
3.00%, 04/15/2030	426,962	434,818
3.65%, 12/15/2029 - 08/15/2030	552,947	586,796
3.70%, 04/15/2027 - 04/01/2028	421,030	429,050
4.95%, 07/15/2024	198,644	208,218
American Express Co.
3.40%, 02/27/2023	103,000	106,953
3.63%, 12/05/2024	21,000	22,224
American Express Credit Corp.
2.38%, 05/26/2020, MTN	216,000	216,282
2.60%, 09/14/2020, MTN	75,000	75,386
2.70%, 03/03/2022, MTN	60,000	61,045
American Honda Finance Corp.
2.30%, 09/09/2026, MTN	40,000	39,882
2.90%, 02/16/2024, MTN	70,000	72,088
American International Group, Inc.
3.75%, 07/10/2025	69,000	72,903
3.88%, 01/15/2035	74,000	77,675
4.13%, 02/15/2024	145,000	155,129
4.20%, 04/01/2028	55,000	59,999
4.50%, 07/16/2044	60,000	66,849
American Tower Corp.
3.38%, 10/15/2026	113,000	117,519
3.70%, 10/15/2049	350,000	347,102
American Water Capital Corp.
3.40%, 03/01/2025	59,000	61,944
3.85%, 03/01/2024	200,000	212,086
4.00%, 12/01/2046	91,000	100,059
Ameriprise Financial, Inc.
2.88%, 09/15/2026	71,000	72,624
Analog Devices, Inc.
3.13%, 12/05/2023	85,000	87,483
4.50%, 12/05/2036	140,000	152,875
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	2,062,000	2,381,812
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	55,000	62,774
4.70%, 02/01/2036	155,000	179,040
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	345,000	390,530
4.75%, 04/15/2058	50,000	58,565
ANR Pipeline Co.
9.63%, 11/01/2021	70,000	79,906
Anthem, Inc.
3.30%, 01/15/2023	21,000	21,716
3.50%, 08/15/2024	208,000	217,996
4.10%, 03/01/2028	105,000	113,407
4.63%, 05/15/2042	50,000	55,346
4.65%, 08/15/2044	97,000	108,165
Apache Corp.
3.25%, 04/15/2022 (F)	7,000	7,126
4.75%, 04/15/2043	23,000	22,036
5.10%, 09/01/2040	90,000	89,692
Appalachian Power Co.
5.80%, 10/01/2035	25,000	31,725
6.70%, 08/15/2037	55,000	76,741
Apple, Inc.
2.45%, 08/04/2026	185,000	187,477
2.75%, 01/13/2025	300,000	310,006
2.85%, 05/11/2024	236,000	244,847
2.90%, 09/12/2027	299,000	311,304

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Apple, Inc. (continued)
3.00%, 02/09/2024 - 06/20/2027	$ 721,000	$ 753,765
3.20%, 05/13/2025 - 05/11/2027	267,000	283,020
3.35%, 02/09/2027	410,000	438,340
3.45%, 02/09/2045	257,000	272,403
3.75%, 09/12/2047	420,000	468,829
3.85%, 08/04/2046	129,000	145,417
4.65%, 02/23/2046	40,000	50,296
Arizona Public Service Co.
2.20%, 01/15/2020	83,000	82,986
5.05%, 09/01/2041	23,000	28,529
Arrow Electronics, Inc.
3.25%, 09/08/2024	132,000	134,174
3.88%, 01/12/2028	111,000	113,787
Assurant, Inc.
4.20%, 09/27/2023	250,000	261,492
AT&T, Inc.
3.55%, 06/01/2024	385,000	402,576
3.60%, 07/15/2025	305,000	321,066
3.95%, 01/15/2025	237,000	253,037
4.13%, 02/17/2026	216,000	233,328
4.30%, 12/15/2042	89,000	92,874
4.35%, 06/15/2045	110,000	115,594
4.50%, 05/15/2035	285,000	312,699
4.90%, 08/15/2037	936,000	1,061,580
5.35%, 09/01/2040	79,000	92,563
6.38%, 03/01/2041	205,000	263,923
Athene Global Funding
2.75%, 04/20/2020 (A) (F)	281,000	281,978
4.00%, 01/25/2022 (A)	236,000	244,918
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	86,782
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	70,000	73,986
3.90%, 10/15/2046, MTN	34,000	38,258
Avangrid, Inc.
3.15%, 12/01/2024	108,000	111,327
Aviation Capital Group LLC
2.88%, 01/20/2022 (A)	150,000	150,607
3.88%, 05/01/2023 (A)	100,000	103,411
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	115,000	131,726
Baltimore Gas & Electric Co.
3.50%, 08/15/2046	141,000	146,399
5.20%, 06/15/2033	200,000	244,901
Bank of America Corp.
Fixed until 07/21/2020, 2.37% (B), 07/21/2021, MTN	200,000	200,316
Fixed until 04/24/2022, 2.88% (B), 04/24/2023	340,000	344,975
Fixed until 12/20/2022, 3.00% (B), 12/20/2023	958,000	978,374
Fixed until 10/01/2024, 3.09% (B), 10/01/2025, MTN	161,000	165,647
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	351,000	358,011
3.30%, 01/11/2023, MTN	528,000	545,513
Fixed until 01/23/2025, 3.37% (B), 01/23/2026	1,650,000	1,716,226
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	296,000	309,143
Fixed until 05/17/2021, 3.50% (B), 05/17/2022, MTN	190,000	193,769
Fixed until 03/05/2023, 3.55% (B), 03/05/2024	115,000	119,515
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	800,000	850,863
3.95%, 04/21/2025, MTN	338,000	358,189

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp. (continued)
Fixed until 03/05/2028, 3.97% (B), 03/05/2029, MTN	$ 400,000	$ 433,402
4.00%, 01/22/2025, MTN	378,000	401,374
Fixed until 04/23/2039, 4.08% (B), 04/23/2040, MTN	275,000	307,558
4.25%, 10/22/2026, MTN	142,000	153,318
Fixed until 03/15/2049, 4.33% (B), 03/15/2050, MTN	275,000	324,033
Bank of New York Mellon Corp.
2.60%, 02/07/2022, MTN	100,000	101,410
Fixed until 05/16/2022, 2.66% (B), 05/16/2023, MTN	301,000	304,912
2.80%, 05/04/2026, MTN	51,000	52,378
3.25%, 09/11/2024, MTN	190,000	199,319
4.15%, 02/01/2021, MTN	55,000	56,534
BAT Capital Corp.
4.39%, 08/15/2037	171,000	165,689
Baxalta, Inc.
3.60%, 06/23/2022	20,000	20,524
5.25%, 06/23/2045	9,000	11,640
BB&T Corp.
2.45%, 01/15/2020, MTN	56,000	56,036
2.63%, 06/29/2020, MTN	270,000	270,954
Becton Dickinson and Co.
3.73%, 12/15/2024	13,000	13,756
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	45,000	45,033
3.50%, 02/01/2025	71,000	75,079
3.75%, 11/15/2023	293,000	311,101
6.13%, 04/01/2036	122,000	168,979
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	62,000	73,954
BlackRock, Inc.
3.50%, 03/18/2024	40,000	42,713
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (A)	33,000	36,923
BMW Capital LLC
2.25%, 09/15/2023 (A)	180,000	180,096
Boardwalk Pipelines, LP, Co.
4.80%, 05/03/2029	170,000	180,544
Boeing Co.
3.95%, 08/01/2059	490,000	538,279
Booking Holdings, Inc.
3.55%, 03/15/2028	250,000	267,987
Boston Gas Co.
4.49%, 02/15/2042 (A)	24,000	27,912
Boston Properties, LP
3.20%, 01/15/2025	190,000	197,076
3.65%, 02/01/2026	74,000	78,311
Boston Scientific Corp.
3.75%, 03/01/2026	235,000	251,133
4.70%, 03/01/2049	355,000	432,904
BP Capital Markets America, Inc.
3.22%, 04/14/2024	830,000	863,024
3.25%, 05/06/2022	227,000	233,737
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (A)	373,000	391,320
3.40%, 07/26/2029 (A)	400,000	427,249
4.13%, 06/15/2039 (A)	252,000	285,572
British Airways Pass-Through Trust
3.30%, 06/15/2034 (A)	325,000	338,791
4.13%, 03/20/2033 (A)	615,751	648,263
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	150,000	156,857
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024	361,000	369,162
3.88%, 01/15/2027	100,000	100,422

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Broadcom, Inc.
4.75%, 04/15/2029 (A)	$ 1,200,000	$ 1,268,606
Brooklyn Union Gas Co.
4.27%, 03/15/2048 (A)	160,000	185,975
Buckeye Partners, LP
3.95%, 12/01/2026	23,000	20,250
4.88%, 02/01/2021	220,000	223,717
5.85%, 11/15/2043	100,000	84,672
Bunge, Ltd. Finance Corp.
3.50%, 11/24/2020	55,000	55,595
Burlington Northern Santa Fe LLC
5.15%, 09/01/2043	231,000	295,653
5.40%, 06/01/2041	60,000	78,015
6.15%, 05/01/2037	200,000	281,421
7.95%, 08/15/2030	200,000	293,046
Campbell Soup Co.
3.95%, 03/15/2025	170,000	180,223
Capital One Bank NA
3.38%, 02/15/2023	300,000	309,143
Capital One Financial Corp.
3.20%, 02/05/2025	175,000	179,921
3.75%, 04/24/2024 - 07/28/2026	260,000	271,273
4.20%, 10/29/2025	100,000	106,519
Cargill, Inc.
3.30%, 03/01/2022 (A)	110,000	112,523
Caterpillar Financial Services Corp.
2.75%, 08/20/2021, MTN	60,000	60,796
2.85%, 06/01/2022, MTN	77,000	78,774
3.75%, 11/24/2023, MTN	121,000	129,064
Caterpillar, Inc.
2.60%, 06/26/2022	31,000	31,493
CBS Corp.
3.70%, 08/15/2024	173,000	180,959
4.00%, 01/15/2026	83,000	88,473
4.85%, 07/01/2042	100,000	111,033
4.90%, 08/15/2044	68,000	76,394
Celanese Holdings LLC
3.50%, 05/08/2024	440,000	456,188
Celgene Corp.
4.55%, 02/20/2048	235,000	280,421
5.70%, 10/15/2040	114,000	148,953
Centel Capital Corp.
9.00%, 10/15/2019	25,000	25,062
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/2027	137,000	142,164
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	130,000	133,027
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	433,000	474,982
6.38%, 10/23/2035	89,000	107,764
6.83%, 10/23/2055	120,000	151,623
Chevron Corp.
2.36%, 12/05/2022	50,000	50,680
2.41%, 03/03/2022	200,000	202,310
2.90%, 03/03/2024	161,000	167,049
Chubb INA Holdings, Inc.
3.15%, 03/15/2025	131,000	137,516
3.35%, 05/03/2026	63,000	67,283
Cisco Systems, Inc.
1.85%, 09/20/2021	200,000	199,937
2.95%, 02/28/2026	117,000	123,245
Citigroup, Inc.
Fixed until 01/24/2022, 3.14% (B), 01/24/2023	231,000	235,209

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Citigroup, Inc. (continued)
3.20%, 10/21/2026	$ 194,000	$ 200,545
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	750,000	784,343
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	450,000	476,392
3.88%, 03/26/2025	100,000	105,228
Fixed until 01/24/2038, 3.88% (B), 01/24/2039	100,000	109,278
Fixed until 03/20/2029, 3.98% (B), 03/20/2030	600,000	652,418
4.30%, 11/20/2026	250,000	269,309
4.40%, 06/10/2025	358,000	385,348
4.45%, 09/29/2027	48,000	52,372
4.65%, 07/23/2048	260,000	318,190
4.75%, 05/18/2046	150,000	174,935
Citizens Bank NA
3.70%, 03/29/2023	270,000	283,053
Citizens Financial Group, Inc.
2.38%, 07/28/2021	39,000	39,100
4.30%, 12/03/2025	60,000	64,155
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	167,000	174,247
5.50%, 08/15/2024	100,000	114,475
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	226,000	235,166
CMS Energy Corp.
2.95%, 02/15/2027	78,000	78,645
3.88%, 03/01/2024	100,000	105,399
CNA Financial Corp.
3.45%, 08/15/2027	160,000	165,829
Comcast Corp.
3.00%, 02/01/2024	117,000	121,154
3.15%, 03/01/2026	309,000	323,549
3.20%, 07/15/2036	200,000	204,615
3.38%, 02/15/2025	77,000	81,192
3.95%, 10/15/2025	291,000	316,742
4.00%, 11/01/2049	23,000	25,544
4.20%, 08/15/2034	378,000	432,000
4.25%, 01/15/2033	589,000	677,394
4.60%, 10/15/2038	350,000	418,110
4.95%, 10/15/2058	440,000	559,221
6.50%, 11/15/2035	210,000	294,228
7.05%, 03/15/2033	90,000	129,595
Commonwealth Edison Co.
3.65%, 06/15/2046	81,000	87,497
3.75%, 08/15/2047	150,000	164,171
ConAgra Brands, Inc.
4.60%, 11/01/2025	115,000	126,467
5.30%, 11/01/2038	260,000	300,312
Connecticut Light & Power Co.
3.20%, 03/15/2027	130,000	137,361
4.00%, 04/01/2048	124,000	142,946
ConocoPhillips Co.
4.95%, 03/15/2026	150,000	172,930
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	25,000	28,229
Constellation Brands, Inc.
4.40%, 11/15/2025	120,000	132,674
5.25%, 11/15/2048	70,000	87,642
Consumers Energy Co.
3.25%, 08/15/2046	52,000	53,199
4.35%, 08/31/2064	32,000	37,824
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	30,389	31,988
4.15%, 10/11/2025	352,344	371,053
Costco Wholesale Corp.
2.75%, 05/18/2024	142,000	147,132

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cox Communications, Inc.
3.25%, 12/15/2022 (A)	$ 140,000	$ 143,792
3.35%, 09/15/2026 (A)	67,000	69,201
4.60%, 08/15/2047 (A)	118,000	129,500
4.80%, 02/01/2035 (A)	250,000	271,805
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	200,000	206,571
Crown Castle International Corp.
4.00%, 03/01/2027	47,000	50,562
4.88%, 04/15/2022	100,000	106,307
5.25%, 01/15/2023	80,000	87,102
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	104,000	105,070
CSX Corp.
3.35%, 09/15/2049	50,000	48,847
4.75%, 05/30/2042 - 11/15/2048	290,000	348,672
6.00%, 10/01/2036, MTN	70,000	90,305
CVS Health Corp.
3.25%, 08/15/2029	345,000	346,583
4.00%, 12/05/2023	138,000	145,820
4.30%, 03/25/2028	358,000	387,118
4.78%, 03/25/2038	695,000	761,152
5.05%, 03/25/2048	229,000	259,899
CVS Pass-Through Trust
4.70%, 01/10/2036 (A)	207,881	225,356
5.93%, 01/10/2034 (A)	201,001	233,805
6.20%, 10/10/2025 (A)	78,972	85,364
Daimler Finance North America LLC
2.88%, 03/10/2021 (A)	250,000	252,042
Danaher Corp.
2.40%, 09/15/2020	56,000	56,082
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	423,000	475,697
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	51,468
4.15%, 05/15/2045	140,000	160,301
Delta Air Lines Pass-Through Trust
3.63%, 01/30/2029	248,035	264,211
4.75%, 11/07/2021	13,803	13,973
6.82%, 02/10/2024	657,619	721,803
Diageo Investment Corp.
8.00%, 09/15/2022	40,000	46,577
Digital Realty Trust, LP
3.70%, 08/15/2027	89,000	93,391
Discover Bank
4.20%, 08/08/2023	350,000	372,078
Discovery Communications LLC
3.30%, 05/15/2022	190,000	194,483
3.95%, 03/20/2028	105,000	108,991
4.38%, 06/15/2021	137,000	141,653
6.35%, 06/01/2040	50,000	61,178
Dollar General Corp.
4.13%, 05/01/2028	100,000	109,347
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	59,000	59,408
4.60%, 12/15/2044	250,000	295,284
Dominion Energy, Inc.
2.75%, 09/15/2022	132,000	133,336
2.85%, 08/15/2026	61,000	61,309
4.90%, 08/01/2041	11,000	12,977
5.25%, 08/01/2033	90,000	108,993
6.30%, 03/15/2033	50,000	65,672
Dow Chemical Co.
5.25%, 11/15/2041	17,000	19,494
8.85%, 09/15/2021	190,000	209,560
DTE Electric Co.
3.70%, 03/15/2045	123,000	133,814

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Duke Energy LLC
3.75%, 05/15/2046	$ 100,000	$ 107,433
3.90%, 06/15/2021	100,000	102,587
6.00%, 12/01/2028	100,000	125,323
Duke Energy Progress LLC
3.00%, 09/15/2021	67,000	68,242
3.25%, 08/15/2025	106,000	111,799
3.70%, 10/15/2046	113,000	121,400
4.15%, 12/01/2044	65,000	74,390
4.20%, 08/15/2045	130,000	150,610
4.38%, 03/30/2044	44,000	51,918
5.70%, 04/01/2035	100,000	127,160
Duke Energy, Inc.
3.80%, 09/01/2023	136,000	144,251
Duke Realty, LP
3.25%, 06/30/2026	36,000	37,259
3.63%, 04/15/2023	146,000	151,903
DuPont de Nemours, Inc.
4.49%, 11/15/2025	280,000	309,432
5.32%, 11/15/2038	145,000	176,982
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (A)	250,000	255,104
DXC Technology Co.
4.25%, 04/15/2024	99,000	103,850
Eaton Corp.
4.00%, 11/02/2032	21,000	24,068
5.80%, 03/15/2037	130,000	160,689
Ecolab, Inc.
2.25%, 01/12/2020	80,000	80,000
3.25%, 01/14/2023	66,000	68,367
Edison International
5.75%, 06/15/2027	200,000	224,555
Eli Lilly & Co.
4.15%, 03/15/2059	205,000	241,375
Enable Midstream Partners, LP
4.95%, 05/15/2028	95,000	98,665
Energy Transfer Operating, LP
4.75%, 01/15/2026	96,000	104,079
6.05%, 06/01/2041	325,000	371,567
6.25%, 04/15/2049	175,000	212,525
6.50%, 02/01/2042	36,000	43,181
Eni, Inc.
7.30%, 11/15/2027	150,000	193,341
Entergy Arkansas LLC
3.50%, 04/01/2026	61,000	64,895
Entergy Corp.
2.95%, 09/01/2026	65,000	66,005
Entergy LLC
2.40%, 10/01/2026	118,000	117,995
2.85%, 06/01/2028	91,000	93,363
3.05%, 06/01/2031	107,000	110,886
Enterprise Products Operating LLC
3.75%, 02/15/2025	78,000	83,106
4.20%, 01/31/2050	275,000	294,100
4.95%, 10/15/2054	35,000	40,712
5.10%, 02/15/2045	65,000	76,526
5.75%, 03/01/2035	100,000	119,536
7.55%, 04/15/2038	120,000	176,932
EOG Resources, Inc.
2.63%, 03/15/2023	47,000	47,906
EQM Midstream Partners, LP
5.50%, 07/15/2028	290,000	290,034
EQT Corp.
3.90%, 10/01/2027	161,000	139,560
ERAC Finance LLC
4.50%, 08/16/2021 - 02/15/2045 (A)	285,000	306,226
5.25%, 10/01/2020 (A)	8,000	8,249

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ERAC Finance LLC (continued)
5.63%, 03/15/2042 (A)	$ 37,000	$ 46,885
6.70%, 06/01/2034 (A)	44,000	60,075
Evergy, Inc.
2.90%, 09/15/2029	370,000	368,129
Exelon Corp.
3.40%, 04/15/2026	63,000	65,851
3.50%, 06/01/2022	300,000	307,705
Express Scripts Holding Co.
3.05%, 11/30/2022	130,000	132,808
4.50%, 02/25/2026	144,000	157,263
4.80%, 07/15/2046	62,000	69,407
Exxon Mobil Corp.
3.00%, 08/16/2039	345,000	345,058
3.10%, 08/16/2049	425,000	426,683
Fidelity National Information Services, Inc.
4.75%, 05/15/2048	134,000	162,542
Fifth Third Bancorp
3.95%, 03/14/2028 (F)	210,000	229,853
FirstEnergy Corp.
4.85%, 07/15/2047	66,000	78,910
Fiserv, Inc.
3.20%, 07/01/2026	155,000	160,409
4.40%, 07/01/2049	145,000	161,794
Florida Power & Light Co.
4.95%, 06/01/2035	70,000	85,804
5.13%, 06/01/2041	30,000	38,470
5.63%, 04/01/2034	100,000	131,754
Fox Corp.
4.71%, 01/25/2029 (A)	160,000	182,758
General Electric Co.
2.10%, 12/11/2019	86,000	85,932
2.20%, 01/09/2020, MTN	172,000	171,794
2.70%, 10/09/2022	34,000	34,095
4.38%, 09/16/2020, MTN	104,000	105,796
4.65%, 10/17/2021, MTN	222,000	230,930
5.50%, 01/08/2020, MTN	60,000	60,466
5.55%, 01/05/2026, MTN	542,000	612,941
General Mills, Inc.
4.00%, 04/17/2025	185,000	199,273
4.20%, 04/17/2028 (F)	115,000	128,044
4.55%, 04/17/2038	45,000	51,216
General Motors Co.
6.60%, 04/01/2036	200,000	229,147
General Motors Financial Co., Inc.
3.45%, 04/10/2022	145,000	147,507
3.50%, 11/07/2024	240,000	242,717
3.70%, 05/09/2023	205,000	209,730
3.95%, 04/13/2024	360,000	370,055
4.30%, 07/13/2025	105,000	109,049
4.35%, 04/09/2025	235,000	244,787
Gilead Sciences, Inc.
3.25%, 09/01/2022	120,000	123,972
4.00%, 09/01/2036	58,000	64,873
4.60%, 09/01/2035	42,000	49,792
Glencore Funding LLC
4.63%, 04/29/2024 (A)	220,000	235,072
Global Payments, Inc.
4.15%, 08/15/2049	305,000	321,812
Globe Life, Inc.
4.55%, 09/15/2028	190,000	212,075
Goldman Sachs Group, Inc.
Fixed until 10/31/2021, 2.88% (B), 10/31/2022	865,000	874,871
Fixed until 09/29/2024, 3.27% (B), 09/29/2025	484,000	499,594
3.50%, 11/16/2026	460,000	477,871

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Goldman Sachs Group, Inc. (continued)
Fixed until 06/05/2027, 3.69% (B), 06/05/2028	$ 523,000	$ 548,582
3.85%, 01/26/2027	1,490,000	1,579,953
Fixed until 05/01/2028, 4.22% (B), 05/01/2029	350,000	382,056
Fixed until 04/23/2038, 4.41% (B), 04/23/2039	385,000	434,823
4.80%, 07/08/2044, MTN	260,000	311,331
5.38%, 03/15/2020, MTN	346,000	350,974
Goodman Finance Three LLC
3.70%, 03/15/2028 (A)	151,000	156,768
Great-West Lifeco Finance, LP
4.15%, 06/03/2047 (A)	200,000	222,973
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	39,000	38,983
3.48%, 06/15/2050 (A)	36,000	37,390
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (A)	44,000	55,665
Halliburton Co.
3.80%, 11/15/2025	105,000	111,218
4.85%, 11/15/2035	157,000	173,367
7.60%, 08/15/2096 (A)	40,000	56,930
8.75%, 02/15/2021	100,000	108,740
Harborwalk Funding Trust
Fixed until 02/15/2049, 5.08% (B), 02/15/2069 (A)	400,000	482,520
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	210,000	233,141
HCA, Inc.
5.13%, 06/15/2039	280,000	305,390
5.25%, 06/15/2026	320,000	356,325
HCP, Inc.
3.40%, 02/01/2025	38,000	39,400
3.50%, 07/15/2029	296,000	307,548
3.88%, 08/15/2024	360,000	384,109
4.20%, 03/01/2024	27,000	29,038
Home Depot, Inc.
3.75%, 02/15/2024	110,000	118,224
4.20%, 04/01/2043	103,000	121,005
Huntington Bancshares, Inc.
2.30%, 01/14/2022	271,000	272,468
IBM Credit LLC
3.00%, 02/06/2023	300,000	308,607
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	105,878
4.88%, 09/15/2041	192,000	247,308
Indiana Michigan Power Co.
3.20%, 03/15/2023	120,000	123,986
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	115,000	122,768
International Business Machines Corp.
2.25%, 02/19/2021	279,000	280,262
3.30%, 05/15/2026	625,000	659,076
3.50%, 05/15/2029	1,160,000	1,244,941
7.00%, 10/30/2025	50,000	62,803
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	110,000	121,503
5.00%, 09/26/2048	126,000	143,793
International Lease Finance Corp.
5.88%, 08/15/2022	150,000	164,342
8.63%, 01/15/2022	360,000	408,603
International Paper Co.
3.00%, 02/15/2027 (F)	150,000	152,194
7.30%, 11/15/2039	100,000	135,449
8.70%, 06/15/2038	70,000	103,079

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ITC Holdings Corp.
2.70%, 11/15/2022	$ 200,000	$ 201,924
Jackson National Life Global Funding
2.50%, 06/27/2022 (A)	100,000	100,906
3.05%, 04/29/2026 (A)	81,000	83,805
3.25%, 01/30/2024 (A)	29,000	30,157
JB Hunt Transport Services, Inc.
3.88%, 03/01/2026	215,000	227,982
Jersey Central Power & Light Co.
6.15%, 06/01/2037	80,000	103,952
John Deere Capital Corp.
1.70%, 01/15/2020	30,000	29,960
2.25%, 09/14/2026, MTN	220,000	219,508
2.45%, 09/11/2020, MTN	33,000	33,144
2.70%, 01/06/2023, MTN	15,000	15,327
2.75%, 03/15/2022, MTN	25,000	25,474
2.80%, 09/08/2027, MTN	100,000	103,152
3.15%, 10/15/2021, MTN	20,000	20,438
3.35%, 06/12/2024, MTN	166,000	175,173
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	69,344	81,880
Johnson & Johnson
3.40%, 01/15/2038	278,000	300,147
Kansas City Power & Light Co.
3.15%, 03/15/2023	47,000	48,558
5.30%, 10/01/2041	60,000	77,648
Kellogg Co.
3.40%, 11/15/2027	119,000	124,773
Keurig Dr. Pepper, Inc.
3.43%, 06/15/2027	550,000	567,390
4.42%, 05/25/2025	112,000	121,896
4.99%, 05/25/2038	162,000	187,915
KeyCorp
2.90%, 09/15/2020, MTN	84,000	84,668
4.15%, 10/29/2025, MTN	130,000	142,258
5.10%, 03/24/2021, MTN	141,000	146,885
KeySpan Gas East Corp.
2.74%, 08/15/2026 (A)	97,000	98,061
Kimberly-Clark Corp.
2.40%, 06/01/2023	100,000	101,674
Kinder Morgan, Inc.
4.30%, 03/01/2028	410,000	444,650
Kraft Heinz Foods Co.
2.80%, 07/02/2020	350,000	350,604
5.00%, 07/15/2035 - 06/04/2042	705,000	751,221
Kroger Co.
4.00%, 02/01/2024	95,000	101,084
8.00%, 09/15/2029	125,000	168,086
L3 Harris Technologies, Inc.
3.83%, 04/27/2025	200,000	213,591
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	138,000	140,808
Legg Mason, Inc.
3.95%, 07/15/2024	115,000	121,745
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (A)	100,000	111,579
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (A)	220,000	274,856
Liberty Property, LP
3.25%, 10/01/2026	54,000	55,446
Life Storage, LP
4.00%, 06/15/2029	350,000	374,415
Lincoln National Corp.
3.05%, 01/15/2030	250,000	249,662
4.00%, 09/01/2023	100,000	105,929
4.20%, 03/15/2022	206,000	215,739

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Lockheed Martin Corp.
4.50%, 05/15/2036	$ 150,000	$ 180,131
Lowe’s Cos., Inc.
2.50%, 04/15/2026	150,000	149,469
3.13%, 09/15/2024	50,000	51,892
3.65%, 04/05/2029	255,000	272,653
4.55%, 04/05/2049	140,000	161,131
4.65%, 04/15/2042	43,000	48,513
Magellan Health, Inc.
4.90%, 09/22/2024	359,000	358,551
Magellan Midstream Partners, LP
3.20%, 03/15/2025	59,000	60,408
4.20%, 12/01/2042	75,000	74,973
4.25%, 02/01/2021	234,000	239,970
5.15%, 10/15/2043	62,000	73,189
Marathon Petroleum Corp.
3.63%, 09/15/2024	96,000	100,532
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	191,000	191,082
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	156,000	158,806
Masco Corp.
6.50%, 08/15/2032	250,000	306,516
Massachusetts Electric Co.
4.00%, 08/15/2046 (A)	113,000	123,659
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (A)	33,000	41,853
7.63%, 11/15/2023 (A)	250,000	287,729
MassMutual Global Funding II
2.50%, 10/17/2022 (A) (F)	100,000	101,173
McCormick & Co., Inc.
3.15%, 08/15/2024	105,000	108,797
3.40%, 08/15/2027	66,000	69,193
McDonald’s Corp.
4.70%, 12/09/2035, MTN	39,000	46,337
6.30%, 10/15/2037, MTN	71,000	97,929
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	100,000	109,420
4.60%, 06/01/2044	70,000	86,517
Medco Health Solutions, Inc.
4.13%, 09/15/2020	90,000	91,715
Medtronic, Inc.
4.38%, 03/15/2035	114,000	137,192
Merck & Co., Inc.
3.70%, 02/10/2045	20,000	22,556
Metropolitan Life Global Funding I
3.00%, 01/10/2023 - 09/19/2027 (A)	320,000	330,960
3.88%, 04/11/2022 (A)	300,000	312,897
Microsoft Corp.
2.38%, 05/01/2023	101,000	102,987
3.30%, 02/06/2027	167,000	180,156
3.50%, 02/12/2035	68,000	75,150
3.95%, 08/08/2056	88,000	104,227
4.00%, 02/12/2055	71,000	84,630
4.10%, 02/06/2037	266,000	315,473
4.50%, 02/06/2057	233,000	302,662
MidAmerican Energy Co.
3.10%, 05/01/2027	193,000	203,229
Morgan Stanley
Fixed until 07/22/2027, 3.59% (B), 07/22/2028	711,000	749,518
3.63%, 01/20/2027	564,000	597,188
Fixed until 04/24/2023, 3.74% (B), 04/24/2024	815,000	851,152
Fixed until 01/24/2028, 3.77% (B), 01/24/2029, MTN	221,000	236,200
3.88%, 01/27/2026, MTN	360,000	386,418

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley (continued)
4.00%, 07/23/2025, MTN	$ 871,000	$ 939,617
4.30%, 01/27/2045	254,000	293,940
5.00%, 11/24/2025	334,000	374,277
5.50%, 07/28/2021, MTN	410,000	435,061
Mosaic Co.
4.88%, 11/15/2041	13,000	12,841
5.45%, 11/15/2033	255,000	288,730
MPLX, LP
4.13%, 03/01/2027	104,000	109,676
4.50%, 04/15/2038	165,000	171,033
5.20%, 03/01/2047	81,000	89,962
5.25%, 01/15/2025 (A)	134,000	141,445
National Retail Properties, Inc.
3.50%, 10/15/2027	100,000	104,684
3.60%, 12/15/2026	124,000	130,502
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	61,000	63,092
3.05%, 04/25/2027	92,000	96,138
Nevada Power Co.
5.38%, 09/15/2040	80,000	99,546
5.45%, 05/15/2041	40,000	50,559
6.65%, 04/01/2036	100,000	140,522
New England Power Co.
3.80%, 12/05/2047 (A)	112,000	121,389
New York Life Global Funding
2.35%, 07/14/2026 (A)	75,000	75,166
3.00%, 01/10/2028 (A)	137,000	143,114
New York Life Insurance Co.
4.45%, 05/15/2069 (A)	330,000	387,653
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (A)	83,000	86,277
Newmont Goldcorp Corp.
2.80%, 10/01/2029	190,000	187,773
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	45,000	47,696
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (A)	141,000	148,734
NiSource, Inc.
2.95%, 09/01/2029	210,000	211,138
3.85%, 02/15/2023	50,000	52,141
5.65%, 02/01/2045	89,000	114,691
5.80%, 02/01/2042	67,000	85,604
6.25%, 12/15/2040	100,000	131,844
Nissan Motor Acceptance Corp.
1.90%, 09/14/2021 (A)	78,000	77,083
Noble Energy, Inc.
3.25%, 10/15/2029 (H)	200,000	198,002
5.25%, 11/15/2043	220,000	245,038
6.00%, 03/01/2041	57,000	68,817
Nordstrom, Inc.
4.00%, 10/15/2021	21,000	21,579
Norfolk Southern Corp.
3.25%, 12/01/2021	11,000	11,229
3.85%, 01/15/2024	125,000	133,208
3.95%, 10/01/2042	25,000	27,007
4.05%, 08/15/2052	127,000	138,779
Northern States Power Co.
2.90%, 03/01/2050	265,000	256,197
6.25%, 06/01/2036	70,000	97,689
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (B), 05/08/2032	280,000	287,356
Northrop Grumman Corp.
3.20%, 02/01/2027	112,000	117,281
3.25%, 01/15/2028	75,000	78,712
3.85%, 04/15/2045	44,000	48,514

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	$ 80,000	$ 116,329
Novartis Capital Corp.
2.40%, 09/21/2022	80,000	81,267
3.00%, 11/20/2025	165,000	173,673
NRG Energy, Inc.
4.45%, 06/15/2029 (A)	250,000	260,467
Nucor Corp.
6.40%, 12/01/2037	200,000	275,415
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	142,000	151,118
Occidental Petroleum Corp.
3.50%, 08/15/2029	460,000	466,532
4.63%, 06/15/2045	26,000	26,893
7.50%, 05/01/2031	190,000	248,841
7.88%, 09/15/2031	100,000	135,055
Office Properties Income Trust REIT,
3.60%, 02/01/2020	370,000	370,824
4.00%, 07/15/2022	251,000	255,796
Ohio Power Co.
6.60%, 03/01/2033	65,000	90,031
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	50,000	63,277
OneBeacon Holdings, Inc.
4.60%, 11/09/2022	250,000	258,901
ONEOK Partners, LP
3.38%, 10/01/2022	30,000	30,731
5.00%, 09/15/2023	65,000	70,367
6.65%, 10/01/2036	220,000	274,005
ONEOK, Inc.
3.40%, 09/01/2029	275,000	273,188
Oracle Corp.
2.50%, 05/15/2022 - 10/15/2022	341,000	345,693
2.95%, 11/15/2024 - 05/15/2025	600,000	622,298
3.80%, 11/15/2037	160,000	174,194
3.90%, 05/15/2035	130,000	143,538
4.30%, 07/08/2034	573,000	663,992
5.38%, 07/15/2040	125,000	162,554
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (B), 10/24/2067 (A)	124,000	131,183
PacifiCorp
6.25%, 10/15/2037	20,000	28,136
Parker-Hannifin Corp.
3.30%, 11/21/2024, MTN	37,000	38,658
4.10%, 03/01/2047	67,000	74,662
4.45%, 11/21/2044, MTN	37,000	42,875
Pennsylvania Electric Co.
3.25%, 03/15/2028 (A)	56,000	57,719
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.70%, 03/14/2023 (A)	150,000	151,183
4.13%, 08/01/2023 (A)	184,000	194,717
4.88%, 07/11/2022 (A)	100,000	106,542
PepsiCo, Inc.
4.60%, 07/17/2045	39,000	48,853
Pfizer, Inc.
3.00%, 12/15/2026	210,000	221,091
3.90%, 03/15/2039	385,000	429,806
Phillips 66
3.90%, 03/15/2028	105,000	113,302
4.30%, 04/01/2022	16,000	16,872
Phillips 66 Partners, LP
3.15%, 12/15/2029	205,000	202,021
3.55%, 10/01/2026	34,000	35,062
4.90%, 10/01/2046	74,000	83,100

The notes are an integral part of this report. Transamerica Series Trust	Page 15

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	$ 175,000	$ 179,171
4.30%, 01/31/2043	121,000	111,835
4.65%, 10/15/2025	100,000	106,893
PNC Financial Services Group, Inc.
5.13%, 02/08/2020	100,000	101,069
PPL Capital Funding, Inc.
4.20%, 06/15/2022	50,000	52,256
PPL Electric Utilities Corp.
4.13%, 06/15/2044	42,000	47,974
Precision Castparts Corp.
3.25%, 06/15/2025	106,000	111,616
4.20%, 06/15/2035	160,000	178,390
President & Fellows of Harvard College
3.30%, 07/15/2056	214,000	234,337
Private Export Funding Corp.
2.80%, 05/15/2022	400,000	410,873
3.55%, 01/15/2024	1,505,000	1,616,659
Procter & Gamble Co.
2.70%, 02/02/2026	250,000	259,500
Progress Energy, Inc.
3.15%, 04/01/2022	22,000	22,455
7.00%, 10/30/2031	110,000	151,614
Progressive Corp.
Fixed until 03/15/2023 (G), 5.38% (B)	150,000	154,875
Protective Life Global Funding
2.00%, 09/14/2021 (A)	210,000	208,828
2.26%, 04/08/2020 (A)	200,000	200,093
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	84,520
Prudential Financial, Inc.
3.91%, 12/07/2047	184,000	196,956
Prudential Insurance Co. of America
8.30%, 07/01/2025 (A)	300,000	387,945
PSEG Power LLC
4.15%, 09/15/2021	113,000	116,066
Public Service Co. of Colorado
3.55%, 06/15/2046	43,000	44,952
Public Service Co. of New Hampshire
3.50%, 11/01/2023	40,000	41,908
Public Service Co. of Oklahoma
6.63%, 11/15/2037	80,000	111,577
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	93,000	92,462
3.65%, 09/01/2042, MTN	49,000	52,699
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	41,031
4.75%, 01/30/2020	160,000	161,212
Qwest Corp.
6.75%, 12/01/2021	67,000	72,411
Realty Income Corp.
3.88%, 04/15/2025	175,000	187,980
4.65%, 03/15/2047	113,000	139,856
Regency Centers, LP
2.95%, 09/15/2029	280,000	279,249
Regions Financial Corp.
3.80%, 08/14/2023	170,000	179,183
Reliance Standard Life Global Funding II
3.85%, 09/19/2023 (A)	460,000	483,360
Republic Services, Inc.
2.90%, 07/01/2026	49,000	50,415
Reynolds American, Inc.
5.70%, 08/15/2035	150,000	167,425

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Rockwell Collins, Inc.
3.20%, 03/15/2024	$ 80,000	$ 83,091
4.35%, 04/15/2047	50,000	58,413
Roper Technologies, Inc.
3.00%, 12/15/2020	46,000	46,406
Ryder System, Inc.
2.88%, 09/01/2020, MTN	144,000	144,937
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33,000	34,614
6.00%, 06/01/2026	75,000	89,339
SART
4.75%, 07/15/2024	1,658,788	1,695,497
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	159,000	168,295
Sempra Energy
4.05%, 12/01/2023	96,000	101,621
Senior Housing Properties Trust
4.75%, 02/15/2028	150,000	150,764
Sherwin-Williams Co.
3.13%, 06/01/2024	82,000	84,721
Simon Property Group, LP
2.45%, 09/13/2029	344,000	336,557
SITE Centers Corp.
3.63%, 02/01/2025	87,000	89,366
Southern California Edison Co.
1.85%, 02/01/2022	27,500	27,057
3.65%, 03/01/2028	150,000	160,899
3.90%, 12/01/2041	50,000	50,469
4.05%, 03/15/2042	325,000	345,565
Southern Co.
3.25%, 07/01/2026	48,000	49,501
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	48,000	48,160
3.25%, 06/15/2026	42,000	43,297
3.50%, 09/15/2021	182,000	185,887
3.95%, 10/01/2046	49,000	51,441
4.40%, 06/01/2043	79,000	88,303
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	77,000	85,270
8.00%, 03/01/2032	140,000	197,079
Southern Power Co.
5.15%, 09/15/2041	165,000	188,225
Southwest Gas Corp.
3.80%, 09/29/2046	100,000	106,367
Southwestern Public Service Co.
4.50%, 08/15/2041	70,000	82,378
6.00%, 10/01/2036	97,000	124,825
Spectra Energy Partners, LP
3.50%, 03/15/2025	125,000	129,919
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	162,686	169,580
State Street Corp.
3.10%, 05/15/2023	72,000	74,511
3.70%, 11/20/2023	231,000	246,105
Sunoco Logistics Partners Operations, LP
4.95%, 01/15/2043	309,000	313,007
5.30%, 04/01/2044	50,000	52,819
5.35%, 05/15/2045	93,000	99,785
6.10%, 02/15/2042	100,000	114,160
SunTrust Bank
3.30%, 05/15/2026	320,000	332,039
SunTrust Banks, Inc.
4.00%, 05/01/2025	53,000	57,287
Synchrony Financial
3.70%, 08/04/2026	170,000	173,508
Sysco Corp.
3.25%, 07/15/2027	350,000	366,688
3.75%, 10/01/2025	78,000	83,731

The notes are an integral part of this report. Transamerica Series Trust	Page 16

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Tampa Electric Co.
4.45%, 06/15/2049	$ 350,000	$ 422,473
TC PipeLines, LP
3.90%, 05/25/2027	81,000	84,448
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (A)	200,000	226,802
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (A)	129,000	130,146
Texas Health Resources
4.33%, 11/15/2055	250,000	313,465
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	83,000	85,512
4.15%, 02/01/2024	86,000	92,325
Time Warner Cable LLC
6.55%, 05/01/2037	100,000	120,051
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	330,000	456,453
Toledo Edison Co.
6.15%, 05/15/2037	130,000	177,168
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	68,000	74,896
UDR, Inc.
2.95%, 09/01/2026, MTN	74,000	75,243
3.20%, 01/15/2030, MTN	300,000	308,951
Unilever Capital Corp.
3.38%, 03/22/2025	110,000	116,486
Union Carbide Corp.
7.50%, 06/01/2025	40,000	48,157
7.75%, 10/01/2096	40,000	53,540
Union Electric Co.
2.95%, 06/15/2027	107,000	110,972
Union Pacific Corp.
4.10%, 09/15/2067	90,000	94,738
United Airlines Pass-Through Trust
2.88%, 04/07/2030	414,318	418,461
3.45%, 01/07/2030	145,799	151,048
3.50%, 09/01/2031	228,916	239,512
3.65%, 07/07/2027	85,410	86,786
3.75%, 03/03/2028	270,760	285,111
4.15%, 02/25/2033	450,000	491,252
4.30%, 02/15/2027	200,957	217,054
4.55%, 02/25/2033	400,000	443,368
United Technologies Corp.
3.75%, 11/01/2046	190,000	209,071
3.95%, 08/16/2025	95,000	104,078
4.15%, 05/15/2045	198,000	227,095
4.45%, 11/16/2038	70,000	83,230
4.50%, 06/01/2042	261,000	312,560
5.70%, 04/15/2040	320,000	426,357
UnitedHealth Group, Inc.
3.10%, 03/15/2026	80,000	83,621
4.63%, 07/15/2035	143,000	172,814
US Bancorp
2.63%, 01/24/2022, MTN	37,000	37,454
3.00%, 03/15/2022, MTN	33,000	33,792
Valero Energy Corp.
7.50%, 04/15/2032	60,000	81,741
Ventas Realty, LP
3.50%, 02/01/2025	45,000	47,120
3.85%, 04/01/2027	123,000	130,766
4.13%, 01/15/2026	68,000	73,538
Verizon Communications, Inc.
4.02%, 12/03/2029	55,000	61,123
4.27%, 01/15/2036	40,000	44,978
4.33%, 09/21/2028	1,000,000	1,133,773

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Verizon Communications, Inc. (continued)
4.40%, 11/01/2034	$ 811,000	$ 927,739
4.50%, 08/10/2033	600,000	696,684
4.67%, 03/15/2055	165,000	197,920
4.86%, 08/21/2046	109,000	133,131
5.25%, 03/16/2037	206,000	255,041
Viacom, Inc.
3.88%, 04/01/2024	56,000	58,899
6.88%, 04/30/2036	330,000	431,378
Virginia Electric & Power Co.
2.75%, 03/15/2023	145,000	148,021
3.45%, 02/15/2024	21,000	21,971
4.45%, 02/15/2044	21,000	24,688
VMware, Inc.
2.95%, 08/21/2022	319,000	323,468
Voya Financial, Inc.
3.13%, 07/15/2024	350,000	361,332
3.65%, 06/15/2026	50,000	52,401
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024 (F)	100,000	105,458
4.50%, 11/18/2034	195,000	207,898
Walt Disney Co.
6.55%, 03/15/2033 (A)	50,000	70,939
6.65%, 11/15/2037 (A)	100,000	150,286
9.50%, 07/15/2024 (A)	80,000	105,458
Waste Management, Inc.
3.45%, 06/15/2029	165,000	178,188
WEC Energy Group, Inc.
3.55%, 06/15/2025	144,000	153,122
Wells Fargo & Co.
2.50%, 03/04/2021	71,000	71,333
Fixed until 06/17/2026, 3.20% (B), 06/17/2027, MTN	800,000	826,622
3.30%, 09/09/2024, MTN	300,000	313,178
3.50%, 03/08/2022, MTN	400,000	412,748
3.75%, 01/24/2024, MTN	255,000	269,826
4.10%, 06/03/2026, MTN	70,000	74,983
4.30%, 07/22/2027, MTN	63,000	69,024
4.40%, 06/14/2046, MTN	110,000	123,516
4.65%, 11/04/2044, MTN	123,000	142,123
4.75%, 12/07/2046, MTN	263,000	310,487
4.90%, 11/17/2045, MTN	90,000	107,027
5.38%, 11/02/2043	200,000	250,908
Welltower, Inc.
3.10%, 01/15/2030	220,000	220,170
4.50%, 01/15/2024	172,000	185,797
Western Union Co.
3.60%, 03/15/2022	230,000	236,172
Westlake Chemical Corp.
3.60%, 07/15/2022	150,000	152,993
Williams Cos., Inc.
3.90%, 01/15/2025	78,000	81,688
4.85%, 03/01/2048	146,000	156,204
Wisconsin Electric Power Co.
3.10%, 06/01/2025	110,000	113,837
3.65%, 12/15/2042	40,000	41,789
4.25%, 12/15/2019	140,000	140,554
WRKCo, Inc.
3.75%, 03/15/2025	250,000	263,167
3.90%, 06/01/2028	40,000	42,205
WW Grainger, Inc.
4.60%, 06/15/2045	291,000	342,358
Xcel Energy, Inc.
6.50%, 07/01/2036	48,000	66,392

The notes are an integral part of this report. Transamerica Series Trust	Page 17

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Xylem, Inc.
3.25%, 11/01/2026	$ 33,000	$ 34,024
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/2023	80,000	83,355

		153,314,683

Virgin Islands, British - 0.0% (E)
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (A)	360,000	379,433

Total Corporate Debt Securities (Cost $195,285,486)		207,533,929

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	210,802
5.00%, 06/15/2045	200,000	234,000
7.38%, 09/18/2037	100,000	142,376

		587,178

Israel - 0.4%
Israel Government AID Bond
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	889,414
Series 2008-Z,
Zero Coupon, 08/15/2024	1,000,000	909,301
Series 2009-Z,
Zero Coupon, 11/15/2024	1,000,000	905,525
Israel Government AID Bond, Principal Only STRIPS
Series 2,
Zero Coupon, 11/01/2024	3,300,000	2,990,607

		5,694,847

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,151,000	1,186,106
4.13%, 01/21/2026	200,000	212,002
4.35%, 01/15/2047	100,000	103,148
4.75%, 03/08/2044, MTN	332,000	359,390
5.75%, 10/12/2110, MTN	70,000	80,413

		1,941,059

Panama - 0.0% (E)
Panama Government International Bond
4.50%, 04/16/2050	200,000	237,502

Peru - 0.0% (E)
Peru Government International Bond
5.63%, 11/18/2050 (F)	35,000	51,275

Total Foreign Government Obligations (Cost $8,099,353)		8,511,861

MORTGAGE-BACKED SECURITIES - 5.0%
Cayman Islands - 0.0% (E)
BXMT, Ltd.
Series 2017-FL1, Class D,
1-Month LIBOR + 2.70%, 4.72% (B), 06/15/2035 (A)	580,000	582,174

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States - 5.0%
Alternative Loan Trust
Series 2004-27CB, Class A1,
6.00%, 12/25/2034	$ 291,364	$ 283,609
Series 2004-28CB, Class 3A1,
6.00%, 01/25/2035	270,987	273,729
Series 2006-41CB, Class 2A13,
5.75%, 01/25/2037	578,325	482,356
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class A3,
3.30% (B), 07/26/2049 (A)	895,213	900,073
Arroyo Mortgage Trust
Series 2019-1, Class A1,
3.81% (B), 01/25/2049 (A)	657,246	671,874
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	102,903
Series 2014-520M, Class C,
4.35% (B), 08/15/2046 (A)	150,000	162,970
Banc of America Funding Trust
Series 2005-E, Class 4A1,
4.68% (B), 03/20/2035	9,136	9,201
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
4.71% (B), 11/25/2033	51,541	52,976
BANK
1.00% (B), 10/15/2052 (H)	11,270,000	801,669
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	900,000	947,424
BCAP LLC Trust
Series 2007-AA2, Class 2A12,
5.50%, 04/25/2037	1,440,327	1,129,950
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1-Month LIBOR + 0.64%, 2.66% (B), 07/25/2034	72,359	72,491
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
4.67% (B), 07/25/2033	17,349	17,825
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 4.91% (B), 02/25/2036	153,661	157,456
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.51% (B), 06/11/2041 (A)	13,438	49
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
1.04% (B), 12/11/2049 (A)	9,487	225
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
4.71% (B), 02/25/2037	30,830	31,634
Series 2007-A1, Class 8A1,
4.54% (B), 02/25/2037	284,730	297,293
Series 2007-A2, Class 2A1,
4.40% (B), 07/25/2037	13,486	13,635
CHL Mortgage Pass-Through Trust
Series 2004-22, Class A1,
4.24% (B), 11/25/2034	438,583	442,945
Series 2004-3, Class A26,
5.50%, 04/25/2034	27,033	27,968
Series 2004-3, Class A4,
5.75%, 04/25/2034	21,626	22,323

The notes are an integral part of this report. Transamerica Series Trust	Page 18

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CHL Mortgage Pass-Through Trust (continued)
Series 2004-HYB6, Class A3,
4.11% (B), 11/20/2034	$ 276,867	$ 284,322
Series 2005-15, Class A3,
5.75%, 08/25/2035	242,363	215,037
Series 2005-HYB3, Class 2A2A,
4.15% (B), 06/20/2035	545,561	558,222
Series 2006-HYB2, Class 2A1B,
4.14% (B), 04/20/2036	563,066	522,994
Series 2007-2, Class A16,
6.00%, 03/25/2037	599,055	497,333
CIM Trust
Series 2019-INV3, Class A11,
1-Month LIBOR + 1.00%, 2.99% (B), 08/25/2049 (A)	3,570,000	3,564,765
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5,
5.25%, 05/25/2034	50,536	52,736
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class B1,
3.97% (B), 07/25/2049 (A)	1,000,000	997,200
Colt Funding LLC
2.58% (B), 11/25/2049 (A)	1,600,000	1,599,989
Series 2018-2, Class A1,
3.47% (B), 07/27/2048 (A)	522,300	524,084
COMM Mortgage Trust
Series 2013-300P, Class A1,
4.35%, 08/10/2030 (A)	500,000	535,632
Series 2013-SFS, Class A2,
3.09% (B), 04/12/2035 (A)	156,000	160,130
Series 2014-CR19, Class A5,
3.80%, 08/10/2047	750,000	802,707
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	437,000	470,523
Series 2018-HOME, Class A,
3.94% (B), 04/10/2033 (A)	1,565,000	1,715,241
Commercial Mortgage Trust
Series 2006-GG7, Class AM,
5.83% (B), 07/10/2038	8,961	9,011
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2,
1-Month LIBOR + 2.30%, 4.32% (B), 08/25/2031 (A)	1,000,000	1,005,129
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	20,131	21,119
Series 2003-AR26, Class 2A1,
4.23% (B), 11/25/2033	244,916	248,719
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	51,507	53,256
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (A)	600,000	597,652
Deephaven Residential Mortgage Trust
Series 2019-3A, Class B1,
4.26% (B), 07/25/2059 (A)	1,000,000	1,006,883
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2006-AR1, Class 1A3,
1-Month LIBOR + 0.33%, 2.35% (B), 02/25/2036	1,575,370	1,538,088

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Ellington Financial Mortgage Trust
Series 2018-1, Class A1FX,
4.14% (B), 10/25/2058 (A)	$ 741,078	$ 750,432
FREMF Mortgage Trust
Series 2017-K727, Class C,
3.87% (B), 07/25/2024 (A)	860,000	880,514
FWD Securitization Trust
Series 2019-INV1, Class M1,
3.48% (B), 06/25/2049 (A)	1,150,000	1,158,577
GCAT Trust
Series 2019-NQM2, Class A3,
3.16% (B), 09/25/2059 (A)	2,000,000	1,999,815
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	700,000	720,205
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 2.37% (B), 09/25/2035 (A)	51,642	45,589
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1,
4.65% (B), 10/25/2033	15,810	16,192
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	38,108	39,400
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	10,782	11,025
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (B), 08/25/2022 (A)	1,120,000	1,122,709
Series 2018-RPL1, Class A,
4.25% (B), 06/25/2023 (A)	1,565,000	1,574,163
Series 2019-RPL1, Class NOTE,
3.97% (B), 06/25/2024 (A)	1,500,000	1,507,725
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1,
3.77% (B), 06/25/2048 (A)	518,294	523,466
Series 2018-2, Class A1,
3.99% (B), 11/25/2058 (A)	1,008,030	1,024,972
Series 2019-1, Class M1,
3.95% (B), 01/25/2059 (A)	500,000	507,957
Impac CMB Trust
Series 2004-10, Class 3A1,
1-Month LIBOR + 0.70%, 2.72% (B), 03/25/2035	533,375	515,190
Series 2004-4, Class 1A2,
1-Month LIBOR + 0.62%, 2.64% (B), 09/25/2034	189,270	189,639
Series 2005-4, Class 1A1A,
1-Month LIBOR + 0.54%, 2.56% (B), 05/25/2035	532,080	529,853
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.60%, 2.62% (B), 05/25/2035	27,148	27,402
Series 2005-4, Class 2B1,
1-Month LIBOR + 2.48%, 4.49% (B), 05/25/2035	394,883	389,205
Series 2005-8, Class 1AM,
1-Month LIBOR + 0.70%, 2.72% (B), 02/25/2036	752,386	734,073
Series 2007-A, Class M3,
1-Month LIBOR + 2.25%, 4.27% (B), 05/25/2037 (A)	634,746	614,749
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1,
4.95% (B), 08/25/2033	36,958	38,164

The notes are an integral part of this report. Transamerica Series Trust	Page 19

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 2.37% (B), 05/25/2036	$ 38,809	$ 39,495
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 2.37% (B), 08/25/2036	6,455	6,461
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (A)	1,035,000	1,103,524
JPMorgan Alternative Loan Trust
Series 2007-A2, Class 12A3,
1-Month LIBOR + 0.19%, 2.21% (B), 06/25/2037	64,611	64,618
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.31% (B), 05/15/2045	33,019	52
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
4.27% (B), 02/25/2034	10,078	10,180
Series 2006-A2, Class 5A3,
4.52% (B), 11/25/2033	18,126	18,762
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	192,000	212,702
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ,
5.45% (B), 09/15/2039	484,183	281,983
LHOME Mortgage Trust
Series 2019-RTL2, Class A1,
3.84%, 03/25/2024 (A)	855,000	854,399
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
4.79% (B), 04/21/2034	32,351	33,020
Series 2004-13, Class 3A7,
4.73% (B), 11/21/2034	14,548	14,940
Series 2004-13, Class 3A7B,
1-Year CMT + 2.00%, 3.75% (B), 11/21/2034	218,223	223,102
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1,
5.50%, 05/25/2034	32,694	34,991
MASTR Alternative Loan Trust, Principal Only STRIPS
Series 2003-8, Class 15,
Zero Coupon, 11/25/2018	1,683	1,658
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	51,607	52,822
MASTR Seasoned Securitization Trust
Series 2004-2, Class A2,
6.50% (B), 08/25/2032	61,075	63,675
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 2.64% (B), 10/25/2028	285,188	287,461
Series 2003-H, Class A1,
1-Month LIBOR + 0.64%, 2.66% (B), 01/25/2029	65,924	66,256
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 2.48% (B), 04/25/2029	63,452	63,291
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.76% (B), 12/12/2049 (A) (I)	30,628	0

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	$ 206,946	$ 210,222
Morgan Stanley Capital I Trust
Series 2006-HQ8, Class D,
5.79% (B), 03/12/2044	255,923	260,030
Series 2007-T27, Class C,
6.14% (B), 06/11/2042 (A)	1,000,000	1,046,375
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.75% (B), 12/15/2043 (A)	82,701	1
Series 2007-HQ11, Class X,
0.41% (B), 02/12/2044 (A)	30,824	37
MortgageIT Trust
Series 2005-5, Class A1,
1-Month LIBOR + 0.52%, 2.54% (B), 12/25/2035	183,381	182,563
New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1,
3.99% (B), 11/25/2048 (A)	465,850	472,538
Series 2019-NQM1, Class A1,
3.67% (B), 01/25/2049 (A)	722,699	733,788
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-5, Class 1APT,
1-Month LIBOR + 0.28%, 2.30% (B), 12/25/2035	672,622	632,623
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1AC1,
1-Month LIBOR + 0.30%, 2.32% (B), 04/25/2036	539,140	524,792
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1,
4.84% (B), 05/25/2035	2,503	2,501
PRPM LLC
Series 2019-1A, Class A1,
4.50% (B), 01/25/2024 (A)	785,253	790,807
RALI Trust
Series 2004-QA4, Class NB3,
4.76% (B), 09/25/2034	18,252	18,531
Series 2006-QH1, Class A1,
1-Month LIBOR + 0.19%, 2.21% (B), 12/25/2036	95,994	94,748
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	160,000	163,952
Seasoned Credit Risk Transfer Trust
Series 2018-4, Class MA,
3.50%, 03/25/2058	1,357,963	1,414,320
Series 2019-1, Class MT,
3.50%, 07/25/2058	1,803,851	1,892,916
Series 2019-3, Class MB,
3.50%, 10/25/2058	658,072	709,269
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 2.80% (B), 04/20/2033	111,427	110,301
Series 2003-2, Class A1,
1-Month LIBOR + 0.66%, 2.70% (B), 06/20/2033	29,359	29,834
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 2.64% (B), 12/20/2034	36,647	36,754

The notes are an integral part of this report. Transamerica Series Trust	Page 20

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Sequoia Mortgage Trust (continued)
Series 2004-5, Class A2,
1-Month LIBOR + 0.52%, 2.56% (B), 06/20/2034	$ 126,491	$ 123,165
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 2.74% (B), 09/20/2034	182,674	181,290
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 2.72% (B), 10/20/2034	129,250	127,819
Series 2007-3, Class 1A1,
1-Month LIBOR + 0.20%, 2.24% (B), 07/20/2036	226,769	220,483
Series 2010, Class 1A,
1-Month LIBOR + 0.80%, 2.84% (B), 10/20/2027	46,172	46,000
Series 2018-2, Class A4,
3.50% (B), 02/25/2048 (A)	813,773	824,317
STACR Trust
Series 2018-DNA2, Class M2,
1-Month LIBOR + 2.15%, 4.17% (B), 12/25/2030 (A)	2,000,000	2,016,982
Starwood Mortgage Residential Trust
Series 2019-1, Class A1,
2.94% (B), 06/25/2049 (A)	956,232	958,216
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
4.46% (B), 02/25/2034	344,017	350,191
Series 2004-12, Class 9A,
4.22% (B), 09/25/2034	380,924	389,294
Series 2004-18, Class 4A1,
4.44% (B), 12/25/2034	131,439	132,496
Series 2004-4, Class 5A,
4.06% (B), 04/25/2034	5,805	6,126
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 2.72% (B), 10/19/2034	29,241	29,370
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.31% (B), 07/19/2035	108,762	108,170
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
4.45% (B), 12/25/2033	5,887	6,033
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5,
4.28% (B), 09/25/2033	301,470	307,043
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 2.66% (B), 09/25/2043	64,106	64,850
Series 2004-3, Class A,
1-Month LIBOR + 0.74%, 2.76% (B), 09/25/2044	79,189	79,466
Series 2004-4, Class 3A,
4.17% (B), 12/25/2044	106,625	108,988
Toorak Mortgage Corp., Ltd.
Series 2019-2, Class A1,
3.72% (B), 09/25/2022	1,075,000	1,076,903
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	174,000	178,868
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	104,000	107,239

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
UBS-Barclays Commercial Mortgage Trust (continued)
Series 2012-C2, Class XA,
1.47% (B), 05/10/2063 (A)	$ 522,036	$ 15,913
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	294,976
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56% (B), 12/15/2020	1,185,000	1,185,000
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A,
4.05% (B), 10/26/2048 (A)	811,439	827,752
Verus Securitization Trust
Series 2018-2, Class A1,
3.68% (B), 06/01/2058 (A)	308,115	309,730
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	556,882
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (A)	400,000	405,383
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class B,
6.36% (B), 05/15/2046	500,000	504,775
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.10% (B), 03/15/2045 (A)	430,204	1
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7,
4.42% (B), 10/25/2033	23,942	24,362
Series 2003-AR11, Class A6,
4.17% (B), 10/25/2033	48,057	49,742
Series 2003-AR5, Class A7,
4.68% (B), 06/25/2033	34,302	35,331
Series 2003-AR6, Class A1,
4.71% (B), 06/25/2033	45,717	47,092
Series 2003-AR7, Class A7,
4.40% (B), 08/25/2033	43,256	44,192
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	25,996	27,034
Series 2004-AR10, Class A3,
1-Month LIBOR + 0.55%, 2.57% (B), 07/25/2044	808,495	830,415
Series 2005-AR10, Class 1A3,
4.18% (B), 09/25/2035	185,576	188,430
Series 2005-AR10, Class 1A4,
4.18% (B), 09/25/2035	922,761	937,773
Series 2006-AR17, Class 1A1A,
12-MTA + 0.81%, 3.29% (B), 12/25/2046	277,968	279,845
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A,
2.80% (B), 03/18/2028 (A)	400,000	399,817
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
4.76% (B), 06/25/2033	42,998	44,287
Series 2003-M, Class A1,
4.89% (B), 12/25/2033	258,708	268,652
Series 2004-EE, Class 3A2,
4.77% (B), 12/25/2034	112,063	116,102
Series 2004-I, Class 1A1,
4.85% (B), 07/25/2034	112,410	117,205
Series 2004-P, Class 2A1,
4.86% (B), 09/25/2034	34,533	35,873

The notes are an integral part of this report. Transamerica Series Trust	Page 21

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2004-R, Class 2A1,
4.74% (B), 09/25/2034	$ 15,036	$ 15,615
Series 2005-AR14, Class A1,
4.85% (B), 08/25/2035	179,479	184,753
Series 2005-AR16, Class 6A3,
4.91% (B), 10/25/2035	134,835	138,025
Series 2005-AR3, Class 1A1,
4.98% (B), 03/25/2035	186,943	194,767
Series 2005-AR4, Class 2A2,
5.09% (B), 04/25/2035	96,164	97,723
Series 2005-AR8, Class 2A1,
4.99% (B), 06/25/2035	12,791	12,958
Series 2005-AR9, Class 2A1,
4.66% (B), 10/25/2033	14,823	15,180
Series 2005-AR9, Class 3A1,
5.02% (B), 06/25/2034	283,186	295,816
Series 2006-AR6, Class 7A1,
4.82% (B), 03/25/2036	208,895	214,420
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (A)	100,000	102,598
Series 2012-C6, Class A4,
3.44%, 04/15/2045	200,000	203,934

		68,030,322

Total Mortgage-Backed Securities (Cost $67,299,109)		68,612,496

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.0% (E)
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	25,000	33,895
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	80,000	125,213

		159,108

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	170,000	216,143
5.65%, 11/01/2040	40,000	55,064

		271,207

Ohio - 0.0% (E)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	114,000	137,390
4.80%, 06/01/2111	91,000	121,048

		258,438

Total Municipal Government Obligations (Cost $553,386)		688,753

U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.6%
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 2.58% (B), 07/15/2042 - 03/15/2044	1,331,381	1,342,619
3.00%, 07/01/2033 - 06/01/2045	4,902,521	5,031,410
3.50%, 01/01/2032 - 04/01/2048	12,912,680	13,459,887
1-Month LIBOR + 1.85%, 3.91% (B), 09/25/2049 (A)	2,000,000	1,999,996
4.00%, 12/01/2040 - 12/01/2047	2,649,200	2,800,700

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
4.50%, 05/01/2041 - 12/01/2048	$ 736,985	$ 789,976
12-Month LIBOR + 1.84%, 4.61% (B), 07/01/2040	61,838	65,216
1-Year CMT + 2.25%, 4.68% (B), 02/01/2036	28,871	30,439
1-Year CMT + 2.43%, 4.87% (B), 12/01/2031	26,297	27,857
5.00%, 02/01/2034	246,313	264,919
6.00%, 01/01/2024 - 01/01/2034	48,763	50,914
6.50%, 12/01/2027 - 11/01/2037	320,457	373,944
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.41% (B), 07/25/2023	27,539,951	296,357
2.20% (B), 05/25/2028	4,531,000	692,661
2.60%, 09/25/2020	22,239	22,250
2.62%, 01/25/2023	1,750,000	1,781,944
2.72%, 07/25/2026	840,000	874,883
2.74%, 09/25/2025	700,000	729,006
2.77%, 05/25/2025	750,000	776,299
1-Month LIBOR + 0.70%, 2.79% (B), 09/25/2022	161,939	161,939
2.81%, 09/25/2024	1,478,000	1,528,007
2.84%, 09/25/2022	470,053	479,910
3.12%, 06/25/2027	1,634,000	1,747,797
3.24%, 04/25/2027	602,000	648,607
3.30% (B), 11/25/2027	546,000	591,547
3.33%, 05/25/2027	322,000	347,599
3.34% (B), 04/25/2028	629,000	677,400
3.36%, 12/25/2027	1,360,000	1,474,603
3.39%, 03/25/2024	714,000	753,796
3.49%, 01/25/2024	1,000,000	1,056,796
3.69%, 01/25/2029	1,305,000	1,462,505
3.78%, 08/25/2028	1,051	1,143
3.90% (B), 08/25/2028	1,125,000	1,273,414
Federal Home Loan Mortgage Corp. REMIC
2.25%, 03/15/2042	2,242,649	2,245,569
1-Month LIBOR + 0.35%, 2.38% (B), 06/15/2043	930,372	923,609
1-Month LIBOR + 0.40%, 2.43% (B), 04/15/2039	274,144	275,463
1-Month LIBOR + 0.45%, 2.48% (B), 05/15/2039 - 08/15/2039	336,818	337,586
2.50%, 05/15/2041 - 11/15/2043	3,648,836	3,692,531
1-Month LIBOR + 0.40%, 2.63% (B), 07/15/2037	85,306	85,111
1-Month LIBOR + 0.45%, 2.93% (B), 11/15/2039	38,465	38,551
3.00%, 02/15/2026 - 01/15/2046	16,878,273	17,581,819
3.50%, 05/15/2021 - 03/15/2046	5,308,069	5,519,331
4.00%, 12/15/2024 - 12/15/2041	2,167,451	2,311,875
4.50%, 06/15/2025	435,281	455,581
5.00%, 12/15/2022 - 05/15/2041	444,142	492,389
5.30%, 01/15/2033	49,045	54,977
5.50%, 11/15/2023 - 07/15/2037	864,723	986,034
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (B), 05/15/2041	49,497	52,499
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (B), 05/15/2041	103,979	115,475
5.72% (B), 10/15/2038	29,811	32,914
5.75%, 06/15/2035 - 08/15/2035	1,034,626	1,200,376
5.85%, 09/15/2035	294,008	338,745
6.00%, 04/15/2036	89,886	104,164
6.50%, 02/15/2032	41,197	47,090
(4.44) * 1-Month LIBOR + 24.43%, 15.43% (B), 06/15/2035	58,523	72,069

The notes are an integral part of this report. Transamerica Series Trust	Page 22

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.37%, 4.34% (B), 10/15/2037	$ 274,724	$ 44,382
4.50%, 12/15/2024	868	15
5.00%, 10/15/2039	80,463	7,226
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
04/15/2020 - 01/15/2040	219,832	199,715
Federal Home Loan Mortgage Corp. STRIPS
2.50%, 05/15/2028	1,796,290	1,828,984
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1-Month LIBOR + 0.40%, 2.42% (B), 03/25/2043	514,296	511,550
Federal National Mortgage Association
0.01%, 10/09/2019	450,000	449,765
2.00%, 12/01/2020	500,000	500,081
2.01%, 06/01/2020	2,000,000	1,994,140
2.22%, 12/01/2022	1,359,245	1,369,684
1-Month LIBOR + 0.22%, 2.24% (B), 03/25/2045	59,209	58,980
2.38%, 12/01/2022	907,391	918,720
2.39%, 06/01/2025	399,771	405,590
2.40%, 01/01/2023	871,994	883,686
2.45%, 11/01/2022 - 02/01/2023	3,000,000	3,049,562
2.49%, 05/25/2026	1,000,000	1,018,494
2.50%, 04/01/2023	1,000,000	1,018,022
1-Month LIBOR + 0.50%, 2.52% (B), 08/25/2042	224,336	224,602
2.52%, 05/01/2023	1,000,000	1,019,241
2.53%, 10/01/2022 - 09/25/2024	2,253,556	2,293,850
2.57% (B), 12/25/2026	1,500,000	1,529,534
1-Month LIBOR + 0.48%, 2.57% (B), 09/01/2024	901,458	897,641
2.57%, 01/01/2023	1,886,367	1,921,510
2.59%, 10/01/2028	2,435,000	2,512,233
2.64%, 04/01/2023	897,725	918,059
2.67%, 07/01/2022	1,000,000	1,018,478
2.69%, 12/01/2028	2,010,000	2,091,079
2.70%, 07/01/2026	1,000,000	1,038,524
2.72%, 10/25/2024	1,000,000	1,028,738
2.75%, 03/01/2022	77,274	78,914
2.77%, 06/01/2023	731,790	751,758
2.81%, 06/01/2023 - 05/01/2027	1,954,616	2,029,511
2.90%, 06/25/2027	1,182,980	1,237,148
2.92%, 08/25/2021 - 12/01/2024	1,248,830	1,299,170
2.93%, 06/01/2030	800,000	850,732
2.94%, 02/01/2027 - 12/01/2028	4,239,821	4,493,508
2.98%, 07/01/2022 - 04/01/2023	2,373,912	2,446,572
3.00%, 11/01/2046	1,635,062	1,685,910
3.02% (B), 08/25/2024	955,000	993,779
3.04%, 12/01/2024	1,000,000	1,053,127
3.05%, 01/01/2025 - 12/01/2029	6,676,000	7,149,382
3.06% (B), 05/25/2027 - 09/25/2027	2,430,000	2,571,377
3.08%, 12/01/2024	935,779	985,195
3.09%, 09/01/2029	2,385,000	2,570,816
3.09% (B), 04/25/2027	1,167,000	1,239,965
3.10%, 09/01/2025	985,380	1,044,268
3.10% (B), 07/25/2024	820,000	856,037
3.11%, 01/01/2022 - 12/01/2024	1,639,718	1,710,622
3.12%, 11/01/2026	969,953	1,035,209
3.13%, 06/01/2030	500,000	538,882
3.14%, 12/01/2026	912,498	973,949
3.14% (B), 03/25/2028	740,000	784,705
3.15%, 12/01/2024	2,347,775	2,480,419

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.18% (B), 06/25/2027	$ 1,001,000	$ 1,061,924
3.19% (B), 02/25/2030	529,000	563,226
3.20%, 06/01/2030	498,044	538,708
3.21%, 03/01/2029	4,000,000	4,326,524
1-Month LIBOR + 0.93%, 3.23% (B), 11/25/2022	178,414	178,604
3.23% (B), 04/25/2028	2,500,000	2,681,696
3.24%, 10/01/2026	913,416	979,149
3.26%, 07/01/2022	1,259,075	1,304,050
3.28%, 08/01/2020	3,569,679	3,575,782
3.29%, 08/01/2026	3,998,667	4,312,089
3.30% (B), 04/25/2029	823,000	885,295
3.30%, 12/01/2026 - 12/01/2029	4,948,159	5,368,445
3.32%, 04/01/2029	3,000,000	3,274,685
3.34%, 02/01/2027 - 07/01/2030	4,616,859	4,967,919
3.35%, 08/01/2023	652,317	684,972
3.38%, 12/01/2023	1,458,095	1,539,600
3.45%, 01/01/2024 - 04/01/2029	3,073,943	3,345,496
3.50% (B), 01/25/2024 - 07/25/2028	2,531,052	2,711,354
3.50%, 08/01/2032 - 01/01/2048	36,478,435	38,134,408
3.50%, 09/01/2049 (H)	1,900,000	1,960,563
3.51% (B), 12/25/2023	1,586,140	1,670,966
3.56%, 01/01/2021	410,571	417,325
3.58%, 01/01/2032	1,683,744	1,892,469
3.59%, 12/01/2020	1,259,538	1,272,883
3.63%, 10/01/2029	463,661	514,880
3.66%, 10/01/2028	1,578,565	1,749,437
3.67%, 07/01/2023	925,000	982,807
3.73%, 07/01/2022	755,516	781,336
3.75% (B), 11/25/2028	1,980,000	2,203,258
3.76%, 11/01/2023	974,420	1,042,287
3.77%, 12/01/2025	988,471	1,078,039
3.82%, 05/01/2022	667,081	686,163
3.95%, 09/01/2021	98,836	102,636
4.00%, 01/01/2035 - 11/01/2048	8,189,295	8,589,444
4.00%, 08/01/2048 (H)	1,437,714	1,497,077
4.02%, 11/01/2028	363,128	412,735
4.04%, 10/01/2020	400,000	404,095
4.25%, 04/01/2021	1,050,000	1,076,328
4.30%, 04/01/2021	406,712	416,705
4.33%, 04/01/2021	348,922	357,575
1-Month LIBOR + 2.35%, 4.37% (B), 01/25/2031	700,000	707,942
4.48%, 12/01/2019 - 02/01/2021	641,671	651,006
4.50%, 05/01/2039 - 07/01/2049	2,726,585	2,933,000
1-Month LIBOR + 2.50%, 4.52% (B), 05/25/2030	500,000	507,718
5.00%, 06/01/2033 - 06/01/2048	2,309,946	2,490,710
5.50%, 03/01/2024 - 03/01/2035	278,183	305,779
6.00%, 08/01/2021 - 09/01/2037	594,175	666,199
7.00%, 11/01/2037 - 12/01/2037	25,296	28,199
Federal National Mortgage Association Connecticut Avenue Securities
1-Month LIBOR + 2.20%, 4.22% (B), 01/25/2030	2,000,000	2,026,006
1-Month LIBOR + 4.35%, 6.37% (B), 05/25/2029	789,483	832,146
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.29%, 2.31% (B), 07/25/2036	81,907	81,788
1-Month LIBOR + 0.40%, 2.42% (B), 05/25/2027	109,280	109,827
1-Month LIBOR + 0.50%, 2.52% (B), 05/25/2035 - 10/25/2042	725,184	728,148
1-Month LIBOR + 0.60%, 2.62% (B), 04/25/2040	20,015	20,152

The notes are an integral part of this report. Transamerica Series Trust	Page 23

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
1-Month LIBOR + 0.65%, 2.67% (B), 02/25/2024	$ 45,658	$ 45,936
1-Month LIBOR + 0.90%, 2.92% (B), 03/25/2038	129,920	133,088
3.00%, 05/25/2026 - 01/25/2046	8,266,960	8,458,767
1-Month LIBOR + 1.25%, 3.27% (B), 07/25/2023	80,163	81,477
3.50%, 04/25/2031	932,490	979,424
4.00%, 05/25/2033	119,789	128,377
5.00%, 10/25/2025	68,937	72,958
5.25%, 05/25/2039	30,926	32,744
5.50%, 03/25/2023 - 07/25/2040	570,464	618,621
6.00%, 03/25/2029	17,272	19,138
6.50%, 01/25/2032 - 07/25/2036	79,220	91,788
7.00%, 11/25/2041	75,722	87,919
(3.50) * 1-Month LIBOR + 23.10%, 16.04% (B), 06/25/2035	40,445	46,595
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.70%, 4.21% (B), 03/25/2036	256,195	51,574
(1.00) * 1-Month LIBOR + 6.53%, 4.51% (B), 01/25/2041	263,200	54,969
(1.00) * 1-Month LIBOR + 6.60%, 4.58% (B), 08/25/2035 - 06/25/2036	287,340	46,660
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2034 - 12/25/2043	1,234,271	1,091,048
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	26,574	25,000
05/15/2030, MTN	400,000	318,859
FREMF Mortgage Trust
3.70% (B), 11/25/2049 (A)	491,000	511,474
3.81% (B), 01/25/2048 (A)	1,000,000	1,023,249
3.81% (B), 01/25/2048 (A)	2,300,000	2,384,045
3.96% (B), 11/25/2047 (A)	1,000,000	1,029,558
3.97% (B), 07/25/2049 (A)	440,000	459,293
4.21% (B), 11/25/2047 (A)	455,000	479,036
1-Month LIBOR + 2.50%, 4.59% (B), 11/25/2024 (A)	737,637	740,369
Government National Mortgage Association
1.65%, 01/20/2063 - 04/20/2063	999,063	992,935
1-Month LIBOR + 0.41%, 2.64% (B), 03/20/2063	297,027	296,525
1-Month LIBOR + 0.45%, 2.68% (B), 03/20/2060 - 02/20/2063	532,678	532,257
1-Month LIBOR + 0.47%, 2.70% (B), 03/20/2063 - 08/20/2065	1,794,327	1,793,678
1-Month LIBOR + 0.48%, 2.71% (B), 04/20/2063 - 02/20/2065	2,082,321	2,082,000
1-Month LIBOR + 0.50%, 2.73% (B), 02/20/2061 - 06/20/2067	4,059,791	4,061,656
1-Month LIBOR + 0.52%, 2.74% (B), 10/20/2062	260,413	260,597
1-Month LIBOR + 0.52%, 2.75% (B), 09/20/2065	538,142	538,819
1-Month LIBOR + 0.55%, 2.78% (B), 04/20/2062 - 07/20/2062	24,880	24,891
1-Month LIBOR + 0.56%, 2.79% (B), 03/20/2067	1,339,449	1,343,364
1-Month LIBOR + 0.58%, 2.81% (B), 05/20/2066	542,928	543,702

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 0.60%, 2.83% (B), 04/20/2064 - 11/20/2065	$ 2,151,804	$ 2,161,343
1-Month LIBOR + 0.34%, 2.85% (B), 12/20/2062	484,740	482,972
1-Month LIBOR + 0.65%, 2.88% (B), 01/20/2064 - 03/20/2064	2,168,249	2,177,224
1-Month LIBOR + 0.69%, 2.92% (B), 02/20/2064	531,228	535,336
1-Month LIBOR + 0.70%, 2.93% (B), 09/20/2063	1,005,852	1,010,713
1-Month LIBOR + 0.45%, 2.96% (B), 05/20/2062	2,218	2,218
1-Month LIBOR + 0.50%, 3.01% (B), 07/20/2064	866,230	866,664
1-Month LIBOR + 0.60%, 3.11% (B), 04/20/2064	662,103	664,061
1-Month LIBOR + 0.65%, 3.16% (B), 05/20/2061	6,829	6,848
1-Month LIBOR + 1.00%, 3.23% (B), 12/20/2066	434,710	441,401
4.00%, 09/16/2025	500,000	525,368
4.00% (B), 11/16/2042	156,863	169,398
4.25%, 12/20/2044	666,763	708,559
4.50%, 05/20/2048	6,771,455	7,118,686
4.61% (B), 10/20/2041	440,159	480,973
4.78% (B), 11/20/2042	392,054	432,997
5.00%, 04/20/2041	228,285	294,710
5.20% (B), 07/20/2060	44,792	46,099
5.50%, 01/16/2033 - 07/20/2037	581,798	653,514
5.85% (B), 12/20/2038	89,601	102,332
6.00%, 02/15/2024 - 09/20/2038	378,019	413,552
(3.50) * 1-Month LIBOR + 23.28%, 16.12% (B), 04/20/2037	40,249	58,034
Government National Mortgage Association, Interest Only STRIPS
1.62% (B), 06/20/2067	2,828,747	258,548
(1.00) * 1-Month LIBOR + 6.60%, 4.56% (B), 05/20/2041	90,339	13,479
7.50%, 04/20/2031	5,614	539
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	31,232	29,633
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 10/15/2020	6,075,000	5,994,710
Seasoned Loans Structured Transaction
3.50%, 06/25/2028	5,264,830	5,440,240
Tennessee Valley Authority
4.25%, 09/15/2065	264,000	364,810
4.63%, 09/15/2060	155,000	225,356
5.88%, 04/01/2036	874,000	1,267,745
Tennessee Valley Authority, Principal Only STRIPS
Zero Coupon, 07/15/2028	1,000,000	819,643

Total U.S. Government Agency Obligations (Cost $328,121,160)		339,074,787

U.S. GOVERNMENT OBLIGATIONS - 14.2%
U.S. Treasury - 14.1%
U.S. Treasury Bond
2.25%, 08/15/2046	1,070,000	1,097,252
2.50%, 02/15/2045	2,800,000	3,012,844
2.75%, 08/15/2042 - 11/15/2047	2,809,100	3,162,149
2.88%, 05/15/2043	3,580,000	4,104,554
3.00%, 02/15/2048	11,270,000	13,380,924
3.13%, 02/15/2043 - 05/15/2048	2,894,000	3,484,773

The notes are an integral part of this report. Transamerica Series Trust	Page 24

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
3.38%, 05/15/2044	$ 2,100,000	$ 2,615,730
3.63%, 08/15/2043 - 02/15/2044	5,270,000	6,803,687
3.75%, 11/15/2043	2,973,000	3,910,540
4.25%, 05/15/2039 - 11/15/2040	1,750,000	2,424,953
4.38%, 02/15/2038 - 05/15/2041	4,923,000	6,872,192
4.50%, 02/15/2036 - 05/15/2038	12,889,000	17,817,250
4.75%, 02/15/2037	450,000	644,889
5.38%, 02/15/2031	29,000	39,979
8.75%, 08/15/2020	1,000,000	1,058,867
U.S. Treasury Bond, Principal Only STRIPS
02/15/2021 - 02/15/2035	67,103,000	59,105,787
05/15/2022 - 11/15/2024 (F)	2,800,000	2,663,896
U.S. Treasury Note
1.25%, 08/31/2024 (J)	6,500,000	6,408,848
1.38%, 01/31/2021	245,000	243,718
1.63%, 08/15/2022 - 02/15/2026	2,684,400	2,689,741
1.75%, 11/30/2021 - 05/15/2023	6,759,000	6,787,128
2.00%, 01/31/2020 (J)	6,759,000	6,760,848
2.00%, 02/28/2021 - 11/15/2026	6,506,000	6,590,451
2.13%, 08/15/2021 - 05/15/2025	9,105,000	9,256,755
2.25%, 11/15/2024 - 02/15/2027	830,000	863,028
2.50%, 08/15/2023 - 05/15/2024	1,511,000	1,564,187
2.63%, 05/15/2021	289,700	293,876
2.75%, 05/31/2023 - 02/15/2024	2,209,000	2,315,811
2.88%, 04/30/2025 - 05/15/2049	11,907,000	12,843,282
3.13%, 05/15/2021	3,350,000	3,423,936
3.63%, 02/15/2021	1,750,000	1,794,228

		194,036,103

U.S. Treasury Inflation-Protected Securities - 0.1%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	59,748	72,089
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022	1,198,141	1,186,179
1.38%, 01/15/2020	90,167	89,893

		1,348,161

Total U.S. Government Obligations (Cost $180,745,866)		195,384,264

	Shares	Value
COMMON STOCKS - 21.1%
Argentina - 0.0% (E)
MercadoLibre, Inc. (K)	56	30,869

Australia - 0.3%
Australia & New Zealand Banking Group, Ltd.	41,382	796,586
BHP Group, Ltd.	36,524	905,217
Commonwealth Bank of Australia	2,947	160,777
CSL, Ltd.	2,780	438,487
Dexus, REIT	48,351	389,330
Goodman Group, REIT	44,666	427,489
Macquarie Group, Ltd.	710	62,815
National Australia Bank, Ltd.	4,358	87,361
Westpac Banking Corp.	8,568	171,407

		3,439,469

Austria - 0.0% (E)
Erste Group Bank AG (K)	15,147	500,898

Belgium - 0.1%
Anheuser-Busch InBev SA	10,862	1,034,969

	Shares	Value
COMMON STOCKS (continued)
Bermuda - 0.0% (E)
Everest Re Group, Ltd.	591	$ 157,259
RenaissanceRe Holdings, Ltd.	475	91,889
Third Point Reinsurance, Ltd. (K)	1,500	14,985

		264,133

Brazil - 0.1%
Ambev SA (K)	47,985	222,316
B3 SA - Brasil Bolsa Balcao	17,394	182,650
Banco do Brasil SA	6,063	66,380
CVC Brasil Operadora e Agencia de Viagens SA	3,702	49,762
Equatorial Energia SA	4,709	113,663
Kroton Educacional SA	19,229	51,741
Lojas Renner SA	11,884	144,354
Raia Drogasil SA (K)	4,574	105,473
TIM Participacoes SA, ADR (F) (K)	5,850	84,006
Vale SA, ADR (K)	22,779	261,958

		1,282,303

Canada - 0.0% (E)
Lululemon Athletica, Inc. (K)	1,810	348,479
Magna International, Inc.	4,103	218,813
Mercer International, Inc.	575	7,211

		574,503

Chile - 0.0% (E)
Cencosud SA	18,006	29,633
Cia Cervecerias Unidas SA, ADR	1,466	32,531

		62,164

China - 0.7%
3SBio, Inc. (A) (K)	36,500	60,541
51job, Inc., ADR (K)	932	68,968
Alibaba Group Holding, Ltd., ADR (K)	9,051	1,513,599
ANTA Sports Products, Ltd.	15,000	124,112
Baidu, Inc., ADR (K)	1,505	154,654
Bank of China, Ltd., H Shares	640,000	251,502
Baoshan Iron & Steel Co., Ltd., A Shares	58,400	48,350
BOE Technology Group Co., Ltd., A Shares	63,200	33,201
CGN Power Co., Ltd., H Shares (A)	270,000	68,209
China Conch Venture Holdings, Ltd.	18,000	66,601
China Construction Bank Corp., H Shares	698,000	532,559
China Life Insurance Co., Ltd., H Shares	79,000	183,043
China Longyuan Power Group Corp., Ltd., H Shares	125,000	70,174
China Merchants Bank Co., Ltd., H Shares	39,000	185,603
China Oilfield Services, Ltd., H Shares	70,000	83,685
China Pacific Insurance Group Co., Ltd., H Shares	32,400	119,055
China Petroleum & Chemical Corp., H Shares	276,000	164,099
China Railway Group, Ltd., H Shares	71,000	43,120
China Shenhua Energy Co., Ltd., H Shares	56,500	113,466
China Vanke Co., Ltd., H Shares	35,400	123,304
CNOOC, Ltd.	62,000	94,609
Country Garden Holdings Co., Ltd.	109,000	138,098
Country Garden Services Holdings Co., Ltd.	35,000	100,922
CSPC Pharmaceutical Group, Ltd.	44,000	88,363
Ctrip.com International, Ltd., ADR (K)	3,410	99,879
ENN Energy Holdings, Ltd.	10,500	108,648
Fosun International, Ltd.	33,500	41,460
Great Wall Motor Co., Ltd., H Shares (F)	48,500	32,487
Greentown Service Group Co., Ltd. (F)	74,000	72,700

The notes are an integral part of this report. Transamerica Series Trust	Page 25

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Hangzhou Robam Appliances Co., Ltd., A Shares	25,900	$ 95,423
Industrial & Commercial Bank of China, Ltd., H Shares	554,000	371,091
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	9,000	35,958
JD.com, Inc., ADR (K)	5,280	148,949
Jiangsu Hengrui Medicine Co., Ltd., A Shares	8,600	97,199
Jointown Pharmaceutical Group Co., Ltd., A Shares	26,400	52,775
Kingdee International Software Group Co., Ltd.	82,000	86,418
Kweichow Moutai Co., Ltd., A Shares	600	96,660
KWG Group Holdings, Ltd. (K)	54,000	47,333
Longfor Group Holdings, Ltd. (A)	19,500	72,898
Luxshare Precision Industry Co., Ltd., A Shares	22,110	82,885
Meituan Dianping, Class B (K)	4,000	40,879
Midea Group Co., Ltd., A Shares	12,700	90,913
NARI Technology Co., Ltd., A Shares	20,500	58,728
NetEase, Inc., ADR	781	207,887
PetroChina Co., Ltd., H Shares	140,000	71,985
PICC Property & Casualty Co., Ltd., H Shares	106,000	123,748
Ping An Bank Co., Ltd., A Shares	39,200	85,611
Ping An Insurance Group Co. of China, Ltd., H Shares	44,000	505,531
Postal Savings Bank of China Co., Ltd., H Shares (A)	189,000	115,266
SAIC Motor Corp., Ltd., A Shares	21,400	71,289
Shenzhou International Group Holdings, Ltd.	10,000	130,651
Sinopharm Group Co., Ltd., H Shares	30,000	93,969
Sunny Optical Technology Group Co., Ltd.	7,900	116,116
Suofeiya Home Collection Co., Ltd., A Shares	24,400	58,518
Tencent Holdings, Ltd.	36,500	1,537,734
Wuxi Biologics Cayman, Inc. (A) (K)	10,000	102,071
Yum China Holdings, Inc.	4,054	184,173

		9,567,669

Colombia - 0.0% (E)
Bancolombia SA	4,473	50,771
Ecopetrol SA, ADR	1,987	33,839

		84,610

Czech Republic - 0.0% (E)
Komercni banka as	2,080	70,320
Moneta Money Bank AS (A)	17,826	54,954

		125,274

Denmark - 0.1%
Chr Hansen Holding A/S	3,358	285,015
Novo Nordisk A/S, Class B	22,640	1,163,903

		1,448,918

Finland - 0.0% (E)
Nokia OYJ	34,595	175,337
Wartsila OYJ Abp (F)	39,259	439,671

		615,008

France - 0.9%
Air Liquide SA	8,328	1,185,470

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Airbus SE	5,770	$ 749,651
Alstom SA	12,560	520,622
AXA SA	10,301	263,062
BNP Paribas SA	18,082	880,378
Capgemini SE	3,497	412,029
Natixis SA	88,485	366,970
Orange SA	28,703	450,345
Pernod Ricard SA	4,903	873,214
Renault SA	10,297	591,015
Safran SA	4,958	780,604
Sanofi	12,969	1,202,371
Schneider Electric SE	10,608	930,757
Sodexo SA	2,603	292,226
Thales SA	4,688	539,072
TOTAL SA (F)	23,098	1,205,537
Unibail-Rodamco-Westfield, REIT	1,570	228,876
Vinci SA	1,878	202,277

		11,674,476

Germany - 0.5%
adidas AG	1,422	442,732
Allianz SE	739	172,250
BASF SE	2,327	162,628
Bayer AG	6,180	435,745
Brenntag AG	10,501	508,183
Daimler AG	14,364	714,229
Deutsche Bank AG	11,658	87,307
Deutsche Boerse AG	3,420	534,542
Deutsche Post AG	17,504	584,660
Deutsche Telekom AG	43,723	733,615
Infineon Technologies AG	23,759	427,597
RWE AG	6,338	198,194
SAP SE	11,215	1,318,703
Siemens AG	2,100	224,884

		6,545,269

Greece - 0.0% (E)
OPAP SA	3,118	32,064

Hong Kong - 0.2%
AIA Group, Ltd.	111,400	1,052,499
China Everbright International, Ltd.	95,000	73,210
China Mobile, Ltd.	32,500	268,909
China Overseas Land & Investment, Ltd.	48,000	150,963
China Resources Land, Ltd.	12,000	50,295
China State Construction International Holdings, Ltd.	30,000	28,210
China Unicom Hong Kong, Ltd.	112,000	118,892
CK Asset Holdings, Ltd.	43,500	294,710
CK Hutchison Holdings, Ltd.	34,000	300,190
Far East Horizon, Ltd.	56,000	52,015
Geely Automobile Holdings, Ltd.	74,000	125,573
Haier Electronics Group Co., Ltd.	17,000	44,356
Hong Kong Exchanges & Clearing, Ltd.	20,400	598,645
Hutchison China MediTech, Ltd., ADR (K)	1,562	27,866
Techtronic Industries Co., Ltd.	4,500	31,320

		3,217,653

Hungary - 0.0% (E)
OTP Bank Nyrt	3,456	143,887
Richter Gedeon Nyrt	2,061	33,343

		177,230

India - 0.0% (E)
HDFC Bank, Ltd., ADR	1,316	75,078

The notes are an integral part of this report. Transamerica Series Trust	Page 26

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
India (continued) (E)
ICICI Bank, Ltd., ADR	5,567	$ 67,806
Infosys, Ltd., ADR	11,133	126,582

		269,466

Indonesia - 0.1%
Astra International Tbk PT	197,600	91,875
Bank Central Asia Tbk PT	103,800	221,932
Bank Rakyat Indonesia Persero Tbk PT	591,500	171,679
Hanjaya Mandala Sampoerna Tbk PT	280,000	45,171
Telekomunikasi Indonesia Persero Tbk PT	587,300	178,321
Unilever Indonesia Tbk PT	19,900	65,188
United Tractors Tbk PT	5,400	7,827

		781,993

Ireland - 0.2%
Accenture PLC, Class A	5,348	1,028,688
CRH PLC	4,517	155,527
Jazz Pharmaceuticals PLC (K)	2,561	328,166
Medtronic PLC	11,856	1,287,799
Ryanair Holdings PLC, ADR (K)	6,907	458,487
STERIS PLC	1,000	144,490

		3,403,157

Israel - 0.0% (E)
SolarEdge Technologies, Inc. (K)	500	41,860

Italy - 0.2%
Assicurazioni Generali SpA	20,722	401,578
Enel SpA	172,723	1,289,766
FinecoBank Banca Fineco SpA	36,014	381,230
UniCredit SpA	4,358	51,395

		2,123,969

Japan - 1.4%
Asahi Group Holdings, Ltd.	1,800	89,064
Bridgestone Corp.	11,500	445,003
Central Japan Railway Co.	2,400	493,207
Daicel Corp. (F)	47,200	398,554
Daikin Industries, Ltd.	5,700	747,524
DMG Mori Co., Ltd. (F)	33,900	480,008
Electric Power Development Co., Ltd., Class C	5,800	132,227
Hitachi, Ltd.	8,800	327,421
Honda Motor Co., Ltd.	28,800	745,404
Japan Airlines Co., Ltd. (F)	9,900	294,093
Japan Tobacco, Inc.	19,600	428,889
Kao Corp.	10,200	753,173
Keyence Corp.	300	185,618
Mabuchi Motor Co., Ltd.	15,600	580,717
Marui Group Co., Ltd. (F)	22,800	481,199
Mitsubishi Corp.	20,800	509,973
Mitsubishi UFJ Financial Group, Inc.	149,500	758,250
Mitsui Fudosan Co., Ltd.	21,000	520,314
NGK Spark Plug Co., Ltd. (F)	19,600	373,057
Nintendo Co., Ltd.	2,600	962,331
Nippon Telegraph & Telephone Corp.	16,900	805,886
Nomura Research Institute, Ltd.	10,100	200,926
Olympus Corp.	10,500	141,392
Otsuka Corp.	14,300	569,355
Otsuka Holdings Co., Ltd.	16,600	620,245
Panasonic Corp.	46,000	372,510
Persol Holdings Co., Ltd.	15,000	283,283
Renesas Electronics Corp. (K)	30,200	196,073
Ryohin Keikaku Co., Ltd.	14,500	270,622
Seven & i Holdings Co., Ltd.	19,200	733,729

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sony Corp.	7,600	$ 446,124
Sumitomo Electric Industries, Ltd.	19,900	252,327
Sumitomo Mitsui Financial Group, Inc. (F)	19,500	666,381
T&D Holdings, Inc.	43,700	462,765
Tokio Marine Holdings, Inc. (F)	13,700	732,229
Tokyo Gas Co., Ltd.	7,700	194,022
Tokyu Corp.	37,900	710,855
Toray Industries, Inc.	50,600	375,364
Toyota Motor Corp. (F)	21,800	1,454,879
West Japan Railway Co.	4,100	346,239
Yamato Holdings Co., Ltd. (F)	7,600	114,290

		19,655,522

Luxembourg - 0.0% (E)
ArcelorMittal	20,084	282,520

Malaysia - 0.0% (E)
CIMB Group Holdings Bhd.	49,700	59,707
IHH Healthcare Bhd., Class A	38,700	52,500
Petronas Chemicals Group Bhd.	51,000	91,841
Public Bank Bhd.	28,700	137,639
Tenaga Nasional Bhd.	27,900	90,890

		432,577

Mexico - 0.1%
Alfa SAB de CV, Class A	55,375	48,826
America Movil SAB de CV, Series L	282,800	210,087
Banco Santander SA, B Shares	46,150	58,255
Cemex SAB de CV, ADR	7,973	31,254
Fomento Economico Mexicano SAB de CV, ADR	1,804	165,210
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	8,486	81,901
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,550	84,620
Grupo Financiero Banorte SAB de CV, Class O	33,387	179,945
Grupo Mexico SAB de CV, Series B	49,699	116,528
Wal-Mart de Mexico SAB de CV	56,236	166,679

		1,143,305

Netherlands - 0.4%
Akzo Nobel NV	6,697	597,018
ASML Holding NV	4,520	1,119,564
Heineken NV	2,590	279,926
ING Groep NV	51,504	539,138
Koninklijke Philips NV	5,973	276,686
NXP Semiconductors NV	5,925	646,536
Prosus NV (K)	2,200	161,498
Royal Dutch Shell PLC, A Shares	23,157	678,789
Royal Dutch Shell PLC, B Shares	24,286	715,466

		5,014,621

Norway - 0.1%
Telenor ASA	36,195	726,275

Peru - 0.0% (E)
Credicorp, Ltd.	790	164,668

Philippines - 0.0% (E)
Ayala Corp.	3,300	56,316
Ayala Land, Inc.	74,700	71,270
International Container Terminal Services, Inc.	18,990	44,113

		171,699

The notes are an integral part of this report. Transamerica Series Trust	Page 27

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Poland - 0.0% (E)
Bank Polska Kasa Opieki SA	4,270	$ 109,036
CCC SA	1,181	40,730
CD Projekt SA	1,540	93,473
Dino Polska SA (A) (K)	1,752	68,593
Polski Koncern Naftowy Orlen SA	2,798	68,867

		380,699

Puerto Rico - 0.0% (E)
EVERTEC, Inc.	2,550	79,611
First BanCorp	8,500	84,830
OFG Bancorp	3,400	74,460

		238,901

Qatar - 0.0% (E)
Qatar National Bank QPSC	25,189	133,424

Republic of Korea - 0.3%
BGF retail Co., Ltd.	264	43,480
Daelim Industrial Co., Ltd.	699	60,775
Hana Financial Group, Inc.	4,211	124,096
HDC Hyundai Development Co-Engineering & Construction, E Shares	719	19,746
Hyundai Glovis Co., Ltd.	406	52,950
Hyundai Heavy Industries Holdings Co., Ltd.	177	51,717
Hyundai Mobis Co., Ltd.	749	157,796
Hyundai Motor Co.	1,880	210,609
Industrial Bank of Korea	3,202	35,335
KB Financial Group, Inc.	4,702	167,851
Kia Motors Corp.	2,474	94,315
KIWOOM Securities Co., Ltd.	501	28,439
Korea Electric Power Corp. (K)	2,114	45,774
KT&G Corp.	1,574	138,826
LG Chem, Ltd.	420	105,162
Lotte Chemical Corp.	436	86,023
Mando Corp.	1,882	56,956
NAVER Corp.	1,229	161,312
NCSoft Corp.	285	124,136
POSCO	825	156,565
S-Oil Corp.	1,320	109,692
Samsung Electronics Co., Ltd.	35,781	1,467,256
Samsung SDI Co., Ltd.	706	131,621
Shinhan Financial Group Co., Ltd.	4,832	168,856
SK Holdings Co., Ltd.	467	79,646
SK Hynix, Inc.	3,741	257,083
SK Innovation Co., Ltd.	787	109,219
Woori Financial Group, Inc.	3,453	35,940

		4,281,176

Republic of South Africa - 0.1%
Absa Group, Ltd.	10,872	109,739
Bid Corp., Ltd.	6,363	135,306
Capitec Bank Holdings, Ltd.	1,285	109,235
Clicks Group, Ltd.	6,511	92,426
FirstRand, Ltd. (F)	33,487	137,508
Growthpoint Properties, Ltd., REIT	47,831	72,954
Mr Price Group, Ltd.	7,516	78,535
MTN Group, Ltd. (F)	5,258	33,433
Naspers, Ltd., N Shares	2,262	342,780
Pick n Pay Stores, Ltd.	12,902	50,722
Sanlam, Ltd.	26,243	129,231
Sappi, Ltd.	9,909	24,568
Sasol, Ltd. (F)	2,775	46,368
Shoprite Holdings, Ltd.	4,255	34,456

	Shares	Value
COMMON STOCKS (continued)
Republic of South Africa (continued)
SPAR Group, Ltd.	5,856	$ 73,856
Vodacom Group, Ltd.	13,693	108,170

		1,579,287

Russian Federation - 0.1%
Alrosa PJSC (D) (K)	69,140	79,422
Gazprom PJSC, ADR	26,687	184,140
Lukoil PJSC, ADR	3,682	304,612
Magnitogorsk Iron & Steel Works (D) (K)	83,275	50,276
Mobile TeleSystems PJSC, ADR	5,909	47,863
Moscow Exchange PJSC (D) (K)	59,109	86,346
Novatek PJSC, GDR	267	54,148
Rosneft Oil Co. PJSC, GDR	6,597	42,326
Sberbank of Russia PJSC, ADR	22,916	324,090
Severstal PJSC, GDR	5,634	80,848
Tatneft PJSC, ADR (F)	1,146	73,172
X5 Retail Group NV, GDR	2,705	94,621

		1,421,864

Saudi Arabia - 0.0% (E)
Al Rajhi Bank	5,786	97,637
Alinma Bank	15,564	93,271
Almarai Co. JSC	4,814	63,845
Bupa Arabia for Cooperative Insurance Co.	1,352	38,349
Mouwasat Medical Services Co.	2,161	50,580
National Commercial Bank	10,564	129,684
Saudi Basic Industries Corp.	3,600	88,292
Saudi Telecom Co.	2,969	86,113

		647,771

Singapore - 0.1%
DBS Group Holdings, Ltd.	38,300	692,761
Kulicke & Soffa Industries, Inc.	2,675	62,809
United Overseas Bank, Ltd.	3,600	66,835

		822,405

Spain - 0.2%
Banco Santander SA	85,192	346,953
Bankia SA	138,912	262,313
Iberdrola SA	106,557	1,107,528
Industria de Diseno Textil SA	28,186	872,486
Telefonica SA	20,967	159,994

		2,749,274

Sweden - 0.1%
Lundin Petroleum AB	17,920	537,561
Spotify Technology SA (K)	2,640	300,960
Svenska Handelsbanken AB, A Shares	61,197	573,051

		1,411,572

Switzerland - 0.7%
Cie Financiere Richemont SA	10,460	767,378
Credit Suisse Group AG (K)	30,047	368,343
Garmin, Ltd.	2,540	215,113
Garrett Motion, Inc. (K)	975	9,711
LafargeHolcim, Ltd. (K)	13,924	685,283
Nestle SA	24,805	2,691,133
Novartis AG	16,004	1,387,692
Roche Holding AG	6,426	1,870,078
Swiss Re AG	6,665	695,182
Zurich Insurance Group AG	607	232,327

		8,922,240

The notes are an integral part of this report. Transamerica Series Trust	Page 28

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Taiwan - 0.3%
Advantech Co., Ltd.	9,000	$ 79,165
ASE Technology Holding Co., Ltd.	29,000	66,027
Catcher Technology Co., Ltd.	16,000	121,122
Chailease Holding Co., Ltd.	27,810	112,313
China Life Insurance Co., Ltd. (K)	104,000	82,452
CTBC Financial Holding Co., Ltd.	244,000	161,964
Delta Electronics, Inc.	32,000	136,717
E.Sun Financial Holding Co., Ltd.	161,656	136,751
Far EasTone Telecommunications Co., Ltd.	24,000	56,062
Formosa Chemicals & Fibre Corp.	27,000	75,487
Formosa Plastics Corp.	53,000	161,454
Fubon Financial Holding Co., Ltd.	89,000	127,779
Globalwafers Co., Ltd.	5,000	50,426
Hon Hai Precision Industry Co., Ltd.	41,000	96,744
Inventec Corp.	106,000	73,118
Largan Precision Co., Ltd.	1,000	143,041
MediaTek, Inc.	12,000	142,772
Quanta Computer, Inc.	52,000	94,865
Taiwan Mobile Co., Ltd.	28,000	101,081
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	31,022	1,441,903
Uni-President Enterprises Corp.	40,000	96,526
Vanguard International Semiconductor Corp.	42,000	84,679
Yuanta Financial Holding Co., Ltd.	151,000	90,101

		3,732,549

Thailand - 0.1%
Fabrinet (K)	1,450	75,835
Kasikornbank PCL	27,200	139,624
Minor International PCL	75,600	92,692
PTT Exploration & Production PCL	29,600	117,103
PTT Global Chemical PCL	16,700	29,349
PTT PCL	124,100	193,748
Siam Cement PCL	10,500	140,069
Thai Oil PCL	42,500	96,922

		885,342

Turkey - 0.0% (E)
BIM Birlesik Magazalar AS	3,916	34,063
Eregli Demir VE Celik Fabrikalari TAS	55,985	67,912
Ford Otomotiv Sanayi AS	3,672	38,625
KOC Holding AS	16,586	55,541
Tofas Turk Otomobil Fabrikasi AS	12,529	44,995
Turkcell Iletisim Hizmetleri AS	20,258	46,672

		287,808

United Arab Emirates - 0.0% (E)
DP World PLC	2,791	39,046

United Kingdom - 1.1%
3i Group PLC	55,587	797,267
AstraZeneca PLC	4,367	389,875
Aviva PLC	82,416	404,629
Avon Products, Inc. (K)	5,325	23,430
Barratt Developments PLC	45,995	366,464
BP PLC	207,792	1,317,820
British American Tobacco PLC	27,727	1,025,309
Burberry Group PLC	20,565	549,711
Cardtronics PLC, Class A (K)	525	15,876
Delphi Technologies PLC (K)	1,175	15,745
Diageo PLC	2,955	121,099
Dixons Carphone PLC	139,666	204,268
Ferguson PLC	6,057	442,672

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
GlaxoSmithKline PLC	47,883	$ 1,027,125
HSBC Holdings PLC	94,018	722,036
IHS Markit, Ltd. (K)	5,140	343,763
InterContinental Hotels Group PLC	14,227	887,760
ITV PLC	261,221	404,371
Janus Henderson Group PLC	1,865	41,888
Linde PLC	1,715	332,230
LivaNova PLC (K)	500	36,895
Lloyds Banking Group PLC	458,379	305,020
Mondi PLC	1,405	26,945
nVent Electric PLC	1,950	42,978
Prudential PLC	52,154	945,857
Rio Tinto PLC	3,989	206,438
Rio Tinto, Ltd.	9,832	614,968
SSE PLC	45,789	701,215
Standard Chartered PLC	76,489	643,470
Taylor Wimpey PLC	165,735	329,104
Unilever NV	17,361	1,043,583
Vodafone Group PLC	63,781	127,043
Whitbread PLC	4,292	226,604

		14,683,458

United States - 12.6%
8x8, Inc. (K)	1,225	25,382
Aaron’s, Inc.	775	49,802
AbbVie, Inc.	12,083	914,925
Abercrombie & Fitch Co., Class A	800	12,480
ABM Industries, Inc.	1,025	37,228
Acadia Healthcare Co., Inc. (K)	6,467	200,994
ACI Worldwide, Inc. (K)	1,450	45,421
Acorda Therapeutics, Inc. (K)	1,575	4,520
Actuant Corp., Class A	675	14,810
Acuity Brands, Inc.	451	60,790
Adient PLC (K)	925	21,238
ADTRAN, Inc.	2,650	30,064
Advance Auto Parts, Inc.	2,381	393,817
Advanced Energy Industries, Inc. (K)	500	28,705
Advanced Micro Devices, Inc. (K)	26,678	773,395
AdvanSix, Inc. (K)	900	23,148
AECOM (K)	3,425	128,643
Aegion Corp. (K)	300	6,414
Aerojet Rocketdyne Holdings, Inc. (K)	700	35,357
AGCO Corp.	1,900	143,830
Agree Realty Corp., REIT	625	45,719
AK Steel Holding Corp. (F) (K)	3,700	8,399
Akorn, Inc. (K)	12,875	48,925
Albany International Corp., Class A	325	29,302
Alexander & Baldwin, Inc.	875	21,446
Alexion Pharmaceuticals, Inc. (K)	3,225	315,856
Alleghany Corp. (K)	200	159,552
Allegheny Technologies, Inc. (K)	1,475	29,869
Allegiant Travel Co.	150	22,449
Allergan PLC	1,305	219,618
ALLETE, Inc.	1,350	118,003
Allscripts Healthcare Solutions, Inc. (K)	2,225	24,431
Allstate Corp.	2,826	307,130
Alphabet, Inc., Class A (K)	1,642	2,005,112
Alphabet, Inc., Class C (K)	3,331	4,060,489
Altice, Inc., Class A (K)	7,006	200,932
Altria Group, Inc.	8,446	345,441
Amazon.com, Inc. (K)	3,325	5,771,901
AMC Networks, Inc., Class A (K)	950	46,702
Amedisys, Inc. (K)	350	45,854
American Assets Trust, Inc., REIT	1,725	80,626
American Axle & Manufacturing Holdings, Inc. (K)	1,625	13,358

The notes are an integral part of this report. Transamerica Series Trust	Page 29

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
American Campus Communities, Inc., REIT	2,375	$ 114,190
American Eagle Outfitters, Inc.	3,275	53,120
American Electric Power Co., Inc.	6,354	595,306
American Equity Investment Life Holding Co.	1,025	24,805
American Express Co.	1,322	156,366
American Financial Group, Inc.	1,600	172,560
American International Group, Inc.	7,803	434,627
American Public Education, Inc. (K)	925	20,665
American States Water Co.	425	38,191
American Woodmark Corp. (K)	175	15,559
Ameriprise Financial, Inc.	1,481	217,855
Ameris Bancorp	375	15,090
AMETEK, Inc.	3,650	335,143
Amgen, Inc.	482	93,272
AMN Healthcare Services, Inc. (K)	550	31,658
Amphenol Corp., Class A	3,284	316,906
Analog Devices, Inc.	8,037	897,974
Anixter International, Inc. (K)	350	24,192
Anthem, Inc.	3,270	785,127
Apergy Corp. (K)	925	25,021
Apogee Enterprises, Inc.	325	12,672
Apple, Inc.	30,537	6,839,372
Applied Industrial Technologies, Inc.	450	25,560
AptarGroup, Inc.	200	23,690
Aqua America, Inc.	125	5,604
ArcBest Corp.	1,750	53,287
Archrock, Inc.	1,575	15,703
Arcosa, Inc.	600	20,526
Arista Networks, Inc. (K)	1,039	248,238
Armada Hoffler Properties, Inc., REIT	5,800	104,922
ARMOUR Residential, Inc., REIT (F)	750	12,563
Arrow Electronics, Inc. (K)	1,750	130,515
Arrowhead Pharmaceuticals, Inc. (K)	1,300	36,634
Arthur J. Gallagher & Co.	1,843	165,078
ASGN, Inc. (K)	575	36,145
Ashland Global Holdings, Inc.	750	57,787
Assertio Therapeutics, Inc. (K)	5,075	6,496
Associated Banc-Corp.	4,125	83,531
AT&T, Inc.	1,821	68,907
ATN International, Inc.	125	7,296
Automatic Data Processing, Inc.	7,513	1,212,748
AutoNation, Inc. (K)	750	38,025
AutoZone, Inc. (K)	729	790,688
AvalonBay Communities, Inc., REIT	2,452	527,989
Avery Dennison Corp.	3,931	446,444
Avis Budget Group, Inc. (K)	825	23,315
Avista Corp.	250	12,110
Avnet, Inc.	2,275	101,203
Axcelis Technologies, Inc. (K)	3,350	57,251
Axon Enterprise, Inc. (K)	675	38,327
Ball Corp.	5,910	430,307
BancorpSouth Bank	1,225	36,272
Bank of America Corp.	50,315	1,467,689
Bank OZK	1,450	39,542
Banner Corp.	1,650	92,680
Barnes Group, Inc.	575	29,636
Becton Dickinson and Co.	501	126,733
Bel Fuse, Inc., Class B	850	12,776
Belden, Inc.	450	24,003
Benchmark Electronics, Inc.	550	15,983
Berkshire Hathaway, Inc., Class B (K)	8,582	1,785,228
Best Buy Co., Inc.	7,501	517,494
Big Lots, Inc.	650	15,925
Bio-Rad Laboratories, Inc., Class A (K)	250	83,185
Bio-Techne Corp.	450	88,051
Biogen, Inc. (K)	1,691	393,699

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
BioTelemetry, Inc. (K)	850	$ 34,621
BJ’s Restaurants, Inc.	275	10,681
Black Hills Corp.	800	61,384
BlackRock, Inc.	1,201	535,214
Bloomin’ Brands, Inc.	1,125	21,296
Blucora, Inc. (K)	1,425	30,837
Boeing Co.	2,228	847,687
Boise Cascade Co.	2,125	69,254
Booking Holdings, Inc. (K)	44	86,355
Boot Barn Holdings, Inc. (K)	325	11,343
Booz Allen Hamilton Holding Corp.	4,610	327,402
BorgWarner, Inc.	1,115	40,898
Boston Private Financial Holdings, Inc.	875	10,198
Boston Properties, Inc., REIT	920	119,287
Boston Scientific Corp. (K)	22,668	922,361
Bottomline Technologies de, Inc. (K)	400	15,740
Boyd Gaming Corp.	1,000	23,950
Brighthouse Financial, Inc. (K)	650	26,306
Brink’s Co.	575	47,696
Brinker International, Inc.	450	19,202
Bristol-Myers Squibb Co.	10,596	537,323
Brixmor Property Group, Inc., REIT	6,050	122,754
Brookline Bancorp, Inc.	825	12,152
Brown & Brown, Inc.	2,800	100,968
Brunswick Corp.	1,025	53,423
C&J Energy Services, Inc. (K)	750	8,048
Cabot Corp.	1,425	64,581
Cabot Microelectronics Corp.	250	35,303
CACI International, Inc., Class A (K)	650	150,319
Callaway Golf Co.	1,000	19,410
Camden Property Trust, REIT	1,600	177,616
Capital One Financial Corp.	7,682	698,908
Career Education Corp. (K)	950	15,096
CareTrust, Inc., REIT	1,725	40,546
Carlisle Cos., Inc.	1,275	185,563
Carpenter Technology Corp.	200	10,332
Carrizo Oil & Gas, Inc. (F) (K)	975	8,370
Carter’s, Inc.	550	50,166
Casey’s General Stores, Inc.	425	68,493
Catalent, Inc. (K)	7,050	336,003
Caterpillar, Inc.	2,346	296,323
Cathay General Bancorp	900	31,262
Cato Corp., Class A	1,325	23,333
CBRE Group, Inc., Class A (K)	7,723	409,396
CDK Global, Inc.	2,175	104,596
Celanese Corp.	3,125	382,156
Celgene Corp. (K)	4,366	433,544
Central Garden & Pet Co., Class A (K)	525	14,556
Charles River Laboratories International, Inc. (K)	625	82,731
Charles Schwab Corp.	15,845	662,796
Chart Industries, Inc. (K)	375	23,385
Charter Communications, Inc., Class A (K)	2,316	954,470
Chatham Lodging Trust, REIT	475	8,621
Cheesecake Factory, Inc.	575	23,966
Chemed Corp.	325	135,710
Chemours Co.	1,900	28,386
Chesapeake Energy Corp. (F) (K)	12,125	17,096
Chevron Corp.	14,476	1,716,854
Children’s Place, Inc. (F)	200	15,398
Ciena Corp. (K)	2,900	113,767
Cigna Corp. (K)	6,514	988,760
Cinemark Holdings, Inc.	1,250	48,300
Cintas Corp.	273	73,191
Cirrus Logic, Inc. (K)	700	37,506
Cisco Systems, Inc.	5,332	263,454
Citigroup, Inc.	21,656	1,495,996

The notes are an integral part of this report. Transamerica Series Trust	Page 30

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Citizens Financial Group, Inc.	3,557	$ 125,811
Clean Harbors, Inc. (K)	625	48,250
CNO Financial Group, Inc.	1,050	16,622
CNX Resources Corp. (K)	2,350	17,061
Coca-Cola Co.	30,360	1,652,798
Coca-Cola Consolidated, Inc.	250	75,967
Cognex Corp.	1,150	56,499
Cognizant Technology Solutions Corp., Class A	6,824	411,248
Coherent, Inc. (K)	275	42,273
Cohu, Inc.	1,900	25,660
Columbia Banking System, Inc.	700	25,830
Comcast Corp., Class A	40,381	1,820,375
Comfort Systems, Inc.	1,125	49,759
Commerce Bancshares, Inc. (F)	1,744	105,774
Commercial Metals Co.	2,125	36,933
CommVault Systems, Inc. (K)	575	25,708
Conagra Brands, Inc.	2,198	67,435
Concho Resources, Inc.	1,006	68,307
CONMED Corp.	275	26,441
Consol Energy, Inc. (K)	868	13,567
Constellation Brands, Inc., Class A	1,420	294,338
Cooper Tire & Rubber Co.	600	15,672
Copart, Inc. (K)	5,857	470,493
Core-Mark Holding Co., Inc.	1,800	57,807
CoreCivic, Inc., REIT	3,900	67,392
CoreLogic, Inc. (K)	975	45,113
CoreSite Realty Corp., REIT	550	67,017
Corning, Inc.	5,271	150,329
Corporate Office Properties Trust, REIT	3,075	91,573
Corteva, Inc. (K)	7,753	217,084
Cousins Properties, Inc., REIT	3,298	123,972
Cracker Barrel Old Country Store, Inc. (F)	175	28,464
Crane Co.	1,750	141,102
Cree, Inc. (K)	775	37,975
Crocs, Inc. (K)	875	24,290
Cross Country Healthcare, Inc. (K)	2,925	30,128
Crown Holdings, Inc. (K)	4,059	268,138
Cullen/Frost Bankers, Inc.	725	64,199
Cummins, Inc.	3,210	522,171
Curtiss-Wright Corp.	500	64,685
Customers Bancorp, Inc. (K)	3,600	74,664
Cutera, Inc. (K)	1,000	29,230
Cypress Semiconductor Corp.	4,300	100,362
CyrusOne, Inc., REIT	1,325	104,807
Dana, Inc.	4,725	68,229
Darling Ingredients, Inc. (K)	1,800	34,434
Deckers Outdoor Corp. (K)	700	103,152
Deere & Co.	1,993	336,179
Delta Air Lines, Inc.	4,321	248,890
Denbury Resources, Inc. (F) (K)	11,575	13,774
Designer Brands, Inc., Class A	975	16,692
DexCom, Inc. (K)	2,180	325,343
Diamondback Energy, Inc.	4,465	401,448
DiamondRock Hospitality Co., REIT	6,750	69,187
Dick’s Sporting Goods, Inc.	975	39,790
Diebold Nixdorf, Inc. (K)	1,025	11,480
Digi International, Inc. (K)	1,550	21,111
Digital Realty Trust, Inc., REIT	679	88,141
Dillard’s, Inc., Class A (F)	225	14,875
Dime Community Bancshares, Inc.	850	18,199
Dine Brands Global, Inc.	200	15,172
Diplomat Pharmacy, Inc. (K)	625	3,063
Discovery, Inc., Class A (K)	9,813	261,320
Discovery, Inc., Class C (K)	10,697	263,360
Domino’s Pizza, Inc.	500	122,295
Domtar Corp.	1,950	69,829

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Donnelley Financial Solutions, Inc. (K)	287	$ 3,536
Douglas Emmett, Inc., REIT	3,725	159,542
Dow, Inc. (K)	6,037	287,663
Dunkin’ Brands Group, Inc.	950	75,392
DuPont de Nemours, Inc.	4,789	341,504
DXP Enterprises, Inc. (K)	150	5,208
Eagle Materials, Inc.	225	20,252
Eagle Pharmaceuticals, Inc. (K)	1,525	86,269
East West Bancorp, Inc.	10,776	477,269
EastGroup Properties, Inc., REIT	225	28,130
Eastman Chemical Co.	6,482	478,566
Eaton Corp. PLC	12,820	1,065,983
Echo Global Logistics, Inc. (K)	325	7,361
Edgewell Personal Care Co. (K)	675	21,931
Edison International	8,367	631,039
Elanco Animal Health, Inc. (K)	7,670	203,945
Eldorado Resorts, Inc. (F) (K)	775	30,899
Electronic Arts, Inc. (K)	4,644	454,276
Eli Lilly & Co.	7,210	806,294
EMCOR Group, Inc.	1,675	144,251
Emergent BioSolutions, Inc. (K)	200	10,456
Encompass Health Corp.	750	47,460
Encore Wire Corp.	1,525	85,827
EnerSys	516	34,025
Enova International, Inc. (K)	400	8,300
Ensign Group, Inc.	1,850	87,745
Entergy Corp.	3,402	399,259
EOG Resources, Inc.	13,186	978,665
ePlus, Inc. (K)	500	38,045
EPR Properties, REIT	925	71,095
EQT Corp.	2,925	31,122
Equinix, Inc., REIT	757	436,638
Equitrans Midstream Corp.	2,425	35,284
Equity Residential, REIT	1,872	161,479
Era Group, Inc. (K)	1,000	10,560
Evercore, Inc., Class A	1,225	98,122
EW Scripps Co., Class A	850	11,288
Exact Sciences Corp. (K)	3,347	302,468
Exelixis, Inc. (K)	11,790	208,506
Exelon Corp.	2,249	108,649
ExlService Holdings, Inc. (K)	400	26,784
Expedia Group, Inc.	4,587	616,539
Express, Inc. (K)	825	2,838
Exterran Corp. (K)	337	4,401
Extreme Networks, Inc. (K)	5,350	38,921
Exxon Mobil Corp.	4,379	309,201
Facebook, Inc., Class A (K)	8,076	1,438,174
FactSet Research Systems, Inc.	450	109,336
Fair Isaac Corp. (K)	1,120	339,942
Federal Realty Investment Trust, REIT	1,663	226,401
Federal Signal Corp.	675	22,100
Federated Investors, Inc., Class B	1,150	37,272
Fifth Third Bancorp	6,772	185,417
First American Financial Corp.	2,300	135,723
First Commonwealth Financial Corp.	1,250	16,600
First Financial Bancorp	550	13,461
First Horizon National Corp.	3,750	60,750
First Industrial Realty Trust, Inc., REIT	1,475	58,351
First Midwest Bancorp, Inc.	4,175	81,329
First Republic Bank	3,582	346,379
First Solar, Inc. (K)	1,400	81,214
FirstCash, Inc.	531	48,677
Fiserv, Inc. (K)	6,128	634,800
Five Below, Inc. (K)	675	85,117
Flowers Foods, Inc.	2,925	67,655
FNB Corp.	3,725	42,949
Forrester Research, Inc.	150	4,821

The notes are an integral part of this report. Transamerica Series Trust	Page 31

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Fortune Brands Home & Security, Inc.	6,301	$ 344,665
Forward Air Corp.	350	22,302
Fossil Group, Inc. (K)	625	7,819
Franklin Resources, Inc.	7,869	227,099
Freeport-McMoRan, Inc.	5,791	55,420
FTI Consulting, Inc. (K)	500	52,995
Fulton Financial Corp.	2,325	37,619
FutureFuel Corp.	1,225	14,627
G-III Apparel Group, Ltd. (K)	500	12,885
GameStop Corp., Class A (F)	1,425	7,866
Gannett Co., Inc.	3,875	41,618
Generac Holdings, Inc. (K)	4,150	325,111
General Dynamics Corp.	4,848	885,875
General Mills, Inc.	6,392	352,327
General Motors Co.	8,947	335,334
Genesco, Inc. (K)	150	6,003
Gentex Corp.	3,125	86,047
Geo Group, Inc., REIT	3,587	62,199
Getty Realty Corp., REIT	2,952	94,641
Gibraltar Industries, Inc. (K)	350	16,079
Global Payments, Inc.	4,399	699,441
Globus Medical, Inc., Class A (K)	875	44,730
GMS, Inc. (K)	400	11,488
Graham Holdings Co., Class B	50	33,173
Greenbrier Cos., Inc.	1,625	48,945
Greif, Inc., Class A	600	22,734
Group 1 Automotive, Inc.	250	23,078
Gulfport Energy Corp. (K)	1,725	4,675
H&R Block, Inc.	1,784	42,138
Haemonetics Corp. (K)	700	88,298
Hancock Whitney Corp.	2,450	93,823
Hanmi Financial Corp.	1,575	29,579
Hanover Insurance Group, Inc.	1,125	152,482
Harsco Corp. (K)	975	18,486
Hartford Financial Services Group, Inc.	10,624	643,921
Hasbro, Inc.	1,385	164,386
Haverty Furniture Cos., Inc.	200	4,054
Hawaiian Electric Industries, Inc.	2,175	99,202
Hawkins, Inc.	125	5,313
HB Fuller Co.	675	31,428
HCI Group, Inc.	75	3,153
HD Supply Holdings, Inc. (K)	3,937	154,232
Healthcare Realty Trust, Inc., REIT	1,525	51,088
HealthEquity, Inc. (K)	500	28,573
HealthStream, Inc. (K)	350	9,062
Heidrick & Struggles International, Inc.	1,450	39,585
Helen of Troy, Ltd. (K)	425	67,005
Helix Energy Solutions Group, Inc. (K)	1,000	8,060
Herman Miller, Inc.	1,150	53,003
Hersha Hospitality Trust, REIT	450	6,696
Hibbett Sports, Inc. (K)	2,575	58,967
Highwoods Properties, Inc., REIT	2,175	97,744
Hill-Rom Holdings, Inc.	1,075	113,122
Hillenbrand, Inc.	1,200	37,056
Hilton Worldwide Holdings, Inc.	6,647	618,902
HMS Holdings Corp. (K)	1,875	64,622
HNI Corp.	475	16,863
Home Depot, Inc.	9,408	2,182,844
Honeywell International, Inc.	6,881	1,164,265
Host Hotels & Resorts, Inc., REIT	7,562	130,747
HP, Inc.	14,785	279,732
Hub Group, Inc., Class A (K)	2,025	94,162
Hubbell, Inc.	650	85,410
ICU Medical, Inc. (K)	175	27,930
IDACORP, Inc.	975	109,853
Illumina, Inc. (K)	1,795	546,075
Independence Realty Trust, Inc., REIT	1,100	15,741

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Ingersoll-Rand PLC	3,517	$ 433,330
Ingevity Corp. (K)	475	40,299
Ingredion, Inc.	825	67,435
Innophos Holdings, Inc.	250	8,115
Innospec, Inc.	500	44,570
Innovative Industrial Properties, Inc., REIT (F)	125	11,546
Insight Enterprises, Inc. (K)	800	44,552
Insperity, Inc.	475	46,845
Installed Building Products, Inc. (K)	250	14,335
Insteel Industries, Inc.	225	4,619
Integer Holdings Corp. (K)	1,000	75,560
Integra LifeSciences Holdings Corp. (K)	800	48,056
Intel Corp.	3,272	168,606
Intercept Pharmaceuticals, Inc. (F) (K)	1,272	84,410
Intercontinental Exchange, Inc.	10,910	1,006,666
InterDigital, Inc.	375	19,676
Interface, Inc.	725	10,469
International Bancshares Corp.	625	24,138
INTL. FCStone, Inc. (K)	175	7,186
Intuit, Inc.	3,333	886,378
Intuitive Surgical, Inc. (K)	1,121	605,262
Invesco Mortgage Capital, Inc., REIT	1,475	22,582
Invesco, Ltd.	11,142	188,745
Itron, Inc. (K)	775	57,319
ITT, Inc.	2,300	140,737
j2 Global, Inc.	550	49,951
Jabil, Inc.	3,075	109,993
JBG SMITH Properties, REIT	1,100	43,131
JetBlue Airways Corp. (K)	6,000	100,500
John B Sanfilippo & Son, Inc.	100	9,660
John Bean Technologies Corp.	400	39,772
Johnson & Johnson	8,552	1,106,458
Jones Lang LaSalle, Inc.	610	84,827
Kaiser Aluminum Corp.	200	19,794
Kaman Corp.	1,150	68,379
Kansas City Southern	430	57,194
KB Home	4,075	138,550
KBR, Inc.	5,300	130,062
Kelly Services, Inc., Class A	2,925	70,843
Kemet Corp.	825	14,999
Kemper Corp.	725	56,514
Kennametal, Inc.	850	26,129
KeyCorp	31,309	558,553
Keysight Technologies, Inc. (K)	4,280	416,230
Kilroy Realty Corp., REIT	1,050	81,784
Kimberly-Clark Corp.	417	59,235
Kite Realty Group Trust, REIT	1,500	24,225
KLA Corp.	3,713	592,038
KLX Energy Services Holdings, Inc. (K)	240	2,075
Kontoor Brands, Inc. (K)	500	17,550
Koppers Holdings, Inc. (K)	300	8,763
Korn Ferry	1,675	64,722
Kraton Corp. (K)	725	23,410
La-Z-Boy, Inc.	525	17,635
Landstar System, Inc.	925	104,136
Lannett Co., Inc. (F) (K)	4,225	47,320
Lantheus Holdings, Inc. (K)	1,775	44,490
LegacyTexas Financial Group, Inc.	425	18,500
Legg Mason, Inc.	2,450	93,565
LendingTree, Inc. (F) (K)	100	31,043
Lennar Corp., Class A	5,417	302,539
Lennox International, Inc.	1,058	257,062
LHC Group, Inc. (K)	600	68,136
Liberty Property Trust, REIT	2,900	148,857
Life Storage, Inc., REIT	575	60,611
Lincoln National Corp.	1,152	69,489

The notes are an integral part of this report. Transamerica Series Trust	Page 32

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Lithia Motors, Inc., Class A	825	$ 109,213
Littelfuse, Inc.	250	44,328
Live Nation Entertainment, Inc. (K)	2,075	137,655
LogMeIn, Inc.	525	37,254
Louisiana-Pacific Corp.	2,600	63,908
Lowe’s Cos., Inc.	8,242	906,290
Lumentum Holdings, Inc. (K)	1,400	74,984
Lyft, Inc., Class A (F) (K)	5,380	219,719
LyondellBasell Industries NV, Class A	1,298	116,132
M/I Homes, Inc. (K)	300	11,295
Mack-Cali Realty Corp., REIT	1,050	22,743
Magellan Health, Inc. (K)	1,725	107,122
Manhattan Associates, Inc. (K)	1,125	90,754
ManpowerGroup, Inc.	1,550	130,572
ManTech International Corp., Class A	375	26,779
Marathon Petroleum Corp.	11,039	670,619
MarineMax, Inc. (K)	275	4,257
Marriott Vacations Worldwide Corp.	650	67,346
Masco Corp.	8,547	356,239
Masimo Corp. (K)	900	133,911
MasTec, Inc. (K)	800	51,944
Mastercard, Inc., Class A	12,205	3,314,512
Matador Resources Co. (K)	600	9,918
Materion Corp.	225	13,806
Matrix Service Co. (K)	700	11,998
Matson, Inc.	525	19,693
MAXIMUS, Inc.	750	57,945
McDonald’s Corp.	1,568	336,665
McKesson Corp.	848	115,888
MDC Holdings, Inc.	591	25,472
MDU Resources Group, Inc.	2,250	63,427
Medical Properties Trust, Inc., REIT	4,375	85,575
Medicines Co. (F) (K)	3,000	150,000
Medifast, Inc.	150	15,545
MEDNAX, Inc. (K)	2,400	54,288
Medpace Holdings, Inc. (K)	650	54,626
Merck & Co., Inc.	16,341	1,375,585
Mercury General Corp.	450	25,146
Meredith Corp.	1,775	65,071
Meritage Homes Corp. (K)	1,875	131,906
Meta Financial Group, Inc.	375	12,229
Methode Electronics, Inc.	1,875	63,075
MetLife, Inc.	14,241	671,606
Michaels Cos., Inc. (F) (K)	1,200	11,748
Microchip Technology, Inc. (F)	1,890	175,600
Microsoft Corp.	64,821	9,012,064
Mid-America Apartment Communities, Inc., REIT	487	63,315
Minerals Technologies, Inc.	425	22,563
MKS Instruments, Inc.	900	83,052
Molina Healthcare, Inc. (K)	1,500	164,580
Momenta Pharmaceuticals, Inc. (K)	5,400	69,984
Mondelez International, Inc., Class A	13,444	743,722
Monotype Imaging Holdings, Inc.	1,125	22,286
Moog, Inc., Class A	650	52,728
Morgan Stanley	23,450	1,000,611
Motorola Solutions, Inc.	448	76,344
Movado Group, Inc.	175	4,351
MSA Safety, Inc.	350	38,189
MSC Industrial Direct Co., Inc., Class A	525	38,078
Mueller Industries, Inc.	700	20,076
Murphy Oil Corp.	2,200	48,642
Murphy, Inc. (K)	375	31,988
MYR Group, Inc. (K)	1,000	31,290
Myriad Genetics, Inc. (K)	775	22,188
Nanometrics, Inc. (K)	300	9,786
Nasdaq, Inc.	3,388	336,598

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
National Fuel Gas Co.	1,200	$ 56,304
National Instruments Corp.	1,375	57,736
National Storage Affiliates Trust, REIT	1,225	40,878
National Vision Holdings, Inc. (K)	6,020	144,901
Navient Corp.	2,800	35,840
Navigant Consulting, Inc.	550	15,373
NBT Bancorp, Inc.	375	13,721
NCR Corp. (K)	1,625	51,285
Netflix, Inc. (K)	4,570	1,223,023
New Jersey Resources Corp.	1,050	47,481
New Media Investment Group, Inc. (F)	900	7,929
New York Community Bancorp, Inc.	3,050	38,278
New York Times Co., Class A	6,845	194,946
NewMarket Corp.	75	35,407
Newmont Goldcorp Corp.	2,101	79,670
Newpark Resources, Inc. (K)	1,050	8,001
Nexteer Automotive Group, Ltd.	25,000	20,637
NextEra Energy, Inc.	4,589	1,069,191
NextGen Healthcare, Inc. (K)	575	9,010
NIC, Inc.	800	16,520
NIKE, Inc., Class B	5,540	520,317
NMI Holdings, Inc., Class A (K)	775	20,352
Nordson Corp.	1,562	228,458
Norfolk Southern Corp.	5,450	979,147
Northrop Grumman Corp.	1,213	454,620
NorthWestern Corp.	500	37,525
NOW, Inc. (K)	3,775	43,299
Nu Skin Enterprises, Inc., Class A	600	25,518
NuVasive, Inc. (K)	550	34,859
NVIDIA Corp.	6,491	1,129,888
O’Reilly Automotive, Inc. (K)	2,030	808,975
Oasis Petroleum, Inc. (K)	3,200	11,072
Oceaneering International, Inc. (K)	1,225	16,599
Office Depot, Inc.	16,875	29,616
OGE Energy Corp.	2,800	127,064
Oil States International, Inc. (K)	750	9,975
Old Dominion Freight Line, Inc.	2,774	471,497
Old Republic International Corp.	6,350	149,669
Omega Healthcare Investors, Inc., REIT	2,400	100,296
Omnicell, Inc. (K)	475	34,328
ONEOK, Inc.	6,420	473,090
Opus Bank	225	4,898
OraSure Technologies, Inc. (K)	625	4,669
Orthofix Medical, Inc. (K)	550	29,161
Oshkosh Corp.	1,725	130,755
OSI Systems, Inc. (K)	200	20,312
Owens & Minor, Inc.	6,114	35,522
Owens-Illinois, Inc.	1,925	19,770
P.H. Glatfelter Co.	525	8,080
PACCAR, Inc.	3,248	227,392
Pacific Premier Bancorp, Inc.	2,600	81,094
Packaging Corp. of America	1,375	145,887
PacWest Bancorp	1,400	50,876
Par Pacific Holdings, Inc. (K)	3,350	76,581
Park Hotels & Resorts, Inc., REIT	423	10,562
Parker-Hannifin Corp.	3,070	554,473
Patrick Industries, Inc. (K)	300	12,864
Patterson Cos., Inc.	2,325	41,432
Patterson-UTI Energy, Inc.	2,550	21,803
PayPal Holdings, Inc. (K)	17,079	1,769,214
PBF Energy, Inc., Class A	3,050	82,929
PDC Energy, Inc. (K)	725	20,119
Pebblebrook Hotel Trust, REIT	629	17,499
Penn National Gaming, Inc. (K)	975	18,159
PennyMac Mortgage Investment Trust, REIT	925	20,563
PepsiCo, Inc.	3,133	429,534

The notes are an integral part of this report. Transamerica Series Trust	Page 33

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Perficient, Inc. (K)	1,800	$ 69,444
Perspecta, Inc.	6,700	175,004
Pfizer, Inc.	13,951	501,259
PGT Innovations, Inc. (K)	500	8,635
Philip Morris International, Inc.	13,846	1,051,327
Photronics, Inc. (K)	675	7,344
Pinnacle Financial Partners, Inc.	850	48,238
Pioneer Natural Resources Co.	4,142	520,939
Piper Jaffray Cos.	175	13,209
Pitney Bowes, Inc.	2,050	9,369
PNM Resources, Inc.	950	49,476
Polaris, Inc.	650	57,206
PolyOne Corp.	950	31,018
Pool Corp.	282	56,879
Post Holdings, Inc. (K)	1,300	137,592
PotlatchDeltic Corp.	1,465	60,190
PRA Health Sciences, Inc. (K)	675	66,980
Primerica, Inc.	500	63,615
Procter & Gamble Co.	10,107	1,257,109
Progress Software Corp.	550	20,933
Progressive Corp.	6,978	539,050
Prologis, Inc., REIT	6,314	538,079
ProPetro Holding Corp. (K)	3,025	27,497
PS Business Parks, Inc., REIT	250	45,488
PTC, Inc. (K)	450	30,681
Public Storage, REIT	477	116,994
QEP Resources, Inc.	2,600	9,620
QUALCOMM, Inc.	6,080	463,782
Qualys, Inc. (K)	375	28,339
Quanex Building Products Corp.	1,150	20,792
QuinStreet, Inc. (K)	1,525	19,200
R.R. Donnelley & Sons Co.	2,183	8,230
Ralph Lauren Corp.	1,177	112,368
Rambus, Inc. (K)	3,875	50,859
Range Resources Corp. (F)	2,375	9,073
Rayonier Advanced Materials, Inc.	1,000	4,330
Rayonier, Inc., REIT	1,550	43,710
Red Robin Gourmet Burgers, Inc. (K)	150	4,989
Regal Beloit Corp.	1,525	111,096
Regeneron Pharmaceuticals, Inc. (K)	870	241,338
REGENXBIO, Inc. (K)	1,000	35,600
Regions Financial Corp.	10,355	163,816
Reinsurance Group of America, Inc.	750	119,910
Reliance Steel & Aluminum Co.	1,625	161,947
Renewable Energy Group, Inc. (K)	1,675	25,133
Rent-A-Center, Inc.	2,925	75,436
Resources Connection, Inc.	1,350	22,937
REX American Resources Corp. (K)	75	5,725
RH (K)	225	38,437
Ross Stores, Inc.	10,903	1,197,695
Royal Caribbean Cruises, Ltd.	942	102,047
Royal Gold, Inc.	150	18,482
RPM International, Inc.	1,825	125,578
Rudolph Technologies, Inc. (K)	2,175	57,333
Ruth’s Hospitality Group, Inc.	275	5,614
S&P Global, Inc.	2,664	652,627
Sabra Health Care, Inc., REIT	1,491	34,233
Sabre Corp.	5,975	133,810
Safety Insurance Group, Inc.	150	15,200
Sage Therapeutics, Inc. (K)	900	126,261
salesforce.com, Inc. (K)	9,872	1,465,400
Sally Beauty Holdings, Inc. (K)	1,525	22,707
Sanderson Farms, Inc.	375	56,749
Sanmina Corp. (K)	1,975	63,417
Saul Centers, Inc., REIT	125	6,814
ScanSource, Inc. (K)	1,050	32,078
Schweitzer-Mauduit International, Inc.	2,000	74,880

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Science Applications International Corp.	588	$ 51,362
Scotts Miracle-Gro Co.	475	48,365
SEI Investments Co.	1,550	91,845
Select Medical Holdings Corp. (K)	2,350	38,940
Selective Insurance Group, Inc.	600	45,114
Sempra Energy	2,120	312,933
Semtech Corp. (K)	800	38,888
Seneca Foods Corp., Class A (K)	350	10,913
Service Properties Trust, REIT	2,000	51,580
ServiceNow, Inc. (K)	1,948	494,500
Signature Bank	1,175	140,083
Signet Jewelers, Ltd.	725	12,151
Silgan Holdings, Inc.	2,525	75,838
Skechers U.S.A., Inc., Class A (K)	1,575	58,826
SkyWest, Inc.	975	55,965
Skyworks Solutions, Inc.	408	32,334
Slack Technologies, Inc., Class A (F) (K)	3,590	85,191
SLM Corp.	5,000	44,125
SMART Global Holdings, Inc. (K)	1,525	38,857
Snap-on, Inc.	1,060	165,932
Sonoco Products Co.	700	40,747
Southwest Airlines Co.	2,056	111,045
Southwest Gas Holdings, Inc.	950	86,488
Southwestern Energy Co. (K)	5,775	11,146
SpartanNash Co.	1,900	22,477
Spectrum Pharmaceuticals, Inc. (K)	4,325	35,876
Spire, Inc.	625	54,525
Splunk, Inc. (K)	1,521	179,265
Spok Holdings, Inc.	1,000	11,940
Sprouts Farmers Market, Inc. (K)	225	4,352
SPS Commerce, Inc. (K)	450	21,182
SPX Corp. (K)	425	17,004
SPX Flow, Inc. (K)	500	19,730
SRC Energy, Inc. (K)	2,950	13,747
Stamps.com, Inc. (K)	175	13,029
Standex International Corp.	150	10,941
Stanley Black & Decker, Inc.	6,096	880,323
Steel Dynamics, Inc.	3,675	109,515
Stepan Co.	775	75,221
Sterling Bancorp	2,525	50,652
Steven Madden, Ltd.	950	34,001
Stewart Information Services Corp.	275	10,667
Stifel Financial Corp.	1,725	98,980
Strategic Education, Inc.	250	33,970
Summit Hotel Properties, Inc., REIT	1,225	14,210
SunCoke Energy, Inc. (K)	750	4,230
SunTrust Banks, Inc.	4,628	318,406
Sykes Enterprises, Inc. (K)	2,325	71,238
Synaptics, Inc. (K)	400	15,980
Synchrony Financial	6,270	213,744
Syneos Health, Inc. (K)	1,250	66,512
SYNNEX Corp.	500	56,450
Synopsys, Inc. (K)	2,515	345,184
Synovus Financial Corp.	1,900	67,944
T-Mobile, Inc. (K)	1,833	144,385
Tailored Brands, Inc. (F)	525	2,310
Take-Two Interactive Software, Inc. (K)	5,197	651,392
Taubman Centers, Inc., REIT	750	30,623
TCF Financial Corp.	3,328	126,697
TD Ameritrade Holding Corp.	9,165	428,005
Tech Data Corp. (K)	1,175	122,482
TEGNA, Inc.	6,525	101,333
Teladoc Health, Inc. (F) (K)	7,135	483,182
Teledyne Technologies, Inc. (K)	425	136,846
Telephone & Data Systems, Inc.	2,425	62,565
Tempur Sealy International, Inc. (K)	550	42,460
Tenet Healthcare Corp. (K)	1,500	33,180

The notes are an integral part of this report. Transamerica Series Trust	Page 34

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Teradyne, Inc.	11,986	$ 694,109
Terex Corp.	2,075	53,888
Tesla, Inc. (F) (K)	468	112,727
Tetra Tech, Inc.	650	56,394
TETRA Technologies, Inc. (K)	1,550	3,116
Texas Capital Bancshares, Inc. (K)	600	32,790
Texas Instruments, Inc.	8,869	1,146,230
Texas Roadhouse, Inc.	775	40,703
TherapeuticsMD, Inc. (F) (K)	24,111	87,523
Thermo Fisher Scientific, Inc.	5,550	1,616,548
Thor Industries, Inc.	1,075	60,888
Timken Co.	2,425	105,512
TiVo Corp.	2,225	16,943
TJX Cos., Inc.	12,824	714,810
Toll Brothers, Inc.	3,550	145,727
TopBuild Corp. (K)	425	40,983
Toro Co.	900	65,970
Tractor Supply Co.	4,330	391,605
Trade Desk, Inc., Class A (K)	1,300	243,815
Transocean, Ltd. (K)	5,925	26,485
TreeHouse Foods, Inc. (K)	1,625	90,106
TRI Pointe Group, Inc. (K)	1,750	26,320
Trimble, Inc. (K)	2,300	89,263
Triumph Group, Inc.	525	12,012
TrueBlue, Inc. (K)	2,550	53,805
TrustCo Bank Corp.	4,875	39,731
Trustmark Corp.	725	24,730
TTM Technologies, Inc. (K)	1,000	12,195
Tupperware Brands Corp.	1,750	27,773
Tyler Technologies, Inc. (K)	575	150,937
UGI Corp.	4,150	208,620
Ultra Clean Holdings, Inc. (K)	925	13,537
UMB Financial Corp.	425	27,447
Umpqua Holdings Corp.	2,625	43,208
UniFirst Corp.	200	39,024
Union Pacific Corp.	4,201	680,478
Unit Corp. (K)	650	2,197
United Airlines Holdings, Inc. (K)	1,072	94,776
United Community Banks, Inc.	3,150	89,302
United Natural Foods, Inc. (K)	600	6,912
United Technologies Corp.	6,245	852,567
United Therapeutics Corp. (K)	525	41,869
UnitedHealth Group, Inc.	10,207	2,218,185
Uniti Group, Inc., REIT (F)	625	4,853
Universal Corp.	250	13,703
Universal Display Corp.	650	109,135
Universal Forest Products, Inc.	1,700	67,796
Urban Edge Properties, REIT	1,975	39,085
Urban Outfitters, Inc. (K)	1,725	48,455
Urstadt Biddle Properties, Inc., Class A, REIT	375	8,888
US Concrete, Inc. (K)	525	29,022
Valley National Bancorp	3,800	41,306
Valmont Industries, Inc.	250	34,610
Valvoline, Inc.	2,300	50,669
Varex Imaging Corp. (K)	450	12,843
Veeco Instruments, Inc. (K)	83	969
Veeva Systems, Inc., Class A (K)	1,842	281,255
Ventas, Inc., REIT	2,495	182,210
Veritex Holdings, Inc.	221	5,363
Veritiv Corp. (K)	800	14,464
Verizon Communications, Inc.	21,659	1,307,337
Versum Materials, Inc.	450	23,819
Vertex Pharmaceuticals, Inc. (K)	3,978	673,953
Viacom, Inc., Class B	700	16,821
Viad Corp.	600	40,290
Viavi Solutions, Inc. (K)	2,550	35,713

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
VICI Properties, Inc., REIT	4,014	$ 90,917
Virtusa Corp. (K)	300	10,806
Visa, Inc., Class A	10,978	1,888,326
Vishay Intertechnology, Inc.	3,100	52,483
Vonage Holdings Corp. (K)	7,325	82,772
Vulcan Materials Co.	3,120	471,869
Wabash National Corp.	4,450	64,569
Walker & Dunlop, Inc.	850	47,541
Walt Disney Co.	3,462	451,168
Waste Connections, Inc.	9,787	900,404
Waste Management, Inc.	916	105,340
Watsco, Inc.	375	63,442
Watts Water Technologies, Inc., Class A	325	30,462
Wayfair, Inc., Class A (F) (K)	1,526	171,095
Webster Financial Corp.	1,075	50,385
Weingarten Realty Investors, REIT	500	14,565
Wells Fargo & Co.	19,812	999,317
Wendy’s Co.	2,200	43,956
West Pharmaceutical Services, Inc.	1,075	152,456
WestRock Co.	3,973	144,816
WEX, Inc. (K)	475	95,983
Whiting Petroleum Corp. (F) (K)	1,100	8,833
William Lyon Homes, Class A (K)	325	6,617
Williams-Sonoma, Inc.	875	59,482
Winnebago Industries, Inc.	350	13,423
Wintrust Financial Corp.	1,550	100,176
Woodward, Inc.	675	72,785
World Acceptance Corp. (K)	75	9,563
World Fuel Services Corp.	2,700	107,838
World Wrestling Entertainment, Inc., Class A (F)	475	33,796
Worthington Industries, Inc.	1,325	47,766
WPX Energy, Inc. (K)	5,975	63,275
WR Berkley Corp.	1,500	108,345
Wyndham Destinations, Inc.	2,850	131,157
Xcel Energy, Inc.	11,902	772,321
Xenia Hotels & Resorts, Inc., REIT	1,350	28,512
Xilinx, Inc.	2,470	236,873
XPO Logistics, Inc. (F) (K)	650	46,521
Yelp, Inc. (K)	875	30,406
Yum! Brands, Inc.	6,742	764,745
Zebra Technologies Corp., Class A (K)	2,530	522,116
Zimmer Biomet Holdings, Inc.	6,141	842,975
Zscaler, Inc. (K)	3,210	151,705
Zumiez, Inc. (K)	975	30,883

		173,798,910

Total Common Stocks (Cost $271,820,661)		290,904,837

CONTINGENT VALUE RIGHT - 0.0%
United States - 0.0%
A. Schulman, Inc. (C) (D) (K) (L)	1,325	0

Total Contingent Value Right (Cost $574)		0

PREFERRED STOCKS - 0.1%
Brazil - 0.1%
Banco Bradesco SA,
3.12% (M)	27,273	222,650
Gerdau SA,
2.55% (M)	28,773	91,133
Itau Unibanco Holding SA,
5.28% (M)	39,729	334,952

The notes are an integral part of this report. Transamerica Series Trust	Page 35

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Petroleo Brasileiro SA,
4.37% (M)	47,119	$ 312,429
Telefonica Brasil SA,
7.01% (M)	8,792	116,255

		1,077,419

Germany - 0.0% (E)
Henkel AG & Co. KGaA,
1.98% (M)	5,292	523,736

Total Preferred Stocks (Cost $1,846,070)		1,601,155

EXCHANGE-TRADED FUND - 0.2%
United States - 0.2%
iShares MSCI India ETF (F)	85,407	2,867,113

Total Exchange-Traded Fund (Cost $2,997,057)		2,867,113

INVESTMENT COMPANIES - 4.1%
United States - 4.1%
JPMorgan High Yield Fund	1,941,646	13,999,267
JPMorgan Value Advantage Fund	1,159,971	41,874,935

Total Investment Companies (Cost $48,744,603)		55,874,202

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
1.81% (M), 11/05/2019	$ 2,000,000	1,996,571

Total Short-Term U.S. Government Obligation (Cost $1,996,534)		1,996,571

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (M)	12,899,795	$ 12,899,795

Total Other Investment Company (Cost $12,899,795)		12,899,795

	Principal	Value
REPURCHASE AGREEMENT - 5.2%
Fixed Income Clearing Corp., 1.05% (M), dated 09/30/2019, to be repurchased at $70,975,167 on 10/01/2019. Collateralized by U.S. Government Obligations, 1.13% - 1.50%, due 09/30/2021, and with a total value of $72,395,717.	$ 70,973,097	70,973,097

Total Repurchase Agreement (Cost $70,973,097)		70,973,097

Total Investments (Cost $1,327,236,405)		1,395,234,806
Net Other Assets (Liabilities) - (1.4)%		(19,796,221)

Net Assets - 100.0%		$ 1,375,438,585

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bond	138	12/16/2019	$13,622,505	$13,724,573	$102,068	$—
10-Year U.S. Treasury Note	590	12/19/2019	76,962,892	76,884,375	—	(78,517)
E-Mini Russell 2000® Index	2	12/20/2019	155,614	152,500	—	(3,114)
FTSE 100 Index	77	12/20/2019	6,887,719	6,990,352	102,633	—
S&P 500® E-Mini Index	161	12/20/2019	24,163,394	23,976,925	—	(186,469)
S&P Midcap 400® E-Mini Index	3	12/20/2019	586,331	581,400	—	(4,931)
S&P/ASX 200 Index	13	12/19/2019	1,461,822	1,465,755	3,933	—
TOPIX Index	3	12/12/2019	427,024	440,601	13,577	—

Total					$222,211	$(273,031)

Short Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Note	(50)	12/19/2019	$(7,047,562)	$(7,120,313)	$—	$(72,751)
30-Year U.S. Treasury Bond	(23)	12/19/2019	(3,677,861)	(3,733,187)	—	(55,326)
E-Mini Russell 2000® Index	(59)	12/20/2019	(4,682,665)	(4,498,750)	183,915	—
EURO STOXX 50® Index	(176)	12/20/2019	(6,732,040)	(6,819,601)	—	(87,561)
German Euro Bund	(54)	12/06/2019	(10,375,893)	(10,255,888)	120,005	—
MSCI Emerging Markets Index	(332)	12/20/2019	(16,961,424)	(16,631,540)	329,884	—
S&P/ASX 200 Index	(122)	12/19/2019	(13,741,503)	(13,755,551)	—	(14,048)
S&P/TSX 60 Index	(91)	12/19/2019	(13,713,142)	(13,683,828)	29,314	—

Total					$663,118	$(229,686)

Total Futures Contracts					$885,329	$(502,717)

The notes are an integral part of this report. Transamerica Series Trust	Page 36

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
U.S. Government Agency Obligations	24.3%		$ 339,074,787
U.S. Government Obligations	14.0		195,384,264
Asset-Backed Securities	9.9		138,311,946
Mortgage-Backed Securities	4.9		68,612,496
Banks	4.5		62,293,846
U.S. Equity Funds	3.0		41,874,935
Oil, Gas & Consumable Fuels	2.1		29,465,739
Capital Markets	1.9		26,474,929
Insurance	1.5		20,602,499
Electric Utilities	1.5		20,394,937
Software	1.4		18,895,694
Pharmaceuticals	1.3		18,262,299
IT Services	1.2		17,454,195
U.S. Fixed Income Funds	1.0		13,999,267
Semiconductors & Semiconductor Equipment	1.0		13,680,241
Equity Real Estate Investment Trusts	1.0		13,552,657
Technology Hardware, Storage & Peripherals	0.9		12,958,796
Diversified Telecommunication Services	0.9		12,048,269
Specialty Retail	0.8		11,203,002
Media	0.8		11,028,152
Internet & Direct Marketing Retail	0.8		10,540,325
Health Care Providers & Services	0.8		10,536,491
Airlines	0.7		10,441,732
Diversified Financial Services	0.7		10,071,596
Beverages	0.7		9,946,182
Chemicals	0.7		9,518,245
Interactive Media & Services	0.7		9,407,081
Aerospace & Defense	0.6		8,710,539
Foreign Government Obligations	0.6		8,511,861
Machinery	0.5		7,640,440
Food Products	0.5		7,279,668
Health Care Equipment & Supplies	0.5		7,141,176
Road & Rail	0.5		7,129,794
Biotechnology	0.4		5,900,204
Entertainment	0.4		5,522,178
Consumer Finance	0.4		5,304,989
Metals & Mining	0.4		5,062,059
Automobiles	0.4		4,966,814
Electrical Equipment	0.3		4,510,920
Hotels, Restaurants & Leisure	0.3		4,415,147
Electronic Equipment, Instruments & Components	0.3		4,268,912
Food & Staples Retailing	0.3		4,032,787
Trading Companies & Distributors	0.3		3,993,918
Industrial Conglomerates	0.2		3,505,051
Tobacco	0.2		3,381,780
Textiles, Apparel & Luxury Goods	0.2		3,349,518
Commercial Services & Supplies	0.2		3,055,751
Wireless Telecommunication Services	0.2		3,019,443
Household Durables	0.2		3,017,142
Multi-Utilities	0.2		2,889,290
Life Sciences Tools & Services	0.2		2,884,616
International Equity Funds	0.2		2,867,113
Real Estate Management & Development	0.2		2,385,714
Gas Utilities	0.2		2,364,508
Containers & Packaging	0.2		2,314,465
Household Products	0.2		2,280,998
Building Products	0.2		2,231,820
Diversified Consumer Services	0.2		2,126,617
Personal Products	0.1		1,999,666
Construction Materials	0.1		1,898,653
Auto Components	0.1		1,795,487
Energy Equipment & Services	0.1		1,517,811
Communications Equipment	0.1		1,420,791
Professional Services	0.1		1,234,657
Multiline Retail	0.1		1,057,901
Air Freight & Logistics	0.1		922,246
Health Care Technology	0.1		905,890
Transportation Infrastructure	0.1		900,502
Construction & Engineering	0.1		821,565
Municipal Government Obligations	0.0	(E)	688,753
Independent Power & Renewable Electricity Producers	0.0	(E)	647,143
Water Utilities	0.0	(E)	417,884
Paper & Forest Products	0.0	(E)	344,675
Leisure Products	0.0	(E)	294,425
Thrifts & Mortgage Finance	0.0	(E)	207,373
Distributors	0.0	(E)	114,686
Mortgage Real Estate Investment Trusts	0.0	(E)	55,708
Marine	0.0	(E)	19,693

Investments	93.8		1,309,365,343
Short-Term Investments	6.2		85,869,463

Total Investments	100.0%		$ 1,395,234,806

The notes are an integral part of this report. Transamerica Funds	Page 37

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$136,113,143	$2,198,803	$138,311,946
Corporate Debt Securities	—	207,533,929	—	207,533,929
Foreign Government Obligations	—	8,511,861	—	8,511,861
Mortgage-Backed Securities	—	68,612,496	—	68,612,496
Municipal Government Obligations	—	688,753	—	688,753
U.S. Government Agency Obligations	—	339,074,787	—	339,074,787
U.S. Government Obligations	—	195,384,264	—	195,384,264
Common Stocks	188,400,152	102,504,685	—	290,904,837
Contingent Value Right	—	—	0	0
Preferred Stocks	1,077,419	523,736	—	1,601,155
Exchange-Traded Fund	2,867,113	—	—	2,867,113
Investment Companies	55,874,202	—	—	55,874,202
Short-Term U.S. Government Obligation	—	1,996,571	—	1,996,571
Other Investment Company	12,899,795	—	—	12,899,795
Repurchase Agreement	—	70,973,097	—	70,973,097

Total Investments	$261,118,681	$1,131,917,322	$2,198,803	$1,395,234,806

Other Financial Instruments
Futures Contracts (P)	$885,329	$—	$—	$885,329

Total Other Financial Instruments	$885,329	$—	$—	$885,329

LIABILITIES
Other Financial Instruments
Futures Contracts (P)	$(502,717)	$—	$—	$(502,717)

Total Other Financial Instruments	$(502,717)	$—	$—	$(502,717)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the total value of 144A securities is $171,621,072, representing 12.5% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Securities are Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2019, the total value of securities is $2,414,847, representing 0.2% of the Portfolio’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,442,860. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Rounds to less than $1 or $(1).
(J)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $11,341,323.
(K)	Non-income producing securities.
(L)	Security deemed worthless.
(M)	Rates disclosed reflect the yields at September 30, 2019.
(N)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Portfolio.
(P)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 38

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CMT	Constant Maturity Treasury
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
REIT	Real Estate Investment Trust
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Funds	Page 39

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.0%
International Equity Fund - 3.9%
iShares MSCI EAFE ETF	668,501	$ 43,592,950

U.S. Equity Funds - 44.9%
iShares Core S&P 500 ETF	1,250,276	373,232,392
SPDR S&P 500 ETF Trust	295,940	87,826,114
Vanguard Small-Cap ETF	280,591	43,180,149

		504,238,655

U.S. Fixed Income Funds - 50.2%
iShares 20+ Year Treasury Bond ETF (A)	710,715	101,689,102
iShares Core U.S. Aggregate Bond ETF	894,420	101,221,512
Vanguard Total Bond Market ETF	4,265,347	360,123,247

		563,033,861

Total Exchange-Traded Funds (Cost $970,157,416)		1,110,865,466

OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (B)	22,308,800	22,308,800

Total Other Investment Company (Cost $22,308,800)		22,308,800

Principal	Value
REPURCHASE AGREEMENT - 0.3%

Fixed Income Clearing Corp., 1.05% (B), dated 09/30/2019, to be repurchased at $2,994,674 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $3,059,182.

$ 2,994,586	$ 2,994,586

Total Repurchase Agreement (Cost $2,994,586)	2,994,586

Total Investments Excluding Purchased Options (Cost $995,460,802)	1,136,168,852
Total Purchased Options - 0.7% (Cost $8,503,301)	8,381,638

Total Investments (Cost $1,003,964,103)	1,144,550,490
Net Other Assets (Liabilities) - (2.0)%	(22,832,245)

Net Assets - 100.0%	$ 1,121,718,245

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price	Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD 2,300.00	12/18/2020	USD	16,372,070	55	$422,735	$341,275
Put - S&P 500® Index	USD 2,350.00	12/18/2020	USD	7,441,850	25	185,575	174,125
Put - S&P 500® Index	USD 2,400.00	12/18/2020	USD	52,390,624	176	1,451,743	1,358,720
Put - S&P 500® Index	USD 2,450.00	12/18/2020	USD	28,874,378	97	841,509	831,775
Put - S&P 500® Index	USD 2,475.00	12/18/2020	USD	6,548,828	22	212,586	198,770
Put - S&P 500® Index	USD 2,500.00	12/18/2020	USD	57,451,082	193	1,848,010	1,835,623
Put - S&P 500® Index	USD 2,525.00	12/18/2020	USD	5,655,806	19	203,763	189,715
Put - S&P 500® Index	USD 2,550.00	12/18/2020	USD	5,953,480	20	196,080	209,700
Put - S&P 500® Index	USD 2,575.00	12/18/2020	USD	32,744,140	110	1,213,080	1,212,750
Put - S&P 500® Index	USD 2,600.00	12/18/2020	USD	11,609,286	39	393,683	455,325
Put - S&P 500® Index	USD 2,625.00	12/18/2020	USD	32,744,140	110	1,334,410	1,334,080
Put - S&P 500® Index	USD 2,650.00	12/18/2020	USD	5,655,806	19	200,127	239,780

Total						$8,503,301	$8,381,638

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,110,865,466	$—	$—	$1,110,865,466
Other Investment Company	22,308,800	—	—	22,308,800
Repurchase Agreement	—	2,994,586	—	2,994,586
Exchange-Traded Options Purchased	8,381,638	—	—	8,381,638

Total Investments	$1,141,555,904	$2,994,586	$—	$1,144,550,490

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $21,862,624. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.3%
International Equity Fund - 5.9%
iShares MSCI EAFE ETF	445,342	$ 29,040,752

U.S. Equity Funds - 62.7%
iShares Core S&P 500 ETF	764,562	228,237,048
SPDR S&P 500 ETF Trust	179,953	53,404,652
Vanguard Small-Cap ETF (A)	187,815	28,902,850

		310,544,550

U.S. Fixed Income Funds - 29.7%
iShares 20+ Year Treasury Bond ETF	168,767	24,147,182
iShares Core U.S. Aggregate Bond ETF	304,765	34,490,255
Vanguard Total Bond Market ETF	1,050,070	88,657,410

		147,294,847

Total Exchange-Traded Funds (Cost $424,445,099)		486,880,149

OTHER INVESTMENT COMPANY - 0.0% (B)
Securities Lending Collateral - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (C)	31,400	31,400

Total Other Investment Company (Cost $31,400)		31,400

Principal	Value
REPURCHASE AGREEMENT - 0.4%

Fixed Income Clearing Corp., 1.05% (C), dated 09/30/2019, to be repurchased at $2,125,058 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $2,172,318.

$ 2,124,996	$ 2,124,996

Total Repurchase Agreement (Cost $2,124,996)	2,124,996

Total Investments Excluding Purchased Options (Cost $426,601,495)	489,036,545
Total Purchased Options - 1.1% (Cost $5,509,699)	5,399,420

Total Investments (Cost $432,111,194)	494,435,965
Net Other Assets (Liabilities) - 0.2%	941,995

Net Assets - 100.0%	$ 495,377,960

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price	Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD 2,300.00	12/18/2020	USD	9,227,894	31	$238,223	$192,355
Put - S&P 500® Index	USD 2,350.00	12/18/2020	USD	5,060,458	17	126,191	118,405
Put - S&P 500® Index	USD 2,400.00	12/18/2020	USD	33,339,488	112	923,845	864,640
Put - S&P 500® Index	USD 2,450.00	12/18/2020	USD	16,669,744	56	494,206	480,200
Put - S&P 500® Index	USD 2,475.00	12/18/2020	USD	3,572,088	12	115,956	108,420
Put - S&P 500® Index	USD 2,500.00	06/19/2020	USD	5,358,132	18	131,274	94,230
Put - S&P 500® Index	USD 2,500.00	12/18/2020	USD	37,209,250	125	1,192,491	1,188,875
Put - S&P 500® Index	USD 2,525.00	12/18/2020	USD	3,869,762	13	139,417	129,805
Put - S&P 500® Index	USD 2,550.00	12/18/2020	USD	4,167,436	14	137,256	146,790
Put - S&P 500® Index	USD 2,575.00	12/18/2020	USD	20,837,180	70	771,960	771,750
Put - S&P 500® Index	USD 2,600.00	12/18/2020	USD	7,739,524	26	263,314	303,550
Put - S&P 500® Index	USD 2,625.00	12/18/2020	USD	20,837,180	70	849,170	848,960
Put - S&P 500® Index	USD 2,650.00	12/18/2020	USD	3,572,088	12	126,396	151,440

Total						$5,509,699	$5,399,420

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$486,880,149	$—	$—	$486,880,149
Other Investment Company	31,400	—	—	31,400
Repurchase Agreement	—	2,124,996	—	2,124,996
Exchange-Traded Options Purchased	5,399,420	—	—	5,399,420

Total Investments	$492,310,969	$2,124,996	$—	$494,435,965

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $30,778. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rates disclosed reflect the yields at September 30, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Levin Large Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 5.1%
Textron, Inc.	3,127	$ 153,098
United Technologies Corp.	2,305	314,678

		467,776

Automobiles - 4.6%
General Motors Co.	11,174	418,801

Banks - 11.2%
Bank of America Corp.	12,203	355,961
Citigroup, Inc.	5,595	386,503
JPMorgan Chase & Co.	2,358	277,513

		1,019,977

Beverages - 5.7%
Cott Corp.	19,199	239,412
Keurig Dr. Pepper, Inc.	10,286	281,013

		520,425

Biotechnology - 5.8%
AbbVie, Inc.	7,044	533,372

Capital Markets - 2.6%
Morgan Stanley	5,495	234,472

Chemicals - 4.3%
DuPont de Nemours, Inc.	5,545	395,414

Communications Equipment - 5.3%
CommScope Holding Co., Inc. (A)	15,358	180,610
Nokia OYJ, ADR	60,164	304,430

		485,040

Diversified Telecommunication Services - 3.6%
AT&T, Inc.	8,750	331,100

Equity Real Estate Investment Trusts - 2.0%
SL Green Realty Corp.	2,247	183,692

Food & Staples Retailing - 3.2%
Walmart, Inc.	2,441	289,698

Food Products - 9.2%
Archer-Daniels-Midland Co.	7,049	289,503

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Kraft Heinz Co.	7,210	$ 201,411
TreeHouse Foods, Inc. (A)	6,262	347,228

		838,142

Health Care Providers & Services - 2.7%
Cigna Corp. (A)	1,612	244,685

Insurance - 8.1%
American International Group, Inc.	8,588	478,351
Lincoln National Corp.	4,412	266,132

		744,483

Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc., Class A (A)	343	114,130

Multi-Utilities - 5.9%
CenterPoint Energy, Inc.	17,752	535,755

Oil, Gas & Consumable Fuels - 8.9%
EOG Resources, Inc.	921	68,357
Exxon Mobil Corp.	2,717	191,847
Occidental Petroleum Corp.	8,610	382,887
Williams Cos., Inc.	7,139	171,764

		814,855

Semiconductors & Semiconductor Equipment - 4.8%
Intel Corp.	8,473	436,614

Specialty Retail - 1.9%
Lowe’s Cos., Inc.	1,604	176,376

Wireless Telecommunication Services - 1.6%
Vodafone Group PLC, ADR	7,138	142,118

Total Common Stocks (Cost $8,953,942)		8,926,925

Total Investments (Cost $8,953,942)		8,926,925
Net Other Assets (Liabilities) - 2.3%		207,686

Net Assets - 100.0%		$ 9,134,611

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$8,926,925	$—	$—	$8,926,925

Total Investments	$8,926,925	$—	$—	$8,926,925

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 6.1%
International Equity Funds - 2.8%
iShares Edge MSCI Min Vol EAFE ETF	17,793	$ 1,303,871
Vanguard FTSE All-World ex-US ETF	31,619	1,577,788

		2,881,659

U.S. Fixed Income Fund - 3.3%
iShares 20+ Year Treasury Bond ETF	23,395	3,347,356

Total Exchange-Traded Funds (Cost $5,722,188)		6,229,015

INVESTMENT COMPANIES - 89.4%
International Equity Funds - 4.1%
Transamerica International Equity (A)	59,104	1,014,823
Transamerica International Growth (A)	439,373	3,163,485

		4,178,308

International Fixed Income Fund - 1.8%
Transamerica Inflation Opportunities (A)	172,981	1,785,159

U.S. Equity Funds - 37.9%
Madison Dividend Income Fund	307,305	8,450,888
Madison Investors Fund	531,858	12,519,941
Madison Mid Cap Fund	419,116	4,828,221
Transamerica JPMorgan Enhanced Index VP (A)	25,449	509,735
Transamerica Large Cap Value (A)	97,170	1,077,616
Transamerica Small/Mid Cap Value VP (A)	5,662	104,072
Transamerica WMC US Growth VP (A)	363,301	11,142,434

		38,632,907

U.S. Fixed Income Funds - 45.6%
Madison Core Bond Fund	1,399,551	14,345,404
Transamerica Core Bond (A)	1,880,391	19,292,809
Transamerica Short-Term Bond (A)	1,278,000	12,895,016

		46,533,229

Total Investment Companies (Cost $87,348,118)		91,129,603

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
Fixed Income Clearing Corp., 1.05% (B), dated 09/30/2019, to be repurchased at $4,688,967 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $4,783,086.	$ 4,688,831	4,688,831

Total Repurchase Agreement (Cost $4,688,831)		4,688,831

Total Investments (Cost $97,759,137)		102,047,449
Net Other Assets (Liabilities) - (0.1)%		(81,375)

Net Assets - 100.0%		$ 101,966,074

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$6,229,015	$—	$—	$6,229,015
Investment Companies	91,129,603	—	—	91,129,603
Repurchase Agreement	—	4,688,831	—	4,688,831

Total Investments	$97,358,618	$4,688,831	$—	$102,047,449

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2019	Shares as of September 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$16,723,196	$2,760,182	$(1,324,849)	$(14,924)	$1,149,204	$19,292,809	1,880,391	$403,999	$—
Transamerica Inflation Opportunities	3,032,071	18,271	(1,426,050)	(10,381)	171,248	1,785,159	172,981	18,271	—
Transamerica International Equity	4,047,318	250,000	(3,604,136)	(507,466)	829,107	1,014,823	59,104	—	—
Transamerica International Growth	4,110,598	250,000	(1,741,397)	(596,199)	1,140,483	3,163,485	439,373	—	—
Transamerica JPMorgan Enhanced Index VP	101,937	457,763	—	—	(49,965)	509,735	25,449	64,817	—
Transamerica Large Cap Value	3,340,614	888,182	(3,535,606)	(459,627)	844,053	1,077,616	97,170	38,182	—
Transamerica Short-Term Bond	12,594,254	1,714,322	(1,702,224)	(25,337)	314,001	12,895,016	1,278,000	261,896	—
Transamerica Small/Mid Cap Value VP	470,423	8,941	(431,281)	(30,495)	86,484	104,072	5,662	8,941	—
Transamerica WMC US Growth VP	9,127,191	2,079,229	(1,267,284)	149,115	1,054,183	11,142,434	363,301	954,230	—

Total	$53,547,602	$8,426,890	$(15,032,827)	$(1,495,314)	$5,538,798	$50,985,149	4,321,431	$1,750,336	$—

(B)	Rate disclosed reflects the yield at September 30, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 6.6%
International Equity Funds - 2.0%
iShares Edge MSCI Min Vol EAFE ETF	8,732	$ 639,881
Vanguard FTSE All-World ex-US ETF	12,834	640,416

		1,280,297

U.S. Fixed Income Fund - 4.6%
iShares 20+ Year Treasury Bond ETF (A)	19,727	2,822,539

Total Exchange-Traded Funds (Cost $3,688,317)		4,102,836

INVESTMENT COMPANIES - 91.0%
International Equity Funds - 1.7%
Transamerica International Equity (B)	19,599	336,518
Transamerica International Growth (B)	95,370	686,665

		1,023,183

International Fixed Income Fund - 4.4%
Transamerica Inflation Opportunities (B)	265,191	2,736,769

U.S. Equity Funds - 22.8%
Madison Dividend Income Fund	143,967	3,959,089
Madison Investors Fund	224,773	5,291,150
Madison Mid Cap Fund	72,595	836,290
Transamerica Small/Mid Cap Value VP (B)	3,344	61,458
Transamerica WMC US Growth VP (B)	126,406	3,876,872

		14,024,859

U.S. Fixed Income Funds - 62.1%
Madison Core Bond Fund	1,127,179	11,553,582
Transamerica Core Bond (B)	1,396,306	14,326,101
Transamerica Short-Term Bond (B)	1,231,341	12,424,226

		38,303,909

Total Investment Companies (Cost $54,336,207)		56,088,720

OTHER INVESTMENT COMPANY - 4.2%
Securities Lending Collateral - 4.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (C)	2,567,994	2,567,994

Total Other Investment Company (Cost $2,567,994)		2,567,994

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp., 1.05% (C), dated 09/30/2019, to be repurchased at $1,514,767 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $1,549,521.	$ 1,514,723	1,514,723

Total Repurchase Agreement (Cost $1,514,723)		1,514,723

Total Investments (Cost $62,107,241)		64,274,273
Net Other Assets (Liabilities) - (4.3)%		(2,623,289)

Net Assets - 100.0%		$ 61,650,984

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$4,102,836	$—	$—	$4,102,836
Investment Companies	56,088,720	—	—	56,088,720
Other Investment Company	2,567,994	—	—	2,567,994
Repurchase Agreement	—	1,514,723	—	1,514,723

Total Investments	$62,759,550	$1,514,723	$—	$64,274,273

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $2,516,634. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2019	Shares as of September 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$13,188,643	$1,910,877	$(1,630,620)	$(26,119)	$883,320	$14,326,101	1,396,306	$310,877	$—
Transamerica Inflation Opportunities	4,114,038	24,550	(1,614,863)	(31,623)	244,667	2,736,769	265,191	24,550	—
Transamerica International Equity	1,139,867	—	(875,662)	(129,125)	201,438	336,518	19,599	—	—
Transamerica International Growth	1,131,190	—	(564,600)	(210,518)	330,593	686,665	95,370	—	—
Transamerica Large Cap Value	618,285	517,831	(1,212,586)	(86,489)	162,959	—	—	6,306	—
Transamerica Short-Term Bond	12,284,892	1,159,282	(1,302,529)	(16,626)	299,207	12,424,226	1,231,341	257,057	—
Transamerica Small/Mid Cap Value VP	140,864	5,280	(99,171)	(8,095)	22,580	61,458	3,344	5,280	—
Transamerica WMC US Growth VP	3,115,619	1,007,012	(680,247)	5,208	429,280	3,876,872	126,406	332,012	—

Total	$35,733,398	$4,624,832	$(7,980,278)	$(503,387)	$2,574,044	$34,448,609	3,137,557	$936,082	$—

(C)	Rates disclosed reflect the yields at September 30, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 40.9%
Aerospace & Defense - 1.7%
General Dynamics Corp.	8,200	$ 1,498,386
United Technologies Corp.	11,200	1,529,024

		3,027,410

Banks - 3.4%
Bank of America Corp.	32,500	948,025
JPMorgan Chase & Co.	22,500	2,648,025
US Bancorp	45,000	2,490,300

		6,086,350

Beverages - 1.0%
PepsiCo, Inc.	12,700	1,741,170

Biotechnology - 0.4%
Amgen, Inc.	4,000	774,040

Capital Markets - 2.0%
BlackRock, Inc.	4,500	2,005,380
Northern Trust Corp.	15,500	1,446,460

		3,451,840

Chemicals - 1.1%
Linde PLC	10,500	2,034,060

Communications Equipment - 1.2%
Cisco Systems, Inc.	41,500	2,050,515

Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	46,000	2,776,560

Electric Utilities - 1.0%
NextEra Energy, Inc.	7,800	1,817,322

Electrical Equipment - 0.5%
Emerson Electric Co.	13,000	869,180

Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd.	8,500	792,030

Food Products - 2.3%
Hershey Co.	10,200	1,580,898
Nestle SA, ADR	22,500	2,439,000

		4,019,898

Health Care Equipment & Supplies - 1.3%
Medtronic PLC	21,000	2,281,020

Hotels, Restaurants & Leisure - 2.0%
McDonald’s Corp.	10,800	2,318,868
Starbucks Corp.	13,000	1,149,460

		3,468,328

Household Products - 1.0%
Procter & Gamble Co.	14,000	1,741,320

Insurance - 2.1%
Chubb, Ltd.	10,500	1,695,120
Travelers Cos., Inc.	14,000	2,081,660

		3,776,780

IT Services - 1.6%
Accenture PLC, Class A	5,300	1,019,455
Automatic Data Processing, Inc.	5,400	871,668
Paychex, Inc.	11,500	951,855

		2,842,978

	Shares	Value
COMMON STOCKS (continued)
Machinery - 1.1%
Caterpillar, Inc.	14,800	$ 1,869,388

Media - 1.7%
Comcast Corp., Class A	67,000	3,020,360

Multi-Utilities - 0.7%
Dominion Energy, Inc.	14,300	1,158,872

Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp.	15,500	1,838,300
Exxon Mobil Corp.	30,500	2,153,605

		3,991,905

Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	25,000	1,267,750
Johnson & Johnson	13,000	1,681,940
Merck & Co., Inc.	23,000	1,936,140
Novartis AG, ADR	16,500	1,433,850
Pfizer, Inc.	32,500	1,167,725

		7,487,405

Road & Rail - 0.6%
Union Pacific Corp.	7,000	1,133,860

Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	15,000	1,675,950
Texas Instruments, Inc.	19,700	2,546,028

		4,221,978

Software - 0.5%
Microsoft Corp.	6,300	875,889

Specialty Retail - 1.7%
Home Depot, Inc.	7,000	1,624,140
TJX Cos., Inc.	25,000	1,393,500

		3,017,640

Trading Companies & Distributors - 1.1%
Fastenal Co.	59,000	1,927,530

Total Common Stocks (Cost $56,766,940)		72,255,628

	Principal	Value
ASSET-BACKED SECURITIES - 2.3%
American Express Credit Account Master Trust
Series 2017-1, Class B,
2.10%, 09/15/2022	$ 500,000	499,664
BMW Floorplan Master Owner Trust
Series 2018-1, Class A2,
1-Month LIBOR + 0.32%, 2.35% (A), 05/15/2023 (B)	175,000	175,051
CarMax Auto Owner Trust
Series 2018-3, Class A3,
3.13%, 06/15/2023	200,000	203,495

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC
Series 2017-4A, Class A1,
2.12%, 11/15/2029 (B)	$ 280,401	$ 280,315
Series 2018-1A, Class A1,
3.04%, 04/15/2030 (B)	356,912	360,787
Series 2018-2A, Class A1,
3.23%, 08/15/2030 (B)	120,782	122,392
Series 2018-3A, Class B,
3.62%, 01/15/2031 (B)	100,000	103,704
CNH Equipment Trust
Series 2019-A, Class A4,
3.22%, 01/15/2026	130,000	135,071
Enterprise Fleet Financing LLC
Series 2017-3, Class A2,
2.13%, 05/22/2023 (B)	335,968	335,759
Series 2017-3, Class A3,
2.36%, 05/20/2023 (B)	105,000	105,299
Evergreen Credit Card Trust
Series 2019-1, Class B,
3.59%, 01/15/2023 (B)	110,000	111,501
John Deere Owner Trust
Series 2018-B, Class A3,
3.08%, 11/15/2022	200,000	202,625
Synchrony Credit Card Master Note Trust
Series 2017-1, Class B,
2.19%, 06/15/2023	500,000	499,431
Verizon Owner Trust
Series 2017-1A, Class A,
2.06%, 09/20/2021 (B)	343,097	342,999
Series 2018-A, Class A1A,
3.23%, 04/20/2023	360,000	366,977
Wheels SPV 2 LLC
Series 2019-1A, Class A2,
2.30%, 05/22/2028 (B)	300,000	300,609

Total Asset-Backed Securities (Cost $4,091,107)		4,145,679

CORPORATE DEBT SECURITIES - 17.6%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.
2.93%, 01/15/2025	250,000	257,711

Banks - 3.4%
Bank of America Corp.
Fixed until 07/21/2022, 2.82% (A), 07/21/2023, MTN	500,000	507,599
Fixed until 10/01/2024, 3.09% (A), 10/01/2025, MTN	300,000	308,658
Bank of Montreal
1.90%, 08/27/2021, MTN	250,000	249,628
3.30%, 02/05/2024, MTN	165,000	171,697
Citigroup, Inc.
Fixed until 04/23/2028, 4.08% (A), 04/23/2029	400,000	435,539
Fifth Third Bank
3.35%, 07/26/2021	250,000	255,092
Huntington National Bank
3.55%, 10/06/2023	500,000	524,006
JPMorgan Chase & Co.
2.97%, 01/15/2023	250,000	254,523
3.13%, 01/23/2025	400,000	414,184
KeyCorp
5.10%, 03/24/2021, MTN	750,000	781,302
Mitsubishi UFJ Financial Group, Inc.
3.20%, 07/18/2029	400,000	413,318

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
PNC Bank NA
2.45%, 07/28/2022	$ 250,000	$ 252,600
PNC Financial Services Group, Inc.
3.45%, 04/23/2029	500,000	534,938
Regions Financial Corp.
2.75%, 08/14/2022	300,000	303,962
3.20%, 02/08/2021	250,000	253,085
Zions Bancorp NA
3.50%, 08/27/2021	250,000	255,460

		5,915,591

Biotechnology - 0.1%
AbbVie, Inc.
3.75%, 11/14/2023	225,000	236,623

Capital Markets - 0.9%
Cboe Global Markets, Inc.
3.65%, 01/12/2027	235,000	249,937
Goldman Sachs Group, Inc.
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	500,000	516,110
Intercontinental Exchange, Inc.
2.35%, 09/15/2022	300,000	302,580
Morgan Stanley
3.88%, 01/27/2026, MTN	250,000	268,346
4.30%, 01/27/2045	250,000	289,311

		1,626,284

Chemicals - 0.1%
DuPont de Nemours, Inc.
4.73%, 11/15/2028	175,000	200,171

Consumer Finance - 0.7%
American Express Co.
2.50%, 08/01/2022	200,000	202,008
4.20%, 11/06/2025	400,000	439,576
Capital One Financial Corp.
3.30%, 10/30/2024	500,000	517,505
General Motors Financial Co., Inc.
3.20%, 07/06/2021	50,000	50,513
Synchrony Financial
3.70%, 08/04/2026	100,000	102,063

		1,311,665

Containers & Packaging - 0.4%
WRKCo, Inc.
3.75%, 03/15/2025	300,000	315,800
3.90%, 06/01/2028	325,000	342,916

		658,716

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	100,000	105,527

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
3.00%, 02/15/2022	400,000	408,175
4.75%, 05/15/2046	75,000	83,173
Verizon Communications, Inc.
3.88%, 02/08/2029	250,000	274,341
4.33%, 09/21/2028	478,000	541,943
4.40%, 11/01/2034	300,000	343,183

		1,650,815

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.4%
Duke Energy Corp.
3.75%, 09/01/2046	$ 250,000	$ 257,389
Interstate Power & Light Co.
3.50%, 09/30/2049	225,000	226,093
PacifiCorp
4.15%, 02/15/2050	200,000	233,510

		716,992

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	292,000	309,069
4.00%, 12/21/2025 (B)	20,000	21,351

		330,420

Equity Real Estate Investment Trusts - 0.8%
Brixmor Operating Partnership, LP
3.65%, 06/15/2024	250,000	260,020
HCP, Inc.
3.25%, 07/15/2026	450,000	462,930
Simon Property Group, LP
3.38%, 03/15/2022	750,000	774,525

		1,497,475

Food & Staples Retailing - 0.3%
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	250,000	258,172
4.50%, 11/18/2034	300,000	319,844

		578,016

Food Products - 0.4%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	31,000	31,000
ConAgra Brands, Inc.
4.60%, 11/01/2025	250,000	274,929
Mars, Inc.
3.95%, 04/01/2049 (B)	300,000	341,962

		647,891

Health Care Providers & Services - 1.2%
Anthem, Inc.
2.38%, 01/15/2025	400,000	398,491
Cigna Corp.
4.38%, 10/15/2028	50,000	54,634
4.90%, 12/15/2048	100,000	114,408
CVS Health Corp.
2.63%, 08/15/2024	400,000	401,778
5.13%, 07/20/2045	250,000	283,365
Humana, Inc.
2.50%, 12/15/2020	250,000	250,570
UnitedHealth Group, Inc.
3.70%, 08/15/2049	500,000	529,381

		2,032,627

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp.
4.88%, 12/09/2045, MTN	250,000	302,290

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.
3.50%, 12/01/2024	200,000	207,608

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 0.6%
Aflac, Inc.
3.63%, 11/15/2024	$ 300,000	$ 319,379
4.75%, 01/15/2049	250,000	305,304
American International Group, Inc.
4.75%, 04/01/2048	300,000	350,357

		975,040

Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc.
2.80%, 08/22/2024	300,000	311,950
Expedia Group, Inc.
3.25%, 02/15/2030 (B)	600,000	598,289

		910,239

IT Services - 0.7%
Fidelity National Information Services, Inc.
4.75%, 05/15/2048	300,000	363,899
Fiserv, Inc.
3.50%, 07/01/2029	400,000	420,847
PayPal Holdings, Inc.
2.40%, 10/01/2024	450,000	452,440

		1,237,186

Media - 0.4%
Comcast Corp.
4.15%, 10/15/2028	350,000	392,604
Discovery Communications LLC
5.00%, 09/20/2037	250,000	268,751

		661,355

Oil, Gas & Consumable Fuels - 2.6%
BP Capital Markets America, Inc.
3.12%, 05/04/2026	200,000	208,520
ConocoPhillips Co.
4.15%, 11/15/2034	129,000	141,874
Energy Transfer Operating, LP
5.25%, 04/15/2029	100,000	112,872
Enterprise Products Operating LLC
3.75%, 02/15/2025	400,000	426,184
5.20%, 09/01/2020	300,000	308,254
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	266,349
Kinder Morgan, Inc.
5.55%, 06/01/2045	450,000	530,420
Marathon Oil Corp.
2.70%, 06/01/2020	250,000	250,490
Marathon Petroleum Corp.
3.80%, 04/01/2028	300,000	312,593
MPLX, LP
4.80%, 02/15/2029	150,000	165,593
Occidental Petroleum Corp.
3.50%, 08/15/2029	700,000	709,940
Phillips 66
4.65%, 11/15/2034	400,000	461,908
Valero Energy Corp.
6.63%, 06/15/2037	250,000	323,491
Valero Energy Partners, LP
4.50%, 03/15/2028	400,000	437,410

		4,655,898

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.
3.40%, 07/26/2029 (B)	$ 325,000	$ 347,139
Zoetis, Inc.
3.00%, 09/12/2027	500,000	513,033

		860,172

Road & Rail - 0.2%
Norfolk Southern Corp.
3.25%, 12/01/2021	400,000	408,329

Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.
5.30%, 12/15/2045	175,000	218,025
Intel Corp.
3.30%, 10/01/2021	925,000	952,095
3.73%, 12/08/2047	400,000	446,075

		1,616,195

Software - 0.4%
Citrix Systems, Inc.
4.50%, 12/01/2027	70,000	75,675
Oracle Corp.
4.00%, 07/15/2046	325,000	363,390
salesforce.com, Inc.
3.70%, 04/11/2028	300,000	329,280

		768,345

Specialty Retail - 0.3%
Lowe’s Cos., Inc.
4.55%, 04/05/2049	400,000	460,375

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp.
8.35%, 07/15/2046 (B)	75,000	98,921

Trading Companies & Distributors - 0.1%
Air Lease Corp.
3.63%, 04/01/2027	200,000	206,213

Total Corporate Debt Securities (Cost $29,076,911)		31,134,690

MORTGAGE-BACKED SECURITIES - 0.2%
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class A2,
2.66%, 02/15/2048	304,304	303,928
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A2,
2.86%, 03/15/2047	13,726	13,713

Total Mortgage-Backed Securities (Cost $315,862)		317,641

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.1%
Rancho Water District Financing Authority, Revenue Bonds,
Series A,
6.34%, 08/01/2040	185,000	191,766

Massachusetts - 0.0% (C)
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	35,000	35,126

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.6%
Metropolitan Transportation Authority, Revenue Bonds,
6.55%, 11/15/2031	$ 340,000	$ 441,721
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
6.27%, 08/01/2039	500,000	501,795

		943,516

Oregon - 0.1%
Washington County School District No. 1, General Obligation Limited,
4.36%, 06/30/2034	200,000	221,132

Total Municipal Government Obligations (Cost $1,443,643)		1,391,540

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.2%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/2034	500,000	504,315
3.00%, 09/01/2042 - 10/01/2046	1,432,984	1,473,782
3.50%, 11/01/2040 - 12/01/2047	1,928,592	2,008,207
4.00%, 04/01/2033 - 03/01/2047	893,936	938,998
4.50%, 02/01/2025 - 05/01/2048	1,118,314	1,197,673
5.50%, 01/01/2037	48,645	55,044
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.65%, 08/25/2026	500,000	519,238
2.98%, 11/25/2025	350,000	366,688
3.12%, 06/25/2027	750,000	802,232
Federal Home Loan Mortgage Corp. REMIC
5.00%, 07/15/2036	179,545	197,620
Federal National Mortgage Association
2.49% (A), 03/25/2023	292,995	297,496
2.50%, 10/01/2034	500,000	504,315
3.00%, 12/01/2028 - 03/01/2043	2,809,848	2,891,089
3.06% (A), 09/25/2027	679,675	711,811
3.20% (A), 11/25/2027	500,000	526,975
3.50%, 12/01/2031 - 08/01/2049	3,066,124	3,185,163
4.00%, 02/01/2035 - 11/01/2048	2,535,106	2,673,710
4.50%, 03/01/2039 - 07/01/2041	113,372	122,801
5.00%, 07/01/2035 (D)	0	0
Federal National Mortgage Association REMIC
2.50%, 04/25/2040	63,959	64,016
3.50%, 04/25/2031	372,996	391,770
FREMF Mortgage Trust
Series 2015-K721, Class B,
3.68% (A), 11/25/2047 (B)	274,000	281,808
Government National Mortgage Association
3.50%, 12/15/2042	101,236	106,539
4.00%, 12/15/2039	11,062	11,804
4.50%, 08/15/2040	7,840	8,535

Total U.S. Government Agency Obligations (Cost $19,548,926)		19,841,629

U.S. GOVERNMENT OBLIGATIONS - 22.1%
U.S. Treasury - 22.1%
U.S. Treasury Bond
2.50%, 02/15/2045	1,000,000	1,076,016
2.75%, 08/15/2042 - 11/15/2042	1,550,000	1,739,770

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
3.00%, 05/15/2047 - 02/15/2048	$ 2,000,000	$ 2,372,266
3.38%, 11/15/2048	1,500,000	1,911,269
3.75%, 08/15/2041	600,000	781,851
4.38%, 05/15/2041	500,000	706,719
U.S. Treasury Note
1.50%, 08/15/2026	2,000,000	1,984,062
1.63%, 08/15/2022	2,725,000	2,728,619
1.75%, 05/15/2022	240,000	240,975
2.00%, 07/31/2020 - 08/15/2025	10,000,000	10,093,994
2.13%, 03/31/2024	2,430,000	2,488,757
2.25%, 11/15/2025	500,000	518,535
2.38%, 05/15/2027	2,250,000	2,370,849
2.63%, 11/15/2020 - 02/15/2029	4,350,000	4,561,385
2.88%, 05/15/2028	1,750,000	1,920,762
3.13%, 05/15/2021	3,500,000	3,577,246

Total U.S. Government Obligations (Cost $37,082,942)		39,073,075

REPURCHASE AGREEMENT - 4.9%
Fixed Income Clearing Corp., 1.05% (E), dated 09/30/2019, to be repurchased at $8,617,856 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $8,793,903.	8,617,605	8,617,605

Total Repurchase Agreement (Cost $8,617,605)		8,617,605

Total Investments (Cost $156,943,936)		176,777,487
Net Other Assets (Liabilities) - (0.0)% (C)		(84,196)

Net Assets - 100.0%		$ 176,693,291

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$72,255,628	$—	$—	$72,255,628
Asset-Backed Securities	—	4,145,679	—	4,145,679
Corporate Debt Securities	—	31,134,690	—	31,134,690
Mortgage-Backed Securities	—	317,641	—	317,641
Municipal Government Obligations	—	1,391,540	—	1,391,540
U.S. Government Agency Obligations	—	19,841,629	—	19,841,629
U.S. Government Obligations	—	39,073,075	—	39,073,075
Repurchase Agreement	—	8,617,605	—	8,617,605

Total Investments	$72,255,628	$104,521,859	$—	$176,777,487

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the total value of 144A securities is $4,236,955, representing 2.4% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rounds to less than $1 or $(1).
(E)	Rate disclosed reflects the yield at September 30, 2019.
(F)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 16.7%
DeltaShares® S&P EM 100 & Managed Risk ETF (A)	479,000	$ 22,330,884
DeltaShares® S&P International Managed Risk ETF (A) (B)	2,115,049	102,019,389
Vanguard FTSE Developed Markets ETF	17,316,865	711,376,814
Vanguard FTSE Emerging Markets ETF	3,751,841	151,049,119

		986,776,206

U.S. Equity Funds - 37.4%
DeltaShares® S&P 400 Managed Risk ETF (A)	920,383	47,483,019
DeltaShares® S&P 500 Managed Risk ETF (A)	3,726,403	211,652,238
DeltaShares® S&P 600 Managed Risk ETF (A)	311,845	16,321,312
iShares Core S&P Total US Stock Market ETF	7,338,670	492,204,597
Schwab U.S. Broad Market ETF (B)	6,502,399	461,800,377
Vanguard Total Stock Market ETF (B)	6,468,768	976,783,968

		2,206,245,511

U.S. Fixed Income Funds - 45.3%
iShares Core U.S. Aggregate Bond ETF	10,522,612	1,190,844,000
Vanguard Total Bond Market ETF	17,511,667	1,478,510,045

		2,669,354,045

Total Exchange-Traded Funds (Cost $5,404,169,775)		5,862,375,762

OTHER INVESTMENT COMPANY - 1.8%
Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (C)	109,125,350	109,125,350

Total Other Investment Company (Cost $109,125,350)		109,125,350

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.05% (C), dated 09/30/2019, to be repurchased at $37,881,327 on 10/01/2019. Collateralized by U.S. Government Obligations, 1.13% -2.13%, due 09/30/2021, and with a total value of $38,640,762.	$ 37,880,222	37,880,222

Total Repurchase Agreement (Cost $37,880,222)		37,880,222

Total Investments (Cost $5,551,175,347)		6,009,381,334
Net Other Assets (Liabilities) - (1.8)%		(108,412,409)

Net Assets - 100.0%		$ 5,900,968,925

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$5,862,375,762	$—	$—	$5,862,375,762
Other Investment Company	109,125,350	—	—	109,125,350
Repurchase Agreement	—	37,880,222	—	37,880,222

Total Investments	$5,971,501,112	$37,880,222	$—	$6,009,381,334

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the shares of DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2019	Shares as of September 30, 2019	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$52,405,330	$—	$(8,455,645)	$325,848	$3,207,486	$47,483,019	920,383	$478,333	$—
DeltaShares® S&P 500 Managed Risk ETF	198,081,868	—	(8,208,358)	698,413	21,080,315	211,652,238	3,726,403	2,728,375	—
DeltaShares® S&P 600 Managed Risk ETF	16,980,357	—	(1,312,671)	92,543	561,083	16,321,312	311,845	143,663	—
DeltaShares® S&P EM 100 & Managed Risk ETF	—	23,809,797	—	—	(1,478,913)	22,330,884	479,000	302,078	—
DeltaShares® S&P International Managed Risk ETF	112,766,180	—	(17,641,875)	(787,161)	7,682,245	102,019,389	2,115,049	2,827,508	—

Total	$380,233,735	$23,809,797	$(35,618,549)	$329,643	$31,052,216	$399,806,842	7,552,680	$6,479,957	$—

(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $106,826,286. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 6.6%
DeltaShares® S&P EM 100 & Managed Risk ETF (A)	37,000	$ 1,724,933
DeltaShares® S&P International Managed Risk ETF (A)	167,067	8,058,477
Vanguard FTSE Developed Markets ETF	804,222	33,037,440
Vanguard FTSE Emerging Markets ETF	173,660	6,991,551

		49,812,401

U.S. Equity Funds - 18.2%
DeltaShares® S&P 400 Managed Risk ETF (A)	84,966	4,383,438
DeltaShares® S&P 500 Managed Risk ETF (A)	344,945	19,592,186
DeltaShares® S&P 600 Managed Risk ETF (A)	29,007	1,518,166
iShares Core S&P Total US Stock Market ETF	443,263	29,729,649
Schwab U.S. Broad Market ETF	393,842	27,970,659
Vanguard Total Stock Market ETF	353,106	53,319,006

		136,513,104

U.S. Fixed Income Funds - 74.6%
iShares Core U.S. Aggregate Bond ETF	1,647,905	186,493,409
Schwab U.S. Aggregate Bond ETF (B)	3,439,586	185,221,706
Vanguard Total Bond Market ETF	2,230,952	188,359,277

		560,074,392

Total Exchange-Traded Funds (Cost $709,113,170)		746,399,897

OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (C)	8,409,500	8,409,500

Total Other Investment Company (Cost $8,409,500)		8,409,500

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.05% (C), dated 09/30/2019, to be repurchased at $4,526,308 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $4,618,667.	$ 4,526,176	4,526,176

Total Repurchase Agreement (Cost $4,526,176)		4,526,176

Total Investments (Cost $722,048,846)		759,335,573
Net Other Assets (Liabilities) - (1.1)%		(7,936,769)

Net Assets - 100.0%		$ 751,398,804

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$746,399,897	$—	$—	$746,399,897
Other Investment Company	8,409,500	—	—	8,409,500
Repurchase Agreement	—	4,526,176	—	4,526,176

Total Investments	$754,809,397	$4,526,176	$—	$759,335,573

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the shares of DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2019	Shares as of September 30, 2019	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$4,633,507	$—	$(563,710)	$21,723	$291,918	$4,383,438	84,966	$43,283	$—
DeltaShares® S&P 500 Managed Risk ETF	19,006,166	—	(1,477,504)	125,714	1,937,810	19,592,186	344,945	256,442	—
DeltaShares® S&P 600 Managed Risk ETF	1,563,063	—	(105,014)	7,403	52,714	1,518,166	29,007	13,293	—
DeltaShares® S&P EM 100 & Managed Risk ETF	—	1,839,171	—	—	(114,238)	1,724,933	37,000	23,334	—
DeltaShares® S&P International Managed Risk ETF	9,085,923	—	(1,582,016)	(70,587)	625,157	8,058,477	167,067	224,991	—

Total	$34,288,659	$1,839,171	$(3,728,244)	$84,253	$2,793,361	$35,277,200	662,985	$561,343	$—

(B)	All or a portion of the security is on loan. The value of the security on loan is $8,233,665. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 24.8%
DeltaShares® S&P EM 100 & Managed Risk ETF (A)	334,000	$ 15,571,013
DeltaShares® S&P International Managed Risk ETF (A) (B)	1,476,681	71,227,708
Vanguard FTSE Developed Markets ETF	11,786,866	484,204,456
Vanguard FTSE Emerging Markets ETF	2,822,770	113,644,720

		684,647,897

U.S. Equity Funds - 55.9%
DeltaShares® S&P 400 Managed Risk ETF (A) (B)	674,838	34,815,230
DeltaShares® S&P 500 Managed Risk ETF (A)	2,600,608	147,709,333
DeltaShares® S&P 600 Managed Risk ETF (A)	231,763	12,129,989
iShares Core S&P Total US Stock Market ETF	4,635,823	310,924,648
Schwab U.S. Broad Market ETF	4,179,937	296,859,126
Vanguard Total Stock Market ETF (B)	4,918,503	742,693,953

		1,545,132,279

U.S. Fixed Income Funds - 18.7%
iShares Core U.S. Aggregate Bond ETF	2,262,233	256,016,909
Vanguard Total Bond Market ETF	3,072,812	259,437,517

		515,454,426

Total Exchange-Traded Funds (Cost $2,655,527,106)		2,745,234,602

OTHER INVESTMENT COMPANY - 7.6%
Securities Lending Collateral - 7.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (C)	210,286,944	210,286,944

Total Other Investment Company (Cost $210,286,944)		210,286,944

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.05% (C), dated 09/30/2019, to be repurchased at $16,942,801 on 10/01/2019. Collateralized by a U.S. Government Obligation, 2.13%, due 09/30/2021, and with a value of $17,285,232.	$ 16,942,306	16,942,306

Total Repurchase Agreement (Cost $16,942,306)		16,942,306

Total Investments (Cost $2,882,756,356)		2,972,463,852
Net Other Assets (Liabilities) - (7.6)%		(210,273,027)

Net Assets - 100.0%		$ 2,762,190,825

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$2,745,234,602	$—	$—	$2,745,234,602
Other Investment Company	210,286,944	—	—	210,286,944
Repurchase Agreement	—	16,942,306	—	16,942,306

Total Investments	$2,955,521,546	$16,942,306	$—	$2,972,463,852

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the shares of DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2019	Shares as of September 30, 2019	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$38,570,135	$—	$(6,354,545)	$244,879	$2,354,761	$34,815,230	674,838	$351,345	$—
DeltaShares® S&P 500 Managed Risk ETF	145,051,166	—	(13,239,164)	1,323,384	14,573,947	147,709,333	2,600,608	1,978,997	—
DeltaShares® S&P 600 Managed Risk ETF	12,842,603	—	(1,207,657)	85,140	409,903	12,129,989	231,763	107,724	—
DeltaShares® S&P EM 100 & Managed Risk ETF	—	16,602,238	—	—	(1,031,225)	15,571,013	334,000	210,634	—
DeltaShares® S&P International Managed Risk ETF	78,370,767	—	(11,937,029)	(532,617)	5,326,587	71,227,708	1,476,681	1,970,782	—

Total	$274,834,671	$16,602,238	$(32,738,395)	$1,120,786	$21,633,973	$281,453,273	5,317,890	$4,619,482	$—

(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $205,856,363. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.0%
Federal Home Loan Banks
1.88%, 11/29/2021	$ 14,000,000	$ 14,056,994
2.25%, 12/08/2023	1,000,000	1,023,689
3.25%, 11/16/2028	24,000,000	26,745,529
Federal Home Loan Mortgage Corp.
2.38%, 01/13/2022	17,500,000	17,769,471
2.75%, 06/19/2023	27,000,000	28,091,564
Federal National Mortgage Association
2.50%, 02/05/2024	40,000,000	41,508,076
6.25%, 05/15/2029	1,500,000	2,073,844

Total U.S. Government Agency Obligations (Cost $126,636,523)		131,269,167

U.S. GOVERNMENT OBLIGATIONS - 52.8%
U.S. Treasury - 52.8%
U.S. Treasury Bond, Principal Only STRIPS
05/15/2023 - 08/15/2034	248,500,000	223,471,601

Total U.S. Government Obligations (Cost $212,902,455)		223,471,601

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (A)
U.S. Treasury Bill
1.95% (B), 12/19/2019 (C)	200,000	199,162

Total Short-Term U.S. Government Obligation (Cost $199,162)		199,162

Principal	Value
REPURCHASE AGREEMENT - 0.8%

Fixed Income Clearing Corp., 1.05% (B), dated 09/30/2019, to be repurchased at $3,209,721 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $3,278,407.

$ 3,209,628	$ 3,209,628

Total Repurchase Agreement (Cost $3,209,628)	3,209,628

Total Investments Excluding Purchased Options (Cost $342,947,768)	358,149,558
Total Purchased Options - 15.3% (Cost $72,317,058)	64,618,622

Total Investments (Cost $415,264,826)	422,768,180
Net Other Assets (Liabilities) - 0.1%	233,893

Net Assets - 100.0%	$ 423,002,073

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - S&P 500® - Flexible Exchange Option	GSC	USD	2,850.00	07/20/2023	USD	208,371,800	700	$35,921,229	$32,368,329
Call - S&P 500® - Flexible Exchange Option	GSC	USD	2,900.00	01/22/2024	USD	208,371,800	700	36,395,829	32,250,293

Total								$72,317,058	$64,618,622

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	8	12/20/2019	$1,203,535	$1,191,400	$—	$(12,135)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$131,269,167	$—	$131,269,167
U.S. Government Obligations	—	223,471,601	—	223,471,601
Short-Term U.S. Government Obligation	—	199,162	—	199,162
Repurchase Agreement	—	3,209,628	—	3,209,628
Over-the-Counter Options Purchased	64,618,622	—	—	64,618,622

Total Investments	$64,618,622	$358,149,558	$—	$422,768,180

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(12,135)	$—	$—	$(12,135)

Total Other Financial Instruments	$(12,135)	$—	$—	$(12,135)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Rates disclosed reflect the yields at September 30, 2019.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $199,160.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATION:

GSC	Goldman Sachs & Co.

PORTFOLIO ABBREVIATION:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 91.1%
Biotechnology - 0.8%
Alnylam Pharmaceuticals, Inc. (A)	31,285	$ 2,515,940
Moderna, Inc. (A) (B)	89,099	1,418,456

		3,934,396

Chemicals - 5.0%
Ecolab, Inc.	124,527	24,661,327

Entertainment - 10.6%
Netflix, Inc. (A)	36,542	9,779,370
Spotify Technology SA (A)	160,968	18,350,352
Walt Disney Co.	181,588	23,664,548

		51,794,270

Health Care Equipment & Supplies - 7.3%
DexCom, Inc. (A)	61,760	9,217,062
Intuitive Surgical, Inc. (A)	48,463	26,166,628

		35,383,690

Health Care Providers & Services - 2.0%
Convetrus, Inc. (A) (B)	262,712	3,123,646
Guardant Health, Inc. (A)	103,305	6,593,958

		9,717,604

Health Care Technology - 3.2%
Veeva Systems, Inc., Class A (A)	100,903	15,406,879

Household Durables - 2.0%
Roku, Inc. (A) (B)	96,633	9,833,374

Interactive Media & Services - 11.0%
Alphabet, Inc., Class C (A)	11,312	13,789,328
Facebook, Inc., Class A (A)	38,884	6,924,463
Snap, Inc., Class A (A) (B)	455,413	7,195,525
Twitter, Inc. (A)	627,753	25,863,424

		53,772,740

Internet & Direct Marketing Retail - 12.1%
Amazon.com, Inc. (A)	19,776	34,329,356
Chewy, Inc., Class A (A) (B)	128,314	3,153,958
Farfetch, Ltd., Class A (A)	428,907	3,705,757
MercadoLibre, Inc. (A)	21,341	11,763,799
Wayfair, Inc., Class A (A) (B)	51,925	5,821,831

		58,774,701

IT Services - 12.5%
Adyen NV (A) (C)	10,030	6,607,423
MongoDB, Inc. (A) (B)	61,407	7,398,315
Okta, Inc. (A)	68,998	6,793,543
Shopify, Inc., Class A (A)	54,795	17,077,410
Square, Inc., Class A (A)	99,300	6,151,635
Twilio, Inc., Class A (A)	153,061	16,830,587

		60,858,913

Life Sciences Tools & Services - 4.7%
Illumina, Inc. (A)	74,812	22,759,307

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 3.2%
Uber Technologies, Inc. (A) (B)	393,320	$ 11,984,460
Union Pacific Corp.	21,968	3,558,377

		15,542,837

Semiconductors & Semiconductor Equipment - 1.6%
NVIDIA Corp.	45,237	7,874,404

Software - 15.1%
Atlassian Corp. PLC, Class A (A)	55,627	6,977,851
Coupa Software, Inc. (A)	93,455	12,108,964
ServiceNow, Inc. (A)	67,266	17,075,474
Slack Technologies, Inc., Class A (A) (B)	656,291	15,573,786
Trade Desk, Inc., Class A (A)	30,408	5,703,020
Workday, Inc., Class A (A)	96,306	16,368,168

		73,807,263

Total Common Stocks (Cost $406,096,413)		444,121,705

OTHER INVESTMENT COMPANY - 10.6%
Securities Lending Collateral - 10.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (D)	51,576,068	51,576,068

Total Other Investment Company (Cost $51,576,068)		51,576,068

	Principal	Value
REPURCHASE AGREEMENT - 5.2%
Fixed Income Clearing Corp., 1.05% (D), dated 09/30/2019, to be repurchased at $25,112,347 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $25,616,938.	$ 25,111,615	25,111,615

Total Repurchase Agreement (Cost $25,111,615)		25,111,615

Total Investments Excluding Purchased Options (Cost $482,784,096)		520,809,388
Total Purchased Options - 0.2% (Cost $1,859,188)		994,567

Total Investments (Cost $484,643,284)		521,803,955
Net Other Assets (Liabilities) - (7.1)%		(34,720,497)

Net Assets - 100.0%		$ 487,083,458

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount/ Number of Contracts	Premiums Paid	Value
Put - USD vs. CNH	BNP	USD 7.58	01/17/2020	USD 79,645,315	$407,715	$192,105
Put - USD vs. CNH	RBS	USD 7.85	06/16/2020	USD 99,714,731	514,528	403,246
Put - USD vs. CNH	RBS	USD 8.00	10/21/2019	USD 74,992,337	440,955	825
Put - USD vs. CNH	RBS	USD 8.09	09/21/2020	USD 91,901,001	495,990	398,391

Total					$1,859,188	$994,567

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$437,514,282	$6,607,423	$—	$444,121,705
Other Investment Company	51,576,068	—	—	51,576,068
Repurchase Agreement	—	25,111,615	—	25,111,615
Over-the-Counter Foreign Exchange Options Purchased	—	994,567	—	994,567

Total Investments	$489,090,350	$32,713,605	$—	$521,803,955

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $50,389,589. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the value of the 144A security is $6,607,423, representing 1.4% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
RBS	Royal Bank of Scotland PLC

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 59.5%
Aerospace & Defense - 1.4%
Boeing Co.	10,790	$ 4,105,271
General Dynamics Corp.	45,660	8,343,452
Northrop Grumman Corp.	11,440	4,287,597
United Technologies Corp.	58,840	8,032,837

		24,769,157

Airlines - 0.2%
Delta Air Lines, Inc.	40,730	2,346,048
Southwest Airlines Co.	19,400	1,047,794
United Airlines Holdings, Inc. (A)	10,020	885,868

		4,279,710

Auto Components - 0.1%
BorgWarner, Inc.	11,151	409,019
Magna International, Inc.	38,710	2,064,404

		2,473,423

Automobiles - 0.2%
General Motors Co.	84,330	3,160,688

Banks - 2.9%
Bank of America Corp.	474,110	13,829,789
Citigroup, Inc.	204,020	14,093,701
Citizens Financial Group, Inc.	33,510	1,185,249
Fifth Third Bancorp	63,500	1,738,630
KeyCorp	294,800	5,259,232
Regions Financial Corp.	97,500	1,542,450
SunTrust Banks, Inc.	42,960	2,955,648
Wells Fargo & Co.	186,680	9,416,139

		50,020,838

Beverages - 1.3%
Coca-Cola Co.	286,010	15,570,384
Constellation Brands, Inc., Class A	13,360	2,769,261
PepsiCo, Inc.	29,680	4,069,128

		22,408,773

Biotechnology - 1.5%
AbbVie, Inc.	113,870	8,622,236
Alexion Pharmaceuticals, Inc. (A)	30,340	2,971,500
Amgen, Inc.	4,520	874,665
Biogen, Inc. (A)	15,900	3,701,838
Celgene Corp. (A)	41,170	4,088,181
Regeneron Pharmaceuticals, Inc. (A)	8,240	2,285,776
Vertex Pharmaceuticals, Inc. (A)	22,190	3,759,430

		26,303,626

Building Products - 0.2%
Masco Corp.	80,480	3,354,406

Capital Markets - 1.9%
Ameriprise Financial, Inc.	13,900	2,044,690
BlackRock, Inc.	4,800	2,139,072
Charles Schwab Corp.	95,330	3,987,654
Franklin Resources, Inc.	74,200	2,141,412
Intercontinental Exchange, Inc.	102,720	9,477,975
Invesco, Ltd.	105,000	1,778,700
Morgan Stanley	220,990	9,429,643

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
S&P Global, Inc.	2,400	$ 587,952
TD Ameritrade Holding Corp.	40,850	1,907,695

		33,494,793

Chemicals - 1.2%
Celanese Corp.	29,420	3,597,772
Corteva, Inc.	73,016	2,044,448
Dow, Inc.	56,860	2,709,379
DuPont de Nemours, Inc.	45,116	3,217,222
Eastman Chemical Co.	60,960	4,500,677
Linde PLC	16,150	3,128,578
LyondellBasell Industries NV, Class A	12,300	1,100,481

		20,298,557

Commercial Services & Supplies - 0.1%
Cintas Corp.	2,620	702,422
Waste Management, Inc.	8,600	989,000

		1,691,422

Communications Equipment - 0.2%
Cisco Systems, Inc.	50,190	2,479,888
Motorola Solutions, Inc.	4,290	731,059

		3,210,947

Consumer Finance - 0.6%
American Express Co.	12,510	1,479,683
Capital One Financial Corp.	72,410	6,587,862
Synchrony Financial	59,100	2,014,719

		10,082,264

Containers & Packaging - 0.3%
Avery Dennison Corp.	3,290	373,645
Crown Holdings, Inc. (A)	38,080	2,515,565
Packaging Corp. of America	13,100	1,389,910
WestRock Co.	37,550	1,368,698

		5,647,818

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	16,840	397,761

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	80,760	16,799,695

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	17,100	647,064
Verizon Communications, Inc.	204,100	12,319,476

		12,966,540

Electric Utilities - 1.9%
American Electric Power Co., Inc.	59,920	5,613,905
Edison International	78,400	5,912,928
Entergy Corp.	32,000	3,755,520
Exelon Corp.	21,050	1,016,925
NextEra Energy, Inc.	43,260	10,079,147
Xcel Energy, Inc.	112,030	7,269,627

		33,648,052

Electrical Equipment - 0.6%
Eaton Corp. PLC	120,780	10,042,857

Entertainment - 0.9%
Electronic Arts, Inc. (A)	43,660	4,270,821
Netflix, Inc. (A)	26,100	6,984,882

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
Viacom, Inc., Class B	7,000	$ 168,210
Walt Disney Co.	32,570	4,244,523

		15,668,436

Equity Real Estate Investment Trusts - 1.5%
AvalonBay Communities, Inc.	23,030	4,959,050
Boston Properties, Inc.	8,650	1,121,559
Digital Realty Trust, Inc.	6,300	817,803
Equinix, Inc.	7,210	4,158,728
Equity Residential	17,660	1,523,352
Federal Realty Investment Trust	15,590	2,122,423
Host Hotels & Resorts, Inc.	71,220	1,231,394
Mid-America Apartment Communities, Inc.	4,600	598,046
Prologis, Inc.	59,480	5,068,885
Public Storage	4,440	1,088,999
Ventas, Inc.	23,370	1,706,711
VICI Properties, Inc.	37,819	856,600

		25,253,550

Food Products - 0.6%
Conagra Brands, Inc.	20,800	638,144
General Mills, Inc.	60,200	3,318,224
Mondelez International, Inc., Class A	126,640	7,005,725

		10,962,093

Health Care Equipment & Supplies - 1.8%
Becton Dickinson and Co.	4,600	1,163,616
Boston Scientific Corp. (A)	213,510	8,687,722
Intuitive Surgical, Inc. (A)	3,410	1,841,161
Medtronic PLC	111,620	12,124,165
Zimmer Biomet Holdings, Inc.	57,990	7,960,287

		31,776,951

Health Care Providers & Services - 1.6%
Anthem, Inc.	18,910	4,540,291
Cigna Corp. (A)	61,290	9,303,209
McKesson Corp.	7,930	1,083,714
UnitedHealth Group, Inc.	55,690	12,102,551

		27,029,765

Hotels, Restaurants & Leisure - 0.9%
Hilton Worldwide Holdings, Inc.	38,210	3,557,733
McDonald’s Corp.	14,800	3,177,708
Royal Caribbean Cruises, Ltd.	8,870	960,887
Yum! Brands, Inc.	63,480	7,200,537

		14,896,865

Household Durables - 0.2%
Lennar Corp., Class A	50,950	2,845,557

Household Products - 0.7%
Kimberly-Clark Corp.	3,900	553,995
Procter & Gamble Co.	95,150	11,834,757

		12,388,752

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	64,880	10,977,696

Insurance - 1.4%
Allstate Corp.	26,680	2,899,582
American International Group, Inc.	73,570	4,097,849
Arthur J. Gallagher & Co.	17,300	1,549,561
Everest Re Group, Ltd.	5,540	1,474,139
Hartford Financial Services Group, Inc.	100,050	6,064,031

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Lincoln National Corp.	10,810	$ 652,059
MetLife, Inc.	134,190	6,328,400
Progressive Corp.	10,000	772,500

		23,838,121

Interactive Media & Services - 2.7%
Alphabet, Inc., Class A (A)	15,320	18,707,865
Alphabet, Inc., Class C (A)	14,060	17,139,140
Facebook, Inc., Class A (A)	59,450	10,586,856

		46,433,861

Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (A)	20,020	34,752,918
Booking Holdings, Inc. (A)	430	843,922
Expedia Group, Inc.	43,240	5,811,889

		41,408,729

IT Services - 3.8%
Accenture PLC, Class A	50,400	9,694,440
Automatic Data Processing, Inc.	70,670	11,407,551
Cognizant Technology Solutions Corp., Class A	64,300	3,875,040
Fiserv, Inc. (A)	22,116	2,290,996
Mastercard, Inc., Class A	71,760	19,487,863
PayPal Holdings, Inc. (A)	89,750	9,297,203
Visa, Inc., Class A	58,600	10,079,786

		66,132,879

Leisure Products - 0.1%
Hasbro, Inc.	13,000	1,542,970

Life Sciences Tools & Services - 0.7%
Illumina, Inc. (A)	6,110	1,858,784
Thermo Fisher Scientific, Inc.	37,740	10,992,530

		12,851,314

Machinery - 1.5%
Caterpillar, Inc.	22,200	2,804,082
Cummins, Inc.	30,390	4,943,541
Deere & Co.	18,780	3,167,811
Ingersoll-Rand PLC	33,090	4,077,019
PACCAR, Inc.	30,590	2,141,606
Parker-Hannifin Corp.	16,000	2,889,760
Snap-on, Inc.	9,960	1,559,138
Stanley Black & Decker, Inc.	28,890	4,172,005

		25,754,962

Media - 1.9%
Altice, Inc., Class A (A)	66,060	1,894,601
Charter Communications, Inc., Class A (A)	22,030	9,079,003
Comcast Corp., Class A	381,610	17,202,979
Discovery, Inc., Class A (A) (C)	92,420	2,461,145
Discovery, Inc., Class C (A)	100,788	2,481,400

		33,119,128

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	54,490	521,469
Newmont Goldcorp Corp.	19,800	750,816

		1,272,285

Multi-Utilities - 0.2%
Sempra Energy	19,900	2,937,439

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 2.7%
Chevron Corp.	136,460	$ 16,184,156
Concho Resources, Inc.	9,540	647,766
Diamondback Energy, Inc.	41,960	3,772,624
EOG Resources, Inc.	95,260	7,070,197
Exxon Mobil Corp.	41,320	2,917,605
Marathon Petroleum Corp.	104,060	6,321,645
ONEOK, Inc.	60,520	4,459,719
Pioneer Natural Resources Co.	39,150	4,923,895

		46,297,607

Pharmaceuticals - 2.5%
Allergan PLC	12,320	2,073,333
Bristol-Myers Squibb Co.	99,610	5,051,223
Eli Lilly & Co.	68,021	7,606,789
Johnson & Johnson	80,430	10,406,033
Merck & Co., Inc.	153,930	12,957,827
Pfizer, Inc.	131,430	4,722,280

		42,817,485

Road & Rail - 1.0%
Kansas City Southern	4,100	545,341
Lyft, Inc., Class A (A) (C)	20,400	833,136
Norfolk Southern Corp.	51,270	9,211,168
Union Pacific Corp.	39,530	6,403,070

		16,992,715

Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (A)	108,100	3,133,819
Analog Devices, Inc.	75,820	8,471,368
Intel Corp.	30,860	1,590,216
KLA Corp.	13,600	2,168,520
NVIDIA Corp.	37,040	6,447,553
NXP Semiconductors NV	55,700	6,077,984
Skyworks Solutions, Inc.	3,800	301,150
Teradyne, Inc.	90,260	5,226,957
Texas Instruments, Inc.	83,580	10,801,879

		44,219,446

Software - 3.8%
Intuit, Inc.	9,590	2,550,365
Microsoft Corp.	393,860	54,758,356
salesforce.com, Inc. (A)	57,990	8,608,035

		65,916,756

Specialty Retail - 2.9%
Advance Auto Parts, Inc.	22,250	3,680,150
AutoZone, Inc. (A)	6,720	7,288,646
Best Buy Co., Inc.	70,630	4,872,764
Home Depot, Inc.	53,930	12,512,838
Lowe’s Cos., Inc.	77,660	8,539,494
O’Reilly Automotive, Inc. (A)	8,670	3,455,082
Ross Stores, Inc.	30,240	3,321,864
TJX Cos., Inc.	120,830	6,735,064

		50,405,902

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	196,700	44,054,899
HP, Inc.	139,260	2,634,799

		46,689,698

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	52,200	$ 4,902,624
Ralph Lauren Corp.	11,000	1,050,170

		5,952,794

Tobacco - 0.8%
Altria Group, Inc.	79,550	3,253,595
Philip Morris International, Inc.	130,480	9,907,346

		13,160,941

Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (A)	37,470	1,467,887

Wireless Telecommunication Services - 0.1%
T-Mobile, Inc. (A)	17,350	1,366,660

Total Common Stocks (Cost $862,463,962)		1,027,430,571

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.64% (D)	15,621	428,484

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (C) (D)	1,280	31,578

Total Preferred Stocks (Cost $460,660)		460,062

	Principal	Value
ASSET-BACKED SECURITIES - 3.2%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 582,916	640,029
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 3.23% (D), 07/18/2027 (E)	936,000	936,262
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	564,292	563,033
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.51% (D), 10/18/2030 (E)	3,380,000	3,379,997
Series 2017-3A, Class A1,
3-Month LIBOR + 1.22%, 3.50% (D), 07/20/2030 (E)	2,500,000	2,499,965
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (E)	230,999	231,591
ICG CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 3.50% (D), 01/20/2030 (E)	1,100,000	1,097,510
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	1,070,356	1,107,789

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	$ 1,504,630	$ 1,574,585
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	1,035,000	1,072,489
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 3.64% (D), 04/15/2029 (E)	1,395,000	1,395,013
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (D), 04/25/2057 (E)	350,235	350,771
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	150,377	150,121
Series 2019-1A, Class A,
2.89%, 11/20/2036 (E)	630,424	641,818
New Residential Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.52%, 08/15/2053 (E)	1,825,000	1,820,474
Series 2019-T3, Class AT3,
2.51%, 10/20/2052 (E)	2,600,000	2,605,509
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/15/2051 (E)	140,000	139,885
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.47% (D), 01/20/2031 (E)	1,400,000	1,398,055
Ocwen Master Advance Receivables Trust
Series 2019-T1, Class AT1,
2.51%, 08/15/2050 (E)	3,450,000	3,458,535
Series 2019-T2, Class AT2,
2.42%, 08/15/2051 (E)	3,450,000	3,458,303
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (E)	199,377	200,126
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	1,222,832	1,228,806
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	218,809	222,325
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	179,024	181,874
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	539,118	547,166
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 3.55% (D), 07/20/2030 (E)	915,000	914,620
Sierra Timeshare Conduit Receivables Funding LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (E)	256,082	258,397
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	49,868	49,852
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	51,946	51,934
Series 2015-3A, Class A,
2.58%, 09/20/2032 (E)	31,923	31,903
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	242,257	241,647

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2019-1A, Class A,
3.20%, 01/20/2036 (E)	$ 703,917	$ 713,351
SolarCity LMC LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	506,170	511,014
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (E)	514,286	514,015
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	853,805	856,128
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	1,177,966	1,177,353
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	520,337	522,154
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	382,210	382,786
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	599,385	600,337
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	1,333,914	1,339,181
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	606,324	603,865
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	864,557	859,423
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	1,143,002	1,153,433
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	935,070	942,170
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	691,057	692,997
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	1,751,362	1,768,060
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	1,528,002	1,547,217
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	1,779,037	1,823,512
Series 2019-1, Class A1,
3.75% (D), 03/25/2058 (E)	1,709,853	1,793,276
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	3,055,000	3,092,577
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	304,377	303,802
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	1,052,281	1,062,487
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 3.42% (D), 10/20/2028 (E)	1,125,000	1,125,051

Total Asset-Backed Securities (Cost $55,453,259)		55,834,573

CORPORATE DEBT SECURITIES - 13.8%
Aerospace & Defense - 0.2%
Boeing Co.
3.50%, 03/01/2039	1,455,000	1,534,462
United Technologies Corp.
4.13%, 11/16/2028	892,000	1,009,196

		2,543,658

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Air Freight & Logistics - 0.1%
FedEx Corp.
3.30%, 03/15/2027	$ 991,000	$ 1,016,243

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	734,075	753,235
3.70%, 04/01/2028	1,970,784	2,066,958
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	784,091	793,736
6.82%, 02/10/2024	1,972,857	2,165,408
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	544,117	546,021
United Airlines Pass-Through Trust
3.75%, 03/03/2028	2,069,382	2,179,059
US Airways Pass-Through Trust
5.38%, 05/15/2023	1,099,585	1,146,493

		9,650,910

Auto Components - 0.0% (B)
BorgWarner, Inc.
3.38%, 03/15/2025	780,000	809,894

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	330,000	353,992
6.25%, 10/02/2043	893,000	978,310

		1,332,302

Banks - 2.2%
Banco Santander SA
2.71%, 06/27/2024	2,200,000	2,224,149
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	3,600,000	3,744,494
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	1,931,000	2,016,738
Barclays Bank PLC
10.18%, 06/12/2021 (E)	2,135,000	2,387,862
BNP Paribas SA
4.40%, 08/14/2028 (E)	1,424,000	1,572,971
BPCE SA
2.70%, 10/01/2029 (E) (F)	2,042,000	2,028,377
CIT Group, Inc.
4.13%, 03/09/2021	125,000	127,188
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (D), 04/24/2025	1,584,000	1,641,198
4.50%, 01/14/2022	685,000	720,089
Commerzbank AG
8.13%, 09/19/2023 (E)	1,961,000	2,286,702
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (D), 12/20/2025 (E)	1,619,000	1,632,010
Discover Bank
3.45%, 07/27/2026	2,060,000	2,124,170
First Horizon National Corp.
3.50%, 12/15/2020	1,034,000	1,045,404
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	615,000	632,860
JPMorgan Chase & Co.
Fixed until 07/23/2023, 3.80% (D), 07/23/2024	2,122,000	2,238,015
4.13%, 12/15/2026	1,888,000	2,060,061
6.40%, 05/15/2038	987,000	1,412,982

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (D), 11/07/2023	$ 1,358,000	$ 1,360,623
National Australia Bank, Ltd.
Fixed until 08/02/2029, 3.93% (D), 08/02/2034 (E)	1,460,000	1,498,817
Royal Bank of Scotland Group PLC
Fixed until 06/25/2023, 4.52% (D), 06/25/2024	665,000	699,337
6.40%, 10/21/2019	668,000	669,461
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	2,602,000	2,787,214
Fixed until 06/15/2024 (G), 5.90% (D),	637,000	677,392

		37,588,114

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	611,000	667,332
4.44%, 10/06/2048	1,419,000	1,606,266
4.75%, 01/23/2029	1,264,000	1,469,098
Constellation Brands, Inc.
3.15%, 08/01/2029	633,000	645,011
3.70%, 12/06/2026	301,000	318,499
Pernod Ricard SA
4.45%, 01/15/2022 (E)	711,000	745,905
5.75%, 04/07/2021 (E)	1,761,000	1,853,132

		7,305,243

Biotechnology - 0.1%
AbbVie, Inc.
3.20%, 05/14/2026	1,665,000	1,695,407
Gilead Sciences, Inc.
4.15%, 03/01/2047	311,000	345,989

		2,041,396

Capital Markets - 0.9%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	515,000	524,549
3.70%, 10/15/2024	1,100,000	1,176,099
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	1,088,000	1,142,692
3.80%, 06/09/2023	1,515,000	1,582,232
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	2,056,000	2,166,763
6.75%, 10/01/2037	1,031,000	1,391,730
Lazard Group LLC
4.50%, 09/19/2028	1,477,000	1,610,892
Morgan Stanley
3.70%, 10/23/2024, MTN	1,976,000	2,092,329
Fixed until 01/23/2029, 4.43% (D), 01/23/2030, MTN	304,000	341,441
5.00%, 11/24/2025	922,000	1,033,184
UBS AG
7.63%, 08/17/2022	1,825,000	2,059,878
UBS Group AG
Fixed until 08/13/2029, 3.13% (D), 08/13/2030 (E)	432,000	434,943

		15,556,732

Chemicals - 0.1%
Syngenta Finance NV
3.93%, 04/23/2021 (E)	845,000	860,479

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.2%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (E)	$ 595,000	$ 594,310
ERAC Finance LLC
2.70%, 11/01/2023 (E)	615,000	622,740
3.85%, 11/15/2024 (E)	720,000	765,594
Hutchison Whampoa International 11, Ltd.
4.63%, 01/13/2022 (E)	600,000	627,395
Waste Management, Inc.
3.20%, 06/15/2026	1,290,000	1,360,266

		3,970,305

Communications Equipment - 0.1%
Nokia OYJ
3.38%, 06/12/2022	1,142,000	1,159,130

Construction & Engineering - 0.5%
SBA Tower Trust
2.84%, 01/15/2050 (E)	3,725,000	3,729,784
2.88%, 07/15/2046 (E)	1,477,000	1,481,989
3.17%, 04/09/2047 (E)	1,490,000	1,504,465
3.45%, 03/15/2048 (E)	1,660,000	1,709,193

		8,425,431

Construction Materials - 0.2%
CRH America Finance, Inc.
4.50%, 04/04/2048 (E)	900,000	968,288
LafargeHolcim Finance LLC
4.75%, 09/22/2046 (E)	1,290,000	1,374,861
Martin Marietta Materials, Inc.
3.50%, 12/15/2027 (C)	750,000	769,623
4.25%, 12/15/2047	373,000	376,479

		3,489,251

Consumer Finance - 0.4%
Ally Financial, Inc.
3.88%, 05/21/2024	876,000	906,485
4.13%, 03/30/2020	1,500,000	1,509,375
American Express Co.
4.05%, 12/03/2042	300,000	348,111
BMW Capital LLC
2.80%, 04/11/2026 (E)	1,775,000	1,797,764
Capital One Financial Corp.
3.30%, 10/30/2024	1,533,000	1,586,671
Ford Motor Credit Co. LLC
4.54%, 08/01/2026	1,036,000	1,035,039

		7,183,445

Containers & Packaging - 0.1%
International Paper Co.
4.75%, 02/15/2022	525,000	553,670
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (E)	650,000	665,437
5.75%, 10/15/2020	1,254,994	1,257,630

		2,476,737

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	95,000	106,539

Diversified Financial Services - 0.1%
Aviation Capital Group LLC
7.13%, 10/15/2020 (E)	1,811,000	1,894,728

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.5%
AT&T, Inc.
3.40%, 05/15/2025	$ 2,055,000	$ 2,144,073
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	210,000	209,909
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	1,155,000	1,244,513
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	190,785
Verizon Communications, Inc.
3.50%, 11/01/2024	2,028,000	2,144,479
5.50%, 03/16/2047	1,977,000	2,609,281

		8,543,040

Electric Utilities - 0.6%
American Electric Power Co., Inc.
2.95%, 12/15/2022	1,000,000	1,020,200
Appalachian Power Co.
3.40%, 06/01/2025	550,000	572,715
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	114,000	145,378
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	3,320,000	3,444,989
Duke Energy Progress LLC
3.60%, 09/15/2047	1,050,000	1,113,537
Entergy Arkansas LLC
3.70%, 06/01/2024	267,000	284,810
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,512,000	1,587,770
5.30%, 06/01/2042	75,000	100,061
PacifiCorp
3.60%, 04/01/2024	966,000	1,022,201
5.75%, 04/01/2037	150,000	201,228
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	560,000	585,891

		10,078,780

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.
2.80%, 02/15/2030	612,000	595,044
Arrow Electronics, Inc.
3.25%, 09/08/2024	360,000	365,930
3.88%, 01/12/2028	467,000	478,724
Keysight Technologies, Inc.
4.55%, 10/30/2024	1,750,000	1,887,831
4.60%, 04/06/2027	195,000	214,583

		3,542,112

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	1,363,000	1,442,676
Schlumberger Investment SA
3.65%, 12/01/2023	132,000	139,562

		1,582,238

Equity Real Estate Investment Trusts - 0.7%
American Tower Trust #1
3.65%, 03/15/2048 (E)	775,000	833,509
CBL & Associates, LP
5.25%, 12/01/2023 (C)	1,036,000	719,606
EPR Properties
4.75%, 12/15/2026 (C)	1,347,000	1,447,886
HCP, Inc.
3.50%, 07/15/2029	714,000	741,855

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	$ 838,000	$ 835,372
Highwoods Realty, LP
3.05%, 02/15/2030	1,804,000	1,768,369
Kilroy Realty, LP
4.25%, 08/15/2029	1,120,000	1,214,378
Life Storage, LP
4.00%, 06/15/2029	732,000	783,062
Service Properties Trust
5.00%, 08/15/2022	1,250,000	1,306,103
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	938,000	1,023,936
WEA Finance LLC
4.13%, 09/20/2028 (E)	1,315,000	1,421,798

		12,095,874

Food & Staples Retailing - 0.2%
Sysco Corp.
3.30%, 07/15/2026	1,023,000	1,065,662
Walmart, Inc.
3.63%, 12/15/2047	1,540,000	1,729,910

		2,795,572

Food Products - 0.1%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (H)	880,000	881,519

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
3.75%, 11/30/2026	896,000	976,141
Alcon Finance Corp.
2.75%, 09/23/2026 (E)	600,000	604,930
Boston Scientific Corp.
4.70%, 03/01/2049	1,051,000	1,281,640

		2,862,711

Health Care Providers & Services - 0.3%
Cigna Corp.
4.13%, 11/15/2025	827,000	887,946
CVS Health Corp.
2.13%, 06/01/2021	1,337,000	1,335,653
4.10%, 03/25/2025	508,000	542,780
HCA Healthcare, Inc.
6.25%, 02/15/2021	645,000	675,380
HCA, Inc.
4.13%, 06/15/2029	447,000	468,762
5.25%, 04/15/2025	298,000	331,446
Quest Diagnostics, Inc.
4.20%, 06/30/2029	1,475,000	1,629,129

		5,871,096

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	1,318,000	1,381,694

Industrial Conglomerates - 0.1%
General Electric Co.
6.88%, 01/10/2039, MTN	721,000	953,839

Insurance - 0.5%
Athene Global Funding
3.00%, 07/01/2022 (E)	997,000	1,014,544
CNA Financial Corp.
3.90%, 05/01/2029	793,000	856,780

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Fidelity National Financial, Inc.
5.50%, 09/01/2022	$ 255,000	$ 273,649
Hartford Financial Services Group, Inc.
2.80%, 08/19/2029	1,955,000	1,948,243
Lincoln National Corp.
3.63%, 12/12/2026	1,047,000	1,101,179
Markel Corp.
3.35%, 09/17/2029	481,000	485,975
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	1,768,000	1,881,166
RenaissanceRe Finance, Inc.
3.45%, 07/01/2027	1,564,000	1,608,196

		9,169,732

Interactive Media & Services - 0.2%
Baidu, Inc.
4.38%, 05/14/2024	1,213,000	1,292,547
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (E)	1,322,000	1,357,725

		2,650,272

Internet & Direct Marketing Retail - 0.1%
Booking Holdings, Inc.
3.60%, 06/01/2026	630,000	673,598
Expedia Group, Inc.
3.25%, 02/15/2030 (E)	638,000	636,180
3.80%, 02/15/2028	981,000	1,026,689

		2,336,467

IT Services - 0.1%
DXC Technology Co.
4.75%, 04/15/2027	389,000	406,866
Fidelity National Information Services, Inc.
3.75%, 05/21/2029	531,000	576,022
Fiserv, Inc.
3.50%, 07/01/2029	975,000	1,025,815

		2,008,703

Life Sciences Tools & Services - 0.0% (B)
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	576,000	734,539

Machinery - 0.0% (B)
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	580,000	580,151

Media - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 01/15/2024 (H)	1,327,000	1,356,858
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (E)	525,000	546,971
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (G)	473,000	487,190
NBCUniversal Media LLC
4.38%, 04/01/2021	1,830,000	1,894,589
4.45%, 01/15/2043	1,294,000	1,500,163

		5,785,771

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	1,136,000	1,173,090
4.75%, 04/10/2027 (E)	365,000	393,612

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	$ 185,000	$ 186,388

		1,753,090

Multi-Utilities - 0.3%
Black Hills Corp.
4.25%, 11/30/2023	1,108,000	1,178,792
CMS Energy Corp.
3.88%, 03/01/2024	87,000	91,697
4.88%, 03/01/2044	201,000	244,228
Dominion Energy, Inc.
2.58%, 07/01/2020	833,000	834,863
DTE Electric Co.
4.30%, 07/01/2044	1,519,000	1,789,715
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	650,000	659,082

		4,798,377

Oil, Gas & Consumable Fuels - 1.2%
BP Capital Markets PLC
3.12%, 05/04/2026 (C)	2,307,000	2,392,132
Energy Transfer Operating, LP
4.90%, 02/01/2024	659,000	709,750
5.15%, 02/01/2043	800,000	831,859
5.95%, 10/01/2043	740,000	837,511
7.60%, 02/01/2024 (C)	581,000	674,216
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,642,000	1,774,532
EOG Resources, Inc.
2.45%, 04/01/2020	371,000	371,511
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	1,295,000	1,376,771
Nexen, Inc.
5.88%, 03/10/2035	10,000	13,078
Noble Energy, Inc.
3.25%, 10/15/2029 (F)	1,696,000	1,679,057
Occidental Petroleum Corp.
5.55%, 03/15/2026	2,142,000	2,415,891
Petroleos Mexicanos
6.50%, 01/23/2029	656,000	667,086
6.84%, 01/23/2030 (E) (F)	1,509,000	1,563,173
6.88%, 08/04/2026	400,000	430,000
7.69%, 01/23/2050 (C) (E)	166,000	173,055
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	1,550,000	1,515,176
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	670,000	708,934
Shell International Finance BV
2.50%, 09/12/2026	1,826,000	1,855,654
3.75%, 09/12/2046	266,000	295,018
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	160,000	168,687
4.63%, 03/01/2034	145,000	164,741
Western Midstream Operating, LP
5.38%, 06/01/2021	259,000	266,351
Williams Cos., Inc.
5.40%, 03/04/2044	128,000	143,426
7.88%, 09/01/2021	109,000	120,002

		21,147,611

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.4%
AstraZeneca PLC
2.38%, 06/12/2022	$ 1,036,000	$ 1,043,360
4.00%, 01/17/2029	345,000	383,866
4.38%, 08/17/2048	967,000	1,149,713
Bayer Finance LLC
3.00%, 10/08/2021 (E)	992,000	1,004,318
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (E)	571,000	599,045
Merck & Co., Inc.
3.40%, 03/07/2029	667,000	723,534
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028 (E)	1,291,000	1,511,238

		6,415,074

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	508,000	523,620
3.75%, 04/01/2024	48,000	51,188
CSX Corp.
3.80%, 11/01/2046	703,000	738,510
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024 (E)	2,433,000	2,628,613

		3,941,931

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.
2.88%, 05/11/2024	1,548,000	1,608,700
KLA Corp.
4.10%, 03/15/2029	980,000	1,081,202
Lam Research Corp.
3.75%, 03/15/2026	1,116,000	1,191,822
NXP BV / NXP Funding LLC
4.88%, 03/01/2024 (E)	537,000	582,053
QUALCOMM, Inc.
3.25%, 05/20/2027	700,000	730,942
Sensata Technologies, Inc. Co.
4.38%, 02/15/2030 (E)	154,000	153,808

		5,348,527

Software - 0.1%
Microsoft Corp.
3.30%, 02/06/2027	1,571,000	1,694,763

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
2.85%, 02/23/2023	1,376,000	1,416,518
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	919,000	1,033,488
Western Digital Corp.
4.75%, 02/15/2026 (C)	1,485,000	1,527,694

		3,977,700

Tobacco - 0.1%
Altria Group, Inc.
4.40%, 02/14/2026	652,000	697,215
4.80%, 02/14/2029	691,000	756,941
BAT Capital Corp.
2.76%, 08/15/2022	1,019,000	1,027,998

		2,482,154

Transportation Infrastructure - 0.0% (B)
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.45%, 07/01/2024 (E)	720,000	748,245

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022	$ 1,016,000	$ 1,042,256
4.38%, 07/16/2042	250,000	281,381
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	3,306,000	3,340,025
3.72%, 07/15/2043 (E)	40,000	41,254
Sprint Corp.
7.25%, 09/15/2021	330,000	352,143
7.88%, 09/15/2023	625,000	686,537

		5,743,596

Total Corporate Debt Securities (Cost $229,846,121)		239,315,715

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.0% (B)
Brazil Government International Bond
4.25%, 01/07/2025 (C)	480,000	505,685

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	305,000	321,473
4.50%, 01/28/2026	1,125,000	1,228,500

		1,549,973

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	1,160,000	1,279,000
5.38%, 10/17/2023 (E)	400,000	441,383

		1,720,383

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,883,000	1,940,431

Panama - 0.1%
Panama Government International Bond
3.88%, 03/17/2028	550,000	596,756

Peru - 0.0% (B)
Peru Government International Bond
7.35%, 07/21/2025	160,000	202,482

Poland - 0.0% (B)
Republic of Poland Government International Bond
3.00%, 03/17/2023	405,000	418,343

Qatar - 0.0% (B)
Qatar Government International Bond
3.88%, 04/23/2023 (E)	200,000	211,500

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (E)	705,000	705,874

Total Foreign Government Obligations (Cost $7,459,095)		7,851,427

MORTGAGE-BACKED SECURITIES - 4.1%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.87% (D), 12/05/2032 (E)	1,300,000	1,315,273
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,630,000	1,628,972
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	1,390,000	1,377,458

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.73% (D), 11/05/2036 (E)	$ 3,935,000	$ 117,220
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	755,000	761,997
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	1,150,000	1,188,600
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (E)	1,800,000	1,871,180
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class B,
3.70% (D), 03/13/2035 (E)	2,550,000	2,696,448
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	102,652	108,854
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	285,000	305,472
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	339,524	343,103
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	1,007,567	1,015,495
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,648,000	1,788,443
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	59,765	59,378
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	170,000	171,080
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,900,000	2,005,227
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,400,000	2,560,605
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	3,500,000	3,661,869
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (E)	690,000	698,565
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	1,690,000	1,716,941
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	1,135,000	1,161,201
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 2.81% (D), 12/27/2035 (E)	544,686	541,913
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2007-RMP1, Class A2,
1-Month LIBOR + 0.15%, 2.17% (D), 12/25/2036	132,219	118,412
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.55% (D), 12/10/2027 (E)	440,000	439,175
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	1,830,837	1,869,988
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	800,000	828,720

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Jefferies Resecuritization Trust
Series 2009-R7, Class 1A1,
4.25% (D), 02/26/2036 (E)	$ 11,076	$ 11,099
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	420,000	424,566
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	5,318,757	5,478,602
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (D), 04/25/2058 (E)	304,736	314,792
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	2,010,000	2,068,835
Series 2013-C11, Class B,
4.50% (D), 08/15/2046	945,000	998,394
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	4,890,000	4,887,398
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	490,852	488,970
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.43% (D), 08/15/2034 (E)	3,836,726	3,836,700
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	269,740	275,475
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	239,849	248,204
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	900,877	916,061
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	237,906	245,997
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	525,062	543,774
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	569,941	588,451
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	603,723	613,605
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	1,137,395	1,175,240
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	1,384,125	1,437,565
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	1,316,830	1,371,489
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	2,025,715	2,098,910
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	1,645,239	1,716,133
Series 2018-1A, Class A1A,
4.00%, 12/25/2057 (D) (E)	1,430,982	1,484,210
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	3,430,900	3,525,525
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	2,169,000	2,246,919
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	1,911,000	1,911,853

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1-Month LIBOR + 0.58%, 2.60% (D), 05/25/2035	$ 156,903	$ 158,416
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	916,000	941,628

Total Mortgage-Backed Securities (Cost $69,701,297)		70,360,400

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	55,000	88,212
State of California, General Obligation Unlimited
7.30%, 10/01/2039	765,000	1,197,347
7.60%, 11/01/2040	660,000	1,116,542
7.70%, 11/01/2030	580,000	615,293
7.95%, 03/01/2036	1,525,000	1,561,341
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	50,000	65,585

		4,644,320

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	50,000	69,006

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	71,000	114,402

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	60,000	86,791
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	55,000	81,157
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	55,000	73,136
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	95,000	126,048

		367,132

Total Municipal Government Obligations (Cost $5,064,375)		5,194,860

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.0%
Federal Home Loan Mortgage Corp.
5.00%, 02/01/2024 - 08/01/2035	561,066	619,666
5.50%, 07/01/2037 - 06/01/2041	121,717	136,663
6.00%, 12/01/2037	48,690	56,260

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	$ 4,819,746	$ 5,003,529
3.01%, 07/25/2025	7,159,000	7,527,859
3.06% (D), 08/25/2024	3,640,000	3,799,500
3.49%, 01/25/2024	2,260,000	2,388,358
Federal National Mortgage Association
2.50%, TBA (F)	7,099,000	7,159,314
3.00%, TBA (F)	46,237,000	46,973,220
3.33% (D), 10/25/2023	228,451	240,416
3.50%, 07/01/2028 - 01/01/2029	441,248	462,498
3.50%, TBA (F)	41,127,000	42,184,260
4.00%, 06/01/2042	138,388	147,831
4.00%, TBA (F)	15,810,000	16,404,728
4.50%, 02/01/2025 - 06/01/2026	234,082	245,801
12-Month LIBOR + 1.52%, 4.58% (D), 02/01/2043	61,347	63,609
5.00%, 04/01/2039 - 11/01/2039	1,803,527	2,000,042
5.50%, 04/01/2037 - 12/01/2041	919,226	1,046,453
6.00%, 08/01/2036 - 06/01/2041	1,672,930	1,925,858
6.50%, 05/01/2040	127,644	146,998
Government National Mortgage Association, Interest Only STRIPS
0.78% (D), 02/16/2053	721,491	35,351

Total U.S. Government Agency Obligations (Cost $137,856,281)		138,568,214

U.S. GOVERNMENT OBLIGATIONS - 9.7%
U.S. Treasury - 8.9%
U.S. Treasury Bond
2.25%, 08/15/2046	3,411,000	3,497,874
2.50%, 02/15/2045 - 05/15/2046	12,009,000	12,926,965
2.75%, 08/15/2042 - 11/15/2047	8,614,600	9,720,583
2.88%, 08/15/2045	5,077,000	5,850,251
3.00%, 05/15/2042 - 08/15/2048	4,653,600	5,494,129
3.13%, 02/15/2042 - 05/15/2048	3,152,000	3,759,483
3.50%, 02/15/2039	7,751,500	9,709,965
3.63%, 02/15/2044	8,879,700	11,479,093
4.50%, 02/15/2036	2,833,600	3,906,162
4.75%, 02/15/2037	7,403,000	10,609,135
5.25%, 02/15/2029	3,464,000	4,538,517
U.S. Treasury Note
1.00% (I), 11/30/2019	2,031,000	2,027,493
1.13%, 06/30/2021 - 09/30/2021	2,832,000	2,803,788
1.50%, 08/15/2026	1,741,000	1,727,126
1.63%, 05/15/2026 - 08/15/2029	6,284,000	6,265,831
2.00%, 01/31/2020 - 02/28/2021	6,085,000	6,097,379
2.25%, 11/15/2027	3,684,200	3,853,875
2.38%, 12/31/2020 - 05/15/2029	14,039,000	14,426,806
2.50%, 12/31/2020 - 05/15/2024	12,508,000	12,880,872
2.63%, 08/15/2020 - 02/15/2029	6,277,000	6,447,856
2.88%, 09/30/2023 - 05/15/2049	10,931,200	12,020,968
3.13%, 11/15/2028	2,938,600	3,299,038

		153,343,189

U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	1,676,532	1,881,768

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Bond (continued)
2.50%, 01/15/2029	$ 4,925,745	$ 5,943,193
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	6,483,987	6,581,831

		14,406,792

Total U.S. Government Obligations (Cost $156,026,679)		167,749,981

COMMERCIAL PAPER - 5.4%
Banks - 1.1%
Banco Santander SA
2.22% (I), 11/08/2019	6,500,000	6,485,043
Concord Minutemen Capital Co.
2.37% (I), 10/01/2019	3,000,000	3,000,000
Macquarie Bank, Ltd.
2.17% (I), 12/20/2019	6,000,000	5,971,600
Skandinaviska Enskilda Banken AG
2.20% (I), 11/06/2019	422,000	421,090
Sumitomo Mitsui Banking Corp.
2.16% (I), 10/24/2019	3,000,000	2,995,937

		18,873,670

Capital Markets - 0.2%
Cedar Springs Capital Co. LLC
2.16% (I), 12/04/2019	3,750,000	3,735,867

Commercial Services & Supplies - 0.4%
Charta LLC
2.29% (I), 10/25/2019	6,000,000	5,991,000

Consumer Finance - 0.3%
Daimler Finance North America LLC
2.19% (I), 11/12/2019	6,000,000	5,984,950

Diversified Financial Services - 3.4%
Alpine Securitization
2.19% (I), 11/21/2019	5,100,000	5,084,466
Atlantic Asset Securitization LLC
2.10% (I), 12/17/2019	3,000,000	2,986,782
Bennington Stark Capital Co. LLC
2.16% (I), 11/21/2019	6,000,000	5,981,980
2.21% (I), 11/12/2019	700,000	698,228
Crown Point Capital Co.
2.33% (I), 11/01/2019	3,000,000	2,994,110
Gotham Funding Corp.
2.18% (I), 12/13/2019	6,000,000	5,973,963
Le Fayette Asset Securitization LLC
2.15% (I), 12/03/2019	4,800,000	4,782,276
Lexington Parker Capital Co. LLC
2.34% (I), 10/02/2019	4,000,000	3,999,744
Liberty Funding LLC
2.12% (I), 11/21/2019	4,500,000	4,486,740
Mont Blanc Capital Corp.
2.32% (I), 11/05/2019	1,200,000	1,197,352
Old Line Funding LLC
2.16% (I), 10/18/2019	6,300,000	6,293,693
Ridgefield Funding Co.
2.19% (I), 11/19/2019	4,060,000	4,048,119

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Sheffield Receivable
2.18% (I), 11/19/2019	$ 7,000,000	$ 6,979,611
Victory Receivables
2.18% (I), 12/13/2019	4,000,000	3,982,642

		59,489,706

Total Commercial Paper (Cost $94,075,193)		94,075,193

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bill
2.00% (I), 12/12/2019	200,000	199,214
2.01% (I), 11/07/2019	1,730,000	1,726,492
2.20% (I), 10/03/2019 (C)	17,225,000	17,222,938

Total Short-Term U.S. Government Obligations (Cost $19,148,644)		19,148,644

	Shares	Value
OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (I)	23,674,267	23,674,267

Total Other Investment Company (Cost $23,674,267)		23,674,267

Principal	Value
REPURCHASE AGREEMENT - 1.2%

Fixed Income Clearing Corp., 1.05% (I), dated 09/30/2019, to be repurchased at $20,631,082 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $21,045,578.

$ 20,630,480	$ 20,630,480

Total Repurchase Agreement (Cost $20,630,480)	20,630,480

Total Investments (Cost $1,681,860,313)	1,870,294,387
Net Other Assets (Liabilities) - (8.2)%	(142,518,424)

Net Assets - 100.0%	$ 1,727,775,963

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	60	12/20/2019	$ 9,006,024	$ 8,935,500	$ —	$ (70,524)

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,027,430,571	$—	$—	$1,027,430,571
Preferred Stocks	460,062	—	—	460,062
Asset-Backed Securities	—	55,834,573	—	55,834,573
Corporate Debt Securities	—	239,315,715	—	239,315,715
Foreign Government Obligations	—	7,851,427	—	7,851,427
Mortgage-Backed Securities	—	70,360,400	—	70,360,400
Municipal Government Obligations	—	5,194,860	—	5,194,860
U.S. Government Agency Obligations	—	138,568,214	—	138,568,214
U.S. Government Obligations	—	167,749,981	—	167,749,981
Commercial Paper	—	94,075,193	—	94,075,193
Short-Term U.S. Government Obligations	—	19,148,644	—	19,148,644
Other Investment Company	23,674,267	—	—	23,674,267
Repurchase Agreement	—	20,630,480	—	20,630,480

Total Investments	$1,051,564,900	$818,729,487	$—	$1,870,294,387

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(70,524)	$—	$—	$(70,524)

Total Other Financial Instruments	$(70,524)	$—	$—	$(70,524)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $23,195,923. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the total value of 144A securities is $178,476,505, representing 10.3% of the Portfolio’s net assets.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Restricted securities. At September 30, 2019, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Kraft Heinz Foods Co. 2.80%, 07/02/2020	07/28/2016	$917,702	$881,519	0.0	%(B)
Corporate Debt Securities	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, 01/15/2024	05/01/2019	1,361,834	1,356,858	0.1

Total			$2,279,536	$2,238,377	0.1%

(I)	Rates disclosed reflect the yields at September 30, 2019.

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 1.1%
U.S. Equity Fund - 1.1%
SPDR S&P 500 ETF Trust	167	$ 49,560

Total Exchange-Traded Fund (Cost $47,580)		49,560

INVESTMENT COMPANIES - 94.6%
International Alternative Funds - 31.3%
Transamerica Global Multifactor Macro (A) (B)	63,576	583,627
Transamerica Unconstrained Bond (B)	79,012	778,272

		1,361,899

International Equity Funds - 7.2%
Transamerica Emerging Markets Equity (B)	16,807	160,002
Transamerica Global Real Estate Securities (B)	10,065	151,383

		311,385

International Fixed Income Funds - 16.4%
Transamerica Emerging Markets Debt (B)	27,111	280,872
Transamerica Inflation Opportunities (B)	41,925	432,662

		713,534

U.S. Alternative Funds - 31.9%
Transamerica Event Driven (B)	46,516	483,764
Transamerica Long/Short Strategy (B)	72,346	452,165
Transamerica Managed Futures Strategy (A) (B)	60,426	453,196

		1,389,125

U.S. Fixed Income Funds - 5.1%
Transamerica Core Bond (B)	6,699	68,732
Transamerica High Yield Bond (B)	16,737	152,644

		221,376

U.S. Mixed Allocation Fund - 2.7%
Transamerica MLP & Energy Income (B)	17,907	119,800

Total Investment Companies (Cost $4,125,784)		4,117,119

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
Fixed Income Clearing Corp., 1.05% (C), dated 09/30/2019, to be repurchased at $198,690 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $204,278.	$ 198,684	198,684

Total Repurchase Agreement (Cost $198,684)		198,684

Total Investments (Cost $4,372,048)		4,365,363
Net Other Assets (Liabilities) - (0.3)%		(13,309)

Net Assets - 100.0%		$ 4,352,054

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Fund	$49,560	$—	$—	$49,560
Investment Companies	4,117,119	—	—	4,117,119
Repurchase Agreement	—	198,684	—	198,684

Total Investments	$4,166,679	$198,684	$—	$4,365,363

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2019	Shares as of September 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$34,531	$31,131	$—	$—	$3,070	$68,732	6,699	$1,131	$—
Transamerica Emerging Markets Debt	217,715	63,207	(10,558)	(242)	10,750	280,872	27,111	8,207	—
Transamerica Emerging Markets Equity	192,304	42,000	(80,000)	(17,371)	23,069	160,002	16,807	—	—
Transamerica Event Driven	359,994	97,000	—	—	26,770	483,764	46,516	—	—
Transamerica Global Multifactor Macro	432,224	165,000	(20,000)	(1,731)	8,134	583,627	63,576	—	—
Transamerica Global Real Estate Securities	109,783	18,240	—	—	23,360	151,383	10,065	1,240	—
Transamerica High Yield Bond	83,121	62,539	(44)	—	7,028	152,644	16,737	5,472	—
Transamerica Inflation Opportunities	328,127	95,493	(15,000)	135	23,907	432,662	41,925	3,493	—
Transamerica Long/Short Strategy	350,177	80,000	—	—	21,988	452,165	72,346	—	—
Transamerica Managed Futures Strategy	335,918	120,000	(20,000)	(10,705)	27,983	453,196	60,426	—	—
Transamerica MLP & Energy Income	78,204	34,430	(2,970)	—	10,136	119,800	17,907	4,430	—
Transamerica Unconstrained Bond	586,367	203,999	(36,956)	739	24,123	778,272	79,012	20,763	—

Total	$3,108,465	$1,013,039	$(185,528)	$(29,175)	$210,318	$4,117,119	459,127	$44,736	$—

(C)	Rate disclosed reflects the yield at September 30, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1,
1-Month LIBOR + 0.78%, 2.80% (A), 05/25/2034	$ 352,002	$ 353,398
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2019-FL1, Class A,
1-Month LIBOR + 1.15%, 3.18% (A), 05/15/2037 (B)	700,000	700,451
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 3.38% (A), 04/25/2026 (B)	379,787	379,842
Baring BDC Static CLO, Ltd.
Series 2019-1A, Class A1,
3-Month LIBOR + 1.02%, 3.32% (A), 04/15/2027 (B)	682,382	682,558
Crown Point CLO, Ltd.
Series 2018-5A, Class A,
3-Month LIBOR + 0.94%, 3.71% (A), 07/17/2028 (B)	900,000	897,346
CVP Cascade CLO, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 3.47% (A), 01/16/2026 (B)	1,082,693	1,082,992
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 3.20% (A), 10/15/2027 (B)	1,400,000	1,398,170
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 2.90% (A), 03/25/2035	196,219	197,189
Figueroa CLO, Ltd.
Series 2013-2A, Class A1RR,
3-Month LIBOR + 0.85%, 3.01% (A), 06/20/2027 (B)	465,030	464,817
Flagship CLO VIII, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 3.17% (A), 01/16/2026 (B)	320,081	320,087
Flagship VII, Ltd.
Series 2013-7A, Class A1R,
3-Month LIBOR + 1.12%, 3.40% (A), 01/20/2026 (B)	178,655	178,680
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	2,200,000	2,198,693

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 3.08% (A), 06/25/2035	$ 400,000	$ 400,319
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 3.33% (A), 01/21/2028 (B)	500,000	498,866
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 3.38% (A), 10/22/2025 (B)	732,660	732,735
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 2.28% (A), 06/25/2037	1,100,000	1,084,599
Legacy Mortgage Asset Trust
Series 2019-GS3, Class A1,
3.75% (A), 04/25/2059 (B)	853,023	863,598
LoanCore Issuer, Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 3.16% (A), 05/15/2036 (B)	700,000	700,221
Loomis Sayles CLO II, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.90%, 3.20% (A), 04/15/2028 (B)	1,600,000	1,587,512
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 3.10% (A), 10/15/2026 (B)	715,080	715,076
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 2.72% (A), 12/26/2031 (B)	31,397	31,197
Palmer Square Loan Funding, Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 3.06% (A), 11/15/2026 (B)	579,479	579,588
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 2.97% (A), 11/25/2065 (B)	446,218	447,331
Saxon Asset Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.45%, 2.47% (A), 11/25/2037	500,000	487,355

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 3.48% (A), 02/17/2032 (B)	$ 1,257,509	$ 1,280,977
Zais CLO, Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 3.45% (A), 04/15/2028 (B)	700,000	699,291

Total Asset-Backed Securities (Cost $18,834,673)		18,962,888

CERTIFICATES OF DEPOSIT - 0.2%
Banks - 0.2%
Barclays Bank PLC
3-Month LIBOR + 0.40%, 2.68% (A) (C), 10/25/2019	500,000	500,000
Lloyds Bank Corporate Markets PLC
3-Month LIBOR + 0.50%, 2.81% (A) (C), 10/26/2020	800,000	800,000

Total Certificates of Deposit (Cost $1,300,000)		1,300,000

CORPORATE DEBT SECURITIES - 29.2%
Aerospace & Defense - 0.1%
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	300,000	307,066

Airlines - 0.8%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	538,187	548,090
3.25%, 04/15/2030	179,416	182,898
4.00%, 01/15/2027	58,237	61,329
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	300,000	306,193
3.80%, 03/20/2033 (B)	382,233	404,096
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	1,674,688	1,628,132
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	184,871	190,361
United Airlines Pass-Through Trust
2.88%, 04/07/2030	828,636	836,923
3.10%, 04/07/2030	828,636	838,249

		4,996,271

Banks - 7.1%
AIB Group PLC
4.75%, 10/12/2023 (B)	700,000	740,244
Bank of America Corp.
2.63%, 10/19/2020, MTN	950,000	956,029
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	4,954,000	5,173,962
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	700,000	732,939
Bank of Montreal
1.75%, 06/15/2021 (B)	1,600,000	1,595,502
Barclays PLC
3.65%, 03/16/2025	1,200,000	1,228,080
4.34%, 01/10/2028	600,000	630,445
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	700,000	726,913

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BNP Paribas SA
Fixed until 01/10/2024, 4.71% (A), 01/10/2025 (B)	$ 1,300,000	$ 1,405,242
Citigroup, Inc.
4.40%, 06/10/2025	1,200,000	1,291,668
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	2,500,000	2,498,865
HSBC USA, Inc.
2.38%, 11/13/2019	550,000	550,123
2.75%, 08/07/2020	1,770,000	1,780,239
3-Month LIBOR + 0.61%, 2.79% (A), 11/13/2019	460,000	460,344
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	206,720
3.90%, 07/15/2025	215,000	231,806
Lloyds Banking Group PLC
4.38%, 03/22/2028	400,000	435,002
4.55%, 08/16/2028	1,400,000	1,543,480
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 1.88%, 4.02% (A), 03/01/2021	987,000	1,007,686
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/2020 (B)	200,000	201,297
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 3.14% (A), 09/11/2024	600,000	604,090
MUFG Bank, Ltd.
2.30%, 03/05/2020 (B)	350,000	350,253
Royal Bank of Scotland Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	600,000	660,230
Fixed until 08/15/2021 (D), 8.63% (A)	1,000,000	1,070,850
Santander Group Holdings PLC
2.88%, 10/16/2020	1,660,000	1,665,206
3.13%, 01/08/2021	200,000	201,358
Santander PLC
2.38%, 03/16/2020	3,400,000	3,402,556
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (D) (E)	EUR 700,000	960,039
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	$ 1,790,000	1,797,558
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	400,000	400,726
3-Month LIBOR + 0.80%, 3.12% (A), 10/16/2023	200,000	200,798
UniCredit SpA
6.57%, 01/14/2022 (B)	600,000	643,604
7.83%, 12/04/2023 (B)	700,000	816,823
Wells Fargo & Co.
2.50%, 03/04/2021	300,000	301,408
2.55%, 12/07/2020, MTN	160,000	160,859
3.00%, 02/19/2025, MTN	500,000	512,750
Fixed until 05/22/2027, 3.58% (A), 05/22/2028, MTN	500,000	529,687
Wells Fargo Bank NA
3.55%, 08/14/2023	1,400,000	1,469,959
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	2,400,000	2,407,166

		41,552,506

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	600,000	671,857
Bacardi, Ltd.
4.70%, 05/15/2028 (B)	300,000	327,650
5.15%, 05/15/2038 (B)	100,000	109,744

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Pernod Ricard SA
5.75%, 04/07/2021 (B)	$ 200,000	$ 210,464

		1,319,715

Biotechnology - 0.1%
Amgen, Inc.
4.40%, 05/01/2045	500,000	565,042

Building Products - 0.0% (F)
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	140,000	147,996

Capital Markets - 2.7%
Brighthouse Holdings LLC
6.50% (G), 07/27/2037 (B) (D)	300,000	294,000
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	600,000	631,102
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	2,900,000	3,045,777
Deutsche Bank AG
3-Month LIBOR + 1.29%, 3.58% (A), 02/04/2021	900,000	893,573
4.25%, 10/14/2021	100,000	101,587
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	140,000	148,153
3.85%, 07/08/2024, MTN	4,700,000	4,975,337
Lazard Group LLC
3.75%, 02/13/2025	81,000	84,662
4.38%, 03/11/2029	100,000	108,562
Moody’s Corp.
5.25%, 07/15/2044	100,000	128,515
Morgan Stanley
4.00%, 07/23/2025, MTN	140,000	151,029
5.50%, 07/24/2020, MTN	4,100,000	4,210,463
S&P Global, Inc.
4.40%, 02/15/2026	80,000	89,354
UBS Group Funding Switzerland AG
4.13%, 09/24/2025 (B)	800,000	864,294

		15,726,408

Chemicals - 0.3%
Huntsman International LLC
4.50%, 05/01/2029	200,000	210,272
5.13%, 11/15/2022	200,000	213,232
International Flavors & Fragrances, Inc.
3.40%, 09/25/2020	600,000	606,860
Sasol Financing LLC
5.88%, 03/27/2024	300,000	324,091
Syngenta Finance NV
5.18%, 04/24/2028 (B)	400,000	425,177

		1,779,632

Commercial Services & Supplies - 0.2%
ERAC Finance LLC
7.00%, 10/15/2037 (B)	300,000	424,814
RELX Capital, Inc.
4.00%, 03/18/2029	600,000	654,883

		1,079,697

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.5%
American Express Co.
2.50%, 07/30/2024	$ 600,000	$ 604,639
Discover Financial Services
4.50%, 01/30/2026	300,000	325,955
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 3.06% (A), 09/24/2020, MTN	800,000	799,978
3-Month LIBOR + 0.81%, 3.10% (A), 04/05/2021	200,000	197,658
5.75%, 02/01/2021	500,000	516,908
Synchrony Financial
2.70%, 02/03/2020	41,000	41,047
5.15%, 03/19/2029	100,000	110,863
Volkswagen Group of America Finance LLC
2.70%, 09/26/2022 (B)	500,000	502,400

		3,099,448

Containers & Packaging - 0.1%
Trivium Packaging Finance BV
5.50%, 08/15/2026 (B)	300,000	315,360

Diversified Consumer Services - 0.6%
Nationwide Building Society
3.90%, 07/21/2025 (B)	3,200,000	3,411,077

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025 - 04/03/2026	1,600,000	1,706,222
4.63%, 07/01/2022	150,000	158,390
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	500,000	498,794
Helios Leasing I LLC
1.56%, 09/28/2024	88,158	87,252
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B) (H)	700,000	702,176
ORIX Corp.
3.25%, 12/04/2024	900,000	932,909
Protective Life Global Funding
2.70%, 11/25/2020 (B)	1,590,000	1,599,563
Tagua Leasing LLC
1.58%, 11/16/2024	92,527	91,645

		5,776,951

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
3-Month LIBOR + 0.93%, 3.03% (A), 06/30/2020	170,000	170,863
3-Month LIBOR + 1.18%, 3.31% (A), 06/12/2024	1,300,000	1,323,790
3.40%, 05/15/2025	50,000	52,167
4.30%, 02/15/2030	61,000	67,117
4.35%, 03/01/2029	800,000	883,591
Bell Canada, Inc.
4.30%, 07/29/2049	300,000	343,953
Telstra Corp., Ltd.
4.80%, 10/12/2021 (B)	200,000	209,611
Verizon Communications, Inc.
4.33%, 09/21/2028	1,041,000	1,180,258

		4,231,350

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.8%
AEP Texas, Inc.
3.95%, 06/01/2028	$ 800,000	$ 883,144
Appalachian Power Co.
3.40%, 06/01/2025	1,430,000	1,489,059
Avangrid, Inc.
3.80%, 06/01/2029	700,000	752,007
Enel Finance International NV
2.65%, 09/10/2024 (B)	1,200,000	1,201,287
Entergy LLC
2.85%, 06/01/2028	1,300,000	1,333,755
3.30%, 12/01/2022	150,000	155,215
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	600,000	621,296
NextEra Energy Capital Holdings, Inc.
3.20%, 02/25/2022	600,000	613,573
Pacific Gas & Electric Co.
3.50%, 06/15/2025 (I)	40,000	40,000
4.25%, 08/01/2023 (B) (I)	400,000	412,000
Southern California Edison Co.
3.90%, 03/15/2043	200,000	209,980
4.00%, 04/01/2047	900,000	965,180
4.05%, 03/15/2042	100,000	106,328
Southwestern Electric Power Co.
6.20%, 03/15/2040	1,000,000	1,345,658
SP Group Treasury Pte, Ltd.
3.38%, 02/27/2029 (B)	400,000	431,083

		10,559,565

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	500,000	508,236

Energy Equipment & Services - 0.4%
Energy Transfer Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	1,900,000	2,011,813
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (E)	227,603	225,329

		2,237,142

Entertainment - 0.1%
Walt Disney Co.
2.00%, 09/01/2029	500,000	486,975

Equity Real Estate Investment Trusts - 2.4%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	300,000	321,184
4.30%, 01/15/2026	800,000	872,344
4.50%, 07/30/2029	700,000	791,639
American Tower Corp.
3.38%, 10/15/2026	1,400,000	1,455,987
3.50%, 01/31/2023	100,000	103,602
4.00%, 06/01/2025	1,250,000	1,336,036
Brixmor Operating Partnership, LP
3-Month LIBOR + 1.05%, 3.30% (A), 02/01/2022	800,000	797,749
Crown Castle International Corp.
4.45%, 02/15/2026	390,000	427,078
5.25%, 01/15/2023	1,600,000	1,742,030
Essex Portfolio, LP
4.00%, 03/01/2029	700,000	764,397
Federal Realty Investment Trust
3.63%, 08/01/2046	250,000	257,237
National Retail Properties, Inc.
4.80%, 10/15/2048	700,000	845,285

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.
3.00%, 08/15/2031	$ 100,000	$ 100,102
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	800,000	873,293
Welltower, Inc.
3.95%, 09/01/2023	300,000	317,768
4.95%, 09/01/2048	600,000	721,795
Weyerhaeuser Co.
4.00%, 11/15/2029	1,500,000	1,634,010
WP Carey, Inc.
4.60%, 04/01/2024	800,000	855,750

		14,217,286

Food & Staples Retailing - 0.0% (F)
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	84,266	87,875

Food Products - 0.2%
ConAgra Brands, Inc.
5.30%, 11/01/2038	200,000	231,009
Kraft Heinz Foods Co.
4.38%, 06/01/2046	500,000	477,369
4.88%, 02/15/2025 (B)	547,000	563,124

		1,271,502

Gas Utilities - 0.2%
Southern California Gas Co.
4.13%, 06/01/2048	900,000	1,041,541

Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp.
3.38%, 05/15/2022	1,430,000	1,470,576
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,640,000	1,642,799
3.15%, 04/01/2022	80,000	81,545
3.55%, 04/01/2025	80,000	83,992

		3,278,912

Health Care Providers & Services - 0.6%
AHS Hospital Corp.
5.02%, 07/01/2045	600,000	796,424
CHRISTUS Health
4.34%, 07/01/2028	600,000	678,933
CVS Health Corp.
5.05%, 03/25/2048	700,000	794,450
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	300,000	371,631
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	766,326

		3,407,764

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp.
3.80%, 04/01/2028, MTN	700,000	767,169
Sands China, Ltd.
4.60%, 08/08/2023	300,000	317,517

		1,084,686

Industrial Conglomerates - 0.1%
General Electric Co.
5.55%, 01/05/2026, MTN	400,000	452,355

Insurance - 2.1%
Berkshire Hathaway Finance Corp.
4.20%, 08/15/2048	600,000	703,345

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
First American Financial Corp.
4.30%, 02/01/2023	$ 100,000	$ 103,782
4.60%, 11/15/2024	50,000	53,414
Great-West Lifeco Finance, LP
4.05%, 05/17/2028 (B)	300,000	333,059
Jackson National Life Global Funding
2.60%, 12/09/2020 (B)	1,580,000	1,590,519
MetLife, Inc.
4.05%, 03/01/2045	40,000	44,720
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	250,000	249,928
2.50%, 12/03/2020 (B)	1,820,000	1,829,896
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	200,000	234,941
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,500,000	1,586,895
Pricoa Global Funding I
2.55%, 11/24/2020 (B)	1,590,000	1,599,335
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	1,300,000	1,301,529
3.00%, 04/18/2026 (B)	500,000	516,266
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	200,000	212,802
RenaissanceRe Holdings, Ltd.
3.60%, 04/15/2029	400,000	423,867
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	1,200,000	1,360,813
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	109,994

		12,255,105

Interactive Media & Services - 0.2%
Tencent Holdings, Ltd.
3-Month LIBOR + 0.91%, 3.25% (A), 04/11/2024 (B)	600,000	600,314
3.98%, 04/11/2029 (B)	800,000	856,006

		1,456,320

Machinery - 0.2%
Wabtec Corp.
4.40%, 03/15/2024	900,000	958,525

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	450,000	460,899

Media - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B) (J)	1,200,000	1,218,252
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	800,000	841,329
Comcast Corp.
4.40%, 08/15/2035	50,000	58,240
4.75%, 03/01/2044	1,600,000	1,942,593
Discovery Communications LLC
5.00%, 09/20/2037	500,000	537,501

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
SES SA
3.60%, 04/04/2023 (B)	$ 200,000	$ 202,930
Sky, Ltd.
3.13%, 11/26/2022 (B)	80,000	82,595

		4,883,440

Metals & Mining - 0.0% (F)
Newmont Goldcorp Corp.
2.80%, 10/01/2029	100,000	98,828

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (D), 6.13% (A)	900,000	947,250

Oil, Gas & Consumable Fuels - 1.8%
Antero Midstream Partners, LP / Antero Midstream Finance Corp.
5.75%, 03/01/2027 (B)	700,000	583,625
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	500,000	537,613
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (E)	400,000	424,492
Energy Transfer Operating, LP
4.05%, 03/15/2025	400,000	418,529
4.75%, 01/15/2026	100,000	108,415
7.50%, 07/01/2038	150,000	192,588
Eni SpA
4.75%, 09/12/2028 (B)	400,000	453,831
Enterprise Products Operating LLC
4.80%, 02/01/2049	1,000,000	1,164,371
ONEOK, Inc.
4.35%, 03/15/2029	1,200,000	1,283,693
Pioneer Natural Resources Co.
7.50%, 01/15/2020	650,000	659,023
Rockies Express Pipeline LLC
4.95%, 07/15/2029 (B)	200,000	199,036
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,700,000	1,894,840
Sinopec Group Overseas Development, Ltd.
4.13%, 09/12/2025 (B)	900,000	970,878
Valero Energy Corp.
4.00%, 04/01/2029	800,000	850,802
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	40,000	41,227
3.70%, 03/15/2028 (B)	700,000	718,556

		10,501,519

Pharmaceuticals - 0.7%
Baxalta, Inc.
3.60%, 06/23/2022	15,000	15,393
Bayer Finance II LLC
4.63%, 06/25/2038 (B)	1,600,000	1,730,990
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (B)	900,000	944,204
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	500,000	515,898
Zoetis, Inc.
3.90%, 08/20/2028	800,000	875,368

		4,081,853

Professional Services - 0.1%
IHS Markit, Ltd.
4.75%, 08/01/2028	500,000	555,750

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.3%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	$ 700,000	$ 719,250
Kansas City Southern
4.95%, 08/15/2045	500,000	600,730
Union Pacific Corp.
4.10%, 09/15/2067	300,000	315,794

		1,635,774

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.
3.13%, 04/15/2021 (B)	900,000	908,633

Software - 0.4%
Microsoft Corp.
4.10%, 02/06/2037	800,000	948,791
Oracle Corp.
2.95%, 05/15/2025	1,250,000	1,296,835

		2,245,626

Specialty Retail - 0.1%
QVC, Inc.
4.45%, 02/15/2025	300,000	311,274
4.85%, 04/01/2024	100,000	105,542

		416,816

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.90%, 09/12/2027	400,000	416,460
3.35%, 02/09/2027	400,000	427,649
4.65%, 02/23/2046	400,000	502,961
Dell International LLC / EMC Corp.
5.30%, 10/01/2029 (B)	100,000	109,025
8.10%, 07/15/2036 (B)	1,100,000	1,403,116

		2,859,211

Tobacco - 0.1%
BAT Capital Corp.
4.39%, 08/15/2037	500,000	484,471
Imperial Brands Finance PLC
3.75%, 07/21/2022 (B)	200,000	205,894

		690,365

Trading Companies & Distributors - 0.1%
BOC Aviation, Ltd.
3.50%, 10/10/2024 (B)	400,000	410,432

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	350,000	360,306

Wireless Telecommunication Services - 0.2%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 09/20/2029 (B)	600,000	637,806
5.15%, 09/20/2029 (B)	600,000	651,000

		1,288,806

Total Corporate Debt Securities (Cost $161,863,451)		169,957,816

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.0%
Canada - 0.3%
Province of Quebec
2.50%, 04/20/2026	$ 1,700,000	$ 1,762,934

Indonesia - 0.2%
Indonesia Government International Bond
4.45%, 02/11/2024	1,300,000	1,392,363

Japan - 1.1%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	3,900,000	3,916,098
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	2,600,000	2,592,642

		6,508,740

Kuwait - 0.1%
Kuwait International Government Bond
3.50%, 03/20/2027 (B)	800,000	861,808

Peru - 0.2%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 1,900,000	638,994
8.20%, 08/12/2026 (B)	1,200,000	451,837

		1,090,831

Qatar - 0.8%
Qatar Government International Bond
2.38%, 06/02/2021 (E)	$ 4,100,000	4,105,125
4.50%, 01/20/2022 (E)	700,000	735,812

		4,840,937

Republic of Korea - 0.1%
Export-Import Bank of Korea
1.93%, 02/24/2020, MTN (E) (K)	CAD 400,000	301,752

Republic of South Africa - 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/2029	$ 300,000	298,845

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (B)	700,000	734,994

Total Foreign Government Obligations (Cost $17,383,953)		17,793,204

LOAN ASSIGNMENT - 0.2%
Capital Markets - 0.2%
Zephyrus Capital Aviation Partners LLC
Term Loan,
TBD, 10/15/2038 (L) (M) (N)	1,260,000	1,241,333

Total Loan Assignment (Cost $1,241,960)		1,241,333

MORTGAGE-BACKED SECURITIES - 3.3%
Aggregator of Loans Backed by Assets PLC
Series 2015-1, Class A,
1-Month GBP LIBOR + 1.25%, 1.96% (A), 04/24/2049 (E)	GBP 350,855	432,301

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 3.08% (A), 04/15/2036 (B)	$ 700,000	$ 699,999
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 2.46% (A), 07/25/2035	10,823	10,840
BX Trust
Series 2017-APPL, Class A,
1-Month LIBOR + 0.88%, 2.91% (A), 07/15/2034 (B)	2,462,217	2,460,658
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1,
1-Month LIBOR + 0.60%, 2.62% (A), 05/25/2035	50,518	47,236
Citigroup Mortgage Loan Trust, Inc.
Series 2019-B, Class A1,
3.26% (A), 04/25/2066 (B)	294,500	294,482
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	700,000	767,200
Credit Suisse Mortgage Capital Certificates
Series 2019-RPL4, Class A1,
3.83%, 08/26/2058 (B)	388,316	392,753
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,600,000	1,681,016
Dukinfield PLC
Series 1, Class A,
3-Month GBP LIBOR + 1.00%, 1.77% (A), 08/15/2045 (E)	GBP 181,565	223,643
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.93% (A), 12/10/2044 (E)	207,237	250,924
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
4.39% (A), 07/19/2035	$ 101,722	96,247
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	900,000	959,586
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (L)	1,081,359	1,132,702
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 2.70% (A), 04/25/2028	355,150	352,501
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	1,600,000	1,695,060
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.12% (A), 12/15/2048	1,777,507	45,749

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 2.54% (A), 05/25/2035	$ 82,782	$ 83,981
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	1,000,000	1,085,600
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.95% (A), 06/10/2043 (E)	GBP 292,395	357,291
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1,
1-Month LIBOR + 0.24%, 2.26% (A), 03/25/2035	$ 454,207	434,166
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.80% (A), 10/20/2051 (B)	GBP 1,887,564	2,321,728
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.97% (A), 06/10/2059 (E)	656,911	774,613
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.52% (A), 06/10/2059 (E)	133,274	152,436
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 1.12% (A), 06/10/2059 (E)	159,785	185,327
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.32% (A), 06/10/2059 (E)	125,392	145,145
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 2.66% (A), 08/25/2046	$ 712,533	696,959
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	1,500,000	1,616,163

Total Mortgage-Backed Securities (Cost $19,340,049)		19,396,306

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	200,000	302,734
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	320,772
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	471,330

		1,094,836

Florida - 0.0% (F)
County of Miami-Dade Aviation Revenue, Revenue Bonds,
Series C,
3.86%, 10/01/2029	200,000	220,222

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	$ 450,000	$ 485,037

Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	360,000	364,644

New York - 0.2%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	700,000	890,001

Utah - 0.0% (F)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 2.77% (A), 12/26/2031	42,755	42,807

West Virginia - 0.0% (F)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	220,000	227,649

Total Municipal Government Obligations (Cost $2,892,121)		3,325,196

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.7%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	1,904,247	2,030,030
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 2.76% (A), 02/25/2023	369,202	368,969
3.34% (A), 04/25/2028	1,700,000	1,830,810
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 2.43% (A), 02/15/2041 - 09/15/2045	994,182	991,469
1-Month LIBOR + 0.35%, 2.86% (A), 01/15/2038	1,167,648	1,158,373
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
2.17% (A), 01/15/2038	1,167,648	80,871
Federal Home Loan Mortgage Corp., Interest Only STRIPS
1-Month LIBOR + 5.89%, 3.86% (A), 09/15/2043	1,487,207	269,152
Federal National Mortgage Association
2.50%, TBA (J)	800,000	795,033
3.00%, TBA (J)	11,100,000	11,252,224
3.50%, 06/01/2045	327,402	341,034
3.50%, TBA (J)	25,200,000	25,851,590
3.70%, 09/01/2034	916,527	1,032,264
3.79%, 01/01/2029	800,000	887,897
4.00%, TBA (J)	11,400,000	11,837,286
4.50%, 04/01/2028 - 10/01/2041	496,479	537,021
4.50%, TBA (J)	10,900,000	11,484,018
5.50%, TBA (J)	700,000	757,723

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 2.57% (A), 02/25/2041	$ 341,015	$ 342,828
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	718,251	56,377
Government National Mortgage Association
1-Month LIBOR + 0.80%, 3.03% (A), 06/20/2066	1,387,895	1,397,445
1-Month LIBOR + 0.80%, 3.31% (A), 05/20/2066	2,432,176	2,448,663
3.50%, TBA (J)	3,800,000	3,934,707

Total U.S. Government Agency Obligations (Cost $79,423,248)		79,685,784

U.S. GOVERNMENT OBLIGATIONS - 29.0%
U.S. Treasury - 26.4%
U.S. Treasury Bond
2.75%, 08/15/2047 (O)	4,700,000	5,319,812
2.88%, 11/15/2046 (O)	1,598,000	1,849,061
3.00%, 05/15/2042 - 11/15/2045	3,870,000	4,525,601
3.00%, 11/15/2044 - 02/15/2049 (O)	7,690,000	9,089,360
3.13%, 11/15/2041 - 05/15/2048 (O)	24,670,000	29,553,846
3.38%, 05/15/2044 (O)	4,230,000	5,268,829
4.25%, 05/15/2039 - 11/15/2040 (O)	9,470,000	13,089,023
4.38%, 05/15/2040 - 05/15/2041 (O)	4,720,000	6,669,887
4.50%, 08/15/2039 (O)	15,300,000	21,760,066
6.25%, 05/15/2030	730,000	1,052,996
U.S. Treasury Note
1.38%, 05/31/2021 (O) (P)	740,000	735,838
1.75%, 01/31/2023	400,000	402,109
1.88%, 03/31/2022 - 04/30/2022 (O)	37,800,000	38,056,269
1.88%, 07/31/2022 (O) (P)	1,100,000	1,108,207
2.00%, 06/30/2024	1,000,000	1,019,414
2.13%, 03/31/2024 (Q)	800,000	819,344
2.13%, 05/15/2025	1,490,000	1,532,139
2.25%, 11/15/2027 (O)	290,000	303,356
2.38%, 05/15/2029 (O)	1,460,000	1,550,452
2.75%, 04/30/2023 (O) (P)	1,800,000	1,873,055
2.75%, 05/31/2023 (O)	2,700,000	2,812,219
2.88%, 05/15/2028 (O)	3,230,000	3,545,177
3.00%, 09/30/2025 - 10/31/2025	1,220,000	1,317,372
3.13%, 11/15/2028 (O)	550,000	617,461

		153,870,893

U.S. Treasury Inflation-Protected Securities - 2.6%
U.S. Treasury Inflation-Indexed Bond
0.88%, 01/15/2029	1,087,184	1,153,004
1.00%, 02/15/2046 - 02/15/2048 (O)	3,197,624	3,548,239
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022	738,458	730,697
0.50%, 01/15/2028 (O)	6,531,828	6,676,603
0.75%, 07/15/2028 (O)	2,585,837	2,712,921

		14,821,464

Total U.S. Government Obligations (Cost $161,502,093)		168,692,357

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bill
1.87% (C), 11/07/2019 (Q)	513,000	512,029

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bill (continued)
1.90% (C), 11/07/2019	$ 161,000	$ 160,691
1.91% (C), 10/22/2019 (Q)	602,000	601,338

Total Short-Term U.S. Government Obligations (Cost $1,274,058)		1,274,058

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (C)	710,325	710,325

Total Other Investment Company (Cost $710,325)		710,325

	Principal	Value
REPURCHASE AGREEMENTS - 79.9%
Deutsche Bank Securities, Inc., 2.08% (C), dated 09/30/2019, to be repurchased at $200,011,556 on 10/01/2019. Collatarized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $204,029,120.	$ 200,000,000	200,000,000
Fixed Income Clearing Corp., 1.05% (C), dated 09/30/2019, to be repurchased at $11,647,533 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $11,882,979.	11,647,193	11,647,193

	Principal	Value
REPURCHASE AGREEMENTS (continued)

JPMorgan Securities LLC, 2.75% (C), dated 09/30/2019, to be repurchased at $200,015,278 on 10/01/2019. Collateralized by U.S. Government Obligations, 0.50% - 3.00%, due 09/30/2025 - 01/15/2028, and with a total value of $204,465,027.

	$ 200,000,000	$ 200,000,000
RBC Capital Markets LLC, 2.25% (C), dated 09/30/2019, to be repurchased at $53,803,363 on 10/01/2019. Collateralized by U.S. Government Obligations, 2.13% - 2.38%, due 08/15/2021 - 04/30/2026, and with a total value of $54,989,079.	53,800,000	53,800,000

Total Repurchase Agreements (Cost $465,447,193)		465,447,193

Total Investments Excluding Purchased Options (Cost $931,213,124)		947,786,460
Total Purchased Options - 0.9% (Cost $5,881,868)		5,072,715

Total Investments (Cost $937,094,992)		952,859,175
Net Other Assets (Liabilities) - (63.6)%		(370,593,150)

Net Assets - 100.0%		$ 582,266,025

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (20.7)%

Bank of Nova Scotia, 2.29% (C), dated 08/01/2019, to be repurchased at $(10,749,026) on 10/02/2019. Collateralized by U.S. Government Obligations, 3.00% - 4.50%, due 08/15/2039 - 05/15/2047, and with a total value of $(10,983,859).

	$ (10,706,800)	$ (10,748,345)
Bank of Nova Scotia, 2.31% (C), dated 08/02/2019, to be repurchased at $(4,179,060) on 10/03/2019. Collateralized by U.S. Government Obligations, 2.75% - 3.00%, due 05/15/2045 - 08/15/2047, and with a total value of $(3,860,528).	(4,162,500)	(4,178,526)
BofA Securities, Inc., 2.25% (C), dated 08/20/2019, to be repurchased at $(761,017) on 10/15/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 02/15/2049, and with a value of $(753,713).	(758,363)	(760,354)
BofA Securities, Inc., 2.30% (C), dated 08/21/2019, to be repurchased at $(4,220,134) on 10/07/2019. Collateralized by a U.S. Government Obligation, 3.38%, due 05/15/2044, and with a value of $(4,153,469).	(4,207,500)	(4,218,521)
Deutsche Bank Securities, Inc., 2.25% (C), dated 09/03/2019, to be repurchased at $(2,215,621) on 10/01/2019. Collateralized by a U.S. Government Obligation, 3.13%, due 11/15/2041 and with a value of $(2,166,762).	(2,211,750)	(2,215,621)
RBS Securities, Inc., 2.28% (C), dated 08/20/2019, to be repurchased at $(2,468,231) on 10/07/2019. Collateralized by a U.S. Government Obligation, 4.38%, due 05/15/2041, and with a value of $(2,431,601).	(2,460,750)	(2,467,296)
RBS Securities, Inc., 2.33% (C), dated 09/27/2019, to be repurchased at $(1,564,792) on 10/11/2019. Collateralized by a U.S. Government Obligation, 4.38%, due 05/15/2041, and with a value of $(1,573,389).	(1,563,375)	(1,563,780)

	Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS (continued)

RBS Securities, Inc., 2.50% (C), dated 09/26/2019, to be repurchased at $(20,244,511) on 10/03/2019. Collateralized by U.S. Government Obligations, 3.00% - 4.25%, due 11/15/2040 - 11/15/2044, with a total value of $(20,434,407).

	$ (20,234,675)	$ (20,241,701)
Wood Gundy, Inc., 2.26% (C), dated 09/18/2019, to be repurchased at $(3,196,233) on 10/16/2019. Collateralized by U.S. Government Obligations, 3.00% - 3.13%, due 11/15/2041 - 02/15/2048, and Cash with a total value of $(3,298,011).	(3,190,625)	(3,198,666)
Wood Gundy, Inc., 2.26% (C), dated 09/04/2019, to be repurchased at $(4,591,073) on 10/16/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 05/15/2042, and Cash with a total value of $(4,510,398).	(4,579,000)	(4,590,540)
Wood Gundy, Inc., 2.26% (C), dated 08/16/2019, to be repurchased at $(25,162,867) on 10/16/2019. Collateralized by U.S. Government Obligations, 4.25% - 4.50%, due 05/15/2039 - 08/15/2039, and Cash with a total value of $(24,803,108).	(25,066,875)	(25,130,047)
Wood Gundy, Inc., 2.33% (C), dated 09/17/2019, to be repurchased at $(4,545,645) on 10/08/2019. Collateralized by U.S. Government Obligations, 2.38% - 3.13% due 05/15/2029 - 02/15/2042, and Cash with a total value of $(4,698,812).	(4,539,475)	(4,541,496)
Wood Gundy, Inc., 2.33% (C), dated 09/25/2019, to be repurchased at $(36,755,024) on 10/08/2019. Collateralized by U.S. Government Obligations, 1.88%, due 03/31/2022 - 04/30/2022, and Cash with a total value of $(36,757,980).	(36,724,125)	(36,740,478)

Total Reverse Repurchase Agreements		$ (120,595,371)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	2,500.00	06/19/2020	USD	288,446,106	969	$5,881,868	$5,072,715

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 31	1.00%	Quarterly	06/20/2024	USD	1,200,000	$(54,177)	$(47,038)	$(7,139)
MSCI Emerging Markets Index - Series 32	1.00	Quarterly	12/20/2024	USD	100,000	(5,047)	(4,915)	(132)
North America Investment Grade Index - Series 31	1.00	Quarterly	12/20/2023	USD	23,000,000	(513,051)	(194,686)	(318,365)

Total						$(572,275)	$(246,639)	$(325,636)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	3.00%	Semi-Annually/Quarterly	02/04/2023	USD	27,600,000	$(857,616)	$—	$(857,616)
6-Month EUR-EURIBOR	Receive	0.50	Semi-Annually/Annually	12/18/2029	EUR	4,900,000	346,462	90,303	256,159
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	480,000,000	(479,891)	61,682	(541,573)

Total							$(991,045)	$151,985	$(1,143,030)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019 (U)	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil Government International Bond, 4.25%, 01/07/2025	HSBC	1.00%	Quarterly	03/20/2020	0.44%	USD	1,100,000	$2,584	$2,602	$(18)

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	3,200,000	$41,222	$(135,211)	$176,433
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	1,700,000	21,823	(99,267)	121,090

Total							$63,045	$(234,478)	$297,523

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (V)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	JPM	Receive	Quarterly	05/13/2020	USD	1,251,855	221	$55,734	$—	$55,734
iShares MSCI EAFE ETF	CITI	Receive	Quarterly	05/20/2020	USD	55,718,546	9,664	1,517,142	—	1,517,142
iShares MSCI EAFE ETF	GSI	Receive	Quarterly	06/17/2020	USD	2,245,895	377	(11,799)	—	(11,799)

Total								$1,561,077	$—	$1,561,077

Value
OTC Swap Agreements, at value (Assets)	$1,638,505
OTC Swap Agreements, at value (Liabilities)	$(11,799)

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
30-Day Federal Funds Futures	86	10/31/2019	$35,163,580	$35,174,126	$10,546	$—
90-Day Eurodollar	213	12/16/2019	52,158,747	52,206,300	47,553	—
10-Year U.S. Treasury Note	249	12/19/2019	32,728,245	32,447,813	—	(280,432)
E-Mini Russell 2000® Index	382	12/20/2019	29,360,558	29,127,500	—	(233,058)
Euro-BTP Italy Government Bond	63	12/06/2019	9,822,854	10,014,376	191,522	—
OTC Call Options Exercise Price EUR 201.00 on German Euro Bund Futures	43	11/22/2019	509	469	—	(40)
S&P 500® E-Mini Index	1,770	12/20/2019	263,772,384	263,597,250	—	(175,134)

Total					$249,621	$(688,664)

Short Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(28)	12/31/2019	$(3,356,172)	$(3,336,156)	$20,016	$—
10-Year U.S. Treasury Ultra Note	(135)	12/19/2019	(19,557,912)	(19,224,844)	333,068	—
30-Year U.S. Treasury Bond	(72)	12/19/2019	(11,938,399)	(11,686,500)	251,899	—
Euro OAT	(35)	12/06/2019	(6,580,745)	(6,497,030)	83,715	—
German Euro Bund	(45)	12/06/2019	(8,647,314)	(8,546,573)	100,741	—
U.K. Gilt	(111)	12/27/2019	(18,216,551)	(18,321,075)	—	(104,524)
U.S. Treasury Ultra Bond	(116)	12/19/2019	(22,914,188)	(22,261,125)	653,063	—

Total					$1,442,502	$(104,524)

Total Futures Contracts					$1,692,123	$(793,188)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/02/2019	USD	66,277	EUR	60,000	$869	$—
BNP	10/02/2019	EUR	637,000	USD	699,991	—	(5,587)
BNP	01/16/2020	MXN	23,476,000	USD	1,177,497	—	(7,668)
BOA	10/02/2019	GBP	3,725,000	USD	4,589,831	—	(9,376)
BOA	11/04/2019	USD	4,596,035	GBP	3,725,000	9,192	—
CITI	10/02/2019	USD	285,961	CAD	381,000	—	(1,629)
CITI	10/02/2019	USD	5,531,580	GBP	4,533,000	—	(42,434)
CITI	10/02/2019	GBP	248,000	USD	308,969	—	(4,015)
CITI	10/02/2019	EUR	138,000	USD	152,624	—	(2,188)
CITI	10/15/2019	COP	933,568,500	USD	291,760	—	(23,683)
CITI	11/12/2019	USD	1,095,325	PEN	3,710,084	—	(3,595)
CITI	11/15/2019	USD	149,160	JPY	15,700,000	3,509	—
CITI	11/15/2019	JPY	163,400,000	USD	1,546,332	—	(30,450)
GSB	10/02/2019	EUR	171,000	USD	189,233	—	(2,824)
GSB	01/02/2020	USD	131,976	DKK	895,000	274	—
HSBC	10/02/2019	GBP	257,000	USD	316,397	—	(377)
HSBC	10/15/2019	USD	267,652	COP	933,568,500	—	(425)
HSBC	11/15/2019	JPY	300,600,000	USD	2,876,457	—	(87,754)
HSBC	01/15/2020	COP	933,568,500	USD	266,391	472	—
JPM	10/01/2019	USD	137,507	DKK	895,000	6,839	—
SCB	11/15/2019	RUB	90,328,281	USD	1,375,856	8,328	—
SCB	12/18/2019	INR	22,584,360	USD	310,711	5,281	—
SCB	12/18/2019	IDR	4,725,480,000	USD	325,178	4,906	—

Total						$39,670	$(222,005)

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$18,962,888	$—	$18,962,888
Certificates of Deposit	—	1,300,000	—	1,300,000
Corporate Debt Securities	—	169,957,816	—	169,957,816
Foreign Government Obligations	—	17,793,204	—	17,793,204
Loan Assignment	—	—	1,241,333	1,241,333
Mortgage-Backed Securities	—	19,396,306	—	19,396,306
Municipal Government Obligations	—	3,325,196	—	3,325,196
U.S. Government Agency Obligations	—	79,685,784	—	79,685,784
U.S. Government Obligations	—	168,692,357	—	168,692,357
Short-Term U.S. Government Obligations	—	1,274,058	—	1,274,058
Other Investment Company	710,325	—	—	710,325
Repurchase Agreements	—	465,447,193	—	465,447,193
Exchange-Traded Options Purchased	5,072,715	—	—	5,072,715

Total Investments	$5,783,040	$945,834,802	$1,241,333	$952,859,175

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$346,462	$—	$346,462
Over-the-Counter Credit Default Swap Agreements	—	65,629	—	65,629
Over-the-Counter Total Return Swap Agreements	—	1,572,876	—	1,572,876
Futures Contracts (Y)	1,692,123	—	—	1,692,123
Forward Foreign Currency Contracts (Y)	—	39,670	—	39,670

Total Other Financial Instruments	$1,692,123	$2,024,637	$—	$3,716,760

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(120,595,371)	$—	$(120,595,371)
Centrally Cleared Credit Default Swap Agreements	—	(572,275)	—	(572,275)
Centrally Cleared Interest Rate Swap Agreements	—	(1,337,507)	—	(1,337,507)
Over-the-Counter Total Return Swap Agreements	—	(11,799)	—	(11,799)
Futures Contracts (Y)	(793,188)	—	—	(793,188)
Forward Foreign Currency Contracts (Y)	—	(222,005)	—	(222,005)

Total Other Financial Instruments	$(793,188)	$(122,738,957)	$—	$(123,532,145)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the total value of 144A securities is $91,111,044, representing 15.6% of the Portfolio’s net assets.
(C)	Rates disclosed reflect the yields at September 30, 2019.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2019, the total value of Regulation S securities is $9,274,229, representing 1.6% of the Portfolio’s net assets.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2019; the maturity date disclosed is the ultimate maturity date.
(H)	All or a portion of the security is on loan. The value of the security on loan is $695,727. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(I)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At September 30, 2019, the total value of such securities is $452,000, representing 0.1% of the Portfolio’s net assets.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Restricted security. At September 30, 2019, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Foreign Government Obligations	Export-Import Bank of Korea 1.93%, 02/24/2020, MTN	02/16/2017	$306,244	$301,752	0.1%

(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2019, the total value of securities is $2,374,035, representing 0.4% of the Portfolio’s net assets.
(M)	Security is Level 3 of the fair value hierarchy.
(N)	All or a portion of the security represents an unsettled loan commitment at September 30, 2019 where the rate will be determined at time of settlement.

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(O)	Securities are subject to sale-buyback transactions.
(P)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $353,553.
(Q)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $2,093,402.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(T)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(U)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(V)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(W)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(X)	Level 3 securities were not considered significant to the Portfolio.
(Y)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
COP	Columbian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.1%
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2019-FL1, Class A,
1-Month LIBOR + 1.15%, 3.18% (A), 05/15/2037 (B)	$ 500,000	$ 500,322
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 3.38% (A), 04/25/2026 (B)	217,021	217,052
Baring BDC Static CLO, Ltd.
Series 2019-1A, Class A1,
3-Month LIBOR + 1.02%, 3.32% (A), 04/15/2027 (B)	389,933	390,033
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2,
1-Month LIBOR + 1.20%, 3.22% (A), 01/25/2045	346,384	346,962
Crown Point CLO, Ltd.
Series 2018-5A, Class A,
3-Month LIBOR + 0.94%, 3.71% (A), 07/17/2028 (B)	600,000	598,231
CVP Cascade CLO, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 3.47% (A), 01/16/2026 (B)	721,795	721,995
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 3.20% (A), 10/15/2027 (B)	900,000	898,824
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 2.90% (A), 03/25/2035	147,164	147,891
Figueroa CLO, Ltd.
Series 2013-2A, Class A1RR,
3-Month LIBOR + 0.85%, 3.01% (A), 06/20/2027 (B)	279,018	278,890
Flagship CLO VIII, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 3.17% (A), 01/16/2026 (B)	240,061	240,065
Flagship VII, Ltd.
Series 2013-7A, Class A1R,
3-Month LIBOR + 1.12%, 3.40% (A), 01/20/2026 (B)	111,660	111,675
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	1,200,000	1,199,287
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 3.08% (A), 06/25/2035	300,000	300,240

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 3.33% (A), 01/21/2028 (B)	$ 300,000	$ 299,320
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 3.38% (A), 10/22/2025 (B)	450,867	450,914
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 2.28% (A), 06/25/2037	700,000	690,199
Legacy Mortgage Asset Trust
Series 2019-GS3, Class A1,
3.75% (A), 04/25/2059 (B)	568,682	575,732
LoanCore Issuer, Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 3.16% (A), 05/15/2036 (B)	500,000	500,158
Loomis Sayles CLO II, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.90%, 3.20% (A), 04/15/2028 (B)	1,000,000	992,195
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 3.10% (A), 10/15/2026 (B)	446,925	446,923
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 2.72% (A), 12/26/2031 (B)	20,931	20,798
Palmer Square Loan Funding, Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 3.06% (A), 11/15/2026 (B)	413,914	413,992
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 2.97% (A), 11/25/2065 (B)	278,886	279,582
Saxon Asset Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.45%, 2.47% (A), 11/25/2037	300,000	292,413
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 3.48% (A), 02/17/2032 (B)	661,847	674,198
Zais CLO, Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 3.45% (A), 04/15/2028 (B)	500,000	499,493

Total Asset-Backed Securities (Cost $11,985,201)		12,087,384

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CERTIFICATE OF DEPOSIT - 0.1%
Banks - 0.1%
Lloyds Bank Corporate Markets PLC
3-Month LIBOR + 0.50%, 2.81% (A), 10/26/2020	$ 400,000	$ 400,000

Total Certificate of Deposit (Cost $400,000)		400,000

CORPORATE DEBT SECURITIES - 35.7%
Aerospace & Defense - 0.1%
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	200,000	204,711

Airlines - 1.0%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	358,791	365,393
3.25%, 04/15/2030	89,708	91,449
4.00%, 01/15/2027	58,237	61,329
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	200,000	204,129
3.80%, 03/20/2033 (B)	191,116	202,048
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	969,556	942,603
Southwest Airlines Co. Pass-Through Trust
6.65%, 08/01/2022	80,191	84,941
United Airlines Pass-Through Trust
2.88%, 04/07/2030	460,354	464,957
3.10%, 04/07/2030	460,354	465,694

		2,882,543

Banks - 8.4%
AIB Group PLC
4.75%, 10/12/2023 (B)	400,000	422,996
Banco de Credito del Peru
4.65%, 09/17/2024 (B)	PEN 1,300,000	387,651
Bank of America Corp.
2.63%, 10/19/2020, MTN	$ 560,000	563,554
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	2,260,000	2,360,346
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	400,000	418,822
Bank of Montreal
1.75%, 06/15/2021 (B)	900,000	897,470
Barclays PLC
3.25%, 02/12/2027, MTN (C)	GBP 400,000	511,665
3.65%, 03/16/2025	$ 500,000	511,700
4.34%, 01/10/2028	400,000	420,297
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	400,000	415,379
BNP Paribas SA
Fixed until 01/10/2024, 4.71% (A), 01/10/2025 (B)	900,000	972,860
Citigroup, Inc.
4.40%, 06/10/2025	300,000	322,917
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	1,400,000	1,399,364
HSBC USA, Inc.
2.38%, 11/13/2019	180,000	180,040
2.75%, 08/07/2020	1,650,000	1,659,544
3-Month LIBOR + 0.61%, 2.79% (A), 11/13/2019	100,000	100,075
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	206,720
3.90%, 07/15/2025	100,000	107,817

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
4.38%, 03/22/2028	$ 200,000	$ 217,501
4.55%, 08/16/2028	1,000,000	1,102,486
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 1.88%, 4.02% (A), 03/01/2021	535,000	546,213
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/2020 (B)	200,000	201,297
Mizuho Financial Group, Inc.
Fixed until 07/16/2024, 2.84% (A), 07/16/2025	400,000	404,303
3-Month LIBOR + 1.00%, 3.14% (A), 09/11/2024	400,000	402,726
MUFG Bank, Ltd.
2.30%, 03/05/2020 (B)	200,000	200,145
Royal Bank of Scotland Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	400,000	440,154
Fixed until 08/15/2021 (D), 8.63% (A)	600,000	642,510
Santander Group Holdings PLC
2.88%, 10/16/2020	860,000	862,697
3.13%, 01/08/2021	100,000	100,679
Santander PLC
2.38%, 03/16/2020	1,700,000	1,701,278
Standard Chartered PLC
3-Month LIBOR + 1.20%, 3.33% (A), 09/10/2022 (B)	400,000	401,716
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (C) (D)	EUR 400,000	548,594
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	$ 860,000	863,631
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	200,000	200,363
3-Month LIBOR + 0.80%, 3.12% (A), 10/16/2023 (E)	400,000	401,596
UniCredit SpA
6.57%, 01/14/2022 (B)	400,000	429,069
7.83%, 12/04/2023 (B)	400,000	466,756
Wells Fargo & Co.
2.55%, 12/07/2020, MTN	80,000	80,429
3.00%, 02/19/2025, MTN	200,000	205,100
Fixed until 05/22/2027, 3.58% (A), 05/22/2028, MTN	300,000	317,812
Wells Fargo Bank NA
3.55%, 08/14/2023	1,000,000	1,049,971
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	700,000	702,090

		24,348,333

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	400,000	447,905
Bacardi, Ltd.
4.70%, 05/15/2028 (B)	150,000	163,825
5.15%, 05/15/2038 (B)	100,000	109,744

		721,474

Biotechnology - 0.1%
Amgen, Inc.
4.40%, 05/01/2045	300,000	339,025

Building Products - 0.1%
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	410,000	433,416

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 2.6%
Brighthouse Holdings LLC
6.50% (F), 07/27/2037 (B) (D)	$ 200,000	$ 196,000
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	400,000	420,735
4.28%, 01/09/2028 (B)	400,000	429,588
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	900,000	945,241
Deutsche Bank AG
3-Month LIBOR + 1.29%, 3.58% (A), 02/04/2021	600,000	595,715
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	60,000	63,494
3.85%, 07/08/2024, MTN	2,300,000	2,434,740
Intercontinental Exchange, Inc.
2.75%, 12/01/2020	40,000	40,312
Lazard Group LLC
3.75%, 02/13/2025	30,000	31,356
Morgan Stanley
4.00%, 07/23/2025, MTN	60,000	64,727
5.50%, 07/24/2020, MTN	1,900,000	1,951,190
S&P Global, Inc.
4.40%, 02/15/2026	40,000	44,677
UBS Group Funding Switzerland AG
4.13%, 09/24/2025 (B)	400,000	432,147

		7,649,922

Chemicals - 0.5%
Huntsman International LLC
4.50%, 05/01/2029	300,000	315,407
International Flavors & Fragrances, Inc.
3.40%, 09/25/2020	400,000	404,574
Sasol Financing LLC
5.88%, 03/27/2024	200,000	216,061
Syngenta Finance NV
5.18%, 04/24/2028 (B)	400,000	425,177

		1,361,219

Commercial Services & Supplies - 0.3%
ERAC Finance LLC
7.00%, 10/15/2037 (B)	300,000	424,813
RELX Capital, Inc.
4.00%, 03/18/2029	300,000	327,442

		752,255

Consumer Finance - 0.6%
American Express Co.
2.50%, 07/30/2024	400,000	403,093
Discover Financial Services
4.50%, 01/30/2026	200,000	217,303
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 3.06% (A), 09/24/2020, MTN	300,000	299,992
5.75%, 02/01/2021	400,000	413,526
Synchrony Financial
2.70%, 02/03/2020	15,000	15,017
5.15%, 03/19/2029	100,000	110,863
Volkswagen Group of America Finance LLC
2.50%, 09/24/2021 (B)	200,000	200,496

		1,660,290

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services - 0.7%
Nationwide Building Society
3.90%, 07/21/2025 (B)	$ 1,900,000	$ 2,025,327

Diversified Financial Services - 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025 - 04/03/2026	1,200,000	1,279,613
Helios Leasing I LLC
1.56%, 09/28/2024	88,158	87,252
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B) (E)	500,000	501,555
ORIX Corp.
3.25%, 12/04/2024	600,000	621,939
Protective Life Global Funding
2.70%, 11/25/2020 (B)	830,000	834,992
Tagua Leasing LLC
1.58%, 11/16/2024	92,527	91,645

		3,416,996

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
3-Month LIBOR + 0.93%, 3.03% (A), 06/30/2020	40,000	40,203
3-Month LIBOR + 1.18%, 3.31% (A), 06/12/2024	500,000	509,150
3.40%, 05/15/2025	230,000	239,969
4.13%, 02/17/2026	150,000	162,034
4.30%, 02/15/2030	227,000	249,763
4.35%, 03/01/2029	500,000	552,244
Bell Canada, Inc.
4.30%, 07/29/2049	200,000	229,302
Verizon Communications, Inc.
4.33%, 09/21/2028	617,000	699,538

		2,682,203

Electric Utilities - 2.8%
AEP Texas, Inc.
3.95%, 06/01/2028	500,000	551,965
Alabama Power Co.
3.45%, 10/01/2049	300,000	309,404
Appalachian Power Co.
3.40%, 06/01/2025	650,000	676,845
Avangrid, Inc.
3.80%, 06/01/2029	500,000	537,147
Enel Finance International NV
2.65%, 09/10/2024 (B)	800,000	800,858
Entergy LLC
2.85%, 06/01/2028 (E)	1,100,000	1,128,562
3.30%, 12/01/2022	100,000	103,477
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	300,000	310,648
NextEra Energy Capital Holdings, Inc.
3.20%, 02/25/2022	400,000	409,049
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	200,000	223,719
Pacific Gas & Electric Co.
3.50%, 06/15/2025 (G)	20,000	20,000
4.25%, 08/01/2023 (B) (G)	300,000	309,000
Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	600,000	636,994
Perusahaan Listrik Negara PT
4.88%, 07/17/2049 (B) (E)	300,000	325,836
Southern California Edison Co.
3.90%, 03/15/2043	100,000	104,990
4.00%, 04/01/2047	600,000	643,454
4.05%, 03/15/2042	100,000	106,327

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southwestern Electric Power Co.
6.20%, 03/15/2040	$ 600,000	$ 807,395
SP Group Treasury Pte, Ltd.
3.38%, 02/27/2029 (B)	250,000	269,427

		8,275,097

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	300,000	304,941

Energy Equipment & Services - 0.4%
Energy Transfer Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	850,000	909,087
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (C)	136,562	135,197

		1,044,284

Entertainment - 0.1%
Walt Disney Co.
2.00%, 09/01/2029	300,000	292,185

Equity Real Estate Investment Trusts - 3.2%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	107,061
4.30%, 01/15/2026	1,090,000	1,188,569
4.50%, 07/30/2029	200,000	226,182
American Tower Corp.
3.38%, 10/15/2026	600,000	623,994
4.00%, 06/01/2025	300,000	320,649
4.40%, 02/15/2026	670,000	734,300
Brixmor Operating Partnership, LP
3-Month LIBOR + 1.05%, 3.30% (A), 02/01/2022	600,000	598,312
Crown Castle International Corp.
4.45%, 02/15/2026	200,000	219,014
5.25%, 01/15/2023	900,000	979,892
Essex Portfolio, LP
4.00%, 03/01/2029	500,000	545,998
Federal Realty Investment Trust
3.63%, 08/01/2046	150,000	154,342
Kilroy Realty, LP
4.38%, 10/01/2025	590,000	634,975
Mid-America Apartments, LP
4.00%, 11/15/2025	580,000	621,491
National Retail Properties, Inc.
4.80%, 10/15/2048	500,000	603,775
Sabra Health Care, LP / Sabra Capital Corp.
4.80%, 06/01/2024	400,000	422,084
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	500,000	545,808
Welltower, Inc.
4.95%, 09/01/2048	300,000	360,898
WP Carey, Inc.
4.60%, 04/01/2024	400,000	427,875

		9,315,219

Food Products - 0.2%
Kraft Heinz Foods Co.
4.38%, 06/01/2046	300,000	286,422
4.88%, 02/15/2025 (B)	342,000	352,081

		638,503

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities - 0.6%
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	$ 1,000,000	$ 1,068,356
Southern California Gas Co.
4.13%, 06/01/2048	500,000	578,634

		1,646,990

Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp.
3.38%, 05/15/2022	650,000	668,444
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,620,000	1,622,765
3.15%, 04/01/2022	30,000	30,579
3.55%, 04/01/2025	30,000	31,497

		2,353,285

Health Care Providers & Services - 0.8%
AHS Hospital Corp.
5.02%, 07/01/2045	400,000	530,949
Anthem, Inc.
2.38%, 01/15/2025	300,000	298,868
CHRISTUS Health
4.34%, 07/01/2028	300,000	339,467
CVS Health Corp.
5.05%, 03/25/2048	500,000	567,464
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	200,000	247,754
Northwell Healthcare, Inc.
3.98%, 11/01/2046	400,000	437,901

		2,422,403

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp.
3.80%, 04/01/2028, MTN	400,000	438,382

Industrial Conglomerates - 0.1%
General Electric Co.
Fixed until 01/21/2021 (D), 5.00% (A)	200,000	188,922
5.55%, 01/05/2026, MTN	100,000	113,089

		302,011

Insurance - 2.3%
Berkshire Hathaway Finance Corp.
4.20%, 08/15/2048	200,000	234,448
First American Financial Corp.
4.60%, 11/15/2024	20,000	21,365
Great-West Lifeco Finance, LP
4.05%, 05/17/2028 (B)	200,000	222,039
Jackson National Life Global Funding
2.60%, 12/09/2020 (B)	820,000	825,459
MetLife, Inc.
4.05%, 03/01/2045	20,000	22,360
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	149,957
2.50%, 12/03/2020 (B)	950,000	955,165
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	100,000	117,471
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,000,000	1,057,930
Pricoa Global Funding I
2.55%, 11/24/2020 (B)	830,000	834,873
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	600,000	600,706
3.00%, 04/18/2026 (B)	300,000	309,760

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	$ 100,000	$ 106,401
RenaissanceRe Holdings, Ltd.
3.60%, 04/15/2029	300,000	317,900
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	800,000	907,209
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	109,994

		6,793,037

Interactive Media & Services - 0.4%
Tencent Holdings, Ltd.
3-Month LIBOR + 0.91%, 3.25% (A), 04/11/2024 (B)	400,000	400,209
3.98%, 04/11/2029 (B)	600,000	642,005

		1,042,214

Machinery - 0.2%
Wabtec Corp.
4.40%, 03/15/2024	600,000	639,017

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	300,000	307,266

Media - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B) (H)	700,000	710,647
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	500,000	525,831
Comcast Corp.
4.40%, 08/15/2035	20,000	23,296
4.75%, 03/01/2044	500,000	607,060
Discovery Communications LLC
5.00%, 09/20/2037	300,000	322,501
Sky, Ltd.
3.13%, 11/26/2022 (B)	80,000	82,595

		2,271,930

Multi-Utilities - 0.5%
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (D), 6.13% (A)	400,000	421,000
DTE Electric Co.
3.70%, 06/01/2046	1,000,000	1,073,823

		1,494,823

Oil, Gas & Consumable Fuels - 2.1%
Antero Midstream Partners, LP / Antero Midstream Finance Corp.
5.75%, 03/01/2027 (B)	400,000	333,500
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	300,000	322,568
BP Capital Markets America, Inc.
3.79%, 02/06/2024	200,000	212,554
Concho Resources, Inc.
3.75%, 10/01/2027	300,000	311,808
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (C)	400,000	424,492

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Operating, LP
4.05%, 03/15/2025	$ 200,000	$ 209,265
4.75%, 01/15/2026	40,000	43,366
7.50%, 07/01/2038	100,000	128,392
Eni SpA
4.75%, 09/12/2028 (B)	200,000	226,915
ONEOK, Inc.
4.35%, 03/15/2029	700,000	748,821
Petroleos Mexicanos
6.84%, 01/23/2030 (B)	200,000	207,180
Rockies Express Pipeline LLC
4.95%, 07/15/2029 (B)	100,000	99,518
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,000,000	1,114,612
Sinopec Group Overseas Development, Ltd.
4.13%, 09/12/2025 (B)	500,000	539,377
Valero Energy Corp.
4.00%, 04/01/2029	500,000	531,751
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	20,000	20,613
3.70%, 03/15/2028 (B)	500,000	513,255

		5,987,987

Pharmaceuticals - 0.8%
Baxalta, Inc.
3.60%, 06/23/2022	6,000	6,157
Bayer Finance II LLC
4.63%, 06/25/2038 (B)	1,000,000	1,081,869
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (B)	600,000	629,469
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	300,000	309,539
Zoetis, Inc.
3.90%, 08/20/2028	400,000	437,684

		2,464,718

Professional Services - 0.1%
IHS Markit, Ltd.
4.75%, 08/01/2028	300,000	333,450

Road & Rail - 0.4%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	400,000	411,000
Kansas City Southern
4.95%, 08/15/2045	500,000	600,729
Union Pacific Corp.
4.10%, 09/15/2067	200,000	210,530

		1,222,259

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.
3.13%, 04/15/2021 (B)	600,000	605,755
Micron Technology, Inc.
4.19%, 02/15/2027	400,000	411,555

		1,017,310

Software - 0.3%
Microsoft Corp.
4.10%, 02/06/2037	500,000	592,994
Oracle Corp.
2.95%, 05/15/2025	290,000	300,866

		893,860

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.1%
QVC, Inc.
4.45%, 02/15/2025	$ 100,000	$ 103,758
4.85%, 04/01/2024	100,000	105,542

		209,300

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
2.90%, 09/12/2027	300,000	312,345
3.35%, 02/09/2027	300,000	320,737
4.65%, 02/23/2046	200,000	251,480
Dell International LLC / EMC Corp.
5.30%, 10/01/2029 (B)	200,000	218,051
8.10%, 07/15/2036 (B)	600,000	765,336

		1,867,949

Tobacco - 0.1%
BAT Capital Corp.
4.39%, 08/15/2037	400,000	387,576

Trading Companies & Distributors - 0.1%
BOC Aviation, Ltd.
3.50%, 10/10/2024 (B)	200,000	205,216

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	20,000	20,589
3.90%, 03/22/2023 (B)	200,000	209,511

		230,100

Water Utilities - 0.0% (I)
American Water Capital Corp.
3.40%, 03/01/2025	20,000	20,998

Wireless Telecommunication Services - 0.3%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 09/20/2029 (B)	400,000	425,204
5.15%, 09/20/2029 (B)	400,000	434,000

		859,204

Total Corporate Debt Securities (Cost $98,965,822)		103,759,228

FOREIGN GOVERNMENT OBLIGATIONS - 3.5%
Canada - 0.3%
Province of Quebec
2.50%, 04/20/2026	900,000	933,318

Indonesia - 0.3%
Indonesia Government International Bond
4.45%, 02/11/2024	800,000	856,838

Japan - 1.1%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	1,800,000	1,808,445
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	1,500,000	1,495,755

		3,304,200

Kuwait - 0.2%
Kuwait International Government Bond
3.50%, 03/20/2027 (B)	500,000	538,630

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 0.2%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 1,200,000	$ 403,576
8.20%, 08/12/2026 (B)	600,000	225,918

		629,494

Qatar - 1.1%
Qatar Government International Bond
2.38%, 06/02/2021 (C)	$ 2,800,000	2,803,500
4.50%, 01/20/2022 (C)	200,000	210,232

		3,013,732

Republic of South Africa - 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/2029	300,000	298,845

United Arab Emirates - 0.2%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (B)	500,000	524,996

Total Foreign Government Obligations (Cost $9,849,105)		10,100,053

LOAN ASSIGNMENT - 0.3%
Capital Markets - 0.3%
Zephyrus Capital Aviation Partners LLC
Term Loan,
TBD, 10/15/2038 (J) (K) (L)	810,000	798,000

Total Loan Assignment (Cost $798,408)		798,000

MORTGAGE-BACKED SECURITIES - 4.0%
Aggregator of Loans Backed by Assets PLC
Series 2015-1, Class A,
1-Month GBP LIBOR + 1.25%, 1.96% (A), 04/24/2049 (C)	GBP 200,489	247,029
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 3.08% (A), 04/15/2036 (B)	$ 500,000	499,999
Banc of America Mortgage Trust
Series 2004-D, Class 2A2,
4.84% (A), 05/25/2034	10,247	10,374
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 2.46% (A), 07/25/2035	8,298	8,311
BX Trust
Series 2017-APPL, Class A,
1-Month LIBOR + 0.88%, 2.91% (A), 07/15/2034 (B)	1,528,272	1,527,305
CHL Mortgage Pass-Through Trust
Series 2004-J3, Class A7,
5.50%, 05/25/2034	145,411	148,969
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	400,000	438,400

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2019-RPL4, Class A1,
3.83%, 08/26/2058 (B)	$ 291,237	$ 294,565
DBGS Mortgage Trust
Series 2019-1735, Class A,
3.84%, 04/10/2037 (B)	200,000	219,940
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,000,000	1,050,635
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.93% (A), 12/10/2044 (C)	GBP 103,618	125,462
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
4.39% (A), 07/19/2035	$ 67,814	64,165
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	600,000	639,724
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (K)	540,680	566,351
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 2.70% (A), 04/25/2028	191,235	189,808
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	900,000	953,471
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.12% (A), 12/15/2048	1,635,307	42,089
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 2.54% (A), 05/25/2035	43,826	44,460
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	700,000	759,920
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.95% (A), 06/10/2043 (C)	GBP 87,049	106,369
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.80% (A), 10/20/2051 (B)	1,132,538	1,393,037
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.97% (A), 06/10/2059 (C)	375,765	443,092
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.52% (A), 06/10/2059 (C)	76,668	87,692
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 1.12% (A), 06/10/2059 (C)	91,715	106,376
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.32% (A), 06/10/2059 (C)	71,653	82,940

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 2.66% (A), 08/25/2046	$ 502,965	$ 491,971
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	900,000	969,698

Total Mortgage-Backed Securities (Cost $11,460,565)		11,512,152

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.3%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	200,000	302,734
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	320,772
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	471,330

		1,094,836

Florida - 0.1%
County of Miami-Dade Aviation Revenue, Revenue Bonds,
Series C,
3.86%, 10/01/2029	200,000	220,222

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	200,000	215,572

Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	225,000	227,903

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	400,000	508,572

Utah - 0.0% (I)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 2.77% (A), 12/26/2031	28,504	28,538

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	185,000	191,432

Total Municipal Government Obligations (Cost $2,162,100)		2,487,075

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.7%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	1,181,698	1,259,753

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 2.76% (A), 02/25/2023	$ 110,761	$ 110,691
3.34% (A), 04/25/2028	1,000,000	1,076,947
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 2.43% (A), 02/15/2041 - 09/15/2045	306,069	305,256
1-Month LIBOR + 0.35%, 2.86% (A), 01/15/2038	644,219	639,102
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
2.17% (A), 01/15/2038	644,219	44,618
Federal Home Loan Mortgage Corp., Interest Only STRIPS
1-Month LIBOR + 5.89%, 3.86% (A), 09/15/2043	902,947	163,414
Federal National Mortgage Association
2.50%, TBA (H)	200,000	198,758
3.00%, TBA (H)	3,900,000	3,953,484
3.50%, 06/01/2045	261,921	272,827
3.50%, TBA (H)	20,900,000	21,440,846
3.70%, 09/01/2034	458,264	516,132
4.00%, 09/01/2048 - 10/01/2048	418,458	435,368
4.00%, TBA (H)	4,800,000	4,984,121
4.50%, TBA (H)	3,900,000	4,108,961
5.50%, TBA (H)	500,000	541,231
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 2.57% (A), 02/25/2041	265,234	266,644
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	448,907	35,235
Government National Mortgage Association
1-Month LIBOR + 0.80%, 3.03% (A), 06/20/2066	780,691	786,063
1-Month LIBOR + 0.80%, 3.31% (A), 05/20/2066	1,341,890	1,350,987
3.50%, TBA (H)	3,200,000	3,313,438

Total U.S. Government Agency Obligations (Cost $45,630,345)		45,803,876

U.S. GOVERNMENT OBLIGATIONS - 39.0%
U.S. Treasury - 35.8%
U.S. Treasury Bond
3.00%, 02/15/2048 - 02/15/2049 (M)	3,380,000	4,017,038
3.13%, 11/15/2041	3,220,000	3,836,957
3.13%, 02/15/2042 - 05/15/2048 (M)	15,780,000	18,928,128
3.38%, 05/15/2044	2,660,000	3,313,259
4.25%, 05/15/2039 - 11/15/2040 (M)	8,520,000	11,788,369
4.38%, 05/15/2040 - 05/15/2041 (M)	2,360,000	3,335,293
4.50%, 08/15/2039 (M)	16,630,000	23,651,628
6.25%, 05/15/2030	270,000	389,464
U.S. Treasury Bond, Principal Only STRIPS
Zero Coupon, 08/15/2044	300,000	175,793
U.S. Treasury Note
1.88%, 03/31/2022 - 07/31/2022 (M)	25,500,000	25,673,207
2.00%, 12/31/2021 (M) (N)	2,200,000	2,217,875
2.00%, 11/30/2022	103,000	104,295
2.00%, 11/15/2026 (M)	1,875,000	1,922,827
2.13%, 05/15/2025	1,150,000	1,182,523
2.38%, 05/15/2029 (M)	90,000	95,576

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.75%, 04/30/2023 (M) (N)	$ 900,000	$ 936,527
2.75%, 05/31/2023 (M)	1,600,000	1,666,500
2.88%, 05/15/2049	50,000	58,314
3.00%, 09/30/2025 - 10/31/2025	770,000	831,435

		104,125,008

U.S. Treasury Inflation-Protected Securities - 3.2%
U.S. Treasury Inflation-Indexed Bond
0.88%, 01/15/2029	690,921	732,751
1.00%, 02/15/2046 - 02/15/2048 (M)	1,919,320	2,129,612
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022	421,976	417,541
0.50%, 01/15/2028 (M)	4,045,989	4,135,667
0.75%, 07/15/2028 (M)	1,655,753	1,737,127

		9,152,698

Total U.S. Government Obligations (Cost $104,336,968)		113,277,706

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bill
1.87% (O), 11/07/2019	295,000	294,442
1.91% (O), 10/22/2019	17,000	16,981

Total Short-Term U.S. Government Obligations (Cost $311,423)		311,423

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (O)	910,490	910,490

Total Other Investment Company (Cost $910,490)		910,490

	Principal	Value
REPURCHASE AGREEMENTS - 33.5%
BNP Paribas, 2.25% (O), dated 09/30/2019, to be repurchased at $88,505,531 on 10/01/2019. Collateralized by a U.S. Government Obligation, 2.13%, due 12/31/2022, and with a value of $90,368,286.	$ 88,500,000	88,500,000
Fixed Income Clearing Corp., 1.05% (O), dated 09/30/2019, to be repurchased at $4,255,703 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $4,344,636.	4,255,578	4,255,578
RBC Capital Markets LLC, 2.25% (O), dated 09/30/2019, to be repurchased at $4,600,288 on 10/01/2019. Collateralized by a U.S. Government Obligation, 2.38%, due 04/30/2026, and with a value of $4,704,560.	4,600,000	4,600,000

Total Repurchase Agreements (Cost $97,355,578)		97,355,578

Total Investments Excluding Purchased Options (Cost $384,166,005)		398,802,965

Total Purchased Options - 0.7% (Cost $2,217,353)		1,910,983
Total Investments (Cost $386,383,358)		400,713,948
Net Other Assets (Liabilities) - (37.8)%		(109,964,757)

Net Assets - 100.0%		$ 290,749,191

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (27.2)%

Bank of Nova Scotia, 2.29% (O), dated 08/01/2019, to be repurchased at $(9,892,776) on 10/02/2019. Collateralized by U.S. Government Obligations, 3.00% - 4.50%, due 08/15/2039 - 05/15/2048 and with a total value of $(10,333,701).

	$ (9,853,913)	$ (9,892,149)
Bank of Nova Scotia, 2.31% (O), dated 08/02/2019, to be repurchased at $(4,179,060) on 10/03/2019. Collateralized by U.S. Government Obligations, 3.00% - 3.13%, due 11/15/2041 - 05/15/2047, and with a total value of $(3,657,997).	(4,162,500)	(4,178,526)
RBS Securities, Inc., 2.28% (O), dated 08/20/2019, to be repurchased at $(2,613,421) on 10/07/2019. Collateralized by a U.S. Government Obligation, 4.38%, due 05/15/2041, and with a value of $(2,574,636).	(2,605,500)	(2,612,431)
RBS Securities, Inc., 2.50% (O), dated 09/26/2019, to be repurchased at $(12,227,241) on 10/03/2019. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(12,348,942).	(12,221,300)	(12,225,544)

	Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS (continued)

Royal Bank of Canada, 2.28% (O), dated 08/13/2019, to be repurchased at $(13,872,644) on 10/11/2019. Collateralized by U.S. Government Obligation, 1.88%, due 03/31/2022, and with a value of $(13,695,525).

	$ (13,821,000)	$ (13,863,891)
Wood Gundy, Inc., 2.26% (O), dated 08/16/2019, to be repurchased at $(33,707,451) on 10/16/2019. Collateralized by U.S. Government Obligations, 3.38% - 4.50%, due 05/15/2039 - 05/15/2044, and Cash with a total value of $(33,650,457).	(33,578,863)	(33,675,831)
Wood Gundy, Inc., 2.33% (O), dated 09/25/2019, to be repurchased at $(2,840,888) on 10/08/2019. Collateralized by a U.S. Government Obligation, 1.88%, due 04/30/2022, and Cash with a total value of $(2,894,470).	(2,838,500)	(2,839,602)

Total Reverse Repurchase Agreements		$ (79,287,974)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - 5-Year U.S. Treasury Note Futures	USD	109.25	11/22/2019	USD	9,532,000	80	$688	$80
Put - 10-Year U.S. Treasury Note Futures	USD	114.50	11/22/2019	USD	3,648,680	28	241	28
Put - 10-Year U.S. Treasury Note Futures	USD	115.00	11/22/2019	USD	13,031,000	100	860	100
Put - S&P 500® Index	USD	2,500.00	06/19/2020	USD	108,651,010	365	2,215,564	1,910,775

Total							$2,217,353	$1,910,983

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (P)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 31	1.00%	Quarterly	06/20/2024	USD	400,000	$(18,059)	$(15,679)	$(2,380)
North America Investment Grade Index - Series 31	1.00	Quarterly	12/20/2023	USD	13,500,000	(301,139)	(120,751)	(180,388)

Total						$(319,198)	$(136,430)	$(182,768)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	3.00%	Semi-Annually/Quarterly	02/04/2023	USD	16,900,000	$(525,134)	$—	$(525,134)
6-Month EUR-EURIBOR	Receive	0.50	Semi-Annually/Annually	12/18/2029	EUR	3,100,000	219,191	57,131	162,060
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	290,000,000	(289,934)	37,266	(327,200)

Total							$(595,877)	$94,397	$(690,274)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (P)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019 (S)	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil Government International Bond, 4.25%, 01/07/2025	HSBC	1.00%	Quarterly	03/20/2020	0.44%	USD	900,000	$2,114	$2,129	$(15)

Credit Default Swap Agreements on Credit Indices – Sell Protection (P)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	1,700,000	$21,899	$(71,865)	$93,764
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	900,000	11,553	(52,553)	64,106

Total							$33,452	$(124,418)	$157,870

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (T)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	JPM	Receive	Quarterly	05/13/2020	USD	436,167	77	$19,419	$—	$19,419
iShares MSCI EAFE ETF	CITI	Receive	Quarterly	05/20/2020	USD	13,572,171	2,354	369,342	—	369,342
iShares MSCI EAFE ETF	GSI	Receive	Quarterly	06/17/2020	USD	708,917	119	(3,732)	—	(3,732)

Total								$385,029	$—	$385,029

Value
OTC Swap Agreements, at value (Assets)	$424,327
OTC Swap Agreements, at value (Liabilities)	$(3,732)

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
30-Day Federal Funds Futures	56	10/31/2019	$22,897,216	$22,904,082	$6,866	$—
90-Day Eurodollar	132	12/16/2019	32,323,731	32,353,200	29,469	—
5-Year U.S. Treasury Note	101	12/31/2019	12,071,204	12,033,992	—	(37,212)
10-Year U.S. Treasury Note	147	12/19/2019	19,388,121	19,155,938	—	(232,183)
E-Mini Russell 2000® Index	191	12/20/2019	14,680,279	14,563,750	—	(116,529)
Euro-BTP Italy Government Bond	40	12/06/2019	6,237,453	6,358,334	120,881	—
OTC Call Options Exercise Price EUR 201.00 on German Euro Bund Futures	27	11/22/2019	320	295	—	(25)
S&P 500® E-Mini Index	677	12/20/2019	100,889,993	100,822,225	—	(67,768)

Total					$157,216	$(453,717)

Short Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	(56)	12/31/2019	$(12,041,224)	$(12,068,000)	$—	$(26,776)
10-Year U.S. Treasury Ultra Note	(66)	12/19/2019	(9,561,645)	(9,398,812)	162,833	—
30-Year U.S. Treasury Bond	(158)	12/19/2019	(25,961,061)	(25,645,375)	315,686	—
Euro OAT	(23)	12/06/2019	(4,329,389)	(4,269,477)	59,912	—
German Euro Bund	(28)	12/06/2019	(5,380,555)	(5,317,868)	62,687	—
U.K. Gilt	(71)	12/27/2019	(11,652,026)	(11,718,886)	—	(66,860)
U.S. Treasury Ultra Bond	(39)	12/19/2019	(7,749,026)	(7,484,344)	264,682	—

Total					$865,800	$(93,636)

Total Futures Contracts					$1,023,016	$(547,353)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/02/2019	USD	41,975	EUR	38,000	$551	$—
BNP	10/02/2019	EUR	456,000	USD	501,093	—	(4,000)
BNP	01/16/2020	MXN	15,151,000	USD	759,936	—	(4,949)
BOA	10/02/2019	GBP	2,476,000	USD	3,050,852	—	(6,233)
BOA	11/04/2019	USD	3,054,975	GBP	2,476,000	6,110	—
CITI	10/02/2019	USD	3,331,565	GBP	2,730,000	—	(25,386)
CITI	10/02/2019	GBP	163,000	USD	201,775	—	(1,342)
CITI	10/02/2019	EUR	89,000	USD	98,432	—	(1,411)
CITI	10/15/2019	COP	581,278,500	USD	181,662	—	(14,746)
CITI	11/12/2019	USD	631,731	PEN	2,139,800	—	(2,073)
CITI	11/15/2019	USD	92,697	JPY	9,800,000	1,781	—
CITI	11/15/2019	JPY	106,800,000	USD	1,010,699	—	(19,902)
CITI	11/18/2019	USD	394,000	PEN	1,314,384	4,787	—
GSB	10/02/2019	EUR	108,000	USD	119,516	—	(1,783)
HSBC	10/15/2019	USD	166,651	COP	581,278,500	—	(265)
HSBC	11/15/2019	JPY	193,200,000	USD	1,848,741	—	(56,401)
HSBC	01/15/2020	COP	581,278,500	USD	165,866	294	—
SCB	11/15/2019	RUB	56,072,759	USD	854,085	5,170	—
SCB	12/18/2019	INR	14,061,960	USD	193,462	3,288	—
SCB	12/18/2019	IDR	2,942,280,000	USD	202,469	3,055	—

Total						$25,036	$(138,491)

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (V)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$12,087,384	$—	$12,087,384
Certificate of Deposit	—	400,000	—	400,000
Corporate Debt Securities	—	103,759,228	—	103,759,228
Foreign Government Obligations	—	10,100,053	—	10,100,053
Loan Assignment	—	—	798,000	798,000
Mortgage-Backed Securities	—	11,512,152	—	11,512,152
Municipal Government Obligations	—	2,487,075	—	2,487,075
U.S. Government Agency Obligations	—	45,803,876	—	45,803,876
U.S. Government Obligations	—	113,277,706	—	113,277,706
Short-Term U.S. Government Obligations	—	311,423	—	311,423
Other Investment Company	910,490	—	—	910,490
Repurchase Agreements	—	97,355,578	—	97,355,578
Exchange-Traded Options Purchased	1,910,983	—	—	1,910,983

Total Investments	$2,821,473	$397,094,475	$798,000	$400,713,948

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$219,191	$—	$219,191
Over-the-Counter Credit Default Swap Agreements	—	35,566	—	35,566
Over-the-Counter Total Return Swap Agreements	—	388,761	—	388,761
Futures Contracts (W)	1,023,016	—	—	1,023,016
Forward Foreign Currency Contracts (W)	—	25,036	—	25,036

Total Other Financial Instruments	$1,023,016	$668,554	$—	$1,691,570

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(79,287,974)	$—	$(79,287,974)
Centrally Cleared Credit Default Swap Agreements	—	(319,198)	—	(319,198)
Centrally Cleared Interest Rate Swap Agreements	—	(815,068)	—	(815,068)
Over-the-Counter Total Return Swap Agreements	—	(3,732)	—	(3,732)
Futures Contracts (W)	(547,353)	—	—	(547,353)
Forward Foreign Currency Contracts (W)	—	(138,491)	—	(138,491)

Total Other Financial Instruments	$(547,353)	$(80,564,463)	$—	$(81,111,816)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the total value of 144A securities is $56,390,120, representing 19.4% of the Portfolio’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2019, the total value of Regulation S securities is $5,832,640, representing 2.0% of the Portfolio’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $891,463. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2019; the maturity date disclosed is the ultimate maturity date.
(G)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At September 30, 2019, the total value of such securities is $329,000, representing 0.1% of the Portfolio’s net assets.

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	All or a portion of the security represents an unsettled loan commitment at September 30, 2019 where the rate will be determined at time of settlement.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2019, the total value of securities is $1,364,351, representing 0.5% of the Portfolio’s net assets.
(L)	Security is Level 3 of the fair value hierarchy.
(M)	Securities are subject to sale-buyback transactions.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $249,422.
(O)	Rates disclosed reflect the yields at September 30, 2019.
(P)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(Q)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(R)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(U)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(V)	Level 3 securities were not considered significant to the Portfolio.
(W)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 1.8%
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2019-FL1, Class A,
1-Month LIBOR + 1.15%, 3.18% (A), 05/15/2037 (B)	$ 300,000	$ 300,193
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 3.38% (A), 04/25/2026 (B)	135,638	135,658
Baring BDC Static CLO, Ltd.
Series 2019-1A, Class A1,
3-Month LIBOR + 1.02%, 3.32% (A), 04/15/2027 (B)	292,450	292,525
Crown Point CLO, Ltd.
Series 2018-5A, Class A,
3-Month LIBOR + 0.94%, 3.71% (A), 07/17/2028 (B)	400,000	398,820
CVP Cascade CLO, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 3.47% (A), 01/16/2026 (B)	421,047	421,163
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 3.20% (A), 10/15/2027 (B)	500,000	499,346
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 2.90% (A), 03/25/2035	147,164	147,891
Figueroa CLO, Ltd.
Series 2013-2A, Class A1RR,
3-Month LIBOR + 0.85%, 3.01% (A), 06/20/2027 (B)	186,012	185,927
Flagship CLO VIII, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 3.17% (A), 01/16/2026 (B)	240,061	240,065
Flagship VII, Ltd.
Series 2013-7A, Class A1R,
3-Month LIBOR + 1.12%, 3.40% (A), 01/20/2026 (B)	55,830	55,838
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	700,000	699,584
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 3.08% (A), 06/25/2035	200,000	200,160
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 3.38% (A), 10/22/2025 (B)	281,792	281,821

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 2.28% (A), 06/25/2037	$ 400,000	$ 394,400
Legacy Mortgage Asset Trust
Series 2019-GS3, Class A1,
3.75% (A), 04/25/2059 (B)	284,341	287,866
LoanCore Issuer, Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 3.16% (A), 05/15/2036 (B)	300,000	300,095
Loomis Sayles CLO II, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.90%, 3.20% (A), 04/15/2028 (B)	600,000	595,317
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 3.10% (A), 10/15/2026 (B)	268,155	268,154
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 2.72% (A), 12/26/2031 (B)	31,397	31,197
Palmer Square Loan Funding, Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 3.06% (A), 11/15/2026 (B)	248,348	248,395
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 2.97% (A), 11/25/2065 (B)	167,332	167,749
Saxon Asset Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.45%, 2.47% (A), 11/25/2037	100,000	97,471
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 3.48% (A), 02/17/2032 (B)	397,108	404,519
Zais CLO, Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 3.45% (A), 04/15/2028 (B)	300,000	299,696

Total Asset-Backed Securities (Cost $6,916,491)		6,953,850

CERTIFICATES OF DEPOSIT - 0.1%
Banks - 0.1%
Barclays Bank PLC
3-Month LIBOR + 0.40%, 2.68% (A), 10/25/2019	300,000	300,000
Lloyds Bank Corporate Markets PLC
3-Month LIBOR + 0.50%, 2.81% (A), 10/26/2020	200,000	200,000

Total Certificates of Deposit (Cost $500,000)		500,000

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 16.8%
Aerospace & Defense - 0.1%
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	$ 100,000	$ 102,355
3.95%, 06/15/2023	100,000	103,704

		206,059

Airlines - 0.4%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	179,396	182,697
3.25%, 04/15/2030	89,708	91,449
4.00%, 01/15/2027	58,237	61,329
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B)	191,116	202,048
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	616,990	599,838
United Airlines Pass-Through Trust
2.88%, 04/07/2030	276,212	278,974
3.10%, 01/07/2030 - 04/07/2030	365,659	371,003

		1,787,338

Banks - 4.1%
AIB Group PLC
4.75%, 10/12/2023 (B)	200,000	211,498
Bank of America Corp.
2.63%, 10/19/2020, MTN	290,000	291,841
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,440,000	1,503,937
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	300,000	314,117
Bank of Montreal
1.75%, 06/15/2021 (B)	500,000	498,595
Barclays PLC
3.65%, 03/16/2025	300,000	307,020
4.34%, 01/10/2028	200,000	210,148
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	200,000	207,690
BNP Paribas SA
Fixed until 01/10/2024, 4.71% (A), 01/10/2025 (B)	400,000	432,382
Citigroup, Inc.
4.40%, 06/10/2025	750,000	807,292
Citizens Financial Group, Inc.
2.85%, 07/27/2026	300,000	303,032
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	800,000	799,637
HSBC Holdings PLC
3-Month LIBOR + 1.38%, 3.51% (A), 09/12/2026 (C)	200,000	201,601
HSBC USA, Inc.
2.38%, 11/13/2019	120,000	120,027
2.75%, 08/07/2020	500,000	502,892
3-Month LIBOR + 0.61%, 2.79% (A), 11/13/2019	240,000	240,179
JPMorgan Chase & Co.
3.25%, 09/23/2022	100,000	103,360
3.90%, 07/15/2025	50,000	53,908
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	217,501
4.55%, 08/16/2028	600,000	661,492
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 0.86%, 3.13% (A), 07/26/2023	200,000	200,501

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (continued)
3-Month LIBOR + 1.88%, 4.02% (A), 03/01/2021	$ 329,000	$ 335,895
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 3.14% (A), 09/11/2024	200,000	201,363
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	300,000	309,716
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	300,000	330,115
Fixed until 08/15/2021 (D), 8.63% (A)	300,000	321,255
Santander Group Holdings PLC
2.88%, 10/16/2020	490,000	491,537
3.13%, 01/08/2021	60,000	60,407
Santander PLC
2.38%, 03/16/2020	1,000,000	1,000,752
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (D) (E)	EUR 200,000	274,297
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	$ 500,000	502,111
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	100,000	100,182
3-Month LIBOR + 0.80%, 3.12% (A), 10/16/2023	300,000	301,197
UniCredit SpA
7.83%, 12/04/2023 (B)	350,000	408,412
Wells Fargo & Co.
2.55%, 12/07/2020, MTN	50,000	50,268
3.00%, 02/19/2025, MTN	100,000	102,550
Fixed until 05/22/2027, 3.58% (A), 05/22/2028, MTN	200,000	211,875
Wells Fargo Bank NA
3.55%, 08/14/2023	600,000	629,983
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	1,900,000	1,905,673

		15,726,238

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	200,000	223,952
Bacardi, Ltd.
4.70%, 05/15/2028 (B)	100,000	109,217

		333,169

Biotechnology - 0.1%
Amgen, Inc.
4.40%, 05/01/2045	200,000	226,017

Building Products - 0.1%
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	250,000	264,278

Capital Markets - 1.2%
Brighthouse Holdings LLC
6.50% (F), 07/27/2037 (B) (D)	100,000	98,000
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	250,000	262,959
4.28%, 01/09/2028 (B)	600,000	644,382
Deutsche Bank AG
3-Month LIBOR + 1.29%, 3.58% (A), 02/04/2021	300,000	297,858
4.25%, 10/14/2021	100,000	101,587
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	40,000	42,329
3.85%, 07/08/2024, MTN	1,400,000	1,482,015

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.
2.75%, 12/01/2020	$ 30,000	$ 30,234
Lazard Group LLC
3.75%, 02/13/2025	19,000	19,859
Morgan Stanley
4.00%, 07/23/2025, MTN	40,000	43,151
5.50%, 07/24/2020, MTN	1,200,000	1,232,331
S&P Global, Inc.
4.40%, 02/15/2026	30,000	33,508
UBS Group Funding Switzerland AG
4.13%, 09/24/2025 (B)	400,000	432,147

		4,720,360

Chemicals - 0.2%
International Flavors & Fragrances, Inc.
3.40%, 09/25/2020	200,000	202,287
Sasol Financing LLC
5.88%, 03/27/2024	300,000	324,091
Syngenta Finance NV
5.18%, 04/24/2028 (B)	200,000	212,588

		738,966

Commercial Services & Supplies - 0.1%
ERAC Finance LLC
7.00%, 10/15/2037 (B)	100,000	141,605
RELX Capital, Inc.
4.00%, 03/18/2029	200,000	218,294

		359,899

Consumer Finance - 0.3%
American Express Co.
2.50%, 07/30/2024	200,000	201,546
Discover Financial Services
4.50%, 01/30/2026	100,000	108,652
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 3.06% (A), 09/24/2020, MTN	300,000	299,992
5.75%, 02/01/2021	200,000	206,763
Synchrony Financial
2.70%, 02/03/2020	9,000	9,010
Volkswagen Group of America Finance LLC
4.00%, 11/12/2021 (B)	200,000	206,694

		1,032,657

Diversified Consumer Services - 0.1%
Nationwide Building Society
3.90%, 07/21/2025 (B)	300,000	319,788

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025	700,000	746,193
Helios Leasing I LLC
1.56%, 09/28/2024	44,079	43,626
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B) (C)	300,000	300,933
ORIX Corp.
3.25%, 12/04/2024	300,000	310,970
Protective Life Global Funding
2.70%, 11/25/2020 (B)	510,000	513,067
Tagua Leasing LLC
1.58%, 11/16/2024	46,263	45,822

		1,960,611

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.3%
AT&T, Inc.
3-Month LIBOR + 0.93%, 3.03% (A), 06/30/2020	$ 100,000	$ 100,508
3-Month LIBOR + 1.18%, 3.31% (A), 06/12/2024	400,000	407,320
3.40%, 05/15/2025	170,000	177,369
4.35%, 03/01/2029	300,000	331,346
Bell Canada, Inc.
4.30%, 07/29/2049	100,000	114,651
Verizon Communications, Inc.
4.52%, 09/15/2048	90,000	106,414

		1,237,608

Electric Utilities - 1.2%
AEP Texas, Inc.
3.95%, 06/01/2028	300,000	331,179
Appalachian Power Co.
3.40%, 06/01/2025	370,000	385,281
Avangrid, Inc.
3.80%, 06/01/2029	300,000	322,289
Enel Finance International NV
2.65%, 09/10/2024 (B)	400,000	400,429
Entergy LLC
2.85%, 06/01/2028	700,000	718,176
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	200,000	207,099
NextEra Energy Capital Holdings, Inc.
3.20%, 02/25/2022	200,000	204,524
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	100,000	111,859
Pacific Gas & Electric Co.
2.45%, 08/15/2022 (G)	500,000	493,750
3.50%, 06/15/2025 (G)	10,000	10,000
Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	400,000	424,663
Southern California Edison Co.
3.90%, 03/15/2043	100,000	104,990
4.00%, 04/01/2047	300,000	321,727
Southwestern Electric Power Co.
6.20%, 03/15/2040	400,000	538,263

		4,574,229

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	200,000	203,294
Flex, Ltd.
4.75%, 06/15/2025 (C)	100,000	107,694

		310,988

Energy Equipment & Services - 0.1%
Energy Transfer Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	255,000	272,726
Hanwha Energy Holdings Corp.
2.38%, 07/30/2022 (B)	200,000	200,268
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (E)	91,041	90,132

		563,126

Entertainment - 0.1%
Walt Disney Co.
2.00%, 09/01/2029	200,000	194,790

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	$ 100,000	$ 107,061
4.30%, 01/15/2026	550,000	599,736
4.50%, 07/30/2029	200,000	226,183
American Tower Corp.
3.38%, 10/15/2026	400,000	415,996
4.00%, 06/01/2025	760,000	812,310
4.40%, 02/15/2026	400,000	438,388
Brixmor Operating Partnership, LP
3-Month LIBOR + 1.05%, 3.30% (A), 02/01/2022	400,000	398,875
Crown Castle International Corp.
4.45%, 02/15/2026	120,000	131,409
5.25%, 01/15/2023	600,000	653,261
Essex Portfolio, LP
4.00%, 03/01/2029	300,000	327,599
Federal Realty Investment Trust
3.63%, 08/01/2046	100,000	102,895
Kilroy Realty, LP
4.38%, 10/01/2025	350,000	376,680
Mid-America Apartments, LP
4.00%, 11/15/2025	350,000	375,037
National Retail Properties, Inc.
4.80%, 10/15/2048	300,000	362,265
Sabra Health Care, LP / Sabra Capital Corp.
4.80%, 06/01/2024	300,000	316,563
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	300,000	327,485
Welltower, Inc.
4.95%, 09/01/2048	300,000	360,898
WP Carey, Inc.
4.60%, 04/01/2024	300,000	320,906

		6,653,547

Food Products - 0.1%
Kraft Heinz Foods Co.
4.38%, 06/01/2046	250,000	238,685
4.88%, 02/15/2025 (B)	137,000	141,038

		379,723

Gas Utilities - 0.2%
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	600,000	641,014
Southern California Gas Co.
4.13%, 06/01/2048	300,000	347,180

		988,194

Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
3.38%, 05/15/2022	370,000	380,499
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	510,000	510,870
3.15%, 04/01/2022	20,000	20,386
3.55%, 04/01/2025	20,000	20,998

		932,753

Health Care Providers & Services - 0.3%
AHS Hospital Corp.
5.02%, 07/01/2045	200,000	265,474
Anthem, Inc.
2.38%, 01/15/2025	200,000	199,246

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
CHRISTUS Health
4.34%, 07/01/2028	$ 200,000	$ 226,311
CVS Health Corp.
5.05%, 03/25/2048	300,000	340,479
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	100,000	123,877
Northwell Healthcare, Inc.
3.98%, 11/01/2046	200,000	218,950

		1,374,337

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
3.80%, 04/01/2028, MTN	300,000	328,787

Industrial Conglomerates - 0.1%
General Electric Co.
4.63%, 01/07/2021, MTN	100,000	102,544
5.55%, 01/05/2026, MTN	200,000	226,177

		328,721

Insurance - 0.9%
Berkshire Hathaway Finance Corp.
4.20%, 08/15/2048	300,000	351,673
First American Financial Corp.
4.60%, 11/15/2024	10,000	10,683
Great-West Lifeco Finance, LP
4.05%, 05/17/2028 (B)	100,000	111,020
Jackson National Life Global Funding
2.60%, 12/09/2020 (B)	510,000	513,395
MetLife, Inc.
4.05%, 03/01/2045	10,000	11,180
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	149,957
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	100,000	117,470
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	600,000	634,758
Pricoa Global Funding I
2.55%, 11/24/2020 (B)	510,000	512,994
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	300,000	300,353
3.00%, 04/18/2026 (B)	200,000	206,506
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	100,000	106,401
RenaissanceRe Holdings, Ltd.
3.60%, 04/15/2029	100,000	105,967
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	400,000	453,604
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	109,994

		3,695,955

Interactive Media & Services - 0.1%
Tencent Holdings, Ltd.
3-Month LIBOR + 0.91%, 3.25% (A), 04/11/2024 (B)	200,000	200,105
3.98%, 04/11/2029 (B)	400,000	428,003

		628,108

Machinery - 0.1%
Wabtec Corp.
4.40%, 03/15/2024	400,000	426,011

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	$ 200,000	$ 204,844

Media - 0.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B) (H)	400,000	406,084
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	300,000	315,499
Comcast Corp.
4.40%, 08/15/2035	10,000	11,648
4.75%, 03/01/2044	700,000	849,884
Cox Communications, Inc.
4.60%, 08/15/2047 (B)	10,000	10,975
Discovery Communications LLC
5.00%, 09/20/2037	200,000	215,000
Sky, Ltd.
3.13%, 11/26/2022 (B)	40,000	41,297

		1,850,387

Multi-Utilities - 0.3%
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (D), 6.13% (A)	400,000	421,000
DTE Electric Co.
3.70%, 06/01/2046	600,000	644,294

		1,065,294

Oil, Gas & Consumable Fuels - 1.1%
Antero Midstream Partners, LP / Antero Midstream Finance Corp.
5.75%, 03/01/2027 (B)	200,000	166,750
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	200,000	215,045
BP Capital Markets America, Inc.
3.79%, 02/06/2024	200,000	212,553
Concho Resources, Inc.
3.75%, 10/01/2027	200,000	207,872
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (E)	200,000	212,246
Energy Transfer Operating, LP
4.05%, 03/15/2025	100,000	104,632
4.75%, 01/15/2026	400,000	433,662
7.50%, 07/01/2038	50,000	64,196
Eni SpA
4.75%, 09/12/2028 (B)	200,000	226,915
ONEOK, Inc.
4.35%, 03/15/2029	400,000	427,898
Rockies Express Pipeline LLC
4.95%, 07/15/2029 (B)	100,000	99,518
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	600,000	668,767
Sinopec Group Overseas Development, Ltd.
4.13%, 09/12/2025 (B)	500,000	539,377
Valero Energy Corp.
4.00%, 04/01/2029	400,000	425,401
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	10,000	10,307
3.70%, 03/15/2028 (B)	300,000	307,953

		4,323,092

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.1%
Georgia-Pacific LLC
5.40%, 11/01/2020 (B)	$ 220,000	$ 227,572

Pharmaceuticals - 0.3%
Baxalta, Inc.
3.60%, 06/23/2022	3,000	3,079
Bayer Finance II LLC
4.63%, 06/25/2038 (B)	600,000	649,121
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (B)	300,000	314,735
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	200,000	206,359
Zoetis, Inc.
3.90%, 08/20/2028	200,000	218,842

		1,392,136

Professional Services - 0.1%
IHS Markit, Ltd.
4.75%, 08/01/2028	200,000	222,300

Road & Rail - 0.2%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	200,000	205,500
Kansas City Southern
4.95%, 08/15/2045	300,000	360,437
Union Pacific Corp.
4.10%, 09/15/2067	100,000	105,265

		671,202

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.
3.13%, 04/15/2021 (B)	300,000	302,878

Software - 0.3%
Microsoft Corp.
4.10%, 02/06/2037	300,000	355,797
Oracle Corp.
2.95%, 05/15/2025	760,000	788,476

		1,144,273

Specialty Retail - 0.1%
QVC, Inc.
4.45%, 02/15/2025	100,000	103,758
4.85%, 04/01/2024	100,000	105,542

		209,300

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.90%, 09/12/2027	200,000	208,230
3.35%, 02/09/2027	200,000	213,825
4.65%, 02/23/2046	100,000	125,740
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (B)	400,000	510,224

		1,058,019

Tobacco - 0.1%
BAT Capital Corp.
4.39%, 08/15/2037	100,000	96,894
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	400,000	400,807

		497,701

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.1%
BOC Aviation, Ltd.
3.50%, 10/10/2024 (B)	$ 200,000	$ 205,216

Transportation Infrastructure - 0.0% (I)
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	10,000	10,294
3.90%, 03/22/2023 (B)	100,000	104,756

		115,050

Water Utilities - 0.1%
American Water Capital Corp.
3.40%, 03/01/2025	260,000	272,972

Wireless Telecommunication Services - 0.1%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 09/20/2029 (B)	200,000	212,602
5.15%, 09/20/2029 (B)	200,000	217,000

		429,602

Total Corporate Debt Securities (Cost $61,372,985)		64,484,095

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
Canada - 0.2%
Province of Quebec
2.50%, 04/20/2026	600,000	622,212

Indonesia - 0.1%
Indonesia Government International Bond
4.45%, 02/11/2024	500,000	535,524

Japan - 0.7%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	2,000,000	2,006,759
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	900,000	897,453

		2,904,212

Kuwait - 0.1%
Kuwait International Government Bond
3.50%, 03/20/2027 (B)	300,000	323,178

Peru - 0.1%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 600,000	201,788
8.20%, 08/12/2026 (B)	400,000	150,612

		352,400

Qatar - 0.5%
Qatar Government International Bond
2.38%, 06/02/2021 (E)	$ 1,600,000	1,602,000
4.50%, 01/20/2022 (E)	200,000	210,232

		1,812,232

Republic of Korea - 0.1%
Export-Import Bank of Korea
1.93%, 02/24/2020, MTN (E) (J)	CAD 300,000	226,314

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (B)	$ 300,000	314,998

Total Foreign Government Obligations (Cost $6,941,369)		7,091,070

	Principal	Value
LOAN ASSIGNMENT - 0.1%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC
Term Loan,
TBD, 10/15/2038 (K) (L) (M)	$ 450,000	$ 443,333

Total Loan Assignment (Cost $443,583)		443,333

MORTGAGE-BACKED SECURITIES - 1.8%
Aggregator of Loans Backed by Assets PLC
Series 2015-1, Class A,
1-Month GBP LIBOR + 1.25%, 1.96% (A), 04/24/2049 (E)	GBP 100,244	123,515
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 3.08% (A), 04/15/2036 (B)	$ 300,000	300,000
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 2.46% (A), 07/25/2035	7,937	7,949
BX Trust
Series 2017-APPL, Class A,
1-Month LIBOR + 0.88%, 2.91% (A), 07/15/2034 (B)	849,040	848,503
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	300,000	328,800
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1,
4.43% (A), 11/25/2034	45,220	46,867
Credit Suisse Mortgage Capital Certificates
Series 2019-RPL4, Class A1,
3.83%, 08/26/2058 (B)	194,158	196,377
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	600,000	630,381
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.93% (A), 12/10/2044 (E)	GBP 62,171	75,277
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
4.39% (A), 07/19/2035	$ 33,907	32,082
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	400,000	426,483
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (L)	308,960	323,629
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	133,296	140,208

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 2.70% (A), 04/25/2028	$ 122,937	$ 122,019
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	500,000	529,706
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.12% (A), 12/15/2048	711,003	18,300
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 2.54% (A), 05/25/2035	29,217	29,640
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	400,000	434,240
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.95% (A), 06/10/2043 (E)	GBP 229,898	280,923
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.80% (A), 10/20/2051 (B)	660,647	812,605
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.97% (A), 06/10/2059 (E)	221,796	261,536
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.52% (A), 06/10/2059 (E)	45,141	51,632
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 1.12% (A), 06/10/2059 (E)	53,739	62,330
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.32% (A), 06/10/2059 (E)	42,275	48,935
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR4, Class A5,
4.21% (A), 04/25/2035	$ 25,881	26,686
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 2.66% (A), 08/25/2046	293,396	286,983
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	500,000	538,721

Total Mortgage-Backed Securities (Cost $6,965,398)		6,984,327

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	100,000	151,367

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	$ 100,000	$ 160,386
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	150,000	235,665

		547,418

Florida - 0.1%
County of Miami-Dade Aviation Revenue, Revenue Bonds,
Series C,
3.86%, 10/01/2029	200,000	220,222

Maryland - 0.0% (I)
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	100,000	107,786

Michigan - 0.0% (I)
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	90,000	91,161

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	300,000	381,429

Utah - 0.0% (I)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 2.77% (A), 12/26/2031	42,755	42,807

West Virginia - 0.0% (I)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	100,000	103,477

Total Municipal Government Obligations (Cost $1,295,203)		1,494,300

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.4%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	737,885	786,624
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 2.76% (A), 02/25/2023	295,362	295,176
3.34% (A), 04/25/2028	600,000	646,168
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 2.43% (A), 02/15/2041 - 09/15/2045	809,129	806,891
1-Month LIBOR + 0.35%, 2.86% (A), 01/15/2038	402,637	399,439
3.50%, 01/15/2048	637,842	698,985
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
2.17% (A), 01/15/2038	402,637	27,887

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Interest Only STRIPS
1-Month LIBOR + 5.89%, 3.86% (A), 09/15/2043	$ 531,145	$ 96,126
Federal National Mortgage Association
2.50%, TBA (H)	400,000	397,516
3.00%, TBA (H)	8,200,000	8,312,454
3.50%, 06/01/2045	261,921	272,827
3.50%, TBA (H)	9,450,000	9,694,556
3.70%, 09/01/2034	274,958	309,679
3.79%, 01/01/2029	400,000	443,948
4.00%, TBA (H)	11,100,000	11,525,779
4.50%, 03/01/2039 - 02/01/2041	214,667	232,306
4.50%, TBA (H)	5,150,000	5,425,935
5.50%, TBA (H)	300,000	324,738
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 2.57% (A), 02/25/2041	151,562	152,368
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	269,344	21,141
Government National Mortgage Association
1-Month LIBOR + 0.80%, 3.03% (A), 06/20/2066	520,460	524,042
1-Month LIBOR + 0.80%, 3.31% (A), 05/20/2066	838,681	844,367
3.50%, TBA (H)	1,400,000	1,449,629

Total U.S. Government Agency Obligations (Cost $43,492,865)		43,688,581

U.S. GOVERNMENT OBLIGATIONS - 25.3%
U.S. Treasury - 23.8%
U.S. Treasury Bond
2.75%, 08/15/2047	400,000	452,750
2.88%, 11/15/2046 (N)	1,200,000	1,388,531
3.00%, 05/15/2042	1,100,000	1,286,141
3.00%, 11/15/2044 - 02/15/2049 (N)	3,520,000	4,164,799
3.13%, 11/15/2041 - 05/15/2048 (N)	10,130,000	12,144,947
3.38%, 05/15/2044 (N)	1,430,000	1,781,188
4.25%, 05/15/2039 - 11/15/2040 (N)	5,750,000	7,955,709
4.38%, 05/15/2040 - 05/15/2041 (N)	2,010,000	2,840,240
4.50%, 08/15/2039 (N)	9,860,000	14,023,154
6.25%, 05/15/2030 (N)	800,000	1,153,969
U.S. Treasury Note
1.63%, 05/31/2023 (N)	330,000	330,645
1.88%, 03/31/2022 - 07/31/2022 (N)	14,000,000	14,095,257
2.00%, 11/30/2022 - 06/30/2024	1,015,000	1,030,502
2.13%, 03/31/2024 (O)	600,000	614,508
2.13%, 05/15/2025	540,000	555,272
2.25%, 02/15/2027 - 11/15/2027 (N)	20,350,000	21,248,717
2.38%, 02/29/2024	560,000	579,359
2.38%, 05/15/2029 (N)	600,000	637,172
2.63%, 02/15/2029 (N)	1,060,000	1,147,243
2.75%, 04/30/2023 - 05/31/2023 (N)	1,900,000	1,978,090
2.88%, 05/15/2028 (N)	1,120,000	1,229,287
3.00%, 09/30/2025 - 10/31/2025	420,000	453,427

		91,090,907

U.S. Treasury Inflation-Protected Securities - 1.5%
U.S. Treasury Inflation-Indexed Bond
0.88%, 01/15/2029	406,424	431,030
1.00%, 02/15/2046 (N)	757,939	838,842
1.00%, 02/15/2048	416,156	463,676

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022	$ 316,482	$ 313,155
0.38%, 07/15/2027	115,368	117,097
0.50%, 01/15/2028 (N)	2,589,849	2,647,252
0.75%, 07/15/2028 (N)	930,280	975,999

		5,787,051

Total U.S. Government Obligations (Cost $92,547,448)		96,877,958

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.5%
U.S. Treasury Bill
1.87% (P), 11/07/2019 (Q)	251,000	250,525
1.91% (P), 10/22/2019 (Q)	633,000	632,304
2.01% (P), 11/07/2019	932,000	930,113

Total Short-Term U.S. Government Obligations (Cost $1,812,942)		1,812,942

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (P)	425,150	425,150

Total Other Investment Company (Cost $425,150)		425,150

	Principal	Value
REPURCHASE AGREEMENTS - 110.2%
Deutsche Bank Securities, Inc., 2.08% (P), dated 10/01/2019, to be repurchased at $55,003,178 on 10/02/2019. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $55,000,000.	$ 55,000,000	55,000,000
Deutsche Bank Securities, Inc., 2.80% (P), dated 09/30/2019, to be repurchased at $50,003,889 on 10/01/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 02/15/2047, and with a value of $51,314,492.	50,000,000	50,000,000
Fixed Income Clearing Corp., 1.05% (P), dated 09/30/2019, to be repurchased at $8,971,348 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $9,152,634.	8,971,087	8,971,087
JPMorgan Securities LLC, 2.08% (P), dated 09/30/2019, to be repurchased at $120,006,933 on 10/01/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 09/30/2025, and with a value of $122,790,666.	120,000,000	120,000,000

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

JPMorgan Securities LLC, 2.75% (P), dated 09/30/2019, to be repurchased at $150,011,458 on 10/01/2019. Collateralized by U.S. Government Obligations, 0.50% - 3.00%, due 09/30/2025 - 01/15/2028, and with a total value of $152,390,769.

	$ 150,000,000	$ 150,000,000
RBC Capital Markets LLC, 2.25% (P), dated 09/30/2019, to be repurchased at $37,902,369 on 10/01/2019. Collateralized by U.S. Government Obligations, 2.13%, due 08/15/2021, and with a total value of $38,292,000.	37,900,000	37,900,000

Total Repurchase Agreements (Cost $421,871,087)		421,871,087

Total Investments Excluding Purchased Options (Cost $644,584,521)		652,626,693
Total Purchased Options - 1.2% (Cost $5,110,973)		4,407,870

Total Investments (Cost $649,695,494)		657,034,563
Net Other Assets (Liabilities) - (71.6)%		(274,123,980)

Net Assets - 100.0%		$ 382,910,583

	Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (19.5)%

Bank of Nova Scotia, 2.29% (P), dated 08/01/2019, to be repurchased at $(6,604,897) on 10/02/2019. Collateralized by U.S. Government Obligations, 3.00% - 3.13%, due 11/15/2041 - 05/15/2048, and with a total value of $(6,649,794)

	$ (6,578,950)	$ (6,604,478)
Bank of Nova Scotia, 2.31% (P), dated 08/02/2019, to be repurchased at $(3,203,946) on 10/03/2019. Collateralized by U.S. Government Obligations, 3.00% - 4.50%, due 08/15/2039 - 05/15/2047, and with a total value of $(3,103,027).	(3,191,250)	(3,203,536)
Deutsche Bank Securities, Inc., 2.25% (P), dated 09/03/2019, to be repurchased at $(3,312,762) on 10/01/2019. Collateralized by U.S. Government Obligations, 3.00% - 4.38%, due 05/15/2041 -02/15/2049, and with a total value of $(3,244,074).	(3,306,975)	(3,312,762)
RBS Securities, Inc., 2.33% (P), dated 09/27/2019, to be repurchased at $(3,797,938) on 10/11/2019. Collateralized by U.S. Government Obligations, 1.88% - 4.25%, due 03/31/2022 - 05/15/2039, and with a total value of $(3,809,925).	(3,794,500)	(3,795,482)

	Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS (continued)

RBS Securities, Inc., 2.48% (P), dated 09/24/2019, to be repurchased at $(8,314,007) on 10/01/2019. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and with a value of $(8,387,989).

	$ (8,310,000)	$ (8,314,007)
RBS Securities, Inc., 2.50% (P), dated 09/26/2019, to be repurchased at $(15,634,221) on 10/03/2019. Collateralized by U.S. Government Obligations, 2.25% - 3.13%, due 02/15/2027 - 08/15/2044, and with a total value of $(15,704,337).	(15,626,625)	(15,632,051)
Royal Bank of Canada, 2.28% (P), dated 08/13/2019, to be repurchased at $(2,346,109) on 10/11/2019. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and with a value of $(2,316,155)	(2,337,375)	(2,344,629)
Wood Gundy, Inc., 2.26% (P), dated 09/04/2019, to be repurchased at $(1,328,995) on 10/16/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 05/15/2042, and Cash with a total value of $(1,312,062).	(1,325,500)	(1,329,209)
Wood Gundy, Inc., 2.26% (P), dated 08/16/2019, to be repurchased at $(16,348,881) on 10/16/2019. Collateralized by U.S. Government Obligations, 3.38% - 4.50%, due 08/15/2039 - 05/15/2044 ,and Cash with a total value of $(16,181,504).	(16,286,513)	(16,332,083)
Wood Gundy, Inc., 2.33% (P), dated 09/25/2019, to be repurchased at $(9,338,476) on 10/08/2019. Collateralized by U.S. Government Obligations, 1.88%, due 03/31/2022 - 04/30/2022, and Cash with a total value of $(9,403,907).	(9,330,625)	(9,335,878)
Wood Gundy, Inc., 2.33% (P), dated 09/17/2019, to be repurchased at $(4,754,028) on 10/08/2019. Collateralized by U.S. Government Obligations, 2.38% - 3.38%, due 02/15/2029 - 11/15/2044, and Cash with a total value of $(4,937,548).	(4,747,575)	(4,750,248)

Total Reverse Repurchase Agreements		$ (74,954,363)

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price	Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD 2,500.00	06/19/2020	USD	250,641,508	842	$ 5,110,973	$ 4,407,870

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 31	1.00%	Quarterly	06/20/2024	USD	1,000,000	$(45,148)	$(39,199)	$(5,949)
MSCI Emerging Markets Index - Series 32	1.00	Quarterly	12/20/2024	USD	100,000	(5,047)	(4,915)	(132)
North America Investment Grade Index - Series 31	1.00	Quarterly	12/20/2023	USD	8,100,000	(180,683)	(70,973)	(109,710)

Total						$(230,878)	$(115,087)	$(115,791)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	3.00%	Semi-Annually/Quarterly	02/04/2023	USD	11,200,000	$(348,018)	$—	$(348,018)
6-Month EUR-EURIBOR	Receive	0.50	Semi-Annually/Annually	12/18/2029	EUR	1,400,000	98,989	25,801	73,188
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	180,000,000	(179,959)	23,129	(203,088)

Total							$(428,988)	$48,930	$(477,918)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019 (U)	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil Government International Bond, 4.25%, 01/07/2025	HSBC	1.00%	Quarterly	03/20/2020	0.44%	USD	400,000	$939	$946	$(7)

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	900,000	$11,593	$(38,032)	$49,625
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	600,000	7,703	(35,035)	42,738

Total							$19,296	$(73,067)	$92,363

Total Return Swap Agreements (V)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	JPM	Receive	Quarterly	05/13/2020	USD	2,407,414	425	$107,181	$—	$107,181
iShares MSCI EAFE ETF	CITI	Receive	Quarterly	05/20/2020	USD	53,798,608	9,331	1,464,012	—	1,464,012
iShares MSCI EAFE ETF	GSI	Receive	Quarterly	06/17/2020	USD	1,733,569	291	(9,108)	—	(9,108)

Total								$1,562,085	$—	$1,562,085

Value
OTC Swap Agreements, at value (Assets)	$1,591,428
OTC Swap Agreements, at value (Liabilities)	$(9,108)

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
30-Day Federal Funds Futures	34	10/31/2019	$13,901,875	$13,906,050	$4,175	$—
90-Day Eurodollar	83	12/16/2019	20,324,770	20,343,300	18,530	—
10-Year U.S. Treasury Note	108	12/19/2019	14,195,291	14,073,750	—	(121,541)
E-Mini Russell 2000® Index	251	12/20/2019	19,291,885	19,138,750	—	(153,135)
Euro-BTP Italy Government Bond	25	12/06/2019	3,880,391	3,973,959	93,568	—
OTC Call Options Exercise Price EUR 201.00 on German Euro Bund Futures	6	11/22/2019	71	65	—	(6)
S&P 500® E-Mini Index	1,521	12/20/2019	226,667,177	226,514,925	—	(152,252)

Total					$116,273	$(426,934)

Short Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(101)	12/31/2019	$ (12,058,394)	$ (12,033,992)	$ 24,402	$ —
10-Year U.S. Treasury Ultra Note	(155)	12/19/2019	(22,452,278)	(22,072,969)	379,309	—
30-Year U.S. Treasury Bond	(97)	12/19/2019	(16,083,677)	(15,744,313)	339,364	—
Euro OAT	(10)	12/06/2019	(1,882,344)	(1,856,294)	26,050	—
German Euro Bund	(18)	12/06/2019	(3,458,927)	(3,418,629)	40,298	—
U.K. Gilt	(44)	12/27/2019	(7,220,978)	(7,262,408)	—	(41,430)
U.S. Treasury Ultra Bond	(42)	12/19/2019	(8,343,727)	(8,060,062)	283,665	—

Total					$ 1,093,088	$ (41,430)

Total Futures Contracts					$ 1,209,361	$ (468,364)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/02/2019	EUR	390,000	USD	428,566	$ —	$ (3,421)
BNP	01/16/2020	MXN	9,193,000	USD	461,098	—	(3,003)
BOA	10/02/2019	GBP	1,423,000	USD	1,755,745	—	(5,949)
BOA	11/04/2019	USD	1,432,482	GBP	1,161,000	2,865	—
CITI	10/02/2019	USD	214,658	CAD	286,000	—	(1,223)
CITI	10/02/2019	USD	2,154,643	GBP	1,764,000	1,207	(15,671)
CITI	10/02/2019	GBP	102,000	USD	126,264	—	(840)
CITI	10/02/2019	EUR	53,000	USD	58,617	—	(840)
CITI	10/15/2019	COP	364,033,000	USD	113,768	—	(9,235)
CITI	11/12/2019	USD	353,769	PEN	1,198,288	—	(1,161)
CITI	11/15/2019	USD	57,699	JPY	6,100,000	1,109	—
CITI	11/15/2019	JPY	62,600,000	USD	592,413	—	(11,666)
GSB	10/02/2019	EUR	67,000	USD	74,144	—	(1,106)
GSB	01/02/2020	USD	105,434	DKK	715,000	219	—
HSBC	10/15/2019	USD	104,367	COP	364,033,000	—	(166)
HSBC	11/15/2019	JPY	119,300,000	USD	1,141,588	—	(34,827)
HSBC	01/15/2020	COP	364,033,000	USD	103,876	184	—
JPM	10/01/2019	USD	109,852	DKK	715,000	5,464	—
SCB	11/15/2019	RUB	35,153,542	USD	535,449	3,241	—
SCB	12/18/2019	INR	8,806,480	USD	121,158	2,059	—
SCB	12/18/2019	IDR	1,842,640,000	USD	126,799	1,913	—

Total						$ 18,261	$ (89,108)

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$6,953,850	$—	$6,953,850
Certificates of Deposit	—	500,000	—	500,000
Corporate Debt Securities	—	64,484,095	—	64,484,095
Foreign Government Obligations	—	7,091,070	—	7,091,070
Loan Assignment	—	—	443,333	443,333
Mortgage-Backed Securities	—	6,984,327	—	6,984,327
Municipal Government Obligations	—	1,494,300	—	1,494,300
U.S. Government Agency Obligations	—	43,688,581	—	43,688,581
U.S. Government Obligations	—	96,877,958	—	96,877,958
Short-Term U.S. Government Obligations	—	1,812,942	—	1,812,942
Other Investment Company	425,150	—	—	425,150
Repurchase Agreements	—	421,871,087	—	421,871,087
Exchange-Traded Options Purchased	4,407,870	—	—	4,407,870

Total Investments	$4,833,020	$651,758,210	$443,333	$657,034,563

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$98,989	$—	$98,989
Over-the-Counter Credit Default Swap Agreements	—	20,235	—	20,235
Over-the-Counter Total Return Swap Agreements	—	1,571,193	—	1,571,193
Futures Contracts (Y)	1,209,361	—	—	1,209,361
Forward Foreign Currency Contracts (Y)	—	18,261	—	18,261

Total Other Financial Instruments	$1,209,361	$1,708,678	$—	$2,918,039

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(74,954,363)	$—	$(74,954,363)
Centrally Cleared Credit Default Swap Agreements	—	(230,878)	—	(230,878)
Centrally Cleared Interest Rate Swap Agreements	—	(527,977)	—	(527,977)
Over-the-Counter Total Return Swap Agreements	—	(9,108)	—	(9,108)
Futures Contracts (Y)	(468,364)	—	—	(468,364)
Forward Foreign Currency Contracts (Y)	—	(89,108)	—	(89,108)

Total Other Financial Instruments	$(468,364)	$(75,811,434)	$—	$(76,279,798)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the total value of 144A securities is $33,958,227, representing 8.9% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $416,529. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2019, the total value of Regulation S securities is $3,519,369, representing 0.9% of the Portfolio’s net assets.
(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2019; the maturity date disclosed is the ultimate maturity date.
(G)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At September 30, 2019, the total value of such securities is $503,750, representing 0.1% of the Portfolio’s net assets.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Restricted security. At September 30, 2019, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Foreign Government Obligations	Export-Import Bank of Korea 1.93%, 02/24/2020, MTN	02/16/2017	$229,683	$226,314	0.1%

(K)	Security is Level 3 of the fair value hierarchy.
(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2019, the total value of securities is $766,962, representing 0.2% of the Portfolio’s net assets.

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	All or a portion of the security represents an unsettled loan commitment at September 30, 2019 where the rate will be determined at time of settlement.
(N)	Securities are subject to sale-buyback transactions.
(O)	All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The value of the security is $100,370.
(P)	Rates disclosed reflect the yields at September 30, 2019.
(Q)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $1,244,140.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(T)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(U)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(V)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(W)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(X)	Level 3 securities were not considered significant to the Portfolio.
(Y)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
COP	Columbian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.0%
ABFC Trust
Series 2004-OPT4, Class A1,
1-Month LIBOR + 0.62%, 2.64% (A), 04/25/2034	$ 129,387	$ 129,546
Adams Mill CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.10%, 3.40% (A), 07/15/2026 (B)	3,259,655	3,260,578
Ally Auto Receivables Trust
Series 2018-3, Class A2,
2.72%, 05/17/2021	2,376,385	2,377,913
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class A2B,
1-Month LIBOR + 0.23%, 2.27% (A), 07/19/2021	759,735	759,735
Ameriquest Mortgage Securities Trust
Series 2006-R1, Class M1,
1-Month LIBOR + 0.39%, 2.41% (A), 03/25/2036	171,621	171,386
Apex Credit CLO, Ltd.
Series 2016-1A, Class ASR,
3-Month LIBOR + 1.05%, 3.31% (A), 10/27/2028 (B)	6,700,000	6,699,638
Apidos CLO XVI
Series 2013-16A, Class A1R,
3-Month LIBOR + 0.98%, 3.28% (A), 01/19/2025 (B)	473,644	473,860
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-W4, Class A2D,
1-Month LIBOR + 0.38%, 2.40% (A), 02/25/2036	2,688,612	2,224,720
Aurium CLO
Series 2A, Class AR,
3-Month EURIBOR + 0.68%, 0.68% (A), 10/13/2029 (B) (C)	EUR 3,600,000	3,924,033
B&M CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 0.73%, 3.05% (A), 04/16/2026 (B)	$ 3,027,231	3,027,010
Barings Euro CLO
Series 2016-1A, Class A1R,
3-Month EURIBOR + 0.68%, 0.68% (A), 07/27/2030 (B) (C)	EUR 6,000,000	6,539,525
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.65%, 2.67% (A), 03/25/2035	$ 651,304	654,481
Series 2005-HE6, Class M2,
1-Month LIBOR + 1.01%, 3.02% (A), 06/25/2035	230,711	230,840
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 2.26% (A), 12/25/2036	12,935,731	11,375,430
Series 2007-HE3, Class 1A2,
1-Month LIBOR + 0.20%, 2.22% (A), 04/25/2037	470,456	745,251

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 2.68% (A), 10/25/2032	$ 6,105	$ 6,125
Series 2004-1, Class M1,
1-Month LIBOR + 0.98%, 2.99% (A), 06/25/2034	2,005,593	2,038,330
Series 2006-SD3, Class 21A1,
4.35% (A), 07/25/2036	77,380	77,632
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A1AR,
3-Month LIBOR + 0.78%, 3.08% (A), 07/18/2027 (B)	4,500,000	4,499,919
Cent CLO 19, Ltd.
Series 2013-19A, Class A1A,
3-Month LIBOR + 1.33%, 3.59% (A), 10/29/2025 (B)	3,814,187	3,818,223
Chase Issuance Trust
Series 2017-A1, Class A,
1-Month LIBOR + 0.30%, 2.33% (A), 01/15/2022	7,000,000	7,003,838
Chesapeake Funding II LLC
Series 2018-2A, Class A1,
3.23%, 08/15/2030 (B)	6,441,696	6,527,587
CIFC Funding, Ltd.
Series 2015-2A, Class AR,
3-Month LIBOR + 0.78%, 3.08% (A), 04/15/2027 (B)	8,422,103	8,401,864
Series 2015-5A, Class A1R,
3-Month LIBOR + 0.86%, 3.14% (A), 10/25/2027 (B)	8,200,000	8,164,051
CIT Mortgage Loan Trust
Series 2007-1, Class 1A,
1-Month LIBOR + 1.35%, 3.37% (A), 10/25/2037 (B)	4,126,711	4,172,593
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificate
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 2.96% (A), 10/25/2034	4,631,000	4,632,174
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC1, Class A1,
1-Month LIBOR + 0.16%, 2.18% (A), 12/25/2036 (B)	8,755,318	6,018,587
Series 2007-AMC4, Class A2C,
1-Month LIBOR + 0.17%, 2.19% (A), 05/25/2037	503,586	501,636
Series 2007-FS1, Class 1A1,
4.60% (A), 10/25/2037 (B)	3,065,842	3,159,483
Countrywide Asset-Backed Certificates
Series 2006-20, Class 1A,
1-Month LIBOR + 0.14%, 2.16% (A), 04/25/2047	3,918,417	3,820,580
Series 2006-24, Class 1A,
1-Month LIBOR + 0.14%, 2.16% (A), 06/25/2047	9,599,814	8,519,655
Series 2006-24, Class 2A3,
1-Month LIBOR + 0.15%, 2.17% (A), 06/25/2047	2,651,472	2,633,485

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Series 2007-2, Class 2A3,
1-Month LIBOR + 0.14%, 2.16% (A), 08/25/2037	$ 4,633,161	$ 4,558,209
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-9, Class MV4,
1-Month LIBOR + 1.58%, 3.59% (A), 11/25/2034	2,500,000	2,470,968
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 3.20% (A), 10/15/2027 (B)	7,100,000	7,090,720
Evergreen Credit Card Trust
Series 2019-2, Class A,
1.90%, 09/15/2024 (B)	8,100,000	8,065,671
Ford Credit Auto Owner Trust
Series 2014-2, Class A,
2.31%, 04/15/2026 (B)	6,820,000	6,820,047
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 3.33% (A), 01/21/2028 (B)	6,700,000	6,684,804
GSAMP Trust
Series 2005-HE1, Class M2,
1-Month LIBOR + 1.32%, 3.34% (A), 12/25/2034	3,153,414	2,561,165
Series 2007-HS1, Class A1,
1-Month LIBOR + 0.85%, 2.87% (A), 02/25/2047	569,064	569,563
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 3.38% (A), 10/22/2025 (B)	4,226,882	4,227,317
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 2.62% (A), 11/25/2032	1,283	1,253
Series 2004-4, Class M1,
1-Month LIBOR + 0.78%, 2.80% (A), 10/25/2034	3,523,628	3,515,476
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 2.24% (A), 04/25/2037	1,472,313	1,158,501
KVK CLO, Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 3.70% (A), 01/14/2028 (B)	7,000,000	6,970,096
LoanCore Issuer, Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 3.16% (A), 05/15/2028 (B)	6,600,000	6,602,145
Master Asset-Backed Securities Trust
Series 2007-HE2, Class A1,
1-Month LIBOR + 1.15%, 3.17% (A), 08/25/2037	3,276,847	2,912,471
Monarch Grove CLO Trust
Series 2018-1A, Class A1,
3-Month LIBOR + 0.88%, 3.16% (A), 01/25/2028 (B)	5,700,000	5,674,949

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1-Month LIBOR + 0.93%, 2.95% (A), 11/25/2034	$ 1,349,193	$ 1,343,284
Series 2005-WMC6, Class M3,
1-Month LIBOR + 0.77%, 2.78% (A), 07/25/2035	2,991,387	3,007,954
Series 2007-HE5, Class A2C,
1-Month LIBOR + 0.25%, 2.27% (A), 03/25/2037	2,805,640	1,528,108
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.20%, 3.50% (A), 04/18/2025 (B)	3,053,742	3,054,117
Navient Private Education Loan Trust
Series 2018-BA, Class A1,
1-Month LIBOR + 0.35%, 2.38% (A), 12/15/2059 (B)	1,824,499	1,823,759
Navient Student Loan Trust
Series 2017-3A, Class A1,
1-Month LIBOR + 0.30%, 2.32% (A), 07/26/2066 (B)	847,105	847,266
OCP CLO, Ltd.
Series 2015-9A, Class A1R,
3-Month LIBOR + 0.80%, 3.10% (A), 07/15/2027 (B)	7,000,000	7,000,112
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 0.85%, 3.15% (A), 07/15/2027 (B)	4,100,000	4,088,975
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class A,
3.43%, 12/16/2024 (B)	6,700,000	6,812,174
Option One Mortgage Loan Trust
Series 2007-2, Class 1A1,
1-Month LIBOR + 0.14%, 2.16% (A), 03/25/2037	5,387,046	4,005,948
Series 2007-5, Class 1A1,
1-Month LIBOR + 0.22%, 2.24% (A), 05/25/2037	8,129,246	5,906,966
RASC Trust
Series 2005-KS11, Class M2,
1-Month LIBOR + 0.42%, 2.44% (A), 12/25/2035	7,100,000	7,108,614
Series 2006-EMX1, Class M1,
1-Month LIBOR + 0.41%, 2.43% (A), 01/25/2036	1,414,510	1,412,030
Series 2006-KS9, Class AI3,
1-Month LIBOR + 0.16%, 2.18% (A), 11/25/2036	1,192,020	1,145,527
SLM Student Loan Trust
Series 2003-11, Class A6,
3-Month LIBOR + 0.55%, 2.67% (A), 12/15/2025 (B)	5,137,935	5,139,498
Series 2005-3, Class A5,
3-Month LIBOR + 0.09%, 2.37% (A), 10/25/2024	1,391,715	1,390,991
Sofi Professional Loan Program LLC
Series 2018-A, Class A2A,
2.39%, 02/25/2042 (B)	3,094,142	3,099,059
Sofi Professional Loan Program Trust
Series 2018-B, Class A1FX,
2.64%, 08/25/2047 (B)	3,758,015	3,767,037

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Soundview Home Loan Trust
Series 2005-3, Class M3,
1-Month LIBOR + 0.83%, 2.84% (A), 06/25/2035	$ 98,908	$ 98,691
Series 2006-OPT2, Class A3,
1-Month LIBOR + 0.18%, 2.20% (A), 05/25/2036	1,517,465	1,516,054
Series 2007-WMC1, Class 3A1,
1-Month LIBOR + 0.11%, 2.13% (A), 02/25/2037	1,230,661	451,372
Structured Asset Investment Loan Trust
Series 2005-9, Class M1,
1-Month LIBOR + 0.42%, 2.44% (A), 11/25/2035	6,000,000	5,969,495
TICP CLO I, Ltd.
Series 2015-1A, Class AR,
3-Month LIBOR + 0.80%, 3.08% (A), 07/20/2027 (B)	7,100,000	7,074,106
TICP CLO III, Ltd.
Series 2018-3R, Class A,
3-Month LIBOR + 0.84%, 3.12% (A), 04/20/2028 (B)	5,500,000	5,474,090
Tralee CLO, Ltd.
Series 2018-5A, Class A1,
3-Month LIBOR + 1.11%, 3.39% (A), 10/20/2028 (B)	7,900,000	7,889,438
Trillium Credit Card Trust II
Series 2018-1A, Class A,
1-Month LIBOR + 0.25%, 2.73% (A), 02/27/2023 (B)	11,100,000	11,101,148
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	21,318	22,180
Series 2004-20C, Class 1,
4.34%, 03/01/2024	181,079	186,992
Series 2008-20L, Class 1,
6.22%, 12/01/2028	535,319	589,077
Venture XII CLO, Ltd.
Series 2012-12A, Class ARR,
3-Month LIBOR + 0.80%, 2.94% (A), 02/28/2026 (B)	7,259,881	7,237,368
Venture XVI CLO, Ltd.
Series 2014-16A, Class ARR,
3-Month LIBOR + 0.85%, 3.15% (A), 01/15/2028 (B)	7,000,000	6,979,896
Venture XX CLO, Ltd.
Series 2015-20A, Class AR,
3-Month LIBOR + 0.82%, 3.12% (A), 04/15/2027 (B)	5,551,555	5,538,376
Voya CLO, Ltd.
Series 2014-3A, Class A1R,
3-Month LIBOR + 0.72%, 3.00% (A), 07/25/2026 (B)	4,689,648	4,689,658
Wachovia Mortgage Loan Trust
Series 2005-WMC1, Class M2,
1-Month LIBOR + 0.69%, 2.71% (A), 10/25/2035	1,651,000	1,560,013

	Principal	Value
ASSET-BACKED SECURITIES (continued)
WaMu Asset-Backed Certificates Trust
Series 2007-HE2, Class 2A3,
1-Month LIBOR + 0.25%, 2.27% (A), 04/25/2037	$ 4,228,652	$ 2,224,923
Westlake Automobile Receivables Trust
Series 2018-3A, Class A2A,
2.98%, 01/18/2022 (B)	3,021,329	3,029,287

Total Asset-Backed Securities (Cost $307,416,866)		320,586,646

CERTIFICATE OF DEPOSIT - 0.5%
Banks - 0.5%
Barclays Bank PLC
3-Month LIBOR + 0.40%, 2.68% (A), 10/25/2019	13,500,000	13,500,000

Total Certificate of Deposit (Cost $13,500,000)		13,500,000

CORPORATE DEBT SECURITIES - 49.0%
Aerospace & Defense - 0.3%
United Technologies Corp.
3.65%, 08/16/2023	6,900,000	7,301,799

Airlines - 0.5%
Continental Airlines Pass-Through Trust
4.15%, 10/11/2025	1,726,485	1,818,161
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	6,098,222	6,693,409
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	4,617,948	4,723,238

		13,234,808

Auto Components - 0.0% (D)
ZF North America Capital, Inc.
4.50%, 04/29/2022 (B)	800,000	818,626

Automobiles - 0.8%
BMW Finance NV
2.25%, 08/12/2022 (B)	6,700,000	6,708,744
Nissan Motor Acceptance Corp.
2.60%, 09/28/2022, MTN (E)	6,130,000	6,150,189
Volkswagen Bank GmbH
1.88%, 01/31/2024, MTN (E)	EUR 2,300,000	2,642,207
Volkswagen Group of America Finance LLC
3-Month LIBOR + 0.86%, 2.97% (A), 09/24/2021 (B)	$ 5,400,000	5,408,822
Volkswagen International Finance NV
4.00%, 08/12/2020 (B)	1,400,000	1,419,823

		22,329,785

Banks - 15.8%
AIB Group PLC
4.75%, 10/12/2023 (B)	6,600,000	6,979,438
Banco Bilbao Vizcaya Argentaria SA
Fixed until 02/18/2020 (F), 6.75% (A) (E)	EUR 3,600,000	3,995,627
Banco Espirito Santo SA
2.63%, 05/08/2017, MTN (E) (G) (H)	1,600,000	331,345
4.00%, 01/21/2019, MTN (E) (G) (H)	800,000	165,672
Banco Santander SA
3.85%, 04/12/2023	$ 6,800,000	7,086,223

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	$ 16,197,000	$ 16,541,471
3-Month LIBOR + 1.00%, 3.28% (A), 04/24/2023	8,500,000	8,566,782
4.10%, 07/24/2023	4,100,000	4,374,366
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 3.24% (A), 07/20/2023 (B)	8,000,000	8,071,463
Barclays Bank PLC
7.63%, 11/21/2022	3,100,000	3,417,750
10.18%, 06/12/2021 (B)	5,520,000	6,173,769
Barclays PLC
3-Month LIBOR + 1.63%, 3.96% (A), 01/10/2023	5,200,000	5,220,495
3-Month LIBOR + 2.11%, 4.29% (A), 08/10/2021	5,200,000	5,304,249
Fixed until 09/15/2023 (F), 7.75% (A)	6,500,000	6,764,355
Fixed until 09/15/2022 (F), 7.88% (A) (E)	GBP 3,000,000	3,919,189
BBVA USA
2.50%, 08/27/2024	$ 4,000,000	3,975,371
CitiBank NA
3.05%, 05/01/2020	9,500,000	9,548,122
Citigroup, Inc.
2.70%, 10/27/2022	6,800,000	6,900,710
2.75%, 04/25/2022	8,400,000	8,525,033
2.90%, 12/08/2021	3,700,000	3,754,591
3-Month LIBOR + 1.38%, 3.48% (A), 03/30/2021	1,100,000	1,116,414
3-Month LIBOR + 1.43%, 3.57% (A), 09/01/2023	4,300,000	4,373,757
Cooperatieve Rabobank UA
3-Month LIBOR + 0.43%, 2.70% (A), 04/26/2021	3,700,000	3,713,193
4.38%, 08/04/2025	7,400,000	7,991,712
Fixed until 06/29/2021 (F), 6.63% (A) (E)	EUR 3,200,000	3,800,847
HSBC Holdings PLC
3-Month LIBOR + 0.65%, 2.78% (A), 09/11/2021	$ 6,500,000	6,508,878
Fixed until 07/04/2029 (F), 4.75% (A), MTN (E)	EUR 5,200,000	6,000,722
ING Bank NV
2.63%, 12/05/2022 (B)	$ 3,600,000	3,679,560
ING Groep NV
4.63%, 01/06/2026 (B)	900,000	996,516
Intesa Sanpaolo SpA
4.00%, 09/23/2029 (B)	5,900,000	5,872,855
JPMorgan Chase & Co.
2.40%, 06/07/2021	7,500,000	7,535,658
2.55%, 10/29/2020	800,000	804,135
3.90%, 07/15/2025	7,100,000	7,654,983
JPMorgan Chase Bank NA
Fixed until 04/26/2020, 3.09% (A), 04/26/2021	17,200,000	17,284,627
Lloyds Bank PLC
2.25%, 08/14/2022	8,100,000	8,079,989
7.50% (I), 04/02/2032, MTN (E)	9,600,000	7,863,277
Lloyds Banking Group PLC
Fixed until 03/17/2022, 2.86% (A), 03/17/2023	5,400,000	5,416,908
4.05%, 08/16/2023	5,100,000	5,347,551
Fixed until 06/27/2023 (F), 7.63% (A) (E)	GBP 2,500,000	3,342,838
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/2024	$ 5,100,000	5,309,361
3.46%, 03/02/2023	4,900,000	5,075,909

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mizuho Financial Group, Inc.
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	$ 8,100,000	$ 8,524,676
Natwest Markets PLC
0.63%, 03/02/2022, MTN (E)	EUR 5,800,000	6,390,694
Regions Bank
Fixed until 08/13/2020, 3.37% (A), 08/13/2021	$ 6,800,000	6,859,514
Royal Bank of Scotland Group PLC
Fixed until 05/15/2022, 3.50% (A), 05/15/2023	5,000,000	5,066,550
3.88%, 09/12/2023	4,200,000	4,336,025
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	5,000,000	5,258,172
Fixed until 08/15/2021 (F), 8.63% (A)	3,800,000	4,069,230
Santander PLC
2.13%, 11/03/2020	4,160,000	4,155,945
3.75%, 11/15/2021	8,100,000	8,362,344
Skandinaviska Enskilda Banken AB
3-Month LIBOR + 0.43%, 2.55% (A), 05/17/2021 (B)	6,700,000	6,716,817
3.25%, 05/17/2021 (B)	6,800,000	6,912,061
Societe Generale SA
4.25%, 09/14/2023 (B)	6,500,000	6,896,630
Standard Chartered PLC
Fixed until 01/20/2022, 4.25% (A), 01/20/2023 (B)	6,700,000	6,927,123
Sumitomo Mitsui Banking Corp.
2.51%, 01/17/2020	7,100,000	7,107,470
3-Month LIBOR + 0.37%, 2.69% (A), 10/16/2020	7,900,000	7,916,796
Sumitomo Mitsui Financial Group, Inc.
3-Month LIBOR + 1.68%, 3.78% (A), 03/09/2021	6,000,000	6,109,020
Svenska Handelsbanken AB
3.35%, 05/24/2021, MTN	7,000,000	7,146,726
3.90%, 11/20/2023	7,100,000	7,586,990
Synchrony Bank
3.65%, 05/24/2021	6,900,000	7,032,562
Toronto-Dominion Bank
3.35%, 10/22/2021 (B) (J)	8,100,000	8,336,723
UniCredit SpA
6.57%, 01/14/2022 (B)	7,000,000	7,508,708
7.83%, 12/04/2023 (B)	12,500,000	14,586,125
Wells Fargo & Co.
2.10%, 07/26/2021	4,000,000	3,995,966
2.63%, 07/22/2022, MTN	5,400,000	5,459,953
3-Month LIBOR + 1.23%, 3.49% (A), 10/31/2023	2,000,000	2,030,215
Wells Fargo Bank NA
3-Month LIBOR + 0.51%, 2.79% (A), 10/22/2021	5,800,000	5,818,398
3.55%, 08/14/2023	8,000,000	8,399,766
3.63%, 10/22/2021	4,000,000	4,115,848

		421,012,758

Beverages - 0.5%
Constellation Brands, Inc.
4.25%, 05/01/2023	700,000	748,342
Keurig Dr. Pepper, Inc.
4.06%, 05/25/2023	6,700,000	7,085,579

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Molson Coors Brewing Co.
2.10%, 07/15/2021	$ 2,400,000	$ 2,399,897
Pernod Ricard SA
4.45%, 01/15/2022 (B)	4,000,000	4,196,369

		14,430,187

Biotechnology - 0.7%
AbbVie, Inc.
3.38%, 11/14/2021	8,200,000	8,404,434
3.75%, 11/14/2023	2,700,000	2,839,473
Celgene Corp.
2.25%, 08/15/2021	3,800,000	3,800,151
3.25%, 08/15/2022	3,000,000	3,090,983

		18,135,041

Capital Markets - 5.4%
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (A), 09/11/2025 (B)	6,400,000	6,336,650
3-Month LIBOR + 1.24%, 3.37% (A), 06/12/2024 (B)	6,600,000	6,642,428
Fixed until 06/12/2023, 4.21% (A), 06/12/2024 (B)	6,700,000	7,055,256
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/2021	3,700,000	3,760,954
3.75%, 03/26/2025	6,825,000	7,168,079
3.80%, 06/09/2023	5,600,000	5,848,513
3-Month LIBOR + 2.29%, 4.59% (A), 04/16/2021	5,300,000	5,440,604
Deutsche Bank AG
2.70%, 07/13/2020	7,000,000	6,985,671
3.15%, 01/22/2021	8,200,000	8,194,302
3.30%, 11/16/2022	4,500,000	4,472,934
3.38%, 05/12/2021	6,400,000	6,390,882
3.70%, 05/30/2024 (J)	8,200,000	8,212,670
4.25%, 10/14/2021	4,100,000	4,165,072
5.00%, 02/14/2022	5,300,000	5,492,268
Goldman Sachs Group, Inc.
3-Month LIBOR + 0.75%, 2.90% (A), 02/23/2023	7,100,000	7,093,649
3-Month LIBOR + 0.78%, 3.04% (A), 10/31/2022	4,900,000	4,914,377
3.75%, 05/22/2025	10,700,000	11,323,142
Morgan Stanley
Fixed until 07/22/2024, 2.72% (A), 07/22/2025, MTN	7,600,000	7,676,142
3-Month LIBOR + 1.18%, 3.46% (A), 01/20/2022	2,700,000	2,726,158
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	1,800,000	1,879,845
UBS AG
2.45%, 12/01/2020 (B)	4,300,000	4,314,718
UBS Group Funding Switzerland AG
3.00%, 04/15/2021 (B)	11,000,000	11,132,090
4.13%, 09/24/2025 (B)	2,200,000	2,376,809
4.25%, 03/23/2028 (B)	4,900,000	5,344,770

		144,947,983

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.4%
Sasol Financing LLC
5.88%, 03/27/2024	$ 5,300,000	$ 5,725,605
Syngenta Finance NV
4.44%, 04/24/2023 (B)	5,000,000	5,225,072

		10,950,677

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.72%, 12/01/2022 (B)	822,042	803,555
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (K)	3,503,753	916,652
Odebrecht Oil & Gas Finance, Ltd.
Zero Coupon, 10/31/2019 (B) (F)	500,930	4,383

		1,724,590

Consumer Finance - 6.1%
Ally Financial, Inc.
8.00%, 03/15/2020	9,140,000	9,333,677
Altice Financing SA
6.63%, 02/15/2023 (B)	1,000,000	1,026,250
American Express Co.
3.38%, 05/17/2021	6,600,000	6,731,955
3.40%, 02/27/2023	8,300,000	8,618,518
Capital One Financial Corp.
2.40%, 10/30/2020	6,900,000	6,919,676
3-Month LIBOR + 0.45%, 2.72% (A), 10/30/2020	7,000,000	7,010,934
4.25%, 04/30/2025	6,000,000	6,492,998
Daimler Finance North America LLC
2.25%, 03/02/2020 (B)	1,200,000	1,200,280
2.55%, 08/15/2022 (B)	8,000,000	8,030,260
3.35%, 05/04/2021 (B)	6,800,000	6,912,022
3.40%, 02/22/2022 (B)	8,000,000	8,184,101
Ford Motor Credit Co. LLC
3-Month EURIBOR + 0.37%, 0.05% (A), 12/01/2021, MTN	EUR 800,000	855,358
3-Month LIBOR + 0.93%, 3.06% (A), 09/24/2020, MTN	$ 14,500,000	14,499,608
3.20%, 01/15/2021	6,500,000	6,508,691
5.60%, 01/07/2022	6,500,000	6,829,059
5.75%, 02/01/2021	6,500,000	6,719,797
General Motors Financial Co., Inc.
3-Month EURIBOR + 0.55%, 0.15% (A), 03/26/2022, MTN (E)	EUR 1,900,000	2,055,415
3-Month LIBOR + 0.85%, 3.16% (A), 04/09/2021	$ 4,100,000	4,097,450
3.20%, 07/13/2020	7,000,000	7,038,530
3-Month LIBOR + 0.93%, 3.23% (A), 04/13/2020	8,400,000	8,420,461
4.20%, 11/06/2021	6,400,000	6,602,595
Springleaf Finance Corp.
6.88%, 03/15/2025	5,600,000	6,170,500
Volkswagen Group of America Finance LLC
3-Month LIBOR + 0.77%, 2.95% (A), 11/13/2020 (B)	6,700,000	6,722,585
4.63%, 11/13/2025 (B)	6,700,000	7,384,909
4.75%, 11/13/2028 (B)	6,700,000	7,453,443

		161,819,072

Diversified Consumer Services - 0.0% (D)
Nationwide Building Society
2.35%, 01/21/2020 (B) (J)	1,300,000	1,300,520

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	$ 7,500,000	$ 7,648,294
4.13%, 07/03/2023	5,400,000	5,663,928
Aircastle, Ltd.
5.13%, 03/15/2021	2,400,000	2,487,551
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	1,100,000	1,104,451
3.88%, 05/01/2023 (B)	3,900,000	4,033,026
4.13%, 08/01/2025 (B)	5,300,000	5,529,058
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.25%, 09/07/2021, MTN (E)	4,100,000	4,082,373
NTT Finance Corp.
1.90%, 07/21/2021, MTN (E)	3,400,000	3,380,110
Tayarra, Ltd.
3.63%, 02/15/2022	2,999,769	3,063,037
Washington Prime Group, LP
6.45%, 08/15/2024 (J)	22,800,000	22,293,840

		59,285,668

Diversified Telecommunication Services - 1.1%
AT&T, Inc.
3-Month LIBOR + 0.75%, 2.89% (A), 06/01/2021	7,900,000	7,941,317
3-Month LIBOR + 0.65%, 2.95% (A), 01/15/2020	5,400,000	5,407,962
3-Month LIBOR + 0.95%, 3.25% (A), 07/15/2021	7,000,000	7,061,586
3-Month LIBOR + 1.18%, 3.31% (A), 06/12/2024	6,700,000	6,822,610
3.40%, 06/15/2022	2,100,000	2,164,695

		29,398,170

Electric Utilities - 1.6%
Duke Energy Corp.
3.05%, 08/15/2022	7,060,000	7,227,524
Emera Finance, LP
2.70%, 06/15/2021	1,214,000	1,221,133
Evergy, Inc.
2.45%, 09/15/2024	1,500,000	1,498,842
FirstEnergy Corp.
3.90%, 07/15/2027	3,100,000	3,303,322
Florida Power & Light Co.
3.70%, 12/01/2047	3,000,000	3,326,019
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (B)	4,700,000	5,133,425
Mississippi Power Co.
3-Month LIBOR + 0.65%, 2.75% (A), 03/27/2020	8,100,000	8,103,097
NextEra Energy Capital Holdings, Inc.
3.20%, 02/25/2022	6,700,000	6,851,566
Progress Energy, Inc.
4.40%, 01/15/2021	4,400,000	4,503,712
Southern Co.
2.75%, 06/15/2020	1,800,000	1,806,575

		42,975,215

Equity Real Estate Investment Trusts - 2.7%
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/2031	1,300,000	1,357,637
4.30%, 01/15/2026	4,100,000	4,470,763
American Tower Corp.
3.38%, 05/15/2024	7,800,000	8,107,163

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	$ 5,500,000	$ 5,813,203
Boston Properties, LP
3.40%, 06/21/2029	6,500,000	6,799,254
CBL & Associates, LP
5.95%, 12/15/2026 (J)	7,100,000	4,987,750
Crown Castle International Corp.
5.25%, 01/15/2023	4,000,000	4,355,076
Digital Realty Trust, LP
3.70%, 08/15/2027	1,600,000	1,678,941
HCP, Inc.
4.00%, 12/01/2022	998,000	1,044,970
Sabra Health Care, LP / Sabra Capital Corp.
3.90%, 10/15/2029 (L)	900,000	886,500
Service Properties Trust
4.25%, 02/15/2021	1,900,000	1,925,807
4.35%, 10/01/2024	6,500,000	6,580,049
Simon Property Group, LP
2.00%, 09/13/2024	6,800,000	6,733,847
Unibail-Rodamco-Westfield SE
1.00%, 03/14/2025, MTN (E)	EUR 4,900,000	5,609,354
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.25%, 10/05/2020 (B)	$ 4,200,000	4,242,713
Welltower, Inc.
4.25%, 04/15/2028	5,900,000	6,472,692

		71,065,719

Food Products - 1.2%
Campbell Soup Co.
3.30%, 03/15/2021	2,900,000	2,941,835
Conagra Brands, Inc.
3.80%, 10/22/2021	2,761,000	2,849,507
Kraft Heinz Foods Co.
3.38%, 06/15/2021	8,000,000	8,103,797
Mondelez International Holdings BV
2.00%, 10/28/2021 (B)	2,600,000	2,594,269
Mondelez International, Inc.
3.63%, 05/07/2023	6,800,000	7,113,174
Tyson Foods, Inc.
3-Month LIBOR + 0.45%, 2.60% (A), 08/21/2020	8,800,000	8,799,952

		32,402,534

Gas Utilities - 0.5%
Boston Gas Co.
3.00%, 08/01/2029 (B)	6,150,000	6,334,556
CenterPoint Energy Resources Corp.
3.55%, 04/01/2023	6,900,000	7,165,966

		13,500,522

Health Care Equipment & Supplies - 0.1%
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	2,000,000	2,003,413

Health Care Providers & Services - 0.8%
Centene Corp.
5.38%, 06/01/2026 (B)	700,000	732,375
CVS Health Corp.
2.80%, 07/20/2020	8,100,000	8,136,120
3.50%, 07/20/2022	1,500,000	1,549,082
3.70%, 03/09/2023	5,600,000	5,829,253
4.00%, 12/05/2023	400,000	422,668

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA, Inc.
5.38%, 09/01/2026	$ 5,300,000	$ 5,823,110
5.88%, 02/01/2029	100,000	112,323

		22,604,931

Hotels, Restaurants & Leisure - 1.2%
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	6,100,000	6,130,317
Marriott International, Inc.
4.15%, 12/01/2023	7,000,000	7,450,358
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026	4,000,000	4,310,000
McDonald’s Corp.
3-Month LIBOR + 0.43%, 2.69% (A), 10/28/2021, MTN	6,600,000	6,601,308
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B)	6,200,000	6,527,360

		31,019,343

Household Products - 0.2%
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/2022 (B)	5,400,000	5,433,290

Industrial Conglomerates - 0.2%
General Electric Co.
0.38%, 05/17/2022	EUR 1,800,000	1,950,532
2.20%, 01/09/2020, MTN	$ 400,000	399,522
4.65%, 10/17/2021, MTN	2,300,000	2,392,519

		4,742,573

Insurance - 0.8%
Allstate Corp.
3-Month LIBOR + 0.63%, 2.73% (A), 03/29/2023	5,600,000	5,610,049
Ambac LSNI LLC
3-Month LIBOR + 5.00%, 7.10% (A), 02/12/2023 (B)	6,033,646	6,093,983
American International Group, Inc.
3.75%, 07/10/2025	2,200,000	2,324,448
Jackson National Life Global Funding
2.38%, 09/15/2022 (B)	6,500,000	6,535,821

		20,564,301

IT Services - 0.4%
DXC Technology Co.
3-Month LIBOR + 0.95%, 3.08% (A), 03/01/2021	5,231,000	5,227,980
PayPal Holdings, Inc.
2.85%, 10/01/2029	6,700,000	6,741,685

		11,969,665

Machinery - 0.2%
Wabtec Corp.
3-Month LIBOR + 1.30%, 3.42% (A), 09/15/2021	6,600,000	6,600,194

Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
3-Month LIBOR + 1.65%, 3.90% (A), 02/01/2024	3,500,000	3,587,034
4.46%, 07/23/2022	3,800,000	4,000,719

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Discovery Communications LLC
2.80%, 06/15/2020	$ 500,000	$ 501,709
Time Warner Cable LLC
4.00%, 09/01/2021	2,400,000	2,455,483

		10,544,945

Oil, Gas & Consumable Fuels - 0.7%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
5.50%, 10/15/2019	6,100,000	6,106,418
BP Capital Markets America, Inc.
3.79%, 02/06/2024	1,600,000	1,700,429
Enbridge, Inc.
3-Month LIBOR + 0.70%, 2.82% (A), 06/15/2020	5,300,000	5,309,389
Petrobras Global Finance BV
5.09%, 01/15/2030 (B)	2,873,000	2,996,970
Petroleos Mexicanos
6.84%, 01/23/2030 (B)	3,100,000	3,211,290

		19,324,496

Pharmaceuticals - 1.1%
Allergan Funding SCS
3.45%, 03/15/2022	300,000	307,434
Allergan Sales LLC
5.00%, 12/15/2021 (B)	1,200,000	1,260,706
Bayer Finance II LLC
3.50%, 06/25/2021 (B)	2,000,000	2,040,055
3.88%, 12/15/2023 (B)	13,800,000	14,415,523
4.25%, 12/15/2025 (B)	3,800,000	4,059,751
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	900,000	904,170
Teva Pharmaceutical Finance II BV
1.25%, 03/31/2023 (E)	EUR 2,800,000	2,549,830
3.25%, 04/15/2022	3,800,000	3,841,066

		29,378,535

Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%, 01/15/2022	$ 5,959,000	6,016,652
3.63%, 01/15/2024	5,000,000	5,113,050
Broadcom, Inc.
3.13%, 10/15/2022 (B)	5,300,000	5,366,514
Microchip Technology, Inc.
3.92%, 06/01/2021	4,600,000	4,698,330
NXP BV / NXP Funding LLC
4.13%, 06/01/2021 (B)	10,200,000	10,465,489

		31,660,035

Software - 0.3%
VMware, Inc.
2.95%, 08/21/2022	7,100,000	7,199,445

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (B)	6,500,000	7,073,810

Tobacco - 0.8%
BAT Capital Corp.
3.56%, 08/15/2027	4,300,000	4,331,301

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco (continued)
BAT International Finance PLC
2.75%, 06/15/2020 (B)	$ 5,200,000	$ 5,215,439
Imperial Brands Finance PLC
2.95%, 07/21/2020 (B)	6,200,000	6,222,533
JT International Financial Services BV
3.50%, 09/28/2023, MTN (E)	4,500,000	4,675,942

		20,445,215

Trading Companies & Distributors - 0.3%
Air Lease Corp.
3.88%, 04/01/2021	1,800,000	1,838,416
4.25%, 02/01/2024, MTN	5,000,000	5,294,342
BOC Aviation, Ltd.
4.00%, 01/25/2024, MTN (E)	1,400,000	1,459,528

		8,592,286

Wireless Telecommunication Services - 0.1%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (B)	3,600,000	3,613,500

Total Corporate Debt Securities (Cost $1,286,284,070)		1,309,403,651

FOREIGN GOVERNMENT OBLIGATIONS - 5.9%
Brazil - 2.1%
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/2020 - 04/01/2020	BRL 233,900,000	55,125,383

Japan - 1.3%
Japan Bank for International Cooperation
2.88%, 07/21/2027	$ 8,500,000	9,024,312
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)	8,400,000	8,539,120
3.38%, 09/27/2023 (B)	10,500,000	11,034,423
Japan Government Twenty Year Bond
0.30%, 06/20/2039	JPY 760,000,000	7,169,410

		35,767,265

Kuwait - 0.1%
Kuwait International Government Bond
2.75%, 03/20/2022 (B)	$ 1,300,000	1,316,250

Qatar - 0.6%
Qatar Government International Bond
4.50%, 04/23/2028 (E)	7,300,000	8,317,635
5.10%, 04/23/2048 (E)	6,900,000	8,814,750

		17,132,385

Spain - 1.8%
Spain Government Bond
1.40%, 07/30/2028 (E)	EUR 11,000,000	13,400,325
1.45%, 04/30/2029 (E)	7,400,000	9,088,532
1.85%, 07/30/2035 (E)	4,500,000	5,849,338
0.60%, 10/31/2029, MTN (E)	17,500,000	19,937,731

		48,275,926

Total Foreign Government Obligations (Cost $155,386,450)		157,617,209

	Principal	Value
LOAN ASSIGNMENT - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Wyndham Hotels & Resorts, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 3.79% (A), 05/30/2025	$ 4,257,000	$ 4,275,624

Total Loan Assignment (Cost $4,257,000)		4,275,624

MORTGAGE-BACKED SECURITIES - 6.9%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21,
4.32% (A), 01/25/2036	116,369	110,016
Series 2005-4, Class 1A1,
3.17% (A), 08/25/2035	90,362	71,424
Series 2005-5, Class 2A1,
4.60% (A), 09/25/2035	73,151	70,260
Alternative Loan Trust
Series 2003-J3, Class 2A1,
6.25%, 12/25/2033	25,056	25,754
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.21%, 2.23% (A), 05/25/2035	148,124	141,633
Series 2005-56, Class 5A2,
1-Month LIBOR + 0.77%, 2.79% (A), 11/25/2035	329,003	317,761
Series 2005-62, Class 2A1,
12-MTA + 1.00%, 3.45% (A), 12/25/2035	13,682	12,589
Series 2005-80CB, Class 1A1,
6.00%, 02/25/2036	3,822,383	3,644,295
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 2.56% (A), 08/25/2035	3,988,660	2,662,755
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 2.23% (A), 09/20/2046	2,507,692	2,179,185
Series 2006-OA21, Class A1,
1-Month LIBOR + 0.19%, 2.23% (A), 03/20/2047	2,053,340	1,776,250
Series 2007-9T1, Class 1A10,
6.00%, 05/25/2037	904,703	632,910
Series 2007-HY4, Class 1A1,
3.94% (A), 06/25/2037	1,261,029	1,096,173
American Home Mortgage Assets Trust
Series 2007-1, Class A1,
12-MTA + 0.70%, 3.15% (A), 02/25/2047	3,435,273	2,127,430
Ashford Hospitality Trust
Series 2018-AHT1, Class A,
1-Month LIBOR + 1.00%, 3.03% (A), 05/15/2035 (B)	7,500,000	7,490,604
Banc of America Funding Trust
Series 2005-D, Class A1,
4.81% (A), 05/25/2035	2,487,933	2,546,241
Series 2006-D, Class 5A1,
4.35% (A), 05/20/2036	229,340	217,712
Series 2006-J, Class 4A1,
4.65% (A), 01/20/2047	49,105	47,627
BBCMS Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	4,390,117	4,424,807

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust
Series 2013-RR12, Class 1A3,
1-Month LIBOR + 0.50%, 2.65% (A), 05/26/2035 (B)	$ 47,281	$ 46,968
Bear Stearns Alt-A Trust
Series 2005-8, Class 21A1,
4.18% (A), 10/25/2035	1,783,024	1,712,337
Series 2006-6, Class 31A1,
4.05% (A), 11/25/2036	2,967,761	2,748,075
Series 2006-6, Class 32A1,
3.83% (A), 11/25/2036	563,791	467,485
Series 2006-8, Class 3A1,
1-Month LIBOR + 0.16%, 2.18% (A), 02/25/2034	292,879	289,411
Series 2006-R1, Class 2E21,
3.94% (A), 08/25/2036	500,482	422,417
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
4.43% (A), 08/25/2033	241,296	240,580
Series 2003-8, Class 2A1,
4.89% (A), 01/25/2034	23,652	24,643
Series 2003-8, Class 4A1,
4.67% (A), 01/25/2034	64,448	66,462
Series 2003-9, Class 2A1,
4.62% (A), 02/25/2034	39,251	40,469
Series 2004-10, Class 22A1,
4.60% (A), 01/25/2035	68,300	69,355
Series 2006-4, Class 1A1,
4.67% (A), 10/25/2036	137,402	134,839
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
4.08% (A), 01/26/2036	234,724	208,353
Series 2007-R6, Class 2A1,
3.61% (A), 12/26/2046	184,006	159,445
Business Mortgage Finance 7 PLC
Series 7X, Class A1,
3-Month GBP LIBOR + 1.00%, 2.77% (A), 02/15/2041 (E)	GBP 1,804,237	2,195,771
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
4.70% (A), 10/19/2032	$ 26,659	25,459
Series 2004-12, Class 11A1,
3.80% (A), 08/25/2034	22,806	21,699
Series 2005-HY10, Class 5A1,
3.84% (A), 02/20/2036	79,889	69,651
Series 2006-OA5, Class 2A2,
1-Month LIBOR + 0.30%, 2.32% (A), 04/25/2046	24,293	1,047
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB,
2.84%, 10/10/2049	7,200,000	7,373,864
Series 2017-1500, Class A,
1-Month LIBOR + 0.85%, 2.88% (A), 07/15/2032 (B)	6,800,000	6,802,086
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
1-Year CMT + 2.10%, 4.68% (A), 09/25/2035	131,319	134,681
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 4.55% (A), 09/25/2035	81,420	83,420

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1,
4.20% (A), 06/25/2033	$ 174,686	$ 176,034
CSMC Trust
Series 2008-3R, Class 1A2,
3.99% (A), 07/26/2037 (B)	832,442	723,345
DBGS Mortgage Trust
Series 2019-1735, Class A,
3.84%, 04/10/2037 (B)	6,500,000	7,148,051
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-AR1, Class 2A1,
3.40% (A), 08/25/2035	74,429	70,941
Eurosail PLC
Series 2007-3X, Class A3C,
3-Month GBP LIBOR + 0.95%, 1.73% (A), 06/13/2045 (E)	GBP 1,707,503	2,074,545
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
4.60% (A), 08/25/2035	$ 23,119	19,253
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	6,000,000	6,041,142
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	4,400,000	4,509,390
Series 2016-GS3, Class WMA,
3.72% (A), 10/10/2049 (B)	2,000,000	2,084,693
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
1-Month LIBOR + 0.34%, 2.36% (A), 12/25/2034	212,345	207,156
Series 2005-8F, Class 2A6,
5.50%, 11/25/2035	3,061,608	3,092,845
Series 2005-AR6, Class 2A1,
4.48% (A), 09/25/2035	106,164	109,037
Series 2006-AR1, Class 2A1,
4.38% (A), 01/25/2036	2,260	2,300
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A,
1-Month LIBOR + 0.20%, 2.26% (A), 09/19/2046	269,447	250,034
Hawksmoor Mortgages
Series 2019-1A, Class A,
SONIA + 1.05%, 1.76% (A), 05/25/2053 (B)	GBP 25,500,000	31,369,691
Hilton Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	$ 8,600,000	8,580,745
IndyMac INDX Mortgage Loan Trust
Series 2006-AR35, Class 2A1A,
1-Month LIBOR + 0.17%, 2.19% (A), 01/25/2037	5,806,577	5,637,206
Series 2006-R1, Class A3,
3.74% (A), 12/25/2035	2,945,973	2,760,887
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 2.42% (A), 03/25/2036	220,782	39,153
Merrill Lynch Mortgage Investors Trust
Series 2005-3, Class 4A,
1-Month LIBOR + 0.25%, 2.27% (A), 11/25/2035	835	838

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	$ 6,000,000	$ 6,165,349
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	5,300,000	5,550,319
Morgan Stanley Mortgage Loan Trust
Series 2007-14AR, Class 1A3,
4.22% (A), 10/25/2037	903,614	856,467
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1,
6.50%, 03/25/2034 (B)	357,640	353,492
RALI Trust
Series 2005-QA13, Class 2A1,
4.78% (A), 12/25/2035	1,679,203	1,541,737
Series 2005-QO3, Class A1,
1-Month LIBOR + 0.80%, 2.82% (A), 10/25/2045	191,295	173,730
Series 2007-QO2, Class A1,
1-Month LIBOR + 0.15%, 2.17% (A), 02/25/2047	3,569,872	1,960,619
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A,
4.95% (A), 01/25/2034 (B)	286,163	277,452
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	144,121	143,979
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 2.36% (A), 06/25/2035 (B)	295,572	283,274
Series 2006-R1, Class AF1,
1-Month LIBOR + 0.34%, 2.36% (A), 01/25/2036 (B)	2,839,066	2,762,302
Residential Asset Securitization Trust
Series 2007-A2, Class 2A2,
6.50%, 04/25/2037	3,887,801	1,821,781
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	3,019	3,125
Series 2005-SA4, Class 1A21,
4.34% (A), 09/25/2035	383,535	316,619
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 2.28% (A), 06/12/2044 (E)	7,068,330	6,641,226
Sequoia Mortgage Trust
Series 2004-12, Class A1,
1-Month LIBOR + 0.54%, 2.58% (A), 01/20/2035	411,450	404,244
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 2.80% (A), 10/20/2027	8,854	8,608
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
4.22% (A), 09/25/2034	48,556	49,406
Series 2004-20, Class 3A1,
4.04% (A), 01/25/2035	59,217	59,775
Series 2005-1, Class 1A1,
4.13% (A), 02/25/2035	195,011	198,880
Series 2005-17, Class 3A1,
4.16% (A), 08/25/2035	36,365	36,960
Series 2005-18, Class 3A1,
4.18% (A), 09/25/2035	973,146	845,338
Series 2006-8, Class 1A2,
3.72% (A), 09/25/2036	2,786,918	2,167,136

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.25%, 2.31% (A), 07/19/2035	$ 45,133	$ 44,852
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.25%, 2.31% (A), 07/19/2035	29,775	29,414
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.31% (A), 07/19/2035	76,133	75,719
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.28%, 2.30% (A), 02/25/2036	141,746	136,490
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 2.72% (A), 09/19/2032	10,610	10,495
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.80% (A), 10/20/2051 (B)	GBP 14,628,620	17,993,394
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
4.40% (A), 09/25/2033	$ 661,451	679,666
Series 2005-AR13, Class A1A1,
1-Month LIBOR + 0.29%, 2.31% (A), 10/25/2045	1,818,133	1,803,342
Series 2006-AR10, Class 1A1,
3.72% (A), 09/25/2036	553,196	533,028
Series 2006-AR7, Class 2A,
12-MTA + 0.98%, 3.43% (A), 07/25/2046	123,937	120,800
Series 2007-HY1, Class 1A1,
3.89% (A), 02/25/2037	293,263	272,711
Series 2007-HY4, Class 2A2,
3.47% (A), 04/25/2037	2,369,865	2,208,694
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
4.98% (A), 01/25/2035	54,500	56,246
Series 2005-AR2, Class 1A1,
5.07% (A), 03/25/2035	889,123	894,357

Total Mortgage-Backed Securities (Cost $184,272,325)		185,312,255

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.1%
Metropolitan Water District of Southern California, Revenue Bonds,
Series A,
6.95%, 07/01/2040	3,000,000	3,108,120

Illinois - 0.1%
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	2,000,000	2,357,220

Kentucky - 0.0% (D)
Kentucky State Property & Building Commission, Revenue Bonds
Series C,
4.30%, 11/01/2019	500,000	500,790
4.40%, 11/01/2020	600,000	613,272

		1,114,062

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	$ 2,160,000	$ 2,235,103

Total Municipal Government Obligations (Cost $8,619,297)		8,814,505

U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.2%
Federal Home Loan Mortgage Corp.
3.50%, 03/01/2048 - 08/01/2049	3,294,000	3,433,429
12-Month LIBOR + 1.35%, 3.82% (A), 09/01/2035	37,518	38,833
4.00%, 12/01/2047 - 01/01/2049	16,389,683	17,063,068
4.00%, 09/01/2048 - 10/01/2048 (L)	4,321,326	4,487,281
12-Month LIBOR + 1.87%, 4.33% (A), 09/01/2035	280,077	295,206
1-Year CMT + 2.22%, 4.67% (A), 08/01/2023	7,658	7,857
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
1.37% (A), 08/25/2022	16,947,606	535,058
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.38% (A), 12/15/2029	15,795	15,528
1-Month LIBOR + 0.40%, 2.43% (A), 06/15/2041	4,839,905	4,841,901
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 3.65% (A), 10/25/2044	612,235	618,846
12-MTA + 1.40%, 3.85% (A), 07/25/2044	295,775	305,208
6.50%, 07/25/2043	43,532	51,801
Federal National Mortgage Association
3.00%, 08/01/2049	3,190,504	3,248,019
3.00%, TBA (L)	208,400,000	211,301,874
3.50%, 04/01/2045 - 05/01/2049	7,820,138	8,154,246
3.50%, TBA (L)	351,440,000	360,521,511
12-MTA + 1.20%, 3.68% (A), 06/01/2043	69,529	70,941
6-Month LIBOR + 1.38%, 3.76% (A), 08/01/2035	215,456	221,716
4.00%, 12/01/2040 - 11/01/2048	18,021,696	18,798,904
4.00%, 09/01/2048 - 10/01/2048 (L)	10,655,932	11,088,083
4.00%, TBA (L)	57,200,000	59,380,750
1-Year CMT + 1.81%, 4.07% (A), 08/01/2035	7,364	7,655
6-Month LIBOR + 1.61%, 4.11% (A), 08/01/2036	46,544	48,222
1-Year CMT + 2.04%, 4.11% (A), 09/01/2035	312,182	323,211
12-Month LIBOR + 1.36%, 4.23% (A), 12/01/2034	4,190	4,332
6-Month LIBOR + 1.75%, 4.46% (A), 05/01/2035	207,101	214,711
1-Year CMT + 2.18%, 4.48% (A), 10/01/2035	3,473	3,637

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.50%, 07/01/2041 - 11/01/2048	$ 16,073,399	$ 17,016,918
1-Year CMT + 2.16%, 4.53% (A), 07/01/2032	3,128	3,190
1-Year CMT + 2.24%, 4.71% (A), 01/01/2036	2,593,483	2,737,121
1-Year CMT + 2.22%, 4.73% (A), 01/01/2028	14,108	14,776
5.00%, 12/01/2022 - 06/01/2037	182,111	193,745
5.00%, TBA (L)	11,000,000	11,334,626
5.50%, 01/01/2025 - 09/01/2027	80,538	84,413
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.45%, 2.68% (A), 09/25/2046	3,440,122	3,441,332
Government National Mortgage Association
1-Month LIBOR + 0.37%, 2.60% (A), 06/20/2061 - 10/20/2066	1,473,602	1,473,105
1-Month LIBOR + 0.58%, 2.81% (A), 06/20/2065	4,595,287	4,586,903
1-Month LIBOR + 0.60%, 2.83% (A), 07/20/2065 - 10/20/2065	35,181,100	35,162,868
1-Month LIBOR + 0.62%, 2.85% (A), 09/20/2065	5,563,314	5,561,898
1-Month LIBOR + 0.68%, 2.91% (A), 03/20/2062	43,878	43,921
1-Month LIBOR + 0.75%, 2.98% (A), 08/20/2067	3,473,923	3,509,965
1-Month LIBOR + 0.77%, 3.00% (A), 10/20/2066	7,314,994	7,357,013
3.00%, TBA (L)	23,000,000	23,591,167
1-Month LIBOR + 0.78%, 3.01% (A), 09/20/2066	10,549,567	10,611,892
1-Month LIBOR + 0.80%, 3.03% (A), 06/20/2066	5,551,578	5,589,781
1-Month LIBOR + 0.60%, 3.11% (A), 04/20/2065	4,668,147	4,663,981
1-Month LIBOR + 0.95%, 3.18% (A), 12/20/2066	2,719,374	2,753,514
1-Month LIBOR + 0.70%, 3.21% (A), 10/20/2065	365,331	365,999
3.50%, TBA (L)	148,300,000	153,429,287
12-Month LIBOR + 0.80%, 3.63% (A), 09/20/2067	4,902,543	4,984,872
4.00%, 10/20/2044 - 06/20/2049	22,600,632	23,639,762
4.00%, TBA (L)	176,700,000	183,725,572
4.50%, 06/20/2048 - 04/20/2049	11,985,801	12,552,491
4.50%, TBA (L)	56,400,000	58,895,955
5.00%, 02/20/2049 - 06/20/2049	18,532,473	19,613,458
5.00%, TBA (L)	61,450,000	64,734,696

Total U.S. Government Agency Obligations (Cost $1,364,598,087)		1,366,756,049

U.S. GOVERNMENT OBLIGATIONS - 31.2%
U.S. Treasury - 22.7%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042 (M)	27,300,000	30,640,277
2.88%, 05/15/2043 - 08/15/2045 (M)	38,300,000	44,053,488
3.00%, 11/15/2044 - 02/15/2048 (M)	74,500,000	87,767,285
3.13%, 02/15/2043 - 08/15/2044 (M)	59,400,000	71,146,336
3.38%, 05/15/2044 (M)	35,800,000	44,591,977
3.63%, 08/15/2043 - 02/15/2044 (M)	24,100,000	31,110,383
3.75%, 11/15/2043 (M)	12,400,000	16,310,359
4.25%, 05/15/2039 (M)	2,000,000	2,754,688
4.38%, 11/15/2039 - 05/15/2040	1,800,000	2,528,664
4.50%, 08/15/2039 (M)	3,100,000	4,408,902
4.63%, 02/15/2040	1,100,000	1,592,379

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
1.75%, 09/30/2022 (N) (O) (P)	$ 5,600,000	$ 5,627,781
1.75%, 06/30/2024 (M)	19,600,000	19,766,141
1.88%, 07/31/2022 (M) (N) (O) (P)	32,500,000	32,742,481
1.88%, 08/31/2022 (N) (O)	16,300,000	16,436,895
2.00%, 10/31/2022 (P)	200,000	202,461
2.13%, 09/30/2024 (M) (P)	65,900,000	67,632,449
2.25%, 10/31/2024 (M) (P) (Q)	14,500,000	14,974,082
2.25%, 08/15/2027 (M) (O) (P)	81,200,000	84,888,891
2.63%, 02/15/2029 (M)	26,300,000	28,464,613

		607,640,532

U.S. Treasury Inflation-Protected Securities - 8.5%
U.S. Treasury Inflation-Indexed Bond
0.75%, 02/15/2042	13,851,880	14,560,145
0.75%, 02/15/2045 (M)	1,198,450	1,250,931
0.88%, 01/15/2029 - 02/15/2047 (M)	65,920,568	70,110,185
1.00%, 02/15/2048 - 02/15/2049 (M)	16,192,590	18,056,267
1.38%, 02/15/2044 (M)	3,302,460	3,932,806
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022 (M) (N) (O)	29,854,802	29,541,016
0.38%, 01/15/2027	8,071,884	8,155,270
0.63%, 01/15/2026 (M)	12,417,165	12,719,465
0.75%, 07/15/2028 (M)	64,901,445	68,091,091

		226,417,176

Total U.S. Government Obligations (Cost $788,240,257)		834,057,708

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (R)	27,324,025	27,324,025

Total Other Investment Company (Cost $27,324,025)		27,324,025

Principal		Value
REPURCHASE AGREEMENT - 0.2%

Fixed Income Clearing Corp., 1.05% (R), dated 09/30/2019, to be repurchased at $4,159,454 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $4,244,753.

	$ 4,159,333	$ 4,159,333

Total Repurchase Agreement (Cost $4,159,333)		4,159,333

Total Investments Excluding Purchased Options/Swaptions (Cost $4,144,057,710)		4,231,807,005
Total Purchased Options/Swaptions - 0.0% (D) (Cost $613,919)		8,278

Total Investments Before Securities Sold Short (Cost $4,144,671,629)		4,231,815,283

TBA SHORT COMMITMENTS - (4.4)%
U.S. GOVERNMENT AGENCY OBLIGATION - (4.4)%
Federal National Mortgage Association
3.50%, TBA (L)	(69,720,000)	(71,512,022)
4.00%, TBA (L)	(29,100,000)	(30,194,660)
4.50%, TBA (L)	(16,000,000)	(16,857,275)

Total U.S. Government Agency Obligations (Proceeds $(118,193,503))		(118,563,957)

Total TBA Short Commitments (Proceeds $(118,193,503))		(118,563,957)

Net Other Assets (Liabilities), Net of Securities Sold Short - (54.0)%		(1,441,847,098)

Net Assets - 100.0%		$ 2,671,404,228

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (14.6)%

Bank of Montreal, 2.19% (R), dated 08/09/2019, to be repurchased at $(9,655,480) on 11/12/2019. Collateralized by U.S. Government Obligations, 3.63%, due 08/15/2043 - 02/15/2044, and with a total value of $(9,663,948).

	$ (9,600,000)	$ (9,630,952)
Bank of Montreal, 2.23% (R), dated 09/12/2019, to be repurchased at $(39,030,989) on 10/11/2019. Collateralized by U.S. Government Obligations, 3.00% - 3.63%, due 08/15/2043 - 05/15/2045, and with a total value of $(39,314,703).	(38,961,000)	(39,006,855)
Bank of Montreal, 2.26% (R), dated 08/27/2019, to be repurchased at $(11,674,398) on 10/22/2019. Collateralized by U.S. Government Obligations, 2.63% - 3.63%, due 02/15/2029 - 08/15/2043, and with a total value of $(11,428,844).	(11,633,500)	(11,659,061)
Bank of Montreal, 2.31% (R), dated 09/18/2019, to be repurchased at $(10,281,553) on 10/08/2019. Collateralized by a U.S. Government Obligations, 3.00% - 3.63%, due 08/15/2043 - 11/15/2044, and with a total value of $(10,483,023).	(10,268,375)	(10,276,941)
Bank of Montreal, 2.33% (R), dated 07/24/2019, to be repurchased at $(13,222,827) on 10/22/2019. Collateralized by a U.S. Government Obligations, 1.88% - 3.63%, due 07/31/2022 - 08/15/2043, and with a total value of $(13,047,885).	(13,146,250)	(13,204,959)
Bank of Montreal, 2.37% (R), dated 07/16/2019, to be repurchased at $(4,835,611) on 10/16/2019. Collateralized by U.S. Government Obligations, 2.88% - 4.25%, due 05/15/2039 - 08/15/2043, and with a total value of $(5,219,942).	(4,806,500)	(4,830,865)
Bank of Nova Scotia, 2.29% (R), dated 08/01/2019, to be repurchased at $(6,799,210) on 10/02/2019. Collateralized by a U.S. Government Obligation, 2.88% - 3.00%, due 05/15/2043 - 05/15/2047, and with a value of $(7,071,441).	(6,772,500)	(6,798,779)

	Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS (continued)

Bank of Nova Scotia, 2.31% (R), dated 08/02/2019, to be repurchased at $(182,901,448) on 10/03/2019. Collateralized by U.S. Government Obligations, 2.13% - 3.38%, due 09/30/2024 - 05/15/2047, and with a total value of $(190,666,314).

	$ (182,176,688)	$ (182,878,068)
BNP Paribas, (0.45)% (R), dated 09/24/2019, to be repurchased at $(9,216,928) on 10/08/2019. Collateralized by a U.S. Government Agency Obligation, 1.45%, due 04/30/2029, and with a value of $(9,224,127).	(9,138,150)	(9,137,346)
BofA Securities, Inc., 2.20% (R), dated 09/18/2019, to be repurchased at $(15,148,126) on 10/16/2019. Collateralized by U.S. Government Obligations, 2.63% - 2.75%, due 02/15/2029 - 08/15/2042, and with a total value of $(15,115,765).	(15,122,250)	(15,134,264)
BofA Securities, Inc., 2.40% (R), dated 09/23/2019, to be repurchased at $(8,738,447) on 10/03/2019. Collateralized by U.S. Government Obligations, 1.75% - 2.75%, due 06/30/2024 - 08/15/2042, and with a total value of $(8,701,458).	(8,732,625)	(8,737,282)
Deutsche Bank Securities, Inc., 2.25% (R), dated 09/17/2019, to be repurchased at $(8,975,014) on 10/08/2019. Collateralized by U.S. Government Obligations, 1.13% - 3.38%, due 08/31/2021 - 05/15/2044, and with a total value of $(9,033,376).	(8,963,250)	(8,971,093)
RBS Securities, Inc., 2.50% (R), dated 09/26/2019, to be repurchased at $(71,322,779) on 10/03/2019. Collateralized by U.S. Government Obligations, 2.25%, due 08/15/2027, and Cash with a total value of $(71,299,365).	(71,288,125)	(71,312,878)

Total Reverse Repurchase Agreements		$ (391,579,343)

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - 30-Year U.S. Treasury Note Futures	USD	215.00	11/22/2019	USD	85,000	85	$731	$85
Call - 30-Year U.S. Treasury Note Futures	USD	220.00	11/22/2019	USD	69,000	69	593	69
Call - U.S. Treasury Note Futures	USD	190.00	11/22/2019	USD	6,167,780	38	327	38
Call - U.S. Treasury Note Futures	USD	191.00	11/22/2019	USD	973,860	6	52	6
Call - U.S. Treasury Note Futures	USD	193.00	11/22/2019	USD	40,739,810	251	2,158	251
Call - U.S. Treasury Note Futures	USD	222.00	11/22/2019	USD	12,010,940	74	636	74
Call - U.S. Treasury Note Futures	USD	225.00	11/22/2019	USD	13,309,420	82	705	82
Put - 2-Year U.S. Treasury Note Futures	USD	104.13	11/22/2019	USD	28,446,000	132	1,135	132
Put - 2-Year U.S. Treasury Note Futures	USD	104.38	11/22/2019	USD	34,049,000	158	1,359	158
Put - 5-Year U.S. Treasury Note Futures	USD	108.00	11/22/2019	USD	126,060,700	1,058	9,099	1,058
Put - 5-Year U.S. Treasury Note Futures	USD	108.25	11/22/2019	USD	127,847,950	1,073	9,228	1,073
Put - 5-Year U.S. Treasury Note Futures	USD	108.50	11/22/2019	USD	131,422,450	1,103	9,486	1,103
Put - 5-Year U.S. Treasury Note Futures	USD	109.25	11/22/2019	USD	1,310,650	11	95	11
Put - 5-Year U.S. Treasury Note Futures	USD	109.50	11/22/2019	USD	8,697,950	73	628	73
Put - 5-Year U.S. Treasury Note Futures	USD	110.00	11/22/2019	USD	6,195,800	52	447	52
Put - 5-Year U.S. Treasury Note Futures	USD	111.25	11/22/2019	USD	58,026,050	487	4,188	487
Put - 5-Year U.S. Treasury Note Futures	USD	111.50	11/22/2019	USD	13,463,950	113	972	113
Put - 10-Year U.S. Treasury Note Futures	USD	115.00	11/22/2019	USD	75,449,490	579	4,979	579
Put - 10-Year U.S. Treasury Note Futures	USD	115.50	11/22/2019	USD	153,505,180	1,178	10,131	1,178
Put - 10-Year U.S. Treasury Note Futures	USD	116.50	11/22/2019	USD	114,412,180	878	7,551	878
Put - 10-Year U.S. Treasury Note Futures	USD	118.50	11/22/2019	USD	1,042,480	8	69	8
Put - 10-Year U.S. Treasury Note Futures	USD	119.00	11/22/2019	USD	32,577,500	250	2,150	250

Total							$66,719	$7,758

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - 30-Year	GSB	3-Month USD-LIBOR	Pay	2.94%	12/12/2019	USD	2,300,000	$110,400	$122
Put - 30-Year	MLI	3-Month USD-LIBOR	Pay	2.95	12/09/2019	USD	9,100,000	436,800	398

Total								$547,200	$520

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD	131.00	10/25/2019	USD	34,792,770	267	$(110,538)	$(112,642)
Put - 5-Year U.S. Treasury Note Futures	USD	118.50	10/25/2019	USD	19,064,000	160	(34,800)	(27,501)

Total							$(145,338)	$(140,143)

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Federal National Mortgage Association, 3.00%, TBA	JPM	USD	102.13	11/06/2019	USD	1,430,304,000	14,100,000	$(44,062)	$(20,581)
Call - Federal National Mortgage Association, 3.00%, TBA	JPM	USD	102.19	11/06/2019	USD	1,420,160,000	14,000,000	(41,016)	(18,463)

Total								$(85,078)	$(39,044)

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - USD vs. MXN	CITI	USD	20.32	10/15/2019	USD	23,968,000	$(247,110)	$(27,227)
Call - USD vs. MXN	BOA	USD	20.35	10/10/2019	USD	5,732,000	(60,146)	(2,316)
Put - USD vs. MXN	JPM	USD	19.85	10/03/2019	USD	19,400,000	(104,566)	(139,331)

Total							$(411,822)	$(168,874)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 5-Year	MLI	3-Month USD-LIBOR	Pay	2.75%	12/09/2019	USD	40,100,000	$(438,001)	$(103)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.75	12/12/2019	USD	10,100,000	(110,182)	(31)

Total								$(548,183)	$(134)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(1,190,421)	$(348,195)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
General Electric Co., 2.70%, 10/09/2022	1.00%	Quarterly	12/20/2023	0.99	USD	3,600,000	$3,965	$(114,636)	$118,601
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	1.16	USD	5,400,000	(16,582)	(84,959)	68,377
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2024	1.30	USD	1,600,000	(22,268)	(26,817)	4,549
MetLife, Inc., 4.75%, 02/08/2021	1.00	Quarterly	12/20/2021	0.24	USD	4,500,000	77,020	61,890	15,130
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.52	EUR	9,700,000	147,472	26,966	120,506

Total							$189,607	$(137,556)	$327,163

The notes are an integral part of this report. Transamerica Series Trust	Page 15

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 31	1.00%	Quarterly	12/20/2023	USD	6,000,000	$(175,239)	$(90,133)	$ (85,106)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	2.25%	Semi-Annually/Quarterly	06/20/2028	USD	49,600,000	$(3,150,110)	$2,396,978	$(5,547,088)
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/Quarterly	12/20/2027	USD	30,000,000	(2,429,444)	593,572	(3,023,016)
3-Month USD-LIBOR	Receive	2.80	Quarterly/Semi-Annually	08/22/2023	USD	45,600,000	2,228,366	(673)	2,229,039
3-Month USD-LIBOR	Pay	2.91	Semi-Annually/Quarterly	08/22/2048	USD	12,500,000	(3,487,471)	—	(3,487,471)
3-Month USD-LIBOR	Pay	2.93	Semi-Annually/Quarterly	08/22/2048	USD	4,600,000	(1,310,565)	—	(1,310,565)
3-Month USD-LIBOR	Pay	2.94	Semi-Annually/Quarterly	08/22/2048	USD	4,000,000	(1,149,074)	—	(1,149,074)
6-Month GBP-LIBOR	Pay	0.75	Semi-Annually	03/18/2025	GBP	31,400,000	(323,486)	34,125	(357,611)
6-Month GBP-LIBOR	Pay	0.75	Semi-Annually	03/18/2030	GBP	16,800,000	(221,965)	173,093	(395,058)
6-Month GBP-LIBOR	Pay	0.75	Semi-Annually	03/18/2050	GBP	13,600,000	(213,670)	330,439	(544,109)
6-Month GBP-LIBOR	Pay	1.00	Semi-Annually	12/18/2029	GBP	9,000,000	(388,827)	38,639	(427,466)
6-Month GBP-LIBOR	Pay	1.25	Semi-Annually	12/18/2049	GBP	12,200,000	(2,290,178)	(254,534)	(2,035,644)
6-Month JPY-LIBOR	Receive	0.00	Semi-Annually	09/24/2026	JPY	995,000,000	15,590	1,365	14,225
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/18/2026	JPY	2,180,000,000	83,340	(974)	84,314
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/19/2026	JPY	818,000,000	31,380	—	31,380
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/19/2026	JPY	818,000,000	30,840	—	30,840
6-Month JPY-LIBOR	Receive	0.07	Semi-Annually	09/18/2026	JPY	1,360,000,000	46,761	—	46,761
6-Month JPY-LIBOR	Receive	0.09	Semi-Annually	09/20/2026	JPY	409,000,000	9,251	—	9,251
6-Month JPY-LIBOR	Receive	0.09	Semi-Annually	09/17/2026	JPY	1,360,000,000	30,072	—	30,072
6-Month JPY-LIBOR	Receive	0.09	Semi-Annually	09/13/2026	JPY	820,000,000	16,043	—	16,043
6-Month JPY-LIBOR	Receive	0.10	Semi-Annually	09/13/2026	JPY	1,640,000,000	28,917	—	28,917
6-Month JPY-LIBOR	Receive	0.10	Semi-Annually	08/28/2039	JPY	320,000,000	(52,842)	—	(52,842)
6-Month JPY-LIBOR	Receive	0.12	Semi-Annually	08/22/2039	JPY	1,950,000,000	(251,643)	178,944	(430,587)
6-Month JPY-LIBOR	Receive	0.12	Semi-Annually	08/22/2039	JPY	1,130,000,000	(144,774)	27,143	(171,917)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	10,270,000,000	(2,683,123)	(495,932)	(2,187,191)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	12,240,000,000	(3,216,595)	(481,077)	(2,735,518)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	2,830,000,000	(833,209)	(27,387)	(805,822)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	1,710,000,000	(515,766)	102,493	(618,259)
6-Month JPY-LIBOR	Receive	0.38	Semi-Annually	06/18/2028	JPY	7,090,000,000	2,681,390	251,553	2,429,837
6-Month JPY-LIBOR	Pay	0.40	Semi-Annually	06/18/2028	JPY	1,040,000,000	(409,938)	(753)	(409,185)
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	1,150,000,000	(511,156)	(74,810)	(436,346)
6-Month JPY-LIBOR	Pay	0.71	Semi-Annually	10/31/2038	JPY	930,000,000	(890,691)	56,646	(947,337)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	2,850,000,000	(2,849,353)	83,317	(2,932,670)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	12/20/2038	JPY	3,970,000,000	(4,098,146)	228,474	(4,326,620)
6-Month JPY-LIBOR	Pay	0.79	Semi-Annually	11/12/2038	JPY	470,000,000	(517,300)	1,534	(518,834)
6-Month JPY-LIBOR	Pay	0.80	Semi-Annually	10/22/2038	JPY	320,000,000	(361,853)	—	(361,853)
6-Month JPY-LIBOR	Receive	1.00	Semi-Annually	03/21/2048	JPY	110,000,000	203,639	267,990	(64,351)

Total							$(26,895,590)	$3,430,165	$(30,325,755)

The notes are an integral part of this report. Transamerica Funds	Page 16

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil Government International Bond, 4.25%, 01/07/2025	HSBC	1.00%	Quarterly	03/20/2020	0.44	USD	5,400,000	$12,682	$12,771	$(89)
Petrobras Global Finance BV, 8.38%, 12/10/2018	GSI	1.00	Quarterly	12/20/2019	0.17	USD	900,000	1,526	(4,217)	5,743
Petrobras Global Finance BV, 8.38%, 12/10/2018	BNP	1.00	Quarterly	03/20/2020	0.22	USD	200,000	656	(3,476)	4,132
Petrobras Global Finance BV, 8.38%, 12/10/2018	HSBC	1.00	Quarterly	03/20/2020	0.22	USD	100,000	328	(1,648)	1,976
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BCI	1.00	Quarterly	12/20/2019	0.17	USD	1,400,000	2,374	(7,957)	10,331
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BNP	1.00	Quarterly	12/20/2019	0.17	USD	1,000,000	1,696	(4,046)	5,742
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00	Quarterly	06/20/2024	1.80	USD	6,400,000	(223,775)	(240,707)	16,932

Total								$(204,513)	$(249,280)	$44,767

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Home Equity ABS Index - Series 6-2	BCI	0.11%	Monthly	05/25/2046	USD	4,748,391	$(343,711)	$(965,885)	$622,174

Value
OTC Swap Agreements, at value (Assets)	$19,262
OTC Swap Agreements, at value (Liabilities)	$(567,486)

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	290	12/31/2019	$62,627,862	$62,495,000	$—	$(132,862)
5-Year U.S. Treasury Note	3,970	12/31/2019	475,320,397	473,019,299	—	(2,301,098)
10-Year U.S. Treasury Note	1,919	12/19/2019	252,068,793	250,069,687	—	(1,999,106)
Euro-BTP Italy Government Bond	1,371	12/06/2019	206,245,956	208,609,888	2,363,932	—
German Euro BUXL	50	12/06/2019	12,088,386	11,853,210	—	(235,176)
OTC Call Options Exercise Price EUR 185.50 on German Euro Bund Futures	100	11/22/2019	1,184	1,090	—	(94)
OTC Call Options Exercise Price EUR 192.00 on German Euro Bund Futures	298	11/22/2019	3,443	3,248	—	(195)
OTC Call Options Exercise Price EUR 200.00 on German Euro Bund Futures	150	11/22/2019	1,718	1,635	—	(83)
OTC Put Options Exercise Price EUR 100.00 on German Euro Bund Futures	188	11/22/2019	2,153	2,049	—	(104)
OTC Put Options Exercise Price EUR 101.00 on German Euro Bund Futures	100	11/22/2019	1,184	1,090	—	(94)

Total					$2,363,932	$(4,668,812)

Short Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month EURIBOR	(890)	09/14/2020	$(244,112,975)	$(243,835,650)	$277,325	$—
3-Month EURIBOR	(1,202)	12/14/2020	(329,647,628)	(329,347,866)	299,762	—
3-Year Australia Treasury Bond	(129)	12/16/2019	(10,033,463)	(10,073,037)	—	(39,574)
10-Year Australia Treasury Bond	(765)	12/16/2019	(75,635,786)	(76,081,870)	—	(446,084)
30-Year U.S. Treasury Bond	(605)	12/19/2019	(96,913,321)	(98,199,063)	—	(1,285,742)
Euro OAT	(552)	12/06/2019	(103,905,630)	(102,467,451)	1,438,179	—
German Euro BOBL	(542)	12/06/2019	(80,306,814)	(80,135,655)	171,159	—
German Euro Bund	(188)	12/06/2019	(35,739,208)	(35,705,683)	33,525	—
German Euro Schatz Index	(158)	12/06/2019	(19,367,691)	(19,344,591)	23,100	—
OTC Put Options Exercise Price EUR 171.50 on German Euro Bund Futures	(355)	10/25/2019	(135,192)	(42,563)	92,629	—
OTC Put Options Exercise Price EUR 173.50 on German Euro Bund Futures	(304)	10/25/2019	(139,563)	(162,359)	—	(22,796)
OTC Put Options Exercise Price EUR 174.00 on German Euro Bund Futures	(128)	10/25/2019	(75,266)	(94,869)	—	(19,603)
U.K. Gilt	(15)	12/27/2019	(2,461,027)	(2,475,821)	—	(14,794)

Total					$2,335,679	$(1,828,593)

Total Futures Contracts					$4,699,611	$(6,497,405)

The notes are an integral part of this report. Transamerica Series Trust	Page 17

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	10/09/2019	MXN	28,578,000	USD	1,473,364	$—	$(27,466)
BCLY	11/15/2019	USD	98,884,129	EUR	87,471,000	3,214,098	—
BCLY	11/15/2019	JPY	351,500,000	USD	3,269,280	—	(8,372)
BNP	10/09/2019	USD	8,492,452	MXN	166,582,000	64,268	—
BNP	10/11/2019	RUB	27,530,243	USD	421,000	2,855	—
BNP	11/15/2019	USD	881,896	AUD	1,296,000	5,794	—
BNP	11/15/2019	USD	2,344,423	EUR	2,113,000	33,362	—
BNP	11/15/2019	GBP	1,894,000	USD	2,351,693	—	(18,608)
BNP	12/18/2019	USD	319,407	THB	9,785,669	—	(1,041)
BNP	01/03/2020	USD	12,106,032	BRL	46,400,000	1,001,325	—
BNP	01/03/2020	BRL	45,200,000	USD	11,838,659	—	(1,021,143)
BNP	04/02/2020	USD	28,503,448	BRL	117,400,000	557,307	—
BOA	10/02/2019	USD	35,796,988	GBP	29,052,000	73,128	—
BOA	11/04/2019	GBP	29,052,000	USD	35,845,374	—	(71,690)
BOA	11/15/2019	USD	2,357,062	EUR	2,115,000	43,814	—
BOA	11/15/2019	USD	67,512,921	GBP	55,654,000	—	(1,043,301)
CITI	10/02/2019	USD	1,326,978	CAD	1,768,000	—	(7,559)
CITI	10/02/2019	GBP	29,052,000	USD	35,453,669	270,191	—
CITI	10/17/2019	RUB	12,825,004	USD	200,854	—	(3,569)
CITI	11/05/2019	MXN	125,190,000	USD	6,346,147	—	(41,633)
CITI	11/15/2019	USD	1,328,784	AUD	1,963,000	1,786	—
CITI	11/15/2019	USD	38,883,414	EUR	34,894,000	718,650	—
CITI	11/15/2019	USD	22,280,156	GBP	18,018,000	85,058	—
CITI	11/15/2019	USD	31,157,644	JPY	3,295,900,000	581,178	—
CITI	11/15/2019	JPY	2,578,300,000	USD	24,413,358	—	(494,154)
CITI	11/15/2019	EUR	12,181,000	USD	13,487,506	—	(164,729)
CITI	11/15/2019	GBP	17,348,000	USD	21,229,996	159,341	(19,563)
CITI	11/15/2019	AUD	3,708,000	USD	2,520,264	—	(13,637)
CITI	01/03/2020	USD	65,047,273	BRL	263,500,000	1,984,983	—
CITI	04/02/2020	USD	14,316,566	BRL	59,000,000	272,083	—
DUB	03/18/2020	USD	31,442,562	CNH	226,527,937	—	(152,879)
GSB	10/02/2019	CAD	1,442,000	USD	1,087,362	1,101	—
GSB	10/16/2019	MXN	629,000	USD	32,165	—	(382)
HSBC	10/09/2019	USD	32,109	MXN	629,000	285	—
HSBC	10/09/2019	MXN	629,000	USD	32,164	—	(340)
HSBC	10/11/2019	USD	888,000	RUB	58,202,362	—	(8,083)
HSBC	10/16/2019	USD	32,128	MXN	629,000	345	—
HSBC	11/15/2019	USD	20,802,149	JPY	2,189,500,000	489,890	—
HSBC	11/15/2019	JPY	11,929,300,000	USD	114,104,858	—	(3,435,286)
HSBC	11/15/2019	AUD	2,937,000	USD	2,021,611	—	(36,185)
HSBC	11/15/2019	EUR	33,144,000	USD	36,696,288	—	(445,560)
HSBC	03/18/2020	USD	10,468,734	CNH	75,510,980	—	(63,312)
JPM	10/09/2019	USD	9,635,474	MXN	189,048,000	70,627	—
JPM	10/09/2019	MXN	52,990,000	USD	2,719,241	—	(38,222)
JPM	10/15/2019	RUB	27,901,722	USD	426,000	3,330	—
JPM	11/15/2019	USD	2,988,183	EUR	2,686,000	50,413	—
JPM	11/15/2019	USD	33,305,514	GBP	27,171,000	—	(164,517)
JPM	11/15/2019	JPY	2,119,800,000	USD	20,147,534	—	(481,890)
JPM	11/15/2019	EUR	1,343,000	USD	1,476,759	—	(7,873)
JPM	12/16/2019	USD	193,459	ILS	678,000	—	(2,397)
JPM	01/03/2020	BRL	207,200,000	USD	54,427,856	—	(4,839,597)
JPM	01/22/2020	MXN	378,729,000	USD	18,845,520	10,098	—
RBS	03/18/2020	USD	42,239,841	CNH	304,646,404	—	(251,331)

Total						$9,695,310	$(12,864,319)

The notes are an integral part of this report. Transamerica Series Trust	Page 18

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$320,586,646	$—	$320,586,646
Certificate of Deposit	—	13,500,000	—	13,500,000
Corporate Debt Securities	—	1,309,403,651	—	1,309,403,651
Foreign Government Obligations	—	157,617,209	—	157,617,209
Loan Assignment	—	4,275,624	—	4,275,624
Mortgage-Backed Securities	—	185,312,255	—	185,312,255
Municipal Government Obligations	—	8,814,505	—	8,814,505
U.S. Government Agency Obligations	—	1,366,756,049	—	1,366,756,049
U.S. Government Obligations	—	834,057,708	—	834,057,708
Other Investment Company	27,324,025	—	—	27,324,025
Repurchase Agreement	—	4,159,333	—	4,159,333
Exchange-Traded Options Purchased	7,758	—	—	7,758
Over-the-Counter Interest Rate Swaptions Purchased	—	520	—	520

Total Investments	$27,331,783	$4,204,483,500	$—	$4,231,815,283

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$228,457	$—	$228,457
Centrally Cleared Interest Rate Swap Agreements	—	5,405,589	—	5,405,589
Over-the-Counter Credit Default Swap Agreements	—	19,262	—	19,262
Futures Contracts (X)	4,699,611	—	—	4,699,611
Forward Foreign Currency Contracts (X)	—	9,695,310	—	9,695,310

Total Other Financial Instruments	$4,699,611	$15,348,618	$—	$20,048,229

LIABILITIES
Securities Sold Short
U.S. Government Agency Obligation	$—	$(118,563,957)	$—	$(118,563,957)

Total Securities Sold Short	$—	$(118,563,957)	$—	$(118,563,957)

Other Financial Instruments
Reverse Repurchase Agreements	$—	$(391,579,343)	$—	$(391,579,343)
Exchange-Traded Options Written	(140,143)	—	—	(140,143)
Over-the-Counter Options Written	—	(39,044)	—	(39,044)
Over-the-Counter Foreign Exchange Options Written	—	(168,874)	—	(168,874)
Over-the-Counter Interest Rate Swaptions Written	—	(134)	—	(134)
Centrally Cleared Credit Default Swap Agreements	—	(214,089)	—	(214,089)
Centrally Cleared Interest Rate Swap Agreements	—	(32,301,179)	—	(32,301,179)
Over-the-Counter Credit Default Swap Agreements	—	(567,486)	—	(567,486)
Futures Contracts (X)	(6,497,405)	—	—	(6,497,405)
Forward Foreign Currency Contracts (X)	—	(12,864,319)	—	(12,864,319)

Total Other Financial Instruments	$(6,637,548)	$(437,734,468)	$—	$(444,372,016)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2 (C)
Asset-Backed Securities (C)	$—	$—	$—	$10,463,558

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the total value of 144A securities is $659,696,714, representing 24.7% of the Portfolio’s net assets.
(C)	Transferred from Level 3 to 2 due to utilizing observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2019, the total value of Regulation S securities is $144,735,012, representing 5.4% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Non-income producing securities.
(H)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2019, the total value of such securities is $497,017, representing less than 0.1% of the Portfolio’s net assets.

The notes are an integral part of this report. Transamerica Series Trust	Page 19

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2019; the maturity date disclosed is the ultimate maturity date.
(J)	All or a portion of the securities are on loan. The total value of all securities on loan is $26,783,548. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(K)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(L)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(M)	Securities are subject to sale-buyback transactions.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $20,229,711.
(O)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $11,845,846.
(P)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $11,166,244.
(Q)	All or a portion of the security has been segregated by the custodian as collateral for open TBA commitment transactions. The value of the security is $1,025,467.
(R)	Rates disclosed reflect the yields at September 30, 2019.
(S)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	The Portfolio recognizes transfers in and out of Level 3 as of September 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(X)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (offshore)
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCI	Barclays Capital, Inc.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
RBS	Royal Bank of Scotland PLC

The notes are an integral part of this report. Transamerica Series Trust	Page 20

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 21

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.2%
STORE Master Funding I-VII
Series 2018-1A, Class A1,
3.96%, 10/20/2048 (A)	$ 392,424	$ 415,260

Total Asset-Backed Security (Cost $392,323)		415,260

CORPORATE DEBT SECURITIES - 20.3%
Banks - 11.9%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (B), 10/16/2019 (C)	779,000	681,236
Bank of America Corp.
CPI-YoY + 1.10%, 2.75% (B), 11/19/2024, MTN	5,000,000	4,956,250
4.18%, 11/25/2027, MTN	626,000	675,777
Fixed until 04/24/2037, 4.24% (B), 04/24/2038	891,000	1,017,958
Barclays Bank PLC
CPI-YoY + 1.00%, 2.65% (B), 05/22/2023, MTN (D)	2,600,000	2,598,700
BBVA Bancomer SA
Fixed until 01/18/2028, 5.13% (B), 01/18/2033 (A)	334,000	318,135
Citigroup, Inc.
1.38*CPI-YoY, Zero Coupon (B), 03/27/2025, MTN	1,000,000	977,100
CPI-YoY + 2.50%, 4.31% (B), 03/30/2020, MTN	2,000,000	1,979,000
4.65%, 07/23/2048	865,000	1,058,595
Corestates Capital II
3-Month LIBOR + 0.65%, 2.95% (B), 01/15/2027 (A)	244,000	225,700
Credit Agricole SA
Fixed until 01/10/2028, 4.00% (B), 01/10/2033 (A)	751,000	776,677
Danske Bank A/S
5.38%, 01/12/2024 (A)	200,000	219,686
HSBC Holdings PLC
Fixed until 05/22/2027 (C), 6.00% (B)	336,000	345,583
Intesa Sanpaolo SpA
4.00%, 09/23/2029 (A)	830,000	826,181
Royal Bank of Scotland Group PLC
Fixed until 03/08/2022, 2.00% (B), 03/08/2023, MTN (E)	EUR 400,000	452,291
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	$ 300,000	313,803
Fixed until 06/25/2023, 4.52% (B), 06/25/2024	1,133,000	1,191,502
Fixed until 08/15/2021 (C), 8.63% (B)	234,000	250,579
UniCredit SpA
Fixed until 06/19/2027, 5.86% (B), 06/19/2032 (A)	241,000	247,812
6.57%, 01/14/2022 (A)	350,000	375,435

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UniCredit SpA (continued)
Fixed until 04/02/2029, 7.30% (B), 04/02/2034 (A)	$ 211,000	$ 238,128
Wachovia Capital Trust II
3-Month LIBOR + 0.50%, 2.80% (B), 01/15/2027	354,000	327,450

		20,053,578

Building Products - 0.5%
Masco Corp.
3.50%, 11/15/2027	827,000	839,773

Capital Markets - 0.5%
Goldman Sachs Group, Inc.
Fixed until 11/10/2022 (C), 5.00% (B)	759,000	745,110

Chemicals - 0.3%
Dow Chemical Co.
4.80%, 05/15/2049 (A)	447,000	494,037

Consumer Finance - 0.1%
Navient Corp.
CPI-YoY + 2.15%, 3.80% (B), 12/15/2020, MTN	189,000	189,473

Electric Utilities - 0.2%
FirstEnergy Corp.
3.90%, 07/15/2027	268,000	285,578

Equity Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	473,000	503,225

Health Care Providers & Services - 0.6%
CVS Health Corp.
4.78%, 03/25/2038	932,000	1,020,711

Insurance - 0.5%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 4.28% (B), 02/12/2067 (A)	1,051,000	893,676

Machinery - 0.1%
CNH Industrial NV
3.85%, 11/15/2027, MTN	197,000	203,011

Metals & Mining - 1.5%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	229,000	236,477
Glencore Funding LLC
4.00%, 04/16/2025 (A)	248,000	258,003
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (A)	1,050,000	1,097,029
5.75%, 11/15/2041 (A)	515,000	616,005
Newmont Goldcorp Corp.
2.80%, 10/01/2029	330,000	326,131

		2,533,645

Multi-Utilities - 0.1%
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 4.27% (B), 05/15/2067	242,000	203,582

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 2.9%
Cenovus Energy, Inc.
4.25%, 04/15/2027	$ 474,000	$ 492,809
Enable Midstream Partners, LP
4.95%, 05/15/2028	260,000	270,031
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (B), 07/15/2077	874,000	879,656
Energy Transfer Operating, LP
5.80%, 06/15/2038	318,000	363,919
Fixed until 02/15/2023 (C), 6.25% (B)	755,000	700,262
EnLink Midstream LLC
5.38%, 06/01/2029	126,000	120,330
EnLink Midstream Partners, LP
4.85%, 07/15/2026	406,000	385,700
Fixed until 12/15/2022 (C), 6.00% (B)	142,000	101,530
Enterprise Products Operating LLC
Fixed until 08/16/2027, 5.25% (B), 08/16/2077	278,000	275,627
MPLX, LP
4.25%, 12/01/2027 (A)	380,000	402,036
Fixed until 02/15/2023 (C), 6.88% (B)	381,000	380,543
Noble Energy, Inc.
3.85%, 01/15/2028	260,000	269,820
Petroleos Mexicanos
7.69%, 01/23/2050 (A) (F)	215,000	224,138

		4,866,401

Transportation Infrastructure - 0.8%
Heathrow Funding, Ltd.
1.37%, 03/28/2032 (E)	GBP 603,398	973,495
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.35%, 11/01/2029 (A)	$ 330,000	328,731

		1,302,226

Total Corporate Debt Securities (Cost $33,486,363)		34,134,026

FOREIGN GOVERNMENT OBLIGATIONS - 21.6%
Australia - 3.4%
Australia Government Bond
0.75%, 11/21/2027 (E)	AUD 7,500,000	5,680,161

Canada - 3.3%
Canada Government Real Return Bond
4.25%, 12/01/2021	CAD 6,760,039	5,527,685

France - 1.4%
France Government Bond OAT
2.10%, 07/25/2023 (E)	EUR 1,940,584	2,391,728

Japan - 1.1%
Japan Government CPI Linked Bond
0.10%, 03/10/2028	JPY 186,529,950	1,798,450

Mexico - 1.2%
Mexico Udibonos
Series S,
2.50%, 12/10/2020	MXN 17,678,865	888,028
4.50%, 12/04/2025	20,058,277	1,093,387

		1,981,415

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand - 2.1%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (E)	NZD 4,750,000	$ 3,596,675

Spain - 6.7%
Spain Government Inflation-Linked Bond
0.30%, 11/30/2021	EUR 7,274,680	8,192,443
0.55%, 11/30/2019 (E)	425	465
1.00%, 11/30/2030 (E)	2,294,798	3,002,910

		11,195,818

United Kingdom - 2.4%
U.K. Gilt Inflation-Linked
0.13%, 03/22/2044 (E)	GBP 1,851,026	4,070,269

Total Foreign Government Obligations (Cost $36,872,035)		36,242,201

MORTGAGE-BACKED SECURITIES - 1.6%
BANK
Series 2019-BN19, Class A3,
3.18%, 08/15/2061	$ 1,000,000	1,060,163
Benchmark Mortgage Trust
Series 2018-B1, Class A2,
3.57%, 01/15/2051	230,000	238,820
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A2,
3.00%, 09/15/2052	1,350,000	1,395,776

Total Mortgage-Backed Securities (Cost $2,661,242)		2,694,759

U.S. GOVERNMENT OBLIGATIONS - 54.7%
U.S. Treasury Inflation-Protected Securities - 54.7%
U.S. Treasury Inflation-Indexed Bond
0.63%, 02/15/2043	2,789,750	2,842,513
0.75%, 02/15/2042 - 02/15/2045	5,597,648	5,856,525
1.00%, 02/15/2046	2,652,137	2,935,228
1.38%, 02/15/2044	2,586,927	3,080,698
2.00%, 01/15/2026	2,585,240	2,866,838
2.38%, 01/15/2025 - 01/15/2027	7,231,205	8,154,838
2.50%, 01/15/2029	597,480	720,894
3.63%, 04/15/2028	951,738	1,219,592
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2020 - 07/15/2024	27,902,252	27,710,656
0.25%, 01/15/2025 - 07/15/2029	4,417,074	4,442,883
0.38%, 07/15/2025 - 01/15/2027	10,657,695	10,777,395
0.50%, 01/15/2028	5,429,322	5,549,660
0.63%, 01/15/2024 - 01/15/2026	7,310,738	7,468,367
0.75%, 07/15/2028	5,416,971	5,683,193
1.25%, 07/15/2020	2,470,461	2,480,433

Total U.S. Government Obligations (Cost $88,901,205)		91,789,713

	Shares	Value
PREFERRED STOCKS - 0.3%
Banks - 0.3%
Banco Santander SA,
Series 6, 3-Month LIBOR + 0.52%, 4.00% (B) (F)	3,500	81,480

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Banks (continued)
US Bancorp,
Series A, 3-Month LIBOR + 1.02%, 3.50% (B) (F) (G)	500	$ 425,000

Total Preferred Stocks (Cost $500,925)		506,480

	Principal	Value
SHORT-TERM INVESTMENT COMPANY - 0.3%
Money Market Fund - 0.3%
State Street Institutional U.S. Government Money Market Fund, 1.88% (H)	$ 567,578	567,578

Total Short-Term Investment Company (Cost $567,578)		567,578

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (H)	316,680	$ 316,680

Total Other Investment Company (Cost $316,680)		316,680

Total Investments (Cost $163,698,351)		166,666,697
Net Other Assets (Liabilities) - 0.8%		1,278,224

Net Assets - 100.0%		$ 167,944,921

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	10/10/2019	USD	5,504,053	AUD	7,900,000	$169,907	$—
JPMS	10/10/2019	USD	5,643,053	CAD	7,394,225	60,920	—
JPMS	10/10/2019	USD	17,489,107	EUR	15,500,000	581,588	—
JPMS	10/10/2019	USD	5,007,368	GBP	4,000,000	87,057	—
JPMS	10/10/2019	USD	1,790,300	JPY	193,539,385	—	(882)
JPMS	10/10/2019	USD	1,929,249	MXN	37,000,000	57,591	—
JPMS	10/10/2019	USD	3,608,089	NZD	5,450,000	194,498	—
JPMS	10/10/2019	EUR	2,640,000	USD	2,908,821	—	(29,089)
JPMS	10/10/2019	CAD	2,300,000	USD	1,751,619	—	(15,276)

Total						$1,151,561	$(45,247)

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$415,260	$—	$415,260
Corporate Debt Securities	—	34,134,026	—	34,134,026
Foreign Government Obligations	—	36,242,201	—	36,242,201
Mortgage-Backed Securities	—	2,694,759	—	2,694,759
U.S. Government Obligations	—	91,789,713	—	91,789,713
Preferred Stocks	81,480	425,000	—	506,480
Short-Term Investment Company	567,578	—	—	567,578
Other Investment Company	316,680	—	—	316,680

Total Investments	$965,738	$165,700,959	$—	$166,666,697

Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$1,151,561	$—	$1,151,561

Total Other Financial Instruments	$—	$1,151,561	$—	$1,151,561

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(45,247)	$—	$(45,247)

Total Other Financial Instruments	$—	$(45,247)	$—	$(45,247)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Corporate Debt Securities (D)	$—	$—	$—	$2,598,700

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the total value of 144A securities is $8,193,146, representing 4.9% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Transferred from Level 3 to 2 due to utilizing observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2019, the total value of Regulation S securities is $20,167,994, representing 12.0% of the Portfolio’s net assets.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $310,433. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2019, the value of the security is $425,000, representing 0.3% of the Portfolio’s net assets.
(H)	Rate disclosed reflects the yield at September 30, 2019.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY	US Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 73.4%
Money Market Funds - 73.4%
BlackRock Liquidity Funds T-Fund Portfolio, 1.87% (A)	3,330,663	$ 3,330,663
Dreyfus Treasury Obligations Cash Management Fund, 1.84% (A)	3,331,241	3,331,241
State Street Institutional U.S. Government Money Market Fund, 1.88% (A)	3,330,662	3,330,662
UBS Select Treasury Preferred Fund, 1.91% (A)	3,330,662	3,330,662

Total Short-Term Investment Companies (Cost $13,323,228)		13,323,228

Principal	Value
REPURCHASE AGREEMENT - 18.3%

Fixed Income Clearing Corp., 1.05% (A), dated 09/30/2019, to be repurchased at $3,330,759 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $3,397,984.

$ 3,330,662	$ 3,330,662

Total Repurchase Agreement (Cost $3,330,662)	3,330,662

Total Investments (Cost $16,653,890)	16,653,890
Net Other Assets (Liabilities) - 8.3%	1,504,887

Net Assets - 100.0%	$ 18,158,777

FUTURES CONTRACTS:

Short Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	(243)	12/20/2019	$(36,488,651)	$(36,188,775)	$299,876	$—

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$13,323,228	$—	$—	$13,323,228
Repurchase Agreement	—	3,330,662	—	3,330,662

Total Investments	$13,323,228	$3,330,662	$—	$16,653,890

Other Financial Instruments
Futures Contracts (C)	$299,876	$—	$—	$299,876

Total Other Financial Instruments	$299,876	$—	$—	$299,876

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at September 30, 2019.
(B)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(C)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica QS Investors Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 96.6%
International Equity Funds - 8.1%
iShares Edge MSCI Min Vol EAFE ETF (A)	45,221	$ 3,313,795
Vanguard FTSE All-World ex-US ETF	398,230	19,871,677
Vanguard Total International Stock ETF (A)	128,241	6,624,930

		29,810,402

International Fixed Income Fund - 6.0%
Vanguard Total International Bond ETF	375,847	22,111,079

U.S. Equity Funds - 23.4%
iShares Core S&P 500 ETF	66,725	19,918,747
iShares Edge MSCI Min Vol USA ETF	51,777	3,318,906
iShares Russell 1000 ETF	343,124	56,457,623
Vanguard Small-Cap Growth ETF (A)	18,316	3,334,245
Vanguard Small-Cap Value ETF (A)	25,790	3,323,041

		86,352,562

U.S. Fixed Income Funds - 59.1%
iShares Core U.S. Aggregate Bond ETF	456,799	51,695,943
iShares TIPS Bond ETF	63,320	7,363,483
SPDR Bloomberg Barclays Convertible Securities ETF	210,500	11,040,725
Vanguard Total Bond Market ETF	1,750,036	147,755,539

		217,855,690

Total Exchange-Traded Funds (Cost $347,194,523)		356,129,733

	Shares	Value
OTHER INVESTMENT COMPANY - 3.2%
Securities Lending Collateral - 3.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (B)	11,844,225	$ 11,844,225

Total Other Investment Company (Cost $11,844,225)		11,844,225

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.05% (B), dated 09/30/2019, to be repurchased at $2,007,466 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $2,047,759.	$ 2,007,407	2,007,407

Total Repurchase Agreement (Cost $2,007,407)		2,007,407

Total Investments (Cost $361,046,155)		369,981,365
Net Other Assets (Liabilities) - (0.3)%		(1,166,999)

Net Assets - 100.0%		$ 368,814,366

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$356,129,733	$—	$—	$356,129,733
Other Investment Company	11,844,225	—	—	11,844,225
Repurchase Agreement	—	2,007,407	—	2,007,407

Total Investments	$367,973,958	$2,007,407	$—	$369,981,365

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,604,683. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 65.3%
International Equity Funds - 9.9%
iShares Edge MSCI Min Vol EAFE ETF (A)	39,995	$ 2,930,834
Vanguard FTSE All-World ex-US ETF	825,599	41,197,390
Vanguard Total International Stock ETF (A)	284,791	14,712,303

		58,840,527

International Fixed Income Fund - 4.1%
Vanguard Total International Bond ETF (A)	411,099	24,184,954

U.S. Equity Funds - 24.8%
iShares Core S&P 500 ETF	88,981	26,562,608
iShares Edge MSCI Min Vol USA ETF	46,058	2,952,318
iShares Russell 1000 ETF	645,607	106,228,176
Vanguard Small-Cap Growth ETF (A)	48,587	8,844,777
Vanguard Small-Cap Value ETF (A)	22,803	2,938,166

		147,526,045

U.S. Fixed Income Funds - 26.5%
iShares Core U.S. Aggregate Bond ETF	266,520	30,162,068
iShares TIPS Bond ETF	54,268	6,310,826
SPDR Bloomberg Barclays Convertible Securities ETF (A)	239,298	12,551,180
Vanguard Total Bond Market ETF	1,287,190	108,677,452

		157,701,526

Total Exchange-Traded Funds (Cost $377,550,180)		388,253,052

	Shares	Value
OTHER INVESTMENT COMPANY - 3.3%
Securities Lending Collateral - 3.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (B)	19,869,296	$ 19,869,296

Total Other Investment Company (Cost $19,869,296)		19,869,296

	Principal	Value
REPURCHASE AGREEMENT - 31.6%
Fixed Income Clearing Corp., 1.05% (B), dated 09/30/2019, to be repurchased at $188,492,794 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $192,260,128.	$ 188,487,297	188,487,297

Total Repurchase Agreement (Cost $188,487,297)		188,487,297

Total Investments (Cost $585,906,773)		596,609,645
Net Other Assets (Liabilities) - (0.2)%		(911,085)

Net Assets - 100.0%		$ 595,698,560

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$388,253,052	$—	$—	$388,253,052
Other Investment Company	19,869,296	—	—	19,869,296
Repurchase Agreement	—	188,487,297	—	188,487,297

Total Investments	$408,122,348	$188,487,297	$—	$596,609,645

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $19,465,237. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica QS Investors Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 78.9%
International Equity Funds - 8.6%
iShares Edge MSCI Min Vol EAFE ETF (A)	109,315	$ 8,010,603
Vanguard FTSE All-World ex-US ETF	1,772,973	88,471,353
Vanguard Total International Stock ETF (A)	466,982	24,124,290

		120,606,246

International Fixed Income Fund - 5.9%
Vanguard Total International Bond ETF	1,422,247	83,670,791

U.S. Equity Funds - 20.0%
iShares Core S&P 500 ETF	162,093	48,388,002
iShares Edge MSCI Min Vol USA ETF (A)	125,854	8,067,242
iShares Russell 1000 ETF (A)	1,226,053	201,734,761
Vanguard Small-Cap Growth ETF (A)	88,407	16,093,610
Vanguard Small-Cap Value ETF (A)	62,331	8,031,349

		282,314,964

U.S. Fixed Income Funds - 44.4%
iShares Core U.S. Aggregate Bond ETF	983,672	111,322,160
iShares TIPS Bond ETF (A)	238,832	27,773,773
SPDR Bloomberg Barclays Convertible Securities ETF (A)	797,581	41,833,124
Vanguard Total Bond Market ETF	5,263,187	444,370,878

		625,299,935

Total Exchange-Traded Funds (Cost $1,080,023,767)		1,111,891,936

	Shares	Value
OTHER INVESTMENT COMPANY - 4.5%
Securities Lending Collateral - 4.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (B)	63,871,608	$ 63,871,608

Total Other Investment Company (Cost $63,871,608)		63,871,608

	Principal	Value
REPURCHASE AGREEMENT - 18.8%
Fixed Income Clearing Corp., 1.05% (B), dated 09/30/2019, to be repurchased at $264,305,129 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $269,586,685.	$ 264,297,420	264,297,420

Total Repurchase Agreement (Cost $264,297,420)		264,297,420

Total Investments (Cost $1,408,192,795)		1,440,060,964
Net Other Assets (Liabilities) - (2.2)%		(31,557,177)

Net Assets - 100.0%		$ 1,408,503,787

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,111,891,936	$—	$—	$1,111,891,936
Other Investment Company	63,871,608	—	—	63,871,608
Repurchase Agreement	—	264,297,420	—	264,297,420

Total Investments	$1,175,763,544	$264,297,420	$—	$1,440,060,964

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $62,570,089. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 1.3%
Aerojet Rocketdyne Holdings, Inc. (A)	35,050	$ 1,770,376
Cubic Corp.	26,650	1,876,959
Curtiss-Wright Corp.	11,000	1,423,070
Elbit Systems, Ltd. (B)	10,400	1,713,608

		6,784,013

Airlines - 2.0%
Alaska Air Group, Inc.	86,800	5,634,188
JetBlue Airways Corp. (A)	288,500	4,832,375

		10,466,563

Auto Components - 0.8%
Dana, Inc.	54,500	786,980
Gentex Corp.	22,000	605,770
Stoneridge, Inc. (A)	39,400	1,220,218
Visteon Corp. (A)	22,500	1,857,150

		4,470,118

Banks - 6.4%
Atlantic Union Bankshares Corp.	35,000	1,303,575
Bank of Princeton	26,300	764,278
Berkshire Hills Bancorp, Inc.	64,112	1,877,841
CIT Group, Inc.	114,700	5,197,057
Evans Bancorp, Inc.	5,250	196,350
First Citizens BancShares, Inc., Class A	11,407	5,378,971
First Community Bankshares, Inc.	56,104	1,816,086
Hanmi Financial Corp.	47,100	884,538
Hope Bancorp, Inc.	75,572	1,083,702
Lakeland Bancorp, Inc.	135,500	2,090,765
Sandy Spring Bancorp, Inc.	68,000	2,292,280
Signature Bank	27,700	3,302,394
Sterling Bancorp	91,600	1,837,496
Umpqua Holdings Corp.	100,000	1,646,000
United Community Banks, Inc.	61,000	1,729,350
Washington Trust Bancorp, Inc.	20,353	983,253
Webster Financial Corp.	14,750	691,333
Western Alliance Bancorp	19,450	896,256

		33,971,525

Beverages - 1.5%
Molson Coors Brewing Co., Class B	135,300	7,779,750

Biotechnology - 0.9%
United Therapeutics Corp. (A)	57,300	4,569,675

Building Products - 1.3%
American Woodmark Corp. (A)	15,050	1,338,095
Continental Building Products, Inc. (A)	107,500	2,933,675
Gibraltar Industries, Inc. (A)	10,900	500,746
Insteel Industries, Inc.	15,700	322,321
Masonite International Corp. (A)	13,150	762,700
PGT Innovations, Inc. (A)	73,600	1,271,072

		7,128,609

Capital Markets - 2.1%
E*TRADE Financial Corp.	137,026	5,986,666
Legg Mason, Inc.	45,200	1,726,188
Piper Jaffray Cos.	23,150	1,747,362

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Stifel Financial Corp.	29,400	$ 1,686,972
Waddell & Reed Financial, Inc., Class A (B)	4,600	79,028

		11,226,216

Chemicals - 2.6%
Chase Corp.	4,700	514,133
Corteva, Inc. (A)	147,000	4,116,000
Huntsman Corp.	40,800	949,008
Methanex Corp.	15,900	563,973
Mosaic Co.	161,300	3,306,650
Trinseo SA	38,300	1,644,985
Westlake Chemical Corp.	38,600	2,529,072

		13,623,821

Commercial Services & Supplies - 0.7%
HNI Corp.	9,650	342,575
Knoll, Inc.	50,200	1,272,570
Tetra Tech, Inc.	24,900	2,160,324

		3,775,469

Communications Equipment - 0.6%
Harmonic, Inc. (A)	103,300	679,714
KVH Industries, Inc. (A)	188,682	2,009,463
NETGEAR, Inc. (A)	15,050	484,911

		3,174,088

Construction & Engineering - 1.1%
Comfort Systems, Inc.	44,450	1,966,023
EMCOR Group, Inc.	33,400	2,876,408
Granite Construction, Inc.	35,550	1,142,222

		5,984,653

Construction Materials - 0.3%
US Concrete, Inc. (A)	28,700	1,586,536

Consumer Finance - 0.5%
Ally Financial, Inc.	72,600	2,407,416

Distributors - 1.1%
LKQ Corp. (A)	193,400	6,082,430

Diversified Consumer Services - 0.3%
American Public Education, Inc. (A)	38,100	851,154
K12, Inc. (A)	29,900	789,360

		1,640,514

Diversified Financial Services - 0.9%
Jefferies Financial Group, Inc.	252,598	4,647,803

Diversified Telecommunication Services - 0.6%
GCI Liberty, Inc., Class A (A)	52,300	3,246,261

Electric Utilities - 2.6%
FirstEnergy Corp.	132,900	6,409,767
PPL Corp.	235,700	7,422,193

		13,831,960

Electrical Equipment - 0.6%
Acuity Brands, Inc.	8,250	1,112,018
LSI Industries, Inc.	78,000	407,160
Regal Beloit Corp.	25,400	1,850,390

		3,369,568

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.9%
Coherent, Inc. (A)	6,350	$ 976,122
Daktronics, Inc.	13,900	102,651
Methode Electronics, Inc.	56,990	1,917,144
OSI Systems, Inc. (A)	2,750	279,290
Vishay Intertechnology, Inc.	78,700	1,332,391

		4,607,598

Energy Equipment & Services - 0.7%
Baker Hughes a GE Co.	103,900	2,410,480
Helmerich & Payne, Inc.	25,600	1,025,792

		3,436,272

Entertainment - 1.4%
Lions Gate Entertainment Corp., Class B	54,579	477,020
Viacom, Inc., Class B	288,000	6,920,640

		7,397,660

Equity Real Estate Investment Trusts - 7.4%
Apple Hospitality, Inc.	121,600	2,016,128
Brandywine Realty Trust	112,900	1,710,435
Brixmor Property Group, Inc.	206,400	4,187,856
Chatham Lodging Trust	51,300	931,095
Colony Capital, Inc.	547,200	3,294,144
Community Healthcare Trust, Inc.	49,200	2,191,860
DiamondRock Hospitality Co.	194,000	1,988,500
Gaming and Leisure Properties, Inc.	105,600	4,038,144
JBG SMITH Properties	128,100	5,022,801
Lexington Realty Trust	176,400	1,808,100
Outfront Media, Inc.	44,500	1,236,210
Physicians Realty Trust	107,500	1,908,125
Piedmont Office Realty Trust, Inc., Class A	40,000	835,200
Sabra Health Care, Inc.	64,900	1,490,104
Summit Hotel Properties, Inc.	184,700	2,142,520
VEREIT, Inc.	432,300	4,227,894

		39,029,116

Food & Staples Retailing - 1.1%
US Foods Holding Corp. (A)	131,300	5,396,430
Village Super Market, Inc., Class A	14,600	386,170

		5,782,600

Food Products - 3.5%
General Mills, Inc.	76,000	4,189,120
J.M. Smucker Co.	23,400	2,574,468
Kraft Heinz Co.	125,000	3,491,875
Post Holdings, Inc. (A)	77,968	8,252,133
Sanderson Farms, Inc.	1,600	242,128

		18,749,724

Health Care Equipment & Supplies - 1.9%
AngioDynamics, Inc. (A)	36,000	663,120
Meridian Bioscience, Inc.	111,500	1,058,135
OraSure Technologies, Inc. (A)	136,300	1,018,161
Zimmer Biomet Holdings, Inc.	51,400	7,055,678

		9,795,094

Health Care Providers & Services - 4.7%
AmerisourceBergen Corp.	74,900	6,166,517
AMN Healthcare Services, Inc. (A)	26,800	1,542,608
Cardinal Health, Inc.	85,992	4,057,962
Cross Country Healthcare, Inc. (A)	161,500	1,663,450
DaVita, Inc. (A)	40,400	2,305,628

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Encompass Health Corp.	32,000	$ 2,024,960
Laboratory Corp. of America Holdings (A)	43,000	7,224,000

		24,985,125

Health Care Technology - 0.1%
Omnicell, Inc. (A)	9,700	701,019

Hotels, Restaurants & Leisure - 1.8%
Aramark	112,100	4,885,318
Bloomin’ Brands, Inc.	39,300	743,949
Churchill Downs, Inc.	18,600	2,296,263
Stars Group, Inc. (A) (B)	101,000	1,512,980

		9,438,510

Household Durables - 1.0%
Ethan Allen Interiors, Inc.	49,400	943,540
Helen of Troy, Ltd. (A)	12,700	2,002,282
La-Z-Boy, Inc.	44,000	1,477,960
Turtle Beach Corp. (A) (B)	50,500	589,335
ZAGG, Inc. (A) (B)	42,800	268,356

		5,281,473

Household Products - 0.3%
Spectrum Brands Holdings, Inc. (C)	27,915	1,471,676

Insurance - 8.8%
Alleghany Corp. (A)	8,100	6,461,856
Allstate Corp.	60,000	6,520,800
Arch Capital Group, Ltd. (A)	143,100	6,007,338
Fidelity National Financial, Inc.	133,083	5,910,216
Loews Corp.	114,900	5,915,052
Markel Corp. (A)	4,200	4,963,980
Selective Insurance Group, Inc.	40,183	3,021,360
United Fire Group, Inc.	48,239	2,266,268
Willis Towers Watson PLC	29,300	5,654,021

		46,720,891

Interactive Media & Services - 0.1%
IAC / InterActiveCorp (A)	2,350	512,230

Internet & Direct Marketing Retail - 1.5%
Expedia Group, Inc.	35,364	4,753,275
Qurate Retail, Inc., Series A (A)	307,700	3,173,926

		7,927,201

IT Services - 0.7%
KBR, Inc.	86,000	2,110,440
Leidos Holdings, Inc.	21,000	1,803,480

		3,913,920

Leisure Products - 0.2%
MasterCraft Boat Holdings, Inc. (A)	82,800	1,235,790

Machinery - 2.6%
Altra Industrial Motion Corp.	48,700	1,348,746
Columbus McKinnon Corp.	43,613	1,588,822
Douglas Dynamics, Inc.	32,750	1,459,667
Gencor Industries, Inc. (A)	84,500	981,045
Miller Industries, Inc.	6,300	209,790
Mueller Industries, Inc.	37,550	1,076,934
Oshkosh Corp.	15,050	1,140,790
Trinity Industries, Inc.	246,000	4,841,280
Watts Water Technologies, Inc., Class A	10,250	960,733

		13,607,807

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media - 4.5%
Discovery, Inc., Class C (A)	134,644	$ 3,314,935
DISH Network Corp., Class A (A)	141,100	4,807,277
Fox Corp., Class A	120,700	3,806,275
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	97,444	4,088,750
MSG Networks, Inc., Class A (A)	137,100	2,223,762
News Corp., Class A	415,400	5,782,368

		24,023,367

Metals & Mining - 0.7%
Commercial Metals Co.	92,800	1,612,864
Kaiser Aluminum Corp.	15,000	1,484,550
Schnitzer Steel Industries, Inc., Class A	21,100	435,926

		3,533,340

Mortgage Real Estate Investment Trusts - 2.0%
Annaly Capital Management, Inc.	1,197,789	10,540,543

Multi-Utilities - 2.6%
CenterPoint Energy, Inc.	348,700	10,523,766
NorthWestern Corp.	44,450	3,335,972

		13,859,738

Multiline Retail - 1.3%
Dollar Tree, Inc. (A)	59,900	6,838,184

Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp. (A)	773,600	2,336,272
Delek Holdings, Inc.	40,044	1,453,597
Diamondback Energy, Inc.	10,059	904,405
EQT Corp.	226,400	2,408,896
Magnolia Oil & Gas Corp., Class A (A) (B)	137,000	1,520,700
REX American Resources Corp. (A)	19,300	1,473,169
Williams Cos., Inc.	238,600	5,740,716

		15,837,755

Paper & Forest Products - 0.5%
Domtar Corp.	35,950	1,287,370
Mercer International, Inc.	37,000	463,980
P.H. Glatfelter Co.	46,500	715,635

		2,466,985

Personal Products - 0.5%
Coty, Inc., Class A	238,800	2,509,788

Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (A)	9,550	1,223,737
Perrigo Co. PLC	60,800	3,398,112

		4,621,849

Professional Services - 1.3%
ASGN, Inc. (A)	30,500	1,917,230
FTI Consulting, Inc. (A)	8,450	895,616
Heidrick & Struggles International, Inc.	47,850	1,306,305
ICF International, Inc.	31,000	2,618,570

		6,737,721

Real Estate Management & Development - 0.3%
Newmark Group, Inc., Class A	155,400	1,407,924

Road & Rail - 0.3%
AMERCO	4,500	1,755,180

Semiconductors & Semiconductor Equipment - 3.0%
AXT, Inc. (A)	136,000	484,160
Brooks Automation, Inc.	34,400	1,273,832
Cohu, Inc.	128,021	1,728,924
Entegris, Inc.	41,900	1,971,814
MagnaChip Semiconductor Corp. (A) (B)	112,600	1,141,764
MaxLinear, Inc. (A)	12,800	286,464
MKS Instruments, Inc.	22,050	2,034,774
Qorvo, Inc. (A)	53,900	3,996,146

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Silicon Motion Technology Corp., ADR	44,250	$ 1,564,237
Tower Semiconductor, Ltd. (A)	6,400	123,136
Universal Display Corp.	7,400	1,242,460

		15,847,711

Software - 1.8%
CDK Global, Inc.	117,800	5,665,002
LogMeIn, Inc.	21,950	1,557,572
SS&C Technologies Holdings, Inc.	48,300	2,490,831

		9,713,405

Specialty Retail - 3.0%
Abercrombie & Fitch Co., Class A	65,400	1,020,240
American Eagle Outfitters, Inc.	124,100	2,012,902
Caleres, Inc.	14,800	346,468
Foot Locker, Inc.	132,900	5,735,964
L Brands, Inc.	170,430	3,338,724
Urban Outfitters, Inc. (A)	65,000	1,825,850
Williams-Sonoma, Inc. (B)	21,700	1,475,166

		15,755,314

Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (A)	101,700	3,209,652

Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings, Ltd. (A)	60,350	2,001,206
Deckers Outdoor Corp. (A)	8,950	1,318,872
Steven Madden, Ltd.	51,000	1,825,290

		5,145,368

Thrifts & Mortgage Finance - 1.6%
Dime Community Bancshares, Inc.	73,700	1,577,917
Provident Financial Services, Inc.	53,300	1,307,449
TrustCo Bank Corp.	123,700	1,008,155
United Financial Bancorp, Inc.	133,081	1,813,894
Washington Federal, Inc.	80,100	2,962,899

		8,670,314

Trading Companies & Distributors - 0.9%
AerCap Holdings NV (A)	89,600	4,905,600

Total Common Stocks (Cost $456,941,113)		511,740,432

OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (D)	7,135,518	7,135,518

Total Other Investment Company (Cost $7,135,518)		7,135,518

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
Fixed Income Clearing Corp., 1.05% (D), dated 09/30/2019, to be repurchased at $18,585,694 on 10/01/2019. Collateralized by U.S. Government Obligations, 1.50% - 2.13%, due 09/30/2021, and with a total value of $18,962,204.	$ 18,585,152	18,585,152

Total Repurchase Agreement (Cost $18,585,152)		18,585,152

Total Investments (Cost $482,661,783)		537,461,102
Net Other Assets (Liabilities) - (1.5)%		(8,138,614)

Net Assets - 100.0%		$ 529,322,488

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$511,740,432	$—	$—	$511,740,432
Other Investment Company	7,135,518	—	—	7,135,518
Repurchase Agreement	—	18,585,152	—	18,585,152

Total Investments	$518,875,950	$18,585,152	$—	$537,461,102

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,937,172. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Rates disclosed reflect the yields at September 30, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 3.9%
Aerojet Rocketdyne Holdings, Inc. (A)	159,790	$ 8,070,993
Curtiss-Wright Corp.	41,070	5,313,226
HEICO Corp., Class A	64,246	6,251,778
Hexcel Corp.	65,495	5,379,104
Moog, Inc., Class A	52,499	4,258,719
Teledyne Technologies, Inc. (A)	20,649	6,648,772

		35,922,592

Air Freight & Logistics - 0.4%
XPO Logistics, Inc. (A) (B)	52,502	3,757,568

Auto Components - 0.7%
Cooper-Standard Holdings, Inc. (A)	15,044	614,999
LCI Industries	31,839	2,924,412
Visteon Corp. (A)	36,657	3,025,669

		6,565,080

Banks - 1.8%
Ameris Bancorp	73,272	2,948,465
Carolina Financial Corp.	66,127	2,350,154
CenterState Bank Corp.	129,581	3,108,000
First Bancorp	87,850	3,153,815
Signature Bank	16,116	1,921,350
Western Alliance Bancorp	65,914	3,037,317

		16,519,101

Beverages - 0.8%
Boston Beer Co., Inc., Class A (A)	12,585	4,581,947
Coca-Cola Consolidated, Inc.	10,900	3,312,183

		7,894,130

Biotechnology - 6.6%
Acadia Pharmaceuticals, Inc. (A)	103,027	3,707,942
Acceleron Pharma, Inc. (A)	33,461	1,322,044
Agios Pharmaceuticals, Inc. (A) (B)	42,848	1,388,275
Aimmune Therapeutics, Inc. (A) (B)	37,586	787,051
Alkermes PLC (A)	25,243	492,491
Alnylam Pharmaceuticals, Inc. (A)	4,700	377,974
Amicus Therapeutics, Inc. (A)	74,937	600,995
Bluebird Bio, Inc. (A) (B)	12,662	1,162,625
Blueprint Medicines Corp. (A)	34,843	2,559,915
CRISPR Therapeutics AG (A) (B)	32,448	1,330,044
Emergent BioSolutions, Inc. (A)	72,895	3,810,951
Enanta Pharmaceuticals, Inc. (A)	9,793	588,363
Exact Sciences Corp. (A)	50,266	4,542,538
Exelixis, Inc. (A)	40,200	710,937
FibroGen, Inc. (A)	44,294	1,637,992
Genomic Health, Inc. (A)	35,479	2,406,186
Global Blood Therapeutics, Inc. (A)	41,685	2,022,556
Immunomedics, Inc. (A)	76,604	1,015,769
Insmed, Inc. (A)	75,700	1,335,348
Ionis Pharmaceuticals, Inc. (A)	17,400	1,042,434
Ironwood Pharmaceuticals, Inc. (A)	79,491	682,430
Ligand Pharmaceuticals, Inc. (A) (B)	27,433	2,730,681
Madrigal Pharmaceuticals, Inc. (A) (B)	4,229	364,624
Mirati Therapeutics, Inc. (A)	19,932	1,552,902
Neurocrine Biosciences, Inc. (A)	22,963	2,069,196
PTC Therapeutics, Inc. (A)	44,329	1,499,207
Repligen Corp. (A)	51,285	3,933,047
Sage Therapeutics, Inc. (A)	31,614	4,435,128

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sarepta Therapeutics, Inc. (A)	22,901	$ 1,724,903
Seattle Genetics, Inc. (A)	21,275	1,816,885
Spark Therapeutics, Inc. (A)	25,534	2,476,287
Ultragenyx Pharmaceutical, Inc. (A)	46,063	1,970,575
uniQure NV (A)	29,958	1,179,147
Xencor, Inc. (A)	50,697	1,710,010

		60,987,452

Building Products - 1.1%
AAON, Inc.	39,142	1,798,184
Lennox International, Inc.	22,157	5,383,486
Patrick Industries, Inc. (A)	69,818	2,993,796
Resideo Technologies, Inc. (A)	35,500	509,425

		10,684,891

Capital Markets - 1.4%
Cboe Global Markets, Inc.	37,915	4,356,813
E*TRADE Financial Corp.	20,748	906,480
FactSet Research Systems, Inc.	7,317	1,777,811
MarketAxess Holdings, Inc.	19,098	6,254,595

		13,295,699

Chemicals - 3.5%
AdvanSix, Inc. (A)	57,326	1,474,425
Chase Corp.	30,200	3,303,578
HB Fuller Co.	29,900	1,392,144
Ingevity Corp. (A)	64,012	5,430,778
Innospec, Inc.	55,118	4,913,218
Minerals Technologies, Inc.	28,053	1,489,334
NewMarket Corp.	8,427	3,978,302
PolyOne Corp.	67,137	2,192,023
Quaker Chemical Corp.	22,233	3,515,927
Scotts Miracle-Gro Co.	29,800	3,034,236
Stepan Co.	16,200	1,572,372

		32,296,337

Commercial Services & Supplies - 2.4%
Advanced Disposal Services, Inc. (A)	104,370	3,399,331
Casella Waste Systems, Inc., Class A (A)	157,313	6,755,020
IAA, Inc. (A)	33,100	1,381,263
Rollins, Inc.	82,944	2,825,902
UniFirst Corp.	24,516	4,783,562
US Ecology, Inc.	44,350	2,835,739

		21,980,817

Communications Equipment - 0.4%
Plantronics, Inc.	13,400	500,088
Ubiquiti, Inc. (B)	25,644	3,032,659

		3,532,747

Construction & Engineering - 0.1%
Comfort Systems, Inc.	10,800	477,684

Construction Materials - 0.4%
Eagle Materials, Inc.	40,377	3,634,334

Consumer Finance - 0.4%
Green Dot Corp., Class A (A)	42,168	1,064,742
PRA Group, Inc. (A)	22,500	760,275
SLM Corp.	196,147	1,730,997

		3,556,014

Containers & Packaging - 0.4%
Berry Global Group, Inc. (A)	103,385	4,059,929

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Distributors - 0.9%
Pool Corp.	41,864	$ 8,443,969

Diversified Consumer Services - 3.7%
Bright Horizons Family Solutions, Inc. (A)	60,125	9,169,062
frontdoor, Inc. (A)	75,963	3,689,523
Grand Canyon Education, Inc. (A)	47,018	4,617,168
Service Corp. International	130,735	6,250,440
ServiceMaster Global Holdings, Inc. (A)	117,130	6,547,567
Strategic Education, Inc.	20,404	2,772,496
WW International, Inc. (A)	31,000	1,172,420

		34,218,676

Diversified Telecommunication Services - 0.4%
GCI Liberty, Inc., Class A (A)	68,534	4,253,905

Electrical Equipment - 0.7%
Atkore International Group, Inc. (A)	92,132	2,796,206
Generac Holdings, Inc. (A)	47,810	3,745,436

		6,541,642

Electronic Equipment, Instruments & Components - 3.3%
Cognex Corp.	57,948	2,846,985
Coherent, Inc. (A)	27,796	4,272,801
ePlus, Inc. (A)	12,948	985,213
Littelfuse, Inc.	30,433	5,396,075
Novanta, Inc. (A)	65,306	5,336,806
OSI Systems, Inc. (A)	46,099	4,681,815
Tech Data Corp. (A)	11,765	1,226,384
Zebra Technologies Corp., Class A (A)	27,592	5,694,161

		30,440,240

Energy Equipment & Services - 0.5%
Apergy Corp. (A)	85,877	2,322,973
Computer Modelling Group, Ltd.	21,300	98,232
Dril-Quip, Inc. (A)	32,932	1,652,528
Exterran Corp. (A)	22,021	287,594
RPC, Inc. (B)	61,155	343,080

		4,704,407

Entertainment - 0.8%
Live Nation Entertainment, Inc. (A)	43,062	2,856,733
Take-Two Interactive Software, Inc. (A)	35,959	4,507,101

		7,363,834

Equity Real Estate Investment Trusts - 3.6%
Americold Realty Trust	139,607	5,175,231
CoreSite Realty Corp.	39,827	4,852,920
CubeSmart	84,185	2,938,057
CyrusOne, Inc.	63,901	5,054,569
Equity Lifestyle Properties, Inc.	26,318	3,516,085
First Industrial Realty Trust, Inc.	104,983	4,153,127
PS Business Parks, Inc.	14,700	2,674,665
Terreno Realty Corp.	95,553	4,881,803

		33,246,457

Food & Staples Retailing - 1.7%
Casey’s General Stores, Inc.	43,187	6,960,017
Performance Food Group Co. (A)	137,278	6,316,161
Sprouts Farmers Market, Inc. (A)	137,300	2,655,382

		15,931,560

	Shares	Value
COMMON STOCKS (continued)
Food Products - 1.5%
J&J Snack Foods Corp.	26,711	$ 5,128,512
John B Sanfilippo & Son, Inc.	21,646	2,091,003
Post Holdings, Inc. (A)	42,906	4,541,171
TreeHouse Foods, Inc. (A)	38,055	2,110,150

		13,870,836

Health Care Equipment & Supplies - 5.5%
Avanos Medical, Inc. (A)	18,700	700,502
Cantel Medical Corp.	49,800	3,725,040
Cooper Cos., Inc.	6,954	2,065,338
Globus Medical, Inc., Class A (A)	67,751	3,463,431
Haemonetics Corp. (A)	52,733	6,651,741
ICU Medical, Inc. (A)	30,352	4,844,179
Inogen, Inc. (A)	10,490	502,576
Insulet Corp. (A)	19,500	3,216,135
Lantheus Holdings, Inc. (A)	120,499	3,020,307
LivaNova PLC (A)	39,200	2,892,568
Masimo Corp. (A)	48,391	7,200,097
NuVasive, Inc. (A)	53,805	3,410,161
Penumbra, Inc. (A) (B)	25,555	3,436,892
West Pharmaceutical Services, Inc.	39,858	5,652,661

		50,781,628

Health Care Providers & Services - 4.3%
Addus HomeCare Corp. (A)	39,500	3,131,560
Amedisys, Inc. (A)	32,091	4,204,242
AMN Healthcare Services, Inc. (A)	16,548	952,503
BioTelemetry, Inc. (A)	47,637	1,940,255
Chemed Corp.	18,079	7,549,248
CorVel Corp. (A)	28,655	2,169,183
Encompass Health Corp.	50,902	3,221,079
Ensign Group, Inc.	102,361	4,854,982
Molina Healthcare, Inc. (A)	58,484	6,416,864
US Physical Therapy, Inc.	30,556	3,989,086
WellCare Health Plans, Inc. (A)	7,406	1,919,413

		40,348,415

Health Care Technology - 0.7%
Omnicell, Inc. (A)	59,085	4,270,073
Tabula Rasa HealthCare, Inc. (A) (B)	37,381	2,053,712

		6,323,785

Hotels, Restaurants & Leisure - 5.8%
Boyd Gaming Corp.	152,900	3,661,955
Cheesecake Factory, Inc.	35,268	1,469,970
Choice Hotels International, Inc.	46,771	4,160,748
Churchill Downs, Inc.	64,674	7,984,329
Denny’s Corp. (A)	198,318	4,514,709
Domino’s Pizza, Inc.	12,353	3,021,420
Hilton Grand Vacations, Inc. (A)	110,821	3,546,272
Marriott Vacations Worldwide Corp.	6,844	709,107
Papa John’s International, Inc. (B)	37,328	1,954,121
Penn National Gaming, Inc. (A)	190,053	3,539,737
Ruth’s Hospitality Group, Inc.	107,469	2,193,980
Six Flags Entertainment Corp.	40,388	2,051,306
Texas Roadhouse, Inc.	83,159	4,367,511
Vail Resorts, Inc.	28,043	6,381,465
Wendy’s Co.	232,901	4,653,362

		54,209,992

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 0.9%
Cavco Industries, Inc. (A)	11,878	$ 2,281,645
Helen of Troy, Ltd. (A)	41,642	6,565,278

		8,846,923

Independent Power & Renewable Electricity Producers - 0.5%
Ormat Technologies, Inc.	60,147	4,468,321

Insurance - 1.3%
Heritage Insurance Holdings, Inc.	24,611	367,934
Kemper Corp.	30,500	2,377,475
Primerica, Inc.	57,822	7,356,693
Universal Insurance Holdings, Inc.	66,100	1,982,339

		12,084,441

IT Services - 4.9%
Booz Allen Hamilton Holding Corp.	96,189	6,831,343
Broadridge Financial Solutions, Inc.	14,143	1,759,813
CACI International, Inc., Class A (A)	13,600	3,145,136
Cardtronics PLC, Class A (A)	71,500	2,162,160
CoreLogic, Inc. (A)	82,800	3,831,156
Euronet Worldwide, Inc. (A)	67,889	9,932,161
Gartner, Inc. (A)	17,356	2,481,734
MAXIMUS, Inc.	85,070	6,572,508
Science Applications International Corp.	39,863	3,482,033
WEX, Inc. (A)	27,566	5,570,262

		45,768,306

Leisure Products - 0.3%
Brunswick Corp.	57,864	3,015,872

Life Sciences Tools & Services - 2.9%
Bio-Rad Laboratories, Inc., Class A (A)	12,208	4,062,090
Bruker Corp.	38,584	1,694,995
Cambrex Corp. (A)	52,767	3,139,637
Charles River Laboratories International, Inc. (A)	45,987	6,087,299
Medpace Holdings, Inc. (A)	63,275	5,317,631
PRA Health Sciences, Inc. (A)	68,362	6,783,561

		27,085,213

Machinery - 4.5%
Albany International Corp., Class A	29,300	2,641,688
Douglas Dynamics, Inc.	63,533	2,831,666
EnPro Industries, Inc.	25,668	1,762,108
Gardner Denver Holdings, Inc. (A)	113,406	3,208,256
Graco, Inc.	88,435	4,071,548
IDEX Corp.	9,650	1,581,442
John Bean Technologies Corp.	43,610	4,336,142
Lincoln Electric Holdings, Inc.	23,533	2,041,723
Lydall, Inc. (A)	52,663	1,311,835
Middleby Corp. (A)	11,200	1,309,280
Milacron Holdings Corp. (A)	93,621	1,560,662
Nordson Corp.	22,252	3,254,578
Standex International Corp.	8,000	583,520
Toro Co.	85,384	6,258,647
Woodward, Inc.	51,798	5,585,378

		42,338,473

Media - 1.9%
Cable One, Inc.	7,639	9,584,653
Gray Television, Inc. (A)	130,387	2,127,916

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
MSG Networks, Inc., Class A (A) (B)	101,900	$ 1,652,818
Nexstar Media Group, Inc., Class A	40,095	4,102,119

		17,467,506

Metals & Mining - 0.1%
Worthington Industries, Inc.	33,641	1,212,758

Oil, Gas & Consumable Fuels - 1.3%
Matador Resources Co. (A)	166,197	2,747,236
PBF Energy, Inc., Class A	108,600	2,952,834
PDC Energy, Inc. (A)	69,056	1,916,304
WPX Energy, Inc. (A)	412,249	4,365,717

		11,982,091

Personal Products - 0.1%
Nu Skin Enterprises, Inc., Class A	15,298	650,624

Pharmaceuticals - 2.3%
Aerie Pharmaceuticals, Inc. (A) (B)	28,923	555,900
Assertio Therapeutics, Inc. (A)	85,100	108,928
Catalent, Inc. (A)	119,090	5,675,829
Horizon Therapeutics PLC (A)	130,943	3,565,578
Innoviva, Inc. (A)	66,016	695,809
Jazz Pharmaceuticals PLC (A)	8,100	1,037,934
MyoKardia, Inc. (A)	30,120	1,570,758
Nektar Therapeutics (A) (B)	32,400	590,166
Pacira BioSciences, Inc. (A)	26,806	1,020,504
Phibro Animal Health Corp., Class A	50,185	1,070,446
Prestige Consumer Healthcare, Inc. (A)	78,252	2,714,562
Supernus Pharmaceuticals, Inc. (A)	63,027	1,731,982
Theravance Biopharma, Inc. (A) (B)	39,581	771,038
WaVe Life Sciences, Ltd. (A) (B)	12,852	263,852

		21,373,286

Professional Services - 2.0%
ASGN, Inc. (A)	78,353	4,925,270
Exponent, Inc.	92,444	6,461,836
Insperity, Inc.	57,000	5,621,340
TransUnion	21,622	1,753,760

		18,762,206

Road & Rail - 0.9%
Landstar System, Inc.	40,885	4,602,833
Old Dominion Freight Line, Inc.	20,668	3,512,940

		8,115,773

Semiconductors & Semiconductor Equipment - 4.7%
Advanced Energy Industries, Inc. (A)	47,444	2,723,760
Cabot Microelectronics Corp.	24,513	3,461,481
Cirrus Logic, Inc. (A)	56,380	3,020,840
Entegris, Inc.	141,180	6,643,931
Ichor Holdings, Ltd. (A)	36,900	892,242
MaxLinear, Inc. (A)	154,585	3,459,612
Mellanox Technologies, Ltd. (A)	60,436	6,623,181
MKS Instruments, Inc.	58,400	5,389,152
Monolithic Power Systems, Inc.	30,398	4,730,841
Nanometrics, Inc. (A)	65,901	2,149,691
Versum Materials, Inc.	95,318	5,045,182

		44,139,913

Software - 8.2%
ACI Worldwide, Inc. (A)	131,501	4,119,269
Aspen Technology, Inc. (A)	35,543	4,374,632
Blackbaud, Inc.	63,839	5,767,215

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Ceridian HCM Holding, Inc. (A)	52,300	$ 2,582,051
CommVault Systems, Inc. (A)	53,300	2,383,043
CyberArk Software, Ltd. (A)	23,700	2,365,734
Descartes Systems Group, Inc. (A)	47,364	1,909,243
Envestnet, Inc. (A)	76,309	4,326,720
Fair Isaac Corp. (A)	27,758	8,425,108
Fortinet, Inc. (A)	22,698	1,742,299
j2 Global, Inc.	32,876	2,985,798
LogMeIn, Inc.	22,177	1,573,680
Manhattan Associates, Inc. (A)	54,077	4,362,392
Pegasystems, Inc.	65,667	4,468,639
Proofpoint, Inc. (A)	45,022	5,810,089
PTC, Inc. (A)	13,975	952,816
Qualys, Inc. (A)	49,661	3,752,882
RealPage, Inc. (A)	78,933	4,961,728
Sapiens International Corp. NV	15,330	301,081
SS&C Technologies Holdings, Inc.	81,377	4,196,612
Tyler Technologies, Inc. (A)	17,087	4,485,338

		75,846,369

Specialty Retail - 1.3%
Aaron’s, Inc.	37,280	2,395,613
Burlington Stores, Inc. (A)	28,008	5,596,558
Children’s Place, Inc. (B)	9,413	724,707
Murphy, Inc. (A)	40,042	3,415,583

		12,132,461

Technology Hardware, Storage & Peripherals - 0.3%
NCR Corp. (A)	85,407	2,695,445

Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.	42,119	3,841,674
Steven Madden, Ltd.	115,528	4,134,747

		7,976,421

Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp.	110,000	1,383,800
Radian Group, Inc.	88,158	2,013,529

		3,397,329

Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (A)	31,745	1,064,410
Univar Solutions, Inc. (A)	75,488	1,567,131
Watsco, Inc.	21,074	3,565,299

		6,196,840

Water Utilities - 0.2%
Middlesex Water Co.	25,300	1,643,488

Total Common Stocks (Cost $735,059,596)		913,043,780

OTHER INVESTMENT COMPANY - 2.5%
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (C)	23,581,331	23,581,331

Total Other Investment Company (Cost $23,581,331)		23,581,331

Principal	Value
REPURCHASE AGREEMENT - 1.9%

Fixed Income Clearing Corp., 1.05% (C), dated 09/30/2019, to be repurchased at $17,287,898 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $17,637,000.

$ 17,287,394	$ 17,287,394

Total Repurchase Agreement (Cost $17,287,394)	17,287,394

Total Investments (Cost $775,928,321)	953,912,505
Net Other Assets (Liabilities) - (2.6)%	(24,534,477)

Net Assets - 100.0%	$ 929,378,028

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$913,043,780	$—	$—	$913,043,780
Other Investment Company	23,581,331	—	—	23,581,331
Repurchase Agreement	—	17,287,394	—	17,287,394

Total Investments	$936,625,111	$17,287,394	$—	$953,912,505

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $23,035,394. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Biotechnology - 5.0%
BioMarin Pharmaceutical, Inc. (A)	81,591	$ 5,499,234
Genmab A/S, ADR (A)	270,516	5,480,654

		10,979,888

Capital Markets - 3.5%
Charles Schwab Corp.	184,673	7,724,872

Chemicals - 3.8%
Sherwin-Williams Co.	15,351	8,441,054

Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp., Class A	69,896	6,744,964

Equity Real Estate Investment Trusts - 5.2%
American Tower Corp.	51,271	11,337,556

Health Care Equipment & Supplies - 7.7%
Cooper Cos., Inc.	23,156	6,877,332
Danaher Corp.	68,732	9,926,963

		16,804,295

Health Care Providers & Services - 2.7%
Centene Corp. (A)	134,769	5,830,107

Industrial Conglomerates - 4.2%
Roper Technologies, Inc.	26,017	9,277,662

Interactive Media & Services - 7.2%
Alphabet, Inc., Class A (A)	8,045	9,824,071
Facebook, Inc., Class A (A)	33,370	5,942,530

		15,766,601

Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (A)	4,649	8,070,246

IT Services - 12.4%
Accenture PLC, Class A	36,882	7,094,253
Fiserv, Inc. (A)	97,189	10,067,808
Visa, Inc., A Shares	57,884	9,956,627

		27,118,688

Life Sciences Tools & Services - 4.3%
Lonza Group AG, ADR	277,985	9,394,503

Oil, Gas & Consumable Fuels - 1.5%
EOG Resources, Inc.	43,736	3,246,086

Pharmaceuticals - 3.2%
Roche Holding AG, ADR	192,011	6,998,801

Professional Services - 4.3%
Verisk Analytics, Inc.	60,390	9,550,075

Software - 11.5%
Adobe, Inc. (A)	30,516	8,430,045
Check Point Software Technologies, Ltd. (A)	53,569	5,865,805
Microsoft Corp.	79,153	11,004,642

		25,300,492

Specialty Retail - 4.1%
O’Reilly Automotive, Inc. (A)	22,850	9,105,953

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	45,190	$ 10,121,204

Textiles, Apparel & Luxury Goods - 3.5%
NIKE, Inc., Class B	82,523	7,750,560

Total Common Stocks (Cost $130,238,711)		209,563,607

	Principal	Value
REPURCHASE AGREEMENT - 4.5%
Fixed Income Clearing Corp., 1.05% (B), dated 09/30/2019, to be repurchased at $9,811,162 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 09/30/2021, and with a value of $10,009,604.	$ 9,810,876	9,810,876

Total Repurchase Agreement (Cost $9,810,876)		9,810,876

Total Investments (Cost $140,049,587)		219,374,483
Net Other Assets (Liabilities) - 0.0% (C)		5,808

Net Assets - 100.0%		$ 219,380,291

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$209,563,607	$—	$—	$209,563,607
Repurchase Agreement	—	9,810,876	—	9,810,876

Total Investments	$209,563,607	$9,810,876	$—	$219,374,483

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at September 30, 2019.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Australia - 3.6%
BHP Group PLC, ADR	17,200	$ 736,848
Challenger, Ltd.	157,277	782,356
Macquarie Group, Ltd.	21,200	1,875,616
Qantas Airways, Ltd.	456,000	1,935,919
Santos, Ltd.	198,200	1,034,082

		6,364,821

Belgium - 1.9%
Groupe Bruxelles Lambert SA	17,600	1,690,033
KBC Group NV	26,000	1,689,554

		3,379,587

Brazil - 0.9%
Embraer SA, ADR	93,200	1,607,700

China - 0.5%
Baidu, Inc., ADR (A)	9,300	955,668

Denmark - 1.1%
AP Moller - Maersk A/S, Class B	1,400	1,583,136
Maersk Drilling A/S (A)	6,170	346,063

		1,929,199

France - 9.0%
Airbus SE	3,400	441,735
Arkema SA	14,693	1,369,572
Dassault Aviation SA	400	565,902
Engie SA	196,000	3,200,181
Rexel SA	81,600	873,212
Sanofi	33,968	3,149,213
TOTAL SA (B)	36,100	1,884,141
Veolia Environnement SA	118,700	3,009,312
Vivendi SA	46,200	1,267,957

		15,761,225

Germany - 12.6%
Allianz SE	11,241	2,620,118
Bayer AG	24,626	1,736,352
Deutsche Boerse AG	11,100	1,734,918
Fresenius SE & Co. KGaA	47,400	2,216,112
HeidelbergCement AG	38,500	2,782,992
Infineon Technologies AG	111,300	2,003,095
Merck KGaA	13,200	1,486,932
SAP SE	20,400	2,398,710
Siemens AG	24,507	2,624,396
Talanx AG (A)	25,800	1,114,705
TUI AG	119,800	1,392,594

		22,110,924

Hong Kong - 3.1%
China Mobile, Ltd.	176,500	1,460,380
CK Asset Holdings, Ltd.	218,900	1,483,036
CK Hutchison Holdings, Ltd.	279,000	2,463,325

		5,406,741

Ireland - 3.1%
AIB Group PLC	388,500	1,153,466
DCC PLC	19,800	1,727,527

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Ryanair Holdings PLC, ADR (A)	7,585	$ 503,492
Smurfit Kappa Group PLC	66,721	1,985,327

		5,369,812

Italy - 2.7%
Eni SpA	131,696	2,014,470
Mediobanca Banca di Credito Finanziario SpA	152,118	1,661,327
Prysmian SpA	52,335	1,123,738

		4,799,535

Japan - 26.4%
Astellas Pharma, Inc.	145,200	2,066,037
Daiwa Securities Group, Inc. (B)	359,500	1,600,585
Denka Co., Ltd.	25,760	707,819
FANUC Corp.	9,500	1,787,098
Fujitsu, Ltd.	13,910	1,113,443
Hitachi, Ltd.	71,640	2,665,505
Japan Airlines Co., Ltd.	62,300	1,850,706
JXTG Holdings, Inc. (B)	569,200	2,592,130
Kirin Holdings Co., Ltd.	56,300	1,191,347
Kuraray Co., Ltd.	125,700	1,542,695
Kyocera Corp.	24,400	1,513,082
Matsumotokiyoshi Holdings Co., Ltd. (B)	11,400	416,990
MS&AD Insurance Group Holdings, Inc.	25,400	822,197
Nintendo Co., Ltd.	2,400	888,305
Olympus Corp.	152,900	2,058,935
ORIX Corp.	204,200	3,042,462
Rakuten, Inc.	147,300	1,450,862
Sega Sammy Holdings, Inc. (B)	117,100	1,637,505
Seven & i Holdings Co., Ltd.	80,300	3,068,667
SoftBank Group Corp.	13,400	525,466
Sony Corp.	70,500	4,138,391
Square Enix Holdings Co., Ltd. (B)	38,900	1,888,786
Sumitomo Mitsui Financial Group, Inc. (B)	90,200	3,082,442
Toshiba Corp.	76,850	2,345,480
Toyota Industries Corp. (B)	39,500	2,264,971

		46,261,906

Luxembourg - 0.7%
ArcelorMittal	87,500	1,230,854

Netherlands - 6.0%
ASML Holding NV	7,800	1,931,991
EXOR NV	6,000	402,061
Heineken Holding NV	25,643	2,553,196
Koninklijke Philips NV	71,165	3,296,568
NXP Semiconductors NV	20,700	2,258,784

		10,442,600

Norway - 0.9%
Mowi ASA	65,100	1,501,980

Republic of Korea - 0.7%
Samsung Electronics Co., Ltd.	30,000	1,230,197

Singapore - 1.3%
DBS Group Holdings, Ltd.	124,000	2,242,883

Spain - 0.8%
Siemens Gamesa Renewable Energy SA (B)	99,200	1,346,132

Sweden - 0.7%
Investor AB, B Shares	23,678	1,157,195

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 7.5%
ABB, Ltd.	123,700	$ 2,430,497
Glencore PLC (A)	206,300	620,823
Nestle SA	37,779	4,098,703
Novartis AG	28,180	2,443,462
Roche Holding AG	4,000	1,164,070
UBS Group AG (A)	209,800	2,381,678

		13,139,233

United Kingdom - 13.1%
Aviva PLC	492,660	2,418,759
Barratt Developments PLC	109,500	872,439
British Land Co. PLC, REIT	263,100	1,891,796
HSBC Holdings PLC	239,900	1,848,751
IG Group Holdings PLC	80,800	598,669
Imperial Brands PLC	89,399	2,009,566
Inchcape PLC	163,387	1,268,635
Informa PLC	126,504	1,325,226
Persimmon PLC	55,200	1,472,804
Savills PLC	45,000	486,902
Tesco PLC	887,200	2,628,964
Unilever PLC	35,793	2,152,053
Vodafone Group PLC	1,381,744	2,752,255
Whitbread PLC	23,300	1,230,167

		22,956,986

Total Common Stocks (Cost $171,811,269)		169,195,178

OTHER INVESTMENT COMPANY - 7.8%
Securities Lending Collateral - 7.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (C)	13,671,717	13,671,717

Total Other Investment Company (Cost $13,671,717)		13,671,717

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp., 1.05% (C), dated 09/30/2019, to be repurchased at $4,354,801 on 10/01/2019. Collateralized by a U.S. Government Obligation, 2.13%, due 09/30/2021, and with a value of $4,444,918.	$ 4,354,674	4,354,674

Total Repurchase Agreement (Cost $4,354,674)		4,354,674

Total Investments (Cost $189,837,660)		187,221,569
Net Other Assets (Liabilities) - (6.9)%		(12,125,041)

Net Assets - 100.0%		$ 175,096,528

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	6.4%	$ 12,046,066
Banks	6.2	11,678,423
Industrial Conglomerates	4.9	9,160,728
Capital Markets	4.4	8,191,466
Oil, Gas & Consumable Fuels	4.0	7,524,823
Diversified Financial Services	3.8	7,074,107
Insurance	3.7	6,975,779
Household Durables	3.5	6,483,634
Multi-Utilities	3.3	6,209,493
Semiconductors & Semiconductor Equipment	3.3	6,193,870
Food & Staples Retailing	3.3	6,114,621
Food Products	3.0	5,600,683
Health Care Equipment & Supplies	2.9	5,355,503
Electrical Equipment	2.6	4,900,367
Wireless Telecommunication Services	2.5	4,738,101
Airlines	2.3	4,290,117
Electronic Equipment, Instruments & Components	2.2	4,178,587
Entertainment	2.2	4,045,048
Beverages	2.0	3,744,543
Chemicals	1.9	3,620,086
Construction Materials	1.5	2,782,992
Hotels, Restaurants & Leisure	1.4	2,622,761
Aerospace & Defense	1.4	2,615,337
Metals & Mining	1.4	2,588,525
Software	1.3	2,398,710
Auto Components	1.2	2,264,971
Health Care Providers & Services	1.2	2,216,112
Personal Products	1.1	2,152,053
Tobacco	1.1	2,009,566
Containers & Packaging	1.1	1,985,327
Real Estate Management & Development	1.0	1,969,938
Equity Real Estate Investment Trusts	1.0	1,891,796
Machinery	0.9	1,787,098
Leisure Products	0.9	1,637,505
Marine	0.8	1,583,136
Internet & Direct Marketing Retail	0.8	1,450,862
Media	0.7	1,325,226
Distributors	0.7	1,268,635
Technology Hardware, Storage & Peripherals	0.7	1,230,197
IT Services	0.6	1,113,443
Interactive Media & Services	0.5	955,668
Trading Companies & Distributors	0.5	873,212
Energy Equipment & Services	0.2	346,063

Investments	90.4	169,195,178
Short-Term Investments	9.6	18,026,391

Total Investments	100.0%	$ 187,221,569

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$6,062,492	$163,132,686	$—	$169,195,178
Other Investment Company	13,671,717	—	—	13,671,717
Repurchase Agreement	—	4,354,674	—	4,354,674

Total Investments	$19,734,209	$167,487,360	$—	$187,221,569

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,000,109. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 2.7%
Arconic, Inc.	2,546	$ 66,196
Boeing Co.	3,609	1,373,116
General Dynamics Corp.	1,579	288,531
Huntington Ingalls Industries, Inc.	266	56,336
L3 Harris Technologies, Inc.	1,507	314,420
Lockheed Martin Corp.	1,678	654,521
Northrop Grumman Corp.	1,062	398,027
Raytheon Co.	1,880	368,837
Textron, Inc.	1,530	74,909
TransDigm Group, Inc.	329	171,300
United Technologies Corp.	5,476	747,584

		4,513,777

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	897	76,048
Expeditors International of Washington, Inc.	1,152	85,582
FedEx Corp.	1,589	231,311
United Parcel Service, Inc., Class B	4,714	564,831

		957,772

Airlines - 0.4%
Alaska Air Group, Inc.	805	52,252
American Airlines Group, Inc.	2,524	68,072
Delta Air Lines, Inc.	3,906	224,986
Southwest Airlines Co.	3,265	176,343
United Airlines Holdings, Inc. (A)	1,491	131,819

		653,472

Auto Components - 0.1%
Aptiv PLC	1,696	148,264
BorgWarner, Inc.	1,352	49,592

		197,856

Automobiles - 0.3%
Ford Motor Co.	25,939	237,601
General Motors Co.	8,530	319,705
Harley-Davidson, Inc.	1,069	38,452

		595,758

Banks - 5.4%
Bank of America Corp.	56,553	1,649,651
BB&T Corp.	5,171	275,976
Citigroup, Inc.	15,250	1,053,470
Citizens Financial Group, Inc.	2,994	105,898
Comerica, Inc.	945	62,361
Fifth Third Bancorp	4,930	134,983
First Republic Bank	1,113	107,627
Huntington Bancshares, Inc.	6,846	97,692
JPMorgan Chase & Co.	21,585	2,540,339
KeyCorp	6,772	120,813
M&T Bank Corp.	890	140,593
People’s United Financial, Inc.	2,594	40,557
PNC Financial Services Group, Inc.	3,006	421,321
Regions Financial Corp.	6,735	106,548
SunTrust Banks, Inc.	2,938	202,134
SVB Financial Group (A)	344	71,879
US Bancorp	9,660	534,584

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Co.	27,067	$ 1,365,260
Zions Bancorp NA	1,176	52,356

		9,084,042

Beverages - 1.9%
Brown-Forman Corp., Class B	1,205	75,650
Coca-Cola Co.	25,979	1,414,297
Constellation Brands, Inc., Class A	1,107	229,459
Molson Coors Brewing Co., Class B	1,237	71,127
Monster Beverage Corp. (A)	2,561	148,692
PepsiCo, Inc.	9,438	1,293,950

		3,233,175

Biotechnology - 2.1%
AbbVie, Inc.	9,981	755,761
Alexion Pharmaceuticals, Inc. (A)	1,513	148,183
Amgen, Inc.	4,048	783,329
Biogen, Inc. (A)	1,255	292,189
Celgene Corp. (A)	4,784	475,051
Gilead Sciences, Inc.	8,548	541,772
Incyte Corp. (A)	1,182	87,740
Regeneron Pharmaceuticals, Inc. (A)	529	146,745
Vertex Pharmaceuticals, Inc. (A)	1,735	293,944

		3,524,714

Building Products - 0.3%
A.O. Smith Corp.	913	43,559
Allegion PLC	601	62,294
Fortune Brands Home & Security, Inc.	930	50,871
Johnson Controls International PLC	5,267	231,169
Masco Corp.	1,892	78,858

		466,751

Capital Markets - 2.6%
Affiliated Managers Group, Inc.	304	25,338
Ameriprise Financial, Inc.	857	126,065
Bank of New York Mellon Corp.	5,790	261,766
BlackRock, Inc.	793	353,393
Cboe Global Markets, Inc.	754	86,642
Charles Schwab Corp.	7,852	328,449
CME Group, Inc.	2,417	510,809
E*TRADE Financial Corp.	1,561	68,200
Franklin Resources, Inc.	1,892	54,603
Goldman Sachs Group, Inc.	2,185	452,798
Intercontinental Exchange, Inc.	3,783	349,057
Invesco, Ltd.	2,672	45,264
MarketAxess Holdings, Inc.	247	80,892
Moody’s Corp.	1,077	220,602
Morgan Stanley	8,478	361,756
MSCI, Inc.	572	124,553
Nasdaq, Inc.	748	74,314
Northern Trust Corp.	1,450	135,314
Raymond James Financial, Inc.	794	65,473
S&P Global, Inc.	1,663	407,402
State Street Corp.	2,515	148,863
T. Rowe Price Group, Inc.	1,590	181,657

		4,463,210

Chemicals - 1.9%
Air Products & Chemicals, Inc.	1,488	330,128
Albemarle Corp.	705	49,012
Celanese Corp.	835	102,112
CF Industries Holdings, Inc.	1,410	69,372
Corteva, Inc. (A)	4,957	138,796

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Dow, Inc. (A)	4,919	$ 234,390
DuPont de Nemours, Inc.	5,032	358,832
Eastman Chemical Co.	887	65,487
Ecolab, Inc.	1,690	334,688
FMC Corp.	880	77,158
International Flavors & Fragrances, Inc.	707	86,742
Linde PLC	3,649	706,884
LyondellBasell Industries NV, Class A	1,788	159,972
Mosaic Co.	2,320	47,560
PPG Industries, Inc.	1,564	185,350
Sherwin-Williams Co.	554	304,628

		3,251,111

Commercial Services & Supplies - 0.4%
Cintas Corp.	560	150,136
Copart, Inc. (A)	1,317	105,795
Republic Services, Inc.	1,379	119,352
Rollins, Inc.	964	32,844
Waste Management, Inc.	2,634	302,910

		711,037

Communications Equipment - 1.1%
Arista Networks, Inc. (A)	360	86,011
Cisco Systems, Inc.	28,658	1,415,992
F5 Networks, Inc. (A)	384	53,921
Juniper Networks, Inc.	2,212	54,747
Motorola Solutions, Inc.	1,096	186,770

		1,797,441

Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	897	82,075
Quanta Services, Inc.	931	35,192

		117,267

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	408	111,833
Vulcan Materials Co.	893	135,057

		246,890

Consumer Finance - 0.7%
American Express Co.	4,592	543,142
Capital One Financial Corp.	3,175	288,861
Discover Financial Services	2,102	170,451
Synchrony Financial	4,129	140,758

		1,143,212

Containers & Packaging - 0.4%
Amcor PLC (A)	10,965	106,909
Avery Dennison Corp.	539	61,214
Ball Corp.	2,177	158,507
International Paper Co.	2,596	108,565
Packaging Corp. of America	604	64,084
Sealed Air Corp.	1,009	41,884
WestRock Co.	1,647	60,033

		601,196

Distributors - 0.1%
Genuine Parts Co.	967	96,303
LKQ Corp. (A)	2,015	63,372

		159,675

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	1,374	32,454

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B (A)	13,237	$ 2,753,561

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	49,326	1,866,496
CenturyLink, Inc.	6,302	78,649
Verizon Communications, Inc.	27,920	1,685,251

		3,630,396

Electric Utilities - 2.2%
Alliant Energy Corp.	1,603	86,450
American Electric Power Co., Inc.	3,333	312,269
Duke Energy Corp.	4,918	471,439
Edison International	2,417	182,290
Entergy Corp.	1,316	154,446
Evergy, Inc.	1,596	106,230
Eversource Energy	2,184	186,666
Exelon Corp.	6,558	316,817
FirstEnergy Corp.	3,574	172,374
NextEra Energy, Inc.	3,299	768,634
Pinnacle West Capital Corp.	740	71,832
PPL Corp.	4,875	153,514
Southern Co.	7,055	435,787
Xcel Energy, Inc.	3,471	225,233

		3,643,981

Electrical Equipment - 0.5%
AMETEK, Inc.	1,541	141,494
Eaton Corp. PLC	2,780	231,157
Emerson Electric Co.	4,152	277,603
Rockwell Automation, Inc.	790	130,192

		780,446

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	2,008	193,772
CDW Corp.	958	118,064
Corning, Inc.	5,168	147,391
FLIR Systems, Inc.	902	47,436
IPG Photonics Corp. (A)	240	32,544
Keysight Technologies, Inc. (A)	1,266	123,119
TE Connectivity, Ltd.	2,224	207,232

		869,558

Energy Equipment & Services - 0.4%
Baker Hughes a GE Co.	4,277	99,226
Halliburton Co.	5,704	107,521
Helmerich & Payne, Inc.	730	29,251
National Oilwell Varco, Inc.	2,478	52,534
Schlumberger, Ltd.	9,335	318,977
TechnipFMC PLC	2,645	63,850

		671,359

Entertainment - 1.8%
Activision Blizzard, Inc.	5,177	273,967
Electronic Arts, Inc. (A)	1,951	190,847
Netflix, Inc. (A)	2,956	791,085
Take-Two Interactive Software, Inc. (A)	749	93,879
Viacom, Inc., Class B	2,265	54,428
Walt Disney Co.	12,160	1,584,691

		2,988,897

Equity Real Estate Investment Trusts - 3.1%
Alexandria Real Estate Equities, Inc.	737	113,528

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
American Tower Corp.	2,988	$ 660,736
Apartment Investment & Management Co., Class A	1,005	52,401
AvalonBay Communities, Inc.	924	198,965
Boston Properties, Inc.	988	128,104
Crown Castle International Corp.	2,806	390,062
Digital Realty Trust, Inc.	1,406	182,513
Duke Realty Corp.	2,318	78,743
Equinix, Inc.	573	330,506
Equity Residential	2,359	203,487
Essex Property Trust, Inc.	435	142,093
Extra Space Storage, Inc.	867	101,283
Federal Realty Investment Trust	471	64,122
HCP, Inc.	3,315	118,113
Host Hotels & Resorts, Inc.	4,860	84,029
Iron Mountain, Inc.	1,834	59,403
Kimco Realty Corp.	2,710	56,585
Macerich Co.	644	20,344
Mid-America Apartment Communities, Inc.	755	98,158
Prologis, Inc.	4,260	363,037
Public Storage	1,014	248,704
Realty Income Corp.	2,148	164,709
Regency Centers Corp.	1,099	76,370
SBA Communications Corp.	749	180,621
Simon Property Group, Inc.	2,079	323,596
SL Green Realty Corp.	544	44,472
UDR, Inc.	1,938	93,954
Ventas, Inc.	2,515	183,670
Vornado Realty Trust	1,142	72,711
Welltower, Inc.	2,735	247,928
Weyerhaeuser Co.	5,028	139,276

		5,222,223

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	2,969	855,398
Kroger Co.	5,392	139,006
Sysco Corp.	3,464	275,042
Walgreens Boots Alliance, Inc.	5,120	283,187
Walmart, Inc.	9,600	1,139,328

		2,691,961

Food Products - 1.2%
Archer-Daniels-Midland Co.	3,645	149,700
Campbell Soup Co.	1,234	57,899
Conagra Brands, Inc.	3,221	98,820
General Mills, Inc.	3,994	220,149
Hershey Co.	986	152,820
Hormel Foods Corp.	1,874	81,950
J.M. Smucker Co.	747	82,185
Kellogg Co.	1,625	104,569
Kraft Heinz Co.	4,200	117,327
Lamb Weston Holdings, Inc.	933	67,848
McCormick & Co., Inc.	831	129,885
Mondelez International, Inc., Class A	9,734	538,485
Tyson Foods, Inc., Class A	1,989	171,333

		1,972,970

Gas Utilities - 0.1%
Atmos Energy Corp.	798	90,884

Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	11,931	998,267
ABIOMED, Inc. (A)	306	54,434
Align Technology, Inc. (A)	491	88,832
Baxter International, Inc.	3,446	301,422

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.	1,822	$ 460,893
Boston Scientific Corp. (A)	9,402	382,567
Cooper Cos., Inc.	328	97,416
Danaher Corp.	4,310	622,493
DENTSPLY SIRONA, Inc.	1,464	78,046
Edwards Lifesciences Corp. (A)	1,404	308,754
Hologic, Inc. (A)	1,804	91,084
IDEXX Laboratories, Inc. (A)	581	157,991
Intuitive Surgical, Inc. (A)	778	420,066
Medtronic PLC	9,057	983,771
ResMed, Inc.	970	131,057
Stryker Corp.	2,166	468,506
Teleflex, Inc.	302	102,604
Varian Medical Systems, Inc. (A)	600	71,454
Zimmer Biomet Holdings, Inc.	1,359	186,550

		6,006,207

Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	987	81,260
Anthem, Inc.	1,727	414,653
Cardinal Health, Inc.	1,973	93,106
Centene Corp. (A)	2,694	116,542
Cigna Corp. (A)	2,549	386,913
CVS Health Corp.	8,778	553,628
DaVita, Inc. (A)	737	42,061
HCA Healthcare, Inc.	1,760	211,939
Henry Schein, Inc. (A)	953	60,515
Humana, Inc.	894	228,569
Laboratory Corp. of America Holdings (A)	631	106,008
McKesson Corp.	1,248	170,552
Quest Diagnostics, Inc.	891	95,364
UnitedHealth Group, Inc.	6,397	1,390,196
Universal Health Services, Inc., Class B	544	80,920
WellCare Health Plans, Inc. (A)	323	83,712

		4,115,938

Health Care Technology - 0.1%
Cerner Corp.	2,149	146,497

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	2,703	118,148
Chipotle Mexican Grill, Inc. (A)	169	142,039
Darden Restaurants, Inc.	829	98,004
Hilton Worldwide Holdings, Inc.	1,890	175,978
Marriott International, Inc., Class A	1,845	229,463
McDonald’s Corp.	5,127	1,100,818
MGM Resorts International	3,451	95,662
Norwegian Cruise Line Holdings, Ltd. (A)	1,415	73,254
Royal Caribbean Cruises, Ltd.	1,160	125,663
Starbucks Corp.	8,080	714,434
Wynn Resorts, Ltd.	618	67,189
Yum! Brands, Inc.	2,014	228,448

		3,169,100

Household Durables - 0.4%
D.R. Horton, Inc.	2,218	116,911
Garmin, Ltd.	956	80,964
Leggett & Platt, Inc.	883	36,150
Lennar Corp., Class A	1,920	107,232
Mohawk Industries, Inc. (A)	397	49,256
Newell Brands, Inc.	2,518	47,137
NVR, Inc. (A)	23	85,499
PulteGroup, Inc.	1,633	59,686
Whirlpool Corp.	406	64,294

		647,129

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products - 1.8%
Church & Dwight Co., Inc.	1,668	$ 125,500
Clorox Co.	849	128,938
Colgate-Palmolive Co.	5,791	425,696
Kimberly-Clark Corp.	2,323	329,982
Procter & Gamble Co.	16,894	2,101,276

		3,111,392

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	4,377	71,520
NRG Energy, Inc.	1,708	67,637

		139,157

Industrial Conglomerates - 1.3%
3M Co.	3,883	638,365
General Electric Co.	58,904	526,602
Honeywell International, Inc.	4,857	821,805
Roper Technologies, Inc.	702	250,333

		2,237,105

Insurance - 2.4%
Aflac, Inc.	4,997	261,443
Allstate Corp.	2,179	236,814
American International Group, Inc.	5,871	327,015
Aon PLC	1,592	308,163
Arthur J. Gallagher & Co.	1,256	112,500
Assurant, Inc.	382	48,063
Chubb, Ltd.	3,077	496,751
Cincinnati Financial Corp.	1,025	119,587
Everest Re Group, Ltd.	260	69,183
Globe Life, Inc.	647	61,957
Hartford Financial Services Group, Inc.	2,441	147,949
Lincoln National Corp.	1,290	77,813
Loews Corp.	1,703	87,670
Marsh & McLennan Cos., Inc.	3,418	341,971
MetLife, Inc.	5,373	253,391
Principal Financial Group, Inc.	1,716	98,052
Progressive Corp.	3,946	304,829
Prudential Financial, Inc.	2,661	239,357
Travelers Cos., Inc.	1,758	261,397
Unum Group	1,395	41,459
Willis Towers Watson PLC	871	168,077

		4,063,441

Interactive Media & Services - 4.8%
Alphabet, Inc., Class A (A)	2,022	2,469,145
Alphabet, Inc., Class C (A)	2,040	2,486,760
Facebook, Inc., Class A (A)	16,179	2,881,156
TripAdvisor, Inc. (A)	614	23,750
Twitter, Inc. (A)	5,116	210,779

		8,071,590

Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (A)	2,794	4,850,132
Booking Holdings, Inc. (A)	287	563,269
eBay, Inc.	5,214	203,242
Expedia Group, Inc.	944	126,883

		5,743,526

IT Services - 5.5%
Accenture PLC, Class A	4,301	827,297
Akamai Technologies, Inc. (A)	1,092	99,787
Alliance Data Systems Corp.	258	33,058

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Automatic Data Processing, Inc.	2,929	$ 472,799
Broadridge Financial Solutions, Inc.	771	95,936
Cognizant Technology Solutions Corp., Class A	3,728	224,668
DXC Technology Co.	1,720	50,740
Fidelity National Information Services, Inc.	4,141	549,759
Fiserv, Inc. (A)	3,853	399,132
FleetCor Technologies, Inc. (A)	584	167,480
Gartner, Inc. (A)	608	86,938
Global Payments, Inc.	2,025	321,975
International Business Machines Corp.	5,980	869,612
Jack Henry & Associates, Inc.	520	75,904
Leidos Holdings, Inc.	916	78,666
Mastercard, Inc., Class A	6,027	1,636,752
Paychex, Inc.	2,159	178,700
PayPal Holdings, Inc. (A)	7,943	822,815
VeriSign, Inc. (A)	689	129,966
Visa, Inc., Class A	11,658	2,005,293
Western Union Co.	2,659	61,609

		9,188,886

Leisure Products - 0.1%
Hasbro, Inc.	792	94,003

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	2,055	157,475
Illumina, Inc. (A)	992	301,786
IQVIA Holdings, Inc. (A)	1,206	180,152
Mettler-Toledo International, Inc. (A)	166	116,930
PerkinElmer, Inc.	710	60,471
Thermo Fisher Scientific, Inc.	2,703	787,303
Waters Corp. (A)	433	96,659

		1,700,776

Machinery - 1.5%
Caterpillar, Inc.	3,798	479,725
Cummins, Inc.	1,044	169,827
Deere & Co.	2,126	358,614
Dover Corp.	963	95,876
Flowserve Corp.	853	39,844
Fortive Corp.	1,993	136,640
IDEX Corp.	512	83,906
Illinois Tool Works, Inc.	1,987	310,946
Ingersoll-Rand PLC	1,599	197,013
PACCAR, Inc.	2,338	163,683
Parker-Hannifin Corp.	867	156,589
Pentair PLC	1,060	40,068
Snap-on, Inc.	355	55,572
Stanley Black & Decker, Inc.	1,004	144,988
Wabtec Corp.	1,173	84,292
Xylem, Inc.	1,192	94,907

		2,612,490

Media - 1.4%
CBS Corp., Class B	2,230	90,025
Charter Communications, Inc., Class A (A)	1,091	449,623
Comcast Corp., Class A	30,618	1,380,259
Discovery, Inc., Class A (A)	914	24,340
Discovery, Inc., Class C (A)	2,306	56,774
DISH Network Corp., Class A (A)	1,501	51,139
Fox Corp., Class A	2,254	71,080
Fox Corp., Class B (A)	953	30,057
Interpublic Group of Cos., Inc.	2,487	53,620
News Corp., Class A	2,591	36,067

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class B	800	$ 11,436
Omnicom Group, Inc.	1,411	110,481

		2,364,901

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	9,603	91,900
Newmont Goldcorp Corp.	5,427	205,792
Nucor Corp.	1,992	101,413

		399,105

Multi-Utilities - 1.1%
Ameren Corp.	1,659	132,803
CenterPoint Energy, Inc.	3,324	100,318
CMS Energy Corp.	1,915	122,464
Consolidated Edison, Inc.	2,198	207,645
Dominion Energy, Inc.	5,548	449,610
DTE Energy Co.	1,237	164,472
NiSource, Inc.	2,456	73,484
Public Service Enterprise Group, Inc.	3,347	207,782
Sempra Energy	1,853	273,521
WEC Energy Group, Inc.	2,088	198,569

		1,930,668

Multiline Retail - 0.5%
Dollar General Corp.	1,735	275,761
Dollar Tree, Inc. (A)	1,597	182,313
Kohl’s Corp.	1,042	51,746
Macy’s, Inc.	2,081	32,339
Nordstrom, Inc.	643	21,650
Target Corp.	3,449	368,732

		932,541

Oil, Gas & Consumable Fuels - 4.1%
Apache Corp.	2,374	60,774
Cabot Oil & Gas Corp.	2,726	47,896
Chevron Corp.	12,815	1,519,859
Cimarex Energy Co.	604	28,956
Concho Resources, Inc.	1,312	89,085
ConocoPhillips	7,493	426,951
Devon Energy Corp.	2,656	63,903
Diamondback Energy, Inc.	1,079	97,013
EOG Resources, Inc.	3,917	290,720
Exxon Mobil Corp.	28,562	2,016,763
Hess Corp.	1,747	105,659
HollyFrontier Corp.	1,012	54,284
Kinder Morgan, Inc.	13,141	270,836
Marathon Oil Corp.	5,388	66,111
Marathon Petroleum Corp.	4,443	269,912
Noble Energy, Inc.	3,228	72,501
Occidental Petroleum Corp.	6,037	268,465
ONEOK, Inc.	2,733	201,395
Phillips 66	3,028	310,067
Pioneer Natural Resources Co.	1,096	137,844
Valero Energy Corp.	2,743	233,813
Williams Cos., Inc.	8,022	193,009

		6,825,816

Personal Products - 0.2%
Coty, Inc., Class A	2,092	21,987
Estee Lauder Cos., Inc., Class A	1,493	297,032

		319,019

Pharmaceuticals - 4.3%
Allergan PLC	2,214	372,594

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	11,041	$ 559,889
Eli Lilly & Co.	5,735	641,345
Johnson & Johnson	17,816	2,305,034
Merck & Co., Inc.	17,284	1,454,967
Mylan NV (A)	3,238	64,048
Nektar Therapeutics (A)	1,038	18,907
Perrigo Co. PLC	835	46,668
Pfizer, Inc.	37,338	1,341,555
Zoetis, Inc.	3,224	401,678

		7,206,685

Professional Services - 0.3%
Equifax, Inc.	816	114,787
IHS Markit, Ltd. (A)	2,655	177,566
Nielsen Holdings PLC	2,289	48,641
Robert Half International, Inc.	767	42,691
Verisk Analytics, Inc.	1,104	174,587

		558,272

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	2,226	118,000

Road & Rail - 1.0%
CSX Corp.	5,387	373,158
JB Hunt Transport Services, Inc.	556	61,521
Kansas City Southern	679	90,314
Norfolk Southern Corp.	1,778	319,435
Union Pacific Corp.	4,756	770,377

		1,614,805

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (A)	7,185	208,293
Analog Devices, Inc.	2,493	278,543
Applied Materials, Inc.	6,235	311,127
Broadcom, Inc.	2,687	741,800
Intel Corp.	29,905	1,541,005
KLA Corp.	1,051	167,582
Lam Research Corp.	976	225,563
Maxim Integrated Products, Inc.	1,796	104,006
Microchip Technology, Inc.	1,576	146,426
Micron Technology, Inc. (A)	7,450	319,232
NVIDIA Corp.	4,111	715,602
Qorvo, Inc. (A)	764	56,643
QUALCOMM, Inc.	8,206	625,954
Skyworks Solutions, Inc.	1,159	91,851
Texas Instruments, Inc.	6,302	814,470
Xilinx, Inc.	1,705	163,510

		6,511,607

Software - 6.6%
Adobe, Inc. (A)	3,277	905,271
ANSYS, Inc. (A)	568	125,732
Autodesk, Inc. (A)	1,453	214,608
Cadence Design Systems, Inc. (A)	1,891	124,957
Citrix Systems, Inc.	796	76,830
Fortinet, Inc. (A)	937	71,924
Intuit, Inc.	1,756	466,991
Microsoft Corp.	51,351	7,139,329
Oracle Corp.	14,862	817,856
salesforce.com, Inc. (A)	5,920	878,765
Symantec Corp.	3,858	91,165
Synopsys, Inc. (A)	995	136,564

		11,049,992

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	472	$ 78,069
AutoZone, Inc. (A)	166	180,047
Best Buy Co., Inc.	1,566	108,038
CarMax, Inc. (A)	1,118	98,384
Gap, Inc.	1,268	22,012
Home Depot, Inc.	7,393	1,715,324
L Brands, Inc.	1,357	26,584
Lowe’s Cos., Inc.	5,210	572,892
O’Reilly Automotive, Inc. (A)	517	206,030
Ross Stores, Inc.	2,462	270,451
Tiffany & Co.	692	64,100
TJX Cos., Inc.	8,160	454,838
Tractor Supply Co.	791	71,538
Ulta Salon Cosmetics & Fragrance, Inc. (A)	390	97,753

		3,966,060

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	28,569	6,398,599
Hewlett Packard Enterprise Co.	8,724	132,343
HP, Inc.	10,002	189,238
NetApp, Inc.	1,571	82,493
Seagate Technology PLC	1,650	88,753
Western Digital Corp.	1,959	116,835
Xerox Holdings Corp. (A)	1,270	37,986

		7,046,247

Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings, Ltd. (A)	889	29,479
Hanesbrands, Inc.	2,141	32,800
NIKE, Inc., Class B	8,450	793,624
PVH Corp.	500	44,115

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.	352	$ 33,606
Tapestry, Inc.	1,931	50,303
Under Armour, Inc., Class A (A)	1,111	22,153
Under Armour, Inc., Class C (A)	1,153	20,904
VF Corp.	2,161	192,307

		1,219,291

Tobacco - 0.8%
Altria Group, Inc.	12,609	515,708
Philip Morris International, Inc.	10,503	797,493

		1,313,201

Trading Companies & Distributors - 0.2%
Fastenal Co.	3,870	126,433
United Rentals, Inc. (A)	504	62,818
WW Grainger, Inc.	286	84,985

		274,236

Water Utilities - 0.1%
American Water Works Co., Inc.	1,196	148,579

Wireless Telecommunication Services - 0.1%
T-Mobile, Inc. (A)	2,134	168,095

Total Common Stocks (Cost $156,284,388)		166,081,403

Total Investments (Cost $156,284,388)		166,081,403
Net Other Assets (Liabilities) - 1.1%		1,867,757

Net Assets - 100.0%		$ 167,949,160

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	8	12/20/2019	$1,187,129	$1,191,400	$4,271	$—

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$166,081,403	$—	$—	$166,081,403

Total Investments	$166,081,403	$—	$—	$166,081,403

Other Financial Instruments
Futures Contracts (D)	$4,271	$—	$—	$4,271

Total Other Financial Instruments	$4,271	$—	$—	$4,271

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 1.4%
Raytheon Co.	851	$ 166,958

Beverages - 2.6%
Constellation Brands, Inc., Class A	828	171,628
Monster Beverage Corp. (A)	2,306	133,886

		305,514

Biotechnology - 2.3%
Neurocrine Biosciences, Inc. (A)	1,031	92,903
Seattle Genetics, Inc. (A)	1,083	92,488
Vertex Pharmaceuticals, Inc. (A)	533	90,301

		275,692

Building Products - 1.2%
Fortune Brands Home & Security, Inc.	2,495	136,477

Capital Markets - 1.0%
Intercontinental Exchange, Inc.	1,338	123,457

Chemicals - 1.9%
PPG Industries, Inc.	1,172	138,894
Sherwin-Williams Co.	150	82,480

		221,374

Commercial Services & Supplies - 0.9%
Copart, Inc. (A)	1,263	101,457

Consumer Finance - 1.9%
American Express Co.	1,110	131,291
Capital One Financial Corp.	1,024	93,163

		224,454

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	2,625	158,445

Electrical Equipment - 1.8%
AMETEK, Inc.	1,343	123,315
Eaton Corp. PLC	1,135	94,375

		217,690

Electronic Equipment, Instruments & Components - 0.9%
CDW Corp.	893	110,053

Entertainment - 2.2%
Activision Blizzard, Inc.	2,509	132,776
Walt Disney Co.	991	129,147

		261,923

Equity Real Estate Investment Trusts - 1.3%
American Tower Corp.	719	158,992

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	768	221,269

Health Care Equipment & Supplies - 4.9%
Baxter International, Inc.	2,234	195,408
Boston Scientific Corp. (A)	3,316	134,928

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. (A)	561	$ 123,370
Teleflex, Inc.	368	125,028

		578,734

Health Care Providers & Services - 2.0%
UnitedHealth Group, Inc.	1,122	243,833

Hotels, Restaurants & Leisure - 1.2%
Hilton Worldwide Holdings, Inc.	1,533	142,738

Household Products - 1.3%
Colgate-Palmolive Co.	2,169	159,443

Insurance - 0.9%
Allstate Corp.	994	108,028

Interactive Media & Services - 10.1%
Alphabet, Inc., Class A (A)	464	566,609
Alphabet, Inc., Class C (A)	170	207,230
Facebook, Inc., Class A (A)	2,429	432,556

		1,206,395

Internet & Direct Marketing Retail - 6.7%
Amazon.com, Inc. (A)	366	635,343
Booking Holdings, Inc. (A)	57	111,869
Wayfair, Inc., Class A (A) (B)	505	56,620

		803,832

IT Services - 10.0%
EPAM Systems, Inc. (A)	474	86,420
FleetCor Technologies, Inc. (A)	726	208,202
Global Payments, Inc.	1,208	192,072
GoDaddy, Inc., Class A (A)	2,542	167,721
Mastercard, Inc., Class A	1,351	366,891
PayPal Holdings, Inc. (A)	1,703	176,414

		1,197,720

Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	635	184,956

Machinery - 3.5%
Illinois Tool Works, Inc.	904	141,467
Middleby Corp. (A)	624	72,945
Nordson Corp.	830	121,396
Snap-on, Inc.	550	86,097

		421,905

Oil, Gas & Consumable Fuels - 0.4%
Continental Resources, Inc. (A)	1,552	47,786

Pharmaceuticals - 0.8%
Allergan PLC	582	97,945

Professional Services - 1.4%
Equifax, Inc.	579	81,448
IHS Markit, Ltd. (A)	1,227	82,062

		163,510

Road & Rail - 1.2%
Norfolk Southern Corp.	548	98,454
Uber Technologies, Inc. (A) (B)	1,283	39,093

		137,547

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (A)	4,340	125,817

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Group, Ltd.	3,956	$ 98,781
Micron Technology, Inc. (A)	2,410	103,269
ON Semiconductor Corp. (A)	3,601	69,175

		397,042

Software - 14.6%
Adobe, Inc. (A)	702	193,928
DocuSign, Inc. (A)	1,585	98,143
Guidewire Software, Inc. (A)	1,005	105,907
Microsoft Corp.	5,435	755,628
salesforce.com, Inc. (A)	1,558	231,270
ServiceNow, Inc. (A)	552	140,125
SS&C Technologies Holdings, Inc.	2,434	125,521
Workday, Inc., Class A (A)	504	85,660

		1,736,182

Specialty Retail - 1.4%
TJX Cos., Inc.	2,982	166,217

Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	3,101	694,531

Textiles, Apparel & Luxury Goods - 5.2%
NIKE, Inc., Class B	2,707	254,242
PVH Corp.	1,375	121,316
Under Armour, Inc., Class C (A)	5,849	106,042
VF Corp.	1,596	142,028

		623,628

Total Common Stocks (Cost $8,015,074)		11,795,727

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (C)	88,073	$ 88,073

Total Other Investment Company (Cost $88,073)		88,073

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.05% (C), dated 09/30/2019, to be repurchased at $144,343 on 10/01/2019. Collateralized by a U.S. Government Obligation, 2.13%, due 09/30/2021, and with a value of $151,359.	$ 144,338	144,338

Total Repurchase Agreement (Cost $144,338)		144,338

Total Investments (Cost $8,247,485)		12,028,138
Net Other Assets (Liabilities) - (0.8)%		(90,074)

Net Assets - 100.0%		$ 11,938,064

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$11,795,727	$—	$—	$11,795,727
Other Investment Company	88,073	—	—	88,073
Repurchase Agreement	—	144,338	—	144,338

Total Investments	$11,883,800	$144,338	$—	$12,028,138

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $86,113. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 1.4%
Raytheon Co.	205,932	$ 40,401,799

Beverages - 2.6%
Constellation Brands, Inc., Class A	199,137	41,277,117
Monster Beverage Corp. (A)	549,765	31,919,356

		73,196,473

Biotechnology - 2.3%
Neurocrine Biosciences, Inc. (A)	248,592	22,400,625
Seattle Genetics, Inc. (A)	255,005	21,777,427
Vertex Pharmaceuticals, Inc. (A)	126,126	21,368,267

		65,546,319

Building Products - 1.1%
Fortune Brands Home & Security, Inc.	594,169	32,501,044

Capital Markets - 1.0%
Intercontinental Exchange, Inc.	316,504	29,203,824

Chemicals - 1.8%
PPG Industries, Inc.	277,279	32,860,334
Sherwin-Williams Co.	36,469	20,053,209

		52,913,543

Commercial Services & Supplies - 0.8%
Copart, Inc. (A)	293,742	23,596,295

Consumer Finance - 1.9%
American Express Co.	266,768	31,553,319
Capital One Financial Corp.	244,511	22,245,611

		53,798,930

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	620,963	37,481,327

Electrical Equipment - 1.8%
AMETEK, Inc.	312,747	28,716,430
Eaton Corp. PLC	273,660	22,754,829

		51,471,259

Electronic Equipment, Instruments & Components - 0.9%
CDW Corp.	213,040	26,255,050

Entertainment - 2.2%
Activision Blizzard, Inc.	607,412	32,144,243
Walt Disney Co.	238,545	31,087,184

		63,231,427

Equity Real Estate Investment Trusts - 1.3%
American Tower Corp.	170,185	37,633,009

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	183,996	53,011,088

Health Care Equipment & Supplies - 4.8%
Baxter International, Inc.	528,454	46,223,871
Boston Scientific Corp. (A)	784,353	31,915,324

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. (A)	132,949	$ 29,236,815
Teleflex, Inc.	86,184	29,281,014

		136,657,024

Health Care Providers & Services - 2.1%
UnitedHealth Group, Inc.	275,432	59,856,882

Hotels, Restaurants & Leisure - 1.2%
Hilton Worldwide Holdings, Inc.	362,634	33,764,852

Household Products - 1.3%
Colgate-Palmolive Co.	525,286	38,613,774

Insurance - 0.9%
Allstate Corp.	231,107	25,116,709

Interactive Media & Services - 10.2%
Alphabet, Inc., Class A (A)	112,895	137,860,600
Alphabet, Inc., Class C (A)	41,766	50,912,754
Facebook, Inc., Class A (A)	586,601	104,461,906

		293,235,260

Internet & Direct Marketing Retail - 6.8%
Amazon.com, Inc. (A)	88,367	153,397,159
Booking Holdings, Inc. (A)	13,681	26,850,467
Wayfair, Inc., Class A (A) (B)	123,114	13,803,542

		194,051,168

IT Services - 10.0%
EPAM Systems, Inc. (A)	114,122	20,806,723
FleetCor Technologies, Inc. (A)	175,433	50,310,676
Global Payments, Inc.	286,698	45,584,982
GoDaddy, Inc., Class A (A)	615,100	40,584,298
Mastercard, Inc., Class A	324,888	88,229,834
PayPal Holdings, Inc. (A)	409,612	42,431,707

		287,948,220

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	152,479	44,412,558

Machinery - 3.5%
Illinois Tool Works, Inc.	214,299	33,535,651
Middleby Corp. (A)	149,056	17,424,646
Nordson Corp.	196,399	28,725,318
Snap-on, Inc.	131,036	20,512,375

		100,197,990

Oil, Gas & Consumable Fuels - 0.4%
Continental Resources, Inc. (A)	386,829	11,910,465

Pharmaceuticals - 0.8%
Allergan PLC	138,253	23,266,597

Professional Services - 1.4%
Equifax, Inc.	142,177	20,000,039
IHS Markit, Ltd. (A)	298,640	19,973,043

		39,973,082

Road & Rail - 1.1%
Norfolk Southern Corp.	127,535	22,912,938
Uber Technologies, Inc. (A) (B)	309,062	9,417,119

		32,330,057

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (A)	1,035,197	30,010,361

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Group, Ltd.	945,257	$ 23,603,067
Micron Technology, Inc. (A)	560,842	24,032,080
ON Semiconductor Corp. (A)	847,499	16,280,456

		93,925,964

Software - 14.6%
Adobe, Inc. (A)	168,625	46,582,656
DocuSign, Inc. (A)	384,233	23,791,707
Guidewire Software, Inc. (A)	239,609	25,249,997
Microsoft Corp.	1,323,138	183,955,876
salesforce.com, Inc. (A)	375,553	55,747,087
ServiceNow, Inc. (A)	130,960	33,244,196
SS&C Technologies Holdings, Inc.	586,040	30,222,083
Workday, Inc., Class A (A)	120,954	20,557,342

		419,350,944

Specialty Retail - 1.4%
TJX Cos., Inc.	710,130	39,582,646

Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	755,653	169,243,602

Textiles, Apparel & Luxury Goods - 5.2%
NIKE, Inc., Class B	653,006	61,330,324
PVH Corp.	330,197	29,133,281
Under Armour, Inc., Class C (A)	1,393,245	25,259,532
VF Corp.	380,699	33,878,404

		149,601,541

Total Common Stocks (Cost $1,977,967,113)		2,833,280,722

	Shares	Value
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (C)	23,517,083	$ 23,517,083

Total Other Investment Company (Cost $23,517,083)		23,517,083

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 1.05% (C), dated 09/30/2019, to be repurchased at $28,715,790 on 10/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $29,292,756.	$ 28,714,952	28,714,952

Total Repurchase Agreement (Cost $28,714,952)		28,714,952

Total Investments (Cost $2,030,199,148)		2,885,512,757
Net Other Assets (Liabilities) - (0.4)%		(11,716,965)

Net Assets - 100.0%		$ 2,873,795,792

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,833,280,722	$—	$—	$2,833,280,722
Other Investment Company	23,517,083	—	—	23,517,083
Repurchase Agreement	—	28,714,952	—	28,714,952

Total Investments	$2,856,797,805	$28,714,952	$—	$2,885,512,757

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,988,346. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

NOTES TO SCHEDULES OF INVESTMENTS

At September 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are a series of TST and are as follows:

Portfolio	Portfolio

Transamerica 60/40 Allocation VP (“60/40 Allocation VP”)(A)

Transamerica Aegon High Yield Bond VP (“Aegon High Yield Bond VP”)

Transamerica Aegon U.S. Government Securities VP (“Aegon U.S. Government Securities VP”)

Transamerica American Funds Managed Risk VP (“American Funds Managed Risk VP”)

Transamerica Barrow Hanley Dividend Focused VP (“Barrow Hanley Dividend Focused VP”)

Transamerica BlackRock Equity Smart Beta 100 VP (“BlackRock Equity Smart Beta 100 VP”)(A)

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP (“BlackRock Global Allocation Managed Risk – Balanced VP”)(A)

Transamerica BlackRock Global Allocation Managed Risk – Growth VP (“BlackRock Global Allocation Managed Risk – Growth VP”)(A)

Transamerica BlackRock Global Allocation VP (“BlackRock Global Allocation VP”)(B)

Transamerica BlackRock Global Real Estate Securities VP (“BlackRock Global Real Estate Securities VP”)

Transamerica BlackRock Smart Beta 40 VP (“BlackRock Smart Beta 40 VP”)

Transamerica BlackRock Smart Beta 50 VP (“BlackRock Smart Beta 50 VP”)(A)

Transamerica BlackRock Smart Beta 75 VP (“BlackRock Smart Beta 75 VP”)(A)

Transamerica BlackRock Tactical Allocation VP (“BlackRock Tactical Allocation VP”)(A)

Transamerica Greystone International Growth VP (“Greystone International Growth VP”)

Transamerica International Equity Index VP (“International Equity Index VP”)

Transamerica Janus Balanced VP (“Janus Balanced VP”)

Transamerica Janus Mid-Cap Growth VP (“Janus Mid-Cap Growth VP”)

Transamerica Jennison Growth VP (“Jennison Growth VP”)

Transamerica JPMorgan Asset Allocation – Conservative VP (“JPMorgan Asset Allocation – Conservative VP”)(A)

Transamerica JPMorgan Asset Allocation – Growth VP (“JPMorgan Asset Allocation – Growth VP”)(A)

Transamerica JPMorgan Asset Allocation – Moderate Growth VP (“JPMorgan Asset Allocation – Moderate Growth VP”)(A)

Transamerica JPMorgan Asset Allocation – Moderate VP (“JPMorgan Asset Allocation – Moderate VP”)(A)

Transamerica JPMorgan Core Bond VP (“JPMorgan Core Bond VP”)

Transamerica JPMorgan Enhanced Index VP (“JPMorgan Enhanced Index VP”)

Transamerica Legg Mason Dynamic Allocation – Balanced VP (“Legg Mason Dynamic Allocation – Balanced VP”)(A)

Transamerica Legg Mason Dynamic Allocation – Growth VP (“Legg Mason Dynamic Allocation – Growth VP”)(A)

Transamerica Levin Large Cap Value VP (“Levin Large Cap Value VP”)

Transamerica Madison Balanced Allocation VP (“Madison Balanced Allocation VP”)(A)

Transamerica Madison Conservative Allocation VP (“Madison Conservative Allocation VP”)(A)

Transamerica Madison Diversified Income VP (“Madison Diversified Income VP”)

Transamerica Managed Risk – Balanced ETF VP (“Managed Risk – Balanced ETF VP”)(A)

Transamerica Managed Risk – Conservative ETF VP (“Managed Risk – Conservative ETF VP”)(A)

Transamerica Managed Risk – Growth ETF VP (“Managed Risk – Growth ETF VP”)(A)

Transamerica Market Participation Strategy VP (“Market Participation Strategy VP”)

Transamerica Morgan Stanley Capital Growth VP (“Morgan Stanley Capital Growth VP”)

Transamerica Multi-Managed Balanced VP (“Multi-Managed Balanced VP”)

Transamerica Multi-Manager Alternative Strategies VP (“Multi-Manager Alternative Strategies VP”)(A)

Transamerica PIMCO Tactical – Balanced VP (“PIMCO Tactical – Balanced VP”)

Transamerica PIMCO Tactical – Conservative VP (“PIMCO Tactical – Conservative VP”)

Transamerica PIMCO Tactical – Growth VP (“PIMCO Tactical – Growth VP”)

Transamerica PIMCO Total Return VP (“PIMCO Total Return VP”)

Transamerica PineBridge Inflation Opportunities VP (“PineBridge Inflation Opportunities VP”)

Transamerica ProFund UltraBear VP (“ProFund UltraBear
VP”)(A)

Transamerica QS Investors Active Asset Allocation – Conservative VP (“QS Investors Active Asset Allocation – Conservative VP”)(A)

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP (“QS Investors Active Asset Allocation – Moderate Growth VP”)(A)

Transamerica QS Investors Active Asset Allocation – Moderate VP (“QS Investors Active Asset Allocation – Moderate
VP”)(A)

Transamerica Small/Mid Cap Value VP (“Small/Mid Cap Value VP”)

Transamerica T. Rowe Price Small Cap VP (“T. Rowe Price Small Cap VP”)

Transamerica Torray Concentrated Growth VP (“Torray Concentrated Growth VP”)

Transamerica Series Trust	Page 1

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

1. ORGANIZATION (continued)

Transamerica JPMorgan International Moderate Growth VP (“JPMorgan International Moderate Growth VP”)(A)

Transamerica JPMorgan Mid Cap Value VP (“JPMorgan Mid Cap Value VP”)

Transamerica JPMorgan Tactical Allocation VP (“JPMorgan Tactical Allocation VP”)

Transamerica TS&W International Equity VP (“TS&W International Equity VP”)

Transamerica U.S. Equity Index VP (“U.S. Equity Index VP”)

Transamerica WMC US Growth II VP (“WMC US Growth II VP”)

Transamerica WMC US Growth VP (“WMC US Growth VP”)

(A)	Asset Allocation Portfolio
(B)	Transamerica Cayman BlackRock Global Allocation, Ltd. is a wholly-owned subsidiary which acts as an investment vehicle for Transamerica BlackRock Global Allocation VP. Please reference the Basis for Consolidation section of the Notes to Schedule of Investments for more information.

Transamerica BlackRock Global Real Estate Securities VP, Transamerica Market Participation Strategy VP, and Transamerica ProFund UltraBear VP are “non-diversified” Funds, as defined under the 1940 Act.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolios pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolios. TAM supervises the Portfolios’ investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolios.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolios and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolios employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolios’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolios; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolios; oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolios; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolios, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolios’ custodian and dividend disbursing agent and monitoring their services to the Portfolios; assisting the Portfolios in preparing reports to shareholders; acting as liaison with the Portfolios’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolios.

2. BASIS FOR CONSOLIDATION

Transamerica Cayman BlackRock Global Allocation, Ltd. (the “Subsidiary”) is organized under the laws of the Cayman Islands as a wholly-owned subsidiary which acts as an investment vehicle for Transamerica BlackRock Global Allocation VP. The principal purpose of investment of the Subsidiaries is to allow the Portfolio noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

Transamerica Series Trust	Page 2

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

2. BASIS FOR CONSOLIDATION (continued)

At September 30, 2019, the net assets of the Subsidiary as a percentage of the Portfolio’s net assets is as follows:

Portfolio	Subsidiary	Subsidiary Net Assets	Percentage of Net Assets
BlackRock Global Allocation VP	Transamerica Cayman Blackrock Global Allocation, Ltd.	$ 8,730,107	0.54%

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolios combine fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Asset Allocation Portfolios security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

All Portfolios, with the exception of the Asset Allocation Portfolios, security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

4. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolios’ investments at September 30, 2019, is disclosed within the Security Valuation section of each Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Series Trust	Page 3

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

4. SECURITY VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Contingent value rights (“CVR”): CVRs for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Board. CVRs are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data relating to the issuer. Depending on the relative significance of observable valuation inputs, these investments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV of the underlying Portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Page 4

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

4. SECURITY VALUATION (continued)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

5. SECURITIES AND OTHER INVESTMENTS

Contingent value rights: The Portfolios may invest in CVRs, which is a type of right given to investors of an acquired company (or a company facing major restructuring) that ensures additional benefit if a specified event occurs. A CVR often has an expiration date that relates to the time the contingent event must occur. CVRs generally lack liquidity since most are non-transferable and a large number of legal and other issues can arise when negotiating and implementing these instruments.

CVRs held at September 30, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Series Trust	Page 5

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at September 30, 2019. Open secured loan participations and assignments at September 30, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at September 30, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at September 30, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Restricted securities: The Portfolios may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at September 30, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at September 30, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolios may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other

Transamerica Series Trust	Page 6

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at September 30, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolios invest borrowing proceeds in other securities, the Portfolios will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolios may borrow on a secured or on an unsecured basis. If the Portfolios enter into a secured borrowing arrangement, a portion of the Portfolios’ assets will be used as collateral. The 1940 Act requires the Portfolios to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Portfolios’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolios may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of September 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at September 30, 2019.

Repurchase agreements at September 30, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Portfolios may enter into reverse repurchase agreements in which the Portfolios sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Portfolios may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Portfolios’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolios may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolios. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolios are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolios exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

Transamerica Series Trust	Page 7

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

For the period ended September 30, 2019, the Portfolios’ average borrowings are as follows. Funds not listed in the subsequent table do not have any reverse repurchase agreements during the period.

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
PIMCO Tactical – Balanced VP	$150,347,140	273	2.52%
PIMCO Tactical – Conservative VP	110,695,653	273	2.52
PIMCO Tactical – Growth VP	57,485,481	273	2.50
PIMCO Total Return VP	336,443,174	273	2.52

Open reverse repurchase agreements at September 30, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Portfolios may enter into sale-buyback financing transactions. The Portfolios account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolios of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolios forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolios are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolios to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios, the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolios’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolios’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolios’ portfolio turnover rates.

For the period ended September 30, 2019, the Portfolios’ average borrowings are as follows. Funds not listed in the subsequent table do not have any sale-buybacks during the period.

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
PIMCO Tactical – Balanced VP	$15,066,165	258	2.38%
PIMCO Tactical – Conservative VP	6,859,653	233	2.45
PIMCO Tactical – Growth VP	7,369,484	246	2.41
PIMCO Total Return VP	12,386,555	150	2.25

Open sale-buyback financing transactions at September 30, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as; the borrowers may fail to return the loaned securities, or may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at September 30, 2019, if any, are shown on a gross basis within the Schedule of Investments.

Short sales: A short sale is a transaction in which the Portfolios sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.

Transamerica Series Trust	Page 8

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Open short sale transactions at September 30, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2019. Portfolios not listed in the subsequent table have not entered into secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Aegon High Yield Bond VP
Securities Lending Transactions
Corporate Debt Securities	$11,324,398	$—	$—	$—	$11,324,398

Total Borrowings	$11,324,398	$—	$—	$—	$11,324,398

Barrow Hanley Dividend Focused VP
Securities Lending Transactions
Common Stocks	$873,474	$—	$—	$—	$873,474

Total Borrowings	$873,474	$—	$—	$—	$873,474

BlackRock Global Allocation VP
Securities Lending Transactions
Common Stocks	$13,316,757	$—	$—	$—	$13,316,757
Corporate Debt Securities	5,220,102	—	—	—	5,220,102
U.S. Government Obligations	41,317,705	—	—	—	41,317,705
Short-Term U.S. Government Obligations	8,251,634	—	—	—	8,251,634

Total Securities Lending Transactions	$68,106,198	$—	$—	$—	$68,106,198

Total Borrowings	$68,106,198	$—	$—	$—	$68,106,198

BlackRock Global Real Estate Securities VP
Securities Lending Transactions
Common Stocks	$24,201,615	$—	$—	$—	$24,201,615

Total Borrowings	$24,201,615	$—	$—	$—	$24,201,615

BlackRock Smart Beta 40 VP
Securities Lending Transactions
Exchange-Traded Funds	$43,480,360	$—	$—	$—	$43,480,360

Total Borrowings	$43,480,360	$—	$—	$—	$43,480,360

BlackRock Smart Beta 50 VP
Securities Lending Transactions
Exchange-Traded Funds	$4,072,534	$—	$—	$—	$4,072,534

Total Borrowings	$4,072,534	$—	$—	$—	$4,072,534

BlackRock Smart Beta 75 VP
Securities Lending Transactions
Exchange-Traded Funds	$5,795,300	$—	$—	$—	$5,795,300

Total Borrowings	$5,795,300	$—	$—	$—	$5,795,300

Greystone International Growth VP
Securities Lending Transactions
Common Stocks	$34,562,240	$—	$—	$—	$34,562,240

Total Borrowings	$34,562,240	$—	$—	$—	$34,562,240

Transamerica Series Trust	Page 9

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Janus Balanced VP
Securities Lending Transactions
Corporate Debt Securities	$5,611,560	$—	$—	$—	$5,611,560
U.S. Government Obligations	2,249,228	—	—	—	2,249,228

Total Securities Lending Transactions	$7,860,788	$—	$—	$—	$7,860,788

Total Borrowings	$7,860,788	$—	$—	$—	$7,860,788

Janus Mid-Cap Growth VP
Securities Lending Transactions
Common Stocks	$16,312,303	$—	$—	$—	$16,312,303

Total Borrowings	$16,312,303	$—	$—	$—	$16,312,303

Jennison Growth VP
Securities Lending Transactions
Common Stocks	$17,705,617	$—	$—	$—	$17,705,617

Total Borrowings	$17,705,617	$—	$—	$—	$17,705,617

JPMorgan Core Bond VP
Securities Lending Transactions
Corporate Debt Securities	$1,476,073	$—	$—	$—	$1,476,073
Foreign Government Obligations	52,815	—	—	—	52,815
U.S. Government Obligations	2,488,062	—	—	—	2,488,062

Total Securities Lending Transactions	$4,016,950	$—	$—	$—	$4,016,950

Total Borrowings	$4,016,950	$—	$—	$—	$4,016,950

JPMorgan Enhanced Index VP
Securities Lending Transactions
Common Stocks	$3,322,471	$—	$—	$—	$3,322,471

Total Borrowings	$3,322,471	$—	$—	$—	$3,322,471

JPMorgan Mid Cap Value VP
Securities Lending Transactions
Common Stocks	$3,997,686	$—	$—	$—	$3,997,686

Total Borrowings	$3,997,686	$—	$—	$—	$3,997,686

JPMorgan Tactical Allocation VP
Securities Lending Transactions
Corporate Debt Securities	$1,311,351	$—	$—	$—	$1,311,351
Foreign Government Obligations	51,925	—	—	—	51,925
U.S. Government Obligations	2,749,139	—	—	—	2,749,139
Common Stocks	8,717,389	—	—	—	8,717,389
Exchange-Traded Funds	69,991	—	—	—	69,991

Total Securities Lending Transactions	$12,899,795	$—	$—	$—	$12,899,795

Total Borrowings	$12,899,795	$—	$—	$—	$12,899,795

Legg Mason Dynamic Allocation – Balanced VP
Securities Lending Transactions
Exchange-Traded Funds	$22,308,800	$—	$—	$—	$22,308,800

Total Borrowings	$22,308,800	$—	$—	$—	$22,308,800

Legg Mason Dynamic Allocation – Growth VP
Securities Lending Transactions
Exchange-Traded Funds	$31,400	$—	$—	$—	$31,400

Total Borrowings	$31,400	$—	$—	$—	$31,400

Transamerica Series Trust	Page 10

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Madison Conservative Allocation VP
Securities Lending Transactions
Exchange-Traded Funds	$2,567,994	$—	$—	$—	$2,567,994

Total Borrowings	$2,567,994	$—	$—	$—	$2,567,994

Managed Risk – Balanced ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$109,125,350	$—	$—	$—	$109,125,350

Total Borrowings	$109,125,350	$—	$—	$—	$109,125,350

Managed Risk – Conservative ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$8,409,500	$—	$—	$—	$8,409,500

Total Borrowings	$8,409,500	$—	$—	$—	$8,409,500

Managed Risk – Growth ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$210,286,944	$—	$—	$—	$210,286,944

Total Borrowings	$210,286,944	$—	$—	$—	$210,286,944

Morgan Stanley Capital Growth VP
Securities Lending Transactions
Common Stocks	$51,576,068	$—	$—	$—	$51,576,068

Total Borrowings	$51,576,068	$—	$—	$—	$51,576,068

Multi-Managed Balanced VP
Securities Lending Transactions
Common Stocks	$3,185,156	$—	$—	$—	$3,185,156
Preferred Stocks	10,088	—	—	—	10,088
Corporate Debt Securities	2,653,809	—	—	—	2,653,809
Foreign Government Obligations	217,556	—	—	—	217,556
Short-Term U.S. Government Obligations	17,607,658	—	—	—	17,607,658

Total Securities Lending Transactions	$23,674,267	$—	$—	$—	$23,674,267

Total Borrowings	$23,674,267	$—	$—	$—	$23,674,267

PIMCO Tactical – Balanced VP
Securities Lending Transactions
Corporate Debt Securities	$710,325	$—	$—	$—	$710,325

Reverse Repurchase Agreements
U.S. Government Obligations	$—	$120,219,373	$—	$—	$120,219,373
Cash	375,998	—	—	—	375,998

Total Reverse Repurchase Agreements	$375,998	$120,219,373	$—	$—	$120,595,371

Total Borrowings	$1,086,323	$120,219,373	$—	$—	$121,305,696

PIMCO Tactical – Conservative VP
Securities Lending Transactions
Corporate Debt Securities	$910,490	$—	$—	$—	$910,490

Reverse Repurchase Agreements
U.S. Government Obligations	$—	$78,617,723	$—	$—	$78,617,723
Cash	670,251	—	—	—	670,251

Total Reverse Repurchase Agreements	$670,251	$78,617,723	$—	$—	$79,287,974

Total Borrowings	$1,580,741	$78,617,723	$—	$—	$80,198,464

Transamerica Series Trust	Page 11

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
PIMCO Tactical – Growth VP
Securities Lending Transactions
Corporate Debt Securities	$425,150	$—	$—	$—	$425,150

Reverse Repurchase Agreements
U.S. Government Obligations	$11,626,769	$63,010,982	$—	$—	$74,637,751
Cash	316,612	—	—	—	316,612

Total Reverse Repurchase Agreements	$11,943,381	$63,010,982	$—	$—	$74,954,363

Total Borrowings	$12,368,531	$63,010,982	$—	$—	$75,379,513

PIMCO Total Return VP
Securities Lending Transactions
Corporate Debt Securities	$27,324,025	$—	$—	$—	$27,324,025

Reverse Repurchase Agreements
U.S. Government Obligations	$—	$381,635,298	$9,630,952	$—	$391,266,250
Cash	313,093	—	—	—	313,093

Total Reverse Repurchase Agreements	$313,093	$381,635,298	$9,630,952	$—	$391,579,343

Sale Buy-back Transactions
U.S. Government Obligations	$12,530,058	$—	$—	$—	$12,530,058

Total Borrowings	$40,167,176	$381,635,298	$9,630,952	$—	$431,433,426

PineBridge Inflation Opportunities VP
Securities Lending Transactions
Corporate Debt Securities	$225,288	$—	$—	$—	$225,288
Preferred Stocks	91,392	—	—	—	91,392

Total Securities Lending Transactions	$316,680	$—	$—	$—	$316,680

Total Borrowings	$316,680	$—	$—	$—	$316,680

QS Investors Active Asset Allocation – Conservative VP
Securities Lending Transactions
Exchange-Traded Funds	$11,844,225	$—	$—	$—	$11,844,225

Total Borrowings	$11,844,225	$—	$—	$—	$11,844,225

QS Investors Active Asset Allocation – Moderate Growth VP
Securities Lending Transactions
Exchange-Traded Funds	$19,869,296	$—	$—	$—	$19,869,296

Total Borrowings	$19,869,296	$—	$—	$—	$19,869,296

QS Investors Active Asset Allocation – Moderate VP
Securities Lending Transactions
Exchange-Traded Funds	$63,871,608	$—	$—	$—	$63,871,608

Total Borrowings	$63,871,608	$—	$—	$—	$63,871,608

Small/Mid Cap Value VP
Securities Lending Transactions
Common Stocks	$7,135,518	$—	$—	$—	$7,135,518

Total Borrowings	$7,135,518	$—	$—	$—	$7,135,518

T. Rowe Price Small Cap VP
Securities Lending Transactions
Common Stocks	$23,581,331	$—	$—	$—	$23,581,331

Total Borrowings	$23,581,331	$—	$—	$—	$23,581,331

TS&W International Equity VP
Securities Lending Transactions
Common Stocks	$13,671,717	$—	$—	$—	$13,671,717

Total Borrowings	$13,671,717	$—	$—	$—	$13,671,717

Transamerica Series Trust	Page 12

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
WMC US Growth II VP
Securities Lending Transactions
Common Stocks	$88,073	$—	$—	$—	$88,073

Total Borrowings	$88,073	$—	$—	$—	$88,073

WMC US Growth VP
Securities Lending Transactions
Common Stocks	$23,517,083	$—	$—	$—	$23,517,083

Total Borrowings	$23,517,083	$—	$—	$—	$23,517,083

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolios’ investment objectives allow the Portfolios to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolios’ investment objectives, the Portfolios may seek to use derivatives to increase or decrease their exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolios.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolios are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolios will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolios. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolios’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolios are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios may enter into option contracts to manage exposure to various market fluctuations. The Portfolios may purchase or write call and put options on securities and derivative instruments in which each Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolios may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolios the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on foreign currency: The Portfolios may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Options on futures: The Portfolios may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolios the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Transamerica Series Trust	Page 13

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Options on indices: The Portfolios may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolios the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Interest rate swaptions: The Portfolios may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolios write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

Open option contracts at September 30, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolios may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Cross-currency swap agreements: The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swap agreements in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Portfolios with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Transamerica Series Trust	Page 14

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolios are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Portfolios can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open OTC and centrally cleared swap agreements at September 30, 2019, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at September 30, 2019, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Forward foreign currency contracts: The Portfolios are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at September 30, 2019, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

8. RISK FACTORS

Investing in the Portfolios involves certain key risks related to the Portfolios’ trading activity. Please reference the Portfolios’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolios.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems and regulatory and accounting standards that are less fully developed, and that can be expected to be less stable. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. The Portfolio may be required to establish special custody or other arrangements before investing in emerging market countries. An investment in emerging market securities should be considered speculative.

Transamerica Series Trust	Page 15

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

8. RISK FACTORS (continued)

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels in the U.S., so the Portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

Real estate investment trusts (“REIT”) and real estate risk: Investing in real estate investment trusts involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of larger capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

9. CHANGE IN ACCOUNTING PRINCIPLE

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

A reclassification for Aegon High Yield Bond VP and Madison Diversified Income VP amounting to $200,673 and $79,522, respectfully, has been made as a decrease to Investments, at cost within the Schedule of Investments. The reclassification has no effect on the net assets.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolios’ financial statements.

Transamerica Series Trust	Page 16

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

11. SUBSEQUENT EVENTS

The Board has approved a Portfolio name change for BlackRock Smart Beta 40 VP to Transamerica BlackRock iShares Edge 40 VP, BlackRock Smart Beta 50 VP to Transamerica BlackRock iShares Edge 50 VP, BlackRock Smart Beta 75 VP to Transamerica BlackRock iShares Edge 75 VP and BlackRock Smart Beta 100 VP to Transamerica BlackRock iShares Edge 100 VP. This will be effective on or about November 1, 2019.

The Board approved the reorganization of Madison Conservative Allocation VP into JPMorgan Asset Allocation – Conservative VP, Madison Balanced Allocation VP into JPMorgan Asset Allocation – Moderate VP, Jennison Growth VP into Morgan Stanley Capital Growth VP and Torray Concentrated Growth VP into WMC US Growth VP, which are scheduled to occur following the close of business on or about November 1, 2019.

Transamerica Series Trust	Page 17